                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-137887

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT
                               SUPPLEMENT TO THE
                  POLARIS II PLATINUM SERIES VARIABLE ANNUITY
                          PROSPECTUS DATED MAY 1, 2007

--------------------------------------------------------------------------------
THE DATE OF THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY CHANGED TO FEBRUARY 11, 2008.
THE FOLLOWING PORTFOLIOS AND MANAGERS ARE ADDED TO THE COVER PAGE OF THE
PROSPECTUS:

VARIABLE PORTFOLIOS:                                             MANAGED BY:

Franklin Income Securities Fund                                  Franklin Advisers, Inc.

Franklin Templeton VIP Founding Funds Allocation Fund            Franklin Templeton Services, LLC*

---------------
*Franklin Templeton Services, LLC is the administrator of this fund of funds. THE FOLLOWING IS ADDED TO THE FEE TABLE ON PAGE 4 OF THE PROSPECTUS:
OPTIONAL MARKETLOCK FOR LIFE PLUS FEE*

(calculated as a percentage of the Benefit Base)

    ALL YEARS IN WHICH THE FEATURE IS IN EFFECT      ANNUALIZED FEE
    -------------------------------------------      --------------
    For One Covered Person.........................      0.70%
    For Two Covered Persons........................      0.95%

---------------

* MarketLock For Life Plus is an optional guaranteed minimum withdrawal benefit. The Benefit Base is initially equal to Purchase Payments made in the first contract year plus Purchase Payments made in contract years 2-5 capped each year at 100% of the Purchase Payments made in the first year, adjusted for excess withdrawals during the applicable period. Thereafter, on each contract anniversary during the first 10 contract years, the Benefit Base is increased to the greater of (a) or (b) where (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments made after the first five years) and (b) is the current Benefit Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period calculated as the percentage of the greater of (a) Purchase Payments made in the first two years; or (b) the highest contract anniversary value in the first 10 years, each adjusted for withdrawals during the applicable period. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.
THE FOLLOWING REPLACES THE MAXIMUM EXPENSE EXAMPLES LOCATED ON PAGE 5 OF THE
PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.77%, (including Estate
Plus), the optional MarketLock For Life Plus feature (0.95%), and investment in an Underlying Fund with total expenses of 1.85%.)
(1) If you surrender your contract at the end of the applicable time period:

              1 YEAR                3 YEARS                5 YEARS                10 YEARS
        ========================================================================================
              $1,163                $1,894                 $2,632                  $4,709
        ========================================================================================

(2) If you annuitize your contract at the end of the applicable time period(4):

              1 YEAR                3 YEARS                5 YEARS                10 YEARS
        ========================================================================================
              $ 463                 $1,394                 $2,332                  $4,709
        ========================================================================================

(3) If you do not surrender your contract:

              1 YEAR                3 YEARS                5 YEARS                10 YEARS
        ========================================================================================
              $ 463                 $1,394                 $2,332                  $4,709
        ========================================================================================

THE FOLLOWING ADVISER AND VARIABLE PORTFOLIOS ARE ADDED TO THE INVESTMENT OPTIONS SECTION LOCATED ON PAGES 9-10 OF THE PROSPECTUS:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund. Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds and is administered by Franklin Templeton Services, LLC; each underlying fund of the VIP Founding Funds has its own investment advisor. Please see the VIP Founding Funds prospectus for details.

VARIABLE PORTFOLIOS                                    MANAGED BY:                        TRUST   ASSET
                                                                                                  CLASS
Franklin Income Securities Fund                        Franklin Advisers, Inc.            FTVIPT  BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund  Franklin Templeton Services, LLC*  FTVIPT  BALANCED

---------------

*Franklin Templeton Services, LLC is the administrator of this fund of funds.

THE FOLLOWING IS ADDED TO THE POLARIS PORTFOLIO ALLOCATOR PROGRAM SECTION OF THE
PROSPECTUS:

POLARIS PORTFOLIO ALLOCATOR MODELS

---------------------------------------------------------------
VARIABLE PORTFOLIOS   MODEL 1    MODEL 2    MODEL 3    MODEL 4
---------------------------------------------------------------
 American Funds
   Growth-Income          3%         3%         4%         5%
---------------------------------------------------------------
 Capital Growth           4%         5%         5%         9%
---------------------------------------------------------------
 Cash Management          3%         0%         0%         0%
---------------------------------------------------------------
 Corporate Bond          19%        14%         9%         0%
---------------------------------------------------------------
 Emerging Markets         3%         3%         3%         5%
---------------------------------------------------------------
 Equity
   Opportunities          0%         0%         0%         3%
---------------------------------------------------------------
 Fundamental Growth       5%         9%         9%         9%
---------------------------------------------------------------
 Government and
   Quality Bond          27%        18%        11%         3%
---------------------------------------------------------------
 Growth                   4%         5%         5%         0%
---------------------------------------------------------------
 Growth-Income            0%         0%         0%         4%
---------------------------------------------------------------
 International
   Diversified
   Equities               0%         4%         7%         8%
---------------------------------------------------------------
 International
   Growth & Income        9%        10%        11%        14%
---------------------------------------------------------------
 Lord Abbett Growth
   and Income             6%         8%         9%         9%
---------------------------------------------------------------
 MFS Massachusetts
   Investors Trust        2%         0%         0%         0%
---------------------------------------------------------------
 Mid-Cap Growth           0%         0%         2%         3%
---------------------------------------------------------------
 Real Estate              3%         4%         4%         5%
---------------------------------------------------------------
 Small & Mid Cap
   Value                  5%         6%         8%         6%
---------------------------------------------------------------
 Small Company Value      0%         3%         4%         6%
---------------------------------------------------------------
 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                 7%         8%         9%        11%
---------------------------------------------------------------
 TOTAL                  100%       100%       100%       100%
---------------------------------------------------------------

SAMPLE PORTFOLIOS

---------------------------------------------------------------
                      BALANCED
                       GROWTH    BALANCE
                        AND         TO                   ALL
VARIABLE PORTFOLIOS    INCOME     GROWTH     GROWTH     EQUITY
---------------------------------------------------------------
 American Funds
   Asset Allocation      15%        10%         0%         0%
---------------------------------------------------------------
 American Funds
   Global Growth          5%        10%        10%        15%
---------------------------------------------------------------
 American Funds
   Growth-Income          0%         0%        15%        20%
---------------------------------------------------------------
 Davis Venture Value      5%         5%         5%        10%
---------------------------------------------------------------
 Federated Corporate
   Bond                  25%        15%        10%         0%
---------------------------------------------------------------
 Franklin Small
   Company Value          0%         5%         5%        10%
---------------------------------------------------------------
 MFS Total Return        20%        15%        10%         0%
---------------------------------------------------------------
 SunAmerica High
   Yield Bond             5%         5%         5%         0%
---------------------------------------------------------------
 Van Kampen LIT
   Comstock, Class
   II Shares             10%        15%        15%        20%
---------------------------------------------------------------
 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                10%        15%        15%        15%
---------------------------------------------------------------
 Wellington Capital
   Appreciation           5%         5%        10%        10%
---------------------------------------------------------------
 TOTAL                  100%       100%       100%       100%
---------------------------------------------------------------

The Polaris Portfolio Allocator models and Sample Portfolios and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Polaris Portfolio Allocator model and Sample Portfolio are reallocated annually on or about May 1. However, once you invest in either a Polaris Portfolio Allocator model or Sample Portfolio, your investments are considered "static" because the Variable Portfolios and the percentages of contract value allocated to each Variable Portfolio within a Polaris Portfolio Allocator model and Sample Portfolio will not be changed by us.

THE FOLLOWING IS ADDED TO THE MARKETLOCK SECTION UNDER THE OPTIONAL LIVING BENEFITS HEADER OF THE PROSPECTUS:

MARKETLOCK FOR LIFE PLUS

What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest contract anniversary value or the Benefit Base, as defined below, plus a potential additional amount ("Income Credit"). Thus, MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received in the contract's first five years are included in the Benefit Base.

Please note that this feature may not be available in your state. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness; if we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            50             75
-------------------------------------------------
    Joint Owners
(based on the age of      50             75
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          50           75           50           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         50           75           50         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         50           75           50         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Benefit Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Benefit Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Benefit Base increased by an Income Credit. The Income Credit is calculated as 7% of the Income Credit Base, defined below. The Income Credit may only be added to the Benefit Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Benefit Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Benefit Base on your third contract anniversary. Please see"How are the components of MarketLock For Life Plus calculated?" below for details.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

-------------------------------------------------------------------------------------
                                                                  MAXIMUM
                                                                   ANNUAL
                                                                 WITHDRAWAL
AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL           PERCENTAGE*
-------------------------------------------------------------------------------------
At least age 50 but prior to 60th Birthday                           4%
-------------------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday                           5%
-------------------------------------------------------------------------------------
        On or after 76th Birthday                                    6%
-------------------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

--------------------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                    ANNUAL
AGE OF THE YOUNGER COVERED PERSON OR SURVIVING COVERED            WITHDRAWAL
          PERSON AT TIME OF FIRST WITHDRAWAL                     PERCENTAGE*
--------------------------------------------------------------------------------------
At least age 50 but prior to 60th Birthday                            4%
--------------------------------------------------------------------------------------
At least age 60 but prior to 76th Birthday                            5%
--------------------------------------------------------------------------------------
        On or after 76th Birthday                                     6%
--------------------------------------------------------------------------------------

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given benefit year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" below.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways:

     1. Invest 100% in the Balanced-Growth & Income Sample Portfolio or in Polaris Portfolio Allocator Model 1, 2 or 3

     2. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced
        (JPM), Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and MFS Total Return

     3. Invest in accordance with the requirements outlined in the table below:

-------------------------------------------------------------------------
     INVESTMENT         INVESTMENT            VARIABLE PORTFOLIOS
       GROUP           REQUIREMENT           AND/OR FIXED ACCOUNTS
-------------------------------------------------------------------------
 A. Bond, Cash and     Minimum 20%    Cash Management
    Fixed              Maximum 100%   Corporate Bond
   Accounts                           Global Bond
                                      Government & Quality Bond
                                      DCA FIXED ACCOUNTS
                                      DCA 6-Month
                                      DCA 12-Month
                                      FIXED ACCOUNTS
                                      1-Year Fixed (if available)
-------------------------------------------------------------------------
 B. Equity Maximum      Minimum 0%    Aggressive Growth
                       Maximum 80%    Alliance Growth
                                      American Funds Asset Allocation
                                      American Funds Global Growth
                                      American Funds Growth
                                      American Funds Growth-Income
                                      Asset Allocation
                                      Balanced (JPM)
                                      Blue Chip Growth
                                      Capital Appreciation
                                      Davis Venture Value
                                      "Dogs" of Wall Street
                                      Equity Opportunities
                                      Foreign Value
                                      Franklin Income Securities Fund
                                      Franklin Templeton VIP Founding
                                        Funds Allocation Fund
                                      Fundamental Growth
                                      Global Equities
                                      Growth
                                      Growth-Income
                                      High-Yield Bond
                                      International Diversified Equities
                                      International Growth and Income
                                      Lord Abbett Growth and Income
                                      Lord Abbett Mid Cap Value
                                      Marsico Focused Growth
                                      MFS Massachusetts Investors Trust
                                      MFS Total Return
                                      Small & Mid Cap Value
                                      Telecom Utility
                                      Van Kampen LIT Comstock
                                      Van Kampen LIT Growth and Income
                                      Van Kampen LIT Strategic Growth
                                      Worldwide High Income
-------------------------------------------------------------------------
 C. Limited Equity      Minimum 0%    Capital Growth
                       Maximum 20%    Emerging Markets
                                      Growth Opportunities
                                      Mid-Cap Growth
                                      Natural Resources
                                      Real Estate
                                      Small Company Value
                                      Technology
-------------------------------------------------------------------------

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM in the prospectus. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE

PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. Please see SPOUSAL CONTINUATION below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the INCOME CREDIT PERIOD and the BENEFIT BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Benefit Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Benefit Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Benefit Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Benefit Base Evaluation Period, you may contact us to extend the Benefit Base Evaluation Period. Please see "CAN I EXTEND THE BENEFIT BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Benefit Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the BENEFIT BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Benefit Base is the contract value on the Effective Date. Please see"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Benefit Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

     CALCULATION OF THE BENEFIT BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Benefit Base Evaluation Period, the Benefit Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Benefit Base; and

          (b) is all previous maximum Anniversary Values during the Benefit Base Evaluation Period.

     CALCULATION OF THE BENEFIT BASE WHEN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Benefit Base could increase. The components used to determine this amount are:

          (a) the Benefit Base calculated based on the maximum Anniversary Value; and

          (b) the Income Credit plus the current Benefit Base.

     If (a) is greater than or equal to (b), the Income Credit Base and the Benefit Base are increased to the current Anniversary Value. If (b) is greater than (a), the Benefit Base is increased by the Income Credit and the Income Credit Base remains unchanged.

The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Benefit Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Benefit Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the Contract Value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the Contract Value or any other benefits under the Contract.

The Benefit Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for excess withdrawals, the Benefit Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Benefit Base Evaluation Period will not result in a lower Benefit Base or lower Income Credit Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Benefit Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Benefit Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see What are the Effects of Withdrawals on MarketLock For Life Plus? below.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.75% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     1.00% of Benefit Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Benefit Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Benefit Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income Credit Period, an Income Credit will not be added to your Benefit Base in those years.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     BENEFIT BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the Benefit Base and Income Credit Base are not reduced for those withdrawals. Excess Withdrawals as described above reduce the Benefit Base and Income Credit Base as follows:

     For each Excess Withdrawal taken, the Benefit Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Benefit Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Benefit Base is increased (as described above under "How are the components for MarketLock For Life Plus calculated?" ). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Benefit Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

     THE MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Benefit Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains, the Benefit Base Evaluation Period and the Income Credit Period end and Income Credit Base equals zero.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Can I extend the Benefit Base Evaluation Period beyond 10 years?

There is an option for extension of the Benefit Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE BENEFIT BASE EVALUATION PERIOD, WE WILL NOTIFY YOU 60 DAYS PRIOR TO THE END OF THE BENEFIT BASE EVALUATION PERIOD AND YOU MUST RESPOND TO US IN WRITING NO LATER THAN THE END OF THE CURRENT BENEFIT BASE EVALUATION PERIOD. If you elect to extend the Benefit Base Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new Benefit Base Evaluation Period which is a period of 5 years. See "How are the components for MarketLock For Life Plus calculated?" Also, if you extend the Benefit Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Benefit Base Evaluation Period.

If you do not contact us at the end of each Benefit Base Evaluation Period to extend the Benefit Base Evaluation Period, an extension will no longer be available and the Benefit Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Benefit Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Benefit Base Evaluation Period and you will not be permitted to extend the Benefit Base Evaluation Period in the future.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Benefit Base Evaluation Period as described above may be extended.

What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or, if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Benefit Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Benefit Base during the remaining Benefit Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Benefit Base Evaluation Period upon the expiration of the period. See "Can I extend the Benefit Base Evaluation Period beyond 10 years?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Benefit Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Benefit Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life Plus be cancelled?"

THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

The annualized MarketLock For Life Plus fee will be assessed as a percentage of the Benefit Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.75% of Benefit Base
----------------------------------------------------
 For Two Covered Persons     1.00% of Benefit Base
----------------------------------------------------

THE FOLLOWING IS ADDED TO THE MARKETLOCK EXAMPLES APPENDIX OF THE PROSPECTUS:

MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life Plus feature:

EXAMPLE 1:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Benefit Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first anniversary is calculated as the Income Credit Percentage (7%) multiplied by the Income Credit Base ($100,000) which equals $7,000. On your first contract anniversary, your Benefit Base is adjusted to $107,000 which equals the greatest of your current Benefit Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Benefit Base ($7,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount, if you were to start taking withdrawals after the 1st contract anniversary, is 5% of the Benefit Base (5% X $107,000 = $5,350). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2:

Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value is $103,000. Therefore, your Benefit Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Benefit Bases, Income Credit Bases, and Income Credits are given as follows:

-------------------------------------------------------------------------
                                                            MAXIMUM
                                                             ANNUAL
 CONTRACT    CONTRACT   BENEFIT      INCOME      INCOME    WITHDRAWAL
ANNIVERSARY   VALUE       BASE     CREDIT BASE   CREDIT      AMOUNT
---------------------------------------------------------------------
    1st      $103,000   $107,000    $100,000     $ 7,000    $ 5,350
-------------------------------------------------------------------------
    2nd      $223,000   $221,000    $200,000     $14,000    $11,050
-------------------------------------------------------------------------
    3rd      $223,000   $235,000    $200,000     $14,000    $11,750
-------------------------------------------------------------------------
    4th      $223,000   $249,000    $200,000     $14,000    $12,450
-------------------------------------------------------------------------
    5th      $253,000   $295,100    $230,000     $16,100    $14,755
-------------------------------------------------------------------------
    6th      $303,000   $311,200    $230,000     $16,100    $15,560
-------------------------------------------------------------------------

Since the Benefit Base equals the Benefit Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Benefit Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Benefit Base equals $221,000 ($207,000 + $14,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $221,000 Benefit Base).

However, continuing to assume you do not take any withdrawals in years 3 and 4, your Benefit Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Benefit Base equals $279,000
($249,000 + $30,000). On your 5th contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 X 7%). Your Benefit Base equals $295,100 ($279,000 + $16,100). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Benefit Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Benefit Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Benefit Bases, Income Credit Bases, and Income Credits are as follows:

------------------------------------------------------------------------
                                                           MAXIMUM
                                                            ANNUAL
 CONTRACT    CONTRACT   BENEFIT      INCOME      INCOME   WITHDRAWAL
ANNIVERSARY   VALUE       BASE     CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------
    1st      $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------
    2nd      $115,000   $115,000    $115,000       N/A*     $5,750
------------------------------------------------------------------------
    3rd      $107,000   $123,050    $115,000     $8,050     $6,153
------------------------------------------------------------------------
    4th      $110,000   $131,100    $115,000     $8,050     $6,555
------------------------------------------------------------------------
    5th      $140,000   $140,000    $140,000       N/A*     $7,000
------------------------------------------------------------------------
    6th      $145,000   $149,800    $140,000     $9,800     $7,490
------------------------------------------------------------------------

* The Benefit Base calculated based on the maximum anniversary value is greater than the Income Credit plus the Benefit Base; therefore, the Income Credit Base and Benefit Base are increased to the current anniversary value, and the Benefit Base is not increased by the Income Credit.

On your 6th contract anniversary, your contract value is $145,000, your Benefit Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Benefit Base). Therefore, if you do not take any excess withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Benefit Base values, Income Credit Base values, and Income Credit amounts are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Benefit Base and Income Credit Base remain unchanged. Next, we recalculate your Benefit Base, Income Credit Base and Income Credit by reducing the Benefit Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal
($4,020/$100,500 = 4%). The Benefit Base is adjusted to $143,808 ($149,800 minus
4% of $149,800 equals $5,992). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new Income Credit is 7% of your new Income Credit Base (7% X $134,400), which equals $9,408. This Income Credit of $9,408 will not be available to you on your 8th anniversary because you took a withdrawal in the 7th contract year. However, if you do not take any withdrawals in your 8th contract year, the Income Credit will be available to you on your 9th anniversary. Your new Maximum Annual Withdrawal Amount is your Benefit Base multiplied by your Maximum Annual Withdrawal Percentage
($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional excess withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.

THE FOLLOWING CONDENSED FINANCIAL INFORMATION IS HEREBY ADDED TO APPENDIX A OF THE PROSPECTUS:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              NINE MONTHS ENDED
                                                                  09/30/07
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$17.353
                                                              (b)$17.165
        Ending AUV..........................................  (a)$18.730
                                                              (b)$18.493
        Ending Number of AUs................................  (a)460,924
                                                              (b)107,838

-------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$32.629
                                                              (b)$32.252
        Ending AUV..........................................  (a)$36.624
                                                              (b)$36.134
        Ending Number of AUs................................  (a)3,208,558
                                                              (b)219,476

-------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................  (a)$16.092
                                                              (b)$15.923
        Ending AUV..........................................  (a)$17.509
                                                              (b)$17.292
        Ending Number of AUs................................  (a)196,445
                                                              (b)13,171

-------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$21.736
                                                              (b)$21.494
        Ending AUV..........................................  (a)$24.593
                                                              (b)$24.274
        Ending Number of AUs................................  (a)6,652,847
                                                              (b)603,813

-------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$20.190
                                                              (b)$19.977
        Ending AUV..........................................  (a)$23.150
                                                              (b)$22.862
        Ending Number of AUs................................  (a)10,719,688
                                                              (b)942,732

-------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$18.254
                                                              (b)$18.055
        Ending AUV..........................................  (a)$20.006
                                                              (b)$19.751
        Ending Number of AUs................................  (a)11,967,459
                                                              (b)1,049,033

-------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................  (a)$24.966
                                                              (b)$24.934
        Ending AUV..........................................  (a)$26.892
                                                              (b)$26.807
        Ending Number of AUs................................  (a)6,373
                                                              (b)553

-------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(formerly SunAmerica Balanced)
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$16.185
                                                              (b)$16.001
        Ending AUV..........................................  (a)$17.071
                                                              (b)$16.844
        Ending Number of AUs................................  (a)467,990
                                                              (b)63,473

-------------------------------------------------------------------------------

         AU -- Accumulation Unit
         AUV -- Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                              NINE MONTHS ENDED
                                                                  09/30/07
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$6.292
                                                              (b)$6.213
        Ending AUV..........................................  (a)$7.120
                                                              (b)$7.017
        Ending Number of AUs................................  (a)1,015,929
                                                              (b)100,989

-------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$43.161
                                                              (b)$42.691
        Ending AUV..........................................  (a)$53.166
                                                              (b)$52.488
        Ending Number of AUs................................  (a)4,581,609
                                                              (b)333,594

-------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(formerly Goldman Sachs Research)
(Inception Date - 05/01/06)
        Beginning AUV.......................................  (a)$8.061
                                                              (b)$8.043
        Ending AUV..........................................  (a)$9.287
                                                              (b)$9.249
        Ending Number of AUs................................  (a)795,421
                                                              (b)58,625

-------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$13.243
                                                              (b)$13.076
        Ending AUV..........................................  (a)$13.539
                                                              (b)$13.344
        Ending Number of AUs................................  (a)7,634,310
                                                              (b)727,912

-------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$17.675
                                                              (b)$17.498
        Ending AUV..........................................  (a)$18.007
                                                              (b)$17.793
        Ending Number of AUs................................  (a)7,290,771
                                                              (b)463,935

-------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$38.538
                                                              (b)$38.095
        Ending AUV..........................................  (a)$40.966
                                                              (b)$40.420
        Ending Number of AUs................................  (a)7,804,182
                                                              (b)620,018

-------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$12.916
                                                              (b)$12.783
        Ending AUV..........................................  (a)$13.037
                                                              (b)$12.879
        Ending Number of AUs................................  (a)599,003
                                                              (b)64,795

-------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$18.981
                                                              (b)$18.773
        Ending AUV..........................................  (a)$25.403
                                                              (b)$25.078
        Ending Number of AUs................................  (a)2,287,909
                                                              (b)172,203

-------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(formerly Federated American Leaders)
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$20.603
                                                              (b)$20.371
        Ending AUV..........................................  (a)$21.513
                                                              (b)$21.231
        Ending Number of AUs................................  (a)911,568
                                                              (b)86,994

-------------------------------------------------------------------------------

         AU -- Accumulation Unit
         AUV -- Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                              NINE MONTHS ENDED
                                                                  09/30/07
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$19.918
                                                              (b)$19.684
        Ending AUV..........................................  (a)$22.466
                                                              (b)$22.160
        Ending Number of AUs................................  (a)8,315,321
                                                              (b)775,832

-------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
        Beginning AUV.......................................  (a)N/A
                                                              (b)N/A
        Ending AUV..........................................  (a)N/A
                                                              (b)N/A
        Ending Number of AUs................................  (a)N/A
                                                              (b)N/A

-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
        Beginning AUV.......................................  (a)N/A
                                                              (b)N/A
        Ending AUV..........................................  (a)N/A
                                                              (b)N/A
        Ending Number of AUs................................  (a)N/A
                                                              (b)N/A

-------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(formerly Putnam Growth: Voyager)
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$18.764
                                                              (b)$18.539
        Ending AUV..........................................  (a)$20.787
                                                              (b)$20.498
        Ending Number of AUs................................  (a)670,178
                                                              (b)55,366

-------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$17.792
                                                              (b)$17.529
        Ending AUV..........................................  (a)$18.672
                                                              (b)$18.361
        Ending Number of AUs................................  (a)1,334,908
                                                              (b)91,712

-------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$23.713
                                                              (b)$23.360
        Ending AUV..........................................  (a)$26.795
                                                              (b)$26.346
        Ending Number of AUs................................  (a)408,658
                                                              (b)40,751

-------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$17.248
                                                              (b)$17.050
        Ending AUV..........................................  (a)$17.589
                                                              (b)$17.354
        Ending Number of AUs................................  (a)12,574,650
                                                              (b)963,727

-------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$33.954
                                                              (b)$33.557
        Ending AUV..........................................  (a)$38.194
                                                              (b)$37.676
        Ending Number of AUs................................  (a)2,906,685
                                                              (b)245,787

-------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$31.254
                                                              (b)$30.888
        Ending AUV..........................................  (a)$34.367
                                                              (b)$33.901
        Ending Number of AUs................................  (a)337,979
                                                              (b)39,192

-------------------------------------------------------------------------------

         AU -- Accumulation Unit
         AUV -- Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                              NINE MONTHS ENDED
                                                                  09/30/07
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$5.603
                                                              (b)$5.545
        Ending AUV..........................................  (a)$6.623
                                                              (b)$6.543
        Ending Number of AUs................................  (a)2,827,772
                                                              (b)375,950

-------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$20.828
                                                              (b)$20.579
        Ending AUV..........................................  (a)$20.937
                                                              (b)$20.648
        Ending Number of AUs................................  (a)1,884,029
                                                              (b)249,396

-------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$14.413
                                                              (b)$14.243
        Ending AUV..........................................  (a)$16.589
                                                              (b)$16.363
        Ending Number of AUs................................  (a)9,432,396
                                                              (b)750,317

-------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$18.647
                                                              (b)$18.498
        Ending AUV..........................................  (a)$20.678
                                                              (b)$20.474
        Ending Number of AUs................................  (a)3,695,196
                                                              (b)346,759

-------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$13.758
                                                              (b)$13.586
        Ending AUV..........................................  (a)$14.604
                                                              (b)$14.394
        Ending Number of AUs................................  (a)4,390,588
                                                              (b)423,709

-------------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE
(Inception Date - 08/28/06)
        Beginning AUV.......................................  (a)$15.079
                                                              (b)$14.902
        Ending AUV..........................................  (a)$15.969
                                                              (b)$15.753
        Ending Number of AUs................................  (a)28,992
                                                              (b)1,672

-------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(formerly Marsico Growth)
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$12.058
                                                              (b)$11.920
        Ending AUV..........................................  (a)$13.503
                                                              (b)$13.324
        Ending Number of AUs................................  (a)2,297,011
                                                              (b)351,875

-------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$23.242
                                                              (b)$22.981
        Ending AUV..........................................  (a)$25.589
                                                              (b)$25.254
        Ending Number of AUs................................  (a)1,174,068
                                                              (b)145,096

-------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$27.772
                                                              (b)$27.443
        Ending AUV..........................................  (a)$28.993
                                                              (b)$28.596
        Ending Number of AUs................................  (a)4,950,638
                                                              (b)433,244

-------------------------------------------------------------------------------

         AU -- Accumulation Unit
         AUV -- Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                              NINE MONTHS ENDED
                                                                  09/30/07
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(formerly MFS Mid-Cap Growth)
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$10.754
                                                              (b)$10.624
        Ending AUV..........................................  (a)$12.514
                                                              (b)$12.341
        Ending Number of AUs................................  (a)3,770,762
                                                              (b)382,510

-------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$47.983
                                                              (b)$47.471
        Ending AUV..........................................  (a)$63.499
                                                              (b)$62.704
        Ending Number of AUs................................  (a)1,326,561
                                                              (b)118,325

-------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$31.207
                                                              (b)$30.864
        Ending AUV..........................................  (a)$29.380
                                                              (b)$29.002
        Ending Number of AUs................................  (a)1,952,919
                                                              (b)131,474

-------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$18.363
                                                              (b)$18.140
        Ending AUV..........................................  (a)$19.618
                                                              (b)$19.344
        Ending Number of AUs................................  (a)5,810,613
                                                              (b)655,368

-------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................  (a)$10.117
                                                              (b)$10.094
        Ending AUV..........................................  (a)$10.210
                                                              (b)$10.168
        Ending Number of AUs................................  (a)2,103,588
                                                              (b)100,463

-------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$2.373
                                                              (b)$2.347
        Ending AUV..........................................  (a)$2.864
                                                              (b)$2.828
        Ending Number of AUs................................  (a)2,949,878
                                                              (b)321,831

-------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
        Beginning AUV.......................................  (a)$15.021
                                                              (b)$15.004
        Ending AUV..........................................  (a)$17.137
                                                              (b)$17.085
        Ending Number of AUs................................  (a)141,950
                                                              (b)9,564

-------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK - VKT Class II Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$14.143
                                                              (b)$13.991
        Ending AUV..........................................  (a)$14.519
                                                              (b)$14.335
        Ending Number of AUs................................  (a)4,766,271
                                                              (b)462,890

-------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME - VKT Class II Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$15.400
                                                              (b)$15.236
        Ending AUV..........................................  (a)$16.101
                                                              (b)$15.900
        Ending Number of AUs................................  (a)10,315,008
                                                              (b)766,807

-------------------------------------------------------------------------------

         AU -- Accumulation Unit
         AUV -- Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                              NINE MONTHS ENDED
                                                                  09/30/07
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH - VKT Class II Shares
(Inception Date - 09/30/02)
        Beginning AUV.......................................  (a)$9.752
                                                              (b)$9.640
        Ending AUV..........................................  (a)$11.176
                                                              (b)$11.027
        Ending Number of AUs................................  (a)674,402
                                                              (b)102,228

-------------------------------------------------------------------------------
WORLDWIDE HIGH INCOME - SAST Class 3 Shares
(Inception Date -- 05/01/06)
        Beginning AUV.......................................  (a)$21.174
                                                              (b)$21.098
        Ending AUV..........................................  (a)$21.856
                                                              (b)$21.724
        Ending Number of AUs................................  (a)23,615
                                                              (b)702

-------------------------------------------------------------------------------

         AU -- Accumulation Unit
         AUV -- Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

Dated: February 11, 2008

                Please keep this Supplement with your Prospectus

                       [POLARIS II PLATINUM SERIES LOGO]

                                   PROSPECTUS
                                  MAY 1, 2007

                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                           VARIABLE SEPARATE ACCOUNT

The annuity has several investment choices -Variable Portfolios (which are subaccounts of the separate account) and available fixed account options. Each Variable Portfolio invest exclusively in shares of one of the Underlying Funds listed below. The Variable Portfolios are part of the Anchor Series Trust ("AST"), American Funds Insurance Series ("AFIS"), SunAmerica Series Trust ("SAST"), Lord Abbett Series Fund, Inc. ("LASF") and Van Kampen Life Investment Trust ("VKT").

VARIABLE PORTFOLIOS:                                       MANAGED BY:
    Aggressive Growth Portfolio                            AIG SunAmerica Asset Management Corp.
    Alliance Growth Portfolio                              AllianceBernstein L.P.
    American Funds Global Growth Portfolio*                Capital Research and Management Company
    American Funds Growth Portfolio*                       Capital Research and Management Company
    American Funds Growth-Income Portfolio*                Capital Research and Management Company
    American Funds Asset Allocation Portfolio*             Capital Research and Management Company
    Asset Allocation Portfolio                             Edge Asset Management, Inc.**
    Balanced Portfolio                                     J.P. Morgan Investment Management Inc.
    Blue Chip Growth Portfolio                             AIG SunAmerica Asset Management Corp.
    Capital Appreciation Portfolio                         Wellington Management Company, LLP
    Capital Growth Portfolio                               OppenheimerFunds, Inc.
    Cash Management Portfolio                              Columbia Management Advisors, LLC
    Corporate Bond Portfolio                               Federated Investment Management Company
    Davis Venture Value Portfolio                          Davis Selected Advisers LLC
    "Dogs" of Wall Street Portfolio***                     AIG SunAmerica Asset Management Corp.
    Emerging Markets Portfolio                             Putnam Investment Management, Inc.
    Equity Opportunities Portfolio                         OppenheimerFunds, Inc.
    Foreign Value Portfolio                                Templeton Investment Counsel, LLC
    Fundamental Growth Portfolio                           Wells Capital Management, Inc.
    Global Bond Portfolio                                  Goldman Sachs Asset Management International
    Global Equities Portfolio                              J.P. Morgan Investment Management Inc.
    Government and Quality Bond Portfolio                  Wellington Management Company, LLP
    Growth-Income Portfolio                                AllianceBernstein L.P.
    Growth Opportunities Portfolio                         Morgan Stanley Investment Management Inc.****
    Growth Portfolio                                       Wellington Management Company, LLP
    High-Yield Bond Portfolio                              AIG SunAmerica Asset Management Corp.
    International Diversified Equities Portfolio           Morgan Stanley Investment Management Inc.****
    International Growth and Income Portfolio              Putnam Investment Management, Inc.
    Lord Abbett Growth and Income Portfolio                Lord, Abbett & Co. LLC
    Lord Abbett Mid Cap Value Portfolio                    Lord, Abbett & Co. LLC
    Marsico Focused Growth Portfolio                       Marsico Capital Management, LLC
    MFS Massachusetts Investors Trust Portfolio***         Massachusetts Financial Services Company
    MFS Total Return Portfolio                             Massachusetts Financial Services Company
    Mid-Cap Growth Portfolio                               J.P. Morgan Investment Management Inc.
    Natural Resources Portfolio                            Wellington Management Company, LLP
    Real Estate Portfolio                                  Davis Selected Advisers LLC
    Small & Mid Cap Value Portfolio                        AllianceBernstein L.P.
    Small Company Value Portfolio                          Franklin Advisory Services, LLC
    Technology Portfolio                                   Columbia Management Advisors, LLC
    Telecom Utility Portfolio                              Massachusetts Financial Services Company
    Van Kampen LIT Comstock Portfolio, Class II            Van Kampen Asset Management
      Shares***
    Van Kampen LIT Growth and Income Portfolio, Class      Van Kampen Asset Management
      II Shares
    Van Kampen LIT Strategic Growth Portfolio, Class II    Van Kampen Asset Management
      Shares
    Worldwide High Income Portfolio                        Morgan Stanley Investment Management Inc.****

* Separate Investment of American Funds Insurance Series.
** Edge Asset Management, Inc. was formerly known as WM Advisors, Inc.
*** "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Van Kampen
    LIT Comstock is an equity fund seeking capital growth and income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
**** Morgan Stanley Investment Management Inc. does business in certain circumstances using the name "Van Kampen."

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2007. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE TABLES......................................................................     4
    Maximum Owner Transaction Expenses...........................................     4
    Contract Maintenance Fee.....................................................     4
    Separate Account Annual Expenses.............................................     4
    Additional Optional Feature Fees.............................................     4
    Optional MarketLock Fee......................................................     4
    Underlying Fund Expenses.....................................................     4
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................................     5
 THE POLARIS II PLATINUM SERIES VARIABLE ANNUITY.................................     6
 PURCHASING A POLARIS II PLATINUM SERIES VARIABLE ANNUITY........................     6
    Allocation of Purchase Payments..............................................     7
    Accumulation Units...........................................................     7
    Free Look....................................................................     8
 INVESTMENT OPTIONS..............................................................     8
    Variable Portfolios..........................................................     8
        American Funds Insurance Series..........................................     9
        Anchor Series Trust......................................................     9
        Lord Abbett Series Fund, Inc. ...........................................     9
        SunAmerica Series Trust..................................................     9
        Van Kampen Life Investment Trust.........................................     9
    Fixed Accounts...............................................................    11
    Dollar Cost Averaging Fixed Accounts.........................................    11
    Dollar Cost Averaging Program................................................    11
    Polaris Portfolio Allocator Program..........................................    12
    Transfers During the Accumulation Phase......................................    13
    Automatic Asset Rebalancing Program..........................................    15
    Voting Rights................................................................    15
    Substitution, Addition or Deletion of Variable Portfolios....................    15
 ACCESS TO YOUR MONEY............................................................    16
    Systematic Withdrawal Program................................................    17
    Nursing Home Waiver..........................................................    17
    Minimum Contract Value.......................................................    17
 OPTIONAL LIVING BENEFITS........................................................    17
    MarketLock...................................................................    17
 DEATH BENEFITS..................................................................    22
    Death Benefit Options........................................................    24
    Optional EstatePlus Benefit..................................................    24
    Spousal Continuation.........................................................    25
 EXPENSES........................................................................    25
    Separate Account Expenses....................................................    26
    Withdrawal Charges...........................................................    26
    Underlying Fund Expenses.....................................................    26
    Contract Maintenance Fee.....................................................    26
    Transfer Fee.................................................................    27
    Optional MarketLock Fee......................................................    27
    Optional EstatePlus Fee......................................................    27
    Premium Tax..................................................................    27
    Income Taxes.................................................................    27
    Reduction or Elimination of Fees and Expenses and Additional Amounts
      Credited...................................................................    27
 INCOME OPTIONS..................................................................    27
    Annuity Date.................................................................    27
    Annuity Income Options.......................................................    28
    Fixed or Variable Income Payments............................................    28
    Annuity Income Payments......................................................    28
    Transfers During the Income Phase............................................    29
    Deferment of Payments........................................................    29
 TAXES...........................................................................    29
    Annuity Contracts in General.................................................    29
    Tax Treatment of Distributions - Non-Qualified Contracts.....................    30
    Tax Treatment of Distributions - Qualified Contracts.........................    30
    Minimum Distributions........................................................    31
    Tax Treatment of Death Benefits..............................................    31
    Tax Treatment of Optional Living Benefits....................................    32
    Contracts Owned by a Trust or Corporation....................................    32
    Gifts, Pledges and/or Assignments of a Contract..............................    32
    Diversification and Investor Control.........................................    32
 OTHER INFORMATION...............................................................    32
    AIG SunAmerica Life..........................................................    32
    The Distributor..............................................................    33
    The Separate Account.........................................................    33
    The General Account..........................................................    33
    Payments in Connection with Distribution of the Contract.....................    33
    Administration...............................................................    34
    Legal Proceedings............................................................    34
    Financial Statements.........................................................    35
    Registration Statement.......................................................    35
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    36
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - MARKETLOCK EXAMPLES................................................   C-1
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................   D-1

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date on which you select annuity income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period, upon annuitization, during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust, American Funds Insurance Series, Lord Abbett Series Fund, Inc., SunAmerica Series Trust, and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) Platinum Series Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A POLARIS(II) PLATINUM SERIES VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary. We also deduct separate account charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS(II) PLATINUM SERIES VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect the optional living benefit available under your contract. For an additional fee, this feature is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. SEE "OPTIONAL LIVING BENEFITS" IN THE PROSPECTUS.

DEATH BENEFITS: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

See APPENDIX D for information regarding state contract availability and state specific variations of certain features and benefits.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES
MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)......7%

TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(2).....................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charge.........................................................  1.52%
Optional EstatePlus Fee(3)......................................................  0.25%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.77%

ADDITIONAL OPTIONAL FEATURE FEES
You may elect the optional MarketLock feature described below.

   OPTIONAL MARKETLOCK FEE
   (calculated as a percentage of the greater of (a) Purchase Payments made in the first two years, or (b) the highest anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, both adjusted for withdrawals during the applicable period)

                                                                                      ANNUALIZED FEE(4)
                                                                                      -----------------
     ALL CONTRACT YEARS.............................................................        0.50%

UNDERLYING FUND EXPENSES

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                          TOTAL ANNUAL UNDERLYING FUND EXPENSES                             MINIMUM(5)   MAXIMUM(6)
                          -------------------------------------                             ----------   ----------
(expenses that are deducted from Underlying Funds, including management fees, other
 expenses and 12b-1 fees, if applicable)..................................................    0.53%        1.85%

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:

YEARS SINCE RECEIPT:........................................   1    2    3    4    5    6    7   8+
                                                              7%   6%   5%   4%   3%   2%   1%   0%

(2) The contract maintenance fee may be waived if contract value is $50,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.

(3) EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

(4) MarketLock is an optional guaranteed minimum withdrawal benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and reducing the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.

(5) As of December 31, 2006.

(6) As of January 31, 2007.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.77% (including EstatePlus), optional MarketLock feature (0.50%), and investment in an Underlying Fund with total expenses of 1.85%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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    $1,119            $1,767            $2,429            $4,347
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(2) If you annuitize your contract at the end of the applicable time period(4):

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $419             $1,267            $2,129            $4,347
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(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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---------------------------------------------------------------------
     $419             $1,267            $2,129            $4,347
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MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual charges of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.53%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $913             $1,158            $1,429            $2,431
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(2) If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $213              $658             $1,129            $2,431
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(3) If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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---------------------------------------------------------------------
     $213              $658             $1,129            $2,431
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EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The optional living benefit fees are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus. The Maximum Expense Examples assume that the Benefit Base, which is used to calculate the fee, equals contract value and that no withdrawals are taken during the stated period.

4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please SEE INCOME OPTIONS BELOW.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

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                        THE POLARIS(II) PLATINUM SERIES
                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Optional Living Benefits: If you elect an optional living benefit, the insurance company guarantees a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                    PURCHASING A POLARIS(II) PLATINUM SERIES
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
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        Non-Qualified                      $5,000                          $500
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Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required for prospectively issued contracts. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

MAXIMUM ISSUE AGE

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in good order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded to the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the appropriate address.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                    VARIABLE PORTFOLIOS                                          MANAGED BY:                      TRUST  ASSET CLASS
                    -------------------                                          -----------                      -----  -----------
Aggressive Growth Portfolio                                  AIG SunAmerica Asset Management Corp.                SAST   STOCK
Alliance Growth Portfolio                                    AllianceBernstein L.P.                               SAST   STOCK
American Funds Global Growth Portfolio*                      Capital Research and Management Company              AFIS   STOCK
American Funds Growth Portfolio*                             Capital Research and Management Company              AFIS   STOCK
American Funds Growth-Income Portfolio*                      Capital Research and Management Company              AFIS   STOCK
American Funds Asset Allocation Portfolio*                   Capital Research and Management Company              AFIS   BALANCED
Asset Allocation Portfolio                                   Edge Asset Management, Inc.**                        AST    BALANCED
Balanced Portfolio                                           J.P. Morgan Investment Management Inc.               SAST   BALANCED
Blue Chip Growth Portfolio                                   AIG SunAmerica Asset Management Corp.                SAST   STOCK
Capital Appreciation Portfolio                               Wellington Management Company, LLP                   AST    STOCK
Capital Growth Portfolio                                     OppenheimerFunds, Inc.                               SAST   STOCK
Cash Management Portfolio                                    Columbia Management Advisors, LLC                    SAST   CASH
Corporate Bond Portfolio                                     Federated Investment Management Company              SAST   BOND
Davis Venture Value Portfolio                                Davis Selected Advisers LLC                          SAST   STOCK
"Dogs" of Wall Street Portfolio***                           AIG SunAmerica Asset Management Corp.                SAST   STOCK
Emerging Markets Portfolio                                   Putnam Investment Management, Inc.                   SAST   STOCK
Equity Opportunities Portfolio                               OppenheimerFunds, Inc.                               SAST   STOCK
Foreign Value Portfolio                                      Templeton Investment Counsel, LLC                    SAST   STOCK
Fundamental Growth Portfolio                                 Wells Capital Management, Inc.                       SAST   STOCK
Global Bond Portfolio                                        Goldman Sachs Asset Management International         SAST   BOND
Global Equities Portfolio                                    J.P. Morgan Investment Management Inc.               SAST   STOCK
Government and Quality Bond Portfolio                        Wellington Management Company, LLP                   AST    BOND
Growth-Income Portfolio                                      AllianceBernstein L.P.                               SAST   STOCK
Growth Opportunities Portfolio                               Morgan Stanley Investment Management Inc.****        SAST   STOCK
Growth Portfolio                                             Wellington Management Company, LLP                   AST    STOCK
High-Yield Bond Portfolio                                    AIG SunAmerica Asset Management Corp.                SAST   BOND
International Diversified Equities Portfolio                 Morgan Stanley Investment Management Inc.****        SAST   STOCK
International Growth and Income Portfolio                    Putnam Investment Management, Inc.                   SAST   STOCK
Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC                               LASF   STOCK
Lord Abbett Mid Cap Value Portfolio                          Lord, Abbett & Co. LLC                               LASF   STOCK
Marsico Focused Growth Portfolio                             Marsico Capital Management, LLC                      SAST   STOCK
MFS Massachusetts Investors Trust Portfolio***               Massachusetts Financial Services Company             SAST   STOCK
MFS Total Return Portfolio                                   Massachusetts Financial Services Company             SAST   BALANCED
Mid-Cap Growth Portfolio                                     J.P. Morgan Investment Management Inc.               SAST   STOCK
Natural Resources Portfolio                                  Wellington Management Company, LLP                   AST    STOCK
Real Estate Portfolio                                        Davis Selected Advisers LLC                          SAST   STOCK
Small & Mid Cap Value Portfolio                              AllianceBernstein L.P.                               SAST   STOCK
Small Company Value Portfolio                                Franklin Advisory Services, LLC                      SAST   STOCK
Technology Portfolio                                         Columbia Management Advisors, LLC                    SAST   STOCK
Telecom Utility Portfolio                                    Massachusetts Financial Services Company             SAST   STOCK
Van Kampen LIT Comstock Portfolio, Class II Shares***        Van Kampen Asset Management                          VKT    STOCK
Van Kampen LIT Growth and Income Portfolio, Class II Shares  Van Kampen Asset Management                          VKT    STOCK
Van Kampen LIT Strategic Growth Portfolio, Class II Shares   Van Kampen Asset Management                          VKT    STOCK
Worldwide High Income Portfolio                              Morgan Stanley Investment Management Inc.****        SAST   BOND

* Separate Investment of American Funds Insurance Series.

** Edge Asset Management, Inc. was formerly known as WM Advisors, Inc.

*** "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Van Kampen LIT Comstock is an equity fund seeking capital growth and income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

**** Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."

 YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE
    PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you chose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will be applicable to that subsequent Purchase Payment. Further, we will begin moving that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days interest prior to the first transfer to the target accounts.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

EXAMPLE OF DCA PROGRAM:

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

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            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
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              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to choose from one of the several sample portfolios designed to assist in meeting your stated investment goals. Each sample portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The sample portfolios allocate amongst the various investment categories offered as part of the program and coincide with the recommended weightings for each portfolio objective. Please contact your financial representative about investment in the program.

The sample portfolios offered through this product are designed by your broker/dealer. There may be financial arrangements between your broker-dealer and the investment adviser of the Underlying Funds offered in the sample portfolios. Please contact your financial representative about investment in the sample portfolio program and for information about the relationship amongst the entities offering the sample portfolios.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the program by selecting the sample portfolio on the contract application form. You and your financial representative should determine the sample portfolio most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a sample portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a sample portfolio through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one sample portfolio at a time. You may also invest in Variable Portfolios outside your selected sample portfolio. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your sample portfolio outside the specifications in the sample portfolio will effectively terminate your participation in the program.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected sample portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the sample portfolio, your investment may no longer be consistent with the sample portfolio's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE SAMPLE PORTFOLIOS

You can elect to have your investment in a sample portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the sample portfolio you selected. Only those Variable Portfolios within the sample portfolio you selected will be rebalanced. Investments in other Variable Portfolios not included in the sample portfolio cannot be rebalanced if you wish to maintain your current sample portfolio allocations.

The sample portfolios are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a sample portfolio should be revised or whether it remains appropriate to invest in accordance with any particular sample portfolio. Therefore, over time, the sample portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the sample portfolios may have been built. Also, allocation to a single investment category may outperform a sample portfolio, so that you could have been better off investing in a single investment category than in a sample portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular sample portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.

The sample portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the sample portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific sample portfolios can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2007 and within the previous twelve months (from August 17, 2006 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16, 2008). U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make;
(2) impose minimum holding periods; (3) reject any premium payment or transfer request; and/or (4) terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection.. We cannot guarantee that we will detect and/or deter all Short- Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

UNDERLYING FUND FREQUENT TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures. While the Underlying Funds have their own policies and procedures that we may be obligated to enforce, you should assume that any protection you may have against potential harm from Short-Term trading is the protection provided by our Transfer Policies described above.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

It is likely that most of the Underlying Funds' investments outside of this contract are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund, as well as the intermediaries (including the Separate Account and the Variable Portfolios), invested in the such Underlying Fund. Further, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in activities that violate an Underlying Fund's short-term trading policies, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in a sample portfolio, please refer to the Polaris Portfolio Allocator Program section of the prospectus above, for more information.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in good order, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period. If you make a total withdrawal, we also deduct premium taxes, if applicable, and a contract maintenance fee. SEE EXPENSES BELOW.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. AS A RESULT, IF YOU SURRENDER YOUR CONTRACT IN THE FUTURE, AND WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF A FREE WITHDRAWAL UPON A FULL SURRENDER.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule, that are in excess of your free withdrawal amount will result in a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in the EXPENSES section below. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a partial withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, your annual free withdrawal amount is the greater of:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce Purchase Payments for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you surrender your contract. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

When you make a withdrawal, we return the portion of contract value withdrawn less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent

Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

    A=Your contract value at the time of your request for withdrawal ($90,000)

    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)

    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C=$5,000]

    D=Your full contract value ($85,000) available for total withdrawal

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. IN THE EVENT THAT A PROPORTIONATE PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply. PLEASE SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

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                            OPTIONAL LIVING BENEFITS
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YOU MAY ELECT THE OPTIONAL LIVING BENEFIT DESCRIBED BELOW FOR AN ADDITIONAL FEE. THIS FEATURE IS DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTION BELOW FOR DETAILED INFORMATION.

MARKETLOCK

What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY
SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR INFORMATION REGARDING STATE AVAILABILITY.

When and how can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.

How does MarketLock work?

MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.

MARKETLOCK SUMMARY TABLE:

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                            MAXIMUM       INITIAL
                            ANNUAL        MINIMUM
                          WITHDRAWAL     WITHDRAWAL
TIME OF FIRST WITHDRAWAL  PERCENTAGE*      PERIOD
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 Before 7(th) Benefit         5%          20 years
    Year anniversary
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  On or after 7(th)           7%       14.28 years**
      Benefit Year
      anniversary
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On or after the older         5%        Life of the
    contract owner's                   older contract
   65(th) birthday***                      owner
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* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining

    Minimum Withdrawal Period. See"How are the components for MarketLock Calculated?" below.

** The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" In order to determine the Benefit's value, we calculate each of the components as described below.

How are the components for MarketLock calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1 million without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

Can I extend MarketLock beyond 7 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered after the guaranteed additional evaluation periods at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "How are the components for MarketLock calculated?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of (a) or (b), where:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

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THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR     EFFECT ON MINIMUM WITHDRAWAL PERIOD
-----------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the
  Maximum Annual        MAV Benefit Base (which includes a
  Withdrawal Amount     deduction for any previous
                        withdrawal), divided by the current
                        Maximum Annual Withdrawal Amount
-----------------------------------------------------------
  Amounts in excess     New Minimum Withdrawal Period = the
  of the Maximum        Minimum Withdrawal Period as of the
  Annual Withdrawal     prior contract anniversary minus
  Amount                one year
-----------------------------------------------------------

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only once more. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. SEE DEATH BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the

Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

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                                 DEATH BENEFITS
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE INCOME OPTIONS BELOW.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

The death benefit options on contracts issued before May 1, 2007 would be subject to a different calculation. Please see the Statement of Additional Information for details.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

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   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
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 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
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The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

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      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
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* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying

Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX D -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

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 YEAR OF RECEIPT     1        2        3        4        5        6        7        8+
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 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES


Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is an annualized 0.25% fee applicable to Class 2 shares of the American Funds Insurance Series, Class 3 shares of the Anchor Series Trust and SunAmerica Series Trust, and Class II shares of the Van Kampen Life Investment Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

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                                ANNUALIZED FEE
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 All years in which the              0.50%
   feature is in effect
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OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit. SEE STATE APPENDIX BELOW.
INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS

You must contact us to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with income Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is income Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since income Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified Contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the Contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the Contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the Contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the Contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the Contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider and/or other optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.

THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See the Statement of Additional Information for more information regarding this arrangement.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.

ADDITIONAL CASH COMPENSATION. We may pay selling firms support fees in the form of additional cash compensation. These payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the selling firm's registered representatives about our products, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that selling firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms. We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from the fees and charges collected under the contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and NASD rules.

Commissions and other support fees may influence the way that a selling firm and its registered representatives market the contract and service customers who purchase the contract, and may influence the selling firm and its registered representatives to present this contract over others available in the market place. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST.

PAYMENTS WE RECEIVE

We may directly or indirectly receive payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. We generally receive three kinds of payments.

RULE 12B-1 OR SERVICE FEES. We receive either 12b-1 or service fees of up to 0.25% of the average daily assets of the Underlying Funds in the Contracts from certain Trusts. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for training to support sales of the Underlying Funds in the contract. These amounts may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K of AIG for the fiscal year ended December 31, 2006 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENT

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account................................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Death Benefit Options for Contracts Issued
  before May 1, 2007............................    8
Death Benefits Following Spousal Continuation
  for Contracts Issued before May 1, 2007.......    8
Annuity Income Payments.........................    9
Annuity Unit Values.............................    9
Taxes...........................................   13
Distribution of Contracts.......................   21
Financial Statements............................   21

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                                                                        FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                         INCEPTION TO      ENDED          ENDED          ENDED          ENDED
                                                           12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
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AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$10.011     (a)$10.077     (a)$12.720     (a)$14.595     (a)$15.591
                                                         (b)$10.011     (b)$10.067     (b)$12.678     (b)$14.510     (b)$15.461
        Ending AUV....................................   (a)$10.077     (a)$12.720     (a)$14.595     (a)$15.591     (a)$17.353
                                                         (b)$10.067     (b)$12.678     (b)$14.510     (b)$15.461     (b)$17.165
        Ending Number of AUs..........................   (a)9,218       (a)142,870     (a)304,888     (a)375,556     (a)449,908
                                                         (b)527         (b)28,027      (b)44,962      (b)49,579      (b)103,193

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ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$21.881     (a)$21.940     (a)$27.122     (a)$28.764     (a)$32.957
                                                         (b)$21.881     (b)$21.905     (b)$27.011     (b)$28.575     (b)$32.659
        Ending AUV....................................   (a)$21.940     (a)$27.122     (a)$28.764     (a)$32.957     (a)$32.629
                                                         (b)$21.905     (b)$27.011     (b)$28.575     (b)$32.659     (b)$32.252
        Ending Number of AUs..........................   (a)45,029      (a)594,386     (a)1,392,217   (a)1,794,665   (a)2,883,084
                                                         (b)5,469       (b)69,502      (b)153,379     (b)174,011     (b)216,897

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AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$15.340
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$15.204
        Ending AUV....................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$16.092
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$15.923
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)67,202
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)6,364

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AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$10.000     (a)$10.949     (a)$14.590     (a)$16.310     (a)$18.325
                                                         (b)$10.000     (b)$10.936     (b)$14.537     (b)$16.209     (b)$18.167
        Ending AUV....................................   (a)$10.949     (a)$14.590     (a)$16.310     (a)$18.325     (a)$21.736
                                                         (b)$10.936     (b)$14.537     (b)$16.209     (b)$18.167     (b)$21.494
        Ending Number of AUs..........................   (a)92,435      (a)987,076     (a)2,812,544   (a)4,027,489   (a)6,042,742
                                                         (b)12,106      (b)150,027     (b)342,128     (b)467,974     (b)573,074

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AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$10.000     (a)$10.884     (a)$14.667     (a)$16.252     (a)$18.599
                                                         (b)$10.000     (b)$10.876     (b)$14.621     (b)$16.161     (b)$18.448
        Ending AUV....................................   (a)$10.884     (a)$14.667     (a)$16.252     (a)$18.599     (a)$20.190
                                                         (b)$10.876     (b)$14.621     (b)$16.161     (b)$18.448     (b)$19.977
        Ending Number of AUs..........................   (a)179,113     (a)2,448,300   (a)5,672,455   (a)7,536,454   (a)10,276,882
                                                         (b)40,944      (b)389,740     (b)801,832     (b)918,406     (b)944,300

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AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$10.000     (a)$10.884     (a)$14.197     (a)$15.434     (a)$16.088
                                                         (b)$10.000     (b)$10.872     (b)$14.148     (b)$15.342     (b)$15.952
        Ending AUV....................................   (a)$10.884     (a)$14.197     (a)$15.434     (a)$16.088     (a)$18.254
                                                         (b)$10.872     (b)$14.148     (b)$15.342     (b)$15.952     (b)$18.055
        Ending Number of AUs..........................   (a)264,424     (a)3,073,765   (a)6,612,702   (a)8,534,528   (a)11,183,729
                                                         (b)30,474      (b)484,620     (b)901,903     (b)1,023,719   (b)1,060,289

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ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$23.604
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$23.604
        Ending AUV....................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$24.966
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$24.934
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)4,146
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)370

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BALANCED - SAST Class 3 Shares
(formerly SunAmerica Balanced)
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$12.518     (a)$12.509     (a)$14.149     (a)$14.844     (a)$14.860
                                                         (b)$12.518     (b)$12.492     (b)$14.093     (b)$14.748     (b)$14.727
        Ending AUV....................................   (a)$12.509     (a)$14.149     (a)$14.844     (a)$14.860     (a)$16.185
                                                         (b)$12.492     (b)$14.093     (b)$14.748     (b)$14.727     (b)$16.001
        Ending Number of AUs..........................   (a)8,446       (a)233,499     (a)379,968     (a)350,110     (a)419,732
                                                         (b)12,402      (b)46,635      (b)55,278      (b)61,926      (b)62,295

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         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                        FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                         INCEPTION TO      ENDED          ENDED          ENDED          ENDED
                                                           12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
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BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$4.530      (a)$4.659      (a)$5.769      (a)$5.965      (a)$6.009
                                                         (b)$4.530      (b)$4.646      (b)$5.739      (b)$5.919      (b)$5.948
        Ending AUV....................................   (a)$4.659      (a)$5.769      (a)$5.965      (a)$6.009      (a)$6.292
                                                         (b)$4.646      (b)$5.739      (b)$5.919      (b)$5.948      (b)$6.213
        Ending Number of AUs..........................   (a)25,770      (a)414,391     (a)752,019     (a)785,592     (a)895,957
                                                         (b)369         (b)40,274      (b)87,552      (b)73,940      (b)109,597

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CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$24.182     (a)$25.794     (a)$33.529     (a)$35.945     (a)$39.429
                                                         (b)$24.182     (b)$25.769     (b)$33.414     (b)$35.732     (b)$39.097
        Ending AUV....................................   (a)$25.794     (a)$33.529     (a)$35.945     (a)$39.429     (a)$43.161
                                                         (b)$25.769     (b)$33.414     (b)$35.732     (b)$39.097     (b)$42.691
        Ending Number of AUs..........................   (a)137,717     (a)1,159,548   (a)2,519,158   (a)3,345,891   (a)4,374,300
                                                         (b)7,742       (b)137,361     (b)277,447     (b)313,930     (b)340,891

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CAPITAL GROWTH - SAST Class 3 Shares
(formerly Goldman Sachs Research)
(Inception Date - 05/01/06)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$7.423
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$7.423
        Ending AUV....................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$8.061
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$8.043
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)2,736
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)1,152

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CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$13.025     (a)$13.018     (a)$12.878     (a)$12.756     (a)$12.882
                                                         (b)$13.025     (b)$12.985     (b)$12.811     (b)$12.659     (b)$12.752
        Ending AUV....................................   (a)$13.018     (a)$12.878     (a)$12.756     (a)$12.882     (a)$13.243
                                                         (b)$12.985     (b)$12.811     (b)$12.659     (b)$12.752     (b)$13.076
        Ending Number of AUs..........................   (a)281,453     (a)2,514,514   (a)4,601,605   (a)4,581,317   (a)6,262,248
                                                         (b)94,850      (b)261,745     (b)401,041     (b)418,314     (b)554,158

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CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$14.394     (a)$14.704     (a)$16.174     (a)$16.975     (a)$16.995
                                                         (b)$14.394     (b)$14.702     (b)$16.133     (b)$16.889     (b)$16.867
        Ending AUV....................................   (a)$14.704     (a)$16.174     (a)$16.975     (a)$16.995     (a)$17.675
                                                         (b)$14.702     (b)$16.133     (b)$16,889     (b)$16.867     (b)$17.498
        Ending Number of AUs..........................   (a)115,713     (a)946,263     (a)2,446,329   (a)3,611,661   (a)5,353,272
                                                         (b)2,563       (b)149,828     (b)295,085     (b)384,057     (b)416,742

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DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$20.108     (a)$21.460     (a)$28.069     (a)$31.304     (a)$34.019
                                                         (b)$20.108     (b)$21.427     (b)$27,956     (b)$31.099     (b)$33.712
        Ending AUV....................................   (a)$21.460     (a)$28.069     (a)$31.304     (a)$34.019     (a)$38.538
                                                         (b)$21.427     (b)$27.956     (b)$31.099     (b)$33.712     (b)$38.095
        Ending Number of AUs..........................   (a)115,086     (a)1,725,140   (a)3,961,597   (a)5,339,469   (a)7,089,919
                                                         (b)25,333      (b)262,216     (b)477,981     (b)510,164     (b)604,054

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"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$8.149      (a)$8.902      (a)$10.500     (a)$11.309     (a)$10.807
                                                         (b)$8.149      (b)$8.901      (b)$10.471     (b)$11.249     (b)$10.723
        Ending AUV....................................   (a)$8.902      (a)$10.500     (a)$11.309     (a)$10.807     (a)$12.916
                                                         (b)$8.901      (b)$10.471     (b)$11.249     (b)$10.723     (b)$12.783
        Ending Number of AUs..........................   (a)15,055      (a)263,040     (a)418,075     (a)463,718     (a)597,474
                                                         (b)7,757       (b)66,688      (b)67,748      (b)65,627      (b)59,804

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EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$5.486      (a)$5.958      (a)$8.933      (a)$10.934     (a)$14.738
                                                         (b)$5.486      (b)$5.952      (b)$8.902      (b)$10.868     (b)$14.613
        Ending AUV....................................   (a)$5.958      (a)$8.933      (a)$10.934     (a)$14.738     (a)$18.981
                                                         (b)$5.952      (b)$8.902      (b)$10.868     (b)$14.613     (b)$18.773
        Ending Number of AUs..........................   (a)11,000      (a)186,478     (a)456,021     (a)761,320     (a)1,649,432
                                                         (b)1,832       (b)42,556      (b)92,068      (b)116,625     (b)167,163

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         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                        FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                         INCEPTION TO      ENDED          ENDED          ENDED          ENDED
                                                           12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
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EQUITY OPPORTUNITIES - SAST Class 3 Shares
(formerly Federated American Leaders)
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$11.895     (a)$12.912     (a)$16.184     (a)$17.475     (a)$17.970
                                                         (b)$11.895     (b)$12.895     (b)$16.122     (b)$17.365     (b)$17.813
        Ending AUV....................................   (a)$12.912     (a)$16.184     (a)$17.475     (a)$17.970     (a)$20.603
                                                         (b)$12.895     (b)$16.122     (b)$17.365     (b)$17.813     (b)$20.371
        Ending Number of AUs..........................   (a)60,297      (a)226,851     (a)622,734     (a)822,351     (a)903,364
                                                         (b)7,324       (b)27,080      (b)85,742      (b)87,622      (b)88,580

---------------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$8.970      (a)$9.407      (a)$12.463     (a)$14.701     (a)$15.918
                                                         (b)$8.970      (b)$9.390      (b)$12.410     (b)$14.602     (b)$15.770
        Ending AUV....................................   (a)$9.407      (a)$12.463     (a)$14.701     (a)$15.918     (a)$19.918
                                                         (b)$9.390      (b)$12.410     (b)$14.602     (b)$15.770     (b)$19.684
        Ending Number of AUs..........................   (a)163,234     (a)2,457,488   (a)5,451,685   (a)7,478,428   (a)8,464,352
                                                         (b)12,214      (b)361,907     (b)731,789     (b)832,008     (b)805,836

---------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(formerly Putnam Growth: Voyager)
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$13.178     (a)$13.785     (a)$16.795     (a)$17.326     (a)$18.055
                                                         (b)$13.178     (b)$13.756     (b)$16.718     (b)$17.203     (b)$17.882
        Ending AUV....................................   (a)$13.785     (a)$16.795     (a)$17.326     (a)$18.055     (a)$18.764
                                                         (b)$13.756     (b)$16.718     (b)$17.203     (b)$17.882     (b)$18.539
        Ending Number of AUs..........................   (a)26,714      (a)91,097      (a)103,249     (a)135,003     (a)130,613
                                                         (b)3,638       (b)14,803      (b)28,343      (b)35,072      (b)29,737

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GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$16.095     (a)$16.324     (a)$16.611     (a)$16.968     (a)$17.435
                                                         (b)$16.095     (b)$16.246     (b)$16.490     (b)$16.800     (b)$17.220
        Ending AUV....................................   (a)$16.324     (a)$16.611     (a)$16.968     (a)$17.435     (a)$17.792
                                                         (b)$16.246     (b)$16.490     (b)$16.800     (b)$17.220     (b)$17.529
        Ending Number of AUs..........................   (a)14,628      (a)255,534     (a)503,487     (a)725,256     (a)1,071,309
                                                         (b)90          (b)37,002      (b)52,106      (b)63,593      (b)81,952

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GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$11.708     (a)$12.546     (a)$15.584     (a)$17.129     (a)$19.485
                                                         (b)$11.708     (b)$12.519     (b)$15.468     (b)$16.958     (b)$19.243
        Ending AUV....................................   (a)$12.546     (a)$15.584     (a)$17.129     (a)$19.485     (a)$23.713
                                                         (b)$12.519     (b)$15.468     (b)$16.958     (b)$19.243     (b)$23.360
        Ending Number of AUs..........................   (a)7,750       (a)73,506      (a)119,362     (a)200,036     (a)362,260
                                                         (b)13          (b)10,826      (b)12,359      (b)22,358      (b)39,237

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GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$16.370     (a)$16.472     (a)$16.588     (a)$16.854     (a)$16.995
                                                         (b)$16.370     (b)$16.443     (b)$16.522     (b)$16.743     (b)$16.842
        Ending AUV....................................   (a)$16.472     (a)$16.588     (a)$16.854     (a)$16.995     (a)$17.248
                                                         (b)$16.443     (b)$16.522     (b)$16.743     (b)$16.842     (b)$17.050
        Ending Number of AUs..........................   (a)290,385     (a)3,984,131   (a)6,795,338   (a)8,408,596   (a)10,626,261
                                                         (b)50,620      (b)497,760     (b)735,600     (b)890,252     (b)919,178

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GROWTH - AST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$19.417     (a)$20.848     (a)$26.615     (a)$28.987     (a)$30.508
                                                         (b)$19.417     (b)$20.811     (b)$26.501     (b)$28.791     (b)$30.226
        Ending AUV....................................   (a)$20.848     (a)$26.615     (a)$28.987     (a)$30.508     (a)$33.954
                                                         (b)$20.811     (b)$26.501     (b)$28.791     (b)$30.226     (b)$33.557
        Ending Number of AUs..........................   (a)65,224      (a)890,267     (a)1,902,186   (a)2,539,346   (a)2,914,292
                                                         (b)7,793       (b)104,691     (b)210,421     (b)235,606     (b)243,493

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GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$20.102     (a)$20.787     (a)$25.658     (a)$28.116     (a)$29.613
                                                         (b)$20.102     (b)$20.749     (b)$25.549     (b)$27.926     (b)$29.339
        Ending AUV....................................   (a)$20.787     (a)$25.658     (a)$28.116     (a)$29.613     (a)$31.254
                                                         (b)$20.749     (b)$25.549     (b)$27.926     (b)$29.339     (b)$30.888
        Ending Number of AUs..........................   (a)52,756      (a)231,147     (a)341,335     (a)353,804     (a)331,445
                                                         (b)877         (b)40,091      (b)48,384      (b)36,525      (b)39,625

---------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$3.230      (a)$3.435      (a)$4.557      (a)$4.753      (a)$5.027
                                                         (b)$3.230      (b)$3.434      (b)$4.544      (b)$4.728      (b)$4.988
        Ending AUV....................................   (a)$3.435      (a)$4.557      (a)$4.753      (a)$5.027      (a)$5.603
                                                         (b)$3.434      (b)$4.544      (b)$4.728      (b)$4.988      (b)$5.545
        Ending Number of AUs..........................   (a)35,308      (a)269,627     (a)376,828     (a)436,395     (a)2,038,593
                                                         (b)16,803      (b)71,725      (b)113,528     (b)121,365     (b)366,614

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                        FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                         INCEPTION TO      ENDED          ENDED          ENDED          ENDED
                                                           12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$10.951     (a)$11.586     (a)$14.978     (a)$17.285     (a)$18.488
                                                         (b)$10.951     (b)$11.563     (b)$14.910     (b)$17.164     (b)$18.313
        Ending AUV....................................   (a)$11.586     (a)$14.978     (a)$17.285     (a)$18.488     (a)$20.828
                                                         (b)$11.563     (b)$14.910     (b)$17.164     (b)$18.313     (b)$20.579
        Ending Number of AUs..........................   (a)23,586      (a)711,066     (a)1,167,520   (a)1,439,531   (a)1,841,869
                                                         (b)5,755       (b)148,009     (b)210,729     (b)216,181     (b)247,665

---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$6.995      (a)$7.170      (a)$9.286      (a)$10.629     (a)$11.883
                                                         (b)$6.995      (b)$7.157      (b)$9.246      (b)$10.557     (b)$11.772
        Ending AUV....................................   (a)$7.170      (a)$9.286      (a)$10.629     (a)$11.883     (a)$14.413
                                                         (b)$7.157      (b)$9.246      (b)$10.557     (b)$11.772     (b)$14.243
        Ending Number of AUs..........................   (a)111,291     (a)2,207,499   (a)5,282,478   (a)6,980,116   (a)8,786,616
                                                         (b)13,612      (b)271,169     (b)569,670     (b)674,781     (b)746,813

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INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$8.000      (a)$8.330      (a)$11.204     (a)$13.305     (a)$14.940
                                                         (b)$8.000      (b)$8.343      (b)$11.198     (b)$13.264     (b)$14.857
        Ending AUV....................................   (a)$8.330      (a)$11.204     (a)$13.305     (a)$14.940     (a)$18.647
                                                         (b)$8.343      (b)$11.198     (b)$13.264     (b)$14.857     (b)$18.498
        Ending Number of AUs..........................   (a)103,102     (a)650,379     (a)1,095,825   (a)1,240,833   (a)2,346,218
                                                         (b)1,722       (b)112,450     (b)181,437     (b)198,586     (b)279,960

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LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$7.486      (a)$8.180      (a)$10.556     (a)$11.713     (a)$11.911
                                                         (b)$7.471      (b)$8.159      (b)$10.503     (b)$11.624     (b)$11.791
        Ending AUV....................................   (a)$8.180      (a)$10.556     (a)$11.713     (a)$11.911     (a)$13.758
                                                         (b)$8.159      (b)$10.503     (b)$11.624     (b)$11.791     (b)$13.586
        Ending Number of AUs..........................   (a)62,903      (a)820,512     (a)1,842,691   (a)2,918,656   (a)3,343,646
                                                         (b)39,318      (b)139,335     (b)251,944     (b)340,627     (b)418,362

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LORD ABBETT MID-CAP VALUE - LASF Class VC Shares
(Inception Date - 08/28/06)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$13.525
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$13.378
        Ending AUV....................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$15.079
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$14.902
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)3,438
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)81

---------------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(formerly Marsico Growth)
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$7.628      (a)$7.429      (a)$9.507      (a)$10.391     (a)$11.302
                                                         (b)$7.628      (b)$7.419      (b)$9.470      (b)$10.324     (b)$11.202
        Ending AUV....................................   (a)$7.429      (a)$9.507      (a)$10.391     (a)$11.302     (a)$12.058
                                                         (b)$7.419      (b)$9.470      (b)$10.324     (b)$11.202     (b)$11.920
        Ending Number of AUs..........................   (a)75,347      (a)918,445     (a)1,613,367   (a)1,862,559   (a)2,272,022
                                                         (b)22,137      (b)290,269     (b)344,467     (b)351,405     (b)373,703

---------------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$14.084     (a)$14.930     (a)$17.969     (a)$19.749     (a)$20.902
                                                         (b)$14.084     (b)$14.910     (b)$17.902     (a)$19.626     (b)$20.719
        Ending AUV....................................   (a)$14.930     (a)$17.969     (a)$19.749     (a)$20.902     (a)$23.242
                                                         (b)$14.910     (b)$17.902     (b)$19.626     (b)$20.719     (b)$22.981
        Ending Number of AUs..........................   (a)30,003      (a)545,587     (a)965,475     (a)1,154,664   (a)1,222,475
                                                         (b)2,373       (a)81,535      (a)152,345     (b)153,731     (b)148,705

---------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$18.961     (a)$19.853     (a)$22.797     (a)$24.931     (a)$25.240
                                                         (b)$18.961     (b)$19.815     (b)$22.697     (b)$24.759     (b)$25.004
        Ending AUV....................................   (a)$19.853     (a)$22.797     (a)$24.931     (a)$25.240     (a)$27.772
                                                         (b)$19.815     (b)$22.697     (b)$24.759     (b)$25.004     (b)$27.443
        Ending Number of AUs..........................   (a)114,386     (a)1,504,372   (a)2,762,921   (a)3,689,840   (a)4,509,276
                                                         (b)17,494      (b)198,694     (b)436,939     (b)418,351     (b)430,635

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                        FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                         INCEPTION TO      ENDED          ENDED          ENDED          ENDED
                                                           12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(formerly MFS Mid-Cap Growth)
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$6.525      (a)$6.965      (a)$9.392      (a)$10.528     (a)$10.672
                                                         (b)$6.525      (b)$6.950      (b)$9.349      (b)$10.453     (b)$10.570
        Ending AUV....................................   (a)$6.965      (a)$9.392      (a)$10.528     (a)$10.672     (a)$10.754
                                                         (b)$6.950      (b)$9.349      (b)$10.453     (b)$10.570     (b)$10.624
        Ending Number of AUs..........................   (a)127,090     (a)1,733,813   (a)2,889,335   (a)3,399,290   (a)3,745,555
                                                         (b)14,748      (b)329,389     (b)410,472     (b)421,850     (b)404,637

---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$13.753     (a)$15.272     (a)$22.162     (a)$27.232     (a)$39.093
                                                         (b)$13.753     (b)$15.260     (b)$22.091     (b)$27.077     (b)$38.773
        Ending AUV....................................   (a)$15.272     (a)$22.162     (a)$27.232     (a)$39.093     (a)$47.983
                                                         (b)$15.260     (b)$22.091     (b)$27.077     (b)$38.773     (b)$47.471
        Ending Number of AUs..........................   (a)3,369       (a)166,767     (a)404,634     (a)739,694     (a)1,154,271
                                                         (b)3,108       (b)33,063      (b)83,304      (b)111,658     (b)116,852

---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$11.543     (a)$11.836     (a)$16.050     (a)$21.219     (a)$23.619
                                                         (b)$11.543     (b)$11.824     (b)$15.993     (b)$21.091     (b)$23.417
        Ending AUV....................................   (a)$11.836     (a)$16.050     (a)$21.219     (a)$23.619     (a)$31.207
                                                         (b)$11.824     (b)$15.993     (b)$21.091     (b)$23.417     (b)$30.864
        Ending Number of AUs..........................   (a)21,457      (a)337,695     (a)766,182     (a)1,038,763   (a)1,640,171
                                                         (b)5,369       (b)86,289      (b)149,777     (b)140,939     (b)131,391

---------------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$9.180      (a)$10.122     (a)$13.588     (a)$15.770     (a)$16.432
                                                         (b)$9.180      (b)$10.100     (b)$13.525     (b)$15.657     (b)$16.273
        Ending AUV....................................   (a)$10.122     (a)$13.588     (a)$15.770     (a)$16.432     (a)$18.363
                                                         (b)$10.100     (b)$13.525     (b)$15.657     (b)$16.273     (b)$18.140
        Ending Number of AUs..........................   (a)107,425     (a)1,434,738   (a)3,052,819   (a)4,137,920   (a)5,143,175
                                                         (b)10,354      (b)282,420     (b)526,107     (b)597,742     (b)630,452

---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$10.000
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$10.000
        Ending AUV....................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$10.117
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$10.094
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)728,027
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)51,178

---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$1.432      (a)$1.716      (a)$2.544      (a)$2.436      (a)$2.388
                                                         (b)$1.432      (b)$1.715      (b)$2.536      (b)$2.422      (b)$2.369
        Ending AUV....................................   (a)$1.716      (a)$2.544      (a)$2.436      (a)$2.388      (a)$2.373
                                                         (b)$1.715      (b)$2.536      (b)$2.422      (b)$2.369      (b)$2.347
        Ending Number of AUs..........................   (a)79,837      (a)1,468,721   (a)2,169,510   (a)2,548,377   (a)2,728,058
                                                         (b)20,700      (b)223,801     (b)484,558     (b)447,079     (b)322,498

---------------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$13.372
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$13.372
        Ending AUV....................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$15.021
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$15.004
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)42,419
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)1,413

---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT Class II Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$7.298      (a)$8.101      (a)$10.434     (a)$12.068     (a)$12.374
                                                         (b)$7.296      (b)$8.094      (b)$10.399     (b)$11.998     (b)$12.271
        Ending AUV....................................   (a)$8.101      (a)$10.434     (a)$12.068     (a)$12.374     (a)$14.143
                                                         (b)$8.094      (b)$10.399     (b)$11.998     (b)$12.271     (b)$13.991
        Ending Number of AUs..........................   (a)73,831      (a)1,500,438   (a)3,195,672   (a)5,524,644   (a)4,594,908
                                                         (b)11,726      (b)247,660     (b)446,382     (b)906,531     (b)492,762

---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT Class II
Shares
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$8.181      (a)$8.826      (a)$11.100     (a)$12.476     (a)$13.482
                                                         (b)$8.180      (b)$8.197      (b)$11.064     (b)$12.405     (b)$13.372
        Ending AUV....................................   (a)$8.826      (a)$11.100     (a)$12.476     (a)$13.482     (a)$15.400
                                                         (b)$8.197      (b)$11.064     (b)$12.405     (b)$13.372     (b)$15.236
        Ending Number of AUs..........................   (a)189,460     (a)2,716,948   (a)5,646,184   (a)8,184,294   (a)9,167,857
                                                         (b)16,825      (b)341,615     (b)588,204     (b)814,192     (b)738,477

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

                                                                        FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                         INCEPTION TO      ENDED          ENDED          ENDED          ENDED
                                                           12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II SHARES - VKT Class II
Shares
(formerly Van Kampen LIT Emerging Growth)
(Inception Date - 09/30/02)
        Beginning AUV.................................   (a)$7.139      (a)$6.916      (a)$8.654      (a)$9.101      (a)$9.648
                                                         (b)$7.133      (b)$6.906      (b)$8.619      (b)$9.042      (b)$9.562
        Ending AUV....................................   (a)$6.916      (a)$8.654      (a)$9.101      (a)$9.648      (a)$9.752
                                                         (b)$6.906      (b)$8.619      (b)$9.042      (b)$9.562      (b)$9.640
        Ending Number of AUs..........................   (a)33,388      (a)396,216     (a)550,209     (a)895,138     (a)753,453
                                                         (b)1,754       (b)93,581      (b)94,913      (b)217,691     (b)108,663

---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HIGH INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$20.026
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$20.026
        Ending AUV....................................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)$21.174
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)$21.098
        Ending Number of AUs..........................   (a)N/A         (a)N/A         (a)N/A         (a)N/A         (a)374
                                                         (b)N/A         (b)N/A         (b)N/A         (b)N/A         (b)0

---------------------------------------------------------------------------------------------------------------------------------

         AU - Accumulation Unit
         AUV - Accumulation Unit Value
         (a) Without election of the optional EstatePlus feature
         (b) With election of the optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENT ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Purchase Payment Accumulation Option

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary date.

     If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date

     If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

     2.  Maximum Anniversary Value Option

          If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 1, 2007.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        APPENDIX C - MARKETLOCK EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract Anniversary, your Contract Value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your Contract Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Contract Anniversary is 5% of the MAV Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your 1st Contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years.

EXAMPLE 2:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the 7th Contract anniversary. Assume that your Contract anniversary values and MAV Benefit Bases are as follows:

-----------------------------------------------------------
     ANNIVERSARY        CONTRACT VALUE      BENEFIT BASE
-----------------------------------------------------------
         1st               $105,000           $105,000
-----------------------------------------------------------
         2nd               $115,000           $115,000
-----------------------------------------------------------
         3rd               $107,000           $115,000
-----------------------------------------------------------
         4th               $110,000           $115,000
-----------------------------------------------------------
         5th               $113,000           $115,000
-----------------------------------------------------------
         6th               $118,000           $118,000
-----------------------------------------------------------
         7th               $120,000           $120,000
-----------------------------------------------------------
         8th               $118,000           $120,000
-----------------------------------------------------------

On your 7th anniversary, your Contract Value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 7th Contract anniversary is 7% of the Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your 7th Contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year.

EXAMPLE 3 -- IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
             WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals prior to the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 8th Contract Year, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, you may take withdrawals of up to $8,400 annually over a minimum of 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 -- IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL
             AMOUNT:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your 8th Contract Year, after your 7th Contract anniversary, your Contract Value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400. Your Contract Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations, as follows: For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we determine the proportion by which the Contract Value was reduced by the Excess Withdrawal ($3,288/$109,600 = 3%). Then we reduce $111,600 by that proportion (3%) which equals $108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your Maximum Annual Withdrawal Amount for the following year is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.50. Therefore, you may take withdrawals of up to $8,151.50 annually over a minimum of 13 years, plus $2,282.42 in the last Benefit Year.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                         CERTAIN FEATURES AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              New Mexico
                                                                                                 North Dakota
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Charge will be deducted pro-rata from variable portfolios     Oregon
                                   only. If Purchase Payments are allocated among Fixed          Texas
                                   Accounts only, no charge will be deducted.                    Washington
--------------------------------------------------------------------------------------------------------------------
 MarketLock                        Charge will be deducted pro-rata from variable portfolios     Washington
                                   only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal or the       Minnesota
                                   penalty free withdrawal amount.                               Oregon
--------------------------------------------------------------------------------------------------------------------
 Death Benefits                    The standard death benefit is only available to contract      Washington
                                   owners or continuing spouses who are age 82 and younger. The
                                   Purchase Payment Accumulation Option and EstatePlus death
                                   benefit are not available.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris II Platinum Series Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               IN CONNECTION WITH

                           VARIABLE SEPARATE ACCOUNT
                  POLARIS II PLATINUM SERIES VARIABLE ANNUITY






This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated February 11, 2008, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

                               February 11, 2008

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

General Account..................................................    3

Support Agreement Between the Company and AIG....................    4

Performance Data ................................................    4

Death Benefit Options for Contracts Issued before May 1, 2007....    8

Death Benefits Following Spousal Continuation for Contracts
Issued before May 1, 2007........................................    9

Annuity Income Payments..........................................   11

Annuity Unit Values..............................................   11

Taxes............................................................   15

Distribution of Contracts........................................   23

Financial Statements.............................................   23

                                SEPARATE ACCOUNT
                                ----------------

     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company. This was a name change only and did not affect the substance of any contract. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).


                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to a fixed account option and the DCA fixed accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG
                  ---------------------------------------------

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.

                                PERFORMANCE DATA
                                ----------------

     From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the Separate Account may advertise "total return" data for Variable Portfolios (including the Cash Management portfolio). A Variable Portfolio is a sub-account of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

     In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, American Funds Insurance Series, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., Nations Separate Account Trust, Van Kampen Life Investment Trust and WM Variable Trust ("Trusts"), modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trusts' underlying funds. Further, returns shown are for the original class of shares of the Trusts (Class 1 for the Anchor Series and SunAmerica Series Trust and Class I for the Van Kampen Life Investment Trust), adjusted to reflect the fees and charges of the available class of shares (Class 2 or 3 and Class II respectively) until performance for the available class becomes available. However, the actual shares purchased under this contract are the second class. Returns of the available class will be lower than those of the original class since the available class of shares is subject to service fees of 0.15% for Class 2 or 0.25% for Class 3 in the Anchor Series and SunAmerica Series Trusts and 0.25% in the Van Kampen Life Investment Trust. The inception date of the Class 2 shares in Anchor Series and SunAmerica Series Trusts is July 9, 2001 and the inception date of the Class II shares of Van Kampen Life Investment Trust is September 18, 2000. The inception for Class 3 of the Anchor Series and SunAmerica Series Trusts is September 30, 2002. In some cases a particular Variable Portfolio may have been available in another contract funded through this Separate Account. If the Variable Portfolio was incepted in this Separate Account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on underlying the Trusts' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

          Base Period Return = (EV-SV-CMF)/(SV)

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

          Base Period Return = (EV-SV-CMF+E)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

          E      =   Premium Enhancement Rate, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following two pages, both with and without an assumed complete redemption at the end of the stated period. Total returns for contracts without the Principal Rewards Program are on page 9 and total returns for contracts with the Principal Rewards Program are on page 10.

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

o Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

o Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program. However, we will not report performance for the contract featuring the Principal Rewards program, unless net of withdrawal charges.

     These rates of return do not reflect election of the optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

Total return figures are based on historical data and are not intended to indicate future performance.

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

                      n
                P(1+T)  = ERV

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

                             n
                [P(1+E)](1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                  E     =   Payment Enhancement Rate
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

PORTFOLIO ALLOCATOR MODELS PERFORMANCE

Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Portfolio Allocator Models. The performance information described below for the Portfolio Allocator Models is also applicable to the asset allocation models and sample portfolios.

The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

         DEATH BENEFITS OPTIONS FOR CONTRACTS ISSUED BEFORE MAY 1, 2007
         --------------------------------------------------------------

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Net Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

               DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR
                      CONTRACTS ISSUED BEFORE MAY 1, 2007
               -------------------------------------------------

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENT ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

The following details the death benefit options upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Purchase Payment Accumulation Option

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary date.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date

     If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

     If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

     2.  Maximum Anniversary Value Option

          If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

     If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or

          b. the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

     If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, the death benefit is equal to contract value.

                            ANNUITY INCOME PAYMENTS
                            -----------------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.


                              ANNUITY UNIT VALUES
                              -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

     P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

     Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES
                                      -----
GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of Qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

o  after attainment of age 59 1/2;

o  when paid to your beneficiary after you die;

o  after you become disabled (as defined in the IRC) ;

o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

o  dividends paid with respect to stock of a corporation described in IRC
   Section 404(k);

o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

o for payment of health insurance if you are unemployed and meet certain requirements

o  distributions from IRAs for higher education expenses

o  distributions from IRAs for first home purchases

o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section.

Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into a Beneficiary IRA. A Beneficiary IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Beneficiary IRA in a direct "trustee-to-trustee" transfer. Beneficiary IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or in the case of a 403(b) plan or program, to another contract or account of the same plan type or from a Qualified Plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2007 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2007 may not exceed the lesser of $45,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $83,000, your contribution may be fully deductible; if your income is between $83,000 and $93,000, your contribution may be partially deductible and if your income is $93,000 or more, your contribution may not be deductible. If you are single and your income is less than $52,000, your contribution may be fully deductible; if your income is between $93,000 and $103,000, your contribution may be partially deductible and if your income is $103,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $166,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $114,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and
AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------

The following financial statements of Variable Separate Account and consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-137887 and 811-03859, filed on April 26, 2007, Accession No.
0000950148-07-000102:

Variable Separate Account

     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of December 31, 2006

     -   Schedule of Portfolio Investments as of December 31, 2006

     -   Statement of Operations for the year ended December 31, 2006

     - Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005

     -   Notes to Financial Statements

AIG SunAmerica Life Assurance Company

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2006 and 2005

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004

     - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004

     -   Notes to Consolidated Financial Statements

Consolidated financial statements (unaudited) of AIG SunAmerica Life Assurance Company at September 30, 2007 and December 31, 2006, and for the nine months ended September 30, 2007 and 2006, and financial statements (unaudited) for Variable Separate Account at September 30, 2007 and for the nine months ended September 30, 2007, are included herein.

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                          Page
                                                                       Number(s)
                                                                       ---------
Consolidated Balance Sheet (Unaudited) - September 30, 2007 and
   December 31, 2006                                                     1 to 2

Consolidated Statement of Income and Comprehensive Income
   (Unaudited) - Nine Months Ended September 30, 2007 and 2006           3 to 4

Consolidated Statement of Cash Flows (Unaudited) - Nine Months
   Ended September 30, 2007 and 2006                                     5 to 6

Notes to Consolidated Financial Statements (Unaudited)                   7 to 9

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                   (UNAUDITED)

                                                                 September 30,   December 31,
                                                                      2007           2006
                                                                 -------------   ------------
                                                                        (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                                $   218,140     $   167,722
   Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: September 30, 2007,
      $3,776,867; December 31, 2006, $3,946,612)                    3,757,240       3,952,023
   Mortgage loans                                                     449,685         536,357
   Policy loans                                                       153,148         159,222
   Mutual funds                                                        23,165          29,633
   Common stocks available for sale, at fair value (cost:
      September 30, 2007, $20,258; December 31, 2006, $21,701)         19,651          22,006
   Partnerships                                                       237,212             414
   Securities lending collateral, at fair value (cost:
      September 30, 2007, $2,440,257; December 31, 2006,
      $2,110,459)                                                   2,386,037       2,110,459
   Derivative assets, at fair value                                   134,222          93,061
                                                                  -----------     -----------
   Total investments and cash                                       7,378,500       7,070,897
Variable annuity assets held in separate accounts                  30,571,878      27,789,310
Accrued investment income                                              58,372          59,167
Deferred acquisition costs                                          1,510,714       1,456,680
Other deferred expenses                                               263,788         263,613
Income taxes currently receivable from Parent                           5,351              67
Goodwill                                                               14,056          14,056
Other assets                                                           91,803          62,422
                                                                  -----------     -----------
TOTAL ASSETS                                                      $39,894,462     $36,716,212
                                                                  ===========     ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                   (UNAUDITED)

                                                               September 30,   December 31,
                                                                    2007           2006
                                                               -------------   ------------
                                                                      (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable
      annuity contracts                                         $ 2,756,739     $ 2,926,124
   Reserves for universal life insurance contracts                1,364,363       1,408,877
   Reserves for guaranteed investment contracts                      41,932          42,647
   Reserves for guaranteed benefits                                  86,025          75,234
   Securities lending payable                                     2,440,257       2,110,459
   Due to affiliates                                                 15,794          23,866
   Other liabilities                                                243,943         231,497
                                                                -----------     -----------
   Total reserves, payables and accrued liabilities               6,949,053       6,818,704
Derivative liabilities, at fair value                                 6,476           2,451
Variable annuity liabilities related to separate accounts        30,571,878      27,789,310
Deferred income taxes                                               341,383         345,376
                                                                -----------     -----------
Total liabilities                                                37,868,790      34,955,841
                                                                -----------     -----------
Shareholder's equity:
   Common stock                                                       3,511           3,511
   Additional paid-in capital                                       934,267         761,664
   Retained earnings                                              1,126,933         992,179
   Accumulated other comprehensive income (loss)                    (39,039)          3,017
                                                                -----------     -----------
   Total shareholder's equity                                     2,025,672       1,760,371
                                                                -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $39,894,462     $36,716,212
                                                                ===========     ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
              FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2007 AND 2006
                                   (UNAUDITED)

                                                           2007       2006
                                                         --------   --------
                                                            (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees, net of reinsurance   $428,552   $360,012
      Asset management fees                                59,627     59,144
      Universal life insurance policy fees, net of
         reinsurance                                       25,639     26,706
      Surrender charges                                    19,657     20,314
      Other fees                                           10,894     10,628
                                                         --------   --------
   Total fee income                                       544,369    476,804
   Investment income                                      211,451    246,736
   Net realized investment gain (loss)                    (33,389)     1,757
                                                         --------   --------
Total revenues                                            722,431    725,297
                                                         --------   --------
BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable
         annuity contracts                                 70,070     82,868
      Universal life insurance contracts                   47,993     49,977
      Guaranteed investment contracts                       2,558      3,732
                                                         --------   --------
   Total interest expense                                 120,621    136,577
   Amortization of bonus interest                          21,219     15,473
   Amortization of deferred acquisition costs and
      other deferred expenses                             158,434    154,392
   Claims on universal life insurance contracts, net
      of reinsurance recoveries                            15,079     15,783
   Guaranteed benefits, net of reinsurance recoveries      29,731     42,050
   General and administrative expenses                    124,686    109,495
   Annual commissions                                      77,693     66,998
                                                         --------   --------
Total benefits and expenses                               547,463    540,768
                                                         --------   --------
PRETAX INCOME                                             174,968    184,529
Income tax expense                                         40,214     31,967
                                                         --------   --------
NET INCOME                                               $134,754   $152,562
                                                         --------   --------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
              FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2007 AND 2006
                                   (UNAUDITED)

                                                      2007       2006
                                                   ---------   --------
                                                      (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized depreciation of investments - net of
   reclassification and related amortization of
   deferred acquisition costs and other deferred
   expenses                                        $(112,790)  $ (8,646)
Reclassification adjustment for net realized
   (gain) loss included in net income                 46,929     (9,686)
Foreign currency translation adjustments               1,118      1,638
Deferred income tax benefit on above changes          22,687      5,844
                                                   ---------   --------
OTHER COMPREHENSIVE LOSS                             (42,056)   (10,850)
                                                   ---------   --------
COMPREHENSIVE INCOME                               $  92,698   $141,712
                                                   =========   ========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
              FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2007 AND 2006
                                   (UNAUDITED)

                                                            2007        2006
                                                         ---------   ---------
                                                             (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                               $ 134,754   $ 152,562
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Interest credited to:
      Fixed annuity and fixed accounts of variable
         annuity contracts                                  70,070      82,868
      Universal life insurance contracts                    47,993      49,977
      Guaranteed investment contracts                        2,558       3,732
   Net realized investment (gain) loss                      33,389      (1,757)
   Amortization of net premium/(accretion of net
      discount) on investments                               1,657       1,924
   Amortization of deferred acquisition costs and
      other expenses                                       179,653     169,865
   Acquisition costs deferred                             (182,758)   (182,044)
   Other expenses deferred                                 (20,107)    (18,716)
   Provision for deferred income taxes                      21,189      24,540
   Change in:
      Accrued investment income                                795       1,966
      Income taxes currently receivable from Parent         (5,284)    (17,650)
      Other assets                                          (3,371)     (2,896)
      Due from/to affiliates                                (8,072)     (4,685)
      Other liabilities                                     (4,194)     34,372
   Other, net                                               (6,505)    (12,623)
                                                         ---------   ---------
NET CASH PROVIDED BY OPERATING ACTIVITIES                  261,767     281,435
                                                         ---------   ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds, notes and redeemable preferred stocks           (828,657)   (536,647)
   Mortgage loans                                          (27,999)   (159,922)
   Partnerships                                            (66,721)         --
   Derivatives                                             (92,266)    (10,442)
   Other investments, excluding short-term
      investments                                           (5,775)     (4,508)
Sales of:
   Bonds, notes and redeemable preferred stocks            705,431     548,167
   Derivatives                                              40,400       4,200
   Other investments, excluding short-term investments      13,462       3,504
Redemptions and maturities of:
   Bonds, notes and redeemable preferred stocks            274,420     614,386
   Mortgage loans                                          114,739      66,729
   Other investments, excluding short-term investments       6,386       7,626
Change in securities lending collateral                   (334,654)   (996,572)
                                                         ---------   ---------
NET CASH USED IN INVESTING ACTIVITIES                    $(201,234)  $(463,479)
                                                         ---------   ---------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
              FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2007 AND 2006
                                   (UNAUDITED)

                                                           2007          2006
                                                       -----------   -----------
                                                             (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity and fixed accounts of variable
      annuity contracts                                $ 1,356,058   $ 1,194,997
   Universal life insurance contracts                       28,089        28,475
Net exchanges from the fixed accounts of variable
   annuity contracts                                    (1,221,999)   (1,116,929)
Withdrawal payments on:
   Fixed annuity and fixed accounts of variable
      annuity contracts                                   (321,769)     (561,537)
   Universal life insurance contracts                      (39,617)      (38,539)
   Guaranteed investment contracts                          (3,186)      (77,668)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity and fixed accounts of variable
      annuity contracts                                    (71,903)      (62,726)
   Universal life insurance contracts                      (69,677)      (76,276)
Change in securities lending payable                       329,798       996,572
Capital contribution                                         4,091            --
Dividend paid to Parent                                         --       (80,000)
                                                       -----------   -----------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES        (10,115)      206,369
                                                       -----------   -----------
NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS             50,418        24,325
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING
   OF PERIOD                                               167,722       190,066
                                                       -----------   -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD       $   218,140   $   214,391
                                                       ===========   ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid to Parent                            $    24,309   $    25,077
                                                       ===========   ===========
Non-cash activity:
   Bonus interest and other deferrals credited to
      reserve for annuity contracts                    $    27,013   $    32,078
                                                       ===========   ===========
   Capital contribution of partnerships                $   168,512   $        --
                                                       ===========   ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG").

     The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     These unaudited condensed consolidated financial statements do not include certain financial information required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements and should be read in conjunction with the audited consolidated financial statements and the related notes for the year ended December 31, 2006. In the opinion of management, these consolidated financial statements contain the normal recurring adjustments necessary for a fair statement of the results presented herein. Certain amounts have been reclassified in the 2006 financial statements to conform to their 2007 presentation.

     INVESTMENTS: In 2007, the Company recorded realized losses of approximately $4,856,000 related to the securities lending collateral investments, primarily from the sale of mortgage-backed bonds held as collateral investments. The Company's ultimate parent, American International Group, Inc. ("AIG"), deposited funds in the collateral pool equal to the losses incurred between August 1 and September 28, 2007, and the Company recorded its allocated portion of such funds as a capital contribution of $4,091,000.

     As of September 30, 2007, the Company's securities lending collateral investments had a net unrealized loss of $54,220,000. AIG has agreed to make additional contributions up to a specified aggregate limit to offset losses incurred by its insurance subsidiaries from securities lending collateral investments.

     RECENTLY ISSUED ACCOUNTING STANDARDS

     On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. The provisions of SOP 05-1 became effective as of January 1, 2007. The Company's adoption of SOP 05-1 on January 1, 2007 did not have a material effect on the Company's consolidated financial condition or results of operations.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                   (UNAUDITED)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's consolidated financial condition or results of operations.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements. FAS 157 will be effective January 1, 2008. The Company is currently assessing the effect of implementing this guidance.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 will be effective January 1, 2008. The Company is currently assessing the effect of implementing this guidance, which depends on the nature and extent of items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

2.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has three agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at September 30, 2007 is $84,400,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share $29,700,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Two of these commitments are scheduled to expire in the remainder of 2007. The Company's commitments under the third agreement with respect to senior securities are scheduled to expire on October 1, 2009, and those with respect to subordinated securities are scheduled to expire on October 1, 2022. These commitments may be extended beyond their stated maturities. Management does not anticipate any material future losses with respect to these commitments.

     Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
                                   (UNAUDITED)

2.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company and its subsidiaries received permanent permission from the SEC in September 2007.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

3.   SUBSEQUENT EVENT

     Effective December 31, 2007, the Company recorded approximately $74 million of additional amortization of deferred acquisition costs and sales inducements related to changes in actuarial estimates from the conversion to a new system, as well as unlocking future assumptions and experience updates. The impact of these changes also resulted in a decrease in reserves for guaranteed benefits and guaranteed benefits expense of approximately $16 million.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                              Page
                                                                            Number(s)
                                                                            ---------
Report of Independent Registered Public Accounting Firm                     --

Consolidated Balance Sheet - December 31, 2006 and 2005                     1 to 2

Consolidated Statement of Income and Comprehensive Income -
Years Ended December 31, 2006, 2005 and 2004                                3 to 4

Consolidated Statement of Cash Flows - Years Ended
December 31, 2006, 2005 and 2004                                            5 to 6

Notes to Consolidated Financial Statements                                  7 to 33

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2007

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                      2006               2005
                                                                   -----------        -----------
                                                                           (in thousands)
ASSETS

Investments and cash:
   Cash and short-term investments                                 $   167,722        $   190,066
   Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost:  2006, $3,946,612;
      2005, $4,822,874)                                              3,952,023          4,870,876
   Mortgage loans                                                      536,357            490,876
   Policy loans                                                        159,222            170,353
   Mutual funds                                                         29,633             24,380
   Common stocks available for sale, at fair value (cost:
      2006, $21,701; 2005, $25,015)                                     22,006             26,341
   Securities lending collateral, at fair value (which
      approximates cost)                                             2,110,459          1,278,694
   Other invested assets                                                47,045             65,310
                                                                   -----------        -----------

   Total investments and cash                                        7,024,467          7,116,896

Variable annuity assets held in separate accounts                   27,789,310         24,379,389
Accrued investment income                                               59,167             67,911
Deferred acquisition costs                                           1,456,680          1,378,018
Other deferred expenses                                                263,613            255,601
Income taxes currently receivable from Parent                               67              4,833
Goodwill                                                                14,056             14,056
Other assets                                                           108,852             73,562
                                                                   -----------        -----------

TOTAL ASSETS                                                       $36,716,212        $33,290,266
                                                                   ===========        ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                       2006               2005
                                                                    -----------        -----------
                                                                            (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable
     annuity contracts                                              $ 2,926,124        $ 3,548,441
   Reserves for universal life insurance contracts                    1,408,877          1,472,956
   Reserves for guaranteed investment contracts                          42,647            117,556
   Reserves for guaranteed benefits                                      75,234             65,895
   Securities lending payable                                         2,110,459          1,278,694
   Due to affiliates                                                     23,866             11,914
   Other liabilities                                                    233,948            245,046
                                                                    -----------        -----------

   Total reserves, payables and accrued liabilities                   6,821,155          6,740,502

Variable annuity liabilities related to separate accounts            27,789,310         24,379,389

Deferred income taxes                                                   345,376            316,578
                                                                    -----------        -----------

Total liabilities                                                    34,955,841         31,436,469
                                                                    -----------        -----------

Shareholder's equity:

  Common stock                                                            3,511              3,511
  Additional paid-in capital                                            761,664            761,259
  Retained earnings                                                     992,179          1,074,953
  Accumulated other comprehensive income                                  3,017             14,074
                                                                    -----------        -----------

  Total shareholder's equity                                          1,760,371          1,853,797
                                                                    -----------        -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $36,716,212        $33,290,266
                                                                    ===========        ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                              2006           2005           2004
                                                            ---------      ---------      ---------
                                                                       (in thousands)
REVENUES

     Fee income:
         Variable annuity policy fees, net of
            reinsurance                                     $ 491,422      $ 429,037      $ 374,367
         Asset management fees                                 79,385         82,128         84,343
         Universal life insurance policy fees, net of
            reinsurance                                        29,539         33,244         33,899
         Surrender charges                                     26,416         26,900         26,219
         Other fees                                            16,478         15,510         15,753
                                                            ---------      ---------      ---------
     Total fee income                                         643,240        586,819        534,581

     Investment income                                        326,671        344,691        362,607
     Net realized investment gain (loss)                        3,928          8,925        (22,820)
                                                            ---------      ---------      ---------

Total revenues                                                973,839        940,435        874,368
                                                            ---------      ---------      ---------

BENEFITS AND EXPENSES
     Interest expense:
        Fixed annuity and fixed accounts of variable
         annuity contracts                                    108,268        124,575        140,889
        Universal life insurance contracts                     66,361         70,290         73,745
        Guaranteed investment contracts                         4,607          6,608          6,034
        Subordinated notes payable to affiliates                   --             --          2,081
                                                            ---------      ---------      ---------
     Total interest expense                                   179,236        201,473        222,749
     Amortization of bonus interest                            22,526         18,069         10,357
     Amortization of deferred acquisition costs and
       other deferred expenses                                218,795        218,029        157,650
     Claims on universal life insurance contracts, net
       of reinsurance recoveries                               17,897         18,412         17,420
     Guaranteed benefits, net of
       reinsurance recoveries                                  42,685         24,967         58,756
     General and administrative expenses                      149,450        131,310        131,612
     Annual commissions                                        89,798         75,534         64,323
                                                            ---------      ---------      ---------

Total benefits and expenses                                   720,387        687,794        662,867
                                                            ---------      ---------      ---------

PRETAX INCOME                                                 253,452        252,641        211,501

Income tax expense                                             56,226         70,738          6,410
                                                            ---------      ---------      ---------

INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                        197,226        181,903        205,091

Cumulative effect of accounting change, net of tax                 --             --        (62,589)
                                                            ---------      ---------      ---------

NET INCOME                                                  $ 197,226      $ 181,903      $ 142,502
                                                            ---------      ---------      ---------


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                           2006            2005            2004
                                                         ---------       ---------       ---------
                                                                      (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:

Unrealized depreciation of investments - net of
   reclassification and related
   amortization of deferred acquisition
   costs and other deferred expenses                     $ (18,992)      $ (77,495)      $ (20,487)

Reclassification adjustment for net realized (gain)
   loss included in net income                                (567)        (10,436)         19,263

Foreign currency translation adjustments                     2,546          (2,071)          1,170

Deferred income tax benefit on above changes                 5,956          31,502              19
                                                         ---------       ---------       ---------
OTHER COMPREHENSIVE LOSS                                   (11,057)        (58,500)            (35)
                                                         ---------       ---------       ---------
COMPREHENSIVE INCOME                                     $ 186,169       $ 123,403       $ 142,467
                                                         =========       =========       =========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           2006              2005              2004
                                                                        -----------       -----------       -----------
                                                                                        (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                              $   197,226       $   181,903       $   142,502
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Cumulative effect of accounting change, net of tax                             --                --            62,589
  Interest credited to:
    Fixed annuity and fixed accounts of variable annuity contracts          108,268           124,575           140,889
    Universal life insurance contracts                                       66,361            70,290            73,745
    Guaranteed investment contracts                                           4,607             6,608             6,034
  Net realized investment (gain) loss                                        (3,928)           (8,925)           22,820
  Amortization of net premium/(accretion of net discount) on
   Investments                                                               (1,790)           12,399              (705)
  Amortization of deferred acquisition costs and other expenses             241,321           236,098           168,007
  Acquisition costs deferred                                               (245,028)         (202,790)         (246,033)
  Other expenses deferred                                                   (27,996)          (22,619)          (46,799)
  Provision for deferred income taxes                                        34,754            90,547            49,337
  Change in:
    Accrued investment income                                                 8,744             5,858               878
    Income taxes currently receivable from Parent                             4,766             5,112             5,510
    Other assets                                                             (4,867)           (4,842)            6,035
    Due from/to affiliates                                                   11,952            (9,741)            2,366
    Other liabilities                                                        26,450             2,292             7,132
  Other, net                                                                (15,639)          (13,556)          (12,836)
                                                                        -----------       -----------       -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                   405,201           473,209           381,471

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                             (595,892)       (2,368,070)       (1,232,311)
  Mortgage loans                                                           (209,311)         (112,327)          (31,502)
  Other investments, excluding short-term investments                       (14,715)          (48,499)          (33,235)
Sales of:
  Bonds, notes and redeemable preferred stocks                              668,845         1,674,197           651,301
  Other investments, excluding short-term investments                         4,378            56,295            22,283
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                              800,127           826,462           898,682
  Mortgage loans                                                            164,203           246,470           125,475
  Other investments, excluding short-term investments                        11,230            15,903            10,915
Change in securities lending collateral                                    (831,765)         (394,902)         (369,647)
                                                                        -----------       -----------       -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                     $    (2,900)      $  (104,471)      $    41,961

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            2006               2005             2004
                                                                         -----------       -----------       -----------
                                                                                         (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable annuity contracts         $ 1,588,153       $ 1,351,964       $ 1,360,319
  Universal life insurance contracts                                          38,774            41,611            45,183
Net exchanges from the fixed accounts of variable annuity contracts       (1,598,673)       (1,171,713)       (1,332,240)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable annuity contracts            (688,604)         (611,301)         (458,052)
  Universal life insurance contracts                                         (52,833)          (57,465)          (69,185)
  Guaranteed investment contracts                                            (79,413)         (104,411)           (8,614)
Claims and annuity payments, net of reinsurance, on:
  Fixed annuity and fixed accounts of variable annuity contracts             (86,143)          (99,903)         (108,691)
  Universal life insurance contracts                                         (97,671)          (98,473)         (105,489)
Net receipts from (repayments of) other short-term financings                     --                --           (41,060)
Net payment related to a modified coinsurance transaction                         --                --            (4,738)
Change in securities lending payable                                         831,765           394,902           369,647
Dividend paid to Parent                                                     (280,000)          (25,000)           (2,500)
                                                                         -----------       -----------       -----------
NET CASH USED IN FINANCING ACTIVITIES                                       (424,645)         (379,789)         (355,420)
                                                                         -----------       -----------       -----------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
  INVESTMENTS                                                                (22,344)          (11,051)           68,012

CASH AND SHORT-TERM INVESTMENTS
  AT BEGINNING OF PERIOD                                                     190,066           201,117           133,105
                                                                         -----------       -----------       -----------
CASH AND SHORT-TERM INVESTMENTS
  AT END OF PERIOD                                                       $   167,722       $   190,066       $   201,117
                                                                         ===========       ===========       ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                                            $        --       $        --       $     2,081
                                                                         ===========       ===========       ===========

Income taxes received from (paid to) Parent                              $   (16,706)      $    24,923       $   (47,749)
                                                                         ===========       ===========       ===========
Non-cash activity - bonus interest expense deferred and credited to
   reserve for annuity contracts                                         $    28,471       $    22,338       $    16,107
                                                                         ===========       ===========       ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2006, 2005 AND 2004

1.   BASIS OF PRESENTATION

     AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management.

     The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

     Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 28%, 32% and 25% of deposits in the years ended December 31, 2006, 2005 and 2004, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period. One independent selling organization in the asset management operations represented 16%, 12% and 16% of deposits in the years ended December 31, 2006, 2005 and 2004, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

     INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds, notes and redeemable preferred stocks available for sale and common stocks available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, other deferred expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value. Real estate is carried at the lower of cost or net realizable value.

     Securities lending collateral consists of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement was $2,041,026,000 and $1,249,900,000 as of December 31, 2006 and 2005, respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income. At December 31, 2006, approximately $50,988,000 of such collateral was invested in AIG affiliated entities.

     Other invested assets consist principally of investments in derivative financial instruments purchased to partially offset the risk of guaranteed minimum account value ("GMAV") benefits and guaranteed minimum withdrawal benefits ("GMWB") (see Note 7) and a limited partnership. The derivative financial instruments are marked to market and changes in market value are recorded through net realized investment gain (loss) included in the consolidated statement of income and comprehensive income. The limited partnership investment in which the Company holds five percent or greater interest is carried at the Company's share of the net asset value of the partnership. The change in such net asset value, accounted for under the equity method, is recorded in earnings through investment income.

     Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairment writedowns totaled $12,205,000, $10,288,000 and $21,050,000 in 2006, 2005 and 2004,
      respectively.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Gains and losses in the fair value of derivatives are recognized in net realized investment gain (loss) in the consolidated statement of income and comprehensive income.

      The Company issues certain variable annuity products that offer optional GMAV and GMWB living benefits. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other assets in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded in net realized investment gain (loss) in the consolidated statement of income and comprehensive income.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance was 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gain or loss on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

      OTHER DEFERRED EXPENSES: The annuity operations currently offer enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $14,056,000 (net of accumulated amortization of $18,838,000) at December 31, 2006 and 2005. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2006 and 2005, and has determined that no impairment provision is necessary.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT
      CONTRACTS: Reserves for fixed annuity, Fixed Options, universal life insurance and guaranteed investment contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on these products are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

      RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit ("EEB") and guaranteed minimum income benefits ("GMIB") are accounted for in accordance with Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

      FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

      INCOME TAXES: Prior to 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENT ACCOUNTING STANDARDS:

      ACCOUNTING CHANGES: FASB staff pronouncement ("FSP") FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1") replaces the measurement and recognition guidance set forth in Emerging Issue Task Force ("EITF") Issue No. 03-1 and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's consolidated financial condition or results of operations.

      On June 29, 2005, the Financial Accounting Standards Board ("FASB") issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives:
      Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS
      133. The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS: In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for DAC on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No.
      97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of SOP 05-1 is January 1, 2007. Based on current practices, the Company does not expect the implementation of SOP 05-1 to have a material effect on its consolidated financial position or results of operations.

      On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (FAS 155), an amendment of FAS 140 and FAS
      133. FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FSA 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. FAS 155 is effective for all financial instruments acquired, issued, or subject to a remeasurement (new basis) event occurring after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company does not expect the implementation of FAS 155 to have a material effect on its consolidated financial position or results of operations.

      In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The Company does not expect the implementation of FIN 48 to have a material effect on its consolidated financial condition or consolidated results of operations.

      In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which depends on the nature and extent of items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                    Amortized         Estimated
                                                      Cost            Fair Value
                                                   ----------         ----------
                                                          (in thousands)
AT DECEMBER 31, 2006:

U.S. government securities                         $   32,703         $   32,980
Mortgage-backed securities                            937,508            941,010
Securities of public utilities                        248,440            248,667
Corporate bonds and notes                           2,289,158          2,293,370
Other debt securities                                 438,803            435,996
                                                   ----------         ----------

  Total                                            $3,946,612         $3,952,023
                                                   ==========         ==========

                                                    Amortized         Estimated
                                                      Cost            Fair Value
                                                   ----------         ----------
                                                          (in thousands)
AT DECEMBER 31, 2005:

U.S. government securities                         $   32,340         $   33,337
Mortgage-backed securities                          1,049,241          1,058,516
Securities of public utilities                        275,482            277,763
Corporate bonds and notes                           2,786,283          2,817,720
Other debt securities                                 679,528            683,540
                                                   ----------         ----------

  Total                                            $4,822,874         $4,870,876
                                                   ==========         ==========

      At December 31, 2006, bonds, notes and redeemable preferred stocks included $131,159,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 32%, 28% and 14% concentrated in cyclical consumer product, utilities and noncyclical consumer product industries, respectively. No other industry concentration constituted more than 10% of these assets.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      At December 31, 2006, mortgage loans were collateralized by properties located in 22 states, with loans totaling approximately 34% of the aggregate carrying value of the portfolio secured by properties located in California. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2006, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $50,000 of bonds.

      As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

      The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets to fixed-rate instruments.

      At December 31, 2006, $9,709,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

      Included in the bonds, notes and redeemable preferred stock at December 31, 2006 is a bond carried at fair value of $22,484,000 that is issued by an affiliate.

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2006, follow:

                                                    Amortized         Estimated
                                                      Cost            Fair Value
                                                   ----------         ----------
                                                          (in thousands)
Due in one year or less                            $  321,883         $  320,236
Due after one year through five years               1,381,298          1,377,962
Due after five years through ten years                960,588            963,421
Due after ten years                                   345,335            349,394
Mortgage-backed securities                            937,508            941,010
                                                   ----------         ----------

  Total                                            $3,946,612         $3,952,023
                                                   ==========         ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                      Gross              Gross
                                                   Unrealized         Unrealized
                                                      Gains             Losses
                                                   -----------        -----------
                                                           (in thousands)
AT DECEMBER 31, 2006:

U.S. government securities                         $       483         $   (206)
Mortgage-backed securities                               7,783           (4,281)
Securities of public utilities                           2,613           (2,386)
Corporate bonds and notes                               30,444          (27,877)
Other debt securities                                    4,537           (7,344)
                                                   -----------         --------

  Total                                            $    45,860         $(42,094)
                                                   ===========         ========

                                                      Gross              Gross
                                                   Unrealized         Unrealized
                                                      Gains             Losses
                                                   -----------        -----------
                                                           (in thousands)
AT DECEMBER 31, 2005:

U.S. government securities                         $       997         $     --
Mortgage-backed securities                              15,534           (6,259)
Securities of public utilities                           4,449           (2,168)
Corporate bonds and notes                               59,243          (26,905)
Other debt securities                                   12,697           (8,685)
                                                   -----------         --------

  Total                                            $    92,920         $(44,017)
                                                   ===========         ========

      Gross unrealized gains on equity securities were $305,000 and $1,326,000 at December 31, 2006 and 2005, respectively. There were no unrealized losses on equity securities at December 31, 2006 and 2005.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2006 and 2005 (dollars in thousands).

                                       Less than 12 Months              12 Months or More                      Total
                                 -----------------------------  ------------------------------  --------------------------------
                                             Unrealized                      Unrealized                      Unrealized
December 31, 2006                Fair Value     Loss     Items  Fair Value      Loss     Items  Fair Value      Loss      Items
                                 -----------------------------  ------------------------------  --------------------------------
U.S. Government                  $   18,077   $   (206)      2  $        --  $      --      --  $    18,077   $    (206)       2
Mortgage-backed securities          183,835     (1,114)     18      218,826     (3,167)     60      402,661      (4,281)      78
Securities of public utilities       37,825       (133)      6       97,536     (2,253)     22      135,361      (2,386)      28
Corporate bonds and notes           342,311     (2,732)     42    1,007,523    (25,145)    166    1,349,834     (27,877)     208
Other debt securities                99,877       (938)     19      145,914     (6,406)     32      245,791      (7,344)      51
                                 -----------------------------  ------------------------------  --------------------------------
Total                            $  681,925   $ (5,123)     87  $ 1,469,799  $ (36,971)    280  $ 2,151,724   $ (42,094)     367
                                 =============================  ==============================  ================================

                                        Less than 12 Months             12 Months or More                       Total
                                 -----------------------------  ------------------------------  ---------------------------------
                                             Unrealized                      Unrealized                      Unrealized
December 31, 2005                Fair Value     Loss     Items  Fair Value      Loss     Items   Fair Value     Loss        Items
                                 -----------------------------  ------------------------------  ---------------------------------
Mortgage-backed securities       $  400,513  $  (4,275)     85  $  57,067    $ (1,984)      13  $   457,580   $ (6,259)        98
Securities of public utilities       83,797     (1,538)     19     18,485        (630)       6      102,282     (2,168)        25
Corporate bonds and notes         1,156,959    (18,235)    189    233,052      (8,670)      49    1,390,011    (26,905)       238
Other debt securities               181,348     (3,540)     31    124,346      (5,145)      23      305,694     (8,685)        54
                                 -----------------------------  ------------------------------  ---------------------------------
 Total                           $1,822,617  $ (27,588)    324  $ 432,950    $ (16,429)     91  $ 2,255,567   $(44,017)       415
                                 =============================  ==============================  =================================

The net realized investment gain (loss) includes the following:

                                                                  Years ended December 31,
                                                  ----------------------------------------------------
                                                       2006              2005               2004
                                                  --------------   ---------------    ----------------
                                                                    (in thousands)
Bonds, notes and redeemable preferred stock       $       1,685    $    (19,770)      $        (20,613)
Common stock                                             (1,124)             51                   (242)
Other gains (losses)                                      3,367          28,644                 (1,965)
                                                  -------------    ------------       ----------------
Net realized investment gain (loss)               $       3,928    $      8,925       $        (22,820)
                                                  =============    ============       ================

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      Realized investment gains and losses on sales of bonds, notes and redeemable preferred stock and equity securities are as follows:

                                                                              Years ended December 31,
                                                  -------------------------------------------------------------------------------
                                                           2006                      2005                          2004
                                                  --------------------   ---------------------------  ---------------------------
                                                                                   (in thousands)
BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS:
    Realized gains                                $    17,049            $                 11,526     $        12,240
    Realized losses                                    (6,659)                            (23,927)            (12,623)

COMMON STOCKS:
    Realized gains                                $     2,376            $                     51     $             5
    Realized losses                                        --                                  --                (247)


      The sources and related amounts of investment income are as follows:

                                                                              Years ended December 31,
                                                  -----------------------------------------------------------------------------
                                                          2006                      2005                         2004
                                                  --------------------   ---------------------------  -------------------------
                                                                                   (in thousands)
Short-term investments                            $       13,926         $             7,740          $             2,483
Bonds, notes and redeemable preferred stocks             257,509                     264,284                      293,258
Mortgage loans                                            41,915                      48,633                       50,825
Partnerships                                               1,155                      10,393                          417
Policy loans                                              13,288                      13,869                       17,130
Other invested assets                                      1,062                       1,780                          960
Less: investment expenses                                 (2,184)                     (2,008)                      (2,466)
                                                  --------------         -------------------          -------------------

Total investment income                           $      326,671         $           344,691          $           362,607
                                                  ==============         ===================          ===================

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

      OTHER INVESTED ASSETS: Other invested assets include derivative financial instruments and partnerships. The fair value of the derivative financial instruments is based principally on broker quotes. Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
      CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      OTHER ASSETS: Included in other assets are the embedded derivatives relating to GMAV and GMWB. Fair value for these embedded derivatives is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations of contract holder behavior.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     The estimated fair values of the Company's financial instruments at December 31, 2006 and 2005 compared with their respective carrying values are as follows:

                                                                      Carrying           Fair
                                                                       Value            Value
                                                                    ------------     ------------
                                                                             (in thousands)
DECEMBER 31, 2006:

ASSETS:
      Cash and short-term investments                               $    167,722     $    167,722
      Bonds, notes and redeemable preferred stocks                     3,952,023        3,952,023
      Mortgage loans                                                     536,357          544,519
      Policy loans                                                       159,222          159,222
      Mutual funds                                                        29,633           29,633
      Common stocks                                                       22,006           22,006
      Securities lending collateral                                    2,110,459        2,110,459
      Other invested assets                                               47,045           47,045
      Other assets                                                        46,430           46,430

LIABILITIES:
      Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                         $  2,926,124     $  2,878,992
      Reserves for guaranteed investment contracts                        42,647           42,729
      Securities lending payable                                       2,110,459        2,110,459

                                                                      Carrying           Fair
                                                                       Value            Value
                                                                    ------------     ------------
                                                                             (in thousands)
DECEMBER 31, 2005:

ASSETS:
      Cash and short-term investments                               $    190,066     $    190,066
      Bonds, notes and redeemable preferred stocks                     4,870,876        4,870,876
      Mortgage loans                                                     490,876          508,485
      Policy loans                                                       170,353          170,353
      Mutual funds                                                        24,380           24,380
      Common stocks                                                       26,341           26,341
      Securities lending collateral                                    1,278,694        1,278,694
      Other invested assets                                               65,310           65,310
      Other assets                                                        14,759           14,759

LIABILITIES:
      Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                         $  3,548,441     $  3,477,797
      Reserves for guaranteed investment contracts                       117,556          117,646
      Securities lending payable                                       1,278,694        1,278,694

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                                  Years Ended December 31,
                                                  ------------------------
                                                    2006            2005
                                                 -----------    -----------
                                                       (in thousands)
Balance at beginning of year                     $ 1,378,018    $ 1,349,089
Acquisition costs deferred                           245,028        202,790
Effect of net unrealized loss on securities           23,908         13,570
Amortization charged to income                      (190,274)      (187,431)
                                                 -----------    -----------

Balance at end of year                           $ 1,456,680    $ 1,378,018
                                                 ===========    ===========

6.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                  Bonus       Distribution
                                                 Payments         Costs          Total
                                                ---------     ------------    ---------
                                                            (in thousands)
YEAR ENDED DECEMBER 31, 2006

Balance at beginning of year                    $ 194,603      $  60,998      $ 255,601
Expenses deferred                                  41,728         14,739         56,467
Effect of net unrealized loss on securities         2,592             --          2,592
Amortization charged in income                    (22,526)       (28,521)       (51,047)
                                                ---------      ---------      ---------

Balance at end of year                          $ 216,397      $  47,216      $ 263,613
                                                =========      =========      =========

YEAR ENDED DECEMBER 31, 2005

Balance at beginning of year                    $ 182,103      $  75,678      $ 257,781
Expenses deferred                                  29,039         15,918         44,957
Effect of net unrealized loss on securities         1,530             --          1,530
Amortization charged in income                    (18,069)       (30,598)       (48,667)
                                                ---------      ---------      ---------

Balance at end of year                          $ 194,603      $  60,998      $ 255,601
                                                =========      =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS

     The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), guaranteed minimum account value ("GMAV"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum income benefit ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

     The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees (GMDB, GMIB and EEB) are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

     The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options and futures on the S&P 500 index to partially offset this risk.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base.

     Details concerning the Company's guaranteed benefit exposures as are as follows:

                                                                                                      Highest
                                                                                                     Specified
                                                                                                    Anniversary
                                                                                                   Account Value
                                                                             Return of Net             Minus
                                                                            Deposits Plus a         Withdrawals
                                                                                Minimum                Post
                                                                                Return              Anniversary
                                                                            ---------------        ------------
                                                                                    (dollars in millions)
AT DECEMBER 31, 2006

In the event of death (GMDB and EEB):
       Net account value                                                      $   10,579             $ 11,357
       Net amount at risk (a)                                                 $      598             $    541
       Average attained age of contract holders                                       67                   65
       Range of guaranteed minimum return rates                                     0%-5%                   0%

At annuitization (GMIB):
       Net account value                                                      $    2,718
       Net amount at risk (b)                                                 $       21
       Weighted average period remaining until earliest annuitization                2.8
       Range of guaranteed minimum return rates                                   0%-6.5%

Accumulation at specified date (GMAV):
       Account value                                                          $    2,191
       Net amount at risk (c)                                                         --
       Weighted average period remaining until guaranteed  payment                   7.5

Annual withdrawals at specified date (GMWB):
       Account value                                                          $    3,323
       Net amount at risk (d)                                                 $        2
       Weighted average period remaining until guaranteed  payment                  19.2

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. GUARANTEED BENEFITS (Continued)

                                                                                                      Highest
                                                                                                     Specified
                                                                                                    Anniversary
                                                                                                   Account Value
                                                                             Return of Net             Minus
                                                                            Deposits Plus a         Withdrawals
                                                                                Minimum                Post
                                                                                Return              Anniversary
                                                                            ---------------        ------------
                                                                                    (dollars in millions)
AT DECEMBER 31, 2005

In the event of death (GMDB and EEB):
       Net account value                                                      $    9,968            $    9,166
       Net amount at risk (a)                                                 $      782            $      826
       Average attained age of contract holders                                       67                    64
       Range of guaranteed minimum return rates                                   0%-5.0%                    0%

At annuitization (GMIB):
       Net account value                                                      $    2,164
       Net amount at risk (b)                                                 $        3
       Weighted average period remaining until earliest annuitization                3.2
       Range of guaranteed minimum return rates                                   0%-6.5%

Accumulation at specified date (GMAV):
       Account value                                                          $    1,932
       Net amount at risk (c)                                                         --
       Weighted average period remaining until guaranteed  payment                   8.3

Annual withdrawals at specified date (GMWB):
       Account value                                                          $    1,026
       Net amount at risk (d)                                                         --
       Weighted average period remaining until expected payout                      15.9

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders annuitized at the same balance sheet date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $71.1 and $91.5 million as of December 31, 2006 and 2005, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                Years Ended December 31,
                                                                ------------------------
                                                                   2006           2005
                                                                ----------    ----------
                                                                      (in thousands)
Balance at the beginning of the year, before reinsurance        $   97,472    $   76,949
Guaranteed benefits incurred                                        45,976        26,244
Guaranteed benefits paid                                           (33,346)       (5,721)
                                                                ----------    ----------

Balance at the end of the year, before reinsurance                 110,102        97,472
Less reinsurance                                                   (34,868)      (31,577)
                                                                ----------    ----------

Balance at the end of the year, net of reinsurance              $   75,234    $   65,895
                                                                ==========    ==========

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and 2005:

          - Data used was 5,000 stochastically generated investment performance scenarios.

          -    Mean investment performance assumption was 10%.

          -    Volatility assumption was 16%.

          -    Mortality was assumed to be 64% of the 75-80 ALB table.

          - Lapse rates vary by contract type and duration and range from 0% to 40%.

          -    The discount rate was approximately 8%.

8.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     Variable policy fees are net of reinsurance premiums of $27,210,000, $28,108,000 and $28,604,000 in 2006, 2005 and 2004, respectively. Universal life insurance fees are net of reinsurance premiums of $35,182,000, $33,408,000 and $34,311,000 in 2006, 2005 and 2004, respectively.

     The Company has a reinsurance treaty that limits the Company's universal life risk on any one insured life to $100,000. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $27,506,000, $32,422,000 and $34,163,000 in 2006, 2005 and
     2004, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $3,291,000, $1,277,000 and $2,716,000 in 2006, 2005 and 2004,
     respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has four agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2006 is $108,562,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share $39,377,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Three of these commitments are scheduled to expire in 2007. The Company's commitments under the fourth agreement with respect to senior securities are scheduled to expire on October 1, 2009, and those with respect to subordinated securities are scheduled to expire on October 1, 2022. These commitments may be extended beyond their stated maturities. Management does not anticipate any material future losses with respect to these commitments.

     Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquires involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     At December 31, 2006, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through 2011 and thereafter are as follows:

2007            $ 3,082,000
2008              2,833,000
2009              2,959,000
2010              2,959,000
2011              2,959,000
Thereafter       20,139,000
                -----------
                $34,931,000
                ===========

     Rent expense was $3,122,000, $3,456,000 and $3,358,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2006 and 2005, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                                           Years ended December 31,
                                                            --------------------------------------------------
                                                               2006                2005              2004
                                                            ------------       ------------       ------------
                                                                              (in thousands)

ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                                        $    761,259       $    758,346       $    709,246
  Capital contributions by Parent                                    405              2,913             49,100
                                                            ------------       ------------       ------------

  Ending balances                                           $    761,664       $    761,259       $    758,346
                                                            ============       ============       ============

RETAINED EARNINGS:
  Beginning balances                                        $  1,074,953       $    919,612       $    828,423
  Net income                                                     197,226            181,903            142,502
  Dividends paid to Parent                                      (280,000)           (25,000)            (2,500)
  Adjustment for SICO compensation (See Note 12)                      --             (1,562)                --
  Adjustment for tax benefit of distributed subsidiary                --                 --                287
  Tax effect on a distribution of investment                          --                 --            (49,100)
                                                            ------------       ------------       ------------

  Ending balances                                           $    992,179       $  1,074,953       $    919,612
                                                            ============       ============       ============
ACCUMULATED OTHER COMPREHENSIVE INCOME:
   Beginning balances                                       $     14,074       $     72,575       $     72,610
   Unrealized depreciation of investments, net of
     reclassification adjustments                                (46,059)          (103,031)            (1,524)
   Translation adjustment                                          2,546             (2,071)             1,170
   Effect on deferred acquisition costs and other
     deferred expenses                                            26,500             15,100                300
   Income tax benefit                                              5,956             31,501                 19
                                                            ------------       ------------       ------------

   Ending balances                                          $      3,017       $     14,074       $     72,575
                                                            ============       ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                  December 31,     December 31,
                                                      2006            2005
                                                  ------------     ------------
                                                         (in thousands)

Gross unrealized gains                             $   46,190       $   94,246
Gross unrealized losses                               (42,094)         (44,093)
Unrealized gain (loss) on foreign currency              1,645             (901)
Adjustment to DAC and other deferred expenses          (1,100)         (27,600)
Deferred income taxes                                  (1,624)          (7,578)
                                                   ----------       ----------
Accumulated other comprehensive income             $    3,017       $   14,074
                                                   ==========       ==========

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholder in the year 2007 without obtaining prior approval is $78,534,000.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $147,384,000, $171,505,000 and $99,288,000 for the years ended December 31, 2006, 2005 and 2004, respectively. The Company's statutory capital and surplus totaled $788,854,000 and $950,636,000 at December 31, 2006 and 2005, respectively.

11.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                                     Years ended December 31,
                               -------------------------------------
                                 2006         2005            2004
                               --------      --------       --------
                                         (in thousands)
Current expense (benefit)      $ 21,472      $(19,809)      $(42,927)
Deferred expense                 34,754        90,547         49,337
                               --------      --------       --------

Total income tax expense       $ 56,226      $ 70,738       $  6,410
                               ========      ========       ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     The U.S. Federal income tax rate is 35% for 2006, 2005 and 2004. Actual tax expense on income differs from the "expected" amount computed by applying the Federal income tax rate because of the following:

                                                             Years ended December 31,
                                                       --------------------------------------
                                                         2006           2005           2004
                                                       --------       --------       --------
                                                                   (in thousands)

Amount computed at statutory rate                      $ 88,708       $ 88,424       $ 74,025
Increases (decreases) resulting from:
   State income taxes, net of federal tax benefit         2,064          1,094          4,020
   Dividends received deduction                         (35,016)       (19,091)       (19,058)
   Tax credits                                           (4,064)        (1,233)        (4,000)
   Adjustment to prior year tax liability (a)            (2,068)            --        (39,730)
   Other, net                                             6,602          1,544         (8,847)
                                                       --------       --------       --------

  Total income tax expense                             $ 56,226       $ 70,738       $  6,410
                                                       ========       ========       ========

(a) In 2004 and 2006, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

     At December 31, 2006, the Company had net operating carryforwards and capital loss carryforwards for Federal income tax purposes of $15,500,000 and $47,900,000, respectively. Such carryforwards expire in 2023 and 2007, respectively. In addition, at December 31, 2006, SACS had a New Jersey net operating loss carryforward of $96,200,000. This carryforward begins to expire in 2009.

     The Company has concluded that is more likely than not that the New Jersey net operating loss carryforward will not be fully realized. Accordingly, at December 31, 2006, the Company has a valuation allowance of $3,475,000 related to this net operating loss carryforward.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                         December 31,    December 31,
                                                                            2006            2005
                                                                         ------------    ------------
                                                                               (in thousands)
DEFERRED TAX LIABILITIES:

Deferred acquisition costs and other deferred expenses                    $ 535,600       $ 514,893
State income taxes                                                               --           4,003
Net unrealized gain on debt and equity securities available for sale          1,624           7,578
Partnership income/loss                                                       6,376           7,331
Other liabilities                                                                --             465
                                                                          ---------       ---------
   Total deferred tax liabilities                                           543,600         534,270
                                                                          ---------       ---------

DEFERRED TAX ASSETS:

Investments                                                                 (21,579)        (16,802)
Contract holder reserves                                                   (123,361)       (151,424)
Guaranty fund assessments                                                    (3,309)         (3,313)
Reserve for guaranteed benefits                                             (26,332)        (23,063)
Net operating loss carryforward                                              (5,425)         (5,425)
Capital loss carryforward - Federal                                         (16,770)        (16,770)
State income taxes and net operating loss                                    (4,549)             --
Other assets                                                                   (374)           (895)
                                                                          ---------       ---------
   Total deferred tax assets                                               (201,699)       (217,692)
Valuation allowance                                                           3,475              --
                                                                          ---------       ---------

Deferred income taxes                                                     $ 345,376       $ 316,578
                                                                          =========       =========

     Other than the valuation allowance for the New Jersey net operating loss carryforward, the Company has concluded that the deferred tax asset will be fully realized and no additional valuation allowance is necessary.

12.  RELATED PARTY TRANSACTION

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

     As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $405,000 and $1,351,000 in 2006 and 2005, respectively, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income with a corresponding increase to additional paid-in capital.

     On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000 from the Company. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000 from SAII. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On October 27, 2006, the Company amended an existing credit agreement, initially entered on November 1, 2002, under which the Company agreed to make loans to AIG in an aggregate amount of up to $230,000,000. This amended agreement will expire on October 26, 2007. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     In 2006, the Company paid commissions, including support fees to defray marketing and training costs, to seven affiliated companies: Royal Alliance Associates, Inc.; Advantage Capital Corporation; FSC Services Corporation; AIG Financial Advisors, Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities, Inc. Commissions paid to these broker-dealers totaled $51,643,000, $49,162,000 and $63,268,000 for the years ended December 31, 2006, 2005 and 2004, respectively. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 18%, 20% and 23% of deposits in 2006, 2005 and 2004, respectively. Of the Company's mutual fund sales, approximately 25%, 27% and 25% were distributed by these affiliated broker-dealers for the years ended December 31, 2006, 2005 and 2004, respectively.

     On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,983,000, $1,790,000 and $1,537,000 in 2006, 2005 and 2004, respectively, and are included in the Company's consolidated statement of income and comprehensive income. Additionally, a fee of $150,000 was paid under a different agreement in 2004.

     On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $13,122,000, $9,973,000 and $9,074,000 in 2006, 2005 and 2004, respectively, and are net of certain administrative costs incurred by VALIC of $3,749,000, $2,849,000 and $2,593,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

     On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

     Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $170,589,000, $153,180,000 and $148,554,000 for the years ended December
     31, 2006, 2005 and 2004, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $81,987,000, $71,533,000 and $60,183,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

     In addition to the reimbursements noted above, AIG Annuity Insurance Company, an affiliate, is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $462,000, $526,000 and $658,000 in 2006, 2005 and 2004, respectively.
     The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2,997,000, $3,326,000 and $3,712,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company incurred $2,490,000, $1,429,000 and $1,113,000 of management fees to an affiliate of the Company to administer its securities lending program in 2006, 2005 and 2004, respectively (see Note 2).

13. SUBSEQUENT EVENT

     In April of 2007, AIGRS made a capital contribution of a limited partnership investment with a market value of approximately $83 million.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2007
                                   UNAUDITED

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2007
                                    UNAUDITED

                                    CONTENTS

Statement of Assets and Liabilities, September 30, 2007....................    1
Schedule of Portfolio Investments, September 30, 2007......................   35
Statement of Operations, for the nine months ended September 30, 2007......   37
Statement of Changes in Net Assets, for the nine months ended
   September 30, 2007......................................................   57
Notes to Financial Statements..............................................   77

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                                            Government
                                                                                and
                                                   Asset        Capital       Quality                     Natural
                                                Allocation   Appreciation      Bond         Growth       Resources
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               ------------  ------------  ------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $254,445,546  $686,565,539  $235,561,335  $269,082,659  $215,807,247
                                               ------------  ------------  ------------  ------------  ------------
   Dividends receivable                                   0             0             0             0             0
Liabilities:                                              0             0             0             0             0
                                               ------------  ------------  ------------  ------------  ------------
Net assets:                                    $254,445,546  $686,565,539  $235,561,335  $269,082,659  $215,807,247
                                               ============  ============  ============  ============  ============
   Accumulation units                          $251,681,297  $684,084,218  $233,702,136  $267,797,069  $214,664,189
   Contracts in payout (annuitization) period     2,764,249     2,481,321     1,859,199     1,285,590     1,143,058
                                               ------------  ------------  ------------  ------------  ------------
      Total net assets                         $254,445,546  $686,565,539  $235,561,335  $269,082,659  $215,807,247
                                               ============  ============  ============  ============  ============
Accumulation units outstanding                    9,317,164    13,135,514    13,367,747     6,962,517     3,355,315
                                               ============  ============  ============  ============  ============

                                                                           Government
                                                                               and
                                                  Asset        Capital       Quality
                                                Allocation  Appreciation      Bond         Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               -----------  ------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value   $18,767,886  $137,862,301  $112,540,289  $74,723,055
                                               -----------  ------------  ------------  -----------
   Dividends receivable                                  0             0             0            0
Liabilities:                                             0             0             0            0
                                               -----------  ------------  ------------  -----------
Net assets:                                    $18,767,886  $137,862,301  $112,540,289  $74,723,055
                                               ===========  ============  ============  ===========
   Accumulation units                          $18,714,029  $137,538,949  $112,141,918  $74,597,071
   Contracts in payout (annuitization) period       53,857       323,352       398,371      125,984
                                               -----------  ------------  ------------  -----------
      Total net assets                         $18,767,886  $137,862,301  $112,540,289  $74,723,055
                                               ===========  ============  ============  ===========
Accumulation units outstanding                     696,221     2,583,746     6,381,948    1,951,631
                                               ===========  ============  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                        Government
                                                                                            and
                                                 Natural       Asset        Capital       Quality
                                                Resources    Allocation  Appreciation      Bond         Growth
                                                Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               -----------  -----------  ------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $45,378,912  $32,536,984  $525,134,261  $512,323,093  $219,946,773
                                               -----------  -----------  ------------  ------------  ------------
   Dividends receivable                                  0            0             0             0             0
Liabilities:                                             0            0             0             0             0
                                               -----------  -----------  ------------  ------------  ------------
Net assets:                                    $45,378,912  $32,536,984  $525,134,261  $512,323,093  $219,946,773
                                               ===========  ===========  ============  ============  ============
   Accumulation units                          $45,373,443  $32,534,372  $525,013,656  $512,157,029  $219,869,419
   Contracts in payout (annuitization) period        5,469        2,612       120,605       166,064        77,354
                                               -----------  -----------  ------------  ------------  ------------
      Total net assets                         $45,378,912  $32,536,984  $525,134,261  $512,323,093  $219,946,773
                                               ===========  ===========  ============  ============  ============
Accumulation units outstanding                     712,876    1,218,683     9,999,847    29,387,991     5,822,659
                                               ===========  ===========  ============  ============  ============



                                                  Natural     Aggressive    Alliance
                                                 Resources      Growth       Growth       Balanced
                                                 Portfolio    Portfolio     Portfolio     Portfolio
                                                 (Class 3)    (Class 1)     (Class 1)     (Class 1)
                                               ------------  -----------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $183,482,134  $90,332,103  $449,724,760  $102,561,031
                                               ------------  -----------  ------------  ------------
   Dividends receivable                                   0            0             0             0
Liabilities:                                              0            0             0             0
                                               ------------  -----------  ------------  ------------
Net assets:                                    $183,482,134  $90,332,103  $449,724,760  $102,561,031
                                               ============  ===========  ============  ============
   Accumulation units                          $183,475,488  $89,666,213  $446,900,576  $101,525,273
   Contracts in payout (annuitization) period         6,646      665,890     2,824,184     1,035,758
                                               ------------  -----------  ------------  ------------
      Total net assets                         $183,482,134  $90,332,103  $449,724,760  $102,561,031
                                               ============  ===========  ============  ============
Accumulation units outstanding                    2,965,579    4,772,172    12,223,703     5,950,812
                                               ============  ===========  ============  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Blue Chip     Capital        Cash        Corporate       Davis
                                                  Growth       Growth     Management       Bond      Venture Value
                                                Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                                (Class 1)    (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               -----------  -----------  ------------  ------------  --------------
Assets:
   Investments in Trusts, at net asset value   $17,320,910  $14,641,967  $165,460,160  $148,886,276  $1,228,862,194
                                               -----------  -----------  ------------  ------------  --------------
   Dividends receivable                                  0            0             0             0               0
Liabilities:                                             0            0             0             0               0
                                               -----------  -----------  ------------  ------------  --------------
Net assets:                                    $17,320,910  $14,641,967  $165,460,160  $148,886,276  $1,228,862,194
                                               ===========  ===========  ============  ============  ==============
   Accumulation units                          $17,253,515  $14,577,373  $164,672,110  $147,655,638  $1,224,066,669
   Contracts in payout (annuitization) period       67,395       64,594       788,050     1,230,638       4,795,525
                                               -----------  -----------  ------------  ------------  --------------
      Total net assets                         $17,320,910  $14,641,967  $165,460,160  $148,886,276  $1,228,862,194
                                               ===========  ===========  ============  ============  ==============
Accumulation units outstanding                   2,382,801    1,553,299    12,082,484     8,130,678      29,911,271
                                               ===========  ===========  ============  ============  ==============

                                                "Dogs" of     Emerging        Equity      Fundamental
                                               Wall Street     Markets    Opportunities     Growth
                                                Portfolio     Portfolio     Portfolio      Portfolio
                                                (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               -----------  ------------  -------------  ------------
Assets:
   Investments in Trusts, at net asset value   $41,626,592  $148,129,905   $90,431,454   $109,311,294
                                               -----------  ------------   -----------   ------------
   Dividends receivable                                  0             0             0              0
Liabilities:                                             0             0             0              0
                                               -----------  ------------   -----------   ------------
Net assets:                                    $41,626,592  $148,129,905   $90,431,454   $109,311,294
                                               ===========  ============   ===========   ============
   Accumulation units                          $41,270,155  $147,859,276   $89,664,936   $108,577,657
   Contracts in payout (annuitization) period      356,437       270,629       766,518        733,637
                                               -----------  ------------   -----------   ------------
      Total net assets                         $41,626,592  $148,129,905   $90,431,454   $109,311,294
                                               ===========  ============   ===========   ============
Accumulation units outstanding                   3,151,209     5,734,352     4,145,972      5,215,350
                                               ===========  ============   ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)



                                                  Global       Global         Growth        Growth-     High-Yield
                                                   Bond       Equities    Opportunities     Income         Bond
                                                Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               -----------  ------------  -------------  ------------  ------------
Assets:
   Investments in Trusts, at net asset value   $69,041,428  $170,054,640   $20,559,370   $394,165,485  $148,710,680
                                               -----------  ------------   -----------   ------------  ------------
   Dividends receivable                                  0             0             0              0             0
Liabilities:                                             0             0             0              0             0
                                               -----------  ------------   -----------   ------------  ------------
Net assets:                                    $69,041,428  $170,054,640   $20,559,370   $394,165,485  $148,710,680
                                               ===========  ============   ===========   ============  ============
   Accumulation units                          $68,846,125  $169,085,080   $20,534,291   $390,662,644  $148,027,996
   Contracts in payout (annuitization) period      195,303       969,560        25,079      3,502,841       682,684
                                               -----------  ------------   -----------   ------------  ------------
      Total net assets                         $69,041,428  $170,054,640   $20,559,370   $394,165,485  $148,710,680
                                               ===========  ============   ===========   ============  ============
Accumulation units outstanding                   3,681,163     6,278,648     3,063,403     11,513,379     7,009,700
                                               ===========  ============   ===========   ============  ============

                                                                                               MFS
                                               International  International    Marsico    Massachusetts
                                                Diversified       Growth       Focused      Investors
                                                  Equities       & Income       Growth        Trust
                                                 Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               -------------  -------------  -----------  -------------
Assets:
   Investments in Trusts, at net asset value    $147,792,690   $223,110,787  $52,310,543   $127,906,640
                                                ------------   ------------  -----------   ------------
   Dividends receivable                                    0              0            0              0
Liabilities:                                               0              0            0              0
                                                ------------   ------------  -----------   ------------
Net assets:                                     $147,792,690   $223,110,787  $52,310,543   $127,906,640
                                                ============   ============  ===========   ============
   Accumulation units                           $147,025,871   $221,801,894  $52,243,194   $127,422,779
   Contracts in payout (annuitization) period        766,819      1,308,893       67,349        483,861
                                                ------------   ------------  -----------   ------------
      Total net assets                          $147,792,690   $223,110,787  $52,310,543   $127,906,640
                                                ============   ============  ===========   ============
Accumulation units outstanding                     8,804,002     10,704,262    3,825,349      4,969,850
                                                ============   ============  ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                 MFS Total     Mid-Cap                                 Telecom
                                                  Return       Growth      Real Estate   Technology    Utility
                                                 Portfolio    Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               ------------  -----------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $390,089,133  $92,231,678  $106,663,304  $20,995,599  $37,901,090
                                               ------------  -----------  ------------  -----------  -----------
   Dividends receivable                                   0            0             0            0            0
Liabilities:                                              0            0             0            0            0
                                               ------------  -----------  ------------  -----------  -----------
Net assets:                                    $390,089,133  $92,231,678  $106,663,304  $20,995,599  $37,901,090
                                               ============  ===========  ============  ===========  ===========
   Accumulation units                          $388,878,352  $91,759,996  $106,169,772  $20,926,246  $37,607,649
   Contracts in payout (annuitization) period     1,210,781      471,682       493,532       69,353      293,441
                                               ------------  -----------  ------------  -----------  -----------
      Total net assets                         $390,089,133  $92,231,678  $106,663,304  $20,995,599  $37,901,090
                                               ============  ===========  ============  ===========  ===========
Accumulation units outstanding                   13,443,833    7,361,752     3,582,270    7,227,931    2,184,037
                                               ============  ===========  ============  ===========  ===========

                                                Worldwide    Aggressive    Alliance
                                               High Income     Growth       Growth      Balanced
                                                Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 2)    (Class 2)    (Class 2)
                                               -----------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $46,343,072  $12,597,979  $61,958,754  $16,792,859
                                               -----------  -----------  -----------  -----------
   Dividends receivable                                  0            0            0            0
Liabilities:                                             0            0            0            0
                                               -----------  -----------  -----------  -----------
Net assets:                                    $46,343,072  $12,597,979  $61,958,754  $16,792,859
                                               ===========  ===========  ===========  ===========
   Accumulation units                          $46,012,076  $12,590,987  $61,936,364  $16,779,767
   Contracts in payout (annuitization) period      330,996        6,992       22,390       13,092
                                               -----------  -----------  -----------  -----------
      Total net assets                         $46,343,072  $12,597,979  $61,958,754  $16,792,859
                                               ===========  ===========  ===========  ===========
Accumulation units outstanding                   2,094,115      670,914    1,687,597      981,238
                                               ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                     Davis
                                                Blue Chip    Capital       Cash      Corporate      Venture
                                                 Growth      Growth     Management      Bond         Value
                                                Portfolio   Portfolio   Portfolio    Portfolio     Portfolio
                                                (Class 2)   (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                               ----------  ----------  -----------  -----------  ------------
Assets:
   Investments in Trusts, at net asset value   $9,304,231  $5,926,949  $58,602,962  $49,495,621  $196,381,371
                                               ----------  ----------  -----------  -----------  ------------
   Dividends receivable                                 0           0            0            0             0
Liabilities:                                            0           0            0            0             0
                                               ----------  ----------  -----------  -----------  ------------
Net assets:                                    $9,304,231  $5,926,949  $58,602,962  $49,495,621  $196,381,371
                                               ==========  ==========  ===========  ===========  ============
   Accumulation units                          $9,302,261  $5,926,949  $58,429,642  $49,319,133  $195,946,167
   Contracts in payout (annuitization) period       1,970           0      173,320      176,488       435,204
                                               ----------  ----------  -----------  -----------  ------------
      Total net assets                         $9,304,231  $5,926,949  $58,602,962  $49,495,621  $196,381,371
                                               ==========  ==========  ===========  ===========  ============
Accumulation units outstanding                  1,303,078     635,804    4,318,051    2,731,350     4,781,788
                                               ==========  ==========  ===========  ===========  ============


                                                "Dogs" of     Emerging       Equity       Foreign
                                               Wall Street    Markets    Opportunities     Value
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value   $15,205,475  $31,381,456   $16,562,006   $79,073,310
                                               -----------  -----------   -----------   -----------
   Dividends receivable                                  0            0             0             0
Liabilities:                                             0            0             0             0
                                               -----------  -----------   -----------   -----------
Net assets:                                    $15,205,475  $31,381,456   $16,562,006   $79,073,310
                                               ===========  ===========   ===========   ===========
   Accumulation units                          $15,204,190  $31,378,778   $16,540,405   $79,032,093
   Contracts in payout (annuitization) period        1,285        2,678        21,601        41,217
                                               -----------  -----------   -----------   -----------
      Total net assets                         $15,205,475  $31,381,456   $16,562,006   $79,073,310
                                               ===========  ===========   ===========   ===========
Accumulation units outstanding                   1,162,815    1,230,848       767,868     3,509,971
                                               ===========  ===========   ===========   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                               Fundamental     Global       Global        Growth      Growth-
                                                  Growth        Bond       Equities   Opportunities    Income
                                                Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               -----------  -----------  -----------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value    $6,782,265  $16,632,309  $19,956,329    $8,847,949   $30,658,606
                                                ----------  -----------  -----------    ----------   -----------
   Dividends receivable                                  0            0            0             0             0
Liabilities:                                             0            0            0             0             0
                                                ----------  -----------  -----------    ----------   -----------
Net assets:                                     $6,782,265  $16,632,309  $19,956,329    $8,847,949   $30,658,606
                                                ==========  ===========  ===========    ==========   ===========
   Accumulation units                           $6,767,266  $16,632,309  $19,874,598    $8,847,949   $30,595,229
   Contracts in payout (annuitization) period       14,999            0       81,731             0        63,377
                                                ----------  -----------  -----------    ----------   -----------
      Total net assets                          $6,782,265  $16,632,309  $19,956,329    $8,847,949   $30,658,606
                                                ==========  ===========  ===========    ==========   ===========
Accumulation units outstanding                     325,788      888,844      740,526     1,332,029       891,174
                                                ==========  ===========  ===========    ==========   ===========

                                                            International  International    Marsico
                                                High-Yield   Diversified      Growth &      Focused
                                                   Bond        Equities       Income         Growth
                                                Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                               -----------  -------------  -------------  -----------
Assets:
   Investments in Trusts, at net asset value   $33,975,789   $61,087,521    $39,316,235   $43,619,553
                                               -----------   -----------    -----------   -----------
   Dividends receivable                                  0             0              0             0
Liabilities:                                             0             0              0             0
                                               -----------   -----------    -----------   -----------
Net assets:                                    $33,975,789   $61,087,521    $39,316,235   $43,619,553
                                               ===========   ===========    ===========   ===========
   Accumulation units                          $33,838,164   $61,054,230    $39,094,653   $43,576,727
   Contracts in payout (annuitization) period      137,625        33,291        221,582        42,826
                                               -----------   -----------    -----------   -----------
      Total net assets                         $33,975,789   $61,087,521    $39,316,235   $43,619,553
                                               ===========   ===========    ===========   ===========
Accumulation units outstanding                   1,621,127     3,675,945      1,889,201     3,222,117
                                               ===========   ===========    ===========   ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                    MFS
                                               Massachusetts
                                                 Investors      MFS Total     Mid-Cap                 Small & Mid
                                                   Trust         Return        Growth    Real Estate   Cap Value
                                                 Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 2)      (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                               -------------  ------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value    $24,995,865   $126,881,281  $43,360,188  $28,308,581  $49,939,773
                                                -----------   ------------  -----------  -----------  -----------
   Dividends receivable                                   0              0            0            0            0
Liabilities:                                              0              0            0            0            0
                                                -----------   ------------  -----------  -----------  -----------
Net assets:                                     $24,995,865   $126,881,281  $43,360,188  $28,308,581  $49,939,773
                                                ===========   ============  ===========  ===========  ===========
   Accumulation units                           $24,987,201   $126,779,316  $43,339,985  $28,292,551  $49,848,633
   Contracts in payout (annuitization) period         8,664        101,965       20,203       16,030       91,140
                                                -----------   ------------  -----------  -----------  -----------
      Total net assets                          $24,995,865   $126,881,281  $43,360,188  $28,308,581  $49,939,773
                                                ===========   ============  ===========  ===========  ===========
Accumulation units outstanding                      974,693      4,367,177    3,457,212      962,435    2,539,650
                                                ===========   ============  ===========  ===========  ===========



                                                             Telecom    Worldwide    Aggressive
                                               Technology    Utility   High Income     Growth
                                                Portfolio   Portfolio   Portfolio    Portfolio
                                                (Class 2)   (Class 2)   (Class 2)    (Class 3)
                                               ----------  ----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $8,349,341  $5,454,903   $7,035,293  $20,410,721
                                               ----------  ----------   ----------  -----------
   Dividends receivable                                 0           0            0            0
Liabilities:                                            0           0            0            0
                                               ----------  ----------   ----------  -----------
Net assets:                                    $8,349,341  $5,454,903   $7,035,293  $20,410,721
                                               ==========  ==========   ==========  ===========
   Accumulation units                          $8,344,166  $5,451,997   $7,031,209  $20,410,721
   Contracts in payout (annuitization) period       5,175       2,906        4,084            0
                                               ----------  ----------   ----------  -----------
      Total net assets                         $8,349,341  $5,454,903   $7,035,293  $20,410,721
                                               ==========  ==========   ==========  ===========
Accumulation units outstanding                  2,905,903     318,189      321,501    1,096,216
                                               ==========  ==========   ==========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                             American Funds
                                                 Alliance         Asset      American Funds  American Funds  American Funds
                                                  Growth       Allocation     Global Growth    Growth SAST    Growth-Income
                                                 Portfolio   SAST Portfolio  SAST Portfolio     Portfolio    SAST Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)       (Class 3)       (Class 3)
                                               ------------  --------------  --------------  --------------  --------------
Assets:
   Investments in Trusts, at net asset value   $249,032,883    $12,976,487     $43,880,500     $56,003,512     $55,329,639
                                               ------------    -----------     -----------     -----------     -----------
   Dividends receivable                                   0              0               0               0               0
Liabilities:                                              0              0               0               0               0
                                               ------------    -----------     -----------     -----------     -----------
Net assets:                                    $249,032,883    $12,976,487     $43,880,500     $56,003,512     $55,329,639
                                               ============    ===========     ===========     ===========     ===========
   Accumulation units                          $248,936,825    $12,976,487     $43,877,624     $56,003,512     $55,329,639
   Contracts in payout (annuitization) period        96,058              0           2,876               0               0
                                               ------------    -----------     -----------     -----------     -----------
      Total net assets                         $249,032,883    $12,976,487     $43,880,500     $56,003,512     $55,329,639
                                               ============    ===========     ===========     ===========     ===========
Accumulation units outstanding                    6,937,839      1,135,805       3,611,852       4,601,614       4,806,593
                                               ============    ===========     ===========     ===========     ===========


                                                             Blue Chip     Capital        Cash
                                                 Balanced      Growth      Growth      Management
                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                               -----------  -----------  -----------  ------------
Assets:
   Investments in Trusts, at net asset value   $17,586,560  $15,710,923  $24,292,053  $228,363,908
                                               -----------  -----------  -----------  ------------
   Dividends receivable                                  0            0            0             0
Liabilities:                                             0            0            0             0
                                               -----------  -----------  -----------  ------------
Net assets:                                    $17,586,560  $15,710,923  $24,292,053  $228,363,908
                                               ===========  ===========  ===========  ============
   Accumulation units                          $17,581,327  $15,706,029  $24,286,888  $228,317,327
   Contracts in payout (annuitization) period        5,233        4,894        5,165        46,581
                                               -----------  -----------  -----------  ------------
      Total net assets                         $17,586,560  $15,710,923  $24,292,053  $228,363,908
                                               ===========  ===========  ===========  ============
Accumulation units outstanding                   1,036,145    2,206,363    2,608,786    16,964,156
                                               ===========  ===========  ===========  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                 Corporate   Davis Venture   "Dogs" of     Emerging        Equity
                                                   Bond          Value      Wall Street     Markets    Opportunities
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               ------------  -------------  -----------  ------------  -------------
Assets:
   Investments in Trusts, at net asset value   $327,526,148   $682,705,181  $18,618,353  $144,029,499   $61,836,417
                                               ------------   ------------  -----------  ------------   -----------
   Dividends receivable                                   0              0            0             0             0
Liabilities:                                              0              0            0             0             0
                                               ------------   ------------  -----------  ------------   -----------
Net assets:                                    $327,526,148   $682,705,181  $18,618,353  $144,029,499   $61,836,417
                                               ============   ============  ===========  ============   ===========
   Accumulation units                          $327,463,529   $682,583,470  $18,618,353  $143,997,130   $61,817,135
   Contracts in payout (annuitization) period        62,619        121,711            0        32,369        19,282
                                               ------------   ------------  -----------  ------------   -----------
      Total net assets                         $327,526,148   $682,705,181  $18,618,353  $144,029,499   $61,836,417
                                               ============   ============  ===========  ============   ===========
Accumulation units outstanding                   18,366,335     16,945,537    1,435,843     5,723,825     2,890,831
                                               ============   ============  ===========  ============   ===========

                                                  Foreign    Fundamental                  Global
                                                   Value        Growth    Global Bond    Equities
                                                 Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                               ------------  -----------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $452,709,940  $37,207,855  $66,521,628  $35,365,363
                                               ------------  -----------  -----------  -----------
   Dividends receivable                                   0            0            0            0
Liabilities:                                              0            0            0            0
                                               ------------  -----------  -----------  -----------
Net assets:                                    $452,709,940  $37,207,855  $66,521,628  $35,365,363
                                               ============  ===========  ===========  ===========
   Accumulation units                          $452,485,649  $37,198,561  $66,521,628  $35,365,363
   Contracts in payout (annuitization) period       224,291        9,294            0            0
                                               ------------  -----------  -----------  -----------
      Total net assets                         $452,709,940  $37,207,855  $66,521,628  $35,365,363
                                               ============  ===========  ===========  ===========
Accumulation units outstanding                   20,261,676    1,828,124    3,606,563    1,333,090
                                               ============  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                                                                        International  International
                                                   Growth       Growth-     High-Yield   Diversified      Growth &
                                               Opportunities    Income         Bond       Equities         Income
                                                 Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)     (Class 3)      (Class 3)
                                               -------------  -----------  -----------  -------------  -------------
Assets:
   Investments in Trusts, at net asset value    $46,772,164   $24,847,491  $86,979,566   $319,963,480   $205,925,448
                                                -----------   -----------  -----------   ------------   ------------
   Dividends receivable                                   0             0            0              0              0
Liabilities:                                              0             0            0              0              0
                                                -----------   -----------  -----------   ------------   ------------
Net assets:                                     $46,772,164   $24,847,491  $86,979,566   $319,963,480   $205,925,448
                                                ===========   ===========  ===========   ============   ============
   Accumulation units                           $46,766,600   $24,832,581  $86,979,566   $319,853,657   $205,859,299
   Contracts in payout (annuitization) period         5,564        14,910            0        109,823         66,149
                                                -----------   -----------  -----------   ------------   ------------
      Total net assets                          $46,772,164   $24,847,491  $86,979,566   $319,963,480   $205,925,448
                                                ===========   ===========  ===========   ============   ============
Accumulation units outstanding                    7,058,688       728,523    4,188,380     19,388,478     10,077,852
                                                ===========   ===========  ===========   ============   ============

                                                                 MFS
                                                 Marsico    Massachusetts
                                                 Focused      Investors      MFS Total     Mid-Cap
                                                 Growth         Trust         Return        Growth
                                                Portfolio     Portfolio      Portfolio    Portfolio
                                                (Class 3)     (Class 3)      (Class 3)    (Class 3)
                                               -----------  -------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value   $44,486,048   $55,213,428   $326,490,066  $90,053,704
                                               -----------   -----------   ------------  -----------
   Dividends receivable                                  0             0              0            0
Liabilities:                                             0             0              0            0
                                               -----------   -----------   ------------  -----------
Net assets:                                    $44,486,048   $55,213,428   $326,490,066  $90,053,704
                                               ===========   ===========   ============  ===========
   Accumulation units                          $44,486,048   $55,177,282   $326,434,927  $90,028,646
   Contracts in payout (annuitization) period            0        36,146         55,139       25,058
                                               -----------   -----------   ------------  -----------
      Total net assets                         $44,486,048   $55,213,428   $326,490,066  $90,053,704
                                               ===========   ===========   ============  ===========
Accumulation units outstanding                   3,306,485     2,168,426     11,333,867    7,222,321
                                               ===========   ===========   ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                              Small
                                                              Small & Mid    Company                   Telecom
                                                Real Estate    Cap Value      Value      Technology    Utility
                                                 Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                               ------------  ------------  -----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value   $132,684,974  $310,250,429  $55,918,919  $17,836,316  $4,535,428
                                               ------------  ------------  -----------  -----------  ----------
   Dividends receivable                                   0             0            0            0           0
Liabilities:                                              0             0            0            0           0
                                               ------------  ------------  -----------  -----------  ----------
Net assets:                                    $132,684,974  $310,250,429  $55,918,919  $17,836,316  $4,535,428
                                               ============  ============  ===========  ===========  ==========
   Accumulation units                          $132,665,872  $310,150,266  $55,910,781  $17,836,316  $4,535,428
   Contracts in payout (annuitization) period        19,102       100,163        8,138            0           0
                                               ============  ============  ===========  ===========  ==========
      Total net assets                         $132,684,974  $310,250,429  $55,918,919  $17,836,316  $4,535,428
                                               ============  ============  ===========  ===========  ==========
Accumulation units outstanding                    4,621,924    15,943,131    5,474,738    6,246,677     266,533
                                               ============  ============  ===========  ===========  ==========


                                                Worldwide                  Growth and    Strategic
                                               High Income    Comstock       Income        Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 3)    (Class II)    (Class II)    (Class II)
                                               -----------  ------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value    $3,009,610  $364,242,694  $542,048,993  $29,037,248
                                                ----------  ------------  ------------  -----------
   Dividends receivable                                  0             0             0            0
Liabilities:                                             0             0             0            0
                                                ----------  ------------  ------------  -----------
Net assets:                                     $3,009,610  $364,242,694  $542,048,993  $29,037,248
                                                ==========  ============  ============  ===========
   Accumulation units                           $3,009,610  $364,051,402  $541,704,023  $29,035,125
   Contracts in payout (annuitization) period            0       191,292       344,970        2,123
                                                ==========  ============  ============  ===========
      Total net assets                          $3,009,610  $364,242,694  $542,048,993  $29,037,248
                                                ==========  ============  ============  ===========
Accumulation units outstanding                     141,123    25,134,658    33,819,635    2,602,238
                                                ==========  ============  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Diversified      Equity                              LargeCap
                                               International     Income      Growth      Income        Blend
                                                  Account      Account I     Account     Account      Account
                                                 (Class 1)     (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                               -------------  -----------  ----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value     $5,392,689   $65,065,896  $1,904,792  $16,716,621  $9,108,938
                                                 ----------   -----------  ----------  -----------  ----------
   Dividends receivable                                   0             0           0            0           0
Liabilities:                                              0             0           0            0           0
                                                 ----------   -----------  ----------  -----------  ----------
Net assets:                                      $5,392,689   $65,065,896  $1,904,792  $16,716,621  $9,108,938
                                                 ==========   ===========  ==========  ===========  ==========
   Accumulation units                            $5,392,689   $65,049,563  $1,904,792  $16,714,448  $9,102,554
   Contracts in payout (annuitization) period             0        16,333           0        2,173       6,384
                                                 ----------   -----------  ----------  -----------  ----------
      Total net assets                           $5,392,689   $65,065,896  $1,904,792  $16,716,621  $9,108,938
                                                 ==========   ===========  ==========  ===========  ==========
Accumulation units outstanding                      590,550     5,778,541     224,740    2,252,680   1,194,361
                                                 ==========   ===========  ==========  ===========  ==========

                                                 MidCap       Money     Mortgage   Real Estate
                                                  Stock      Market    Securities   Securities
                                                 Account     Account     Account     Account
                                                (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                               ----------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $7,358,768  $4,399,208  $9,549,335   $1,552,726
                                               ----------  ----------  ----------   ----------
   Dividends receivable                                 0       4,610           0            0
Liabilities:                                            0           0           0            0
                                               ----------  ----------  ----------   ----------
Net assets:                                    $7,358,768  $4,403,818  $9,549,335   $1,552,726
                                               ==========  ==========  ==========   ==========
   Accumulation units                          $7,357,543  $4,402,747  $9,508,364   $1,552,726
   Contracts in payout (annuitization) period       1,225       1,071      40,971            0
                                               ----------  ----------  ----------   ----------
      Total net assets                         $7,358,768  $4,403,818  $9,549,335   $1,552,726
                                               ==========  ==========  ==========   ==========
Accumulation units outstanding                    672,108     722,443   1,393,237       79,437
                                               ==========  ==========  ==========   ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                  SAM           SAM          SAM          SAM
                                                             Conservative  Conservative    Flexible    Strategic
                                               SAM Balanced    Balanced       Growth        Income       Growth
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               ------------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $187,281,449   $17,290,023   $81,779,763  $31,272,504  $24,746,565
                                               ------------   -----------   -----------  -----------  -----------
   Dividends receivable                                   0             0             0            0            0
Liabilities:                                              0             0             0            0            0
                                               ------------   -----------   -----------  -----------  -----------
Net assets:                                    $187,281,449   $17,290,023   $81,779,763  $31,272,504  $24,746,565
                                               ============   ===========   ===========  ===========  ===========
   Accumulation units                          $187,169,037   $17,283,333   $81,558,003  $31,236,494  $24,746,565
   Contracts in payout (annuitization) period       112,412         6,690       221,760       36,010            0
                                               ------------   -----------   -----------  -----------  -----------
      Total net assets                         $187,281,449   $17,290,023   $81,779,763  $31,272,504  $24,746,565
                                               ============   ===========   ===========  ===========  ===========
Accumulation units outstanding                   17,169,567     2,246,714     6,945,932    3,646,955    1,894,264
                                               ============   ===========   ===========  ===========  ===========


                                               Short-Term   SmallCap    SmallCap   West Coast
                                                 Income      Growth      Value       Equity
                                                 Account     Account    Account      Account
                                                (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                               ----------  ----------  ---------  -----------
Assets:
   Investments in Trusts, at net asset value   $3,424,502  $1,863,458   $336,313  $32,891,301
                                               ----------  ----------   --------  -----------
   Dividends receivable                                 0           0          0            0
Liabilities:                                            0           0          0            0
                                               ----------  ----------   --------  -----------
Net assets:                                    $3,424,502  $1,863,458   $336,313  $32,891,301
                                               ==========  ==========   ========  ===========
   Accumulation units                          $3,421,125  $1,862,360   $336,313  $32,888,268
   Contracts in payout (annuitization) period       3,377       1,098          0        3,033
                                               ----------  ----------   --------  -----------
      Total net assets                         $3,424,502  $1,863,458   $336,313  $32,891,301
                                               ==========  ==========   ========  ===========
Accumulation units outstanding                    502,226     247,912     31,199    2,402,534
                                               ==========  ==========   ========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Diversified      Equity                              LargeCap
                                               International     Income      Growth       Income       Blend
                                                  Account      Account I     Account     Account      Account
                                                 (Class 2)     (Class 2)    (Class 2)   (Class 2)    (Class 2)
                                               -------------  -----------  ----------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value     $5,707,402   $57,910,639  $1,089,969  $12,768,901  $3,425,571
                                                 ----------   -----------  ----------  -----------  ----------
   Dividends receivable                                   0             0           0            0           0
Liabilities:                                              0             0           0            0           0
                                                 ----------   -----------  ----------  -----------  ----------
Net assets:                                      $5,707,402   $57,910,639  $1,089,969  $12,768,901  $3,425,571
                                                 ==========   ===========  ==========  ===========  ==========
   Accumulation units                            $5,707,402   $57,910,018  $1,089,969  $12,765,476  $3,425,571
   Contracts in payout (annuitization) period             0           621           0        3,425           0
                                                 ----------   -----------  ----------  -----------  ----------
      Total net assets                           $5,707,402   $57,910,639  $1,089,969  $12,768,901  $3,425,571
                                                 ==========   ===========  ==========  ===========  ==========
Accumulation units outstanding                      637,366     5,285,081     131,023    1,753,213     459,811
                                                 ==========   ===========  ==========  ===========  ==========

                                                 MidCap       Money     Mortgage   Real Estate
                                                  Stock      Market    Securities   Securities
                                                 Account     Account     Account     Account
                                                (Class 2)   (Class 2)   (Class 2)   (Class 2)
                                               ----------  ----------  ----------  -----------
Assets:
   Investments in Trusts, at net asset value   $3,406,507  $4,374,603  $3,406,230   $1,719,586
                                               ----------  ----------  ----------   ----------
   Dividends receivable                                 0       4,499           0            0
Liabilities:                                            0           0           0            0
                                               ----------  ----------  ----------   ----------
Net assets:                                    $3,406,507  $4,379,102  $3,406,230   $1,719,586
                                               ==========  ==========  ==========   ==========
   Accumulation units                          $3,406,507  $4,379,102  $3,406,230   $1,719,586
   Contracts in payout (annuitization) period           0           0           0            0
                                               ----------  ----------  ----------   ----------
      Total net assets                         $3,406,507  $4,379,102  $3,406,230   $1,719,586
                                               ==========  ==========  ==========   ==========
Accumulation units outstanding                    319,196     735,603     509,712       88,134
                                               ==========  ==========  ==========   ==========

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                  SAM           SAM          SAM          SAM
                                                    SAM      Conservative  Conservative   Flexible     Strategic
                                                 Balanced      Balanced       Growth       Income       Growth
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                               ------------  ------------  ------------  -----------  -----------
Assets:
   Investments in Trusts, at net asset value   $152,393,166   $20,141,758   $72,573,104  $46,590,162  $31,933,256
                                               ------------   -----------   -----------  -----------  -----------
   Dividends receivable                                   0             0             0            0            0
Liabilities:                                              0             0             0            0            0
                                               ------------   -----------   -----------  -----------  -----------
Net assets:                                    $152,393,166   $20,141,758   $72,573,104  $46,590,162  $31,933,256
                                               ============   ===========   ===========  ===========  ===========
   Accumulation units                          $152,319,340   $20,141,758   $72,573,104  $46,532,189  $31,933,256
   Contracts in payout (annuitization) period        73,826             0             0       57,973            0
                                               ------------   -----------   -----------  -----------  -----------
      Total net assets                         $152,393,166   $20,141,758   $72,573,104  $46,590,162  $31,933,256
                                               ============   ===========   ===========  ===========  ===========
Accumulation units outstanding                   14,233,208     2,642,404     6,299,139    5,539,679    2,498,731
                                               ============   ===========   ===========  ===========  ===========

                                                 Short-                             West
                                                  Term     SmallCap   SmallCap      Coast
                                                 Income     Growth      Value      Equity
                                                 Account    Account    Account     Account
                                                (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                               ----------  ---------  ---------  -----------
Assets:
   Investments in Trusts, at net asset value   $2,697,889   $886,200   $258,129  $13,141,657
                                               ----------   --------   --------  -----------
   Dividends receivable                                 0          0          0            0
Liabilities:                                            0          0          0            0
                                               ----------   --------   --------  -----------
Net assets:                                    $2,697,889   $886,200   $258,129  $13,141,657
                                               ==========   ========   ========  ===========
   Accumulation units                          $2,697,889   $886,200   $258,129  $13,141,657
   Contracts in payout (annuitization) period           0          0          0            0
                                               ----------   --------   --------  -----------
      Total net assets                         $2,697,889   $886,200   $258,129  $13,141,657
                                               ==========   ========   ========  ===========
Accumulation units outstanding                    401,145    120,585     24,092      986,615
                                               ==========   ========   ========  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Columbia                                                    Columbia
                                                  Asset     Columbia       Columbia                          Marsico
                                               Allocation   Large Cap        Small          Columbia         Focused
                                                  Fund,    Value Fund,      Company        High Yield    Equities Fund,
                                                Variable    Variable     Growth Fund,    Fund, Variable     Variable
                                                 Series      Series     Variable Series      Series          Series
                                                (Class A)   (Class A)      (Class A)        (Class A)       (Class A)
                                               ----------  -----------  ---------------  --------------  --------------
Assets:
   Investments in Trusts, at net asset value   $1,451,277   $8,378,257     $4,409,301      $29,388,966     $88,105,260
                                               ----------   ----------     ----------      -----------     -----------
   Dividends receivable                                 0            0              0                0               0
Liabilities:                                            0            0              0                0               0
                                               ----------   ----------     ----------      -----------     -----------
Net assets:                                    $1,451,277   $8,378,257     $4,409,301      $29,388,966     $88,105,260
                                               ==========   ==========     ==========      ===========     ===========
   Accumulation units                          $1,451,277   $8,378,257     $4,409,301      $29,379,980     $88,087,454
   Contracts in payout (annuitization) period           0            0              0            8,986          17,806
                                               ----------   ----------     ----------      -----------     -----------
      Total net assets                         $1,451,277   $8,378,257     $4,409,301      $29,388,966     $88,105,260
                                               ==========   ==========     ==========      ===========     ===========
Accumulation units outstanding                    118,472      597,218        318,809        1,838,451       6,610,473
                                               ==========   ==========     ==========      ===========     ===========

                                                                                                    Columbia
                                                                                                     Marsico
                                                  Columbia         Columbia         Columbia      International
                                                   Marsico       Marsico 21st    Mid Cap Growth   Opportunities
                                                Growth Fund,     Century Fund,   Fund, Variable  Fund, Variable
                                               Variable Series  Variable Series      Series          Series
                                                  (Class A)        (Class A)        (Class A)       (Class B)
                                               ---------------  ---------------  --------------  --------------
Assets:
   Investments in Trusts, at net asset value      $7,813,342       $2,528,721      $2,374,032      $9,317,867
                                                  ----------       ----------      ----------      ----------
   Dividends receivable                                    0                0               0               0
Liabilities:                                               0                0               0               0
                                                  ----------       ----------      ----------      ----------
Net assets:                                       $7,813,342       $2,528,721      $2,374,032      $9,317,867
                                                  ==========       ==========      ==========      ==========
   Accumulation units                             $7,813,342       $2,528,721      $2,374,032      $9,317,867
   Contracts in payout (annuitization) period              0                0               0               0
                                                  ----------       ----------      ----------      ----------
      Total net assets                            $7,813,342       $2,528,721      $2,374,032      $9,317,867
                                                  ==========       ==========      ==========      ==========
Accumulation units outstanding                       642,712          134,521         210,837         408,671
                                                  ==========       ==========      ==========      ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                   Asset        Global                      Growth-        Asset
                                                Allocation      Growth        Growth        Income      Allocation
                                                   Fund          Fund          Fund          Fund          Fund
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 3)
                                               ------------  ------------  ------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value   $160,685,551  $609,602,670  $892,163,183  $851,161,964  $75,952,756
                                               ------------  ------------  ------------  ------------  -----------
   Dividends receivable                                   0             0             0             0            0
Liabilities:                                              0             0             0             0            0
                                               ------------  ------------  ------------  ------------  -----------
Net assets:                                    $160,685,551  $609,602,670  $892,163,183  $851,161,964  $75,952,756
                                               ============  ============  ============  ============  ===========
   Accumulation units                          $160,591,306  $609,154,625  $891,906,931  $850,742,016  $74,612,007
   Contracts in payout (annuitization) period        94,245       448,045       256,252       419,948    1,340,749
                                               ------------  ------------  ------------  ------------  -----------
      Total net assets                         $160,685,551  $609,602,670  $892,163,183  $851,161,964  $75,952,756
                                               ============  ============  ============  ============  ===========
Accumulation units outstanding                    9,183,575    24,850,400    38,642,063    42,656,159    1,467,442
                                               ============  ============  ============  ============  ===========

                                                   Cash                      Growth-       High-
                                                Management     Growth        Income       Income
                                                   Fund         Fund          Fund       Bond Fund
                                                 (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                               -----------  ------------  ------------  -----------
Assets:
   Investments in Trusts, at net asset value   $18,150,933  $455,960,349  $446,290,221  $30,696,841
                                               -----------  ------------  ------------  -----------
   Dividends receivable                                  0             0             0            0
Liabilities:                                             0             0             0            0
                                               -----------  ------------  ------------  -----------
Net assets:                                    $18,150,933  $455,960,349  $446,290,221  $30,696,841
                                               ===========  ============  ============  ===========
   Accumulation units                          $17,626,235  $442,058,674  $431,769,266  $29,257,093
   Contracts in payout (annuitization) period      524,698    13,901,675    14,520,955    1,439,748
                                               -----------  ------------  ------------  -----------
      Total net assets                         $18,150,933  $455,960,349  $446,290,221  $30,696,841
                                               ===========  ============  ============  ===========
Accumulation units outstanding                     812,287     2,178,897     3,057,600      439,213
                                               ===========  ============  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                   U.S.                                          BB&T
                                                                Government/                         Mid Cap     Capital
                                               International     AAA-Rated        Growth and         Value      Manager
                                                   Fund       Securities Fund  Income Portfolio    Portfolio  Equity VIF
                                                 (Class 3)       (Class 3)        (Class VC)      (Class VC)   Portfolio
                                               -------------  ---------------  ----------------  -----------  ----------
Assets:
   Investments in Trusts, at net asset value    $125,909,165    $29,245,914      $276,767,080    $91,176,336  $5,073,193
                                                ------------    -----------      ------------    -----------  ----------
   Dividends receivable                                    0              0                 0              0           0
Liabilities:                                               0              0                 0              0           0
                                                ------------    -----------      ------------    -----------  ----------
Net assets:                                     $125,909,165    $29,245,914      $276,767,080    $91,176,336  $5,073,193
                                                ============    ===========      ============    ===========  ==========
   Accumulation units                           $124,156,635    $27,817,302      $276,596,605    $91,091,148  $5,073,193
   Contracts in payout (annuitization) period      1,752,530      1,428,612           170,475         85,188           0
                                                ------------    -----------      ------------    -----------  ----------
      Total net assets                          $125,909,165    $29,245,914      $276,767,080    $91,176,336  $5,073,193
                                                ============    ===========      ============    ===========  ==========
Accumulation units outstanding                     2,150,010        887,991        19,032,519      5,714,012     400,869
                                                ============    ===========      ============    ===========  ==========


                                                  BB&T        BB&T         BB&T     BB&T Special
                                                Large Cap   Large Cap     Mid Cap   Opportunities
                                               Growth VIF      VIF      Growth VIF   Equity VIF
                                                Portfolio   Portfolio    Portfolio    Portfolio
                                               ----------  ----------  -----------  -------------
Assets:
   Investments in Trusts, at net asset value       $ 0     $3,825,133   $4,071,541    $8,594,459
                                                   ---     ----------   ----------    ----------
   Dividends receivable                              0              0            0             0
Liabilities:                                         0              0            0             0
                                                   ---     ----------   ----------    ----------
Net assets:                                        $ 0     $3,825,133   $4,071,541    $8,594,459
                                                   ===     ==========   ==========    ==========
   Accumulation units                              $ 0     $3,825,133   $4,071,541    $8,594,459
   Contracts in payout (annuitization) period        0              0            0             0
                                                   ---     ----------   ----------    ----------
      Total net assets                             $ 0     $3,825,133   $4,071,541    $8,594,459
                                                   ===     ==========   ==========    ==========
Accumulation units outstanding                       0        296,400      293,675       596,226
                                                   ===     ==========   ==========    ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                   BB&T         MTB        MTB        MTB Managed        MTB Managed
                                               Total Return  Large Cap  Large Cap  Allocation Fund -  Allocation Fund -
                                                 Bond VIF     Growth      Value       Aggressive        Conservative
                                                 Portfolio    Fund II    Fund II       Growth II          Growth II
                                               ------------  ---------  ---------  -----------------  -----------------
Assets:
   Investments in Trusts, at net asset value    $7,565,017      $218       $204           $215               $209
                                                ----------      ----       ----           ----               ----
   Dividends receivable                                  0         0          0              0                  0
Liabilities:                                             0         0          0              0                  0
                                                ----------      ----       ----           ----               ----
Net assets:                                     $7,565,017      $218       $204           $215               $209
                                                ==========      ====       ====           ====               ====
   Accumulation units                           $7,565,017      $218       $204           $215               $209
   Contracts in payout (annuitization) period            0         0          0              0                  0
                                                ----------      ----       ----           ----               ----
      Total net assets                          $7,565,017      $218       $204           $215               $209
                                                ==========      ====       ====           ====               ====
Accumulation units outstanding                     726,517        20         20             20                 20
                                                ==========      ====       ====           ====               ====

                                                  MTB Managed
                                               Allocation Fund -
                                                   Moderate
                                                   Growth II
                                               -----------------
Assets:
   Investments in Trusts, at net asset value          $212
                                                      ----
   Dividends receivable                                  0
Liabilities:                                             0
                                                      ----
Net assets:                                           $212
                                                      ====
   Accumulation units                                 $212
   Contracts in payout (annuitization) period            0
                                                      ----
      Total net assets                                $212
                                                      ====
Accumulation units outstanding                          20
                                                      ====

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.15               Expenses of 1.30               Expenses of 1.40
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units      acccumulation       units      acccumulation       units      acccumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                   --         $   --           --             $--                --         $   --
   Capital Appreciation Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Government and Quality Bond
      Portfolio (Class 1)                         --             --           --              --                --             --
   Growth Portfolio (Class 1)                     --             --           --              --                --             --
   Natural Resources Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Asset Allocation Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Capital Appreciation Portfolio
      (Class 2)                                   --             --           --              --           159,920          53.63
   Government and Quality Bond
      Portfolio (Class 2)                         --             --           --              --                --             --
   Growth Portfolio (Class 2)                     --             --           --              --                --             --
   Natural Resources Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Asset Allocation Portfolio
      (Class 3)                                   27          11.51           --              --               942          11.49
   Capital Appreciation Portfolio
      (Class 3)                               45,660          13.49           --              --            28,672          13.44
   Government and Quality Bond
      Portfolio (Class 3)                    136,971          10.39           --              --           137,721          10.36
   Growth Portfolio (Class 3)                 21,820          12.28           --              --            21,773          12.26
   Natural Resources Portfolio
      (Class 3)                               24,635          13.91           --              --            33,369          13.89

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                   --         $   --           --             $--                --         $   --
   Alliance Growth Portfolio (Class 1)            --             --           --              --                --             --
   Balanced Portfolio (Class 1)                   --             --           --              --                --             --
   Blue Chip Growth Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Capital Growth Portfolio (Class 1)             --             --           --              --                --             --
   Cash Management Portfolio (Class 1)            --             --           --              --                --             --
   Corporate Bond Portfolio (Class 1)             --             --           --              --                --             --
   Davis Venture Value Portfolio
      (Class 1)                                   --             --           --              --                --             --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Emerging Markets Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Equity Opportunities Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Fundamental Growth Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Global Bond Portfolio (Class 1)                --             --           --              --                --             --
   Global Equities Portfolio (Class 1)            --             --           --              --                --             --
   Growth Opportunities Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Growth-Income Portfolio (Class 1)              --             --           --              --                --             --
   High-Yield Bond Portfolio (Class 1)            --             --           --              --                --             --
   International Diversified Equities
      Portfolio (Class 1)                         --             --           --              --                --             --
   International Growth & Income
      Portfolio (Class 1)                         --             --           --              --                --             --
   Marsico Focused Growth Portfolio
      (Class 1)                                   --             --           --              --                --             --
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                         --             --           --              --                --             --
   MFS Total Return Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Mid-Cap Growth Portfolio (Class 1)             --             --           --              --                --             --
   Real Estate Portfolio (Class 1)                --             --           --              --                --             --
   Technology Portfolio (Class 1)                 --             --           --              --                --             --
   Telecom Utility Portfolio (Class 1)            --             --           --              --                --             --
   Worldwide High Income Portfolio
      (Class 1)                                   --             --           --              --                --             --
   Aggressive Growth Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Alliance Growth Portfolio (Class 2)            --             --           --              --            32,854          37.29
   Balanced Portfolio (Class 2)                   --             --           --              --                --             --
   Blue Chip Growth Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Capital Growth Portfolio (Class 2)             --             --           --              --                --             --
   Cash Management Portfolio (Class 2)            --             --           --              --                --             --
   Corporate Bond Portfolio (Class 2)             --             --           --              --                --             --
   Davis Venture Value Portfolio
      (Class 2)                                   --             --           --              --           116,432          41.57
   "Dogs" of Wall Street Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Emerging Markets Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Equity Opportunities Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Foreign Value Portfolio (Class 2)              --             --           --              --                --             --
   Fundamental Growth Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Global Bond Portfolio (Class 2)                --             --           --              --                --             --
   Global Equities Portfolio (Class 2)            --             --           --              --            88,639          27.24
   Growth Opportunities Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Growth-Income Portfolio (Class 2)              --             --           --              --                --             --
   High-Yield Bond Portfolio (Class 2)            --             --           --              --                --             --
   International Diversified Equities
      Portfolio (Class 2)                         --             --           --              --                --             --
   International Growth & Income
      Portfolio (Class 2)                         --             --           --              --                --             --
   Marsico Focused Growth Portfolio
      (Class 2)                                   --             --           --              --                --             --
   MFS Massachusetts Investors Trust
      Portfolio (Class 2)                         --             --           --              --                --             --
   MFS Total Return Portfolio (Class 2)           --             --           --              --                --             --
   Mid-Cap Growth Portfolio (Class 2)             --             --           --              --           103,645          12.69
   Real Estate Portfolio (Class 2)                --             --           --              --                --             --
   Small & Mid Cap Value Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Technology Portfolio (Class 2)                 --             --           --              --            62,806           2.90
   Telecom Utility Portfolio (Class 2)            --             --           --              --                --             --
   Worldwide High Income Portfolio
      (Class 2)                                   --             --           --              --                --             --
   Aggressive Growth Portfolio
      (Class 3)                                3,191          12.25           --              --               218          12.21
   Alliance Growth Portfolio (Class 3)        74,884          12.06           --              --            63,278          12.03
   American Funds Asset Allocation
      SAST Portfolio (Class 3)                25,628          11.45           --              --            46,309          11.42
   American Funds Global Growth SAST
      Portfolio (Class 3)                     64,489          12.29           --              --            87,537          12.26
   American Funds Growth SAST
      Portfolio (Class 3)                     49,971          12.17           --              --            58,692          12.14
   American Funds Growth-Income SAST
      Portfolio (Class 3)                     44,839          11.76           --              --            70,704          11.74
   Balanced Portfolio (Class 3)                1,257          11.25           --              --             3,185          11.21
   Blue Chip Growth Portfolio
      (Class 3)                                8,506          12.16           --              --             2,197          12.11
   Capital Growth Portfolio (Class 3)         13,654          12.43           --              --            17,803          12.40
   Cash Management Portfolio (Class 3)        61,465          10.37           --              --             5,540          10.34
   Corporate Bond Portfolio (Class 3)        116,872          10.49           --              --           112,762          10.46
   Davis Venture Value Portfolio
      (Class 3)                               82,418          11.62           --              --           108,728          11.58
   "Dogs" of Wall Street Portfolio
      (Class 3)                                2,105          11.17           --              --               839          11.15
   Emerging Markets Portfolio
      (Class 3)                               25,718          15.93           --              --            27,223          15.90
   Equity Opportunities Portfolio
      (Class 3)                                2,976          11.51           --              --               890          11.48
   Foreign Value Portfolio (Class 3)          18,000          12.75           --              --            25,435          12.69
   Fundamental Growth Portfolio
      (Class 3)                               20,091          12.33           --              --            30,568          12.28
   Global Bond Portfolio (Class 3)            16,671          10.64           --              --            21,281          10.61
   Global Equities Portfolio (Class 3)         8,999          12.66           --              --             2,323          12.63
   Growth Opportunities Portfolio
      (Class 3)                               15,609          12.91           --              --            14,473          12.89
   Growth-Income Portfolio (Class 3)             885          11.82           --              --             2,328          11.81
   High-Yield Bond Portfolio (Class 3)         5,812          10.59           --              --            23,076          10.57
   International Diversified Equities
      Portfolio (Class 3)                     39,606          12.70           --              --            46,680          12.66
   International Growth & Income
      Portfolio (Class 3)                     80,355          12.39           --              --            80,333          12.36
   Marsico Focused Growth Portfolio
      (Class 3)                               20,644          12.55           --              --            11,676          12.50
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                      1,755          11.92           --              --             1,209          11.89
   MFS Total Return Portfolio
      (Class 3)                               21,523          11.19           --              --             9,910          11.15
   Mid-Cap Growth Portfolio (Class 3)          3,377          12.80           --              --            11,038          12.78
   Real Estate Portfolio (Class 3)            48,870          10.54           --              --            54,307          10.51
   Small & Mid Cap Value Portfolio
      (Class 3)                               60,263          11.82           --              --            54,801          11.79
   Small Company Value Portfolio
      (Class 3)                               34,919          11.15           --              --            43,794          11.12
   Technology Portfolio (Class 3)                470          12.99           --              --               195          12.96

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                              Contracts With Total           Contracts With Total           Contracts With Total
                                                Expenses of 1.15               Expenses of 1.30               Expenses of 1.40
                                          ----------------------------   ----------------------------   ----------------------------
                                          Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                              units      acccumulation       units      acccumulation       units      acccumulation
Variable Accounts                          outstanding       units        outstanding       units        outstanding       units
-----------------                         ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST (continued):
   Telecom Utility Portfolio (Class 3)         1,055         $12.85               --       $    --            1,598       $ 12.82
   Worldwide High Income Portfolio
      (Class 3)                                3,174          10.87               --            --            1,636         10.82

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                         29,585         $11.18               --       $    --           21,148       $ 11.15
   Growth and Income Portfolio                73,352          11.42               --            --           72,661         11.39
   Strategic Growth Portfolio                    183          12.36               --            --            2,547         12.29

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International Account
      (Class 1)                                   --         $   --               --       $    --          518,556       $  9.14
   Equity Income Account I (Class 1)              --             --               --            --        4,520,977         11.30
   Growth Account (Class 1)                       --             --               --            --          137,146          8.52
   Income Account (Class 1)                       --             --               --            --        1,779,897          7.44
   LargeCap Blend Account (Class 1)               --             --               --            --          622,034          7.68
   MidCap Stock Account (Class 1)                 --             --               --            --          529,131         10.99
   Money Market Account (Class 1)                 --             --               --            --          574,535          6.11
   Mortgage Securities Account
      (Class 1)                                   --             --               --            --        1,031,788          6.89
   Real Estate Securities Account
      (Class 1)                                   --             --               --            --           69,755         19.60
   SAM Balanced Portfolio (Class 1)               --             --               --            --       10,647,665         10.97
   SAM Conservative Balanced Portfolio
      (Class 1)                                   --             --               --            --        1,601,267          7.73
   SAM Conservative Growth Portfolio
      (Class 1)                                   --             --               --            --        3,465,749         11.86
   SAM Flexible Income Portfolio
      (Class 1)                                   --             --               --            --        2,515,922          8.62
   SAM Strategic Growth Portfolio
      (Class 1)                                   --             --               --            --        1,098,796         13.14
   Short-Term Income Account (Class 1)            --             --               --            --          291,095          6.88
   SmallCap Growth Account (Class 1)              --             --               --            --          167,391          7.56
   SmallCap Value Account (Class 1)               --             --               --            --           30,082         10.78
   West Coast Equity Account (Class 1)            --             --               --            --        1,929,327         13.73
   Diversified International Account
      (Class 2)                                   --             --               --            --               --            --
   Equity Income Account I (Class 2)              --             --               --            --               --            --
   Growth Account (Class 2)                       --             --               --            --               --            --
   Income Account (Class 2)                       --             --               --            --               --            --
   LargeCap Blend Account (Class 2)               --             --               --            --               --            --
   MidCap Stock Account (Class 2)                 --             --               --            --               --            --
   Money Market Account (Class 2)                 --             --               --            --               --            --
   Mortgage Securities Account
      (Class 2)                                   --             --               --            --               --            --
   Real Estate Securities Account
      (Class 2)                                   --             --               --            --               --            --
   SAM Balanced Portfolio (Class 2)               --             --               --            --               --            --
   SAM Conservative Balanced Portfolio
      (Class 2)                                   --             --               --            --               --            --
   SAM Conservative Growth Portfolio
      (Class 2)                                   --             --               --            --               --            --
   SAM Flexible Income Portfolio
      (Class 2)                                   --             --               --            --               --            --
   SAM Strategic Growth Portfolio
      (Class 2)                                   --             --               --            --               --            --
   Short-Term Income Account (Class 2)            --             --               --            --               --            --
   SmallCap Growth Account (Class 2)              --             --               --            --               --            --
   SmallCap Value Account (Class 2)               --             --               --            --               --            --
   West Coast Equity Account (Class 2)            --             --               --            --               --            --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                             --         $   --               --       $    --               --            --
   Columbia Large Cap Value Fund,
      Variable Series                             --             --               --            --               --            --
   Columbia Small Company Growth Fund,
      Variable Series                             --             --               --            --               --            --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund, Variable
      Series (Class A)                            --         $   --               --       $    --               --            --
   Columbia Marsico Focused Equities
      Fund, Variable Series (Class A)             --             --               --            --               --            --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                   --             --               --            --               --            --
   Columbia Marsico 21st Century Fund,
      Variable Series (Class A)                   --             --               --            --               --            --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                   --             --               --            --               --            --
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                            --             --               --            --               --            --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                --         $   --               --       $    --               --       $    --
   Global Growth Fund (Class 2)                   --             --               --            --               --            --
   Growth Fund (Class 2)                          --             --               --            --               --            --
   Growth-Income Fund (Class 2)                   --             --               --            --               --            --
   Asset Allocation Fund (Class 3)                --             --        1,408,905         51.78           58,537         51.27
   Cash Management Fund (Class 3)                 --             --          806,864         22.35            5,423         22.13
   Growth Fund (Class 3)                          --             --        2,113,805        209.32           65,092        207.26
   Growth-Income Fund (Class 3)                   --             --        2,943,061        146.01          114,539        144.57
   High-Income Bond Fund (Class 3)                --             --          427,063         69.91           12,150         69.22
   International Fund (Class 3)                   --             --        2,087,596         58.58           62,414         58.00
   U.S. Government/AAA-Rated Securities
      Fund (Class 3)                              --             --          860,227         32.95           27,764         32.62

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio                29,893         $11.31               --       $    --           49,866       $ 11.25
   Mid Cap Value Portfolio                        --             --               --            --               --            --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                                   --         $   --               --       $    --               --       $    --
   BB&T Large Cap Growth VIF Portfolio            --             --               --            --               --            --
   BB&T Large Cap VIF Portfolio                   --             --               --            --               --            --
   BB&T Mid Cap Growth VIF Portfolio              --             --               --            --               --            --
   BB&T Special Opportunities Equity
      VIF Portfolio                               --             --               --            --               --            --
   BB&T Total Return Bond VIF Portfolio           --             --               --            --               --            --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                   --         $   --               --       $    --               --       $    --
   MTB Large Cap Value Fund II                    --             --               --            --               --            --
   MTB Managed Allocation Fund -
      Aggressive Growth II                        --             --               --            --               --            --
   MTB Managed Allocation Fund -
      Conservative Growth II                      --             --               --            --               --            --
   MTB Managed Allocation Fund -
      Moderate Growth II                          --             --               --            --               --            --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.52(1)            Expenses of 1.52(2)            Expenses of 1.52(3)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --      9,263,621   $       27.31             --   $          --
   Capital Appreciation
      Portfolio (Class 1)                      --              --     12,357,145           53.77        372,043           13.90
   Government and Quality Bond
   Portfolio (Class 1)                         --              --     12,532,807           17.83        308,543           12.18
   Growth Portfolio (Class 1)                  --              --      6,803,942           38.66             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --      3,282,825           64.34             --              --
   Asset Allocation Portfolio
      (Class 2)                           491,265           27.07             --              --             --              --
   Capital Appreciation
   Portfolio (Class 2)                  1,865,798           53.39             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)               5,260,311           17.67             --              --             --              --
   Growth Portfolio (Class 2)           1,635,404           38.37             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                           538,744           63.89             --              --             --              --
   Asset Allocation Portfolio
      (Class 3)                            31,894           26.89             --              --             --              --
   Capital Appreciation
      Portfolio (Class 3)               4,797,899           53.17             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 3)              13,694,279           17.59             --              --             --              --
   Growth Portfolio (Class 3)           3,031,904           38.19             --              --             --              --
   Natural Resources Portfolio
      (Class 3)                         1,427,310           63.50             --              --             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --      4,650,807   $       19.03         36,968   $       10.07
   Alliance Growth Portfolio
      (Class 1)                                --              --     11,852,298           37.28        151,648           10.45
   Balanced Portfolio (Class 1)                --              --      5,816,769           17.33         47,787            9.78
   Blue Chip Growth Portfolio
      (Class 1)                                --              --      2,154,865            7.21         87,920            8.77
   Capital Growth Portfolio
      (Class 1)                                --              --      1,443,048            9.44             --              --
   Cash Management Portfolio
      (Class 1)                                --              --     11,806,193           13.72         43,804           10.60
   Corporate Bond Portfolio
      (Class 1)                                --              --      7,853,903           18.32             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --     28,724,779           41.57        359,975           14.46
   "Dogs" of Wall Street
      Portfolio (Class 1)                      --              --      3,081,437           13.21             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --      5,616,833           25.79         18,518           38.62
   Equity Opportunities Portfolio
      (Class 1)                                --              --      4,025,124           21.82             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --      5,097,353           21.09         38,665            8.70
   Global Bond Portfolio (Class 1)             --              --      3,479,983           18.93         49,669           12.43
   Global Equities Portfolio
      (Class 1)                                --              --      6,165,165           27.23         24,015           12.51
   Growth Opportunities Portfolio
      (Class 1)                                --              --      2,942,505            6.72             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --     11,038,406           34.88        239,359           11.06
   High-Yield Bond Portfolio
      (Class 1)                                --              --      6,862,556           21.22             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --      8,682,507           16.79             --              --
   International Growth &
      Income Portfolio (Class 1)               --              --     10,173,818           21.02        215,446           15.07
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --      3,494,806           13.69             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --      4,775,657           25.91         50,338           12.53
   MFS Total Return Portfolio
      (Class 1)                                --              --     12,527,676           29.39        241,612           13.69
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --      6,730,823           12.69        156,971            7.56
   Real Estate Portfolio (Class 1)             --              --      3,517,448           29.78             --              --
   Technology Portfolio (Class 1)              --              --      6,963,312            2.91             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --      2,145,871           17.36             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --      2,069,059           22.13             --              --
   Aggressive Growth Portfolio
      (Class 2)                           497,869           18.84             --              --             --              --
   Alliance Growth Portfolio
      (Class 2)                         1,370,734           36.79             --              --             --              --
   Balanced Portfolio (Class 2)           772,880           17.16             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 2)                         1,001,317            7.16             --              --             --              --
   Capital Growth Portfolio
      (Class 2)                           460,386            9.36             --              --             --              --
   Cash Management Portfolio
      (Class 2)                         3,616,027           13.60             --              --             --              --
   Corporate Bond Portfolio
      (Class 2)                         2,233,276           18.17             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                         3,828,044           41.16             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                           920,553           13.12             --              --             --              --
   Emerging Markets Portfolio
      (Class 2)                           989,999           25.56             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                           560,827           21.63             --              --             --              --
   Foreign Value Portfolio
      (Class 2)                         3,169,683           22.56             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                           228,639           20.89             --              --             --              --
   Global Bond Portfolio (Class 2)        728,718           18.75             --              --             --              --
   Global Equities Portfolio
      (Class 2)                           415,833           26.99             --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                         1,002,636            6.67             --              --             --              --
   Growth-Income Portfolio
      (Class 2)                           637,048           34.52             --              --             --              --
   High-Yield Bond Portfolio
      (Class 2)                         1,228,987           21.03             --              --             --              --
   International Diversified
      Equities Portfolio (Class 2)      2,997,978           16.66             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)               1,502,027           20.86             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 2)               2,714,428           13.57             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)           790,294           25.71             --              --             --              --
   MFS Total Return Portfolio
      (Class 2)                         3,428,073           29.13             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 2)                         2,529,090           12.58             --              --             --              --
   Real Estate Portfolio (Class 2)        683,460           29.53             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                         2,087,017           19.70             --              --             --              --
   Technology Portfolio (Class 2)       2,207,040            2.88             --              --             --              --
   Telecom Utility Portfolio
      (Class 2)                           220,010           17.21             --              --             --              --
   Worldwide High Income
      Portfolio (Class 2)                 275,975           21.93             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                           502,134           18.73             --              --             --              --
   Alliance Growth Portfolio
      (Class 3)                         3,392,648           36.62             --              --             --              --
   American Funds Asset Allocation
      SAST Portfolio (Class 3)            581,462           11.44             --              --             --              --
   American Funds Global Growth
      SAST Portfolio (Class 3)          1,977,311           12.15             --              --             --              --
   American Funds Growth SAST
      Portfolio (Class 3)               2,617,551           12.18             --              --             --              --
   American Funds Growth-Income
      SAST Portfolio (Class 3)          2,806,535           11.52             --              --             --              --
   Balanced Portfolio (Class 3)           480,630           17.07             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 3)                         1,050,648            7.12             --              --             --              --
   Capital Growth Portfolio
      (Class 3)                         1,201,560            9.29             --              --             --              --
   Cash Management Portfolio
      (Class 3)                         7,994,758           13.54             --              --             --              --
   Corporate Bond Portfolio
      (Class 3)                         8,230,207           18.01             --              --             --              --
   Davis Venture Value Portfolio
      (Class 3)                         8,283,114           40.97             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                           642,182           13.04             --              --             --              --
   Emerging Markets Portfolio
      (Class 3)                         2,579,507           25.40             --              --             --              --
   Equity Opportunities Portfolio
      (Class 3)                           934,356           21.51             --              --             --              --
   Foreign Value Portfolio
      (Class 3)                         8,635,050           22.47      2,707,129           22.47             --              --
   Fundamental Growth Portfolio
      (Class 3)                           977,249           20.79             --              --             --              --
   Global Bond Portfolio (Class 3)      1,555,328           18.67             --              --             --              --
   Global Equities Portfolio
      (Class 3)                           460,239           26.80             --              --             --              --
   Growth Opportunities Portfolio
      (Class 3)                         3,155,460            6.62             --              --             --              --
   Growth-Income Portfolio
      (Class 3)                           354,398           34.37             --              --             --              --
   High-Yield Bond Portfolio
      (Class 3)                         1,978,707           20.94             --              --             --              --
   International Diversified
      Equities Portfolio (Class 3)     10,051,249           16.59             --              --             --              --
   International Growth & Income
      Portfolio (Class 3)               4,403,047           20.68             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 3)               2,406,443           13.50             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)         1,186,391           25.59             --              --             --              --
   MFS Total Return Portfolio
      (Class 3)                         5,168,852           28.99             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 3)                         3,916,230           12.51             --              --             --              --
   Real Estate Portfolio (Class 3)      2,218,027           29.38             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                         6,376,373           19.62      1,668,191           19.62             --              --
   Small Company Value Portfolio
      (Class 3)                         2,663,007           10.21             --              --             --              --
   Technology Portfolio (Class 3)       3,083,668            2.86             --              --             --              --

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.52(1)            Expenses of 1.52(2)            Expenses of 1.52(3)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                           171,115   $       17.14             --   $          --             --   $          --
   Worldwide High Income
      Portfolio (Class 3)                  36,412           21.86             --              --             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                   7,561,847   $       14.52      9,870,787   $       14.51             --   $          --
   Growth and Income Portfolio         14,228,740           16.10      7,605,436           16.16             --              --
   Strategic Growth Portfolio           1,188,761           11.18        603,701           11.12             --              --

PRINCIPAL VARIABLE CONTRACTS
   FUND, INC.:
   Diversified International
      Account (Class 1)                        --   $          --             --   $          --             --   $          --
   Equity Income Account I
      (Class 1)                                --              --             --              --             --              --
   Growth Account (Class 1)                    --              --             --              --             --              --
   Income Account (Class 1)                    --              --             --              --             --              --
   LargeCap Blend Account
      (Class 1)                                --              --             --              --             --              --
   MidCap Stock Account (Class 1)              --              --             --              --             --              --
   Money Market Account (Class 1)              --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                --              --             --              --             --              --
   SAM Balanced Portfolio
      (Class 1)                           930,179           10.89             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                      --              --             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                 683,240           11.72             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                           164,018           13.03             --              --             --              --
   Short-Term Income Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Growth Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Value Account
      (Class 1)                                --              --             --              --             --              --
   West Coast Equity Account
      (Class 1)                                --              --             --              --             --              --
   Diversified International
      Account (Class 2)                        --              --             --              --             --              --
   Equity Income Account I
      (Class 2)                           335,826           10.60             --              --             --              --
   Growth Account (Class 2)                    --              --             --              --             --              --
   Income Account (Class 2)                    --              --             --              --             --              --
   LargeCap Blend Account
      (Class 2)                                --              --             --              --             --              --
   MidCap Stock Account (Class 2)              --              --             --              --             --              --
   Money Market Account (Class 2)              --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                --              --             --              --             --              --
   SAM Balanced Portfolio
      (Class 2)                         2,041,998           10.75             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 2)                  29,908           10.56             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 2)               1,108,075           11.57             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 2)                             1,893           10.39             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                           484,107           12.87             --              --             --              --
   Short-Term Income Account
      (Class 2)                                --              --             --              --             --              --
   SmallCap Growth Account
      (Class 2)                                --              --             --              --             --              --
   SmallCap Value Account
      (Class 2)                                --              --             --              --             --              --
   West Coast Equity Account
      (Class 2)                                --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                      52,353           12.27             --              --         52,894           12.27
   Columbia Large Cap Value Fund,
      Variable Series                     433,386           14.06             --              --         89,036           14.06
   Columbia Small Company Growth
      Fund, Variable Series               112,909           13.87             --              --        147,858           13.87

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)           300,243           16.11             --              --        147,845           16.11
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                    837,430           13.35             --              --        321,163           13.35
   Columbia Marsico Growth Fund,
      Variable Series (Class A)           371,973           12.18             --              --        196,003           12.18
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                            56,145           18.86             --              --         50,854           18.86
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)            72,230           11.48             --              --         89,716           11.48
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                    306,666           22.83             --              --         63,998           22.83

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)        196,445   $       17.51      8,491,505   $       17.51             --   $          --
   Global Growth Fund (Class 2)         8,469,839           24.59      7,452,368           24.59             --              --
   Growth Fund (Class 2)               13,737,014           23.15     11,099,265           23.15             --              --
   Growth-Income Fund (Class 2)        14,665,916           20.01     14,412,359           20.01             --              --
   Asset Allocation Fund (Class 3)             --              --             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --             --              --
   International Fund (Class 3)                --              --             --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio          6,846,543   $       14.60      6,912,382   $       14.60             --   $          --
   Mid Cap Value Portfolio                 28,992           15.97      5,349,660           15.97             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                           192,381   $       12.68             --   $          --             --   $          --
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --             --              --
   BB&T Large Cap VIF Portfolio           135,979           12.98             --              --             --              --
   BB&T Mid Cap Growth VIF
      Portfolio                           153,022           13.89             --              --             --              --
   BB&T Special Opportunities
      Equity VIF Portfolio                347,519           14.44             --              --             --              --
   BB&T Total Return Bond VIF
      Portfolio                           361,898           10.42             --              --             --              --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                10   $       10.92             --   $          --             --   $          --
   MTB Large Cap Value Fund II                 10           10.20             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     10           10.79             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   10           10.43             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       10           10.58             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.52(4)            Expenses of 1.55(5)            Expenses of 1.55(6)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                      --              --             --              --             --              --
   Growth Portfolio (Class 1)                  --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --             --              --             --              --
   Asset Allocation Portfolio
      (Class 2)                            22,881           27.07             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                            46,074           53.85         30,056           53.25         67,676           54.68
   Government and Quality Bond
      Portfolio (Class 2)                 145,241           17.70             --              --             --              --
   Growth Portfolio (Class 2)              35,806           38.37             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                            13,255           64.01             --              --             --              --
   Asset Allocation Portfolio
      (Class 3)                           324,512           26.89            615           11.44             --              --
   Capital Appreciation Portfolio
      (Class 3)                         1,764,040           53.17         19,101           13.42             --              --
   Government and Quality Bond
      Portfolio (Class 3)               5,338,829           17.59         39,534           10.35             --              --
   Growth Portfolio (Class 3)             877,357           38.19          8,841           12.24             --              --
   Natural Resources Portfolio
      (Class 3)                           469,552           63.50         10,638           13.87             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Balanced Portfolio (Class 1)                --              --             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Capital Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Cash Management Portfolio
      (Class 1)                                --              --             --              --             --              --
   Corporate Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                --              --             --              --             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Global Bond Portfolio (Class 1)             --              --             --              --             --              --
   Global Equities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   High-Yield Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                      --              --             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --             --              --             --              --
   MFS Total Return Portfolio
      (Class 1)                                --              --             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Real Estate Portfolio (Class 1)             --              --             --              --             --              --
   Technology Portfolio (Class 1)              --              --             --              --             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                            11,147           18.84             --              --             --              --
   Alliance Growth Portfolio
      (Class 2)                            21,208           36.79          3,991           36.69         11,181           37.02
   Balanced Portfolio (Class 2)            10,769           17.16             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 2)                            75,267            7.16             --              --             --              --
   Capital Growth Portfolio
      (Class 2)                             9,089            9.36             --              --             --              --
   Cash Management Portfolio
      (Class 2)                           104,139           13.60             --              --             --              --
   Corporate Bond Portfolio
      (Class 2)                            65,788           18.17             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                            79,527           41.16         19,105           41.13             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                            11,321           13.12             --              --             --              --
   Emerging Markets Portfolio
      (Class 2)                            16,249           25.56             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                            37,357           21.63             --              --             --              --
   Foreign Value Portfolio
      (Class 2)                            26,788           22.56             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                             7,950           20.89             --              --             --              --
   Global Bond Portfolio (Class 2)         24,013           18.75             --              --             --              --
   Global Equities Portfolio
      (Class 2)                            25,892           26.99         13,381           26.98         41,464           27.09
   Growth Opportunities Portfolio
      (Class 2)                            16,471            6.67             --              --             --              --
   Growth-Income Portfolio
      (Class 2)                            23,722           34.52             --              --             --              --
   High-Yield Bond Portfolio
      (Class 2)                            26,567           21.03             --              --             --              --
   International Diversified
      Equities Portfolio (Class 2)         69,156           16.66             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                  57,733           20.86             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 2)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)            12,911           25.71             --              --             --              --
   MFS Total Return Portfolio
      (Class 2)                           113,730           29.13             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 2)                            64,460           12.58         40,495           12.57         34,704           12.60
   Real Estate Portfolio (Class 2)         27,385           29.53             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                            57,147           19.70             --              --             --              --
   Technology Portfolio (Class 2)          12,436            2.88         33,077            2.88         68,338            2.88
   Telecom Utility Portfolio
      (Class 2)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                           211,337           18.73             31           12.18             --              --
   Alliance Growth Portfolio
      (Class 3)                         1,132,580           36.62          6,798           12.01             --              --
   American Funds Asset Allocation
      SAST Portfolio (Class 3)                 --              --         86,462           11.40             --              --
   American Funds Global Growth
      SAST Portfolio (Class 3)             24,581           12.15         94,871           12.24             --              --
   American Funds Growth SAST
      Portfolio (Class 3)                  34,412           12.18         95,520           12.12             --              --
   American Funds Growth-Income
      SAST Portfolio (Class 3)             26,332           11.52         22,910           11.72             --              --
   Balanced Portfolio (Class 3)           192,000           17.07             31           11.21             --              --
   Blue Chip Growth Portfolio
      (Class 3)                           347,480            7.12             31           12.06             --              --
   Capital Growth Portfolio
      (Class 3)                           268,989            9.29          7,342           12.39             --              --
   Cash Management Portfolio
      (Class 3)                         3,217,081           13.54          1,788           10.33             --              --
   Corporate Bond Portfolio
      (Class 3)                         3,464,430           18.01         26,711           10.45             --              --
   Davis Venture Value Portfolio
      (Class 3)                         2,763,976           40.97         69,557           11.57             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                           229,149           13.04          1,188           11.16             --              --
   Emerging Markets Portfolio
      (Class 3)                         1,009,287           25.40          8,321           15.87             --              --
   Equity Opportunities Portfolio
      (Class 3)                           844,460           21.51             31           11.46             --              --
   Foreign Value Portfolio
      (Class 3)                         3,048,829           22.47         45,221           12.69             --              --
   Fundamental Growth Portfolio
      (Class 3)                            97,198           20.79         13,235           12.28             --              --
   Global Bond Portfolio (Class 3)        701,784           18.67         12,937           10.60             --              --
   Global Equities Portfolio
      (Class 3)                           298,474           26.80             31           12.57             --              --
   Growth Opportunities Portfolio
      (Class 3)                         1,304,222            6.62          1,516           12.86             --              --
   Growth-Income Portfolio
      (Class 3)                           125,015           34.37             31           11.75             --              --
   High-Yield Bond Portfolio
      (Class 3)                           760,976           20.94          2,950           10.53             --              --
   International Diversified
      Equities Portfolio (Class 3)      2,939,435           16.59         11,884           12.64             --              --
   International Growth & Income
      Portfolio (Class 3)               1,599,677           20.68         23,682           12.34             --              --
   Marsico Focused Growth
      Portfolio (Class 3)                  92,138           13.50          5,903           12.51             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)           295,699           25.59          2,444           11.91             --              --
   MFS Total Return Portfolio
      (Class 3)                         1,965,246           28.99          2,835           11.14             --              --
   Mid-Cap Growth Portfolio
      (Class 3)                         1,031,941           12.51          1,920           12.75             --              --
   Real Estate Portfolio (Class 3)        674,440           29.38         16,425           10.49             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                         2,612,702           19.62         17,903           11.77             --              --
   Small Company Value Portfolio
      (Class 3)                           768,985           10.21          9,212           11.10             --              --
   Technology Portfolio (Class 3)       1,038,074            2.86          1,645           12.95             --              --

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.52(4)            Expenses of 1.55(5)            Expenses of 1.55(6)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                            14,980   $       17.14             31   $       12.79             --   $          --
   Worldwide High Income Portfolio
      (Class 3)                            52,001           21.86             31           10.77             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                   2,308,373   $       14.62         55,056   $       11.14        129,625   $       14.56
   Growth and Income Portfolio          3,618,809           16.04         21,843           11.37             --              --
   Strategic Growth Portfolio             218,289           11.31             31           12.29             --              --

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                        --   $          --         46,456   $        9.07             --   $          --
   Equity Income Account I
      (Class 1)                                --              --        738,672           11.20             --              --
   Growth Account (Class 1)                    --              --         57,157            8.45             --              --
   Income Account (Class 1)                    --              --        287,066            7.38             --              --
   LargeCap Blend Account
      (Class 1)                                --              --        370,667            7.62             --              --
   MidCap Stock Account (Class 1)              --              --         52,393           10.89             --              --
   Money Market Account (Class 1)              --              --        104,137            6.08             --              --
   Mortgage Securities Account
      (Class 1)                                --              --        148,900            6.82             --              --
   Real Estate Securities Account
      (Class 1)                                --              --          7,596           19.17             --              --
   SAM Balanced Portfolio
      (Class 1)                                --              --      2,958,168           10.87             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                      --              --        409,798            7.66             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                      --              --      1,747,355           11.75             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                --              --        604,282            8.55             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                --              --        379,220           13.01             --              --
   Short-Term Income Account
      (Class 1)                                --              --         54,504            6.83             --              --
   SmallCap Growth Account
      (Class 1)                                --              --         32,651            7.50             --              --
   SmallCap Value Account
      (Class 1)                                --              --          1,108           10.70             --              --
   West Coast Equity Account
      (Class 1)                                --              --        265,217           13.60             --              --
   Diversified International
      Account (Class 2)                        --              --             --              --        569,783            8.97
   Equity Income Account I
      (Class 2)                                --              --             --              --      4,313,411           11.00
   Growth Account (Class 2)                    --              --             --              --        100,550            8.34
   Income Account (Class 2)                    --              --             --              --      1,481,049            7.30
   LargeCap Blend Account
      (Class 2)                                --              --             --              --        388,417            7.47
   MidCap Stock Account (Class 2)              --              --             --              --        262,727           10.70
   Money Market Account (Class 2)              --              --             --              --        543,813            5.97
   Mortgage Securities Account
      (Class 2)                                --              --             --              --        373,880            6.70
   Real Estate Securities Account
      (Class 2)                                --              --             --              --         75,342           19.57
   SAM Balanced Portfolio
      (Class 2)                                --              --             --              --      8,981,500           10.73
   SAM Conservative Balanced
      Portfolio (Class 2)                      --              --             --              --      2,216,911            7.57
   SAM Conservative Growth
      Portfolio (Class 2)                      --              --             --              --      2,836,399           11.56
   SAM Flexible Income Portfolio
      (Class 2)                                --              --             --              --      4,853,941            8.42
   SAM Strategic Growth Portfolio
      (Class 2)                                --              --             --              --      1,147,914           12.81
   Short-Term Income Account
      (Class 2)                                --              --             --              --        340,395            6.74
   SmallCap Growth Account
      (Class 2)                                --              --             --              --        100,451            7.37
   SmallCap Value Account
      (Class 2)                                --              --             --              --         21,178           10.72
   West Coast Equity Account
      (Class 2)                                --              --             --              --        814,737           13.35

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Large Cap Value Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Small Company Growth
      Fund, Variable Series                    --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)           566,545           16.06             --              --             --              --
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                  2,553,054           13.40             --              --             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                                --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                         --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)             --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)         3,312,366           24.59             --              --             --              --
   Growth Fund (Class 2)                4,662,109           23.15             --              --             --              --
   Growth-Income Fund (Class 2)         4,254,450           20.01             --              --             --              --
   Asset Allocation Fund (Class 3)             --              --             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --             --              --
   International Fund (Class 3)                --              --             --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio          1,329,109   $       14.60         15,406   $       11.23             --   $          --
   Mid Cap Value Portfolio                     --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                           143,932   $       12.68             --   $          --             --   $          --
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --             --              --
   BB&T Large Cap VIF Portfolio            52,817           12.98             --              --             --              --
   BB&T Mid Cap Growth VIF
      Portfolio                            46,495           13.89             --              --             --              --
   BB&T Special Opportunities
      Equity VIF Portfolio                 49,601           14.44             --              --             --              --
   BB&T Total Return Bond VIF
      Portfolio                           222,574           10.42             --              --             --              --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                 --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                           Expenses of 1.65               Expenses of 1.70              Expenses of 1.72(4)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                      --              --             --              --             --              --
   Growth Portfolio (Class 1)                  --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --             --              --             --              --
   Asset Allocation Portfolio
      (Class 2)                                --              --             --              --         43,581           26.80
   Capital Appreciation Portfolio
      (Class 2)                                --              --         17,967           54.26         88,204           53.36
   Government and Quality Bond
      Portfolio (Class 2)                      --              --             --              --        168,386           17.49
   Growth Portfolio (Class 2)                  --              --             --              --         42,793           37.97
   Natural Resources Portfolio
      (Class 2)                                --              --             --              --         18,577           63.20
   Asset Allocation Portfolio
      (Class 3)                                30           11.43             --              --        808,885           26.65
   Capital Appreciation Portfolio
      (Class 3)                             3,608           13.36             --              --      2,442,353           52.66
   Government and Quality Bond
      Portfolio (Class 3)                     362           10.32             --              --      7,060,608           17.42
   Growth Portfolio (Class 3)               3,804           12.19             --              --      1,342,878           37.81
   Natural Resources Portfolio
      (Class 3)                               972           13.79             --              --        679,822           62.77

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Balanced Portfolio (Class 1)                --              --             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Capital Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Cash Management Portfolio
      (Class 1)                                --              --             --              --             --              --
   Corporate Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                --              --             --              --             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Global Bond Portfolio (Class 1)             --              --             --              --             --              --
   Global Equities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   High-Yield Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                      --              --             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --             --              --             --              --
   MFS Total Return Portfolio
      (Class 1)                                --              --             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Real Estate Portfolio (Class 1)             --              --             --              --             --              --
   Technology Portfolio (Class 1)              --              --             --              --             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                --              --             --              --         22,070           18.70
   Alliance Growth Portfolio
      (Class 2)                                --              --          3,369           36.71         39,642           36.43
   Balanced Portfolio (Class 2)                --              --             --              --         32,092           16.99
   Blue Chip Growth Portfolio
      (Class 2)                                --              --             --              --         53,004            7.09
   Capital Growth Portfolio
      (Class 2)                                --              --             --              --         29,562            9.29
   Cash Management Portfolio
      (Class 2)                                --              --             --              --         81,500           13.47
   Corporate Bond Portfolio
      (Class 2)                                --              --             --              --         81,259           17.97
   Davis Venture Value Portfolio
      (Class 2)                                --              --             --              --        123,617           40.68
   "Dogs" of Wall Street Portfolio
      (Class 2)                                --              --             --              --         18,003           13.00
   Emerging Markets Portfolio
      (Class 2)                                --              --             --              --         15,049           25.35
   Equity Opportunities Portfolio
      (Class 2)                                --              --             --              --         30,194           21.45
   Foreign Value Portfolio
      (Class 2)                                --              --             --              --         35,394           22.30
   Fundamental Growth Portfolio
      (Class 2)                                --              --             --              --         27,798           20.72
   Global Bond Portfolio (Class 2)             --              --             --              --         30,038           18.61
   Global Equities Portfolio
      (Class 2)                                --              --          4,156           27.74         27,731           26.79
   Growth Opportunities Portfolio
      (Class 2)                                --              --             --              --         41,764            6.59
   Growth-Income Portfolio
      (Class 2)                                --              --             --              --         65,873           34.23
   High-Yield Bond Portfolio
      (Class 2)                                --              --             --              --         48,115           20.86
   International Diversified
      Equities Portfolio (Class 2)             --              --             --              --        189,151           16.53
   International Growth & Income
      Portfolio (Class 2)                      --              --             --              --         51,480           20.67
   Marsico Focused Growth
      Portfolio (Class 2)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)                --              --             --              --         26,065           25.44
   MFS Total Return Portfolio
      (Class 2)                                --              --             --              --        185,351           28.85
   Mid-Cap Growth Portfolio
      (Class 2)                                --              --         12,535           12.47        107,037           12.43
   Real Estate Portfolio (Class 2)             --              --             --              --         37,117           29.29
   Small & Mid Cap Value Portfolio
      (Class 2)                                --              --             --              --         34,476           19.47
   Technology Portfolio (Class 2)              --              --         43,941            2.85         46,228            2.85
   Telecom Utility Portfolio
      (Class 2)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                26           12.18             --              --        187,847           18.50
   Alliance Growth Portfolio
      (Class 3)                               147           11.98             --              --      1,704,076           36.25
   American Funds Asset Allocation
      SAST Portfolio (Class 3)              4,224           11.39             --              --             27           11.43
   American Funds Global Growth
      SAST Portfolio (Class 3)              6,171           12.22             --              --         43,190           12.14
   American Funds Growth SAST
      Portfolio (Class 3)                  10,479           12.11             --              --         85,156           12.18
   American Funds Growth-Income
      SAST Portfolio (Class 3)              8,043           11.71             --              --         57,914           11.51
   Balanced Portfolio (Class 3)               118           11.17             --              --        250,912           16.88
   Blue Chip Growth Portfolio
      (Class 3)                             5,067           12.04             --              --        508,469            7.03
   Capital Growth Portfolio
      (Class 3)                                30           12.32             --              --        435,160            9.19
   Cash Management Portfolio
      (Class 3)                                30           10.31             --              --      4,295,069           13.40
   Corporate Bond Portfolio
      (Class 3)                               146           10.42             --              --      4,422,324           17.89
   Davis Venture Value Portfolio
      (Class 3)                            11,881           11.55             --              --      4,102,967           40.56
   "Dogs" of Wall Street Portfolio
      (Class 3)                             4,275           11.14             --              --        404,082           12.90
   Emerging Markets Portfolio
      (Class 3)                                46           15.80             --              --      1,238,680           25.11
   Equity Opportunities Portfolio
      (Class 3)                             2,657           11.43             --              --        946,506           21.28
   Foreign Value Portfolio
      (Class 3)                             4,035           12.68             --              --      4,298,658           22.24
   Fundamental Growth Portfolio
      (Class 3)                                30           12.21             --              --        195,029           20.53
   Global Bond Portfolio (Class 3)          1,129           10.59             --              --        898,243           18.43
   Global Equities Portfolio
      (Class 3)                               168           12.53             --              --        438,705           26.54
   Growth Opportunities Portfolio
      (Class 3)                                52           12.84             --              --      1,786,231            6.55
   Growth-Income Portfolio
      (Class 3)                               191           11.74             --              --        169,028           33.99
   High-Yield Bond Portfolio
      (Class 3)                                28           10.49             --              --      1,037,117           20.70
   International Diversified
      Equities Portfolio (Class 3)             60           12.58             --              --      4,459,450           16.41
   International Growth & Income
      Portfolio (Class 3)                   2,900           12.30             --              --      2,499,812           20.51
   Marsico Focused Growth
      Portfolio (Class 3)                      30           12.45             --              --        285,664           13.38
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)                30           11.84             --              --        484,358           25.33
   MFS Total Return Portfolio
      (Class 3)                             1,145           11.13             --              --      3,122,289           28.68
   Mid-Cap Growth Portfolio
      (Class 3)                             5,267           12.75             --              --      1,503,258           12.39
   Real Estate Portfolio (Class 3)          1,070           10.46             --              --      1,051,858           29.06
   Small & Mid Cap Value Portfolio
      (Class 3)                             9,910           11.76             --              --      3,470,363           19.41
   Small Company Value Portfolio
      (Class 3)                             4,059           11.10             --              --      1,089,550           10.18
   Technology Portfolio (Class 3)              26           12.92             --              --      1,284,556            2.83

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                           Expenses of 1.65               Expenses of 1.70              Expenses of 1.72(4)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                               417   $       12.77             --   $          --         22,290   $       16.90
   Worldwide High Income Portfolio
      (Class 3)                                28           10.77             --              --         33,630           21.62

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                       1,555   $       11.12        115,751   $       14.39      3,074,328   $       14.51
   Growth and Income Portfolio                 26           11.34             --              --      5,320,317           15.88
   Strategic Growth Portfolio                  30           12.27             --              --        292,804           11.20

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                        --   $          --             --   $          --             --   $          --
   Equity Income Account I
      (Class 1)                                --              --             --              --             --              --
   Growth Account (Class 1)                    --              --             --              --             --              --
   Income Account (Class 1)                    --              --             --              --             --              --
   LargeCap Blend Account
      (Class 1)                                --              --             --              --             --              --
   MidCap Stock Account (Class 1)              --              --             --              --             --              --
   Money Market Account (Class 1)              --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                --              --             --              --             --              --
   SAM Balanced Portfolio
      (Class 1)                                --              --             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                      --              --             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                      --              --             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Short-Term Income Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Growth Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Value Account
      (Class 1)                                --              --             --              --             --              --
   West Coast Equity Account
      (Class 1)                                --              --             --              --             --              --
   Diversified International
      Account (Class 2)                        --              --         55,424            8.86             --              --
   Equity Income Account I
      (Class 2)                                --              --        340,840           10.91             --              --
   Growth Account (Class 2)                    --              --         24,643            8.27             --              --
   Income Account (Class 2)                    --              --        179,011            7.24             --              --
   LargeCap Blend Account
      (Class 2)                                --              --         34,005            7.42             --              --
   MidCap Stock Account (Class 2)              --              --         27,147           10.64             --              --
   Money Market Account (Class 2)              --              --        171,104            5.91             --              --
   Mortgage Securities Account
      (Class 2)                                --              --        108,746            6.65             --              --
   Real Estate Securities Account
      (Class 2)                                --              --         11,008           19.24             --              --
   SAM Balanced Portfolio
      (Class 2)                                --              --      2,437,866           10.65             --              --
   SAM Conservative Balanced
      Portfolio (Class 2)                      --              --        287,423            7.52             --              --
   SAM Conservative Growth
      Portfolio (Class 2)                      --              --      2,004,806           11.47             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                --              --        559,920            8.35             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                --              --        721,908           12.71             --              --
   Short-Term Income Account
      (Class 2)                                --              --         46,800            6.69             --              --
   SmallCap Growth Account
      (Class 2)                                --              --          7,903            7.30             --              --
   SmallCap Value Account
      (Class 2)                                --              --          2,274           10.68             --              --
   West Coast Equity Account
      (Class 2)                                --              --        116,348           13.24             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Large Cap Value Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Small Company Growth
      Fund, Variable Series                    --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)                --              --             --              --        639,603           15.89
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                         --              --             --              --      2,470,317           13.28
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                                --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                         --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)             --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                --              --             --              --      4,254,887           24.35
   Growth Fund (Class 2)                       --              --             --              --      6,828,679           22.92
   Growth-Income Fund (Class 2)                --              --             --              --      6,718,230           19.80
   Asset Allocation Fund (Class 3)             --              --             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --             --              --
   International Fund (Class 3)                --              --             --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC
   (Class VC):
   Growth and Income Portfolio                 30   $       11.18             --   $          --      1,854,736   $       14.40
   Mid Cap Value Portfolio                     --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                                --   $          --             --   $          --         25,911   $       12.47
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --             --              --
   BB&T Large Cap VIF Portfolio                --              --             --              --         53,839           12.68
   BB&T Mid Cap Growth VIF
      Portfolio                                --              --             --              --         82,623           13.81
   BB&T Special Opportunities
      Equity VIF Portfolio                     --              --             --              --        101,312           14.40
   BB&T Total Return Bond VIF
      Portfolio                                --              --             --              --         60,106           10.47

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                 --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.77(1)            Expenses of 1.77(2)            Expenses of 1.77(3)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --         53,543   $       26.88             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                --              --        288,800           52.87        117,526           14.30
   Government and Quality Bond
      Portfolio (Class 1)                      --              --        357,959           17.54        168,438           11.98
   Growth Portfolio (Class 1)                  --              --        158,575           38.02             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --         72,490           63.27             --              --
   Asset Allocation Portfolio
      (Class 2)                            99,690           26.68             --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                           264,094           52.60             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)                 750,009           17.42             --              --             --              --
   Growth Portfolio (Class 2)             226,486           37.79             --              --             --              --
   Natural Resources Portfolio
      (Class 2)                           137,137           62.80             --              --             --              --
   Asset Allocation Portfolio
      (Class 3)                            28,686           26.81             --              --             --              --
   Capital Appreciation Portfolio
      (Class 3)                           610,691           52.49             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 3)               2,299,133           17.35             --              --             --              --
   Growth Portfolio (Class 3)             404,969           37.68             --              --             --              --
   Natural Resources Portfolio
      (Class 3)                           228,008           62.70             --              --             --              --

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --         69,384   $       18.72         15,013   $        9.90
   Alliance Growth Portfolio
      (Class 1)                                --              --        151,218           36.66         68,539           10.04
   Balanced Portfolio (Class 1)                --              --         64,424           17.04         21,832            9.61
   Blue Chip Growth Portfolio
      (Class 1)                                --              --        120,618            7.08         19,398            8.62
   Capital Growth Portfolio
      (Class 1)                                --              --        110,251            9.28             --              --
   Cash Management Portfolio
      (Class 1)                                --              --        188,997           13.49         43,490           10.51
   Corporate Bond Portfolio
      (Class 1)                                --              --        276,775           18.01             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --        670,267           40.87        156,250           14.10
   "Dogs" of Wall Street Portfolio
      (Class 1)                                --              --         69,772           12.99             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --         94,383           25.37          4,618           38.00
   Equity Opportunities Portfolio
      (Class 1)                                --              --        120,848           21.45             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --         63,369           20.74         15,963            8.56
   Global Bond Portfolio (Class 1)             --              --        107,788           18.62         43,723           12.23
   Global Equities Portfolio
      (Class 1)                                --              --         55,617           26.77         33,851           12.30
   Growth Opportunities Portfolio
      (Class 1)                                --              --        120,898            6.61             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --        167,888           34.30         67,726           10.88
   High-Yield Bond Portfolio
      (Class 1)                                --              --        147,144           20.89             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --        121,495           16.51             --              --
   International Growth & Income
      Portfolio (Class 1)                      --              --        232,572           20.66         82,426           14.83
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --        330,543           13.46             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --        133,410           25.48         10,445           11.69
   MFS Total Return Portfolio
      (Class 1)                                --              --        615,602           28.91         58,943           13.48
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --        412,161           12.48         61,797            7.44
   Real Estate Portfolio (Class 1)             --              --         64,822           29.28             --              --
   Technology Portfolio (Class 1)              --              --        264,619            2.86             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --         38,166           17.07             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --         25,056           21.81             --              --
   Aggressive Growth Portfolio
      (Class 2)                           136,640           18.56             --              --             --              --
   Alliance Growth Portfolio
      (Class 2)                           188,039           36.19             --              --             --              --
   Balanced Portfolio (Class 2)           149,095           16.92             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 2)                           170,026            7.05             --              --             --              --
   Capital Growth Portfolio
      (Class 2)                           130,475            9.22             --              --             --              --
   Cash Management Portfolio
      (Class 2)                           485,890           13.41             --              --             --              --
   Corporate Bond Portfolio
      (Class 2)                           323,214           17.88             --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                           583,536           40.52             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                           206,252           12.90             --              --             --              --
   Emerging Markets Portfolio
      (Class 2)                           197,416           25.19             --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                           136,053           21.32             --              --             --              --
   Foreign Value Portfolio
      (Class 2)                           270,984           22.26             --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                            58,366           20.59             --              --             --              --
   Global Bond Portfolio (Class 2)         99,727           18.47             --              --             --              --
   Global Equities Portfolio
      (Class 2)                           112,392           26.56             --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                           263,951            6.56             --              --             --              --
   Growth-Income Portfolio
      (Class 2)                           152,042           34.02             --              --             --              --
   High-Yield Bond Portfolio
      (Class 2)                           276,629           20.71             --              --             --              --
   International Diversified
      Equities Portfolio (Class 2)        365,794           16.39             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                 264,233           20.56             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 2)                 507,689           13.38             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)           143,276           25.33             --              --             --              --
   MFS Total Return Portfolio
      (Class 2)                           599,575           28.69             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 2)                           505,243           12.38             --              --             --              --
   Real Estate Portfolio (Class 2)        206,157           29.06             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                           353,616           19.45             --              --             --              --
   Technology Portfolio (Class 2)         365,653            2.84             --              --             --              --
   Telecom Utility Portfolio
      (Class 2)                            98,179           16.98             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                            45,526           21.59             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                           138,471           18.49             --              --             --              --
   Alliance Growth Portfolio
      (Class 3)                           425,042           36.13             --              --             --              --
   American Funds Asset Allocation
      SAST Portfolio (Class 3)            351,203           11.41             --              --             --              --
   American Funds Global Growth
      SAST Portfolio (Class 3)          1,235,008           12.12             --              --             --              --
   American Funds Growth SAST
      Portfolio (Class 3)               1,385,197           12.16             --              --             --              --
   American Funds Growth-Income
      SAST Portfolio (Class 3)          1,615,684           11.49             --              --             --              --
   Balanced Portfolio (Class 3)            92,793           16.84             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 3)                           203,481            7.02             --              --             --              --
   Capital Growth Portfolio
      (Class 3)                           622,704            9.25             --              --             --              --
   Cash Management Portfolio
      (Class 3)                           993,706           13.34             --              --             --              --
   Corporate Bond Portfolio
      (Class 3)                         1,586,510           17.79             --              --             --              --
   Davis Venture Value Portfolio
      (Class 3)                         1,157,063           40.42             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 3)                           103,450           12.88             --              --             --              --
   Emerging Markets Portfolio
      (Class 3)                           486,110           25.08             --              --             --              --
   Equity Opportunities Portfolio
      (Class 3)                           106,541           21.23             --              --             --              --
   Foreign Value Portfolio
      (Class 3)                         1,029,704           22.16        112,253           22.16             --              --
   Fundamental Growth Portfolio
      (Class 3)                           463,410           20.50             --              --             --              --
   Global Bond Portfolio (Class 3)        335,489           18.36             --              --             --              --
   Global Equities Portfolio
      (Class 3)                            88,018           26.35             --              --             --              --
   Growth Opportunities Portfolio
      (Class 3)                           663,986            6.54             --              --             --              --
   Growth-Income Portfolio
      (Class 3)                            57,991           33.90             --              --             --              --
   High-Yield Bond Portfolio
      (Class 3)                           302,145           20.65             --              --             --              --
   International Diversified
      Equities Portfolio (Class 3)      1,452,464           16.36             --              --             --              --
   International Growth & Income
      Portfolio (Class 3)               1,186,374           20.47             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 3)                 466,826           13.32             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)           158,143           25.25             --              --             --              --
   MFS Total Return Portfolio
      (Class 3)                           745,641           28.60             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 3)                           592,506           12.34             --              --             --              --
   Real Estate Portfolio (Class 3)        454,111           29.00             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 3)                         1,286,353           19.34         57,377           19.34             --              --
   Small Company Value Portfolio
      (Class 3)                           760,203           10.17             --              --             --              --
   Technology Portfolio (Class 3)         497,841            2.83             --              --             --              --

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                          Expenses of 1.77(1)            Expenses of 1.77(2)            Expenses of 1.77(3)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
         Variable Accounts            outstanding       units        outstanding       units        outstanding       units
         -----------------           ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                            50,160   $       17.09             --   $          --             --   $          --
   Worldwide High Income Portfolio
      (Class 3)                            12,465           21.72             --              --             --              --

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                   1,076,078   $       14.34        471,968   $       14.31             --   $          --
   Growth and Income Portfolio          2,065,798           15.90        360,765           15.92             --              --
   Strategic Growth Portfolio             174,719           11.03         78,513           10.92             --              --

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                        --   $          --             --   $          --             --   $          --
   Equity Income Account I
      (Class 1)                                --              --             --              --             --              --
   Growth Account (Class 1)                    --              --             --              --             --              --
   Income Account (Class 1)                    --              --             --              --             --              --
   LargeCap Blend Account
      (Class 1)                                --              --             --              --             --              --
   MidCap Stock Account (Class 1)              --              --             --              --             --              --
   Money Market Account (Class 1)              --              --             --              --             --              --
   Mortgage Securities Account
      (Class 1)                                --              --             --              --             --              --
   Real Estate Securities Account
      (Class 1)                                --              --             --              --             --              --
   SAM Balanced Portfolio
      (Class 1)                           205,909           10.72             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                      --              --             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                 117,092           11.59             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                            75,524           12.84             --              --             --              --
   Short-Term Income Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Growth Account
      (Class 1)                                --              --             --              --             --              --
   SmallCap Value Account
      (Class 1)                                --              --             --              --             --              --
   West Coast Equity Account
      (Class 1)                                --              --             --              --             --              --
   Diversified International
      Account (Class 2)                        --              --             --              --             --              --
   Equity Income Account I
      (Class 2)                            22,492           10.59             --              --             --              --
   Growth Account (Class 2)                    --              --             --              --             --              --
   Income Account (Class 2)                    --              --             --              --             --              --
   LargeCap Blend Account
      (Class 2)                                --              --             --              --             --              --
   MidCap Stock Account (Class 2)              --              --             --              --             --              --
   Money Market Account (Class 2)              --              --             --              --             --              --
   Mortgage Securities Account
      (Class 2)                                --              --             --              --             --              --
   Real Estate Securities Account
      (Class 2)                                --              --             --              --             --              --
   SAM Balanced Portfolio
      (Class 2)                           228,188           10.58             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 2)                  28,455           10.54             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 2)                  93,682           11.40             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                10           10.39             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                            33,285           12.66             --              --             --              --
   Short-Term Income Account
      (Class 2)                                --              --             --              --             --              --
   SmallCap Growth Account
      (Class 2)                                --              --             --              --             --              --
   SmallCap Value Account
      (Class 2)                                --              --             --              --             --              --
   West Coast Equity Account
      (Class 2)                                --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                         155           12.09             --              --         13,070           12.09
   Columbia Large Cap Value Fund,
      Variable Series                      17,589           13.82             --              --         57,207           13.82
   Columbia Small Company Growth
      Fund, Variable Series                 5,137           13.64             --              --         52,905           13.64

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)            39,160           15.86             --              --         68,374           15.86
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                     99,155           13.13             --              --         98,263           13.13
   Columbia Marsico Growth Fund,
      Variable Series (Class A)            21,776           11.99             --              --         52,960           11.99
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                             1,271           18.56             --              --         26,251           18.56
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)               933           10.53             --              --         47,958           10.53
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                     12,139           22.51             --              --         25,868           22.51

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)         13,171   $       17.29        482,454   $       17.29             --   $          --
   Global Growth Fund (Class 2)           812,744           24.27        256,435           24.27             --              --
   Growth Fund (Class 2)                1,233,470           22.86        402,298           22.86             --              --
   Growth-Income Fund (Class 2)         1,377,896           19.75        565,764           19.75             --              --
   Asset Allocation Fund (Class 3)             --              --             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --             --              --
   International Fund (Class 3)                --              --             --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC
   (Class VC):
   Growth and Income Portfolio          1,391,256   $       14.39        371,973   $       14.39             --   $          --
   Mid Cap Value Portfolio                  1,672           15.75        333,688           15.75             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                            38,589   $       12.57             --   $          --             --   $          --
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --             --              --
   BB&T Large Cap VIF Portfolio            53,659           12.86             --              --             --              --
   BB&T Mid Cap Growth VIF
      Portfolio                            11,477           13.79             --              --             --              --
   BB&T Special Opportunities
      Equity VIF Portfolio                 96,287           14.35             --              --             --              --
   BB&T Total Return Bond VIF
      Portfolio                            81,880           10.36             --              --             --              --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                10   $       10.83             --   $          --             --   $          --
   MTB Large Cap Value Fund II                 10           10.14             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     10           10.68             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   10           10.41             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       10           10.54             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                           Expenses of 1.80               Expenses of 1.95              Expenses of 1.97(4)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                --              --             --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                      --              --             --              --             --              --
   Growth Portfolio (Class 1)                  --              --             --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --             --              --             --              --
   Asset Allocation Portfolio
      (Class 2)                                --              --             --              --         38,804           26.38
   Capital Appreciation Portfolio
      (Class 2)                            19,306           52.34          6,447           53.52         18,204           52.67
   Government and Quality Bond
      Portfolio (Class 2)                      --              --             --              --         58,001           17.26
   Growth Portfolio (Class 2)                  --              --             --              --         11,142           37.50
   Natural Resources Portfolio
      (Class 2)                                --              --             --              --          5,163           62.41
   Asset Allocation Portfolio
      (Class 3)                                25           11.38             --              --         19,970           26.32
   Capital Appreciation Portfolio
      (Class 3)                            12,325           13.38             --              --        226,948           51.97
   Government and Quality Bond
      Portfolio (Class 3)                  31,926           10.31             --              --        569,410           17.18
   Growth Portfolio (Class 3)               5,980           12.20             --              --         93,567           37.32
   Natural Resources Portfolio
      (Class 3)                            10,309           13.83             --              --         60,538           62.02

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --             --   $          --             --   $          --
   Alliance Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Balanced Portfolio (Class 1)                --              --             --              --             --              --
   Blue Chip Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Capital Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Cash Management Portfolio
      (Class 1)                                --              --             --              --             --              --
   Corporate Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --             --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                --              --             --              --             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --             --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Global Bond Portfolio (Class 1)             --              --             --              --             --              --
   Global Equities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                --              --             --              --             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   High-Yield Bond Portfolio
      (Class 1)                                --              --             --              --             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                      --              --             --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --             --              --             --              --
   MFS Total Return Portfolio
      (Class 1)                                --              --             --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --             --              --             --              --
   Real Estate Portfolio (Class 1)             --              --             --              --             --              --
   Technology Portfolio (Class 1)              --              --             --              --             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                --              --             --              --          3,188           18.40
   Alliance Growth Portfolio
      (Class 2)                             3,659           36.41          2,417           36.19         10,503           35.95
   Balanced Portfolio (Class 2)                --              --             --              --         16,402           16.77
   Blue Chip Growth Portfolio
      (Class 2)                                --              --             --              --          3,464            7.00
   Capital Growth Portfolio
      (Class 2)                                --              --             --              --          6,292            9.15
   Cash Management Portfolio
      (Class 2)                                --              --             --              --         30,495           13.29
   Corporate Bond Portfolio
      (Class 2)                                --              --             --              --         27,813           17.73
   Davis Venture Value Portfolio
      (Class 2)                             6,342           40.48             --              --         25,185           40.14
   "Dogs" of Wall Street Portfolio
      (Class 2)                                --              --             --              --          6,686           12.83
   Emerging Markets Portfolio
      (Class 2)                                --              --             --              --         12,135           24.96
   Equity Opportunities Portfolio
      (Class 2)                                --              --             --              --          3,437           21.10
   Foreign Value Portfolio
      (Class 2)                                --              --             --              --          7,122           21.75
   Fundamental Growth Portfolio
      (Class 2)                                --              --             --              --          3,035           20.38
   Global Bond Portfolio (Class 2)             --              --             --              --          6,348           18.34
   Global Equities Portfolio
      (Class 2)                             4,101           26.65          2,038           26.49          4,899           26.44
   Growth Opportunities Portfolio
      (Class 2)                                --              --             --              --          7,207            6.50
   Growth-Income Portfolio
      (Class 2)                                --              --             --              --         12,489           33.65
   High-Yield Bond Portfolio
      (Class 2)                                --              --             --              --         40,829           20.50
   International Diversified
      Equities Portfolio (Class 2)             --              --             --              --         53,866           16.28
   International Growth & Income
      Portfolio (Class 2)                      --              --             --              --         13,728           20.44
   Marsico Focused Growth
      Portfolio (Class 2)                      --              --             --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)                --              --             --              --          2,147           25.18
   MFS Total Return Portfolio
      (Class 2)                                --              --             --              --         40,448           28.45
   Mid-Cap Growth Portfolio
      (Class 2)                            30,617           12.39          6,056           12.30         23,330           12.27
   Real Estate Portfolio (Class 2)             --              --             --              --          8,316           28.85
   Small & Mid Cap Value Portfolio
      (Class 2)                                --              --             --              --          7,394           19.25
   Technology Portfolio (Class 2)          56,720            2.84            131            2.80          9,533            2.81
   Telecom Utility Portfolio
      (Class 2)                                --              --             --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                --              --             --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                                24           12.17             --              --         40,524           18.27
   Alliance Growth Portfolio
      (Class 3)                            19,253           11.97             --              --        109,169           35.78
   American Funds Asset Allocation
      SAST Portfolio (Class 3)              4,380           11.36             --              --          3,366           11.40
   American Funds Global Growth
      SAST Portfolio (Class 3)             18,418           12.20             --              --          3,069           12.12
   American Funds Growth SAST
      Portfolio (Class 3)                  11,806           12.09             --              --          2,421           12.14
   American Funds Growth-Income
      SAST Portfolio (Class 3)              7,664           11.68             --              --            141           11.47
   Balanced Portfolio (Class 3)                26           11.14             --              --         12,300           16.68
   Blue Chip Growth Portfolio
      (Class 3)                                25           12.03             --              --         43,273            6.96
   Capital Growth Portfolio
      (Class 3)                             3,651           12.27             --              --         11,686            9.10
   Cash Management Portfolio
      (Class 3)                            63,954           10.30             --              --        320,967           13.23
   Corporate Bond Portfolio
      (Class 3)                            31,590           10.41             --              --        268,938           17.65
   Davis Venture Value Portfolio
      (Class 3)                            23,714           11.54             --              --        283,619           40.04
   "Dogs" of Wall Street Portfolio
      (Class 3)                                25           11.10             --              --         48,141           12.74
   Emerging Markets Portfolio
      (Class 3)                             6,933           15.81             --              --        313,371           24.83
   Equity Opportunities Portfolio
      (Class 3)                               199           11.39             --              --         51,981           20.89
   Foreign Value Portfolio
      (Class 3)                             6,045           12.65             --              --        302,599           21.95
   Fundamental Growth Portfolio
      (Class 3)                             6,071           12.22             --              --          6,619           20.03
   Global Bond Portfolio (Class 3)          4,839           10.56             --              --         48,911           18.22
   Global Equities Portfolio
      (Class 3)                                24           12.51             --              --         32,731           26.19
   Growth Opportunities Portfolio
      (Class 3)                             4,369           12.83             --              --        105,063            6.42
   Growth-Income Portfolio
      (Class 3)                               262           11.68             --              --         17,642           33.58
   High-Yield Bond Portfolio
      (Class 3)                             1,162           10.52             --              --         69,267           20.42
   International Diversified
      Equities Portfolio (Class 3)         11,341           12.60             --              --        342,265           16.21
   International Growth & Income
      Portfolio (Class 3)                  20,064           12.30             --              --        144,379           20.24
   Marsico Focused Growth
      Portfolio (Class 3)                     180           12.46             --              --          5,901           13.21
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)                50           11.84             --              --         38,127           25.00
   MFS Total Return Portfolio
      (Class 3)                               388           11.04             --              --        271,419           28.29
   Mid-Cap Growth Portfolio
      (Class 3)                               686           12.65             --              --        147,133           12.23
   Real Estate Portfolio (Class 3)         13,347           10.46             --              --         72,643           28.74
   Small & Mid Cap Value Portfolio
      (Class 3)                            19,133           11.74             --              --        270,402           19.16
   Small Company Value Portfolio
      (Class 3)                             9,152           11.07             --              --         49,292           10.14
   Technology Portfolio (Class 3)              24           12.85             --              --        296,818            2.80

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total           Contracts With Total
                                           Expenses of 1.80               Expenses of 1.95              Expenses of 1.97(4)
                                     ----------------------------   ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                             1,928   $       12.75             --   $          --          2,070   $       16.39
   Worldwide High Income Portfolio
      (Class 3)                                27           10.72             --              --            754           21.03

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                       5,653   $       11.11        115,911   $       14.16        282,810   $       14.17
   Growth and Income Portfolio             21,067           11.34             --              --        399,640           15.79
   Strategic Growth Portfolio                  25           12.20             --              --         41,777           11.04

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                    25,538   $        8.98             --   $          --             --   $          --
   Equity Income Account I
      (Class 1)                           518,892           11.02             --              --             --              --
   Growth Account (Class 1)                30,437            8.31             --              --             --              --
   Income Account (Class 1)               185,717            7.26             --              --             --              --
   LargeCap Blend Account
      (Class 1)                           201,660            7.49             --              --             --              --
   MidCap Stock Account (Class 1)          90,584           10.73             --              --             --              --
   Money Market Account (Class 1)          43,771            5.94             --              --             --              --
   Mortgage Securities Account
      (Class 1)                           212,549            6.72             --              --             --              --
   Real Estate Securities Account
      (Class 1)                             2,086           19.26             --              --             --              --
   SAM Balanced Portfolio
      (Class 1)                         2,427,646           10.70             --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                 235,649            7.54             --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                 932,496           11.58             --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                           526,751            8.40             --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                           176,706           12.84             --              --             --              --
   Short-Term Income Account
      (Class 1)                           156,627            6.70             --              --             --              --
   SmallCap Growth Account
      (Class 1)                            47,870            7.38             --              --             --              --
   SmallCap Value Account
      (Class 1)                                 9           10.48             --              --             --              --
   West Coast Equity Account
      (Class 1)                           207,990           13.40             --              --             --              --
   Diversified International
      Account (Class 2)                        --              --         12,159            8.83             --              --
   Equity Income Account I
      (Class 2)                                --              --        272,502           10.75             --              --
   Growth Account (Class 2)                    --              --          5,830            8.14             --              --
   Income Account (Class 2)                    --              --         93,153            7.13             --              --
   LargeCap Blend Account
      (Class 2)                                --              --         37,389            7.29             --              --
   MidCap Stock Account (Class 2)              --              --         29,322           10.45             --              --
   Money Market Account (Class 2)              --              --         20,686            5.83             --              --
   Mortgage Securities Account
      (Class 2)                                --              --         27,086            6.56             --              --
   Real Estate Securities Account
      (Class 2)                                --              --          1,784           18.71             --              --
   SAM Balanced Portfolio
      (Class 2)                                --              --        543,646           10.48             --              --
   SAM Conservative Balanced
      Portfolio (Class 2)                      --              --         79,697            7.39             --              --
   SAM Conservative Growth
      Portfolio (Class 2)                      --              --        256,168           11.30             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                --              --        123,905            8.25             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                --              --        111,508           12.54             --              --
   Short-Term Income Account
      (Class 2)                                --              --         13,950            6.59             --              --
   SmallCap Growth Account
      (Class 2)                                --              --         12,231            7.22             --              --
   SmallCap Value Account
      (Class 2)                                --              --            640           10.55             --              --
   West Coast Equity Account
      (Class 2)                                --              --         55,530           13.04             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Large Cap Value Fund,
      Variable Series                          --              --             --              --             --              --
   Columbia Small Company Growth
      Fund, Variable Series                    --              --             --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)                --              --             --              --         75,987           15.67
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                         --              --             --              --        230,754           13.09
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                                --              --             --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                --              --             --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                         --              --             --              --             --              --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)             --   $          --             --   $          --             --   $          --
   Global Growth Fund (Class 2)                --              --             --              --        291,761           24.04
   Growth Fund (Class 2)                       --              --             --              --        679,228           22.64
   Growth-Income Fund (Class 2)                --              --             --              --        661,544           19.55
   Asset Allocation Fund (Class 3)             --              --             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --             --              --
   International Fund (Class 3)                --              --             --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --             --              --

LORD ABBETT SERIES FUND, INC
   (Class VC):
   Growth and Income Portfolio              7,735   $       11.22             --   $          --        168,155   $       14.16
   Mid Cap Value Portfolio                     --              --             --              --             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                                --   $          --             --   $          --             29   $       12.29
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --             --              --
   BB&T Large Cap VIF Portfolio                --              --             --              --             55           12.51
   BB&T Mid Cap Growth VIF
      Portfolio                                --              --             --              --             29           13.66
   BB&T Special Opportunities
      Equity VIF Portfolio                     --              --             --              --             29           14.25
   BB&T Total Return Bond VIF
      Portfolio                                --              --             --              --             29           10.20

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                --   $          --             --   $          --             --   $          --
   MTB Large Cap Value Fund II                 --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   --              --             --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       --              --             --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total
                                           Expenses of 2.02               Expenses of 2.05
                                     ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                                --   $          --             --   $          --
   Capital Appreciation Portfolio
      (Class 1)                                --              --             --              --
   Government and Quality Bond
      Portfolio (Class 1)                      --              --             --              --
   Growth Portfolio (Class 1)                  --              --             --              --
   Natural Resources Portfolio
      (Class 1)                                --              --             --              --
   Asset Allocation Portfolio
      (Class 2)                                --              --             --              --
   Capital Appreciation Portfolio
      (Class 2)                                --              --             --              --
   Government and Quality Bond
      Portfolio (Class 2)                      --              --             --              --
   Growth Portfolio (Class 2)                  --              --             --              --
   Natural Resources Portfolio
      (Class 2)                                --              --             --              --
   Asset Allocation Portfolio
      (Class 3)                             3,066           26.68             31           11.37
   Capital Appreciation Portfolio
      (Class 3)                            43,447           52.25          5,103           13.34
   Government and Quality Bond
      Portfolio (Class 3)                  71,344           17.30          7,874           10.28
   Growth Portfolio (Class 3)               8,948           37.55            818           12.14
   Natural Resources Portfolio
      (Class 3)                            18,923           62.43          1,503           13.69

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                                --   $          --             --   $          --
   Alliance Growth Portfolio
      (Class 1)                                --              --             --              --
   Balanced Portfolio (Class 1)                --              --             --              --
   Blue Chip Growth Portfolio
      (Class 1)                                --              --             --              --
   Capital Growth Portfolio
      (Class 1)                                --              --             --              --
   Cash Management Portfolio
      (Class 1)                                --              --             --              --
   Corporate Bond Portfolio
      (Class 1)                                --              --             --              --
   Davis Venture Value Portfolio
      (Class 1)                                --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 1)                                --              --             --              --
   Emerging Markets Portfolio
      (Class 1)                                --              --             --              --
   Equity Opportunities Portfolio
      (Class 1)                                --              --             --              --
   Fundamental Growth Portfolio
      (Class 1)                                --              --             --              --
   Global Bond Portfolio (Class 1)             --              --             --              --
   Global Equities Portfolio
      (Class 1)                                --              --             --              --
   Growth Opportunities Portfolio
      (Class 1)                                --              --             --              --
   Growth-Income Portfolio
      (Class 1)                                --              --             --              --
   High-Yield Bond Portfolio
      (Class 1)                                --              --             --              --
   International Diversified
      Equities Portfolio (Class 1)             --              --             --              --
   International Growth & Income
      Portfolio (Class 1)                      --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 1)                      --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)                --              --             --              --
   MFS Total Return Portfolio
      (Class 1)                                --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 1)                                --              --             --              --
   Real Estate Portfolio (Class 1)             --              --             --              --
   Technology Portfolio (Class 1)              --              --             --              --
   Telecom Utility Portfolio
      (Class 1)                                --              --             --              --
   Worldwide High Income Portfolio
      (Class 1)                                --              --             --              --
   Aggressive Growth Portfolio
      (Class 2)                                --              --             --              --
   Alliance Growth Portfolio
      (Class 2)                                --              --             --              --
   Balanced Portfolio (Class 2)                --              --             --              --
   Blue Chip Growth Portfolio
      (Class 2)                                --              --             --              --
   Capital Growth Portfolio
      (Class 2)                                --              --             --              --
   Cash Management Portfolio
      (Class 2)                                --              --             --              --
   Corporate Bond Portfolio
      (Class 2)                                --              --             --              --
   Davis Venture Value Portfolio
      (Class 2)                                --              --             --              --
   "Dogs" of Wall Street Portfolio
      (Class 2)                                --              --             --              --
   Emerging Markets Portfolio
      (Class 2)                                --              --             --              --
   Equity Opportunities Portfolio
      (Class 2)                                --              --             --              --
   Foreign Value Portfolio
      (Class 2)                                --              --             --              --
   Fundamental Growth Portfolio
      (Class 2)                                --              --             --              --
   Global Bond Portfolio (Class 2)             --              --             --              --
   Global Equities Portfolio
      (Class 2)                                --              --             --              --
   Growth Opportunities Portfolio
      (Class 2)                                --              --             --              --
   Growth-Income Portfolio
      (Class 2)                                --              --             --              --
   High-Yield Bond Portfolio
      (Class 2)                                --              --             --              --
   International Diversified
      Equities Portfolio (Class 2)             --              --             --              --
   International Growth & Income
      Portfolio (Class 2)                      --              --             --              --
   Marsico Focused Growth
      Portfolio (Class 2)                      --              --             --              --
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)                --              --             --              --
   MFS Total Return Portfolio
      (Class 2)                                --              --             --              --
   Mid-Cap Growth Portfolio
      (Class 2)                                --              --             --              --
   Real Estate Portfolio (Class 2)             --              --             --              --
   Small & Mid Cap Value Portfolio
      (Class 2)                                --              --             --              --
   Technology Portfolio (Class 2)              --              --             --              --
   Telecom Utility Portfolio
      (Class 2)                                --              --             --              --
   Worldwide High Income Portfolio
      (Class 2)                                --              --             --              --
   Aggressive Growth Portfolio
      (Class 3)                            12,382           18.42             31           12.10
   Alliance Growth Portfolio
      (Class 3)                             6,732           35.98          3,232           11.90
   American Funds Asset Allocation
      SAST Portfolio (Class 3)             32,713           11.38             31           11.26
   American Funds Global Growth
      SAST Portfolio (Class 3)             52,541           12.09          4,666           12.17
   American Funds Growth SAST
      Portfolio (Class 3)                 249,222           12.13          1,187           12.05
   American Funds Growth-Income
      SAST Portfolio (Class 3)            144,568           11.46          1,259           11.64
   Balanced Portfolio (Class 3)             2,862           16.76             31           11.11
   Blue Chip Growth Portfolio
      (Class 3)                            37,155            6.98             31           12.02
   Capital Growth Portfolio
      (Class 3)                            26,088            9.22            119           12.24
   Cash Management Portfolio
      (Class 3)                             9,767           13.31             31           10.26
   Corporate Bond Portfolio
      (Class 3)                           101,789           17.74          4,056           10.39
   Davis Venture Value Portfolio
      (Class 3)                            51,706           40.26          6,794           11.49
   "Dogs" of Wall Street Portfolio
      (Class 3)                               376           12.85             31           11.00
   Emerging Markets Portfolio
      (Class 3)                            27,566           24.98          1,063           15.76
   Equity Opportunities Portfolio
      (Class 3)                               203           21.07             31           11.35
   Foreign Value Portfolio
      (Class 3)                            26,718           22.05          2,000           12.62
   Fundamental Growth Portfolio
      (Class 3)                            18,436           20.37            188           12.19
   Global Bond Portfolio (Class 3)          7,640           18.28          2,311           10.54
   Global Equities Portfolio
      (Class 3)                             2,007           26.26          1,371           12.52
   Growth Opportunities Portfolio
      (Class 3)                             6,976            6.52            731           12.80
   Growth-Income Portfolio
      (Class 3)                               721           33.64             31           11.65
   High-Yield Bond Portfolio
      (Class 3)                             7,109           20.58             31           10.44
   International Diversified
      Equities Portfolio (Class 3)         32,958           16.32          1,086           12.55
   International Growth & Income
      Portfolio (Class 3)                  35,373           20.41          1,856           12.26
   Marsico Focused Growth
      Portfolio (Class 3)                  10,693           13.28            387           12.39
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)               189           25.12             31           11.81
   MFS Total Return Portfolio
      (Class 3)                            24,588           28.50             31           11.02
   Mid-Cap Growth Portfolio
      (Class 3)                             8,900           12.24             65           12.60
   Real Estate Portfolio (Class 3)         15,791           28.88          1,035           10.42
   Small & Mid Cap Value Portfolio
      (Class 3)                            34,938           19.29          4,422           11.69
   Small Company Value Portfolio
      (Class 3)                            41,769           10.14            796           11.01
   Technology Portfolio (Class 3)          43,329            2.81             31           12.81

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007
                                  (Unaudited)
                                  (continued)

                                         Contracts With Total           Contracts With Total
                                           Expenses of 2.02               Expenses of 2.05
                                     ----------------------------   ----------------------------
                                     Accumulation   Unit value of   Accumulation   Unit value of
                                         units       accumulation       units       accumulation
Variable Accounts                     outstanding       units        outstanding       units
-----------------                    ------------   -------------   ------------   -------------
SUNAMERICA SERIES TRUST
   (continued):
   Telecom Utility Portfolio
      (Class 3)                               692   $       17.03            197   $       12.67
   Worldwide High Income Portfolio
      (Class 3)                                15           21.55            950           10.73

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                      12,468   $       14.29          1,715   $       11.08
   Growth and Income Portfolio             29,063           15.84          2,118           11.28
   Strategic Growth Portfolio                  33           10.92            825           12.24

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                        --   $          --             --   $          --
   Equity Income Account I
      (Class 1)                                --              --             --              --
   Growth Account (Class 1)                    --              --             --              --
   Income Account (Class 1)                    --              --             --              --
   LargeCap Blend Account
      (Class 1)                                --              --             --              --
   MidCap Stock Account (Class 1)              --              --             --              --
   Money Market Account (Class 1)              --              --             --              --
   Mortgage Securities Account
      (Class 1)                                --              --             --              --
   Real Estate Securities Account
      (Class 1)                                --              --             --              --
   SAM Balanced Portfolio
      (Class 1)                                --              --             --              --
   SAM Conservative Balanced
      Portfolio (Class 1)                      --              --             --              --
   SAM Conservative Growth
      Portfolio (Class 1)                      --              --             --              --
   SAM Flexible Income Portfolio
      (Class 1)                                --              --             --              --
   SAM Strategic Growth Portfolio
      (Class 1)                                --              --             --              --
   Short-Term Income Account
      (Class 1)                                --              --             --              --
   SmallCap Growth Account
      (Class 1)                                --              --             --              --
   SmallCap Value Account
      (Class 1)                                --              --             --              --
   West Coast Equity Account
      (Class 1)                                --              --             --              --
   Diversified International
      Account (Class 2)                        --              --             --              --
   Equity Income Account I
      (Class 2)                                10           10.40             --              --
   Growth Account (Class 2)                    --              --             --              --
   Income Account (Class 2)                    --              --             --              --
   LargeCap Blend Account
      (Class 2)                                --              --             --              --
   MidCap Stock Account (Class 2)              --              --             --              --
   Money Market Account (Class 2)              --              --             --              --
   Mortgage Securities Account
      (Class 2)                                --              --             --              --
   Real Estate Securities Account
      (Class 2)                                --              --             --              --
   SAM Balanced Portfolio
      (Class 2)                                10           10.42             --              --
   SAM Conservative Balanced
      Portfolio (Class 2)                      10           10.39             --              --
   SAM Conservative Growth
      Portfolio (Class 2)                       9           11.22             --              --
   SAM Flexible Income Portfolio
      (Class 2)                                10           10.19             --              --
   SAM Strategic Growth Portfolio
      (Class 2)                                 9           12.43             --              --
   Short-Term Income Account
      (Class 2)                                --              --             --              --
   SmallCap Growth Account
      (Class 2)                                --              --             --              --
   SmallCap Value Account
      (Class 2)                                --              --             --              --
   West Coast Equity Account
      (Class 2)                                --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                          --              --             --              --
   Columbia Large Cap Value Fund,
      Variable Series                          --              --             --              --
   Columbia Small Company Growth
      Fund, Variable Series                    --              --             --              --

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)               694           15.80             --              --
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                        337           13.10             --              --
   Columbia Marsico Growth Fund,
      Variable Series (Class A)                --              --             --              --
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                                --              --             --              --
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)                --              --             --              --
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                         --              --             --              --

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)             --   $          --             --   $          --
   Global Growth Fund (Class 2)                --              --             --              --
   Growth Fund (Class 2)                       --              --             --              --
   Growth-Income Fund (Class 2)                --              --             --              --
   Asset Allocation Fund (Class 3)             --              --             --              --
   Cash Management Fund (Class 3)              --              --             --              --
   Growth Fund (Class 3)                       --              --             --              --
   Growth-Income Fund (Class 3)                --              --             --              --
   High-Income Bond Fund (Class 3)             --              --             --              --
   International Fund (Class 3)                --              --             --              --
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)                --              --             --              --

LORD ABBETT SERIES FUND, INC
   (Class VC):
   Growth and Income Portfolio             55,236   $       14.33            199   $       11.12
   Mid Cap Value Portfolio                     --              --             --              --

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                                27   $       12.51             --   $          --
   BB&T Large Cap Growth VIF
      Portfolio                                --              --             --              --
   BB&T Large Cap VIF Portfolio                51           12.77             --              --
   BB&T Mid Cap Growth VIF
      Portfolio                                29           13.71             --              --
   BB&T Special Opportunities
      Equity VIF Portfolio                  1,478           14.27             --              --
   BB&T Total Return Bond VIF
      Portfolio                                30           10.22             --              --

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                --   $          --             --   $          --
   MTB Large Cap Value Fund II                 --              --             --              --
   MTB Managed Allocation Fund -
      Aggressive Growth II                     --              --             --              --
   MTB Managed Allocation Fund -
      Conservative Growth II                   --              --             --              --
   MTB Managed Allocation Fund -
      Moderate Growth II                       --              --             --              --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)  Offered in Polaris and Polaris II products.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)  Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                  Net Asset Value      Net Asset
Variable Accounts                      Shares        Per Share           Value           Cost
-----------------                    ----------   ---------------   --------------   ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio
      (Class 1)                      15,426,590   $         16.49   $  254,445,546   $215,487,934
   Capital Appreciation Portfolio
      (Class 1)                      15,208,173             45.14      686,565,539    579,355,555
   Government and Quality Bond
      Portfolio (Class 1)            16,103,822             14.63      235,561,335    239,140,583
   Growth Portfolio (Class 1)         9,272,173             29.02      269,082,659    267,767,986
   Natural Resources Portfolio
      (Class 1)                       3,245,359             66.50      215,807,247    100,610,939
   Asset Allocation Portfolio
      (Class 2)                       1,139,601             16.47       18,767,886     15,977,963
   Capital Appreciation Portfolio
      (Class 2)                       3,071,902             44.88      137,862,301     92,518,526
   Government and Quality Bond
      Portfolio (Class 2)             7,695,562             14.62      112,540,289    116,814,696
   Growth Portfolio (Class 2)         2,577,056             29.00       74,723,055     62,158,574
   Natural Resources Portfolio
      (Class 2)                         684,264             66.32       45,378,912     25,487,274
   Asset Allocation Portfolio
      (Class 3)                       1,978,617             16.44       32,536,984     29,714,239
   Capital Appreciation Portfolio
      (Class 3)                      11,741,419             44.72      525,134,261    407,712,471
   Government and Quality Bond
      Portfolio (Class 3)            35,081,586             14.60      512,323,093    524,971,947
   Growth Portfolio (Class 3)         7,597,871             28.95      219,946,773    200,664,344
   Natural Resources Portfolio
      (Class 3)                       2,772,940             66.17      183,482,134    130,238,060

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio
      (Class 1)                       6,588,032   $         13.71   $   90,332,103   $ 80,322,736
   Alliance Growth Portfolio
      (Class 1)                      17,921,657             25.09      449,724,760    463,613,240
   Balanced Portfolio (Class 1)       6,402,795             16.02      102,561,031    106,375,895
   Blue Chip Growth Portfolio
      (Class 1)                       2,175,106              7.96       17,320,910     14,379,003
   Capital Growth Portfolio
      (Class 1)                       1,407,192             10.41       14,641,967     10,746,896
   Cash Management Portfolio
      (Class 1)                      14,384,996             11.50      165,460,160    162,658,733
   Corporate Bond Portfolio
      (Class 1)                      12,256,093             12.15      148,886,276    140,634,778
   Davis Venture Value Portfolio
      (Class 1)                      34,956,478             35.15    1,228,862,194    775,949,470
   "Dogs" of Wall Street Portfolio
      (Class 1)                       3,445,424             12.08       41,626,592     33,470,219
   Emerging Markets Portfolio
      (Class 1)                       6,460,879             22.93      148,129,905     72,197,300
   Equity Opportunities Portfolio
      (Class 1)                       4,477,319             20.20       90,431,454     67,843,480
   Fundamental Growth Portfolio
      (Class 1)                       5,976,317             18.29      109,311,294    117,487,035
   Global Bond Portfolio (Class 1)    6,032,796             11.44       69,041,428     66,793,401
   Global Equities Portfolio
      (Class 1)                       9,084,195             18.72      170,054,640    116,871,425
   Growth Opportunities Portfolio
      (Class 1)                       2,761,476              7.45       20,559,370     16,270,057
   Growth-Income Portfolio
      (Class 1)                      13,030,463             30.25      394,165,485    305,615,274
   High-Yield Bond Portfolio
      (Class 1)                      19,437,714              7.65      148,710,680    139,561,425
   International Diversified
      Equities Portfolio (Class 1)   11,733,016             12.60      147,792,690     95,688,430
   International Growth & Income
      Portfolio (Class 1)            11,833,297             18.85      223,110,787    124,327,547
   Marsico Focused Growth
      Portfolio (Class 1)             3,685,307             14.19       52,310,543     37,109,015
   MFS Massachusetts Investors
      Trust Portfolio (Class 1)       8,239,121             15.52      127,906,640    104,129,732
   MFS Total Return Portfolio
      (Class 1)                      20,555,797             18.98      390,089,133    316,518,047
   Mid-Cap Growth Portfolio
      (Class 1)                       8,150,756             11.32       92,231,678     91,197,965
   Real Estate Portfolio (Class 1)    4,600,356             23.19      106,663,304     69,746,358
   Technology Portfolio (Class 1)     6,473,620              3.24       20,995,599     18,213,709
   Telecom Utility Portfolio
      (Class 1)                       3,013,197             12.58       37,901,090     30,938,603
   Worldwide High Income Portfolio
      (Class 1)                       5,765,903              8.04       46,343,072     47,937,472
   Aggressive Growth Portfolio
      (Class 2)                         924,531             13.63       12,597,979      9,244,865
   Alliance Growth Portfolio
      (Class 2)                       2,475,319             25.03       61,958,754     43,471,621
   Balanced Portfolio (Class 2)       1,050,751             15.98       16,792,859     13,887,122
   Blue Chip Growth Portfolio
      (Class 2)                       1,170,506              7.95        9,304,231      6,859,754
   Capital Growth Portfolio
      (Class 2)                         573,496             10.33        5,926,949      3,797,584
   Cash Management Portfolio
      (Class 2)                       5,108,750             11.47       58,602,962     57,186,915
   Corporate Bond Portfolio
      (Class 2)                       4,084,958             12.12       49,495,621     47,343,275
   Davis Venture Value Portfolio
      (Class 2)                       5,601,721             35.06      196,381,371    119,876,898
   "Dogs" of Wall Street Portfolio
      (Class 2)                       1,261,707             12.05       15,205,475     12,042,915
   Emerging Markets Portfolio
      (Class 2)                       1,375,147             22.82       31,381,456     18,353,069
   Equity Opportunities Portfolio
      (Class 2)                         822,326             20.14       16,562,006     11,828,329
   Foreign Value Portfolio
      (Class 2)                       3,462,108             22.84       79,073,310     45,105,346
   Fundamental Growth Portfolio
      (Class 2)                         372,109             18.23        6,782,265      5,002,984
   Global Bond Portfolio (Class 2)    1,461,985             11.38       16,632,309     16,317,075
   Global Equities Portfolio
      (Class 2)                       1,071,288             18.63       19,956,329     13,058,199
   Growth Opportunities Portfolio
      (Class 2)                       1,200,127              7.37        8,847,949      6,307,556
   Growth-Income Portfolio
      (Class 2)                       1,015,941             30.18       30,658,606     21,233,186
   High-Yield Bond Portfolio
      (Class 2)                       4,454,740              7.63       33,975,789     30,665,333
   International Diversified
      Equities Portfolio (Class 2)    4,881,717             12.51       61,087,521     34,920,249
   International Growth & Income
      Portfolio (Class 2)             2,083,739             18.87       39,316,235     22,051,115
   Marsico Focused Growth
      Portfolio (Class 2)             3,100,296             14.07       43,619,553     29,347,697
   MFS Massachusetts Investors
      Trust Portfolio (Class 2)       1,612,844             15.50       24,995,865     16,321,094
   MFS Total Return Portfolio
      (Class 2)                       6,702,537             18.93      126,881,281    104,102,183
   Mid-Cap Growth Portfolio
      (Class 2)                       3,868,415             11.21       43,360,188     30,881,678
   Real Estate Portfolio (Class 2)    1,226,195             23.09       28,308,581     21,004,283
   Small & Mid Cap Value Portfolio
      (Class 2)                       2,599,687             19.21       49,939,773     37,769,755
   Technology Portfolio (Class 2)     2,595,488              3.22        8,349,341      6,605,417
   Telecom Utility Portfolio
      (Class 2)                         434,666             12.55        5,454,903      4,241,463
   Worldwide High Income Portfolio
      (Class 2)                         879,595              8.00        7,035,293      6,501,645
   Aggressive Growth Portfolio
      (Class 3)                       1,505,343             13.56       20,410,721     17,616,953
   Alliance Growth Portfolio
      (Class 3)                       9,979,113             24.96      249,032,883    198,036,657
   American Funds Asset Allocation
      SAST Portfolio (Class 3)        1,119,765             11.59       12,976,487     12,525,301
   American Funds Global Growth
      SAST Portfolio (Class 3)        3,526,502             12.44       43,880,500     41,144,357
   American Funds Growth SAST
      Portfolio (Class 3)             4,544,612             12.32       56,003,512     52,521,207
   American Funds Growth-Income
      SAST Portfolio (Class 3)        4,645,465             11.91       55,329,639     53,133,982
   Balanced Portfolio (Class 3)       1,102,702             15.95       17,586,560     15,322,493
   Blue Chip Growth Portfolio
      (Class 3)                       1,981,620              7.93       15,710,923     13,102,072
   Capital Growth Portfolio
      (Class 3)                       2,358,164             10.30       24,292,053     22,245,905
   Cash Management Portfolio
      (Class 3)                      19,949,173             11.45      228,363,908    222,771,038
   Corporate Bond Portfolio
      (Class 3)                      27,091,369             12.09      327,526,148    320,036,314
   Davis Venture Value Portfolio
      (Class 3)                      19,518,599             34.98      682,705,181    526,830,551
   "Dogs" of Wall Street Portfolio
      (Class 3)                       1,548,015             12.03       18,618,353     16,566,302
   Emerging Markets Portfolio
      (Class 3)                       6,328,396             22.76      144,029,499    103,451,813
   Equity Opportunities Portfolio
      (Class 3)                       3,077,255             20.09       61,836,417     49,564,124
   Foreign Value Portfolio
      (Class 3)                      19,848,652             22.81      452,709,940    294,968,246
   Fundamental Growth Portfolio
      (Class 3)                       2,048,803             18.16       37,207,855     34,573,526
   Global Bond Portfolio (Class 3)    5,867,496             11.34       66,521,628     65,543,451
   Global Equities Portfolio
      (Class 3)                       1,904,264             18.57       35,365,363     26,302,965
   Growth Opportunities Portfolio
      (Class 3)                       6,375,489              7.34       46,772,164     38,350,896
   Growth-Income Portfolio
      (Class 3)                         825,124             30.11       24,847,491     19,598,439
   High-Yield Bond Portfolio
      (Class 3)                      11,426,791              7.61       86,979,566     83,513,674
   International Diversified
      Equities Portfolio (Class 3)   25,621,800             12.49      319,963,480    213,382,294
   International Growth & Income
      Portfolio (Class 3)            10,935,273             18.83      205,925,448    164,376,081

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                  Net Asset Value      Net Asset
Variable Accounts                      Shares        Per Share           Value           Cost
-----------------                    ----------   ---------------   --------------   ------------
SUNAMERICA SERIES TRUST
   (continued):
   Marsico Focused Growth
      Portfolio (Class 3)             3,178,075   $         14.00   $   44,486,048   $ 34,576,914
   MFS Massachusetts Investors
      Trust Portfolio (Class 3)       3,570,085             15.47       55,213,428     39,001,645
   MFS Total Return Portfolio
      (Class 3)                      17,281,484             18.89      326,490,066    293,569,680
   Mid-Cap Growth Portfolio
      (Class 3)                       8,074,935             11.15       90,053,704     68,510,672
   Real Estate Portfolio (Class 3)    5,763,565             23.02      132,684,974    124,877,340
   Small & Mid Cap Value Portfolio
      (Class 3)                      16,191,375             19.16      310,250,429    261,683,511
   Small Company Value Portfolio
      (Class 3)                       3,180,470             17.58       55,918,919     56,312,474
   Technology Portfolio (Class 3)     5,571,354              3.20       17,836,316     14,760,846
   Telecom Utility Portfolio
      (Class 3)                         362,115             12.52        4,535,428      4,246,905
   Worldwide High Income Portfolio
      (Class 3)                         377,257              7.98        3,009,610      2,906,581

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                24,829,086   $         14.67   $  364,242,694   $303,732,343
   Growth and Income Portfolio       24,661,010             21.98      542,048,993    453,009,126
   Strategic Growth Portfolio           877,789             33.08       29,037,248     21,645,305

PRINCIPAL VARIABLE CONTRACTS FUND,
   INC.:
   Diversified International
      Account (Class 1)                 244,456   $         22.06   $    5,392,689   $  5,067,226
   Equity Income Account I
      (Class 1)                       3,269,643             19.90       65,065,896     53,013,437
   Growth Account (Class 1)             110,295             17.27        1,904,792      1,309,129
   Income Account (Class 1)           1,638,884             10.20       16,716,621     17,301,575
   LargeCap Blend Account
      (Class 1)                         696,935             13.07        9,108,938      6,956,041
   MidCap Stock Account (Class 1)       434,146             16.95        7,358,768      6,616,051
   Money Market Account (Class 1)     4,403,818              1.00        4,403,818      4,403,818
   Mortgage Securities Account
      (Class 1)                         937,128             10.19        9,549,335      9,996,456
   Real Estate Securities Account
      (Class 1)                          71,919             21.59        1,552,726      2,022,735
   SAM Balanced Portfolio
      (Class 1)                       9,739,025             19.23      187,281,449    142,094,373
   SAM Conservative Balanced
      Portfolio (Class 1)             1,327,959             13.02       17,290,023     14,744,558
   SAM Conservative Growth
      Portfolio (Class 1)             3,819,699             21.41       81,779,763     55,766,755
   SAM Flexible Income Portfolio
      (Class 1)                       2,199,192             14.22       31,272,504     29,110,237
   SAM Strategic Growth Portfolio
      (Class 1)                       1,018,796             24.29       24,746,565     16,727,963
   Short-Term Income Account
      (Class 1)                       1,380,848              2.48        3,424,502      3,547,117
   SmallCap Growth Account
      (Class 1)                         155,547             11.98        1,863,458      1,389,394
   SmallCap Value Account
      (Class 1)                          19,737             17.04          336,313        393,495
   West Coast Equity Account
      (Class 1)                       1,292,897             25.44       32,891,301     25,262,115
   Diversified International
      Account (Class 2)                 258,137             22.11        5,707,402      5,436,470
   Equity Income Account I
      (Class 2)                       2,930,700             19.76       57,910,639     49,318,520
   Growth Account (Class 2)              63,113             17.27        1,089,969        765,600
   Income Account (Class 2)           1,259,260             10.14       12,768,901     13,386,062
   LargeCap Blend Account
      (Class 2)                         261,894             13.08        3,425,571      2,774,529
   MidCap Stock Account (Class 2)       202,407             16.83        3,406,507      3,160,972
   Money Market Account (Class 2)     4,379,102              1.00        4,379,102      4,379,102
   Mortgage Securities Account
      (Class 2)                         334,272             10.19        3,406,230      3,554,813
   Real Estate Securities Account
      (Class 2)                          79,574             21.61        1,719,586      2,284,026
   SAM Balanced Portfolio
      (Class 2)                       7,974,525             19.11      152,393,166    120,887,476
   SAM Conservative Balanced
      Portfolio (Class 2)             1,558,960             12.92       20,141,758     18,044,320
   SAM Conservative Growth
      Portfolio (Class 2)             3,411,994             21.27       72,573,104     55,008,554
   SAM Flexible Income Portfolio
      (Class 2)                       3,297,251             14.13       46,590,162     44,337,391
   SAM Strategic Growth Portfolio
      (Class 2)                       1,321,741             24.16       31,933,256     24,567,877
   Short-Term Income Account
      (Class 2)                       1,092,263              2.47        2,697,889      2,790,511
   SmallCap Growth Account
      (Class 2)                          74,097             11.96          886,200        713,502
   SmallCap Value Account
      (Class 2)                          15,148             17.04          258,129        305,092
   West Coast Equity Account
      (Class 2)                         519,433             25.30       13,141,657     10,258,987

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST (Class A):
   Columbia Asset Allocation Fund,
      Variable Series                    94,855   $         15.30   $    1,451,277   $  1,412,934
   Columbia Large Cap Value Fund,
      Variable Series                   429,875             19.49        8,378,257      7,160,306
   Columbia Small Company Growth
      Fund, Variable Series             296,523             14.87        4,409,301      3,358,250

COLUMBIA FUNDS VARIABLE INSURANCE
   TRUST I:
   Columbia High Yield Fund,
      Variable Series (Class A)       2,628,709   $         11.18     $ 29,388,966   $ 27,778,874
   Columbia Marsico Focused
      Equities Fund, Variable
      Series (Class A)                3,862,572             22.81       88,105,260     63,424,544
   Columbia Marsico Growth Fund,
      Variable Series (Class A)         354,186             22.06        7,813,342      5,343,847
   Columbia Marsico 21st Century
      Fund, Variable Series
      (Class A)                         174,635             14.48        2,528,721      1,668,495
   Columbia Mid Cap Growth Fund,
      Variable Series (Class A)         277,665              8.55        2,374,032      2,014,943
   Columbia Marsico International
      Opportunities Fund, Variable
      Series (Class B)                  373,312             24.96        9,317,867      5,770,807

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)    8,304,163   $         19.35   $  160,685,551   $123,480,893
   Global Growth Fund (Class 2)      24,114,030             25.28      609,602,670    446,839,776
   Growth Fund (Class 2)             12,873,928             69.30      892,163,183    671,046,853
   Growth-Income Fund (Class 2)      18,839,353             45.18      851,161,964    667,363,252
   Asset Allocation Fund (Class 3)    3,901,015             19.47       75,952,756     66,487,745
   Cash Management Fund (Class 3)     1,556,684             11.66       18,150,933     18,132,014
   Growth Fund (Class 3)              6,530,512             69.82      455,960,349    395,787,831
   Growth-Income Fund (Class 3)       9,817,207             45.46      446,290,221    401,148,033
   High-Income Bond Fund (Class 3)    2,444,016             12.56       30,696,841     34,172,772
   International Fund (Class 3)       5,095,474             24.71      125,909,165     94,030,060
   U.S. Government/AAA-Rated
      Securities Fund (Class 3)       2,478,467             11.80       29,245,914     31,452,587

LORD ABBETT SERIES FUND, INC.
   (Class VC):
   Growth and Income Portfolio        8,786,257   $         31.50   $  276,767,080   $228,219,430
   Mid Cap Value Portfolio            3,908,116             23.33       91,176,336     71,630,004

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF
      Portfolio                         459,112   $         11.05   $    5,073,193   $  5,130,229
   BB&T Large Cap Growth VIF
      Portfolio                               0                --                0              0
   BB&T Large Cap VIF Portfolio         249,519             15.33        3,825,133      4,033,119
   BB&T Mid Cap Growth VIF
      Portfolio                         233,059             17.47        4,071,541      3,699,376
   BB&T Special Opportunities
      Equity VIF Portfolio              530,195             16.21        8,594,459      8,139,553
   BB&T Total Return Bond VIF
      Portfolio                         770,368              9.82        7,565,017      7,527,065

MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II              18   $         12.36   $          218   $        198
   MTB Large Cap Value Fund II               16             12.62              204            200
   MTB Managed Allocation Fund -
      Aggressive Growth II                   16             13.07              215            198
   MTB Managed Allocation Fund -
      Conservative Growth II                 19             10.85              209            202
   MTB Managed Allocation Fund -
      Moderate Growth II                     18             11.57              212            199

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                                   Capital    Government and
                                             Asset Allocation   Appreciation   Quality Bond                     Natural Resources
                                                Portfolio         Portfolio     Portfolio     Growth Portfolio      Portfolio
                                                (Class 1)         (Class 1)     (Class 1)         (Class 1)         (Class 1)
                                             ----------------  -------------  --------------  ----------------  -----------------
Investment income:
   Dividends                                   $  7,114,751    $   2,214,527   $  9,154,140     $  1,848,803      $   2,204,949
                                               ------------    -------------   ------------     ------------      -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (3,021,482)      (7,506,049)    (2,836,971)      (3,164,366)        (2,184,262)
                                               ------------    -------------   ------------     ------------      -------------
Net investment income (loss)                      4,093,269       (5,291,522)     6,317,169       (1,315,563)            20,687
                                               ------------    -------------   ------------     ------------      -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     48,830,673      139,079,841     47,718,368       66,669,907         35,382,006
   Cost of shares sold                          (40,603,559)    (118,645,012)   (47,748,460)     (62,910,008)       (16,877,641)
                                               ------------    -------------   ------------     ------------      -------------
Net realized gains (losses) from securities
   transactions                                   8,227,114       20,434,829        (30,092)       3,759,899         18,504,365
Realized gain distributions                       8,772,276       72,465,587              0       28,098,609          9,683,121
                                               ------------    -------------   ------------     ------------      -------------
Net realized gains (losses)                      16,999,390       92,900,416        (30,092)      31,858,508         28,187,486
                                               ------------    -------------   ------------     ------------      -------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           39,827,387       56,206,239     (2,511,972)      (1,261,333)        89,466,512
   End of period                                 38,957,612      107,209,984     (3,579,248)       1,314,673        115,196,308
                                               ------------    -------------   ------------     ------------      -------------
Change in net unrealized appreciation
   (depreciation) of investments                   (869,775)      51,003,745     (1,067,276)       2,576,006         25,729,796
                                               ------------    -------------   ------------     ------------      -------------
Increase (decrease) in net assets from
   operations                                  $ 20,222,884    $ 138,612,639   $  5,219,801     $ 33,118,951      $  53,937,969
                                               ============    =============   ============     ============      =============

                                                                  Capital    Government and
                                             Asset Allocation  Appreciation   Quality Bond
                                                 Portfolio      Portfolio       Portfolio    Growth Portfolio
                                                 (Class 2)      (Class 2)       (Class 2)        (Class 2)
                                             ----------------  ------------  --------------  ----------------
Investment income:
   Dividends                                    $   494,987    $    288,602   $  4,127,107     $    414,213
                                                -----------    ------------   ------------     ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (217,710)     (1,488,531)    (1,331,739)        (878,681)
                                                -----------    ------------   ------------     ------------
Net investment income (loss)                        277,277      (1,199,929)     2,795,368         (464,468)
                                                -----------    ------------   ------------     ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      2,328,863      20,772,994     15,584,166       13,070,464
   Cost of shares sold                           (1,870,723)    (13,244,478)   (15,982,395)     (10,053,471)
                                                -----------    ------------   ------------     ------------
Net realized gains (losses) from securities
   transactions                                     458,140       7,528,516       (398,229)       3,016,993
Realized gain distributions                         640,960      14,614,263              0        7,797,916
                                                -----------    ------------   ------------     ------------
Net realized gains (losses)                       1,099,100      22,142,779       (398,229)      10,814,909
                                                -----------    ------------   ------------     ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            2,806,320      39,306,534     (4,144,174)      14,000,343
   End of period                                  2,789,923      45,343,775     (4,274,407)      12,564,481
                                                -----------    ------------   ------------     ------------
Change in net unrealized appreciation
   (depreciation) of investments                    (16,397)      6,037,241       (130,233)      (1,435,862)
                                                -----------    ------------   ------------     ------------
Increase (decrease) in net assets from
   operations                                   $ 1,359,980    $ 26,980,091   $  2,266,906     $  8,914,579
                                                ===========    ============   ============     ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                     Capital    Government and
                                             Natural Resources  Asset Allocation  Appreciation   Quality Bond
                                                 Portfolio          Portfolio      Portfolio      Portfolio     Growth Portfolio
                                                 (Class 2)          (Class 3)      (Class 3)      (Class 3)         (Class 3)
                                             -----------------  ----------------  ------------  --------------  ----------------
Investment income:
   Dividends                                     $   417,764       $   831,699    $    719,459   $ 18,122,385     $  1,024,220
                                                 -----------       -----------    ------------   ------------     ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (473,903)         (377,820)     (5,389,836)    (5,316,653)      (2,417,559)
                                                 -----------       -----------    ------------   ------------     ------------
Net investment income (loss)                         (56,139)          453,879      (4,670,377)    12,805,732       (1,393,339)
                                                 -----------       -----------    ------------   ------------     ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      10,431,155         3,081,848      31,408,853     19,307,448       15,779,943
   Cost of shares sold                            (5,860,192)       (2,705,040)    (23,165,459)   (19,599,293)     (13,490,281)
                                                 -----------       -----------    ------------   ------------     ------------
Net realized gains (losses) from securities
   transactions                                    4,570,963           376,808       8,243,394       (291,845)       2,289,662
   Realized gain distributions                     2,046,511         1,111,925      55,667,584              0       22,778,681
                                                 -----------       -----------    ------------   ------------     ------------
Net realized gains (losses)                        6,617,474         1,488,733      63,910,978       (291,845)      25,068,343
                                                 -----------       -----------    ------------   ------------     ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            15,105,797         2,547,444      79,163,078     (9,296,392)      19,228,053
   End of period                                  19,891,638         2,822,745     117,421,790    (12,648,854)      19,282,429
                                                 -----------       -----------    ------------   ------------     ------------
Change in net unrealized appreciation
   (depreciation) of investments                   4,785,841           275,301      38,258,712     (3,352,462)          54,376
                                                 -----------       -----------    ------------   ------------     ------------
Increase (decrease) in net assets from
   operations                                    $11,347,176       $ 2,217,913    $ 97,499,313   $  9,161,425     $ 23,729,380
                                                 ===========       ===========    ============   ============     ============

                                                Natural
                                               Resources   Aggressive Growth  Alliance Growth     Balanced
                                               Portfolio       Portfolio         Portfolio       Portfolio
                                               (Class 3)       (Class 1)         (Class 1)       (Class 1)
                                             ------------  -----------------  ---------------  ------------
Investment income:
   Dividends                                 $  1,554,389     $          0     $           0   $          0
                                             ------------     ------------     -------------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,700,739)      (1,144,312)       (5,327,969)    (1,251,653)
                                             ------------     ------------     -------------   ------------
Net investment income (loss)                     (146,350)      (1,144,312)       (5,327,969)    (1,251,653)
                                             ------------     ------------     -------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   16,839,950       31,944,564       128,519,322     24,607,065
   Cost of shares sold                        (11,905,492)     (28,525,748)     (145,263,163)   (26,420,565)
                                             ------------     ------------     -------------   ------------
Net realized gains (losses) from securities
   transactions                                 4,934,458        3,418,816       (16,743,841)    (1,813,500)
   Realized gain distributions                  8,210,288                0                 0              0
                                             ------------     ------------     -------------   ------------
Net realized gains (losses)                    13,144,746        3,418,816       (16,743,841)    (1,813,500)
                                             ------------     ------------     -------------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         25,467,708        4,125,812       (89,913,326)   (12,938,481)
   End of period                               53,244,074       10,009,367       (13,888,480)    (3,814,864)
                                             ------------     ------------     -------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments               27,776,366        5,883,555        76,024,846      9,123,617
                                             ------------     ------------     -------------   ------------
Increase (decrease) in net assets from
   operations                                $ 40,774,762     $  8,158,059     $  53,953,036   $  6,058,464
                                             ============     ============     =============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                             Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                                Portfolio         Portfolio       Portfolio        Portfolio    Value Portfolio
                                                (Class 1)         (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                             ----------------  --------------  ---------------  --------------  ---------------
Investment income:
   Dividends                                    $         0     $         0     $           0    $          0    $           0
                                                -----------     -----------     -------------    ------------    -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (192,798)       (162,541)       (1,827,857)     (1,750,233)     (14,950,350)
                                                -----------     -----------     -------------    ------------    -------------
Net investment income (loss)                       (192,798)       (162,541)       (1,827,857)     (1,750,233)     (14,950,350)
                                                -----------     -----------     -------------    ------------    -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      4,415,518       3,462,710       154,955,193      19,076,459      245,435,400
   Cost of shares sold                           (3,911,336)     (2,726,950)     (150,636,714)    (18,254,635)    (161,296,818)
                                                -----------     -----------     -------------    ------------    -------------
Net realized gains (losses) from securities
   transactions                                     504,182         735,760         4,318,479         821,824       84,138,582
Realized gain distributions                               0               0                 0               0                0
                                                -----------     -----------     -------------    ------------    -------------
Net realized gains (losses)                         504,182         735,760         4,318,479         821,824       84,138,582
                                                -----------     -----------     -------------    ------------    -------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            1,177,785       2,448,793         1,503,913       4,234,601      439,047,104
   End of period                                  2,941,907       3,895,071         2,801,427       8,251,498      452,912,724
                                                -----------     -----------     -------------    ------------    -------------
Change in net unrealized appreciation
   (depreciation) of investments                  1,764,122       1,446,278         1,297,514       4,016,897       13,865,620
                                                -----------     -----------     -------------    ------------    -------------
Increase (decrease) in net assets from
   operations                                   $ 2,075,506     $ 2,019,497     $   3,788,136    $  3,088,488    $  83,053,852
                                                ===========     ===========     =============    ============    =============

                                                                                     Equity
                                              "Dogs" of Wall   Emerging Markets  Opportunities    Fundamental
                                             Street Portfolio     Portfolio        Portfolio    Growth Portfolio
                                                 (Class 1)        (Class 1)        (Class 1)       (Class 1)
                                             ----------------  ----------------  -------------  ----------------
Investment income:
   Dividends                                   $          0      $          0    $          0     $          0
                                               ------------      ------------    ------------     ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (547,861)       (1,497,620)     (1,116,245)      (1,299,323)
                                               ------------      ------------    ------------     ------------
Net investment income (loss)                       (547,861)       (1,497,620)     (1,116,245)      (1,299,323)
                                               ------------      ------------    ------------     ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     14,665,556        29,778,352      23,670,713       28,020,108
   Cost of shares sold                          (11,776,414)      (16,838,314)    (18,539,432)     (32,956,614)
                                               ------------      ------------    ------------     ------------
Net realized gains (losses) from securities
   transactions                                   2,889,142        12,940,038       5,131,281       (4,936,506)
Realized gain distributions                               0                 0               0                0
                                               ------------      ------------    ------------     ------------
Net realized gains (losses)                       2,889,142        12,940,038       5,131,281       (4,936,506)
                                               ------------      ------------    ------------     ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            9,868,115        48,841,908      22,458,586      (25,981,736)
   End of period                                  8,156,373        75,932,605      22,587,974       (8,175,741)
                                               ------------      ------------    ------------     ------------
Change in net unrealized appreciation
   (depreciation) of investments                 (1,711,742)       27,090,697         129,388       17,805,995
                                               ------------      ------------    ------------     ------------
Increase (decrease) in net assets from
   operations                                  $    629,539      $ 38,533,115    $  4,144,424     $ 11,570,166
                                               ============      ============    ============     ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                                                               Growth
                                              Global Bond  Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                               Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                               (Class 1)      (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                             ------------  ---------------  -------------  -------------  ---------------
Investment income:
   Dividends                                 $          0   $          0     $         0   $          0    $          0
                                             ------------   ------------     -----------   ------------    ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (731,847)    (1,964,871)       (231,852)    (4,756,316)     (1,869,768)
                                             ------------   ------------     -----------   ------------    ------------
Net investment income (loss)                     (731,847)    (1,964,871)       (231,852)    (4,756,316)     (1,869,768)
                                             ------------   ------------     -----------   ------------    ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   11,724,179     31,976,513       7,570,205    105,659,368      70,044,732
   Cost of shares sold                        (11,889,075)   (23,430,115)     (6,492,207)   (87,974,020)    (65,212,789)
                                             ------------   ------------     -----------   ------------    ------------
Net realized gains (losses) from securities
   transactions                                  (164,896)     8,546,398       1,077,998     17,685,348       4,831,943
Realized gain distributions                             0              0               0              0               0
                                             ------------   ------------     -----------   ------------    ------------
Net realized gains (losses)                      (164,896)     8,546,398       1,077,998     17,685,348       4,831,943
                                             ------------   ------------     -----------   ------------    ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         (1,771,186)    38,475,420       1,721,578     61,285,687      10,699,345
   End of period                                2,248,027     53,183,215       4,289,313     88,550,211       9,149,255
                                             ------------   ------------     -----------   ------------    ------------
Change in net unrealized appreciation
   (depreciation) of investments                4,019,213     14,707,795       2,567,735     27,264,524      (1,550,090)
                                             ------------   ------------     -----------   ------------    ------------
Increase (decrease) in net assets from
   operations                                $  3,122,470   $ 21,289,322     $ 3,413,881   $ 40,193,556    $  1,412,085
                                             ============   ============     ===========   ============    ============

                                             International
                                              Diversified    International                     MFS Massachusetts
                                               Equities     Growth & Income   Marsico Focused   Investors Trust
                                               Portfolio       Portfolio     Growth Portfolio      Portfolio
                                               (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                             -------------  ---------------  ----------------  -----------------
Investment income:
   Dividends                                 $          0    $          0      $          0      $          0
                                             ------------    ------------      ------------      ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,677,645)     (2,610,428)         (626,178)       (1,537,339)
                                             ------------    ------------      ------------      ------------
Net investment income (loss)                   (1,677,645)     (2,610,428)         (626,178)       (1,537,339)
                                             ------------    ------------      ------------      ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   34,879,714      41,662,335        19,254,430        29,278,787
   Cost of shares sold                        (23,502,138)    (24,152,916)      (14,393,569)      (25,471,144)
                                             ------------    ------------      ------------      ------------
Net realized gains (losses) from securities
   transactions                                11,377,576      17,509,419         4,860,861         3,807,643
Realized gain distributions                             0               0                 0                 0
                                             ------------    ------------      ------------      ------------
Net realized gains (losses)                    11,377,576      17,509,419         4,860,861         3,807,643
                                             ------------    ------------      ------------      ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         41,123,150      89,717,001        13,351,440        12,924,298
   End of period                               52,104,260      98,783,240        15,201,528        23,776,908
                                             ------------    ------------      ------------      ------------
Change in net unrealized appreciation
   (depreciation) of investments               10,981,110       9,066,239         1,850,088        10,852,610
                                             ------------    ------------      ------------      ------------
Increase (decrease) in net assets from
   operations                                $ 20,681,041    $ 23,965,230      $  6,084,771      $ 13,122,914
                                             ============    ============      ============      ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                             MFS Total Return  Mid-Cap Growth   Real Estate   Technology  Telecom Utility
                                                Portfolio         Portfolio      Portfolio    Portfolio      Portfolio
                                                (Class 1)         (Class 1)      (Class 1)    (Class 1)      (Class 1)
                                             ----------------  --------------  ------------  -----------  ---------------
Investment income:
   Dividends                                   $          0     $          0   $          0  $         0   $          0
                                               ------------     ------------   ------------  -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (4,753,392)      (1,081,117)    (1,579,556)    (186,831)      (452,274)
                                               ------------     ------------   ------------  -----------   ------------
Net investment income (loss)                     (4,753,392)      (1,081,117)    (1,579,556)    (186,831)      (452,274)
                                               ------------     ------------   ------------  -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     66,374,098       27,649,907     46,514,358    4,071,759     12,573,128
   Cost of shares sold                          (54,903,998)     (30,030,250)   (28,552,341)  (4,139,998)   (10,634,769)
                                               ------------     ------------   ------------  -----------   ------------
Net realized gains (losses) from securities
   transactions                                  11,470,100       (2,380,343)    17,962,017      (68,239)     1,938,359
Realized gain distributions                               0                0              0            0              0
                                               ------------     ------------   ------------  -----------   ------------
Net realized gains (losses)                      11,470,100       (2,380,343)    17,962,017      (68,239)     1,938,359
                                               ------------     ------------   ------------  -----------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           61,452,810      (16,658,157)    61,117,508     (697,862)     3,127,569
   End of period                                 73,571,086        1,033,713     36,916,946    2,781,890      6,962,487
                                               ------------     ------------   ------------  -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                 12,118,276       17,691,870    (24,200,562)   3,479,752      3,834,918
                                               ------------     ------------   ------------  -----------   ------------
Increase (decrease) in net assets from
   operations                                  $ 18,834,984     $ 14,230,410   $ (7,818,101) $ 3,224,682   $  5,321,003
                                               ============     ============   ============  ===========   ============

                                              Worldwide High   Aggressive Growth  Alliance Growth    Balanced
                                             Income Portfolio      Portfolio         Portfolio      Portfolio
                                                 (Class 1)         (Class 2)         (Class 2)      (Class 2)
                                             ----------------  -----------------  ---------------  -----------
Investment income:
   Dividends                                   $          0       $         0      $          0    $         0
                                               ------------       -----------      ------------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (563,348)         (159,182)         (717,150)      (204,199)
                                               ------------       -----------      ------------    -----------
Net investment income (loss)                       (563,348)         (159,182)         (717,150)      (204,199)
                                               ------------       -----------      ------------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     10,226,719         3,650,742        12,632,869      3,069,881
   Cost of shares sold                          (10,853,564)       (2,571,588)       (9,573,658)    (2,600,296)
                                               ------------       -----------      ------------    -----------
Net realized gains (losses) from securities
   transactions                                    (626,845)        1,079,154         3,059,211        469,585
Realized gain distributions                               0                 0                 0              0
                                               ------------       -----------      ------------    -----------
Net realized gains (losses)                        (626,845)        1,079,154         3,059,211        469,585
                                               ------------       -----------      ------------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           (4,428,352)        3,318,228        13,734,994      2,257,734
   End of period                                 (1,594,400)        3,353,114        18,487,133      2,905,737
                                               ------------       -----------      ------------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                  2,833,952            34,886         4,752,139        648,003
                                               ------------       -----------      ------------    -----------
Increase (decrease) in net assets from
   operations                                  $  1,643,759       $   954,858      $  7,094,200    $   913,389
                                               ============       ===========      ============    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                             Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                                Portfolio         Portfolio       Portfolio        Portfolio    Value Portfolio
                                                (Class 2)         (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                             ----------------  --------------  ---------------  --------------  ---------------
Investment income:
   Dividends                                   $         0       $        0     $          0     $         0     $          0
                                               -----------       ----------     ------------     -----------     ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (112,788)         (66,280)        (656,125)       (582,627)      (2,354,908)
                                               -----------       ----------     ------------     -----------     ------------
Net investment income (loss)                      (112,788)         (66,280)        (656,125)       (582,627)      (2,354,908)
                                               -----------       ----------     ------------     -----------     ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,115,485        1,369,689       41,855,517       7,097,893       29,010,740
   Cost of shares sold                          (1,660,684)        (939,497)     (40,602,216)     (6,872,890)     (17,997,153)
                                               -----------       ----------     ------------     -----------     ------------
Net realized gains (losses) from securities
   transactions                                    454,801          430,192        1,253,301         225,003       11,013,587
Realized gain distributions                              0                0                0               0                0
                                               -----------       ----------     ------------     -----------     ------------
Net realized gains (losses)                        454,801          430,192        1,253,301         225,003       11,013,587
                                               -----------       ----------     ------------     -----------     ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           1,607,732        1,686,305          752,130         843,636       72,697,221
   End of period                                 2,444,477        2,129,365        1,416,047       2,152,346       76,504,473
                                               -----------       ----------     ------------     -----------     ------------
Change in net unrealized appreciation
   (depreciation) of investments                   836,745          443,060          663,917       1,308,710        3,807,252
                                               -----------       ----------     ------------     -----------     ------------
Increase (decrease) in net assets from
   operations                                  $ 1,178,758       $  806,972     $  1,261,093     $   951,086     $ 12,465,931
                                               ===========       ==========     ============     ===========     ============

                                                                                     Equity
                                              "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value
                                             Street Portfolio     Portfolio        Portfolio      Portfolio
                                                 (Class 2)        (Class 2)        (Class 2)      (Class 2)
                                             ----------------  ----------------  -------------  -------------
Investment income:
   Dividends                                   $         0       $          0     $         0   $          0
                                               -----------       ------------     -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (196,853)          (309,485)       (202,750)      (909,050)
                                               -----------       ------------     -----------   ------------
Net investment income (loss)                      (196,853)          (309,485)       (202,750)      (909,050)
                                               -----------       ------------     -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     4,040,307          5,977,543       3,516,640     11,800,956
   Cost of shares sold                          (3,165,590)        (3,932,780)     (2,560,426)    (7,030,915)
                                               -----------       ------------     -----------   ------------
Net realized gains (losses) from securities
   transactions                                    874,717          2,044,763         956,214      4,770,041
Realized gain distributions                              0                  0               0              0
                                               -----------       ------------     -----------   ------------
Net realized gains (losses)                        874,717          2,044,763         956,214      4,770,041
                                               -----------       ------------     -----------   ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           3,640,181          6,979,626       4,771,317     28,343,128
   End of period                                 3,162,560         13,028,387       4,733,677     33,967,964
                                               -----------       ------------     -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                  (477,621)         6,048,761         (37,640)     5,624,836
                                               -----------       ------------     -----------   ------------
Increase (decrease) in net assets from
   operations                                  $   200,243       $  7,784,039     $   715,824   $  9,485,827
                                               ===========       ============     ===========   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                 Growth
                                                Fundamental    Global Bond  Global Equities  Opportunities  Growth-Income
                                             Growth Portfolio   Portfolio      Portfolio       Portfolio      Portfolio
                                                 (Class 2)      (Class 2)      (Class 2)       (Class 2)      (Class 2)
                                             ----------------  -----------  ---------------  -------------  -------------
Investment income:
   Dividends                                   $         0     $         0    $         0     $         0    $         0
                                               -----------     -----------    -----------     -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (80,313)       (189,232)      (224,319)       (100,818)      (369,909)
                                               -----------     -----------    -----------     -----------    -----------
Net investment income (loss)                       (80,313)       (189,232)      (224,319)       (100,818)      (369,909)
                                               -----------     -----------    -----------     -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,478,769       2,593,961      3,645,561       2,349,057      7,455,035
   Cost of shares sold                          (1,171,883)     (2,689,979)    (2,376,522)     (1,847,420)    (5,321,480)
                                               -----------     -----------    -----------     -----------    -----------
Net realized gains (losses) from securities
   transactions                                    306,886         (96,018)     1,269,039         501,637      2,133,555
Realized gain distributions                              0               0              0               0              0
                                               -----------     -----------    -----------     -----------    -----------
Net realized gains (losses)                        306,886         (96,018)     1,269,039         501,637      2,133,555
                                               -----------     -----------    -----------     -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           1,327,545        (770,541)     5,583,119       1,521,206      8,218,764
   End of period                                 1,779,281         315,234      6,898,130       2,540,393      9,425,420
                                               -----------     -----------    -----------     -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                   451,736       1,085,775      1,315,011       1,019,187      1,206,656
                                               -----------     -----------    -----------     -----------    -----------
Increase (decrease) in net assets from
   operations                                  $   678,309     $   800,525    $ 2,359,731     $ 1,420,006    $ 2,970,302
                                               ===========     ===========    ===========     ===========    ===========

                                                                 International     International
                                             High-Yield Bond      Diversified     Growth & Income   Marsico Focused
                                                Portfolio     Equities Portfolio     Portfolio     Growth Portfolio
                                                (Class 2)          (Class 2)         (Class 2)         (Class 2)
                                             ---------------  ------------------  ---------------  ----------------
Investment income:
   Dividends                                   $         0       $         0        $         0      $         0
                                               -----------       -----------        -----------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (434,671)         (687,486)          (460,129)        (498,211)
                                               -----------       -----------        -----------      -----------
Net investment income (loss)                      (434,671)         (687,486)          (460,129)        (498,211)
                                               -----------       -----------        -----------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    11,017,535        10,218,057          7,723,263        7,711,641
   Cost of shares sold                          (9,986,198)       (6,113,400)        (4,427,921)      (5,549,112)
                                               -----------       -----------        -----------      -----------
Net realized gains (losses) from securities
   transactions                                  1,031,337         4,104,657          3,295,342        2,162,529
Realized gain distributions                              0                 0                  0                0
                                               -----------       -----------        -----------      -----------
Net realized gains (losses)                      1,031,337         4,104,657          3,295,342        2,162,529
                                               -----------       -----------        -----------      -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           3,684,778        21,313,855         16,019,442       11,136,820
   End of period                                 3,310,456        26,167,272         17,265,120       14,271,856
                                               -----------       -----------        -----------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (374,322)        4,853,417          1,245,678        3,135,036
                                               -----------       -----------        -----------      -----------
Increase (decrease) in net assets from
   operations                                  $   222,344       $ 8,270,588        $ 4,080,891      $ 4,799,354
                                               ===========       ===========        ===========      ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                             MFS Massachusetts
                                              Investors Trust   MFS Total Return  Mid-Cap Growth  Real Estate  Small & Mid Cap
                                                 Portfolio          Portfolio       Portfolio      Portfolio   Value Portfolio
                                                 (Class 2)          (Class 2)       (Class 2)      (Class 2)      (Class 2)
                                             -----------------  ----------------  --------------  -----------  ---------------
Investment income:
   Dividends                                    $         0       $          0     $         0    $         0    $         0
                                                -----------       ------------     -----------    -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (292,267)        (1,530,761)       (492,930)      (414,706)      (598,366)
                                                -----------       ------------     -----------    -----------    -----------
Net investment income (loss)                       (292,267)        (1,530,761)       (492,930)      (414,706)      (598,366)
                                                -----------       ------------     -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      4,497,061         18,629,068       8,675,058     12,005,469      9,276,048
   Cost of shares sold                           (3,086,843)       (15,491,351)     (6,631,039)    (8,141,338)    (6,965,053)
                                                -----------       ------------     -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions                                   1,410,218          3,137,717       2,044,019      3,864,131      2,310,995
Realized gain distributions                               0                  0               0              0              0
                                                -----------       ------------     -----------    -----------    -----------
Net realized gains (losses)                       1,410,218          3,137,717       2,044,019      3,864,131      2,310,995
                                                -----------       ------------     -----------    -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            7,366,719         18,623,674       7,677,170     12,814,984     10,547,295
   End of period                                  8,674,771         22,779,098      12,478,510      7,304,298     12,170,018
                                                -----------       ------------     -----------    -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                  1,308,052          4,155,424       4,801,340     (5,510,686)     1,622,723
                                                -----------       ------------     -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                                   $ 2,426,003       $  5,762,380     $ 6,352,429    $(2,061,261)   $ 3,335,352
                                                ===========       ============     ===========    ===========    ===========


                                              Technology  Telecom Utility   Worldwide High   Aggressive Growth
                                              Portfolio      Portfolio     Income Portfolio      Portfolio
                                              (Class 2)      (Class 2)         (Class 2)         (Class 3)
                                             -----------  ---------------  ----------------  -----------------
Investment income:
   Dividends                                 $         0    $         0      $         0        $         0
                                             -----------    -----------      -----------        -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (84,047)       (63,844)         (83,143)          (227,101)
                                             -----------    -----------      -----------        -----------
Net investment income (loss)                     (84,047)       (63,844)         (83,143)          (227,101)
                                             -----------    -----------      -----------        -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,084,622      2,035,270        1,263,730          5,251,440
   Cost of shares sold                        (1,850,757)    (1,576,250)      (1,187,814)        (4,214,615)
                                             -----------    -----------      -----------        -----------
Net realized gains (losses) from securities
   transactions                                  233,865        459,020           75,916          1,036,825
Realized gain distributions                            0              0                0                  0
                                             -----------    -----------      -----------        -----------
Net realized gains (losses)                      233,865        459,020           75,916          1,036,825
                                             -----------    -----------      -----------        -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           493,030        911,014          299,763          2,435,444
   End of period                               1,743,924      1,213,440          533,648          2,793,768
                                             -----------    -----------      -----------        -----------
Change in net unrealized appreciation
   (depreciation) of investments               1,250,894        302,426          233,885            358,324
                                             -----------    -----------      -----------        -----------
Increase (decrease) in net assets from
   operations                                $ 1,400,712    $   697,602      $   226,658        $ 1,168,048
                                             ===========    ===========      ===========        ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                               American Funds   American Funds  American Funds  American Funds
                                             Alliance Growth  Asset Allocation   Global Growth    Growth SAST    Growth-Income
                                                Portfolio      SAST Portfolio   SAST Portfolio     Portfolio    SAST Portfolio
                                                (Class 3)         (Class 3)        (Class 3)       (Class 3)      (Class 3)
                                             ---------------  ----------------  --------------  --------------  --------------
Investment income:
   Dividends                                  $          0       $   5,069        $        0      $    7,348      $   13,741
                                              ------------       ---------        ----------      ----------      ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (2,681,364)        (63,593)         (221,279)       (255,192)       (255,245)
                                              ------------       ---------        ----------      ----------      ----------
Net investment income (loss)                    (2,681,364)        (58,524)         (221,279)       (247,844)       (241,504)
                                              ------------       ---------        ----------      ----------      ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    13,943,532         120,009           441,344         618,331         284,542
   Cost of shares sold                         (11,399,771)       (111,983)         (399,971)       (573,333)       (269,742)
                                              ------------       ---------        ----------      ----------      ----------
Net realized gains (losses) from securities
   transactions                                  2,543,761           8,026            41,373          44,998          14,800
Realized gain distributions                              0              58                 0             879           1,014
                                              ------------       ---------        ----------      ----------      ----------
Net realized gains (losses)                      2,543,761           8,084            41,373          45,877          15,814
                                              ------------       ---------        ----------      ----------      ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          24,184,623           5,935            46,969          14,335          15,022
   End of period                                50,996,226         451,186         2,736,143       3,482,305       2,195,657
                                              ------------       ---------        ----------      ----------      ----------
Change in net unrealized appreciation
   (depreciation) of investments                26,811,603         445,251         2,689,174       3,467,970       2,180,635
                                              ------------       ---------        ----------      ----------      ----------
Increase (decrease) in net assets from
   operations                                 $ 26,674,000       $ 394,811        $2,509,268      $3,266,003      $1,954,945
                                              ============       =========        ==========      ==========      ==========


                                              Balanced    Blue Chip Growth  Capital Growth  Cash Management
                                              Portfolio      Portfolio         Portfolio       Portfolio
                                              (Class 3)      (Class 3)         (Class 3)       (Class 3)
                                             -----------  ----------------  --------------  ---------------
Investment income:
   Dividends                                 $         0    $         0      $         0     $           0
                                             -----------    -----------      -----------     -------------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (195,533)      (154,544)        (110,613)       (2,330,535)
                                             -----------    -----------      -----------     -------------
Net investment income (loss)                    (195,533)      (154,544)        (110,613)       (2,330,535)
                                             -----------    -----------      -----------     -------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,230,725      2,436,043        1,579,953       111,028,428
   Cost of shares sold                        (1,958,068)    (2,035,663)      (1,342,028)     (107,771,360)
                                             -----------    -----------      -----------     -------------
Net realized gains (losses) from securities
   transactions                                  272,657        400,380          237,925         3,257,068
Realized gain distributions                            0              0                0                 0
                                             -----------    -----------      -----------     -------------
Net realized gains (losses)                      272,657        400,380          237,925         3,257,068
                                             -----------    -----------      -----------     -------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         1,479,523      1,204,413          412,551         2,297,213
   End of period                               2,264,067      2,608,851        2,046,148         5,592,870
                                             -----------    -----------      -----------     -------------
Change in net unrealized appreciation
   (depreciation) of investments                 784,544      1,404,438        1,633,597         3,295,657
                                             -----------    -----------      -----------     -------------
Increase (decrease) in net assets from
   operations                                $   861,668    $ 1,650,274      $ 1,760,909     $   4,222,190
                                             ===========    ===========      ===========     =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                                      Equity
                                             Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets  Opportunities
                                               Portfolio     Value Portfolio  Street Portfolio      Portfolio       Portfolio
                                               (Class 3)        (Class 3)        (Class 3)          (Class 3)       (Class 3)
                                             --------------  ---------------  ----------------  ----------------  -------------
Investment income:
   Dividends                                  $         0     $          0      $         0        $         0     $         0
                                              -----------     ------------      -----------        -----------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (3,230,747)      (7,540,394)        (229,283)        (1,264,747)       (724,207)
                                              -----------     ------------      -----------        -----------     -----------
Net investment income (loss)                   (3,230,747)      (7,540,394)        (229,283)        (1,264,747)       (724,207)
                                              -----------     ------------      -----------        -----------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    8,801,741       21,963,823        4,546,148         10,605,001       7,153,755
   Cost of shares sold                         (8,690,939)     (16,878,019)      (3,904,207)        (8,066,592)     (5,877,099)
                                              -----------     ------------      -----------        -----------     -----------
Net realized gains (losses) from securities
   transactions                                   110,802        5,085,804          641,941          2,538,409       1,276,656
Realized gain distributions                             0                0                0                  0               0
                                              -----------     ------------      -----------        -----------     -----------
Net realized gains (losses)                       110,802        5,085,804          641,941          2,538,409       1,276,656
                                              -----------     ------------      -----------        -----------     -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           (670,853)     115,924,826        2,307,680          9,423,594      10,269,795
   End of period                                7,489,834      155,874,630        2,052,051         40,577,686      12,272,293
                                              -----------     ------------      -----------        -----------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                8,160,687       39,949,804         (255,629)        31,154,092       2,002,498
                                              -----------     ------------      -----------        -----------     -----------
Increase (decrease) in net assets from
   operations                                 $ 5,040,742     $ 37,495,214      $   157,029        $32,427,754     $ 2,554,947
                                              ===========     ============      ===========        ===========     ===========


                                             Foreign Value     Fundamental    Global Bond  Global Equities
                                               Portfolio    Growth Portfolio   Portfolio      Portfolio
                                               (Class 3)       (Class 3)       (Class 3)      (Class 3)
                                             -------------  ----------------  -----------  ---------------
Investment income:
   Dividends                                 $          0     $         0     $         0    $         0
                                             ------------     -----------     -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (5,078,953)       (162,949)       (642,672)      (375,019)
                                             ------------     -----------     -----------    -----------
Net investment income (loss)                   (5,078,953)       (162,949)       (642,672)      (375,019)
                                             ------------     -----------     -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   40,834,520       1,646,633       5,505,811      4,738,372
   Cost of shares sold                        (27,345,711)     (1,431,078)     (5,810,051)    (3,532,137)
                                             ------------     -----------     -----------    -----------
Net realized gains (losses) from securities
   transactions                                13,488,809         215,555        (304,240)     1,206,235
Realized gain distributions                             0               0               0              0
                                             ------------     -----------     -----------    -----------
Net realized gains (losses)                    13,488,809         215,555        (304,240)     1,206,235
                                             ------------     -----------     -----------    -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        115,464,654         588,793      (3,038,471)     6,124,651
   End of period                              157,741,694       2,634,329         978,177      9,062,398
                                             ------------     -----------     -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments               42,277,040       2,045,536       4,016,648      2,937,747
                                             ------------     -----------     -----------    -----------
Increase (decrease) in net assets from
   operations                                $ 50,686,896     $ 2,098,142     $ 3,069,736    $ 3,768,963
                                             ============     ===========     ===========    ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                            International
                                                Growth                                       Diversified    International
                                             Opportunities  Growth-Income  High-Yield Bond    Equities     Growth & Income
                                               Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                               (Class 3)      (Class 3)       (Class 3)       (Class 3)       (Class 3)
                                             -------------  -------------  ---------------  -------------  ---------------
Investment income:
   Dividends                                  $         0    $         0    $          0    $          0     $         0
                                              -----------    -----------    ------------    ------------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (460,955)      (269,082)     (1,033,952)     (3,358,011)     (1,902,632)
                                              -----------    -----------    ------------    ------------     -----------
Net investment income (loss)                     (460,955)      (269,082)     (1,033,952)     (3,358,011)     (1,902,632)
                                              -----------    -----------    ------------    ------------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    3,150,107      3,833,098      24,955,908      17,966,604       8,083,102
   Cost of shares sold                         (2,731,726)    (3,021,903)    (23,860,062)    (12,288,628)     (6,033,607)
                                              -----------    -----------    ------------    ------------     -----------
Net realized gains (losses) from securities
   transactions                                   418,381        811,195       1,095,846       5,677,976       2,049,495
Realized gain distributions                             0              0               0               0               0
                                              -----------    -----------    ------------    ------------     -----------
Net realized gains (losses)                       418,381        811,195       1,095,846       5,677,976       2,049,495
                                              -----------    -----------    ------------    ------------     -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          1,723,844      3,642,700       3,143,584      68,983,755      25,685,285
   End of period                                8,421,268      5,249,052       3,465,892     106,581,186      41,549,367
                                              -----------    -----------    ------------    ------------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                6,697,424      1,606,352         322,308      37,597,431      15,864,082
                                              -----------    -----------    ------------    ------------     -----------
Increase (decrease) in net assets from
   operations                                 $ 6,654,850    $ 2,148,465    $    384,202    $ 39,917,396     $16,010,945
                                              ===========    ===========    ============    ============     ===========


                                                               MFS Massachusetts
                                              Marsico Focused   Investors Trust   MFS Total Return  Mid-Cap Growth
                                             Growth Portfolio      Portfolio          Portfolio       Portfolio
                                                 (Class 3)         (Class 3)          (Class 3)       (Class 3)
                                             ----------------  -----------------  ----------------  --------------
Investment income:
   Dividends                                   $         0        $         0       $          0     $          0
                                               -----------        -----------       ------------     ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (463,171)          (642,584)        (3,676,943)        (967,934)
                                               -----------        -----------       ------------     ------------
Net investment income (loss)                      (463,171)          (642,584)        (3,676,943)        (967,934)
                                               -----------        -----------       ------------     ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     5,519,562          6,830,684         17,024,727       11,119,793
   Cost of shares sold                          (4,528,527)        (5,060,806)       (15,401,789)      (8,989,680)
                                               -----------        -----------       ------------     ------------
Net realized gains (losses) from securities
   transactions                                    991,035          1,769,878          1,622,938        2,130,113
Realized gain distributions                              0                  0                  0                0
                                               -----------        -----------       ------------     ------------
Net realized gains (losses)                        991,035          1,769,878          1,622,938        2,130,113
                                               -----------        -----------       ------------     ------------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           5,768,580         12,134,902         18,360,455       10,385,848
   End of period                                 9,909,134         16,211,783         32,920,386       21,543,032
                                               -----------        -----------       ------------     ------------
Change in net unrealized appreciation
   (depreciation) of investments                 4,140,554          4,076,881         14,559,931       11,157,184
                                               -----------        -----------       ------------     ------------
Increase (decrease) in net assets from
   operations                                  $ 4,668,418        $ 5,204,175       $ 12,505,926     $ 12,319,363
                                               ===========        ===========       ============     ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                              Real Estate  Small & Mid Cap   Small Company    Technology  Telecom Utility
                                               Portfolio   Value Portfolio  Value Portfolio   Portfolio      Portfolio
                                               (Class 3)      (Class 3)        (Class 3)      (Class 3)      (Class 3)
                                             ------------  ---------------  ---------------  -----------  ---------------
Investment income:
   Dividends                                 $          0   $          0      $         0    $         0     $       0
                                             ------------   ------------      -----------    -----------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,506,287)    (3,428,842)        (465,374)      (159,191)      (30,230)
                                             ------------   ------------      -----------    -----------     ---------
Net investment income (loss)                   (1,506,287)    (3,428,842)        (465,374)      (159,191)      (30,230)
                                             ------------   ------------      -----------    -----------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   14,688,274     22,774,619        1,705,930      3,172,708       987,086
   Cost of shares sold                        (12,691,111)   (18,483,529)      (1,615,708)    (2,884,702)     (845,092)
                                             ------------   ------------      -----------    -----------     ---------
Net realized gains (losses) from securities
   transactions                                 1,997,163      4,291,090           90,222        288,006       141,994
Realized gain distributions                             0              0                0              0             0
                                             ------------   ------------      -----------    -----------     ---------
Net realized gains (losses)                     1,997,163      4,291,090           90,222        288,006       141,994
                                             ------------   ------------      -----------    -----------     ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         17,067,666     33,355,986          255,252        507,171       102,486
   End of period                                7,807,634     48,566,918         (393,555)     3,075,470       288,523
                                             ------------   ------------      -----------    -----------     ---------
Change in net unrealized appreciation
   (depreciation) of investments               (9,260,032)    15,210,932         (648,807)     2,568,299       186,037
                                             ------------   ------------      -----------    -----------     ---------
Increase (decrease) in net assets from
   operations                                $ (8,769,156)  $ 16,073,180      $(1,023,959)   $ 2,697,114     $ 297,801
                                             ============   ============      ===========    ===========     =========

                                              Worldwide High                          Growth and     Strategic Growth
                                             Income Portfolio  Comstock Portfolio  Income Portfolio     Portfolio
                                                 (Class 3)         (Class II)         (Class II)        (Class II)
                                             ----------------  ------------------  ----------------  ----------------
Investment income:
   Dividends                                    $       0         $  5,953,468       $  6,898,201      $         0
                                                ---------         ------------       ------------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (25,641)          (4,433,680)        (6,079,933)        (327,007)
                                                ---------         ------------       ------------      -----------
Net investment income (loss)                      (25,641)           1,519,788            818,268         (327,007)
                                                ---------         ------------       ------------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      460,915           49,240,384         45,067,907        5,150,454
   Cost of shares sold                           (458,620)         (39,763,024)       (35,572,974)      (4,142,808)
                                                ---------         ------------       ------------      -----------
Net realized gains (losses) from securities
   transactions                                     2,295            9,477,360          9,494,933        1,007,646
Realized gain distributions                             0            8,262,305         18,577,931                0
                                                ---------         ------------       ------------      -----------
Net realized gains (losses)                         2,295           17,739,665         28,072,864        1,007,646
                                                ---------         ------------       ------------      -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                             14,487           69,843,114         95,785,356        4,294,500
   End of period                                  103,029           60,510,351         89,039,867        7,391,943
                                                ---------         ------------       ------------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                   88,542           (9,332,763)        (6,745,489)       3,097,443
                                                ---------         ------------       ------------      -----------
Increase (decrease) in net assets from
   operations                                   $  65,196         $  9,926,690       $ 22,145,643      $ 3,778,082
                                                =========         ============       ============      ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                              Diversified
                                             International  Equity Income                                  LargeCap Blend
                                                Account       Account I    Growth Account  Income Account      Account
                                               (Class 1)      (Class 1)      (Class 1)        (Class 1)       (Class 1)
                                             -------------  -------------  --------------  --------------  --------------
Investment income:
   Dividends                                   $ 105,130     $   632,557      $  5,611      $ 1,039,537      $  176,022
                                               ---------     -----------      --------      -----------      ----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                  (44,434)       (698,449)      (18,689)        (179,023)       (102,897)
                                               ---------     -----------      --------      -----------      ----------
Net investment income (loss)                      60,696         (65,892)      (13,078)         860,514          73,125
                                               ---------     -----------      --------      -----------      ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     342,644       5,065,307       111,400        1,666,104       1,154,484
   Cost of shares sold                          (333,028)     (3,961,121)      (81,911)      (1,716,531)       (881,189)
                                               ---------     -----------      --------      -----------      ----------
Net realized gains (losses) from securities
   transactions                                    9,616       1,104,186        29,489          (50,427)        273,295
Realized gain distributions                      867,414       2,941,693             0           24,290         316,894
                                               ---------     -----------      --------      -----------      ----------
Net realized gains (losses)                      877,030       4,045,879        29,489          (26,137)        590,189
                                               ---------     -----------      --------      -----------      ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           578,745      11,601,300       330,674          (98,906)      2,113,614
   End of period                                 325,463      12,052,459       595,663         (584,954)      2,152,897
                                               ---------     -----------      --------      -----------      ----------
Change in net unrealized appreciation
   (depreciation) of investments                (253,282)        451,159       264,989         (486,048)         39,283
                                               ---------     -----------      --------      -----------      ----------
Increase (decrease) in net assets from
   operations                                  $ 684,444     $ 4,431,146      $281,400      $   348,329      $  702,597
                                               =========     ===========      ========      ===========      ==========

                                                                           Mortgage
                                             MidCap Stock  Money Market   Securities      Real Estate
                                                Account       Account      Account    Securities Account
                                               (Class 1)     (Class 1)    (Class 1)        (Class 1)
                                             ------------  ------------  -----------  -------------------
Investment income:
   Dividends                                  $   70,033   $   158,691   $   570,790       $  66,322
                                              ----------   -----------   -----------       ---------
Expenses:
   Charges for distribution, mortality and
   expense risk                                  (84,709)      (47,146)     (115,982)        (20,852)
                                              ----------   -----------   -----------       ---------
Net investment income (loss)                     (14,676)      111,545       454,808          45,470
                                              ----------   -----------   -----------       ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     929,646     2,654,560     2,450,605         485,455
   Cost of shares sold                          (761,618)   (2,654,560)   (2,559,730)       (711,758)
                                              ----------   -----------   -----------       ---------
Net realized gains (losses) from securities
   transactions                                  168,028             0      (109,125)       (226,303)
Realized gain distributions                      497,053             0             0         807,414
                                              ----------   -----------   -----------       ---------
Net realized gains (losses)                      665,081             0      (109,125)        581,111
                                              ----------   -----------   -----------       ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         1,280,208             0      (343,382)        339,407
   End of period                                 742,717             0      (447,121)       (470,009)
                                              ----------   -----------   -----------       ---------
Change in net unrealized appreciation
   (depreciation) of investments                (537,491)            0      (103,739)       (809,416)
                                              ----------   -----------   -----------       ---------
Increase (decrease) in net assets from
   operations                                 $  112,914   $   111,545   $   241,944       $(182,835)
                                              ==========   ===========   ===========       =========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                            SAM Conservative
                                              SAM Balanced      Balanced      SAM Conservative    SAM Flexible     SAM Strategic
                                               Portfolio        Portfolio     Growth Portfolio  Income Portfolio  Growth Portfolio
                                               (Class 1)        (Class 1)         (Class 1)         (Class 1)        (Class 1)
                                             -------------  ----------------  ----------------  ----------------  ----------------
Investment income:
   Dividends                                 $  4,736,547      $   597,920      $ 1,365,794       $ 1,479,622       $   296,052
                                             ------------      -----------      -----------       -----------       -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (2,071,446)        (190,769)        (917,180)         (351,976)         (273,875)
                                             ------------      -----------      -----------       -----------       -----------
Net investment income (loss)                    2,665,101          407,151          448,614         1,127,646            22,177
                                             ------------      -----------      -----------       -----------       -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   17,757,255        1,966,281        7,926,719         3,958,033         2,820,610
   Cost of shares sold                        (13,768,998)      (1,683,358)      (5,554,596)       (3,634,591)       (1,965,388)
                                             ------------      -----------      -----------       -----------       -----------
Net realized gains (losses) from securities
   transactions                                 3,988,257          282,923        2,372,123           323,442           855,222
Realized gain distributions                             0          223,172                0           472,829                 0
                                             ------------      -----------      -----------       -----------       -----------
Net realized gains (losses)                     3,988,257          506,095        2,372,123           796,271           855,222
                                             ------------      -----------      -----------       -----------       -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         38,028,525        2,439,139       21,676,576         2,868,666         6,561,001
   End of period                               45,187,076        2,545,465       26,013,008         2,162,267         8,018,602
                                             ------------      -----------      -----------       -----------       -----------
Change in net unrealized appreciation
   (depreciation) of investments                7,158,551          106,326        4,336,432          (706,399)        1,457,601
                                             ------------      -----------      -----------       -----------       -----------
Increase (decrease) in net assets from
   operations                                $ 13,811,909      $ 1,019,572      $ 7,157,169       $ 1,217,518       $ 2,335,000
                                             ============      ===========      ===========       ===========       ===========


                                               Short-Term    SmallCap Growth   SmallCap Value  West Coast Equity
                                             Income Account      Account           Account          Account
                                                (Class 1)       (Class 1)         (Class 1)        (Class 1)
                                             --------------  ---------------  ---------------  -----------------
Investment income:
   Dividends                                   $ 174,169        $       0        $  5,309         $   230,288
                                               ---------        ---------        --------         -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (39,724)         (20,545)         (3,156)           (347,370)
                                               ---------        ---------        --------         -----------
Net investment income (loss)                     134,445          (20,545)          2,153            (117,082)
                                               ---------        ---------        --------         -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     328,625          301,177          10,738           2,658,002
   Cost of shares sold                          (342,327)        (235,360)        (11,374)         (2,024,682)
                                               ---------        ---------        --------         -----------
Net realized gains (losses) from securities
   transactions                                  (13,702)          65,817            (636)            633,320
Realized gain distributions                            0                0          51,494           1,067,075
                                               ---------        ---------        --------         -----------
Net realized gains (losses)                      (13,702)          65,817          50,858           1,700,395
                                               ---------        ---------        --------         -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           (86,408)         352,806           7,040           6,476,070
   End of period                                (122,615)         474,064         (57,182)          7,629,186
                                               ---------        ---------        --------         -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (36,207)         121,258         (64,222)          1,153,116
                                               ---------        ---------        --------         -----------
Increase (decrease) in net assets from
   operations                                  $  84,536        $ 166,530        $(11,211)        $ 2,736,429
                                               =========        =========        ========         ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                              Diversified
                                             International  Equity Income                                  LargeCap Blend
                                                Account       Account I    Growth Account  Income Account     Account
                                               (Class 2)      (Class 2)       (Class 2)       (Class 2)      (Class 2)
                                             -------------  -------------  --------------  --------------  --------------
Investment income:
   Dividends                                  $   113,824    $   403,288      $      0      $   877,468      $  48,962
                                              -----------    -----------      --------      -----------      ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (57,569)      (658,084)      (11,589)        (174,691)       (41,010)
                                              -----------    -----------      --------      -----------      ---------
Net investment income (loss)                       56,255       (254,796)      (11,589)         702,777          7,952
                                              -----------    -----------      --------      -----------      ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    1,074,510      6,556,805       120,287        4,078,581        578,874
   Cost of shares sold                         (1,108,293)    (5,377,255)      (92,142)      (4,214,955)      (463,707)
                                              -----------    -----------      --------      -----------      ---------
Net realized gains (losses) from securities
   transactions                                   (33,783)     1,179,550        28,145         (136,374)       115,167
Realized gain distributions                     1,094,142      2,563,544             0           21,342        115,875
                                              -----------    -----------      --------      -----------      ---------
Net realized gains (losses)                     1,060,359      3,743,094        28,145         (115,032)       231,042
                                              -----------    -----------      --------      -----------      ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            625,840      8,472,184       183,875         (303,152)       631,498
   End of period                                  270,932      8,592,119       324,369         (617,161)       651,042
                                              -----------    -----------      --------      -----------      ---------
Change in net unrealized appreciation
   (depreciation) of investments                 (354,908)       119,935       140,494         (314,009)        19,544
                                              -----------    -----------      --------      -----------      ---------
Increase (decrease) in net assets from
   operations                                 $   761,706    $ 3,608,233      $157,050      $   273,736      $ 258,538
                                              ===========    ===========      ========      ===========      =========

                                                                           Mortgage
                                             MidCap Stock  Money Market   Securities      Real Estate
                                                Account      Account       Account    Securities Account
                                               (Class 2)    (Class 2)     (Class 2)        (Class 2)
                                             ------------  ------------  -----------  ------------------
Investment income:
   Dividends                                  $  24,974    $   117,569   $   231,680      $  65,707
                                              ---------    -----------   -----------      ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (46,071)       (41,623)      (53,348)       (25,116)
                                              ---------    -----------   -----------      ---------
Net investment income (loss)                    (21,097)        75,946       178,332         40,591
                                              ---------    -----------   -----------      ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    849,808      6,219,589     1,900,563        555,441
   Cost of shares sold                         (727,528)    (6,219,589)   (1,989,506)      (825,000)
                                              ---------    -----------   -----------      ---------
Net realized gains (losses) from securities
   transactions                                 122,280              0       (88,943)      (269,559)
Realized gain distributions                     249,782              0             0        912,628
                                              ---------    -----------   -----------      ---------
Net realized gains (losses)                     372,062              0       (88,943)       643,069
                                              ---------    -----------   -----------      ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          539,214              0      (143,415)       320,947
   End of period                                245,535              0      (148,583)      (564,440)
                                              ---------    -----------   -----------      ---------
Change in net unrealized appreciation
   (depreciation) of investments               (293,679)             0        (5,168)      (885,387)
                                              ---------    -----------   -----------      ---------
Increase (decrease) in net assets from
   operations                                 $  57,286    $    75,946   $    84,221      $(201,727)
                                              =========    ===========   ===========      =========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                           SAM Conservative
                                             SAM Balanced      Balanced      SAM Conservative    SAM Flexible      SAM Strategic
                                               Portfolio       Portfolio     Growth Portfolio  Income Portfolio  Growth Portfolio
                                               (Class 2)       (Class 2)         (Class 2)         (Class 2)        (Class 2)
                                             ------------  ----------------  ----------------  ----------------  ----------------
Investment income:
   Dividends                                 $  3,641,700    $   679,494       $  1,099,582      $  2,218,146      $   280,616
                                             ------------    -----------       ------------      ------------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,907,632)      (259,123)          (911,913)         (595,648)        (361,553)
                                             ------------    -----------       ------------      ------------      -----------
Net investment income (loss)                    1,734,068        420,371            187,669         1,622,498          (80,937)
                                             ------------    -----------       ------------      ------------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   35,672,721      6,822,416         15,165,440        12,386,064        3,999,689
   Cost of shares sold                        (28,562,120)    (6,079,263)       (11,621,193)      (11,595,218)      (3,116,747)
                                             ------------    -----------       ------------      ------------      -----------
Net realized gains (losses) from securities
   transactions                                 7,110,601        743,153          3,544,247           790,846          882,942
Realized gain distributions                             0        273,527                  0           748,519                0
                                             ------------    -----------       ------------      ------------      -----------
Net realized gains (losses)                     7,110,601      1,016,680          3,544,247         1,539,365          882,942
                                             ------------    -----------       ------------      ------------      -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         28,917,287      2,340,163         14,861,439         3,594,852        5,348,143
   End of period                               31,505,690      2,097,438         17,564,550         2,252,771        7,365,379
                                             ------------    -----------       ------------      ------------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                2,588,403       (242,725)         2,703,111        (1,342,081)       2,017,236
                                             ------------    -----------       ------------      ------------      -----------
Increase (decrease) in net assets from
   operations                                $ 11,433,072    $ 1,194,326       $  6,435,027      $  1,819,782      $ 2,819,241
                                             ============    ===========       ============      ============      ===========


                                               Short-Term    SmallCap Growth  SmallCap Value  West Coast Equity
                                             Income Account      Account          Account          Account
                                                (Class 2)       (Class 2)        (Class 2)        (Class 2)
                                             --------------  ---------------  --------------  -----------------
Investment income:
   Dividends                                  $   136,428       $       0        $  5,114        $    66,550
                                              -----------       ---------        --------        -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (34,029)        (11,603)         (2,948)          (164,931)
                                              -----------       ---------        --------        -----------
Net investment income (loss)                      102,399         (11,603)          2,166            (98,381)
                                              -----------       ---------        --------        -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    1,002,187         268,345          54,936          3,060,191
   Cost of shares sold                         (1,028,350)       (213,465)        (60,985)        (2,432,653)
                                              -----------       ---------        --------        -----------
Net realized gains (losses) from securities
   transactions                                   (26,163)         54,880          (6,049)           627,538
Realized gain distributions                             0               0          52,545            479,539
                                              -----------       ---------        --------        -----------
Net realized gains (losses)                       (26,163)         54,880          46,496          1,107,077
                                              -----------       ---------        --------        -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            (78,751)        126,945           9,798          2,773,133
   End of period                                  (92,622)        172,698         (46,963)         2,882,670
                                              -----------       ---------        --------        -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (13,871)         45,753         (56,761)           109,537
                                              -----------       ---------        --------        -----------
Increase (decrease) in net assets from
   operations                                 $    62,365       $  89,030        $ (8,099)       $ 1,118,233
                                              ===========       =========        ========        ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                                                                Columbia Small                   Columbia Marsico
                                              Columbia Asset    Columbia Large  Company Growth   Columbia High   Focused Equities
                                             Allocation Fund,  Cap Value Fund,  Fund, Variable    Yield Fund,     Fund, Variable
                                             Variable Series   Variable Series      Series      Variable Series       Series
                                                (Class A)         (Class A)        (Class A)       (Class A)         (Class A)
                                             ----------------  ---------------  --------------  ---------------  ----------------
Investment income:
   Dividends                                    $  40,213        $  115,758       $        0      $ 1,547,861      $    96,816
                                                ---------        ----------       ----------      -----------      -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (16,296)          (93,442)         (49,877)        (369,154)        (987,442)
                                                ---------        ----------       ----------      -----------      -----------
Net investment income (loss)                       23,917            22,316          (49,877)       1,178,707         (890,626)
                                                ---------        ----------       ----------      -----------      -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      107,652           612,095          368,547        5,384,776        9,655,685
   Cost of shares sold                           (102,079)         (492,432)        (297,656)      (4,914,330)      (7,298,884)
                                                ---------        ----------       ----------      -----------      -----------
Net realized gains (losses) from securities
   transactions                                     5,573           119,663           70,891          470,446        2,356,801
Realized gain distributions                       134,226           551,369                0                0                0
                                                ---------        ----------       ----------      -----------      -----------
Net realized gains (losses)                       139,799           671,032           70,891          470,446        2,356,801
                                                ---------        ----------       ----------      -----------      -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                             92,030         1,385,858          479,579        2,993,820       16,684,974
   End of period                                   38,343         1,217,951        1,051,051        1,610,092       24,680,716
                                                ---------        ----------       ----------      -----------      -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (53,687)         (167,907)         571,472       (1,383,728)       7,995,742
                                                ---------        ----------       ----------      -----------      -----------
Increase (decrease) in net assets from
   operations                                   $ 110,029        $  525,441       $  592,486      $   265,425      $ 9,461,917
                                                =========        ==========       ==========      ===========      ===========

                                                                                                   Columbia Marsico
                                                               Columbia Marsico                      International
                                             Columbia Marsico    21st Century    Columbia Mid Cap   Opportunities
                                               Growth Fund,     Fund, Variable     Growth Fund,     Fund, Variable
                                              Variable Series       Series        Variable Series       Series
                                                 (Class A)         (Class A)         (Class A)         (Class B)
                                             ----------------  ----------------  ----------------  ----------------
Investment income:
   Dividends                                   $     5,766        $  11,955         $   2,532         $    9,366
                                               -----------        ---------         ---------         ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (83,104)         (26,980)          (26,717)           (96,502)
                                               -----------        ---------         ---------         ----------
Net investment income (loss)                       (77,338)         (15,025)          (24,185)           (87,136)
                                               -----------        ---------         ---------         ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       505,972          141,416           197,215            609,293
   Cost of shares sold                            (360,687)         (90,061)         (150,120)          (390,047)
                                               -----------        ---------         ---------         ----------
Net realized gains (losses) from securities
   transactions                                    145,285           51,355            47,095            219,246
Realized gain distributions                              0          119,751           430,218            340,836
                                               -----------        ---------         ---------         ----------
Net realized gains (losses)                        145,285          171,106           477,313            560,082
                                               -----------        ---------         ---------         ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           1,519,574          655,566           463,620          2,647,275
   End of period                                 2,469,495          860,226           359,089          3,547,060
                                               -----------        ---------         ---------         ----------
Change in net unrealized appreciation
   (depreciation) of investments                   949,921          204,660          (104,531)           899,785
                                               -----------        ---------         ---------         ----------
Increase (decrease) in net assets from
   operations                                  $ 1,017,868        $ 360,741         $ 348,597         $1,372,731
                                               ===========        =========         =========         ==========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                             Asset Allocation  Global Growth                Growth-Income  Asset Allocation
                                                   Fund            Fund        Growth Fund       Fund            Fund
                                                (Class 2)        (Class 2)      (Class 2)     (Class 2)       (Class 3)
                                             ----------------  -------------  ------------  -------------  ----------------
Investment income:
   Dividends                                   $   562,651     $  7,158,844   $  1,410,817  $  2,221,035     $   270,247
                                               -----------     ------------   ------------  ------------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (1,782,340)      (6,727,745)    (9,940,654)   (9,691,104)       (739,432)
                                               -----------     ------------   ------------  ------------     -----------
Net investment income (loss)                    (1,219,689)         431,099     (8,529,837)   (7,470,069)       (469,185)
                                               -----------     ------------   ------------  ------------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    12,587,035       46,220,681     79,672,994    69,503,306      10,481,735
   Cost of shares sold                          (9,667,624)     (32,857,832)   (58,394,589)  (54,064,364)     (9,283,658)
                                               -----------     ------------   ------------  ------------     -----------
Net realized gains (losses) from securities
   transactions                                  2,919,411       13,362,849     21,278,405    15,438,942       1,198,077
Realized gain distributions                      5,194,326       23,878,359     58,573,675    26,988,377       2,459,252
                                               -----------     ------------   ------------  ------------     -----------
Net realized gains (losses)                      8,113,737       37,241,208     79,852,080    42,427,319       3,657,329
                                               -----------     ------------   ------------  ------------     -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          31,031,904      129,525,813    176,233,451   143,255,371       6,107,324
   End of period                                37,204,658      162,762,894    221,116,330   183,798,712       9,465,011
                                               -----------     ------------   ------------  ------------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                 6,172,754       33,237,081     44,882,879    40,543,341       3,357,687
                                               -----------     ------------   ------------  ------------     -----------
Increase (decrease) in net assets from
   operations                                  $13,066,802     $ 70,909,388   $116,205,122  $ 75,500,591     $ 6,545,831
                                               ===========     ============   ============  ============     ===========

                                             Cash Management                Growth-Income  High-Income Bond
                                                   Fund        Growth Fund       Fund            Fund
                                                (Class 3)       (Class 3)     (Class 3)       (Class 3)
                                             ---------------  ------------  -------------  ----------------
Investment income:
   Dividends                                  $    608,518    $    763,021  $  1,224,180     $ 1,765,714
                                              ------------    ------------  ------------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (177,115)     (4,357,934)   (4,393,813)       (315,609)
                                              ------------    ------------  ------------     -----------
Net investment income (loss)                       431,403      (3,594,913)   (3,169,633)      1,450,105
                                              ------------    ------------  ------------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    15,897,093      65,655,141    58,823,975       6,408,473
   Cost of shares sold                         (15,520,458)    (58,908,736)  (54,441,599)     (6,969,959)
                                              ------------    ------------  ------------     -----------
Net realized gains (losses) from securities
   transactions                                    376,635       6,746,405     4,382,376        (561,486)
Realized gain distributions                              0      30,094,816    14,391,583               0
                                              ------------    ------------  ------------     -----------
Net realized gains (losses)                        376,635      36,841,221    18,773,959        (561,486)
                                              ------------    ------------  ------------     -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                             340,198      31,117,347    18,463,792      (3,354,153)
   End of period                                    18,919      60,172,518    45,142,188      (3,475,931)
                                              ------------    ------------  ------------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (321,279)     29,055,171    26,678,396        (121,778)
                                              ------------    ------------  ------------     -----------
Increase (decrease) in net assets from
   operations                                 $    486,759    $ 62,301,479  $ 42,282,722     $   766,841
                                              ============    ============  ============     ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                    U.S.                                            BB&T Capital
                                             International  Government/AAA-Rated     Growth and     Mid Cap Value  Manager Equity
                                                  Fund         Securities Fund    Income Portfolio    Portfolio          VIF
                                               (Class 3)          (Class 3)          (Class VC)       (Class VC)      Portfolio
                                             -------------  --------------------  ----------------  -------------  --------------
Investment income:
   Dividends                                 $    222,469       $ 1,264,809         $          0    $          0     $  45,404
                                             ------------       -----------         ------------    ------------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,186,802)         (297,469)          (2,976,481)     (1,134,760)      (49,316)
                                             ------------       -----------         ------------    ------------     ---------
Net investment income (loss)                     (964,333)          967,340           (2,976,481)     (1,134,760)       (3,912)
                                             ------------       -----------         ------------    ------------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   17,190,145         7,287,454           36,575,454      17,510,886       234,895
   Cost of shares sold                        (13,436,849)       (7,968,385)         (29,948,051)    (13,663,071)     (214,324)
                                             ------------       -----------         ------------    ------------     ---------
Net realized gains (losses) from securities
   transactions                                 3,753,296          (680,931)           6,627,403       3,847,815        20,571
Realized gain distributions                     5,910,597                 0                    0               0       485,812
                                             ------------       -----------         ------------    ------------     ---------
Net realized gains (losses)                     9,663,893          (680,931)           6,627,403       3,847,815       506,383
                                             ------------       -----------         ------------    ------------     ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         21,493,635        (2,727,397)          36,946,253      16,499,282       200,268
   End of period                               31,879,105        (2,206,673)          48,547,650      19,546,332       (57,036)
                                             ------------       -----------         ------------    ------------     ---------
Change in net unrealized appreciation
   (depreciation) of investments               10,385,470           520,724           11,601,397       3,047,050      (257,304)
                                             ------------       -----------         ------------    ------------     ---------
Increase (decrease) in net assets from
   operations                                $ 19,085,030       $   807,133         $ 15,252,319    $  5,760,105     $ 245,167
                                             ============       ===========         ============    ============     =========

                                                                                             BB&T Special
                                             BB&T Large Cap   BB&T Large Cap  BB&T Mid Cap  Opportunities
                                               Growth VIF          VIF         Growth VIF     Equity VIF
                                                Portfolio       Portfolio       Portfolio     Portfolio
                                             --------------  ---------------  ------------  -------------
Investment income:
   Dividends                                   $     370        $  54,007      $      44      $       0
                                               ---------        ---------      ---------      ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (424)         (38,520)       (37,021)       (68,979)
                                               ---------        ---------      ---------      ---------
Net investment income (loss)                         (54)          15,487        (36,977)       (68,979)
                                               ---------        ---------      ---------      ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     270,366          663,774        308,699        346,675
   Cost of shares sold                          (308,658)        (598,771)      (279,779)      (289,840)
                                               ---------        ---------      ---------      ---------
Net realized gains (losses) from securities
   transactions                                  (38,292)          65,003         28,920         56,835
Realized gain distributions                       53,519          407,108        397,590        495,706
                                               ---------        ---------      ---------      ---------
Net realized gains (losses)                       15,227          472,111        426,510        552,541
                                               ---------        ---------      ---------      ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            10,167          169,457        (31,455)       298,179
   End of period                                       0         (207,986)       372,165        454,906
                                               ---------        ---------      ---------      ---------
Change in net unrealized appreciation
   (depreciation) of investments                 (10,167)        (377,443)       403,620        156,727
                                               ---------        ---------      ---------      ---------
Increase (decrease) in net assets from
   operations                                  $   5,006        $ 110,155      $ 793,153      $ 640,289
                                               =========        =========      =========      =========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                   MTB Managed       MTB Managed
                                             BB&T Total Return    MTB Large Cap   MTB Large Cap  Allocation Fund  Allocation Fund -
                                                  Bond VIF           Growth           Value       - Aggressive       Conservative
                                                 Portfolio         Fund II (1)     Fund II (1)    Growth II (1)     Growth II (1)
                                             -----------------  ----------------  -------------  ---------------  -----------------
Investment income:
   Dividends                                     $ 161,724             $ 0             $ 1             $ 0               $ 3
                                                 ---------             ---             ---             ---               ---
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (57,343)             (2)             (1)             (2)               (1)
                                                 ---------             ---             ---             ---               ---
Net investment income (loss)                       104,381              (2)              0              (2)                2
                                                 ---------             ---             ---             ---               ---
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       355,194               2               1               1                 1
   Cost of shares sold                            (358,589)             (2)             (2)             (2)               (1)
                                                 ---------             ---             ---             ---               ---
Net realized gains (losses) from securities
   transactions                                     (3,395)              0              (1)             (1)                0
Realized gain distributions                              0               0               0               0                 0
                                                 ---------             ---             ---             ---               ---
Net realized gains (losses)                         (3,395)              0              (1)             (1)                0
                                                 ---------             ---             ---             ---               ---
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                              11,886               0               0               0                 0
   End of period                                    37,952              20               4              17                 7
                                                 ---------             ---             ---             ---               ---
Change in net unrealized appreciation
   (depreciation) of investments                    26,066              20               4              17                 7
                                                 ---------             ---             ---             ---               ---
Increase (decrease) in net assets from
   operations                                    $ 127,052             $18             $ 3             $14               $ 9
                                                 =========             ===             ===             ===               ===

                                               MTB Managed
                                             Allocation Fund
                                                - Moderate
                                              Growth II (1)
                                             ---------------
Investment income:
   Dividends                                       $ 0
                                                   ---
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (1)
                                                   ---
Net investment income (loss)                        (1)
                                                   ---
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                         1
   Cost of shares sold                              (1)
                                                   ---
Net realized gains (losses) from securities
   transactions                                      0
Realized gain distributions                          0
                                                   ---
Net realized gains (losses)                          0
                                                   ---
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                               0
   End of period                                    13
                                                   ---
Change in net unrealized appreciation
   (depreciation) of investments                    13
                                                   ---
Increase (decrease) in net assets from
   operations                                      $12
                                                   ===

(1)  For the period from February 5, 2007 (inception) to September 30, 2007.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)

                                                                             Government
                                                   Asset        Capital      and Quality                   Natural       Asset
                                                Allocation    Appreciation      Bond         Growth       Resources    Allocation
                                                 Portfolio     Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 1)     (Class 1)      (Class 1)     (Class 1)     (Class 1)    (Class 2)
                                               ------------  -------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  4,093,269  $  (5,291,522) $  6,317,169  $ (1,315,563) $     20,687  $   277,277
   Net realized gains (losses)                   16,999,390     92,900,416       (30,092)   31,858,508    28,187,486    1,099,100
   Change in net unrealized appreciation
      (depreciation) of investments                (869,775)    51,003,745    (1,067,276)    2,576,006    25,729,796      (16,397)
                                               ------------  -------------  ------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                              20,222,884    138,612,639     5,219,801    33,118,951    53,937,969    1,359,980
                                               ------------  -------------  ------------  ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                   1,128,882      2,857,806       487,250     1,077,206       506,173       41,728
   Cost of units redeemed                       (42,510,920)   (98,822,798)  (40,078,049)  (37,346,730)  (23,417,222)  (1,229,600)
   Net transfers                                 (3,168,356)   (24,715,596)   10,695,839   (14,612,315)      635,860      707,000
   Contract maintenance charge                      (70,652)      (188,997)      (58,925)      (70,319)      (38,864)      (1,871)
                                               ------------  -------------  ------------  ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (44,621,046)  (120,869,585)  (28,953,885)  (50,952,158)  (22,314,053)    (482,743)
                                               ------------  -------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets               (24,398,162)    17,743,054   (23,734,084)  (17,833,207)   31,623,916      877,237
Net assets at beginning of period               278,843,708    668,822,485   259,295,419   286,915,866   184,183,331   17,890,649
                                               ------------  -------------  ------------  ------------  ------------  -----------
Net assets at end of period                    $254,445,546  $ 686,565,539  $235,561,335  $269,082,659  $215,807,247  $18,767,886
                                               ============  =============  ============  ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        42,956         61,404        27,814        29,606         8,932        1,583
   Units redeemed                                (1,623,032)    (2,129,302)   (2,290,316)   (1,027,811)     (431,956)     (47,599)
   Units transferred                               (121,198)      (553,269)      611,647      (405,167)      (18,041)      27,132
                                               ------------  -------------  ------------  ------------  ------------  -----------
Increase (decrease) in units outstanding         (1,701,274)    (2,621,167)   (1,650,855)   (1,403,372)     (441,065)     (18,884)
Beginning units                                  11,018,438     15,756,681    15,018,602     8,365,889     3,796,380      715,105
                                               ------------  -------------  ------------  ------------  ------------  -----------
Ending units                                      9,317,164     13,135,514    13,367,747     6,962,517     3,355,315      696,221
                                               ============  =============  ============  ============  ============  ===========


                                                              Government
                                                 Capital      and Quality
                                               Appreciation      Bond         Growth
                                                 Portfolio     Portfolio     Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)
                                               ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,199,929) $  2,795,368  $   (464,468)
   Net realized gains (losses)                   22,142,779      (398,229)   10,814,909
   Change in net unrealized appreciation
      (depreciation) of investments               6,037,241      (130,233)   (1,435,862)
                                               ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              26,980,091     2,266,906     8,914,579
                                               ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   1,037,569       998,120       711,204
   Cost of units redeemed                       (10,595,064)  (10,778,044)   (7,071,194)
   Net transfers                                 (4,986,479)    3,002,301    (4,046,245)
   Contract maintenance charge                      (13,917)      (11,380)       (7,805)
                                               ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (14,557,891)   (6,789,003)  (10,414,040)
                                               ------------  ------------  ------------
Increase (decrease) in net assets                12,422,200    (4,522,097)   (1,499,461)
Net assets at beginning of period               125,440,101   117,062,386    76,222,516
                                               ------------  ------------  ------------
Net assets at end of period                    $137,862,301  $112,540,289  $ 74,723,055
                                               ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        22,580        57,477        19,589
   Units redeemed                                  (227,217)     (621,299)     (195,861)
   Units transferred                               (109,486)      171,971      (112,723)
                                               ------------  ------------  ------------
Increase (decrease) in units outstanding           (314,123)     (391,851)     (288,995)
Beginning units                                   2,897,869     6,773,799     2,240,626
                                               ------------  ------------  ------------
Ending units                                      2,583,746     6,381,948     1,951,631
                                               ============  ============  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                         Government
                                                 Natural        Asset       Capital      and Quality
                                                Resources     Allocation  Appreciation      Bond         Growth
                                                 Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 2)    (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (56,139)  $   453,879  $ (4,670,377) $ 12,805,732  $ (1,393,339)
   Net realized gains (losses)                   6,617,474     1,488,733    63,910,978      (291,845)   25,068,343
   Change in net unrealized appreciation
      (depreciation) of investments              4,785,841       275,301    38,258,712    (3,352,462)       54,376
                                               ------------  -----------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                             11,347,176     2,217,913    97,499,313     9,161,425    23,729,380
                                               ------------  -----------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                    192,779     2,384,834    49,408,111    75,230,888    20,103,002
   Cost of units redeemed                       (3,866,637)   (2,179,374)  (27,945,377)  (29,945,540)  (14,794,231)
   Net transfers                                  (964,296)    1,953,933     7,674,663    58,114,762      (336,661)
   Contract maintenance charge                      (3,316)       (2,413)      (44,206)      (41,677)      (24,697)
                                               ------------  -----------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (4,641,470)    2,156,980    29,093,191   103,358,433     4,947,413
                                               ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                6,705,706     4,374,893   126,592,504   112,519,858    28,676,793
Net assets at beginning of period               38,673,206    28,162,091   398,541,757   399,803,235   191,269,980
                                               ------------  -----------  ------------  ------------  ------------
Net assets at end of period                    $45,378,912   $32,536,984  $525,134,261  $512,323,093  $219,946,773
                                               ============  ===========  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        3,353        92,947     1,125,277     4,448,548       582,563
   Units redeemed                                  (71,095)      (85,062)     (601,270)   (1,734,721)     (411,659)
   Units transferred                               (24,143)       76,227       186,911     3,380,359        (8,624)
                                               ------------  -----------  ------------  ------------  ------------
Increase (decrease) in units outstanding           (91,885)       84,112       710,918     6,094,186       162,280
Beginning units                                    804,761     1,134,571     9,288,929    23,293,805     5,660,379
                                               ------------  -----------  ------------  ------------  ------------
Ending units                                       712,876     1,218,683     9,999,847    29,387,991     5,822,659
                                               ============  ===========  ============  ============  ============

                                                  Natural     Aggressive      Alliance
                                                 Resources      Growth        Growth         Balanced
                                                 Portfolio     Portfolio     Portfolio       Portfolio
                                                 (Class 3)     (Class 1)     (Class 1)       (Class 1)
                                               ------------  ------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (146,350) $ (1,144,312) $  (5,327,969)  $ (1,251,653)
   Net realized gains (losses)                   13,144,746     3,418,816    (16,743,841)    (1,813,500)
   Change in net unrealized appreciation
      (depreciation) of investments              27,776,366     5,883,555     76,024,846      9,123,617
                                               ------------  ------------  --------------  ------------
      Increase (decrease) in net assets from
         operations                              40,774,762     8,158,059     53,953,036      6,058,464
                                               ------------  ------------  --------------  ------------
From capital transactions:
   Net proceeds from units sold                  27,183,069       536,264      1,652,715      1,102,639
   Cost of units redeemed                        (8,098,461)  (15,738,312)   (75,781,774)   (18,556,165)
   Net transfers                                  6,763,253    (6,459,081)   (41,766,304)    (4,412,922)
   Contract maintenance charge                      (12,249)      (40,100)      (199,054)       (47,089)
                                               ------------  ------------  --------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    25,835,612   (21,701,229)  (116,094,417)   (21,913,537)
                                               ------------  ------------  --------------  ------------
Increase (decrease) in net assets                66,610,374   (13,543,170)   (62,141,381)   (15,855,073)
Net assets at beginning of period               116,871,760   103,875,273    511,866,141    118,416,104
                                               ------------  ------------  --------------  ------------
Net assets at end of period                    $183,482,134  $ 90,332,103  $ 449,724,760   $102,561,031
                                               ============  ============  ==============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       542,235        30,452         48,915         64,923
   Units redeemed                                  (153,636)     (833,489)    (2,211,318)    (1,104,525)
   Units transferred                                115,926      (352,196)    (1,225,693)      (266,107)
                                               ------------  ------------  --------------  ------------
Increase (decrease) in units outstanding            504,525    (1,155,233)    (3,388,096)    (1,305,709)
Beginning units                                   2,461,054     5,927,405     15,611,799      7,256,521
                                               ------------  ------------  --------------  ------------
Ending units                                      2,965,579     4,772,172     12,223,703      5,950,812
                                               ============  ============  ==============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Blue Chip     Capital        Cash         Corporate    Davis Venture
                                                 Growth       Growth      Management        Bond          Value
                                                Portfolio    Portfolio     Portfolio      Portfolio      Portfolio
                                                (Class 1)    (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                               -----------  -----------  -------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (192,798) $  (162,541) $  (1,827,857) $ (1,750,233) $  (14,950,350)
   Net realized gains (losses)                     504,182      735,760      4,318,479       821,824      84,138,582
   Change in net unrealized appreciation
      (depreciation) of investments              1,764,122    1,446,278      1,297,514     4,016,897      13,865,620
                                               -----------  -----------  -------------  ------------  --------------
      Increase (decrease) in net assets from
         operations                              2,075,506    2,019,497      3,788,136     3,088,488      83,053,852
                                               -----------  -----------  -------------  ------------  --------------
From capital transactions:
   Net proceeds from units sold                     59,389       35,162      2,164,010       682,706       5,424,333
   Cost of units redeemed                       (2,453,909)  (1,750,800)  (109,251,325)  (22,663,860)   (190,400,787)
   Net transfers                                   379,282     (115,776)   141,185,768    11,777,763     (41,562,587)
   Contract maintenance charge                      (4,819)      (3,468)       (53,636)      (31,334)       (375,102)
                                               -----------  -----------  -------------  ------------  --------------
      Increase (decrease) in net assets from
         capital transactions                   (2,020,057)  (1,834,882)    34,044,817   (10,234,725)   (226,914,143)
                                               -----------  -----------  -------------  ------------  --------------
Increase (decrease) in net assets                   55,449      184,615     37,832,953    (7,146,237)   (143,860,291)
Net assets at beginning of period               17,265,461   14,457,352    127,627,207   156,032,513   1,372,722,485
                                               -----------  -----------  -------------  ------------  --------------
Net assets at end of period                    $17,320,910  $14,641,967  $ 165,460,160  $148,886,276  $1,228,862,194
                                               ===========  ===========  =============  ============  ==============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        8,668        3,959        159,978        37,817         133,818
   Units redeemed                                 (366,105)    (203,925)    (8,077,543)   (1,251,981)     (4,742,018)
   Units transferred                                47,085      (16,545)    10,445,708       648,394      (1,029,077)
                                               -----------  -----------  -------------  ------------  --------------
Increase (decrease) in units outstanding          (310,352)    (216,511)     2,528,143      (565,770)     (5,637,277)
Beginning units                                  2,693,153    1,769,810      9,554,341     8,696,448      35,548,548
                                               -----------  -----------  -------------  ------------  --------------
Ending units                                     2,382,801    1,553,299     12,082,484     8,130,678      29,911,271
                                               ===========  ===========  =============  ============  ==============

                                                 "Dogs" of     Emerging        Equity      Fundamental
                                                Wall Street    Markets     Opportunities     Growth
                                                 Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               ------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (547,861) $ (1,497,620) $ (1,116,245)  $ (1,299,323)
   Net realized gains (losses)                    2,889,142    12,940,038     5,131,281     (4,936,506)
   Change in net unrealized appreciation
      (depreciation) of investments              (1,711,742)   27,090,697       129,388     17,805,995
                                               ------------  ------------  -------------  ------------
      Increase (decrease) in net assets from
         operations                                 629,539    38,533,115     4,144,424     11,570,166
                                               ------------  ------------  -------------  ------------
From capital transactions:
   Net proceeds from units sold                     131,735       548,378       401,100        503,215
   Cost of units redeemed                        (8,223,994)  (19,183,373)  (16,017,685)   (17,970,797)
   Net transfers                                 (4,571,214)    1,380,957    (6,284,553)    (9,058,563)
   Contract maintenance charge                      (15,044)      (31,194)      (29,103)       (51,718)
                                               ------------  ------------  -------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (12,678,517)  (17,285,232)  (21,930,241)   (26,577,863)
                                               ------------  ------------  -------------  ------------
Increase (decrease) in net assets               (12,048,978)   21,247,883   (17,785,817)   (15,007,697)
Net assets at beginning of period                53,675,570   126,882,022   108,217,271    124,318,991
                                               ------------  ------------  -------------  ------------
Net assets at end of period                    $ 41,626,592  $148,129,905  $ 90,431,454   $109,311,294
                                               ============  ============  =============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         9,516        24,946        19,199         25,009
   Units redeemed                                  (620,456)     (881,716)     (761,360)      (916,520)
   Units transferred                               (346,726)        4,968      (301,867)      (466,468)
                                               ------------  ------------  -------------  ------------
Increase (decrease) in units outstanding           (957,666)     (851,802)   (1,044,028)    (1,357,979)
Beginning units                                   4,108,875     6,586,154     5,190,000      6,573,329
                                               ------------  ------------  -------------  ------------
Ending units                                      3,151,209     5,734,352     4,145,972      5,215,350
                                               ============  ============  =============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)



                                                                Global         Growth        Growth-     High-Yield
                                                Global Bond    Equities    Opportunities     Income         Bond
                                                 Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                               ------------  ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (731,847) $ (1,964,871)  $  (231,852)  $ (4,756,316) $ (1,869,768)

   Net realized gains (losses)                     (164,896)    8,546,398     1,077,998     17,685,348     4,831,943
   Change in net unrealized appreciation
      (depreciation) of investments               4,019,213    14,707,795     2,567,735     27,264,524    (1,550,090)
                                               ------------  ------------   -----------   ------------  ------------
      Increase (decrease) in net assets from
         operations                               3,122,470    21,289,322     3,413,881     40,193,556     1,412,085
                                               ------------  ------------   -----------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                     262,947       860,647        87,558      1,923,003       552,035
   Cost of units redeemed                       (10,479,937)  (24,266,893)   (2,836,214)   (67,790,031)  (26,903,917)
   Net transfers                                 10,102,442    (4,741,546)   (1,056,352)   (29,087,488)   (9,476,791)
   Contract maintenance charge                      (12,269)      (51,010)       (5,866)      (137,680)      (34,705)
                                               ------------  ------------   -----------   ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                      (126,817)  (28,198,802)   (3,810,874)   (95,092,196)  (35,863,378)
                                               ------------  ------------   -----------   ------------  ------------
Increase (decrease) in net assets                 2,995,653    (6,909,480)     (396,993)   (54,898,640)  (34,451,293)
Net assets at beginning of period                66,045,775   176,964,120    20,956,363    449,064,125   183,161,973
                                               ------------  ------------   -----------   ------------  ------------
Net assets at end of period                    $ 69,041,428  $170,054,640   $20,559,370   $394,165,485  $148,710,680
                                               ============  ============   ===========   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        14,562        33,669        14,397         58,392        25,626
   Units redeemed                                  (582,891)     (959,519)     (463,795)    (2,070,295)   (1,268,372)
   Units transferred                                549,580      (189,661)     (185,103)      (888,484)     (441,665)
                                               ------------  ------------   -----------   ------------  ------------
Increase (decrease) in units outstanding            (18,749)   (1,115,511)     (634,501)    (2,900,387)   (1,684,411)
Beginning units                                   3,699,912     7,394,159     3,697,904     14,413,766     8,694,111
                                               ------------  ------------   -----------   ------------  ------------
Ending units                                      3,681,163     6,278,648     3,063,403     11,513,379     7,009,700
                                               ============  ============   ===========   ============  ============

                                                                                                MFS
                                               International  International     Marsico    Massachusetts
                                                Diversified      Growth &       Focused      Investors
                                                  Equities        Income        Growth         Trust
                                                 Portfolio      Portfolio      Portfolio     Portfolio
                                                 (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                               -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,677,645)  $ (2,610,428)  $   (626,178) $ (1,537,339)

   Net realized gains (losses)                   11,377,576     17,509,419      4,860,861     3,807,643
   Change in net unrealized appreciation
      (depreciation) of investments              10,981,110      9,066,239      1,850,088    10,852,610
                                               ------------   ------------   ------------  ------------
      Increase (decrease) in net assets from
         operations                              20,681,041     23,965,230      6,084,771    13,122,914
                                               ------------   ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                     538,601        812,550        190,571       486,559
   Cost of units redeemed                       (21,537,768)   (33,860,808)    (6,945,432)  (21,285,404)
   Net transfers                                   (486,440)      (343,268)    (6,730,967)   (6,658,372)
   Contract maintenance charge                      (34,969)       (51,612)       (10,791)      (43,854)
                                               ------------   ------------   ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (21,520,576)   (33,443,138)   (13,496,619)  (27,501,071)
                                               ------------   ------------   ------------  ------------
Increase (decrease) in net assets                  (839,535)    (9,477,908)    (7,411,848)  (14,378,157)
Net assets at beginning of period               148,632,225    232,588,695     59,722,391   142,284,797
                                               ------------   ------------   ------------  ------------
Net assets at end of period                    $147,792,690   $223,110,787   $ 52,310,543  $127,906,640
                                               ============   ============   ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        34,834         39,316         15,329        19,255
   Units redeemed                                (1,392,074)    (1,701,770)      (556,632)     (869,589)
   Units transferred                                (48,580)       (21,049)      (531,811)     (269,793)
                                               ------------   ------------   ------------  ------------
Increase (decrease) in units outstanding         (1,405,820)    (1,683,503)    (1,073,114)   (1,120,127)
Beginning units                                  10,209,822     12,387,765      4,898,463     6,089,977
                                               ------------   ------------   ------------  ------------
Ending units                                      8,804,002     10,704,262      3,825,349     4,969,850
                                               ============   ============   ============  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                 MFS Total      Mid-Cap                                 Telecom
                                                  Return        Growth      Real Estate   Technology    Utility
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (4,753,392) $ (1,081,117) $ (1,579,556) $  (186,831) $  (452,274)

   Net realized gains (losses)                   11,470,100    (2,380,343)   17,962,017      (68,239)   1,938,359
   Change in net unrealized appreciation
      (depreciation) of investments              12,118,276    17,691,870   (24,200,562)   3,479,752    3,834,918
                                               ------------  ------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         operations                              18,834,984    14,230,410    (7,818,101)   3,224,682    5,321,003
                                               ------------  ------------  ------------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                   2,199,592       251,519       425,912       51,285      154,538
   Cost of units redeemed                       (56,417,420)  (14,279,300)  (19,720,652)  (1,684,945)  (5,859,133)
   Net transfers                                 (4,295,622)   (6,691,744)  (20,173,963)   3,263,243   (2,138,158)
   Contract maintenance charge                     (105,123)      (30,494)      (30,926)      (4,895)     (10,417)
                                               ------------  ------------  ------------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (58,618,573)  (20,750,019)  (39,499,629)   1,624,688   (7,853,170)
                                               ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets               (39,783,589)   (6,519,609)  (47,317,730)   4,849,370   (2,532,167)
Net assets at beginning of period               429,872,722    98,751,287   153,981,034   16,146,229   40,433,257
                                               ------------  ------------  ------------  -----------  -----------
Net assets at end of period                    $390,089,133  $ 92,231,678  $106,663,304  $20,995,599  $37,901,090
                                               ============  ============  ============  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        75,896        25,325        13,145       21,718        9,348
   Units redeemed                                (1,972,295)   (1,226,699)     (626,893)    (655,817)    (362,927)
   Units transferred                               (165,742)     (612,672)     (681,420)   1,139,450     (124,633)
                                               ------------  ------------  ------------  -----------  -----------
Increase (decrease) in units outstanding         (2,062,141)   (1,814,046)   (1,295,168)     505,351     (478,212)
Beginning units                                  15,505,974     9,175,798     4,877,438    6,722,580    2,662,249
                                               ------------  ------------  ------------  -----------  -----------
Ending units                                     13,443,833     7,361,752     3,582,270    7,227,931    2,184,037
                                               ============  ============  ============  ===========  ===========

                                                Worldwide    Aggressive    Alliance
                                               High Income     Growth       Growth      Balanced
                                                Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 1)    (Class 2)    (Class 2)    (Class 2)
                                               -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (563,348) $  (159,182) $  (717,150) $  (204,199)

   Net realized gains (losses)                    (626,845)   1,079,154    3,059,211      469,585
   Change in net unrealized appreciation
      (depreciation) of investments              2,833,952       34,886    4,752,139      648,003
                                               -----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                              1,643,759      954,858    7,094,200      913,389
                                               -----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                    178,270       76,276      474,622       90,354
   Cost of units redeemed                       (7,768,089)  (1,258,040)  (5,456,002)  (1,742,277)
   Net transfers                                  (372,451)     253,940   (4,756,601)    (435,099)
   Contract maintenance charge                     (11,737)      (1,888)      (8,851)      (2,432)
                                               -----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (7,974,007)    (929,712)  (9,746,832)  (2,089,454)
                                               -----------  -----------  -----------  -----------
Increase (decrease) in net assets               (6,330,248)      25,146   (2,652,632)  (1,176,065)
Net assets at beginning of period               52,673,320   12,572,833   64,611,386   17,968,924
                                               -----------  -----------  -----------  -----------
Net assets at end of period                    $46,343,072  $12,597,979  $61,958,754  $16,792,859
                                               ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        8,162        4,424       14,112        5,462
   Units redeemed                                 (357,345)     (66,815)    (160,507)    (104,916)
   Units transferred                               (17,876)      11,027     (142,459)     (27,290)
                                               -----------  -----------  -----------  -----------
Increase (decrease) in units outstanding          (367,059)     (51,364)    (288,854)    (126,744)
Beginning units                                  2,461,174      722,278    1,976,451    1,107,982
                                               -----------  -----------  -----------  -----------
Ending units                                     2,094,115      670,914    1,687,597      981,238
                                               ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                       Davis
                                                Blue Chip     Capital       Cash       Corporate      Venture
                                                  Growth      Growth     Management       Bond         Value
                                                Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 2)    (Class 2)    (Class 2)    (Class 2)     (Class 2)
                                               -----------  ----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (112,788) $  (66,280) $   (656,125) $  (582,627) $ (2,354,908)

   Net realized gains (losses)                     454,801     430,192     1,253,301      225,003    11,013,587
   Change in net unrealized appreciation
      (depreciation) of investments                836,745     443,060       663,917    1,308,710     3,807,252
                                               -----------  ----------  ------------  -----------  ------------
      Increase (decrease) in net assets from
         operations                              1,178,758     806,972     1,261,093      951,086    12,465,931
                                               -----------  ----------  ------------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                     22,599      16,647       960,490      205,494     1,127,133
   Cost of units redeemed                       (1,567,006)   (553,469)  (21,491,722)  (5,232,529)  (17,292,698)
   Net transfers                                  (170,100)    (51,501)   31,968,690    3,070,346    (6,273,335)
   Contract maintenance charge                      (1,321)       (687)       (5,594)      (4,078)      (20,247)
                                               -----------  ----------  ------------  -----------  ------------
      Increase (decrease) in net assets from
         capital transactions                   (1,715,828)   (589,010)   11,431,864   (1,960,767)  (22,459,147)
                                               -----------  ----------  ------------  -----------  ------------
Increase (decrease) in net assets                 (537,070)    217,962    12,692,957   (1,009,681)   (9,993,216)
Net assets at beginning of period                9,841,301   5,708,987    45,910,005   50,505,302   206,374,587
                                               -----------  ----------  ------------  -----------  ------------
Net assets at end of period                    $ 9,304,231  $5,926,949  $ 58,602,962  $49,495,621  $196,381,371
                                               ===========  ==========  ============  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        3,985       2,092        71,667       11,485        28,447
   Units redeemed                                 (236,059)    (65,806)   (1,600,716)    (292,054)     (433,402)
   Units transferred                               (25,920)     (6,160)    2,386,056      170,727      (158,272)
                                               -----------  ----------  ------------  -----------  ------------
Increase (decrease) in units outstanding          (257,994)    (69,874)      857,007     (109,842)     (563,227)
Beginning units                                  1,561,072     705,678     3,461,044    2,841,192     5,345,015
                                               -----------  ----------  ------------  -----------  ------------
Ending units                                     1,303,078     635,804     4,318,051    2,731,350     4,781,788
                                               ===========  ==========  ============  ===========  ============


                                                "Dogs" of     Emerging       Equity       Foreign
                                               Wall Street    Markets    Opportunities     Value
                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (196,853) $  (309,485)  $  (202,750)  $  (909,050)

   Net realized gains (losses)                     874,717    2,044,763       956,214     4,770,041
   Change in net unrealized appreciation
      (depreciation) of investments               (477,621)   6,048,761       (37,640)    5,624,836
                                               -----------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                                200,243    7,784,039       715,824     9,485,827
                                               -----------  -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                     29,303      107,421        98,826       731,924
   Cost of units redeemed                       (2,319,358)  (1,885,911)   (1,880,844)   (7,261,690)
   Net transfers                                  (752,286)     959,415      (595,735)   (1,101,241)
   Contract maintenance charge                      (1,706)      (2,547)       (2,015)       (7,350)
                                               -----------  -----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (3,044,047)    (821,622)   (2,379,768)   (7,638,357)
                                               -----------  -----------   -----------   -----------
Increase (decrease) in net assets               (2,843,804)   6,962,417    (1,663,944)    1,847,470
Net assets at beginning of period               18,049,279   24,419,039    18,225,950    77,225,840
                                               -----------  -----------   -----------   -----------
Net assets at end of period                    $15,205,475  $31,381,456   $16,562,006   $79,073,310
                                               ===========  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        2,359        5,161         4,792        34,576
   Units redeemed                                 (175,529)     (85,882)      (89,997)     (339,961)
   Units transferred                               (58,140)      28,840       (29,826)      (53,338)
                                               -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding          (231,310)     (51,881)     (115,031)     (358,723)
Beginning units                                  1,394,125    1,282,729       882,899     3,868,694
                                               -----------  -----------   -----------   -----------
Ending units                                     1,162,815    1,230,848       767,868     3,509,971
                                               ===========  ===========   ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                               Fundamental                  Global        Growth       Growth-
                                                  Growth    Global Bond    Equities   Opportunities     Income
                                                Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                               -----------  -----------  -----------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (80,313) $  (189,232) $  (224,319) $  (100,818)   $  (369,909)

   Net realized gains (losses)                     306,886      (96,018)   1,269,039      501,637      2,133,555
   Change in net unrealized appreciation
      (depreciation) of investments                451,736    1,085,775    1,315,011    1,019,187      1,206,656
                                               -----------  -----------  -----------  -----------    -----------
      Increase (decrease) in net assets from
         operations                                678,309      800,525    2,359,731    1,420,006      2,970,302
                                               -----------  -----------  -----------  -----------    -----------
From capital transactions:
   Net proceeds from units sold                     49,498       64,949      279,946       26,154        125,981
   Cost of units redeemed                         (549,904)  (1,385,161)  (1,445,565)    (820,940)    (2,980,011)
   Net transfers                                  (649,060)     779,239      600,759     (499,414)    (2,413,496)
   Contract maintenance charge                      (1,013)      (1,340)      (1,864)        (896)        (4,361)
                                               -----------  -----------  -----------  -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,150,479)    (542,313)    (566,724)  (1,295,096)    (5,271,887)
                                               -----------  -----------  -----------  -----------    -----------
Increase (decrease) in net assets                 (472,170)     258,212    1,793,007      124,910     (2,301,585)
Net assets at beginning of period                7,254,435   16,374,097   18,163,322    8,723,039     32,960,191
                                               -----------  -----------  -----------  -----------    -----------
Net assets at end of period                    $ 6,782,265  $16,632,309  $19,956,329  $ 8,847,949    $30,658,606
                                               ===========  ===========  ===========  ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        2,510        3,654       11,421        4,327          3,851
   Units redeemed                                  (28,376)     (77,996)     (57,345)    (137,119)       (91,669)
   Units transferred                               (34,306)      44,223       24,309      (88,450)       (74,675)
                                               -----------  -----------  -----------  -----------    -----------
Increase (decrease) in units outstanding           (60,172)     (30,119)     (21,615)    (221,242)      (162,493)
Beginning units                                    385,960      918,963      762,141    1,553,271      1,053,667
                                               -----------  -----------  -----------  -----------    -----------
Ending units                                       325,788      888,844      740,526    1,332,029        891,174
                                               ===========  ===========  ===========  ===========    ===========

                                                            International  International    Marsico
                                                High-Yield   Diversified      Growth &      Focused
                                                   Bond        Equities        Income        Growth
                                                Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                               -----------  -------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (434,671)  $  (687,486)   $  (460,129)  $  (498,211)

   Net realized gains (losses)                   1,031,337     4,104,657      3,295,342     2,162,529
   Change in net unrealized appreciation
      (depreciation) of investments               (374,322)    4,853,417      1,245,678     3,135,036
                                               -----------   -----------    -----------   -----------
      Increase (decrease) in net assets from
         operations                                222,344     8,270,588      4,080,891     4,799,354
                                               -----------   -----------    -----------   -----------
From capital transactions:
   Net proceeds from units sold                     83,351       356,005        276,915       114,864
   Cost of units redeemed                       (4,069,085)   (5,389,582)    (3,378,684)   (3,623,859)
   Net transfers                                (1,406,416)     (306,783)    (1,421,665)   (1,494,908)
   Contract maintenance charge                      (2,705)       (6,624)        (3,097)       (3,464)
                                               -----------   -----------    -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   (5,394,855)   (5,346,984)    (4,526,531)   (5,007,367)
                                               -----------   -----------    -----------   -----------
Increase (decrease) in net assets               (5,172,511)    2,923,604       (445,640)     (208,013)
Net assets at beginning of period               39,148,300    58,163,917     39,761,875    43,827,566
                                               -----------   -----------    -----------   -----------
Net assets at end of period                    $33,975,789   $61,087,521    $39,316,235   $43,619,553
                                               ===========   ===========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        3,900        22,996         13,959         9,349
   Units redeemed                                 (193,677)     (350,579)      (171,866)     (293,694)
   Units transferred                               (66,874)      (26,724)       (72,883)     (120,400)
                                               -----------   -----------    -----------   -----------
Increase (decrease) in units outstanding          (256,651)     (354,307)      (230,790)     (404,745)
Beginning units                                  1,877,778     4,030,252      2,119,991     3,626,862
                                               -----------   -----------    -----------   -----------
Ending units                                     1,621,127     3,675,945      1,889,201     3,222,117
                                               ===========   ===========    ===========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                    MFS
                                               Massachusetts
                                                 Investors      MFS Total     Mid-Cap                  Small & Mid
                                                   Trust         Return        Growth     Real Estate   Cap Value
                                                 Portfolio      Portfolio    Portfolio     Portfolio    Portfolio
                                                 (Class 2)      (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               -------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (292,267)  $ (1,530,761) $  (492,930) $   (414,706) $  (598,366)

   Net realized gains (losses)                    1,410,218      3,137,717    2,044,019     3,864,131    2,310,995
   Change in net unrealized appreciation
      (depreciation) of investments               1,308,052      4,155,424    4,801,340    (5,510,686)   1,622,723
                                                -----------   ------------  -----------  ------------  -----------
      Increase (decrease) in net assets from
         operations                               2,426,003      5,762,380    6,352,429    (2,061,261)   3,335,352
                                                -----------   ------------  -----------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                     202,004        485,318      209,135        87,950      239,923
   Cost of units redeemed                        (2,507,236)   (10,428,652)  (4,432,917)   (3,451,501)  (4,241,153)
   Net transfers                                 (1,159,160)    (3,394,770)    (525,919)   (4,866,121)   2,070,532
   Contract maintenance charge                       (2,723)       (14,258)      (5,250)       (3,364)      (4,252)
                                                -----------   ------------  -----------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (3,467,115)   (13,352,362)  (4,754,951)   (8,233,036)  (1,934,950)
                                                -----------   ------------  -----------  ------------  -----------
Increase (decrease) in net assets                (1,041,112)    (7,589,982)   1,597,478   (10,294,297)   1,400,402
Net assets at beginning of period                26,036,977    134,471,263   41,762,710    38,602,878   48,539,371
                                                -----------   ------------  -----------  ------------  -----------
Net assets at end of period                     $24,995,865   $126,881,281  $43,360,188  $ 28,308,581  $49,939,773
                                                ===========   ============  ===========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         8,310         17,079       18,898         2,729       12,175
   Units redeemed                                  (104,082)      (365,272)    (382,869)     (110,679)    (214,226)
   Units transferred                                (48,070)      (118,741)     (54,466)     (165,289)     103,627
                                                -----------   ------------  -----------  ------------  -----------
Increase (decrease) in units outstanding           (143,842)      (466,934)    (418,437)     (273,239)     (98,424)
Beginning units                                   1,118,535      4,834,111    3,875,649     1,235,674    2,638,074
                                                -----------   ------------  -----------  ------------  -----------
Ending units                                        974,693      4,367,177    3,457,212       962,435    2,539,650
                                                ===========   ============  ===========  ============  ===========



                                                             Telecom    Worldwide     Aggressive
                                               Technology    Utility   High Income      Growth
                                                Portfolio   Portfolio   Portfolio     Portfolio
                                                (Class 2)   (Class 2)   (Class 2)     (Class 3)
                                               ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (84,047) $  (63,844)  $  (83,143)  $  (227,101)

   Net realized gains (losses)                    233,865     459,020       75,916     1,036,825
   Change in net unrealized appreciation
      (depreciation) of investments             1,250,894     302,426      233,885       358,324
                                               ----------  ----------   ----------   -----------
      Increase (decrease) in net assets from
         operations                             1,400,712     697,602      226,658     1,168,048
                                               ----------  ----------   ----------   -----------
From capital transactions:
   Net proceeds from units sold                    15,621      31,964       54,979     3,613,397
   Cost of units redeemed                        (529,468)   (577,298)    (697,460)     (907,481)
   Net transfers                                  319,216      78,493      242,786        96,982
   Contract maintenance charge                     (1,168)       (621)        (640)       (2,372)
                                               ----------  ----------   ----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (195,799)   (467,462)    (400,335)    2,800,526
                                               ----------  ----------   ----------   -----------
Increase (decrease) in net assets               1,204,913     230,140     (173,677)    3,968,574
Net assets at beginning of period               7,144,428   5,224,763    7,208,970    16,442,147
                                               ----------  ----------   ----------   -----------
Net assets at end of period                    $8,349,341  $5,454,903   $7,035,293   $20,410,721
                                               ==========  ==========   ==========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       6,311       1,982        2,547       195,810
   Units redeemed                                (210,375)    (35,787)     (32,432)      (48,989)
   Units transferred                              105,312       4,357       11,188        (1,753)
                                               ----------  ----------   ----------   -----------
Increase (decrease) in units outstanding          (98,752)    (29,448)     (18,697)      145,068
Beginning units                                 3,004,655     347,637      340,198       951,148
                                               ----------  ----------   ----------   -----------
Ending units                                    2,905,903     318,189      321,501     1,096,216
                                               ==========  ==========   ==========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                             American
                                                                American        American       American       Funds
                                                 Alliance      Funds Asset        Funds      Funds Growth    Growth-
                                                  Growth       Allocation     Global Growth      SAST      Income SAST
                                                 Portfolio   SAST Portfolio  SAST Portfolio    Portfolio    Portfolio
                                                 (Class 3)      (Class 3)       (Class 3)      (Class 3)    (Class 3)
                                               ------------  --------------  --------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (2,681,364)  $   (58,524)    $  (221,279)   $  (247,844)  $  (241,504)

   Net realized gains (losses)                    2,543,761         8,084          41,373         45,877        15,814
   Change in net unrealized appreciation
      (depreciation) of investments              26,811,603       445,251       2,689,174      3,467,970     2,180,635
                                               ------------   -----------     -----------    -----------   -----------
      Increase (decrease) in net assets from
         operations                              26,674,000       394,811       2,509,268      3,266,003     1,954,945
                                               ------------   -----------     -----------    -----------   -----------
From capital transactions:
   Net proceeds from units sold                  27,777,919     9,745,438      31,746,787     42,743,818    42,664,336
   Cost of units redeemed                       (12,985,798)     (131,168)       (360,603)      (385,138)     (529,768)
   Net transfers                                 15,551,993     2,476,274       8,005,905      8,885,472     9,651,337
   Contract maintenance charge                      (24,393)           (3)            (51)           (71)          (32)
                                               ------------   -----------     -----------    -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    30,319,721    12,090,541      39,392,038     51,244,081    51,785,873
                                               ------------   -----------     -----------    -----------   -----------
Increase (decrease) in net assets                56,993,721    12,485,352      41,901,306     54,510,084    53,740,818
Net assets at beginning of period               192,039,162       491,135       1,979,194      1,493,428     1,588,821
                                               ------------   -----------     -----------    -----------   -----------
Net assets at end of period                    $249,032,883   $12,976,487     $43,880,500    $56,003,512   $55,329,639
                                               ============   ===========     ===========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       882,466       878,267       2,765,839      3,725,872     3,839,966
   Units redeemed                                  (383,589)      (11,851)        (30,914)       (33,060)      (47,224)
   Units transferred                                486,243       222,696         693,598        768,446       863,610
                                               ------------   -----------     -----------    -----------   -----------
Increase (decrease) in units outstanding            985,120     1,089,112       3,428,523      4,461,258     4,656,352
Beginning units                                   5,952,719        46,693         183,329        140,356       150,241
                                               ------------   -----------     -----------    -----------   -----------
Ending units                                      6,937,839     1,135,805       3,611,852      4,601,614     4,806,593
                                               ============   ===========     ===========    ===========   ===========



                                                             Blue Chip     Capital        Cash
                                                 Balanced      Growth       Growth     Management
                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                               -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (195,533) $  (154,544) $  (110,613) $ (2,330,535)

   Net realized gains (losses)                     272,657      400,380      237,925     3,257,068
   Change in net unrealized appreciation
      (depreciation) of investments                784,544    1,404,438    1,633,597     3,295,657
                                               -----------  -----------  -----------  ------------
      Increase (decrease) in net assets from
         operations                                861,668    1,650,274    1,760,909     4,222,190
                                               -----------  -----------  -----------  ------------
From capital transactions:
   Net proceeds from units sold                  1,463,860    1,953,550   15,270,527    44,194,650
   Cost of units redeemed                       (1,440,029)  (1,165,800)    (435,152)  (64,032,504)
   Net transfers                                 1,165,299    1,879,157    4,610,059    78,088,728
   Contract maintenance charge                      (1,946)      (1,681)        (361)      (17,291)
                                               -----------  -----------  -----------  ------------
      Increase (decrease) in net assets from
         capital transactions                    1,187,184    2,665,226   19,445,073    58,233,583
                                               -----------  -----------  -----------  ------------
Increase (decrease) in net assets                2,048,852    4,315,500   21,205,982    62,455,773
Net assets at beginning of period               15,537,708   11,395,423    3,086,071   165,908,135
                                               -----------  -----------  -----------  ------------
Net assets at end of period                    $17,586,560  $15,710,923  $24,292,053  $228,363,908
                                               ===========  ===========  ===========  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       89,139      281,647    1,743,068     3,317,278
   Units redeemed                                  (86,906)    (176,483)     (51,676)   (4,802,618)
   Units transferred                                70,419      283,025      532,499     5,881,581
                                               -----------  -----------  -----------  ------------
Increase (decrease) in units outstanding            72,652      388,189    2,223,891     4,396,241
Beginning units                                    963,493    1,818,174      384,895    12,567,915
                                               -----------  -----------  -----------  ------------
Ending units                                     1,036,145    2,206,363    2,608,786    16,964,156
                                               ===========  ===========  ===========  ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                 Corporate   Davis Venture   "Dogs" of     Emerging        Equity
                                                   Bond          Value      Wall Street     Markets    Opportunities
                                                 Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                 (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               ------------  -------------  -----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (3,230,747) $ (7,540,394)  $  (229,283) $ (1,264,747) $  (724,207)

   Net realized gains (losses)                      110,802     5,085,804       641,941     2,538,409    1,276,656
   Change in net unrealized appreciation
      (depreciation) of investments               8,160,687    39,949,804      (255,629)   31,154,092    2,002,498
                                               ------------  ------------   -----------  ------------  -----------
      Increase (decrease) in net assets from
         operations                               5,040,742    37,495,214       157,029    32,427,754    2,554,947
                                               ------------  ------------   -----------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                  68,044,553    79,514,051     2,614,037    28,686,975    4,505,176
   Cost of units redeemed                       (16,606,377)  (35,223,615)   (1,769,684)   (5,321,325)  (5,410,004)
   Net transfers                                 45,139,740    40,668,364      (561,345)   11,092,502     (426,510)
   Contract maintenance charge                      (21,291)      (60,043)       (1,743)       (7,559)      (5,641)
                                               ------------  ------------   -----------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                    96,556,625    84,898,757       281,265    34,450,593   (1,336,979)
                                               ------------  ------------   -----------  ------------  -----------
Increase (decrease) in net assets               101,597,367   122,393,971       438,294    66,878,347    1,217,968
Net assets at beginning of period               225,928,781   560,311,210    18,180,059    77,151,152   60,618,449
                                               ------------  ------------   -----------  ------------  -----------
Net assets at end of period                    $327,526,148  $682,705,181   $18,618,353  $144,029,499  $61,836,417
                                               ============  ============   ===========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     3,904,791     2,096,288       200,283     1,361,115      219,225
   Units redeemed                                  (934,379)     (886,827)     (135,119)     (246,862)    (261,240)
   Units transferred                              2,554,540     1,091,371       (42,826)      518,174      (22,017)
                                               ------------  ------------   -----------  ------------  -----------
Increase (decrease) in units outstanding          5,524,952     2,300,832        22,338     1,632,427      (64,032)
Beginning units                                  12,841,383    14,644,705     1,413,505     4,091,398    2,954,863
                                               ------------  ------------   -----------  ------------  -----------
Ending units                                     18,366,335    16,945,537     1,435,843     5,723,825    2,890,831
                                               ============  ============   ===========  ============  ===========

                                                  Foreign    Fundamental                  Global
                                                   Value        Growth    Global Bond    Equities
                                                 Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                               ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (5,078,953) $  (162,949) $  (642,672) $  (375,019)

   Net realized gains (losses)                   13,488,809      215,555     (304,240)   1,206,235
   Change in net unrealized appreciation
      (depreciation) of investments              42,277,040    2,045,536    4,016,648    2,937,747
                                               ------------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                              50,686,896    2,098,142    3,069,736    3,768,963
                                               ------------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  29,143,590   24,512,652   12,835,106    6,099,142
   Cost of units redeemed                       (33,555,831)    (628,313)  (3,731,791)  (2,293,196)
   Net transfers                                  7,945,095    6,278,487    7,146,306     (200,689)
   Contract maintenance charge                      (50,945)        (677)      (3,063)      (1,980)
                                               ------------  -----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                     3,481,909   30,162,149   16,246,558    3,603,277
                                               ------------  -----------  -----------  -----------
Increase (decrease) in net assets                54,168,805   32,260,291   19,316,294    7,372,240
Net assets at beginning of period               398,541,135    4,947,564   47,205,334   27,993,123
                                               ------------  -----------  -----------  -----------
Net assets at end of period                    $452,709,940  $37,207,855  $66,521,628  $35,365,363
                                               ============  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,411,597    1,274,327      741,767      247,168
   Units redeemed                                (1,582,289)     (32,422)    (210,359)     (92,060)
   Units transferred                                359,898      321,247      402,836       (7,721)
                                               ------------  -----------  -----------  -----------
Increase (decrease) in units outstanding            189,206    1,563,152      934,244      147,387
Beginning units                                  20,072,470      264,972    2,672,319    1,185,703
                                               ------------  -----------  -----------  -----------
Ending units                                     20,261,676    1,828,124    3,606,563    1,333,090
                                               ============  ===========  ===========  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                                                                        International  International
                                                   Growth       Growth-     High-Yield   Diversified      Growth &
                                               Opportunities     Income        Bond        Equities        Income
                                                 Portfolio     Portfolio    Portfolio     Portfolio      Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)     (Class 3)      (Class 3)
                                               -------------  -----------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (460,955)  $  (269,082) $(1,033,952) $ (3,358,011)  $ (1,902,632)

   Net realized gains (losses)                      418,381       811,195    1,095,846     5,677,976      2,049,495
   Change in net unrealized appreciation
      (depreciation) of investments               6,697,424     1,606,352      322,308    37,597,431     15,864,082
                                                -----------   -----------  -----------  ------------   ------------
      Increase (decrease) in net assets from
         operations                               6,654,850     2,148,465      384,202    39,917,396     16,010,945
                                                -----------   -----------  -----------  ------------   ------------
From capital transactions:
   Net proceeds from units sold                   7,951,398     2,899,097   10,026,963    40,568,858     56,847,907
   Cost of units redeemed                        (1,569,438)   (2,220,081)  (8,861,091)  (18,734,915)    (8,345,458)
   Net transfers                                  5,320,509       687,277    1,499,336     7,718,263     23,860,142
   Contract maintenance charge                       (2,814)       (2,339)      (6,609)      (32,540)       (10,370)
                                                -----------   -----------  -----------  ------------   ------------
      Increase (decrease) in net assets from
         capital transactions                    11,699,655     1,363,954    2,658,599    29,519,666     72,352,221
                                                -----------   -----------  -----------  ------------   ------------
Increase (decrease) in net assets                18,354,505     3,512,419    3,042,801    69,437,062     88,363,166
Net assets at beginning of period                28,417,659    21,335,072   83,936,765   250,526,418    117,562,282
                                                -----------   -----------  -----------  ------------   ------------
Net assets at end of period                     $46,772,164   $24,847,491  $86,979,566  $319,963,480   $205,925,448
                                                ===========   ===========  ===========  ============   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,355,275        90,162      492,683     2,665,516      2,934,840
   Units redeemed                                  (262,649)      (68,102)    (422,935)   (1,223,863)      (425,325)
   Units transferred                                887,732        21,000       69,463       498,779      1,225,694
                                                -----------   -----------  -----------  ------------   ------------
Increase (decrease) in units outstanding          1,980,358        43,060      139,211     1,940,432      3,735,209
Beginning units                                   5,078,330       685,463    4,049,169    17,448,046      6,342,643
                                                -----------   -----------  -----------  ------------   ------------
Ending units                                      7,058,688       728,523    4,188,380    19,388,478     10,077,852
                                                ===========   ===========  ===========  ============   ============

                                                                 MFS
                                                 Marsico    Massachusetts
                                                 Focused      Investors      MFS Total     Mid-Cap
                                                  Growth        Trust         Return        Growth
                                                Portfolio     Portfolio      Portfolio    Portfolio
                                                (Class 3)     (Class 3)      (Class 3)    (Class 3)
                                               -----------  -------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (463,171)  $  (642,584)  $ (3,676,943) $  (967,934)

   Net realized gains (losses)                     991,035     1,769,878      1,622,938    2,130,113
   Change in net unrealized appreciation
      (depreciation) of investments              4,140,554     4,076,881     14,559,931   11,157,184
                                               -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         operations                              4,668,418     5,204,175     12,505,926   12,319,363
                                               -----------   -----------   ------------  -----------
From capital transactions:
   Net proceeds from units sold                  5,613,998     1,721,167     31,171,040    8,981,172
   Cost of units redeemed                       (2,189,375)   (4,483,843)   (19,265,888)  (6,094,765)
   Net transfers                                  (382,442)     (985,855)    23,221,503   (1,831,848)
   Contract maintenance charge                      (2,677)       (6,271)       (27,159)      (9,534)
                                               -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                    3,039,504    (3,754,802)    35,099,496    1,045,025
                                               -----------   -----------   ------------  -----------
Increase (decrease) in net assets                7,707,922     1,449,373     47,605,422   13,364,388
Net assets at beginning of period               36,778,126    53,764,055    278,884,644   76,689,316
                                               -----------   -----------   ------------  -----------
Net assets at end of period                    $44,486,048   $55,213,428   $326,490,066  $90,053,704
                                               ===========   ===========   ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      460,091        72,091      1,108,720      766,178
   Units redeemed                                 (177,229)     (184,715)      (676,207)    (527,309)
   Units transferred                               (33,928)      (40,949)       816,392     (170,723)
                                               -----------   -----------   ------------  -----------
Increase (decrease) in units outstanding           248,934      (153,573)     1,248,905       68,146
Beginning units                                  3,057,551     2,321,999     10,084,962    7,154,175
                                               -----------   -----------   ------------  -----------
Ending units                                     3,306,485     2,168,426     11,333,867    7,222,321
                                               ===========   ===========   ============  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                              Small
                                                              Small & Mid    Company                   Telecom
                                                Real Estate    Cap Value      Value      Technology    Utility
                                                 Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                               ------------  ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,506,287) $ (3,428,842) $  (465,374) $  (159,191) $  (30,230)

   Net realized gains (losses)                    1,997,163     4,291,090       90,222      288,006     141,994
   Change in net unrealized appreciation
      (depreciation) of investments              (9,260,032)   15,210,932     (648,807)   2,568,299     186,037
                                               ------------  ------------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                              (8,769,156)   16,073,180   (1,023,959)   2,697,114     297,801
                                               ------------  ------------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                  35,031,962    46,956,070   24,271,715    1,807,034   1,878,073
   Cost of units redeemed                        (6,311,552)  (20,344,114)  (1,281,099)  (1,085,441)    (82,697)
   Net transfers                                  5,527,597    18,178,650   13,716,075    1,861,421   1,255,895
   Contract maintenance charge                      (10,416)      (30,914)      (1,938)      (2,145)        (99)
                                               ------------  ------------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    34,237,591    44,759,692   36,704,753    2,580,869   3,051,172
                                               ------------  ------------  -----------  -----------  ----------
Increase (decrease) in net assets                25,468,435    60,832,872   35,680,794    5,277,983   3,348,973
Net assets at beginning of period               107,216,539   249,417,557   20,238,125   12,558,333   1,186,455
                                               ------------  ------------  -----------  -----------  ----------
Net assets at end of period                    $132,684,974  $310,250,429  $55,918,919  $17,836,316  $4,535,428
                                               ============  ============  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,181,295     2,412,420    2,290,695      699,560     114,894
   Units redeemed                                  (205,400)   (1,032,709)    (121,155)    (425,238)     (5,109)
   Units transferred                                173,252       922,253    1,305,682      663,748      77,446
                                               ------------  ------------  -----------  -----------  ----------
Increase (decrease) in units outstanding          1,149,147     2,301,964    3,475,222      938,070     187,231
Beginning units                                   3,472,777    13,641,167    1,999,516    5,308,607      79,302
                                               ------------  ------------  -----------  -----------  ----------
Ending units                                      4,621,924    15,943,131    5,474,738    6,246,677     266,533
                                               ============  ============  ===========  ===========  ==========


                                                Worldwide                  Growth and    Strategic
                                               High Income    Comstock       Income        Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 3)    (Class II)    (Class II)    (Class II)
                                               -----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (25,641)  $  1,519,788  $    818,268  $  (327,007)

   Net realized gains (losses)                      2,295     17,739,665    28,072,864    1,007,646
   Change in net unrealized appreciation
      (depreciation) of investments                88,542     (9,332,763)   (6,745,489)   3,097,443
                                               ----------   ------------  ------------  -----------
      Increase (decrease) in net assets from
         operations                                65,196      9,926,690    22,145,643    3,778,082
                                               ----------   ------------  ------------  -----------
From capital transactions:
   Net proceeds from units sold                   685,263     13,317,526    52,909,552      400,998
   Cost of units redeemed                        (135,442)   (34,918,253)  (41,835,393)  (2,163,724)
   Net transfers                                  731,905       (668,087)   20,631,650   (1,311,228)
   Contract maintenance charge                        (12)       (63,791)      (73,182)      (4,808)
                                               ----------   ------------  ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                   1,281,714    (22,332,605)   31,632,627   (3,078,762)
                                               ----------   ------------  ------------  -----------
Increase (decrease) in net assets               1,346,910    (12,405,915)   53,778,270      699,320
Net assets at beginning of period               1,662,700    376,648,609   488,270,723   28,337,928
                                               ----------   ------------  ------------  -----------
Net assets at end of period                    $3,009,610   $364,242,694  $542,048,993  $29,037,248
                                               ==========   ============  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      32,606        925,716     3,363,996       38,976
   Units redeemed                                  (6,449)    (2,401,817)   (2,637,692)    (211,474)
   Units transferred                               35,998        (35,319)    1,301,885     (134,932)
                                               ----------   ------------  ------------  -----------
Increase (decrease) in units outstanding           62,155     (1,511,420)    2,028,189     (307,430)
Beginning units                                    78,968     26,646,078    31,791,446    2,909,668
                                               ----------   ------------  ------------  -----------
Ending units                                      141,123     25,134,658    33,819,635    2,602,238
                                               ==========   ============  ============  ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                Diversified      Equity                              LargeCap
                                               International     Income      Growth       Income       Blend
                                                  Account      Account I     Account     Account      Account
                                                 (Class 1)     (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                               -------------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   60,696    $   (65,892) $  (13,078) $   860,514  $   73,125

   Net realized gains (losses)                     877,030      4,045,879      29,489      (26,137)    590,189
   Change in net unrealized appreciation
      (depreciation) of investments               (253,282)       451,159     264,989     (486,048)     39,283
                                                ----------    -----------  ----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                                684,444      4,431,146     281,400      348,329     702,597
                                                ----------    -----------  ----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                     56,973      1,198,144       9,876      200,075      90,294
   Cost of units redeemed                         (153,505)    (4,903,218)    (87,364)  (1,052,350)   (735,379)
   Net transfers                                 1,443,133      3,949,322     105,618    1,810,370    (105,629)
   Contract maintenance charge                        (323)        (5,233)       (413)      (1,498)     (1,250)
                                                ----------    -----------  ----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    1,346,278        239,015      27,717      956,597    (751,964)
                                                ----------    -----------  ----------  -----------  ----------
Increase (decrease) in net assets                2,030,722      4,670,161     309,117    1,304,926     (49,367)
Net assets at beginning of period                3,361,967     60,395,735   1,595,675   15,411,695   9,158,305
                                                ----------    -----------  ----------  -----------  ----------
Net assets at end of period                     $5,392,689    $65,065,896  $1,904,792  $16,716,621  $9,108,938
                                                ==========    ===========  ==========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        6,868        111,452       1,273       27,435      12,218
   Units redeemed                                  (18,269)      (446,577)    (11,903)    (144,127)    (99,372)
   Units transferred                               171,651        361,121      13,867      247,144     (15,311)
                                                ----------    -----------  ----------  -----------  ----------
Increase (decrease) in units outstanding           160,250         25,996       3,237      130,452    (102,465)
Beginning units                                    430,300      5,752,545     221,503    2,122,228   1,296,826
                                                ----------    -----------  ----------  -----------  ----------
Ending units                                       590,550      5,778,541     224,740    2,252,680   1,194,361
                                                ==========    ===========  ==========  ===========  ==========

                                                 MidCap       Money       Mortgage   Real Estate
                                                  Stock       Market     Securities   Securities
                                                 Account     Account      Account      Account
                                                (Class 1)   (Class 1)    (Class 1)    (Class 1)
                                               ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (14,676) $   111,545  $   454,808  $   45,470

   Net realized gains (losses)                    665,081            0     (109,125)    581,111
   Change in net unrealized appreciation
      (depreciation) of investments              (537,491)           0     (103,739)   (809,416)
                                               ----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                               112,914      111,545      241,944    (182,835)
                                               ----------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                    26,304      128,610        8,249      80,978
   Cost of units redeemed                        (540,381)  (1,051,011)    (963,624)    (92,816)
   Net transfers                                  287,930    1,550,078   (1,086,548)   (243,783)
   Contract maintenance charge                       (558)      (1,300)      (2,352)       (261)
                                               ----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    (226,705)     626,377   (2,044,275)   (255,882)
                                               ----------  -----------  -----------  ----------
Increase (decrease) in net assets                (113,791)     737,922   (1,802,331)   (438,717)
Net assets at beginning of period               7,472,559    3,665,896   11,351,666   1,991,443
                                               ----------  -----------  -----------  ----------
Net assets at end of period                    $7,358,768  $ 4,403,818  $ 9,549,335  $1,552,726
                                               ==========  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       2,401       21,317        1,172       3,642
   Units redeemed                                 (48,064)    (174,682)    (143,409)     (4,453)
   Units transferred                               24,843      258,914     (160,011)    (13,786)
                                               ----------  -----------  -----------  ----------
Increase (decrease) in units outstanding          (20,820)     105,549     (302,248)    (14,597)
Beginning units                                   692,928      616,894    1,695,485      94,034
                                               ----------  -----------  -----------  ----------
Ending units                                      672,108      722,443    1,393,237      79,437
                                               ==========  ===========  ===========  ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                  SAM           SAM          SAM          SAM
                                                    SAM      Conservative  Conservative    Flexible    Strategic
                                                 Balanced      Balanced       Growth        Income       Growth
                                                 Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                                 (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  2,665,101  $   407,151   $   448,614   $ 1,127,646  $    22,177

   Net realized gains (losses)                    3,988,257      506,095     2,372,123       796,271      855,222
   Change in net unrealized appreciation
      (depreciation) of investments               7,158,551      106,326     4,336,432      (706,399)   1,457,601
                                               ------------  -----------   -----------   -----------  -----------
      Increase (decrease) in net assets from
         operations                              13,811,909    1,019,572     7,157,169     1,217,518    2,335,000
                                               ------------  -----------   -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                     472,437          425       353,757         8,577      220,640
   Cost of units redeemed                       (13,483,265)  (1,256,816)   (5,005,472)   (2,446,851)  (1,687,524)
   Net transfers                                  2,501,609       11,126    (1,335,826)      125,460     (178,459)
   Contract maintenance charge                      (20,140)      (1,310)      (10,290)       (3,735)      (4,156)
                                               ------------  -----------   -----------   -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (10,529,359)  (1,246,575)   (5,997,831)   (2,316,549)  (1,649,499)
                                               ------------  -----------   -----------   -----------  -----------
Increase (decrease) in net assets                 3,282,550     (227,003)    1,159,338    (1,099,031)     685,501
Net assets at beginning of period               183,998,899   17,517,026    80,620,425    32,371,535   24,061,064
                                               ------------  -----------   -----------   -----------  -----------
Net assets at end of period                    $187,281,449  $17,290,023   $81,779,763   $31,272,504  $24,746,565
                                               ============  ===========   ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        46,442           58        31,425         1,142       18,060
   Units redeemed                                (1,291,797)    (168,010)     (448,499)     (290,949)    (137,204)
   Units transferred                                231,841        2,553      (117,821)       15,053      (14,724)
                                               ------------  -----------   -----------   -----------  -----------
Increase (decrease) in units outstanding         (1,013,514)    (165,399)     (534,895)     (274,754)    (133,868)
Beginning units                                  18,183,081    2,412,113     7,480,827     3,921,709    2,028,132
                                               ------------  -----------   -----------   -----------  -----------
Ending units                                     17,169,567    2,246,714     6,945,932     3,646,955    1,894,264
                                               ============  ===========   ===========   ===========  ===========

                                                                                      West
                                               Short-Term   SmallCap    SmallCap     Coast
                                                 Income      Growth      Value       Equity
                                                 Account     Account    Account     Account
                                                (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                               ----------  ----------  ---------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  134,445  $  (20,545) $  2,153   $  (117,082)

   Net realized gains (losses)                    (13,702)     65,817    50,858     1,700,395
   Change in net unrealized appreciation
      (depreciation) of investments               (36,207)    121,258   (64,222)    1,153,116
                                               ----------  ----------  --------   -----------
      Increase (decrease) in net assets from
         operations                                84,536     166,530   (11,211)    2,736,429
                                               ----------  ----------  --------   -----------
From capital transactions:
   Net proceeds from units sold                     7,650          39         0       629,480
   Cost of units redeemed                        (240,649)   (144,149)   (2,887)   (2,142,500)
   Net transfers                                   73,640     (22,648)  133,481     1,007,812
   Contract maintenance charge                       (729)       (246)      (90)       (3,681)
                                               ----------  ----------  --------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (160,088)   (167,004)  130,504      (508,889)
                                               ----------  ----------  --------   -----------
Increase (decrease) in net assets                 (75,552)       (474)  119,293     2,227,540
Net assets at beginning of period               3,500,054   1,863,932   217,020    30,663,761
                                               ----------  ----------  --------   -----------
Net assets at end of period                    $3,424,502  $1,863,458  $336,313   $32,891,301
                                               ==========  ==========  ========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       1,136           5         0        48,968
   Units redeemed                                 (35,668)    (20,202)     (265)     (163,394)
   Units transferred                               10,778      (3,762)   11,886        78,053
                                               ----------  ----------  --------   -----------
Increase (decrease) in units outstanding          (23,754)    (23,959)   11,621       (36,373)
Beginning units                                   525,980     271,871    19,578     2,438,907
                                               ----------  ----------  --------   -----------
Ending units                                      502,226     247,912    31,199     2,402,534
                                               ==========  ==========  ========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)


                                                Diversified      Equity                              LargeCap
                                               International     Income      Growth       Income       Blend
                                                  Account      Account I     Account     Account      Account
                                                 (Class 2)     (Class 2)    (Class 2)   (Class 2)    (Class 2)
                                               -------------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   56,255    $  (254,796) $  (11,589) $   702,777  $    7,952

   Net realized gains (losses)                   1,060,359      3,743,094      28,145     (115,032)    231,042
   Change in net unrealized appreciation
      (depreciation) of investments               (354,908)       119,935     140,494     (314,009)     19,544
                                                ----------    -----------  ----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                                761,706      3,608,233     157,050      273,736     258,538
                                                ----------    -----------  ----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                     47,788      3,588,499           0      159,288     168,787
   Cost of units redeemed                         (207,796)    (5,082,394)   (110,286)  (3,626,460)   (424,445)
   Net transfers                                   644,369      4,496,736      85,662      162,991     (51,608)
   Contract maintenance charge                        (305)        (5,865)       (155)      (2,658)       (406)
                                                ----------    -----------  ----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                      484,056      2,996,976     (24,779)  (3,306,839)   (307,672)
                                                ----------    -----------  ----------  -----------  ----------
Increase (decrease) in net assets                1,245,762      6,605,209     132,271   (3,033,103)    (49,134)
Net assets at beginning of period                4,461,640     51,305,430     957,698   15,802,004   3,474,705
                                                ----------    -----------  ----------  -----------  ----------
Net assets at end of period                     $5,707,402    $57,910,639  $1,089,969  $12,768,901  $3,425,571
                                                ==========    ===========  ==========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        5,845        339,543           0       22,393      23,442
   Units redeemed                                  (25,330)      (475,850)    (14,829)    (502,138)    (59,152)
   Units transferred                                75,661        424,393      10,700       21,961      (7,001)
                                                ----------    -----------  ----------  -----------  ----------
Increase (decrease) in units outstanding            56,176        288,086      (4,129)    (457,784)    (42,711)
Beginning units                                    581,190      4,996,995     135,152    2,210,997     502,522
                                                ----------    -----------  ----------  -----------  ----------
Ending units                                       637,366      5,285,081     131,023    1,753,213     459,811
                                                ==========    ===========  ==========  ===========  ==========

                                                                                        Real
                                                 MidCap       Money       Mortgage     Estate
                                                  Stock       Market     Securities  Securities
                                                 Account     Account      Account      Account
                                                (Class 2)   (Class 2)    (Class 2)    (Class 2)
                                               ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (21,097) $    75,946  $   178,332  $   40,591

   Net realized gains (losses)                    372,062            0      (88,943)    643,069
   Change in net unrealized appreciation
      (depreciation) of investments              (293,679)           0       (5,168)   (885,387)
                                               ----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                                57,286       75,946       84,221    (201,727)
                                               ----------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                    13,305       65,143       14,375      52,225
   Cost of units redeemed                        (665,977)  (4,082,467)  (1,512,499)   (102,554)
   Net transfers                                   75,133    5,596,936     (206,462)   (322,840)
   Contract maintenance charge                       (426)        (646)      (1,919)       (331)
                                               ----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    (577,965)   1,578,966   (1,706,505)   (373,500)
                                               ----------  -----------  -----------  ----------
Increase (decrease) in net assets                (520,679)   1,654,912   (1,622,284)   (575,227)
Net assets at beginning of period               3,927,186    2,724,190    5,028,514   2,294,813
                                               ----------  -----------  -----------  ----------
Net assets at end of period                    $3,406,507  $ 4,379,102  $ 3,406,230  $1,719,586
                                               ==========  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       1,218       11,223        2,186       2,249
   Units redeemed                                 (61,090)    (693,073)    (230,276)     (5,284)
   Units transferred                                6,569      948,878      (30,900)    (16,997)
                                               ----------  -----------  -----------  ----------
Increase (decrease) in units outstanding          (53,303)     267,028     (258,990)    (20,032)
Beginning units                                   372,499      468,575      768,702     108,166
                                               ----------  -----------  -----------  ----------
Ending units                                      319,196      735,603      509,712      88,134
                                               ==========  ===========  ===========  ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                  SAM           SAM          SAM           SAM
                                                             Conservative  Conservative    Flexible     Strategic
                                               SAM Balanced    Balanced       Growth        Income        Growth
                                                 Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                 (Class 2)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                               ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  1,734,068  $   420,371   $   187,669   $  1,622,498  $   (80,937)

   Net realized gains (losses)                    7,110,601    1,016,680     3,544,247      1,539,365      882,942
   Change in net unrealized appreciation
      (depreciation) of investments               2,588,403     (242,725)    2,703,111     (1,342,081)   2,017,236
                                               ------------  -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         operations                              11,433,072    1,194,326     6,435,027      1,819,782    2,819,241
                                               ------------  -----------   -----------   ------------  -----------
From capital transactions:
   Net proceeds from units sold                   3,445,497      644,553     1,556,678        322,809    1,929,885
   Cost of units redeemed                       (29,782,311)  (5,464,839)   (8,883,543)   (10,577,750)  (2,227,283)
   Net transfers                                    928,297     (496,376)   (2,645,386)      (292,500)     127,548
   Contract maintenance charge                      (21,926)      (3,286)      (10,299)        (9,669)      (4,298)
                                               ------------  -----------   -----------   ------------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (25,430,443)  (5,319,948)   (9,982,550)   (10,557,110)    (174,148)
                                               ------------  -----------   -----------   ------------  -----------
Increase (decrease) in net assets               (13,997,371)  (4,125,622)   (3,547,523)    (8,737,328)   2,645,093
Net assets at beginning of period               166,390,537   24,267,380    76,120,627     55,327,490   29,288,163
                                               ------------  -----------   -----------   ------------  -----------
Net assets at end of period                    $152,393,166  $20,141,758   $72,573,104   $ 46,590,162  $31,933,256
                                               ============  ===========   ===========   ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       337,935       63,876       141,331         39,440      157,000
   Units redeemed                                (2,903,626)    (748,233)     (807,609)    (1,284,359)    (183,046)
   Units transferred                                 87,557      (67,353)     (234,532)       (35,718)       7,782
                                               ------------  -----------   -----------   ------------  -----------
Increase (decrease) in units outstanding         (2,478,134)    (751,710)     (900,810)    (1,280,637)     (18,264)
Beginning units                                  16,711,342    3,394,114     7,199,949      6,820,316    2,516,995
                                               ------------  -----------   -----------   ------------  -----------
Ending units                                     14,233,208    2,642,404     6,299,139      5,539,679    2,498,731
                                               ============  ===========   ===========   ============  ===========

                                                                                     West
                                               Short-Term   SmallCap   SmallCap     Coast
                                                 Income      Growth     Value       Equity
                                                 Account    Account    Account     Account
                                                (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                               ----------  ---------  ---------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  102,399  $ (11,603) $  2,166   $   (98,381)

   Net realized gains (losses)                    (26,163)    54,880    46,496     1,107,077
   Change in net unrealized appreciation
      (depreciation) of investments               (13,871)    45,753   (56,761)      109,537
                                               ----------  ---------  --------   -----------
      Increase (decrease) in net assets from
         operations                                62,365     89,030    (8,099)    1,118,233
                                               ----------  ---------  --------   -----------
From capital transactions:
   Net proceeds from units sold                     4,183         20     1,822       386,743
   Cost of units redeemed                        (893,853)  (205,771)  (21,567)   (1,403,356)
   Net transfers                                  365,397      8,537    25,946    (1,360,371)
   Contract maintenance charge                       (593)      (158)      (17)       (1,835)
                                               ----------  ---------  --------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (524,866)  (197,372)    6,184    (2,378,819)
                                               ----------  ---------  --------   -----------
Increase (decrease) in net assets                (462,501)  (108,342)   (1,915)   (1,260,586)
Net assets at beginning of period               3,160,390    994,542   260,044    14,402,243
                                               ----------  ---------  --------   -----------
Net assets at end of period                    $2,697,889  $ 886,200  $258,129   $13,141,657
                                               ==========  =========  ========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         636          3       164        30,433
   Units redeemed                                (135,049)   (28,482)   (2,042)     (110,786)
   Units transferred                               55,297      1,128     2,429      (107,276)
                                               ----------  ---------  --------   -----------
Increase (decrease) in units outstanding          (79,116)   (27,351)      551      (187,629)
Beginning units                                   480,261    147,936    23,541     1,174,244
                                               ----------  ---------  --------   -----------
Ending units                                      401,145    120,585    24,092       986,615
                                               ==========  =========  ========   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                                     Columbia
                                                Columbia                                              Marsico
                                                  Asset      Columbia      Columbia      Columbia     Focused
                                               Allocation   Large Cap   Small Company  High Yield     Equities
                                                  Fund,    Value Fund,   Growth Fund,      Fund,       Fund,
                                                Variable     Variable      Variable      Variable     Variable
                                                 Series       Series        Series        Series       Series
                                                (Class A)   (Class A)     (Class A)     (Class A)    (Class A)
                                               ----------  -----------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   23,917  $   22,316    $  (49,877)   $ 1,178,707  $  (890,626)

   Net realized gains (losses)                    139,799     671,032        70,891        470,446    2,356,801
   Change in net unrealized appreciation
      (depreciation) of investments               (53,687)   (167,907)      571,472     (1,383,728)   7,995,742
                                               ----------  ----------    ----------    -----------  -----------
      Increase (decrease) in net assets from
         operations                               110,029     525,441       592,486        265,425    9,461,917
                                               ----------  ----------    ----------    -----------  -----------
From capital transactions:
   Net proceeds from units sold                         0     564,812        54,801      1,953,112    7,207,119
   Cost of units redeemed                         (76,975)   (424,779)     (172,875)    (3,358,055)  (6,850,787)
   Net transfers                                   45,029      69,604      (125,987)      (222,040)    (262,353)
   Contract maintenance charge                       (177)       (633)         (269)        (2,371)      (6,361)
                                               ----------  ----------    ----------    -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                     (32,123)    209,004      (244,330)    (1,629,354)      87,618
                                               ----------  ----------    ----------    -----------  -----------
Increase (decrease) in net assets                  77,906     734,445       348,156     (1,363,929)   9,549,535
Net assets at beginning of period               1,373,371   7,643,812     4,061,145     30,752,895   78,555,725
                                               ----------  ----------    ----------    -----------  -----------
Net assets at end of period                    $1,451,277  $8,378,257    $4,409,301    $29,388,966  $88,105,260
                                               ==========  ==========    ==========    ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           0      41,757         4,339        121,854      592,650
   Units redeemed                                  (6,579)    (31,182)      (13,413)      (209,811)    (561,576)
   Units transferred                                3,659       5,234        (9,814)       (15,988)     (16,723)
                                               ----------  ----------    ----------    -----------  -----------
Increase (decrease) in units outstanding           (2,920)     15,809       (18,888)      (103,945)      14,351
Beginning units                                   121,392     581,409       337,697      1,942,396    6,596,122
                                               ----------  ----------    ----------    -----------  -----------
Ending units                                      118,472     597,218       318,809      1,838,451    6,610,473
                                               ==========  ==========    ==========    ===========  ===========

                                                              Columbia                    Columbia
                                                               Marsico                    Marsico
                                                 Columbia       21st     Columbia Mid  International
                                                  Marsico      Century    Cap Growth   Opportunities
                                               Growth Fund,     Fund,        Fund,         Fund,
                                                 Variable     Variable     Variable       Variable
                                                  Series       Series       Series         Series
                                                 (Class A)    (Class A)    (Class A)     (Class B)
                                               ------------  ----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $  (77,338)  $  (15,025)  $  (24,185)   $  (87,136)

   Net realized gains (losses)                     145,285      171,106      477,313       560,082
   Change in net unrealized appreciation
      (depreciation) of investments                949,921      204,660     (104,531)      899,785
                                                ----------   ----------   ----------    ----------
      Increase (decrease) in net assets from
         operations                              1,017,868      360,741      348,597     1,372,731
                                                ----------   ----------   ----------    ----------
From capital transactions:
   Net proceeds from units sold                    425,736       10,010        2,097       458,925
   Cost of units redeemed                         (315,672)     (85,738)     (79,443)     (352,997)
   Net transfers                                    25,542       91,213      (62,610)     (100,191)
   Contract maintenance charge                        (588)         (98)        (209)         (564)
                                                ----------   ----------   ----------    ----------
      Increase (decrease) in net assets from
         capital transactions                      135,018       15,387     (140,165)        5,173
                                                ----------   ----------   ----------    ----------
Increase (decrease) in net assets                1,152,886      376,128      208,432     1,377,904
Net assets at beginning of period                6,660,456    2,152,593    2,165,600     7,939,963
                                                ----------   ----------   ----------    ----------
Net assets at end of period                     $7,813,342   $2,528,721   $2,374,032    $9,317,867
                                                ==========   ==========   ==========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       38,325          572          196        23,046
   Units redeemed                                  (28,466)      (5,029)      (7,692)      (17,498)
   Units transferred                                 2,775        5,495       (5,950)       (4,445)
                                                ----------   ----------   ----------    ----------
Increase (decrease) in units outstanding            12,634        1,038      (13,446)        1,103
Beginning units                                    630,078      133,483      224,283       407,568
                                                ----------   ----------   ----------    ----------
Ending units                                       642,712      134,521      210,837       408,671
                                                ==========   ==========   ==========    ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                   Asset                                   Growth-         Asset
                                                Allocation      Global                      Income      Allocation
                                                   Fund       Growth Fund   Growth Fund      Fund          Fund
                                                 (Class 2)     (Class 2)     (Class 2)    (Class 2)      (Class 3)
                                               ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ (1,219,689) $    431,099  $ (8,529,837) $ (7,470,069) $   (469,185)

   Net realized gains (losses)                    8,113,737    37,241,208    79,852,080    42,427,319     3,657,329
   Change in net unrealized appreciation
      (depreciation) of investments               6,172,754    33,237,081    44,882,879    40,543,341     3,357,687
                                               ------------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         operations                              13,066,802    70,909,388   116,205,122    75,500,591     6,545,831
                                               ------------  ------------  ------------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                   1,636,504    28,008,996    32,180,009    33,290,065       357,656
   Cost of units redeemed                       (17,671,973)  (47,053,767)  (68,084,881)  (69,089,770)  (10,346,796)
   Net transfers                                 14,491,716    35,271,461    16,902,727    27,081,590     3,360,248
   Contract maintenance charge                      (39,092)      (71,342)     (109,095)     (118,910)      (19,071)
                                               ------------  ------------  ------------  ------------  ------------
      Increase (decrease) in net assets from
         capital transactions                    (1,582,845)   16,155,348   (19,111,240)   (8,837,025)   (6,647,963)
                                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets                11,483,957    87,064,736    97,093,882    66,663,566      (102,132)
Net assets at beginning of period               149,201,594   522,537,934   795,069,301   784,498,398    76,054,888
                                               ------------  ------------  ------------  ------------  ------------
Net assets at end of period                    $160,685,551  $609,602,670  $892,163,183  $851,161,964  $ 75,952,756
                                               ============  ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        97,137     1,247,277     1,545,400     1,786,118         7,256
   Units redeemed                                (1,051,702)   (2,049,576)   (3,175,817)   (3,632,527)     (208,509)
   Units transferred                                861,567     1,560,469       805,022     1,431,386        67,352
                                               ------------  ------------  ------------  ------------  ------------
Increase (decrease) in units outstanding            (92,998)      758,170      (825,395)     (415,023)     (133,901)
Beginning units                                   9,276,573    24,092,230    39,467,458    43,071,182     1,601,343
                                               ------------  ------------  ------------  ------------  ------------
Ending units                                      9,183,575    24,850,400    38,642,063    42,656,159     1,467,442
                                               ============  ============  ============  ============  ============

                                                   Cash
                                                Management                 Growth-Income  High-Income
                                                   Fund       Growth Fund       Fund       Bond Fund
                                                 (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                               ------------  ------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    431,403  $ (3,594,913) $ (3,169,633)  $ 1,450,105

   Net realized gains (losses)                      376,635    36,841,221    18,773,959      (561,486)
   Change in net unrealized appreciation
      (depreciation) of investments                (321,279)   29,055,171    26,678,396      (121,778)
                                               ------------  ------------  ------------   -----------
      Increase (decrease) in net assets from
         operations                                 486,759    62,301,479    42,282,722       766,841
                                               ------------  ------------  ------------   -----------
From capital transactions:
   Net proceeds from units sold                      59,249     1,461,466     1,725,336       126,678
   Cost of units redeemed                       (10,966,761)  (48,770,541)  (49,373,326)   (3,680,980)
   Net transfers                                 10,381,420    (9,959,711)   (5,930,043)       (2,295)
   Contract maintenance charge                       (5,900)     (108,993)     (119,980)       (9,528)
                                               ------------  ------------  ------------   -----------
      Increase (decrease) in net assets from
         capital transactions                      (531,992)  (57,377,779)  (53,698,013)   (3,566,125)
                                               ------------  ------------  ------------   -----------
Increase (decrease) in net assets                   (45,233)    4,923,700   (11,415,291)   (2,799,284)
Net assets at beginning of period                18,196,166   451,036,649   457,705,512    33,496,125
                                               ------------  ------------  ------------   -----------
Net assets at end of period                    $ 18,150,933  $455,960,349  $446,290,221   $30,696,841
                                               ============  ============  ============   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         2,890         7,656        12,556         1,672
   Units redeemed                                  (498,426)     (253,980)     (356,651)      (52,424)
   Units transferred                                471,444       (51,539)      (42,652)          195
                                               ------------  ------------  ------------   -----------
Increase (decrease) in units outstanding            (24,092)     (297,863)     (386,747)      (50,557)
Beginning units                                     836,379     2,476,760     3,444,347       489,770
                                               ------------  ------------  ------------   -----------
Ending units                                        812,287     2,178,897     3,057,600       439,213
                                               ============  ============  ============   ===========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                    U.S.                                      BB&T
                                                                Government/     Growth and      Mid Cap      Capital
                                               International     AAA-Rated        Income         Value       Manager
                                                    Fund      Securities Fund    Portfolio     Portfolio   Equity VIF
                                                 (Class 3)       (Class 3)      (Class VC)    (Class VC)    Portfolio
                                               -------------  ---------------  ------------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (964,333)    $   967,340    $ (2,976,481) $ (1,134,760) $   (3,912)

   Net realized gains (losses)                    9,663,893        (680,931)      6,627,403     3,847,815     506,383
   Change in net unrealized appreciation
      (depreciation) of investments              10,385,470         520,724      11,601,397     3,047,050    (257,304)
                                               ------------     -----------    ------------  ------------  ----------
      Increase (decrease) in net assets from
         operations                              19,085,030         807,133      15,252,319     5,760,105     245,167
                                               ------------     -----------    ------------  ------------  ----------
From capital transactions:
   Net proceeds from units sold                     660,077          62,521      38,288,416       587,231     754,543
   Cost of units redeemed                       (14,043,217)     (3,760,769)    (22,177,423)  (12,814,832)   (128,776)
   Net transfers                                   (202,073)        186,341        (577,482)     (721,082)    647,748
   Contract maintenance charge                      (27,265)         (8,375)        (37,860)      (26,069)        (61)
                                               ------------     -----------    ------------  ------------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (13,612,478)     (3,520,282)     15,495,651   (12,974,752)  1,273,454
                                               ------------     -----------    ------------  ------------  ----------
Increase (decrease) in net assets                 5,472,552      (2,713,149)     30,747,970    (7,214,647)  1,518,621
Net assets at beginning of period               120,436,613      31,959,063     246,019,110    98,390,983   3,554,572
                                               ------------     -----------    ------------  ------------  ----------
Net assets at end of period                    $125,909,165     $29,245,914    $276,767,080  $ 91,176,336  $5,073,193
                                               ============     ===========    ============  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        12,428           1,923       2,723,780        37,010      60,931
   Units redeemed                                  (262,446)       (116,081)     (1,575,771)     (799,768)    (10,371)
   Units transferred                                 (4,983)          5,387         (42,264)      (52,301)     52,400
                                               ------------     -----------    ------------  ------------  ----------
Increase (decrease) in units outstanding           (255,001)       (108,771)      1,105,745      (815,059)    102,960
Beginning units                                   2,405,011         996,762      17,926,774     6,529,071     297,909
                                               ------------     -----------    ------------  ------------  ----------
Ending units                                      2,150,010         887,991      19,032,519     5,714,012     400,869
                                               ============     ===========    ============  ============  ==========


                                               BB&T Large               BB&T Mid    BB&T Special
                                               Cap Growth  BB&T Large  Cap Growth  Opportunities
                                                   VIF       Cap VIF       VIF       Equity VIF
                                                Portfolio   Portfolio   Portfolio    Portfolio
                                               ----------  ----------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $     (54)  $   15,487  $  (36,977)  $  (68,979)

   Net realized gains (losses)                    15,227      472,111     426,510      552,541
   Change in net unrealized appreciation
      (depreciation) of investments              (10,167)    (377,443)    403,620      156,727
                                               ---------   ----------  ----------   ----------
      Increase (decrease) in net assets from
         operations                                5,006      110,155     793,153      640,289
                                               ---------   ----------  ----------   ----------
From capital transactions:
   Net proceeds from units sold                   33,619      888,725     409,462    2,212,504
   Cost of units redeemed                           (183)     (83,184)   (128,472)    (166,965)
   Net transfers                                (263,944)     735,493     654,496    2,559,069
   Contract maintenance charge                        (7)         (56)       (152)        (120)
                                               ---------   ----------  ----------   ----------
      Increase (decrease) in net assets from
         capital transactions                   (230,515)   1,540,978     935,334    4,604,488
                                               ---------   ----------  ----------   ----------
Increase (decrease) in net assets               (225,509)   1,651,133   1,728,487    5,244,777
Net assets at beginning of period                225,509    2,174,000   2,343,054    3,349,682
                                               ---------   ----------  ----------   ----------
Net assets at end of period                    $       0   $3,825,133  $4,071,541   $8,594,459
                                               =========   ==========  ==========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      3,094       70,273      34,006      159,632
   Units redeemed                                    (18)      (6,575)    (10,483)     (11,979)
   Units transferred                             (24,368)      58,300      54,722      185,375
                                               ---------   ----------  ----------   ----------
Increase (decrease) in units outstanding         (21,292)     121,998      78,245      333,028
Beginning units                                   21,292      174,402     215,430      263,198
                                               ---------   ----------  ----------   ----------
Ending units                                           0      296,400     293,675      596,226
                                               =========   ==========  ==========   ==========

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                            FOR THE NINE MONTHS ENDED
                               SEPTEMBER 30, 2007
                                   (Unaudited)
                                   (continued)

                                                                                           MTB
                                                                                         Managed      MTB Managed    MTB Managed
                                                BB&T Total                   MTB        Allocation     Allocation     Allocation
                                               Return Bond   MTB Large    Large Cap       Fund -        Fund -          Fund -
                                                   VIF       Cap Growth     Value       Aggressive    Conservative     Moderate
                                                Portfolio   Fund II (1)  Fund II (1)  Growth II (1)  Growth II (1)  Growth II (1)
                                               -----------  -----------  -----------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  104,381      $ (2)        $  0          $ (2)          $  2           $ (1)

   Net realized gains (losses)                     (3,395)        0           (1)           (1)             0              0
   Change in net unrealized appreciation
      (depreciation) of investments                26,066        20            4            17              7             13
                                               ----------      ----         ----          ----           ----           ----
      Increase (decrease) in net assets from
         operations                               127,052        18            3            14              9             12
                                               ----------      ----         ----          ----           ----           ----
From capital transactions:
   Net proceeds from units sold                 1,243,279       200          201           201            200            200
   Cost of units redeemed                        (258,159)        0            0             0              0              0
   Net transfers                                3,382,164         0            0             0              0              0
   Contract maintenance charge                       (186)        0            0             0              0              0
                                               ----------      ----         ----          ----           ----           ----
      Increase (decrease) in net assets from
         capital transactions                   4,367,098       200          201           201            200            200
                                               ----------      ----         ----          ----           ----           ----
Increase (decrease) in net assets               4,494,150       218          204           215            209            212
Net assets at beginning of period               3,070,867         0            0             0              0              0
                                               ----------      ----         ----          ----           ----           ----
Net assets at end of period                    $7,565,017      $218         $204          $215           $209           $212
                                               ==========      ====         ====          ====           ====           ====
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     121,614        20           20            20             20             20
   Units redeemed                                 (25,173)        0            0             0              0              0
   Units transferred                              329,283         0            0             0              0              0
                                               ----------      ----         ----          ----           ----           ----
Increase (decrease) in units outstanding          425,724        20           20            20             20             20
Beginning units                                   300,793         0            0             0              0              0
                                               ----------      ----         ----          ----           ----           ----
Ending units                                      726,517        20           20            20             20             20
                                               ==========      ====         ====          ====           ====           ====

(1)  For the period from February 5, 2007 (inception) to September 30, 2007.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION

     Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     American Pathway II, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II, Polaris Advisor, Polaris Choice III and Polaris Preferred Solution.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 177 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Fund, Inc. (the "Principal Fund"), (5) the three currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (8) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (9) the six currently available investment portfolios of the BB&T Variable Insurance Fund (the "BB&T Fund"), or (10) the five currently available investment portfolios of the MTB Group

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION (continued)

     of Funds (the "MTB Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Fund and the American Series, the Class B shares in the Columbia Trust I, the Class II shares in the Van Kampen Trust, the Class 3 shares of the Anchor Series Trust and SunAmerica Trust, and the shares of the MTB Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Principal Fund, the Columbia Trust, the Columbia Trust I, the American Series, the Lord Abbett Fund, the BB&T Fund, and the MTB Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

     On January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Fund. On that date, the Variable Accounts that invested in portfolios of the WM Trust, exchanged their shares in the portfolios of the WM Trust, for shares with an equal value in similar portfolios of the Principal Fund. The predecessor and current portfolios before and after the changes are listed below.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION (continued)

     Predecessor WM Trust Portfolio
     International Growth Fund
     Equity Income Fund
     Growth Fund
     Income Fund
     Growth & Income Fund
     Mid Cap Stock Fund
     Money Market Fund
     U.S. Government Securities Fund
     REIT Fund
     Balanced Portfolio
     Conservative Balanced Portfolio
     Conservative Growth Portfolio
     Flexible Income Portfolio
     Strategic Growth Portfolio
     Short Term Income Fund
     Small Cap Growth Fund
     Small Cap Value Fund
     West Coast Equity Fund

     Current Principal Fund Portfolio
     Diversified International Account
     Equity Income Account I
     Growth Account
     Income Account
     LargeCap Blend Account
     MidCap Stock Account
     Money Market Account
     Mortgage Securities Account
     Real Estate Securities Account
     SAM Balanced Portfolio
     SAM Conservative Balanced Portfolio
     SAM Conservative Growth Portfolio
     SAM Flexible Income Portfolio
     SAM Strategic Growth Portfolio
     Short-Term Income Account
     SmallCap Growth Account
     SmallCap Value Account
     West Coast Equity Account

     On February 12, 2007, the Large Cap Growth VIF of the BB&T Variable Insurance Funds was merged with and into the Large Cap VIF. On that date, the Variable Accounts that invested in the Large Cap Growth VIF exchanged their shares for shares with an equal value in the Large Cap VIF. The unit value of each Variable Account remained the same and the merger was a tax-free reorganization.

     On February 12, 2007, the Large Cap Growth VIF transferred all of its assets to the Large Cap VIF in return for shares of the Large Cap VIF. At the same time, the Large Cap VIF assumed all liabilities of the Large Cap Growth VIF. After the transfer, shares of the Large Cap VIF were distributed to shareholders of the Large Cap Growth VIF tax-free in liquidation of the Large Cap Growth VIF. In effect shares of the Large Cap Growth VIF were exchanged at an equal net asset value and on a tax-free basis for shares of the Large Cap VIF.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION (continued)

     On May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced Portfolio, the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager Portfolio and the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     These unaudited condensed financial statements do not include certain financial information required by U.S. generally accepted accounting principals ("GAAP") for complete financial statements and should be read in conjunction with the audited financial statements and the related notes for the year ended December 31, 2006. In the opinion of management, these unaudited financial statements contain the normal recurring adjustments necessary for a fair statement of the results presented herein.

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2006 AND 2005

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY


                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2006 AND 2005







                                    CONTENTS








Report of Independent Registered Public Accounting Firm ................    1
Statement of Assets and Liabilities, December 31, 2006 .................    2
Schedule of Portfolio Investments, December 31, 2006 ...................   24
Statement of Operations, for the year ended December 31, 2006 ..........   26
Statement of Changes in Net Assets, for the year ended December 31, 2006   48
Statement of Changes in Net Assets, for the year ended December 31, 2005   70
Notes to Financial Statements ..........................................   91

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account


In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2006, and the results of each of their operations for the periods indicated and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.






PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2007

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006

                                                                                                       Government
                                                                       Asset           Capital                and
                                                                  Allocation      Appreciation       Quality Bond             Growth
                                                                   Portfolio         Portfolio          Portfolio          Portfolio
                                                                   (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                                --------------------------------------------------------------------
Assets:
  Investments in shares of Trusts,
      at net asset value                                        $278,843,708      $668,822,485       $259,295,419       $286,915,866
                                                                --------------------------------------------------------------------

Liabilities:                                                               0                 0                  0                  0
                                                                --------------------------------------------------------------------

Net assets:                                                     $278,843,708      $668,822,485       $259,295,419       $286,915,866
                                                                ====================================================================


  Accumulation units                                            $275,625,271      $666,496,173       $256,957,394       $285,697,901

  Contracts in payout (annuitization) period                       3,218,437         2,326,312          2,338,025          1,217,965
                                                                --------------------------------------------------------------------

       Total net assets                                         $278,843,708      $668,822,485       $259,295,419       $286,915,866
                                                                ====================================================================

Accumulation units outstanding                                    11,018,438        15,756,681         15,018,602          8,365,889
                                                                ====================================================================

Contracts With Total Expenses of 1.15%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.30%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.40%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.52% (1):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.52% (2):
  Accumulation units outstanding                                  10,958,990        14,893,733         14,142,946          8,189,592
  Unit value of accumulation units                              $      25.31      $      43.57       $      17.46       $      34.31
Contracts With Total Expenses of 1.52% (3):
  Accumulation units outstanding                                          --           411,592            317,876                 --
  Unit value of accumulation units                              $         --      $      11.26       $      11.92       $         --
Contracts With Total Expenses of 1.52% (4):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.55% (5):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.55% (6):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.65%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.70%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.72% (4):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.77% (1):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.77% (2):
  Accumulation units outstanding                                      59,448           320,014            380,456            176,297
  Unit value of accumulation units                              $      24.95      $      42.92       $      17.20       $      33.80
Contracts With Total Expenses of 1.77% (3):
  Accumulation units outstanding                                          --           131,342            177,324                 --
  Unit value of accumulation units                              $         --      $      11.61       $      11.75       $         --
Contracts With Total Expenses of 1.80%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.95%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.97% (4):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 2.02%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 2.05%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --

                                                                                                                          Government
                                                                     Natural             Asset            Capital                and
                                                                   Resources        Allocation       Appreciation       Quality Bond
                                                                   Portfolio         Portfolio          Portfolio          Portfolio
                                                                   (Class 1)         (Class 2)          (Class 2)          (Class 2)
                                                                --------------------------------------------------------------------
Assets:
  Investments in shares of Trusts,
      at net asset value                                        $184,183,331       $17,890,649       $125,440,101       $117,062,386
                                                                --------------------------------------------------------------------

Liabilities:                                                               0                 0                  0                  0
                                                                --------------------------------------------------------------------

Net assets:                                                     $184,183,331       $17,890,649       $125,440,101       $117,062,386
                                                                ====================================================================


  Accumulation units                                            $183,266,301       $17,838,022       $125,210,269       $116,630,281

  Contracts in payout (annuitization) period                         917,030            52,627            229,832            432,105
                                                                --------------------------------------------------------------------

       Total net assets                                         $184,183,331       $17,890,649       $125,440,101       $117,062,386
                                                                ====================================================================

Accumulation units outstanding                                     3,796,380           715,105          2,897,869          6,773,799
                                                                ====================================================================

Contracts With Total Expenses of 1.15%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.30%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.40%:
  Accumulation units outstanding                                          --                --            151,009                 --
  Unit value of accumulation units                              $         --       $        --       $      43.46       $         --
Contracts With Total Expenses of 1.52% (1):
  Accumulation units outstanding                                          --           495,818          2,118,875          5,465,668
  Unit value of accumulation units                              $         --       $     25.11       $      43.31       $      17.32
Contracts With Total Expenses of 1.52% (2):
  Accumulation units outstanding                                   3,724,150                --                 --                 --
  Unit value of accumulation units                              $      48.53       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (3):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (4):
  Accumulation units outstanding                                          --            22,688             54,230            165,555
  Unit value of accumulation units                              $         --       $     25.11       $      43.68       $      17.34
Contracts With Total Expenses of 1.55% (5):
  Accumulation units outstanding                                          --                --             29,444                 --
  Unit value of accumulation units                              $         --       $        --       $      43.20       $         --
Contracts With Total Expenses of 1.55% (6):
  Accumulation units outstanding                                          --                --             69,628                 --
  Unit value of accumulation units                              $         --       $        --       $      44.37       $         --
Contracts With Total Expenses of 1.65%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.70%:
  Accumulation units outstanding                                          --                --             18,156                 --
  Unit value of accumulation units                              $         --       $        --       $      44.07       $         --
Contracts With Total Expenses of 1.72% (4):
  Accumulation units outstanding                                          --            53,215            108,833            209,644
  Unit value of accumulation units                              $         --       $     24.90       $      43.35       $      17.17
Contracts With Total Expenses of 1.77% (1):
  Accumulation units outstanding                                          --           102,304            299,309            862,902
  Unit value of accumulation units                              $         --       $     24.80       $      42.75       $      17.10
Contracts With Total Expenses of 1.77% (2):
  Accumulation units outstanding                                      72,230                --                 --                 --
  Unit value of accumulation units                              $      47.81       $        --       $         --       $         --
Contracts With Total Expenses of 1.77% (3):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.80%:
  Accumulation units outstanding                                          --                --             20,320                 --
  Unit value of accumulation units                              $         --       $        --       $      42.55       $         --
Contracts With Total Expenses of 1.95%:
  Accumulation units outstanding                                          --                --              6,248                 --
  Unit value of accumulation units                              $         --       $        --       $      43.55       $         --
Contracts With Total Expenses of 1.97% (4):
  Accumulation units outstanding                                          --            41,080             21,817             70,030
  Unit value of accumulation units                              $         --       $     24.56       $      42.86       $      16.97
Contracts With Total Expenses of 2.02%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 2.05%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (continued)

                                                                               Natural              Asset            Capital
                                                              Growth         Resources         Allocation       Appreciation
                                                           Portfolio         Portfolio          Portfolio          Portfolio
                                                           (Class 2)         (Class 2)          (Class 3)          (Class 3)
                                                         -------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $76,222,516       $38,673,206        $28,162,091       $398,541,757
                                                         -------------------------------------------------------------------

Liabilities:                                                       0                 0                  0                  0
                                                         -------------------------------------------------------------------

Net assets:                                              $76,222,516       $38,673,206        $28,162,091       $398,541,757
                                                         ===================================================================

      Accumulation units                                 $76,154,458       $38,668,111        $28,158,960       $398,479,989

      Contracts in payout (annuitization) period              68,058             5,095              3,131             61,768
                                                         -------------------------------------------------------------------

           Total net assets                              $76,222,516       $38,673,206        $28,162,091       $398,541,757
                                                         ===================================================================

Accumulation units outstanding                             2,240,626           804,761          1,134,571          9,288,929
                                                         ===================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                --                 30             10,486
      Unit value of accumulation units                   $        --       $        --        $     10.67       $      10.92
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --                --                159             10,843
      Unit value of accumulation units                   $        --       $        --        $     10.66       $      10.90
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                       1,864,691           574,692              5,028          4,385,671
      Unit value of accumulation units                   $     34.08       $     48.25        $     24.97       $      43.16
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                          39,439            15,550            306,412          1,728,971
      Unit value of accumulation units                   $     34.08       $     48.34        $     24.97       $      43.16
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --                --                 31              5,370
      Unit value of accumulation units                   $        --       $        --        $     10.65       $      10.89
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                --                 30                 30
      Unit value of accumulation units                   $        --       $        --        $     10.64       $      10.89
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                          55,488            18,558            794,812          2,542,614
      Unit value of accumulation units                   $     33.78       $     47.79        $     24.78       $      42.81
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         266,827           191,002              3,855            352,469
      Unit value of accumulation units                   $     33.64       $     47.51        $     24.93       $      42.69
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --                --                 31              4,627
      Unit value of accumulation units                   $        --       $        --        $     10.62       $      10.89
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                          14,181             4,959             24,139            243,722
      Unit value of accumulation units                   $     33.42       $     47.28        $     24.52       $      42.33
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                --                 13                668
      Unit value of accumulation units                   $        --       $        --        $     24.88       $      42.58
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                --                 31              3,458
      Unit value of accumulation units                   $        --       $        --        $     10.63       $      10.88

                                                          Government
                                                                 and                              Natural         Aggressive
                                                        Quality Bond            Growth          Resources             Growth
                                                           Portfolio         Portfolio          Portfolio          Portfolio
                                                           (Class 3)         (Class 3)          (Class 3)          (Class 1)
                                                        --------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                            $399,803,235      $191,269,980       $116,871,760      $103,875,273
                                                        --------------------------------------------------------------------

Liabilities:                                                       0                 0                  0                 0
                                                        --------------------------------------------------------------------

Net assets:                                             $399,803,235      $191,269,980       $116,871,760      $103,875,273
                                                        ====================================================================

      Accumulation units                                $399,711,879      $191,227,834       $116,871,760      $103,252,915

      Contracts in payout (annuitization) period              91,356            42,146                  0           622,358
                                                        --------------------------------------------------------------------

           Total net assets                             $399,803,235      $191,269,980       $116,871,760      $103,875,273
                                                        ====================================================================

Accumulation units outstanding                            23,293,805         5,660,379          2,461,054         5,927,405
                                                        ====================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                          34,701             6,581              2,575                --
      Unit value of accumulation units                  $      10.16      $      10.89       $      10.49      $         --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                --                 --                --
      Unit value of accumulation units                  $         --      $         --       $         --      $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                          32,728             4,729              5,705                --
      Unit value of accumulation units                  $      10.15      $      10.89       $      10.49      $         --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                      10,648,834         2,915,727          1,155,715                --
      Unit value of accumulation units                  $      17.25      $      33.95       $      47.98      $         --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                --                 --         5,797,491
      Unit value of accumulation units                  $         --      $         --       $         --      $      17.60
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                --                 --            37,892
      Unit value of accumulation units                  $         --      $         --       $         --      $       9.31
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                       4,594,702           905,933            426,926                --
      Unit value of accumulation units                  $      17.25      $      33.95       $      47.98      $         --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                          11,110                57              4,418                --
      Unit value of accumulation units                  $      10.15      $      10.89       $      10.48      $         --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                --                 --                --
      Unit value of accumulation units                  $         --      $         --       $         --      $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              30                30                 30                --
      Unit value of accumulation units                  $      10.13      $      10.85       $      10.45      $         --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                --                 --                --
      Unit value of accumulation units                  $         --      $         --       $         --      $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                       6,480,752         1,470,359            672,614                --
      Unit value of accumulation units                  $      17.10      $      33.67       $      47.50      $         --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         943,077           246,928            117,186                --
      Unit value of accumulation units                  $      17.05      $      33.56       $      47.47      $         --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                --                 --            75,949
      Unit value of accumulation units                  $         --      $         --       $         --      $      17.35
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                --                 --            16,073
      Unit value of accumulation units                  $         --      $         --       $         --      $       9.18
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                          10,331             2,279              7,719                --
      Unit value of accumulation units                  $      10.14      $      10.87       $      10.47      $         --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                --                 --                --
      Unit value of accumulation units                  $         --      $         --       $         --      $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                         529,734           106,903             68,060                --
      Unit value of accumulation units                  $      16.91      $      33.29       $      47.02      $         --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                           2,058               122                 75                --
      Unit value of accumulation units                  $      17.03      $      33.50       $      47.35      $         --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                           5,748               731                 31                --
      Unit value of accumulation units                  $      10.12      $      10.86       $      10.43      $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (continued)

                                                            Alliance         Blue Chip               Cash          Corporate
                                                              Growth            Growth         Management               Bond
                                                           Portfolio         Portfolio          Portfolio          Portfolio
                                                           (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                        --------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                            $511,866,141       $17,265,461       $127,627,207       $156,032,513
                                                        --------------------------------------------------------------------

Liabilities:                                                       0                 0                  0                  0
                                                        --------------------------------------------------------------------

Net assets:                                             $511,866,141       $17,265,461       $127,627,207       $156,032,513
                                                        ====================================================================

      Accumulation units                                $509,059,915       $17,199,802       $126,763,129       $154,643,263

      Contracts in payout (annuitization) period           2,806,226            65,659            864,078          1,389,250
                                                        --------------------------------------------------------------------

           Total net assets                             $511,866,141       $17,265,461       $127,627,207       $156,032,513
                                                        ====================================================================

Accumulation units outstanding                            15,611,799         2,693,153          9,554,341          8,696,448
                                                        ====================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                      15,192,103         2,444,427          9,290,691          8,417,653
      Unit value of accumulation units                  $      33.15       $      6.36       $      13.39       $      17.95
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                         158,733            93,291             43,612                 --
      Unit value of accumulation units                  $       9.29       $      7.73       $      10.35       $         --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                         183,981           131,289            158,105            278,795
      Unit value of accumulation units                  $      32.66       $      6.26       $      13.20       $      17.68
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                          76,982            24,146             61,933                 --
      Unit value of accumulation units                  $       8.94       $      7.62       $      10.28       $         --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --

                                                               Davis                                               Federated
                                                             Venture         "Dogs" of           Emerging           American
                                                               Value       Wall Street            Markets            Leaders
                                                           Portfolio         Portfolio          Portfolio          Portfolio
                                                           (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                      ----------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                          $1,372,722,485       $53,675,570       $126,882,022       $108,217,271
                                                      ----------------------------------------------------------------------

Liabilities:                                                       0                 0                  0                  0
                                                      ----------------------------------------------------------------------

Net assets:                                           $1,372,722,485       $53,675,570       $126,882,022       $108,217,271
                                                      ======================================================================

      Accumulation units                              $1,367,598,068       $53,250,688       $126,751,712       $107,433,955

      Contracts in payout (annuitization) period           5,124,417           424,882            130,310            783,316
                                                      ----------------------------------------------------------------------

           Total net assets                           $1,372,722,485       $53,675,570       $126,882,022       $108,217,271
                                                      ======================================================================

Accumulation units outstanding                            35,548,548         4,108,875          6,586,154          5,190,000
                                                      ======================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                      34,318,871         4,026,397          6,451,457          5,058,254
      Unit value of accumulation units                $        39.03       $     13.07       $      19.23       $      20.86
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                         393,055                --             20,283                 --
      Unit value of accumulation units                $        13.58       $        --       $      28.80       $         --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                         665,116            82,478            109,797            131,746
      Unit value of accumulation units                $        38.45       $     12.87       $      18.95       $      20.54
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                         171,506                --              4,617                 --
      Unit value of accumulation units                $        13.26       $        --       $      28.40       $         --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (continued)

                                                                                                          Goldman
                                                                      Global             Global             Sachs            Growth-
                                                                        Bond           Equities          Research             Income
                                                                   Portfolio          Portfolio         Portfolio          Portfolio
                                                                   (Class 1)          (Class 1)         (Class 1)          (Class 1)
                                                                 -------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                                     $66,045,775       $176,964,120       $14,457,352       $449,064,125
                                                                 -------------------------------------------------------------------

Liabilities:                                                               0                  0                 0                  0
                                                                 -------------------------------------------------------------------

Net assets:                                                      $66,045,775       $176,964,120       $14,457,352       $449,064,125
                                                                 ===================================================================

      Accumulation units                                         $65,825,100       $176,088,482       $14,390,618       $445,412,857

      Contracts in payout (annuitization) period                     220,675            875,638            66,734          3,651,268
                                                                 -------------------------------------------------------------------

           Total net assets                                      $66,045,775       $176,964,120       $14,457,352       $449,064,125
                                                                 ===================================================================

Accumulation units outstanding                                     3,699,912          7,394,159         1,769,810         14,413,766
                                                                 ===================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                               3,508,847          7,269,773         1,654,770         13,883,786
      Unit value of accumulation units                           $     18.01       $      24.05       $      8.18       $      31.66
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                  49,981             22,709                --            255,994
      Unit value of accumulation units                           $     11.82       $      11.05       $        --       $      10.04
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                 103,492             60,435           115,040            196,416
      Unit value of accumulation units                           $     17.74       $      23.69       $      8.05       $      31.20
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                  37,592             41,242                --             77,570
      Unit value of accumulation units                           $     11.65       $      10.89       $        --       $       9.90
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --

                                                                                                    International      International
                                                                      Growth        High-Yield        Diversified             Growth
                                                               Opportunities              Bond           Equities           & Income
                                                                   Portfolio         Portfolio          Portfolio          Portfolio
                                                                   (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                               ---------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                                     $20,956,363      $183,161,973       $148,632,225       $232,588,695
                                                               ---------------------------------------------------------------------

Liabilities:                                                               0                 0                  0                  0
                                                               ---------------------------------------------------------------------

Net assets:                                                      $20,956,363      $183,161,973       $148,632,225       $232,588,695
                                                               =====================================================================


      Accumulation units                                         $20,928,506      $182,154,102       $147,980,616       $231,406,021

      Contracts in payout (annuitization) period                      27,857         1,007,871            651,609          1,182,674
                                                               ---------------------------------------------------------------------

           Total net assets                                      $20,956,363      $183,161,973       $148,632,225       $232,588,695
                                                               =====================================================================

Accumulation units outstanding                                     3,697,904         8,694,111         10,209,822         12,387,765
                                                               =====================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                               3,553,156         8,538,525         10,074,151         11,823,896
      Unit value of accumulation units                           $      5.67      $      21.07       $      14.56       $      18.92
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                      --                --                 --            231,344
      Unit value of accumulation units                           $        --      $         --       $         --       $      13.56
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                 144,748           155,586            135,671            250,303
      Unit value of accumulation units                           $      5.59      $      20.79       $      14.35       $      18.63
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                      --                --                 --             82,222
      Unit value of accumulation units                           $        --      $         --       $         --       $      13.37
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                       MFS
                                                                             Massachusetts                 MFS
                                                              Marsico            Investors             Mid-Cap                 MFS
                                                               Growth                Trust              Growth        Total Return
                                                            Portfolio            Portfolio           Portfolio           Portfolio
                                                             (Class 1)            (Class 1)           (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 59,722,391        $ 142,284,797        $ 98,751,287       $ 429,872,722
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                        0                    0                   0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 59,722,391        $ 142,284,797        $ 98,751,287       $ 429,872,722
                                                  ==================================================================================
      Accumulation units                                 $ 59,643,152        $ 141,676,318        $ 98,174,851       $ 428,537,057
      Contracts in payout (annuitization) period               79,239              608,479             576,436           1,335,665
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 59,722,391        $ 142,284,797        $ 98,751,287       $ 429,872,722
                                                  ==================================================================================
Accumulation units outstanding                              4,898,463            6,089,977           9,175,798          15,505,974
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                        4,532,761            5,890,542           8,449,899          14,467,471
      Unit value of accumulation units                        $ 12.21              $ 23.49             $ 10.89             $ 28.10
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                               --               52,140             179,290             284,848
      Unit value of accumulation units                           $ --              $ 11.36              $ 6.48             $ 13.09
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                 $ -
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                          365,702              139,414             482,909             669,899
      Unit value of accumulation units                        $ 12.02              $ 23.15             $ 10.73             $ 27.69
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                               --                7,881              63,700              83,756
      Unit value of accumulation units                           $ --              $ 10.62              $ 6.39             $ 12.91
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --

                                                               Putnam
                                                               Growth:                Real           SunAmerica
                                                               Voyager              Estate             Balanced          Technology
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 1)           (Class 1)            (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 124,318,991       $ 153,981,034        $ 118,416,104        $ 16,146,229
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 124,318,991       $ 153,981,034        $ 118,416,104        $ 16,146,229
                                                  ==================================================================================
      Accumulation units                                 $ 123,578,287       $ 153,386,605        $ 117,365,499        $ 16,072,781
      Contracts in payout (annuitization) period               740,704             594,429            1,050,605              73,448
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 124,318,991       $ 153,981,034        $ 118,416,104        $ 16,146,229
                                                  ==================================================================================
Accumulation units outstanding                               6,573,329           4,877,438            7,256,521           6,722,580
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                         6,433,048           4,798,015            7,103,976           6,467,056
      Unit value of accumulation units                         $ 19.02             $ 31.58              $ 16.40              $ 2.40
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                            39,259                  --               48,512                  --
      Unit value of accumulation units                          $ 7.84                $ --               $ 9.25                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                            80,135              79,423               74,947             255,524
      Unit value of accumulation units                         $ 18.74             $ 31.10              $ 16.16              $ 2.37
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                            20,887                  --               29,086                  --
      Unit value of accumulation units                          $ 7.73                $ --               $ 9.11                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                             Telecom            Worldwide          Aggressive            Alliance
                                                             Utility          High Income              Growth              Growth
                                                           Portfolio            Portfolio           Portfolio           Portfolio
                                                            (Class 1)            (Class 1)           (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                            $ 40,433,257         $ 52,673,320        $ 12,572,833        $ 64,611,386
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                       0                    0                   0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                             $ 40,433,257         $ 52,673,320        $ 12,572,833        $ 64,611,386
                                                  ==================================================================================
      Accumulation units                                $ 40,040,469         $ 52,355,593        $ 12,572,833        $ 64,599,902
      Contracts in payout (annuitization) period             392,788              317,727                   0              11,484
                                                  ----------------------------------------------------------------------------------
           Total net assets                             $ 40,433,257         $ 52,673,320        $ 12,572,833        $ 64,611,386
                                                  ==================================================================================
Accumulation units outstanding                             2,662,249            2,461,174             722,278           1,976,451
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --                   --                  --              36,706
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 33.17
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                              --                   --             571,621           1,587,013
      Unit value of accumulation units                          $ --                 $ --             $ 17.45             $ 32.75
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                       2,614,413            2,434,182                  --                  --
      Unit value of accumulation units                       $ 15.19              $ 21.40                $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                              --                   --              13,076              26,848
      Unit value of accumulation units                          $ --                 $ --             $ 17.45             $ 32.75
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --                   --                  --               5,610
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 32.67
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                   --                  --              16,801
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 32.97
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                   --                  --               7,564
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 32.72
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                              --                   --              25,106              46,538
      Unit value of accumulation units                          $ --                 $ --             $ 17.34             $ 32.48
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                              --                   --             111,560             225,969
      Unit value of accumulation units                          $ --                 $ --             $ 17.22             $ 32.27
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                          47,836               26,992                  --                  --
      Unit value of accumulation units                       $ 14.97              $ 21.13                $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --                   --                  --               6,938
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 32.48
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                   --                  --               3,673
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 32.33
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                              --                   --                 915              12,791
      Unit value of accumulation units                          $ --                 $ --             $ 17.10             $ 32.11
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --

                                                                                                                            Davis
                                                           Blue Chip                Cash            Corporate             Venture
                                                              Growth          Management                 Bond               Value
                                                           Portfolio           Portfolio            Portfolio           Portfolio
                                                            (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 9,841,301        $ 45,910,005         $ 50,505,302       $ 206,374,587
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                       0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 9,841,301        $ 45,910,005         $ 50,505,302       $ 206,374,587
                                                  ==================================================================================
      Accumulation units                                 $ 9,839,398        $ 45,794,849         $ 50,308,717       $ 206,065,031
      Contracts in payout (annuitization) period               1,903             115,156              196,585             309,556
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 9,841,301        $ 45,910,005         $ 50,505,302       $ 206,374,587
                                                  ==================================================================================
Accumulation units outstanding                             1,561,072           3,461,044            2,841,192           5,345,015
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --                  --                   --             106,113
      Unit value of accumulation units                          $ --                $ --                 $ --             $ 39.04
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                       1,159,844           2,783,910            2,284,337           4,275,599
      Unit value of accumulation units                        $ 6.32             $ 13.29              $ 17.82             $ 38.69
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                          72,359             118,900               68,065              87,492
      Unit value of accumulation units                        $ 6.32             $ 13.29              $ 17.82             $ 38.69
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --                  --                   --              16,497
      Unit value of accumulation units                          $ --                $ --                 $ --             $ 38.67
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                          62,897              82,651              101,947             155,371
      Unit value of accumulation units                        $ 6.27             $ 13.19              $ 17.65             $ 38.30
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         261,661             452,686              355,367             660,163
      Unit value of accumulation units                        $ 6.24             $ 13.13              $ 17.57             $ 38.16
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --                  --                   --              10,557
      Unit value of accumulation units                          $ --                $ --                 $ --             $ 38.14
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           4,311              22,897               31,476              33,223
      Unit value of accumulation units                        $ 6.20             $ 13.04              $ 17.45             $ 37.86
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)


                                                                                                      Federated
                                                             "Dogs" of            Emerging             American             Foreign
                                                           Wall Street             Markets              Leaders               Value
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 18,049,279        $ 24,419,039         $ 18,225,950        $ 77,225,840
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 18,049,279        $ 24,419,039         $ 18,225,950        $ 77,225,840
                                                  ==================================================================================
      Accumulation units                                  $ 18,047,829        $ 24,419,039         $ 18,201,621        $ 77,209,435
      Contracts in payout (annuitization) period                 1,450                   0               24,329              16,405
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 18,049,279        $ 24,419,039         $ 18,225,950        $ 77,225,840
                                                  ==================================================================================
Accumulation units outstanding                               1,394,125           1,282,729              882,899           3,868,694
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         1,073,996             990,676              633,072           3,493,773
      Unit value of accumulation units                         $ 12.99             $ 19.09              $ 20.70             $ 19.98
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                            12,762              19,588               36,203              27,898
      Unit value of accumulation units                         $ 12.99             $ 19.09              $ 20.70             $ 19.98
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                            35,434              22,364               38,983              47,396
      Unit value of accumulation units                         $ 12.89             $ 18.95              $ 20.56             $ 19.78
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           262,684             239,196              169,370             291,280
      Unit value of accumulation units                         $ 12.80             $ 18.84              $ 20.44             $ 19.76
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                             9,249              10,905                5,271               8,347
      Unit value of accumulation units                         $ 12.74             $ 18.70              $ 20.26             $ 19.34
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                                                     Goldman
                                                              Global              Global               Sachs             Growth-
                                                                Bond            Equities            Research              Income
                                                           Portfolio           Portfolio           Portfolio           Portfolio
                                                            (Class 2)           (Class 2)           (Class 2)           (Class 2)
                                                  ---------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                            $ 16,374,097        $ 18,163,322         $ 5,708,987        $ 32,960,191
                                                  ---------------------------------------------------------------------------------
Liabilities:                                                       0                   0                   0                   0
                                                  ---------------------------------------------------------------------------------
Net assets:                                             $ 16,374,097        $ 18,163,322         $ 5,708,987        $ 32,960,191
                                                  =================================================================================
      Accumulation units                                $ 16,374,097        $ 18,073,776         $ 5,708,987        $ 32,924,205
      Contracts in payout (annuitization) period                   0              89,546                   0              35,986
                                                  ---------------------------------------------------------------------------------
           Total net assets                             $ 16,374,097        $ 18,163,322         $ 5,708,987        $ 32,960,191
                                                  =================================================================================
Accumulation units outstanding                               918,963             762,141             705,678           1,053,667
                                                  =================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --              67,956                  --                  --
      Unit value of accumulation units                          $ --             $ 24.07                $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         727,192             448,912             512,137             757,815
      Unit value of accumulation units                       $ 17.86             $ 23.87              $ 8.12             $ 31.37
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                          26,322              30,348               8,533              26,451
      Unit value of accumulation units                       $ 17.86             $ 23.87              $ 8.12             $ 31.37
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --              13,234                  --                  --
      Unit value of accumulation units                          $ --             $ 23.86                $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --              35,208                  --                  --
      Unit value of accumulation units                          $ --             $ 23.96                $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --               5,887                  --                  --
      Unit value of accumulation units                          $ --             $ 24.56                $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                          47,732              34,551              44,301              85,142
      Unit value of accumulation units                       $ 17.74             $ 23.73              $ 8.07             $ 31.15
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         109,880             109,020             127,302             171,142
      Unit value of accumulation units                       $ 17.62             $ 23.53              $ 8.01             $ 30.97
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --               4,766                  --                  --
      Unit value of accumulation units                          $ --             $ 23.62                $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --               3,359                  --                  --
      Unit value of accumulation units                          $ --             $ 23.50                $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           7,837               8,900              13,405              13,117
      Unit value of accumulation units                       $ 17.52             $ 23.46              $ 7.96             $ 30.68
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                   International       International
                                                                 Growth          High-Yield          Diversified              Growth
                                                          Opportunities                Bond             Equities            & Income
                                                              Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 8,723,039        $ 39,148,300         $ 58,163,917        $ 39,761,875
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 8,723,039        $ 39,148,300         $ 58,163,917        $ 39,761,875
                                                  ==================================================================================
      Accumulation units                                   $ 8,723,039        $ 39,050,277         $ 58,161,051        $ 39,073,665
      Contracts in payout (annuitization) period                     0              98,023                2,866             688,210
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 8,723,039        $ 39,148,300         $ 58,163,917        $ 39,761,875
                                                  ==================================================================================
Accumulation units outstanding                               1,553,271           1,877,778            4,030,252           2,119,991
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         1,145,524           1,452,212            3,293,595           1,651,776
      Unit value of accumulation units                          $ 5.64             $ 20.91              $ 14.46             $ 18.80
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                            19,559              29,162               72,832              70,361
      Unit value of accumulation units                          $ 5.64             $ 20.91              $ 14.46             $ 18.80
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                            33,231              73,538              218,378              59,217
      Unit value of accumulation units                          $ 5.58             $ 20.77              $ 14.37             $ 18.65
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           346,086             273,542              382,855             322,394
      Unit value of accumulation units                          $ 5.55             $ 20.63              $ 14.26             $ 18.56
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                             8,871              49,324               62,592              16,243
      Unit value of accumulation units                          $ 5.51             $ 20.45              $ 14.18             $ 18.48
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                                       MFS
                                                                             Massachusetts                  MFS
                                                               Marsico           Investors              Mid-Cap           MFS Total
                                                                Growth               Trust               Growth              Return
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                             (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ---------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 43,827,566        $ 26,036,977         $ 41,762,710       $ 134,471,263
                                                  ---------------------------------------------------------------------------------
Liabilities:                                                        0                   0                    0                   0
                                                  ---------------------------------------------------------------------------------
Net assets:                                              $ 43,827,566        $ 26,036,977         $ 41,762,710       $ 134,471,263
                                                  =================================================================================
      Accumulation units                                 $ 43,782,091        $ 26,029,432         $ 41,747,088       $ 134,357,618
      Contracts in payout (annuitization) period               45,475               7,545               15,622             113,645
                                                  ---------------------------------------------------------------------------------
           Total net assets                              $ 43,827,566        $ 26,036,977         $ 41,762,710       $ 134,471,263
                                                  =================================================================================
Accumulation units outstanding                              3,626,862           1,118,535            3,875,649           4,834,111
                                                  =================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                               --                  --              113,874                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.89                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                        3,090,963             889,568            2,901,736           3,781,573
      Unit value of accumulation units                        $ 12.11             $ 23.33              $ 10.80             $ 27.88
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                               --              12,544               82,570             121,560
      Unit value of accumulation units                           $ --             $ 23.33              $ 10.80             $ 27.88
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                               --                  --               33,979                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.80                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                               --                  --               39,413                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.82                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                               --                  --                8,656                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.72                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                               --              32,842              133,972             225,758
      Unit value of accumulation units                           $ --             $ 23.13              $ 10.69             $ 27.65
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                          535,899             181,366              486,661             656,239
      Unit value of accumulation units                        $ 11.96             $ 23.03              $ 10.65             $ 27.51
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                               --                  --               44,080                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.66                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                               --                  --                4,617                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.60                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                               --               2,215               26,091              48,981
      Unit value of accumulation units                           $ --             $ 22.93              $ 10.57             $ 27.32
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                Putnam
                                                               Growth:                Real          Small & Mid           SunAmerica
                                                               Voyager              Estate            Cap Value             Balanced
                                                             Portfolio           Portfolio            Portfolio            Portfolio
                                                             (Class 2)           (Class 2)            (Class 2)            (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 7,254,435        $ 38,602,878         $ 48,539,371         $ 17,968,924
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                    0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 7,254,435        $ 38,602,878         $ 48,539,371         $ 17,968,924
                                                  ==================================================================================
      Accumulation units                                   $ 7,238,191        $ 38,581,655         $ 48,461,800         $ 17,952,170
      Contracts in payout (annuitization) period                16,244              21,223               77,571               16,754
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 7,254,435        $ 38,602,878         $ 48,539,371         $ 17,968,924
                                                  ==================================================================================
Accumulation units outstanding                                 385,960           1,235,674            2,638,074            1,107,982
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                           276,568             898,820            2,196,740              868,849
      Unit value of accumulation units                         $ 18.85             $ 31.34              $ 18.43              $ 16.26
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                            10,390              28,731               56,772               10,681
      Unit value of accumulation units                         $ 18.85             $ 31.34              $ 18.43              $ 16.26
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                            29,573              51,229               37,715               37,378
      Unit value of accumulation units                         $ 18.73             $ 31.14              $ 18.24              $ 16.12
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            63,424             243,887              340,094              173,357
      Unit value of accumulation units                         $ 18.61             $ 30.90              $ 18.22              $ 16.06
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                             6,005              13,007                6,753               17,717
      Unit value of accumulation units                         $ 18.45             $ 30.72              $ 18.06              $ 15.94
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --

                                                                                    Telecom            Worldwide          Aggressive
                                                            Technology              Utility          High Income              Growth
                                                             Portfolio            Portfolio            Portfolio           Portfolio
                                                             (Class 2)            (Class 2)            (Class 2)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 7,144,428          $ 5,224,763          $ 7,208,970        $ 16,442,147
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                    0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 7,144,428          $ 5,224,763          $ 7,208,970        $ 16,442,147
                                                  ==================================================================================
      Accumulation units                                   $ 7,139,806          $ 5,224,260          $ 7,204,077        $ 16,442,147
      Contracts in payout (annuitization) period                 4,622                  503                4,893                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 7,144,428          $ 5,224,763          $ 7,208,970        $ 16,442,147
                                                  ==================================================================================
Accumulation units outstanding                               3,004,655              347,637              340,198             951,148
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                   --                   --                  30
      Unit value of accumulation units                            $ --                 $ --                 $ --             $ 11.33
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                            53,614                   --                   --                  30
      Unit value of accumulation units                          $ 2.40                 $ --                 $ --             $ 11.32
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         2,180,643              241,386              291,467             450,566
      Unit value of accumulation units                          $ 2.38              $ 15.08              $ 21.23             $ 17.35
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                            21,467                   --                   --             203,594
      Unit value of accumulation units                          $ 2.38                 $ --                 $ --             $ 17.35
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                            33,077                   --                   --                  32
      Unit value of accumulation units                          $ 2.39                 $ --                 $ --             $ 11.32
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                            62,234                   --                   --                  --
      Unit value of accumulation units                          $ 2.38                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                   --                   --                  30
      Unit value of accumulation units                            $ --                 $ --                 $ --             $ 11.31
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                            43,840                   --                   --                  --
      Unit value of accumulation units                          $ 2.36                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                            16,539                   --                   --             159,064
      Unit value of accumulation units                          $ 2.36                 $ --                 $ --             $ 17.16
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           525,499              106,251               48,731             104,667
      Unit value of accumulation units                          $ 2.36              $ 14.91              $ 20.95             $ 17.17
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                            58,965                   --                   --                  31
      Unit value of accumulation units                          $ 2.36                 $ --                 $ --             $ 11.31
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                               131                   --                   --                  --
      Unit value of accumulation units                          $ 2.34                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                             8,646                   --                   --              33,054
      Unit value of accumulation units                          $ 2.33                 $ --                 $ --             $ 16.98
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                   --                   --                  19
      Unit value of accumulation units                            $ --                 $ --                 $ --             $ 17.15
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                   --                   --                  31
      Unit value of accumulation units                            $ --                 $ --                 $ --             $ 11.28

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                  American            American            American
                                                                               Funds Asset        Funds Global               Funds
                                                             Alliance           Allocation              Growth              Growth
                                                               Growth                 SAST                SAST                SAST
                                                            Portfolio            Portfolio           Portfolio           Portfolio
                                                            (Class 3)            (Class 3)           (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                           $ 192,039,162            $ 491,135         $ 1,979,194         $ 1,493,428
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                       0                    0                   0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                            $ 192,039,162            $ 491,135         $ 1,979,194         $ 1,493,428
                                                  ==================================================================================
      Accumulation units                               $ 192,005,717            $ 491,135         $ 1,979,194         $ 1,493,428
      Contracts in payout (annuitization) period              33,445                    0                   0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                            $ 192,039,162            $ 491,135         $ 1,979,194         $ 1,493,428
                                                  ==================================================================================
Accumulation units outstanding                             5,952,719               46,693             183,329             140,356
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                          25,774                1,707              20,299              13,312
      Unit value of accumulation units                       $ 10.71              $ 10.51             $ 10.86             $ 10.61
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                          29,588                5,391              22,515               5,641
      Unit value of accumulation units                       $ 10.71              $ 10.50             $ 10.85             $ 10.60
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                       2,895,624                2,546              54,516              59,496
      Unit value of accumulation units                       $ 32.63              $ 10.53             $ 10.77             $ 10.66
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                       1,054,696                   --                  --                  --
      Unit value of accumulation units                       $ 32.63                 $ --                $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                           3,234                6,299              13,218              13,362
      Unit value of accumulation units                       $ 10.70              $ 10.50             $ 10.85             $ 10.60
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              30                   30                  30               1,335
      Unit value of accumulation units                       $ 10.70              $ 10.50             $ 10.84             $ 10.60
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                       1,589,599                   --                  --                  --
      Unit value of accumulation units                       $ 32.35                 $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         231,423                9,861              50,856              36,517
      Unit value of accumulation units                       $ 32.25              $ 10.53             $ 10.76             $ 10.65
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                           7,742                  290               7,948               5,660
      Unit value of accumulation units                       $ 10.68              $ 10.48             $ 10.84             $ 10.59
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                         108,565                   --                  --                  --
      Unit value of accumulation units                       $ 31.99                 $ --                $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                             609               20,538              11,382               4,193
      Unit value of accumulation units                       $ 32.17              $ 10.52             $ 10.76             $ 10.65
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                           5,835                   31               2,565                 840
      Unit value of accumulation units                       $ 10.65              $ 10.48             $ 10.82             $ 10.58

                                                              American
                                                                 Funds
                                                         Growth-Income            Blue Chip                 Cash           Corporate
                                                                  SAST               Growth           Management                Bond
                                                             Portfolio            Portfolio            Portfolio           Portfolio
                                                             (Class 3)            (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 1,588,821         $ 11,395,423        $ 165,908,135       $ 225,928,781
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                    0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 1,588,821         $ 11,395,423        $ 165,908,135       $ 225,928,781
                                                  ==================================================================================
      Accumulation units                                   $ 1,588,821         $ 11,395,423        $ 165,885,377       $ 225,912,222
      Contracts in payout (annuitization) period                     0                    0               22,758              16,559
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 1,588,821         $ 11,395,423        $ 165,908,135       $ 225,928,781
                                                  ==================================================================================
Accumulation units outstanding                                 150,241            1,818,174           12,567,915          12,841,383
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                            12,849                   30                1,949              31,299
      Unit value of accumulation units                         $ 10.74              $ 10.72              $ 10.12             $ 10.27
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                             7,667                   30                  339              24,959
      Unit value of accumulation units                         $ 10.73              $ 10.70              $ 10.10             $ 10.26
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                            58,472              895,960            6,277,215           5,368,148
      Unit value of accumulation units                         $ 10.54               $ 6.29              $ 13.24             $ 17.68
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --              290,042            2,459,104           2,862,060
      Unit value of accumulation units                            $ --               $ 6.29              $ 13.24             $ 17.68
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                             8,572                   32                   76               1,607
      Unit value of accumulation units                         $ 10.73              $ 10.71              $ 10.11             $ 10.26
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                   30                   30                  30
      Unit value of accumulation units                         $ 10.72              $ 10.70              $ 10.10             $ 10.25
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --              491,387            3,001,936           3,850,348
      Unit value of accumulation units                            $ --               $ 6.23              $ 13.13             $ 17.58
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            54,144              109,601              582,695             436,984
      Unit value of accumulation units                         $ 10.53               $ 6.21              $ 13.08             $ 17.50
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                             1,062                   31                2,992               9,585
      Unit value of accumulation units                         $ 10.71              $ 10.70              $ 10.09             $ 10.24
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --               30,950              235,758             250,234
      Unit value of accumulation units                            $ --               $ 6.17              $ 12.98             $ 17.39
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                             5,689                   50                5,790               1,090
      Unit value of accumulation units                         $ 10.52               $ 6.20              $ 13.07             $ 17.48
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                             1,756                   31                   31               5,039
      Unit value of accumulation units                         $ 10.70              $ 10.69              $ 10.09             $ 10.24

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)


                                                               Davis                                                    Federated
                                                             Venture            "Dogs" of            Emerging            American
                                                               Value          Wall Street             Markets             Leaders
                                                           Portfolio            Portfolio           Portfolio           Portfolio
                                                            (Class 3)            (Class 3)           (Class 3)           (Class 3)
                                                  ---------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                           $ 560,311,210         $ 18,180,059        $ 77,151,152        $ 60,618,449
                                                  ---------------------------------------------------------------------------------
Liabilities:                                                       0                    0                   0                   0
                                                  ---------------------------------------------------------------------------------
Net assets:                                            $ 560,311,210         $ 18,180,059        $ 77,151,152        $ 60,618,449
                                                  =================================================================================
      Accumulation units                               $ 560,251,571         $ 18,180,059        $ 77,151,152        $ 60,609,969
      Contracts in payout (annuitization) period              59,639                    0                   0               8,480
                                                  ---------------------------------------------------------------------------------
           Total net assets                            $ 560,311,210         $ 18,180,059        $ 77,151,152        $ 60,618,449
                                                  =================================================================================
Accumulation units outstanding                            14,644,705            1,413,505           4,091,398           2,954,863
                                                  =================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                          26,635                   30               6,032                 235
      Unit value of accumulation units                       $ 10.90              $ 11.05             $ 11.87             $ 11.00
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                          31,864                  187               8,138                  30
      Unit value of accumulation units                       $ 10.89              $ 11.05             $ 11.87             $ 11.00
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                       7,107,148              597,546           1,659,827             903,657
      Unit value of accumulation units                       $ 38.54              $ 12.92             $ 18.98             $ 20.60
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                       2,559,960              260,433             890,194             851,070
      Unit value of accumulation units                       $ 38.54              $ 12.92             $ 18.98             $ 20.60
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                           8,510                   31               4,876                  31
      Unit value of accumulation units                       $ 10.89              $ 11.05             $ 11.86             $ 10.99
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                           1,395                1,372                  30                  30
      Unit value of accumulation units                       $ 10.87              $ 11.05             $ 11.85             $ 11.00
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                       3,974,711              424,386           1,046,038           1,053,701
      Unit value of accumulation units                       $ 38.22              $ 12.80             $ 18.79             $ 20.41
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         624,606               61,582             175,680              88,581
      Unit value of accumulation units                       $ 38.10              $ 12.78             $ 18.77             $ 20.37
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                           9,608                   31               2,030                  31
      Unit value of accumulation units                       $ 10.88              $ 11.04             $ 11.84             $ 10.96
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                         293,363               67,500             296,983              57,450
      Unit value of accumulation units                       $ 37.79              $ 12.66             $ 18.62             $ 20.07
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                           2,065                  376                 228                  16
      Unit value of accumulation units                       $ 38.02              $ 12.78             $ 18.74             $ 20.31
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                           4,840                   31               1,342                  31
      Unit value of accumulation units                       $ 10.85              $ 11.00             $ 11.83             $ 10.96

                                                                                                                            Goldman
                                                               Foreign              Global               Global               Sachs
                                                                 Value                Bond             Equities            Research
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 398,541,135        $ 47,205,334         $ 27,993,123         $ 3,086,071
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 398,541,135        $ 47,205,334         $ 27,993,123         $ 3,086,071
                                                  ==================================================================================
      Accumulation units                                 $ 398,387,516        $ 47,205,334         $ 27,993,123         $ 3,086,071
      Contracts in payout (annuitization) period               153,619                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 398,541,135        $ 47,205,334         $ 27,993,123         $ 3,086,071
                                                  ==================================================================================
Accumulation units outstanding                              20,072,470           2,672,319            1,185,703             384,895
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                             1,994               2,181                   65                  30
      Unit value of accumulation units                         $ 11.27             $ 10.11              $ 11.18             $ 10.76
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                76                 825                  515                  30
      Unit value of accumulation units                         $ 11.25             $ 10.10              $ 11.16             $ 10.76
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         8,469,048           1,073,308              363,782               5,271
      Unit value of accumulation units                         $ 19.92             $ 17.79              $ 23.71              $ 8.06
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                         2,618,789                  --                   --                  --
      Unit value of accumulation units                         $ 19.92                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         3,081,627             580,712              297,865             136,070
      Unit value of accumulation units                         $ 19.92             $ 17.79              $ 23.71              $ 8.06
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                             4,052               9,027                   31                  31
      Unit value of accumulation units                         $ 11.25             $ 10.10              $ 11.15             $ 10.76
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                             1,258                  30                   30                  30
      Unit value of accumulation units                         $ 11.25             $ 10.10              $ 11.15             $ 10.75
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         4,641,715             855,773              449,686             238,774
      Unit value of accumulation units                         $ 19.75             $ 17.59              $ 23.52              $ 7.99
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           812,828              83,226               39,588               1,693
      Unit value of accumulation units                         $ 19.68             $ 17.53              $ 23.36              $ 8.04
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                            89,847                  --                   --                  --
      Unit value of accumulation units                         $ 19.68                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                             4,522               2,742                   31                  31
      Unit value of accumulation units                         $ 11.24             $ 10.09              $ 11.13             $ 10.71
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           345,228              63,154               34,065               2,421
      Unit value of accumulation units                         $ 19.52             $ 17.42              $ 23.25              $ 7.92
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               298                  17                   14                 483
      Unit value of accumulation units                         $ 19.64             $ 17.51              $ 23.33              $ 8.03
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                             1,188               1,324                   31                  31
      Unit value of accumulation units                         $ 11.23             $ 10.08              $ 11.13             $ 10.71

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                                      International
                                                               Growth-              Growth           High-Yield         Diversified
                                                                Income       Opportunities                 Bond            Equities
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 21,335,072        $ 28,417,659         $ 83,936,765       $ 250,526,418
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 21,335,072        $ 28,417,659         $ 83,936,765       $ 250,526,418
                                                  ==================================================================================
      Accumulation units                                  $ 21,319,351        $ 28,417,659         $ 83,936,765       $ 250,472,821
      Contracts in payout (annuitization) period                15,721                   0                    0              53,597
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 21,335,072        $ 28,417,659         $ 83,936,765       $ 250,526,418
                                                  ==================================================================================
Accumulation units outstanding                                 685,463           5,078,330            4,049,169          17,448,046
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                31               5,389                1,977               8,396
      Unit value of accumulation units                         $ 10.73             $ 10.89              $ 10.51             $ 11.00
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                               384               7,568                2,114              14,326
      Unit value of accumulation units                         $ 10.73             $ 10.89              $ 10.50             $ 10.99
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                           331,496           2,059,035            1,846,469           8,807,545
      Unit value of accumulation units                         $ 31.25              $ 5.60              $ 20.83             $ 14.41
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                           122,795             957,571              767,685           2,910,540
      Unit value of accumulation units                         $ 31.25              $ 5.60              $ 20.83             $ 14.41
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                31                 678                   31               5,891
      Unit value of accumulation units                         $ 10.72             $ 10.88              $ 10.48             $ 10.98
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                  30                   30                  30
      Unit value of accumulation units                         $ 10.72             $ 10.88              $ 10.48             $ 10.98
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                           172,110           1,566,445            1,066,306           4,564,410
      Unit value of accumulation units                         $ 30.96              $ 5.55              $ 20.62             $ 14.28
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            39,626             388,519              252,522             767,122
      Unit value of accumulation units                         $ 30.89              $ 5.55              $ 20.58             $ 14.24
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                31               1,745                2,719               3,967
      Unit value of accumulation units                         $ 10.71             $ 10.87              $ 10.49             $ 10.97
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                            18,888              89,339              107,220             363,020
      Unit value of accumulation units                         $ 30.64              $ 5.45              $ 20.39             $ 14.13
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                10                 733                2,065                 385
      Unit value of accumulation units                         $ 30.84              $ 5.54              $ 20.55             $ 14.23
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                31               1,278                   31               2,414
      Unit value of accumulation units                         $ 10.70             $ 10.87              $ 10.47             $ 10.95

                                                                                                            MFS
                                                         International                            Massachusetts                 MFS
                                                                Growth             Marsico            Investors             Mid-Cap
                                                              & Income              Growth                Trust              Growth
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 117,562,282        $ 36,778,126         $ 53,764,055        $ 76,689,316
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 117,562,282        $ 36,778,126         $ 53,764,055        $ 76,689,316
                                                  ==================================================================================
      Accumulation units                                 $ 117,525,206        $ 36,778,126         $ 53,747,710        $ 76,662,482
      Contracts in payout (annuitization) period                37,076                   0               16,345              26,834
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 117,562,282        $ 36,778,126         $ 53,764,055        $ 76,689,316
                                                  ==================================================================================
Accumulation units outstanding                               6,342,643           3,057,551            2,321,999           7,154,175
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                            15,931                 535                   30                  30
      Unit value of accumulation units                         $ 11.15             $ 11.17              $ 10.81             $ 10.97
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                            18,465                  77                   30                  30
      Unit value of accumulation units                         $ 11.14             $ 11.16              $ 10.80             $ 10.97
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         2,363,894           2,273,321            1,222,738           3,745,990
      Unit value of accumulation units                         $ 18.65             $ 12.06              $ 23.24             $ 10.75
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         1,362,102              97,604              332,219           1,061,974
      Unit value of accumulation units                         $ 18.65             $ 12.05              $ 23.24             $ 10.75
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                             2,245               4,000                2,455                  31
      Unit value of accumulation units                         $ 11.13             $ 11.17              $ 10.82             $ 10.97
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                  30                   30               1,291
      Unit value of accumulation units                         $ 11.12             $ 11.16              $ 10.80             $ 10.96
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         2,131,825             293,403              571,644           1,799,443
      Unit value of accumulation units                         $ 18.53             $ 11.96              $ 23.04             $ 10.66
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           297,946             379,447              148,706             407,912
      Unit value of accumulation units                         $ 18.50             $ 11.92              $ 22.98             $ 10.62
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                             7,749               2,964                   31                  31
      Unit value of accumulation units                         $ 11.12             $ 11.15              $ 10.79             $ 10.92
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           138,498               6,112               44,071             137,382
      Unit value of accumulation units                         $ 18.32             $ 11.83              $ 22.79             $ 10.54
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               504                  27                   14                  30
      Unit value of accumulation units                         $ 18.48             $ 11.91              $ 22.95             $ 10.59
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                             3,454                  31                   31                  31
      Unit value of accumulation units                         $ 11.10             $ 11.13              $ 10.79             $ 10.92

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                    Putnam
                                                             MFS Total             Growth:                 Real         Small & Mid
                                                                Return             Voyager               Estate           Cap Value
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 278,884,644         $ 4,947,564        $ 107,216,539       $ 249,417,557
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 278,884,644         $ 4,947,564        $ 107,216,539       $ 249,417,557
                                                  ==================================================================================
      Accumulation units                                 $ 278,825,993         $ 4,947,564        $ 107,216,539       $ 249,346,875
      Contracts in payout (annuitization) period                58,651                   0                    0              70,682
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 278,884,644         $ 4,947,564        $ 107,216,539       $ 249,417,557
                                                  ==================================================================================
Accumulation units outstanding                              10,084,962             264,972            3,472,777          13,641,167
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                             5,383                  30                9,678               9,027
      Unit value of accumulation units                         $ 10.69             $ 11.10              $ 11.17             $ 11.03
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                             1,846                  30               15,847              11,229
      Unit value of accumulation units                         $ 10.67             $ 11.09              $ 11.15             $ 11.03
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         4,513,376             130,614            1,648,157           5,154,846
      Unit value of accumulation units                         $ 27.77             $ 18.76              $ 31.21             $ 18.36
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --           1,564,940
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 18.36
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         1,873,688              27,567              599,375           2,457,617
      Unit value of accumulation units                         $ 27.77             $ 18.76              $ 31.21             $ 18.36
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                31                  31                5,165               5,116
      Unit value of accumulation units                         $ 10.68             $ 11.09              $ 11.15             $ 11.02
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                  30                   30               1,285
      Unit value of accumulation units                         $ 10.68             $ 11.08              $ 11.14             $ 11.02
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         2,983,561              75,064              943,778           3,440,882
      Unit value of accumulation units                         $ 27.51             $ 18.56              $ 30.92             $ 18.20
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           437,337              29,738              142,398             642,623
      Unit value of accumulation units                         $ 27.44             $ 18.54              $ 30.86             $ 18.14
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --              64,988
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 18.14
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                31                  32                6,268               4,622
      Unit value of accumulation units                         $ 10.64             $ 11.07              $ 11.14             $ 11.01
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           269,097               1,788               99,971             282,114
      Unit value of accumulation units                         $ 27.19             $ 18.14              $ 30.63             $ 18.00
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               551                  17                  264                 254
      Unit value of accumulation units                         $ 27.40             $ 18.50              $ 30.79             $ 18.12
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                31                  31                1,846               1,624
      Unit value of accumulation units                         $ 10.64             $ 11.07              $ 11.10             $ 10.99

                                                         Small Company          SunAmerica                                  Telecom
                                                                 Value            Balanced           Technology             Utility
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 20,238,125        $ 15,537,708         $ 12,558,333         $ 1,186,455
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 20,238,125        $ 15,537,708         $ 12,558,333         $ 1,186,455
                                                  ==================================================================================
      Accumulation units                                  $ 20,238,125        $ 15,537,708         $ 12,558,333         $ 1,186,455
      Contracts in payout (annuitization) period                     0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 20,238,125        $ 15,537,708         $ 12,558,333         $ 1,186,455
                                                  ==================================================================================
Accumulation units outstanding                               1,999,516             963,493            5,308,607              79,302
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                             6,508                  30                  466                  30
      Unit value of accumulation units                         $ 11.02             $ 10.65              $ 10.73             $ 11.24
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                             9,512                  30                   30                  30
      Unit value of accumulation units                         $ 11.01             $ 10.64              $ 10.72             $ 11.24
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                           739,300             419,733            2,728,062              42,994
      Unit value of accumulation units                         $ 10.12             $ 16.19               $ 2.37             $ 15.02
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                           454,776             208,738              928,122              13,541
      Unit value of accumulation units                         $ 10.12             $ 16.19               $ 2.37             $ 15.02
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                               692                  31                   31                  31
      Unit value of accumulation units                         $ 11.00             $ 10.63              $ 10.72             $ 11.23
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                             1,287                  30                   30                  30
      Unit value of accumulation units                         $ 11.01             $ 10.63              $ 10.72             $ 11.23
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                           666,797             261,013            1,161,483              20,651
      Unit value of accumulation units                         $ 10.10             $ 16.03               $ 2.35             $ 14.84
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            65,411              62,610              323,714               1,415
      Unit value of accumulation units                         $ 10.09             $ 16.00               $ 2.35             $ 15.00
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                             3,658                  31                   31                  31
      Unit value of accumulation units                         $ 10.99             $ 10.61              $ 10.69             $ 11.22
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                            49,686              11,196              166,475                 496
      Unit value of accumulation units                         $ 10.09             $ 15.87               $ 2.33             $ 14.42
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               624                  20                  132                  22
      Unit value of accumulation units                         $ 10.08             $ 15.98               $ 2.34             $ 14.99
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                             1,265                  31                   31                  31
      Unit value of accumulation units                         $ 10.97             $ 10.61              $ 10.68             $ 11.19

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                             Worldwide                                Strategic          Growth and
                                                           High Income            Comstock               Growth              Income
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)          (Class II)           (Class II)          (Class II)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 1,662,700       $ 376,648,609         $ 28,337,928       $ 488,270,723
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 1,662,700       $ 376,648,609         $ 28,337,928       $ 488,270,723
                                                  ==================================================================================
      Accumulation units                                   $ 1,662,700       $ 376,439,902         $ 28,335,851       $ 487,996,085
      Contracts in payout (annuitization) period                     0             208,707                2,077             274,638
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 1,662,700       $ 376,648,609         $ 28,337,928       $ 488,270,723
                                                  ==================================================================================
Accumulation units outstanding                                  78,968          26,646,078            2,909,668          31,791,446
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                82               3,997                  185              16,657
      Unit value of accumulation units                         $ 10.50             $ 10.86              $ 10.78             $ 10.89
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                30                  79                   30              16,342
      Unit value of accumulation units                         $ 10.48             $ 10.85              $ 10.75             $ 10.88
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                               375           7,503,669            1,304,540          12,681,890
      Unit value of accumulation units                         $ 21.17             $ 14.14               $ 9.75             $ 15.40
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --          11,322,810              723,802           8,388,945
      Unit value of accumulation units                            $ --             $ 14.14               $ 9.71             $ 15.45
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                            45,832           2,345,405              228,296           3,440,259
      Unit value of accumulation units                         $ 21.17             $ 14.24               $ 9.87             $ 15.34
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                31               8,988                   31               5,637
      Unit value of accumulation units                         $ 10.48             $ 10.85              $ 10.76             $ 10.88
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --             151,056                   --                  --
      Unit value of accumulation units                            $ --             $ 14.19                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                  30                   30                  30
      Unit value of accumulation units                         $ 10.47             $ 10.85              $ 10.76             $ 10.87
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --             118,664                   --                  --
      Unit value of accumulation units                            $ --             $ 14.04                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                            31,645           3,282,812              335,776           5,249,227
      Unit value of accumulation units                         $ 20.98             $ 14.15               $ 9.79             $ 15.21
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                11             965,753              185,264           1,173,523
      Unit value of accumulation units                         $ 21.10             $ 13.99               $ 9.64             $ 15.24
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --             491,727               87,991             382,611
      Unit value of accumulation units                            $ --             $ 13.97               $ 9.54             $ 15.26
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                31               1,891                   32               8,287
      Unit value of accumulation units                         $ 10.46             $ 10.84              $ 10.72             $ 10.87
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --             128,496                   --                  --
      Unit value of accumulation units                            $ --             $ 13.84                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                               855             316,418               42,830             424,515
      Unit value of accumulation units                         $ 20.45             $ 13.85               $ 9.67             $ 15.15
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                15               3,463                   33                 289
      Unit value of accumulation units                         $ 21.07             $ 13.98               $ 9.62             $ 15.20
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                31                 820                  828               3,234
      Unit value of accumulation units                         $ 10.46             $ 10.84              $ 10.74             $ 10.83

                                                                              Conservative         Conservative
                                                              Balanced            Balanced               Growth       Equity Income
                                                             Portfolio           Portfolio            Portfolio                Fund
                                                              (Class 1)           (Class 1)            (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 183,998,899        $ 17,517,026         $ 80,620,425        $ 60,395,735
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 183,998,899        $ 17,517,026         $ 80,620,425        $ 60,395,735
                                                  ==================================================================================
      Accumulation units                                 $ 183,859,021        $ 17,508,320         $ 80,419,603        $ 60,380,149
      Contracts in payout (annuitization) period               139,878               8,706              200,822              15,586
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 183,998,899        $ 17,517,026         $ 80,620,425        $ 60,395,735
                                                  ==================================================================================
Accumulation units outstanding                              18,183,081           2,412,113            7,480,827           5,752,545
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                        11,312,236           1,721,699            3,677,487           4,438,883
      Unit value of accumulation units                         $ 10.17              $ 7.29              $ 10.85             $ 10.53
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         1,044,284                  --              748,984                  --
      Unit value of accumulation units                         $ 10.10                $ --              $ 10.73                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                         3,041,898             443,739            1,913,815             733,002
      Unit value of accumulation units                         $ 10.09              $ 7.24              $ 10.76             $ 10.45
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           214,440                  --              125,516                  --
      Unit value of accumulation units                          $ 9.97                $ --              $ 10.63                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                         2,570,223             246,675            1,015,025             580,660
      Unit value of accumulation units                          $ 9.95              $ 7.14              $ 10.62             $ 10.31
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                       Flexible Income              Growth      Growth & Income              Income
                                                             Portfolio                Fund                 Fund                Fund
                                                              (Class 1)           (Class 1)            (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 32,371,535         $ 1,595,675          $ 9,158,305        $ 15,411,695
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 32,371,535         $ 1,595,675          $ 9,158,305        $ 15,411,695
                                                  ==================================================================================
      Accumulation units                                  $ 32,332,014         $ 1,595,675          $ 9,149,057        $ 15,409,467
      Contracts in payout (annuitization) period                39,521                   0                9,248               2,228
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 32,371,535         $ 1,595,675          $ 9,158,305        $ 15,411,695
                                                  ==================================================================================
Accumulation units outstanding                               3,921,709             221,503            1,296,826           2,122,228
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                         2,757,769             127,363              680,304           1,621,772
      Unit value of accumulation units                          $ 8.29              $ 7.25               $ 7.10              $ 7.29
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                           602,794              57,752              400,103             309,589
      Unit value of accumulation units                          $ 8.23              $ 7.19               $ 7.05              $ 7.23
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                           561,146              36,388              216,419             190,867
      Unit value of accumulation units                          $ 8.10              $ 7.09               $ 6.95              $ 7.13
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                         International             Mid Cap                Money
                                                                Growth               Stock               Market                REIT
                                                                  Fund                Fund                 Fund                Fund
                                                              (Class 1)           (Class 1)            (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 3,361,967         $ 7,472,559          $ 3,665,896         $ 1,991,443
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 3,361,967         $ 7,472,559          $ 3,665,896         $ 1,991,443
                                                  ==================================================================================
      Accumulation units                                   $ 3,361,967         $ 7,471,301          $ 3,664,804         $ 1,991,443
      Contracts in payout (annuitization) period                     0               1,258                1,092                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 3,361,967         $ 7,472,559          $ 3,665,896         $ 1,991,443
                                                  ==================================================================================
Accumulation units outstanding                                 430,300             692,928              616,894              94,034
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                           377,314             532,356              503,564              79,780
      Unit value of accumulation units                          $ 7.82             $ 10.82               $ 5.95             $ 21.24
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                            40,932              58,417               71,711               9,338
      Unit value of accumulation units                          $ 7.77             $ 10.74               $ 5.94             $ 20.80
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                            12,054             102,155               41,619               4,916
      Unit value of accumulation units                          $ 7.70             $ 10.60               $ 5.80             $ 20.94
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                            Short Term               Small                Small           Strategic
                                                                Income          Cap Growth            Cap Value              Growth
                                                                  Fund                Fund                 Fund           Portfolio
                                                              (Class 1)           (Class 1)            (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 3,500,054         $ 1,863,932            $ 217,020        $ 24,061,064
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 3,500,054         $ 1,863,932            $ 217,020        $ 24,061,064
                                                  ==================================================================================
      Accumulation units                                   $ 3,496,586         $ 1,862,913            $ 217,020        $ 24,061,064
      Contracts in payout (annuitization) period                 3,468               1,019                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 3,500,054         $ 1,863,932            $ 217,020        $ 24,061,064
                                                  ==================================================================================
Accumulation units outstanding                                 525,980             271,871               19,578           2,028,132
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                           307,531             174,641               18,456           1,173,492
      Unit value of accumulation units                          $ 6.70              $ 6.89              $ 11.09             $ 11.93
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --             180,573
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 11.83
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                            56,633              36,567                1,110             398,359
      Unit value of accumulation units                          $ 6.67              $ 6.85              $ 11.02             $ 11.82
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --              84,871
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 11.68
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                           161,816              60,663                   12             190,837
      Unit value of accumulation units                          $ 6.56              $ 6.75              $ 10.86             $ 11.69
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                  U.S.          West Coast                             Conservative
                                                            Government              Equity             Balanced            Balanced
                                                       Securities Fund                Fund            Portfolio           Portfolio
                                                              (Class 1)           (Class 1)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 11,351,666        $ 30,663,761        $ 166,390,537        $ 24,267,380
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 11,351,666        $ 30,663,761        $ 166,390,537        $ 24,267,380
                                                  ==================================================================================
      Accumulation units                                  $ 11,306,884        $ 30,660,902        $ 166,319,479        $ 24,267,380
      Contracts in payout (annuitization) period                44,782               2,859               71,058                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 11,351,666        $ 30,663,761        $ 166,390,537        $ 24,267,380
                                                  ==================================================================================
Accumulation units outstanding                               1,695,485           2,438,907           16,711,342           3,394,114
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                         1,261,812           1,948,188                   --                  --
      Unit value of accumulation units                          $ 6.72             $ 12.61                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --            2,069,620                  --
      Unit value of accumulation units                            $ --                $ --               $ 9.99                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                           196,813             272,230                   --                  --
      Unit value of accumulation units                          $ 6.66             $ 12.50                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --           10,691,621           2,817,060
      Unit value of accumulation units                            $ --                $ --               $ 9.98              $ 7.16
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --            2,870,523             475,119
      Unit value of accumulation units                            $ --                $ --               $ 9.91              $ 7.12
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --              214,937                  --
      Unit value of accumulation units                            $ --                $ --               $ 9.85                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                           236,860             218,489                   --                  --
      Unit value of accumulation units                          $ 6.58             $ 12.34                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --              864,641             101,935
      Unit value of accumulation units                            $ --                $ --               $ 9.77              $ 7.01
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                          Conservative
                                                                Growth       Equity Income      Flexible Income              Growth
                                                             Portfolio                Fund            Portfolio                Fund
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 76,120,627        $ 51,305,430         $ 55,327,490           $ 957,698
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 76,120,627        $ 51,305,430         $ 55,327,490           $ 957,698
                                                  ==================================================================================
      Accumulation units                                  $ 76,120,627        $ 51,304,505         $ 55,271,740           $ 957,698
      Contracts in payout (annuitization) period                     0                 925               55,750                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 76,120,627        $ 51,305,430         $ 55,327,490           $ 957,698
                                                  ==================================================================================
Accumulation units outstanding                               7,199,949           4,996,995            6,820,316             135,152
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         1,115,113                  --                   --                  --
      Unit value of accumulation units                         $ 10.61                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                         3,427,104           4,336,046            5,975,611              98,621
      Unit value of accumulation units                         $ 10.60             $ 10.29               $ 8.12              $ 7.11
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                         2,188,344             360,081              675,479              25,689
      Unit value of accumulation units                         $ 10.54             $ 10.20               $ 8.06              $ 7.05
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           100,299                  --                   --                  --
      Unit value of accumulation units                         $ 10.48                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                           369,089             300,868              169,226              10,842
      Unit value of accumulation units                         $ 10.40             $ 10.08               $ 7.98              $ 6.96
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                                                  International             Mid Cap
                                                       Growth & Income              Income               Growth               Stock
                                                                  Fund                Fund                 Fund                Fund
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 3,474,705        $ 15,802,004          $ 4,461,640         $ 3,927,186
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 3,474,705        $ 15,802,004          $ 4,461,640         $ 3,927,186
                                                  ==================================================================================
      Accumulation units                                   $ 3,474,705        $ 15,796,573          $ 4,461,640         $ 3,927,186
      Contracts in payout (annuitization) period                     0               5,431                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 3,474,705        $ 15,802,004          $ 4,461,640         $ 3,927,186
                                                  ==================================================================================
Accumulation units outstanding                                 502,522           2,210,997              581,190             372,499
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                           418,456           1,884,060              524,841             297,031
      Unit value of accumulation units                          $ 6.93              $ 7.16               $ 7.68             $ 10.57
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                            36,830             201,794               42,842              40,954
      Unit value of accumulation units                          $ 6.89              $ 7.11               $ 7.60             $ 10.52
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                            47,236             125,143               13,507              34,514
      Unit value of accumulation units                          $ 6.79              $ 7.01               $ 7.59             $ 10.35
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                 Money                               Short Term               Small
                                                                Market                REIT               Income          Cap Growth
                                                                  Fund                Fund                 Fund                Fund
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 2,724,190         $ 2,294,813          $ 3,160,390           $ 994,542
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 2,724,190         $ 2,294,813          $ 3,160,390           $ 994,542
                                                  ==================================================================================
      Accumulation units                                   $ 2,724,190         $ 2,294,813          $ 3,160,390           $ 994,542
      Contracts in payout (annuitization) period                     0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 2,724,190         $ 2,294,813          $ 3,160,390           $ 994,542
                                                  ==================================================================================
Accumulation units outstanding                                 468,575             108,166              480,261             147,936
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                           323,749              92,935              420,519             111,876
      Unit value of accumulation units                          $ 5.84             $ 21.27               $ 6.59              $ 6.74
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                            99,880              13,340               31,913              20,975
      Unit value of accumulation units                          $ 5.79             $ 20.94               $ 6.55              $ 6.69
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                            44,946               1,891               27,829              15,085
      Unit value of accumulation units                          $ 5.72             $ 20.40               $ 6.47              $ 6.63
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                 Small           Strategic                 U.S.          West Coast
                                                             Cap Value              Growth           Government              Equity
                                                                  Fund           Portfolio      Securities Fund                Fund
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                                 $ 260,044        $ 29,288,163          $ 5,028,514        $ 14,402,243
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                  $ 260,044        $ 29,288,163          $ 5,028,514        $ 14,402,243
                                                  ==================================================================================
      Accumulation units                                     $ 260,044        $ 29,288,163          $ 5,028,514        $ 14,402,243
      Contracts in payout (annuitization) period                     0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                  $ 260,044        $ 29,288,163          $ 5,028,514        $ 14,402,243
                                                  ==================================================================================
Accumulation units outstanding                                  23,541           2,516,995              768,702           1,174,244
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --             424,086                   --                  --
      Unit value of accumulation units                            $ --             $ 11.71                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                            20,655           1,209,424              572,876             964,809
      Unit value of accumulation units                         $ 11.05             $ 11.66               $ 6.56             $ 12.29
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                             2,159             737,579              136,733             141,768
      Unit value of accumulation units                         $ 11.02             $ 11.58               $ 6.52             $ 12.20
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --              27,375                   --                  --
      Unit value of accumulation units                            $ --             $ 11.54                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                               727             118,531               59,093              67,667
      Unit value of accumulation units                         $ 10.90             $ 11.45               $ 6.44             $ 12.04
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                              Columbia            Columbia             Columbia
                                                                 Asset               Large                Small            Columbia
                                                            Allocation           Cap Value              Company          High Yield
                                                                 Fund,               Fund,         Growth Fund,               Fund,
                                                       Variable Series     Variable Series      Variable Series     Variable Series
                                                              (Class A)           (Class A)            (Class A)           (Class A)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 1,373,371         $ 7,643,812          $ 4,061,145        $ 30,752,895
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 1,373,371         $ 7,643,812          $ 4,061,145        $ 30,752,895
                                                  ==================================================================================
      Accumulation units                                   $ 1,373,371         $ 7,643,812          $ 4,061,145        $ 30,742,700
      Contracts in payout (annuitization) period                     0                   0                    0              10,195
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 1,373,371         $ 7,643,812          $ 4,061,145        $ 30,752,895
                                                  ==================================================================================
Accumulation units outstanding                                 121,392             581,409              337,697           1,942,396
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                            54,059             411,462              114,801             259,904
      Unit value of accumulation units                         $ 11.33             $ 13.17              $ 12.06             $ 15.95
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                            53,300              93,782              160,518             168,950
      Unit value of accumulation units                         $ 11.33             $ 13.17              $ 12.06             $ 15.95
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --             679,765
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 15.89
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --             661,293
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 15.75
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                               155              16,687                5,229              18,148
      Unit value of accumulation units                         $ 11.18             $ 12.98              $ 11.88             $ 15.73
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                            13,878              59,478               57,149              74,504
      Unit value of accumulation units                         $ 11.18             $ 12.98              $ 11.88             $ 15.73
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --              79,812
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 15.56
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  20
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 15.71
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                              Columbia            Columbia             Columbia            Columbia
                                                               Marsico             Marsico              Marsico             Mid Cap
                                                               Focused              Growth         21st Century              Growth
                                                        Equities Fund,               Fund,                Fund,               Fund,
                                                       Variable Series     Variable Series      Variable Series     Variable Series
                                                              (Class A)           (Class A)            (Class A)           (Class A)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 78,555,725         $ 6,660,456          $ 2,152,593         $ 2,165,600
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 78,555,725         $ 6,660,456          $ 2,152,593         $ 2,165,600
                                                  ==================================================================================
      Accumulation units                                  $ 78,538,094         $ 6,660,456          $ 2,152,593         $ 2,165,600
      Contracts in payout (annuitization) period                17,631                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 78,555,725         $ 6,660,456          $ 2,152,593         $ 2,165,600
                                                  ==================================================================================
Accumulation units outstanding                               6,596,122             630,078              133,483             224,283
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                           719,001             347,490               55,466              75,701
      Unit value of accumulation units                         $ 11.92             $ 10.59              $ 16.17              $ 9.84
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                           340,127             199,307               53,861              95,385
      Unit value of accumulation units                         $ 11.92             $ 10.59              $ 16.17              $ 9.84
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         2,550,497                  --                   --                  --
      Unit value of accumulation units                         $ 11.97                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         2,599,970                  --                   --                  --
      Unit value of accumulation units                         $ 11.87                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            34,960              22,564                1,324               1,011
      Unit value of accumulation units                         $ 11.75             $ 10.44              $ 15.94              $ 9.05
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                           107,700              60,717               22,832              52,186
      Unit value of accumulation units                         $ 11.75             $ 10.44              $ 15.94              $ 9.05
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           243,530                  --                   --                  --
      Unit value of accumulation units                         $ 11.73                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               337                  --                   --                  --
      Unit value of accumulation units                         $ 11.73                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                              Columbia
                                                               Marsico
                                                         International
                                                         Opportunities               Asset               Global
                                                                 Fund,          Allocation               Growth              Growth
                                                       Variable Series                Fund                 Fund                Fund
                                                              (Class B)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 7,939,963       $ 149,201,594        $ 522,537,934       $ 795,069,301
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 7,939,963       $ 149,201,594        $ 522,537,934       $ 795,069,301
                                                  ==================================================================================
      Accumulation units                                   $ 7,939,963       $ 149,108,623        $ 522,367,862       $ 794,869,311
      Contracts in payout (annuitization) period                     0              92,971              170,072             199,990
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 7,939,963       $ 149,201,594        $ 522,537,934       $ 795,069,301
                                                  ==================================================================================
Accumulation units outstanding                                 407,568           9,276,573           24,092,230          39,467,458
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                           304,317              67,202            7,937,445          13,405,878
      Unit value of accumulation units                         $ 19.50             $ 16.09              $ 21.74             $ 20.19
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --           8,732,303            7,733,890          12,454,900
      Unit value of accumulation units                            $ --             $ 16.09              $ 21.74             $ 20.19
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                            65,508                  --                   --                  --
      Unit value of accumulation units                         $ 19.50                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --            3,016,723           4,449,237
      Unit value of accumulation units                            $ --                $ --              $ 21.74             $ 20.19
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --            4,081,379           6,804,494
      Unit value of accumulation units                            $ --                $ --              $ 21.55             $ 20.02
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            12,301               6,364              790,222           1,232,191
      Unit value of accumulation units                         $ 19.27             $ 15.92              $ 21.49             $ 19.98
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --             470,704              247,667             412,920
      Unit value of accumulation units                            $ --             $ 15.92              $ 21.49             $ 19.98
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                            25,442                  --                   --                  --
      Unit value of accumulation units                         $ 19.27                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --              284,904             707,838
      Unit value of accumulation units                            $ --                $ --              $ 21.32             $ 19.81
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                Growth               Asset                 Cash
                                                                Income          Allocation           Management              Growth
                                                                  Fund                Fund                 Fund                Fund
                                                              (Class 2)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 784,498,398        $ 76,054,888         $ 18,196,166       $ 451,036,649
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 784,498,398        $ 76,054,888         $ 18,196,166       $ 451,036,649
                                                  ==================================================================================
      Accumulation units                                 $ 784,196,366        $ 74,751,188         $ 17,567,147       $ 437,975,338
      Contracts in payout (annuitization) period               302,032           1,303,700              629,019          13,061,311
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 784,498,398        $ 76,054,888         $ 18,196,166       $ 451,036,649
                                                  ==================================================================================
Accumulation units outstanding                              43,071,182           1,601,343              836,379           2,476,760
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --           1,535,165              825,266           2,391,415
      Unit value of accumulation units                            $ --             $ 47.51              $ 21.76            $ 182.16
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --              66,178               11,113              85,345
      Unit value of accumulation units                            $ --             $ 47.08              $ 21.56            $ 180.50
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                        14,042,318                  --                   --                  --
      Unit value of accumulation units                         $ 18.25                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                        15,533,340                  --                   --                  --
      Unit value of accumulation units                         $ 18.25                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         4,097,406                  --                   --                  --
      Unit value of accumulation units                         $ 18.25                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         6,737,952                  --                   --                  --
      Unit value of accumulation units                         $ 18.09                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         1,393,982                  --                   --                  --
      Unit value of accumulation units                         $ 18.06                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                           598,948                  --                   --                  --
      Unit value of accumulation units                         $ 18.06                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           667,236                  --                   --                  --
      Unit value of accumulation units                         $ 17.90                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                                               U.S.
                                                                                                                        Government/
                                                               Growth-         High-Income                                AAA-Rated
                                                                Income                Bond        International          Securities
                                                                  Fund                Fund                 Fund                Fund
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 457,705,512        $ 33,496,125        $ 120,436,613        $ 31,959,063
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 457,705,512        $ 33,496,125        $ 120,436,613        $ 31,959,063
                                                  ==================================================================================
      Accumulation units                                 $ 443,435,186        $ 31,957,150        $ 118,882,866        $ 30,415,734
      Contracts in payout (annuitization) period            14,270,326           1,538,975            1,553,747           1,543,329
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 457,705,512        $ 33,496,125        $ 120,436,613        $ 31,959,063
                                                  ==================================================================================
Accumulation units outstanding                               3,444,347             489,770            2,405,011             996,762
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                         3,317,161             478,294            2,333,263             972,230
      Unit value of accumulation units                        $ 132.93             $ 68.41              $ 50.09             $ 32.07
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                           127,186              11,476               71,748              24,532
      Unit value of accumulation units                        $ 131.72             $ 67.79              $ 49.63             $ 31.78
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                Growth             Mid Cap                 BB&T
                                                            and Income               Value      Capital Manager                BB&T
                                                             Portfolio           Portfolio           Equity VIF       Large Cap VIF
                                                             (Class VC)          (Class VC)           Portfolio           Portfolio
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 246,019,110        $ 98,390,983          $ 3,554,572         $ 2,174,000
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 246,019,110        $ 98,390,983          $ 3,554,572         $ 2,174,000
                                                  ==================================================================================
      Accumulation units                                 $ 245,893,438        $ 98,298,886          $ 3,554,572         $ 2,174,000
      Contracts in payout (annuitization) period               125,672              92,097                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 246,019,110        $ 98,390,983          $ 3,554,572         $ 2,174,000
                                                  ==================================================================================
Accumulation units outstanding                              17,926,774           6,529,071              297,909             174,402
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                             4,823                  --                   --                  --
      Unit value of accumulation units                         $ 10.62                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                               145                  --                   --                  --
      Unit value of accumulation units                         $ 10.59                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         5,399,331               3,438              123,940             105,527
      Unit value of accumulation units                         $ 13.76             $ 15.08              $ 11.95             $ 12.53
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                         8,077,144           6,191,002                   --                  --
      Unit value of accumulation units                         $ 13.76             $ 15.08                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         1,180,298                  --              147,772              27,424
      Unit value of accumulation units                         $ 13.76                $ --              $ 11.95             $ 12.53
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                31                  --                   --                  --
      Unit value of accumulation units                         $ 10.59                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                  --                   --                  --
      Unit value of accumulation units                         $ 10.58                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         1,880,251                  --               25,651              39,758
      Unit value of accumulation units                         $ 13.59                $ --              $ 11.77             $ 12.25
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           612,095                  81                  490               1,638
      Unit value of accumulation units                         $ 13.59             $ 14.90              $ 11.86             $ 12.44
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                           591,319             334,550                   --                  --
      Unit value of accumulation units                         $ 13.59             $ 14.90                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                             1,792                  --                   --                  --
      Unit value of accumulation units                         $ 10.59                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           171,491                  --                   29                  29
      Unit value of accumulation units                         $ 13.38                $ --              $ 11.68             $ 12.17
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                             7,993                  --                   27                  26
      Unit value of accumulation units                         $ 13.55                $ --              $ 11.85             $ 12.43
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                31                  --                   --                  --
      Unit value of accumulation units                         $ 10.58                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                           BB&T
                                                                  BB&T                BB&T              Special                BB&T
                                                             Large Cap             Mid Cap        Opportunities        Total Return
                                                            Growth VIF          Growth VIF           Equity VIF            Bond VIF
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                                 $ 225,509         $ 2,343,054          $ 3,349,682         $ 3,070,867
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                  $ 225,509         $ 2,343,054          $ 3,349,682         $ 3,070,867
                                                  ==================================================================================
      Accumulation units                                     $ 225,509         $ 2,343,054          $ 3,349,682         $ 3,070,867
      Contracts in payout (annuitization) period                     0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                  $ 225,509         $ 2,343,054          $ 3,349,682         $ 3,070,867
                                                  ==================================================================================
Accumulation units outstanding                                  21,292             215,430              263,198             300,793
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                            13,243              89,548              145,576             113,720
      Unit value of accumulation units                         $ 10.60             $ 10.89              $ 12.73             $ 10.20
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                             6,741              42,665               41,802             152,051
      Unit value of accumulation units                         $ 10.60             $ 10.89              $ 12.73             $ 10.20
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                             1,221              80,289               72,326              33,222
      Unit value of accumulation units                         $ 10.41             $ 10.85              $ 12.72             $ 10.27
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                29               2,870                3,439               1,742
      Unit value of accumulation units                         $ 10.54             $ 10.83              $ 12.68             $ 10.17
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                29                  29                   29                  29
      Unit value of accumulation units                         $ 10.31             $ 10.77              $ 12.63             $ 10.11
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                29                  29                   26                  29
      Unit value of accumulation units                         $ 10.54             $ 10.82              $ 12.66             $ 10.13
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2006

                                                                                         Net
                                                                                       Asset
                                                                                       Value          Net Asset
Variable Accounts                                                          Shares  Per Share              Value               Cost
-----------------                                                      ----------  ---------     --------------     --------------
ANCHOR SERIES TRUST:
        Asset Allocation Portfolio (Class 1)                           17,274,486     $16.14     $  278,843,708     $  239,016,321
        Capital Appreciation Portfolio (Class 1)                       16,377,203      40.84        668,822,485        612,616,246
        Government and Quality Bond Portfolio (Class 1)                17,624,488      14.71        259,295,419        261,807,391
        Growth Portfolio (Class 1)                                      9,972,847      28.77        286,915,866        288,177,199
        Natural Resources Portfolio (Class 1)                           3,493,430      52.72        184,183,331         94,716,819
        Asset Allocation Portfolio (Class 2)                            1,110,195      16.11         17,890,649         15,084,329
        Capital Appreciation Portfolio (Class 2)                        3,088,303      40.62        125,440,101         86,133,567
        Government and Quality Bond Portfolio (Class 2)                 7,961,357      14.70        117,062,386        121,206,560
        Growth Portfolio (Class 2)                                      2,652,136      28.74         76,222,516         62,222,173
        Natural Resources Portfolio (Class 2)                             735,407      52.59         38,673,206         23,567,409
        Asset Allocation Portfolio (Class 3)                            1,750,218      16.09         28,162,091         25,614,647
        Capital Appreciation Portfolio (Class 3)                        9,841,150      40.50        398,541,757        319,378,679
        Government and Quality Bond Portfolio (Class 3)                27,231,540      14.68        399,803,235        409,099,627
        Growth Portfolio (Class 3)                                      6,665,648      28.69        191,269,980        172,041,927
        Natural Resources Portfolio (Class 3)                           2,227,088      52.48        116,871,760         91,404,052

SUNAMERICA SERIES TRUST:
        Aggressive Growth Portfolio (Class 1)                           8,283,868     $12.54     $  103,875,273     $   99,749,461
        Alliance Growth Portfolio (Class 1)                            23,200,801      22.06        511,866,141        601,779,467
        Blue Chip Growth Portfolio (Class 1)                            2,486,052       6.94         17,265,461         16,087,676
        Cash Management Portfolio (Class 1)                            11,495,347      11.10        127,627,207        126,123,294
        Corporate Bond Portfolio (Class 1)                             13,260,010      11.77        156,032,513        151,797,912
        Davis Venture Value Portfolio (Class 1)                        42,062,058      32.64      1,372,722,485        933,675,381
        "Dogs" of Wall Street Portfolio (Class 1)                       4,544,196      11.81         53,675,570         43,807,455
        Emerging Markets Portfolio (Class 1)                            7,504,571      16.91        126,882,022         78,040,114
        Federated American Leaders Portfolio (Class 1)                  5,669,488      19.09        108,217,271         85,758,685
        Global Bond Portfolio (Class 1)                                 6,137,065      10.76         66,045,775         67,816,961
        Global Equities Portfolio (Class 1)                            10,824,056      16.35        176,964,120        138,488,700
        Goldman Sachs Research Portfolio (Class 1)                      1,622,017       8.91         14,457,352         12,008,559
        Growth-Income Portfolio (Class 1)                              16,540,767      27.15        449,064,125        387,778,438
        Growth Opportunities Portfolio (Class 1)                        3,371,764       6.22         20,956,363         19,234,785
        High-Yield Bond Portfolio (Class 1)                            24,386,041       7.51        183,161,973        172,462,628
        International Diversified Equities Portfolio (Class 1)         13,762,502      10.80        148,632,225        107,509,075
        International Growth & Income Portfolio (Class 1)              13,861,878      16.78        232,588,695        142,871,694
        Marsico Growth Portfolio (Class 1)                              4,774,673      12.51         59,722,391         46,370,951
        MFS Massachusetts Investors Trust Portfolio (Class 1)          10,225,458      13.91        142,284,797        129,360,499
        MFS Mid-Cap Growth Portfolio (Class 1)                         10,290,760       9.60         98,751,287        115,409,444
        MFS Total Return Portfolio (Class 1)                           23,964,381      17.94        429,872,722        368,419,912
        Putnam Growth: Voyager Portfolio (Class 1)                      7,624,629      16.30        124,318,991        150,300,727
        Real Estate Portfolio (Class 1)                                 6,335,652      24.30        153,981,034         92,863,526
        SunAmerica Balanced Portfolio (Class 1)                         7,900,630      14.99        118,416,104        131,354,585
        Technology Portfolio (Class 1)                                  6,090,049       2.65         16,146,229         16,844,091
        Telecom Utility Portfolio (Class 1)                             3,714,986      10.88         40,433,257         37,305,688
        Worldwide High Income Portfolio (Class 1)                       6,854,237       7.68         52,673,320         57,101,672
        Aggressive Growth Portfolio (Class 2)                           1,007,830      12.48         12,572,833          9,254,605
        Alliance Growth Portfolio (Class 2)                             2,932,685      22.03         64,611,386         50,876,392
        Blue Chip Growth Portfolio (Class 2)                            1,418,018       6.94          9,841,301          8,233,569
        Cash Management Portfolio (Class 2)                             4,141,693      11.08         45,910,005         45,157,875
        Corporate Bond Portfolio (Class 2)                              4,298,352      11.75         50,505,302         49,661,666
        Davis Venture Value Portfolio (Class 2)                         6,333,979      32.58        206,374,587        133,677,366
        "Dogs" of Wall Street Portfolio (Class 2)                       1,530,169      11.80         18,049,279         14,409,098
        Emerging Markets Portfolio (Class 2)                            1,449,467      16.85         24,419,039         17,439,413
        Federated American Leaders Portfolio (Class 2)                    956,466      19.06         18,225,950         13,454,633
        Foreign Value Portfolio (Class 2)                               3,860,146      20.01         77,225,840         48,882,712
        Global Bond Portfolio (Class 2)                                 1,528,860      10.71         16,374,097         17,144,638
        Global Equities Portfolio (Class 2)                             1,115,169      16.29         18,163,322         12,580,203
        Goldman Sachs Research Portfolio (Class 2)                        644,139       8.86          5,708,987          4,022,682
        Growth-Income Portfolio (Class 2)                               1,215,592      27.11         32,960,191         24,741,427
        Growth Opportunities Portfolio (Class 2)                        1,415,684       6.16          8,723,039          7,201,833
        High-Yield Bond Portfolio (Class 2)                             5,222,599       7.50         39,148,300         35,463,522
        International Diversified Equities Portfolio (Class 2)          5,415,202      10.74         58,163,917         36,850,062
        International Growth & Income Portfolio (Class 2)               2,365,375      16.81         39,761,875         23,742,433
        Marsico Growth Portfolio (Class 2)                              3,531,054      12.41         43,827,566         32,690,746
        MFS Massachusetts Investors Trust Portfolio (Class 2)           1,872,198      13.91         26,036,977         18,670,258
        MFS Mid-Cap Growth Portfolio (Class 2)                          4,388,645       9.52         41,762,710         34,085,540
        MFS Total Return Portfolio (Class 2)                            7,506,329      17.91        134,471,263        115,847,589
        Putnam Growth: Voyager Portfolio (Class 2)                        446,141      16.26          7,254,435          5,926,890
        Real Estate Portfolio (Class 2)                                 1,593,387      24.23         38,602,878         25,787,894
        Small & Mid Cap Value Portfolio (Class 2)                       2,732,398      17.76         48,539,371         37,992,076
        SunAmerica Balanced Portfolio (Class 2)                         1,200,432      14.97         17,968,924         15,711,190
        Technology Portfolio (Class 2)                                  2,713,804       2.63          7,144,428          6,651,398
        Telecom Utility Portfolio (Class 2)                               480,609      10.87          5,224,763          4,313,749
        Worldwide High Income Portfolio (Class 2)                         941,614       7.66          7,208,970          6,909,207
        Aggressive Growth Portfolio (Class 3)                           1,323,866      12.42         16,442,147         14,006,703
        Alliance Growth Portfolio (Class 3)                             8,736,286      21.98        192,039,162        167,854,539
        American Funds Asset Allocation SAST Portfolio (Class 3)           46,526      10.56            491,135            485,200
        American Funds Global Growth SAST Portfolio (Class 3)             181,550      10.90          1,979,194          1,932,225
        American Funds Growth SAST Portfolio (Class 3)                    140,131      10.66          1,493,428          1,479,093
        American Funds Growth-Income SAST Portfolio (Class 3)             147,402      10.78          1,588,821          1,573,799
        Blue Chip Growth Portfolio (Class 3)                            1,644,974       6.93         11,395,423         10,191,010
        Cash Management Portfolio (Class 3)                            14,987,135      11.07        165,908,135        163,610,922
        Corporate Bond Portfolio (Class 3)                             19,256,442      11.73        225,928,781        226,599,634
        Davis Venture Value Portfolio (Class 3)                        17,223,365      32.53        560,311,210        444,386,384
        "Dogs" of Wall Street Portfolio (Class 3)                       1,543,209      11.78         18,180,059         15,872,379
        Emerging Markets Portfolio (Class 3)                            4,588,697      16.81         77,151,152         67,727,558
        Federated American Leaders Portfolio (Class 3)                  3,185,885      19.03         60,618,449         50,348,654
        Foreign Value Portfolio (Class 3)                              19,933,751      19.99        398,541,135        283,076,481
        Global Bond Portfolio (Class 3)                                 4,419,532      10.68         47,205,334         50,243,805
        Global Equities Portfolio (Class 3)                             1,722,645      16.25         27,993,123         21,868,472
        Goldman Sachs Research Portfolio (Class 3)                        349,098       8.84          3,086,071          2,673,520
        Growth-Income Portfolio (Class 3)                                 787,951      27.08         21,335,072         17,692,372
        Growth Opportunities Portfolio (Class 3)                        4,631,515       6.14         28,417,659         26,693,815
        High-Yield Bond Portfolio (Class 3)                            11,211,495       7.49         83,936,765         80,793,181
        International Diversified Equities Portfolio (Class 3)         23,354,967      10.73        250,526,418        181,542,663
        International Growth & Income Portfolio (Class 3)               7,002,024      16.79        117,562,282         91,876,997

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2006


                                                                                         Net
                                                                                       Asset
                                                                                       Value          Net Asset
Variable Accounts                                                          Shares  Per Share              Value               Cost
-----------------                                                      ----------  ---------     --------------     --------------
SUNAMERICA SERIES TRUST (continued):
        Marsico Growth Portfolio (Class 3)                              2,976,051     $12.36     $   36,778,126     $   31,009,546
        MFS Massachusetts Investors Trust Portfolio (Class 3)           3,871,136      13.89         53,764,055         41,629,153
        MFS Mid-Cap Growth Portfolio (Class 3)                          8,093,705       9.48         76,689,316         66,303,468
        MFS Total Return Portfolio (Class 3)                           15,586,742      17.89        278,884,644        260,524,189
        Putnam Growth: Voyager Portfolio (Class 3)                        305,237      16.21          4,947,564          4,358,771
        Real Estate Portfolio (Class 3)                                 4,434,723      24.18        107,216,539         90,148,873
        Small & Mid Cap Value Portfolio (Class 3)                      14,065,262      17.73        249,417,557        216,061,571
        Small Company Value Portfolio (Class 3)                         1,174,866      17.23         20,238,125         19,982,873
        SunAmerica Balanced Portfolio (Class 3)                         1,039,286      14.95         15,537,708         14,058,185
        Technology Portfolio (Class 3)                                  4,789,685       2.62         12,558,333         12,051,162
        Telecom Utility Portfolio (Class 3)                               109,304      10.85          1,186,455          1,083,969
        Worldwide High Income Portfolio (Class 3)                         217,578       7.64          1,662,700          1,648,213

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
        Comstock Portfolio                                             25,622,354     $14.70     $  376,648,609     $  306,805,495
        Strategic Growth Portfolio                                        992,920      28.54         28,337,928         24,043,428
        Growth and Income Portfolio                                    22,234,550      21.96        488,270,723        392,485,367

WM VARIABLE TRUST:
        Balanced Portfolio (Class 1)                                   10,171,305     $18.09     $  183,998,899     $  145,970,374
        Conservative Balanced Portfolio (Class 1)                       1,374,963      12.74         17,517,026         15,077,887
        Conservative Growth Portfolio (Class 1)                         4,092,407      19.70         80,620,425         58,943,849
        Equity Income Fund (Class 1)                                    3,114,788      19.39         60,395,735         48,794,435
        Flexible Income Portfolio (Class 1)                             2,244,905      14.42         32,371,535         29,502,869
        Growth Fund (Class 1)                                             109,368      14.59          1,595,675          1,265,001
        Growth & Income Fund (Class 1)                                    447,839      20.45          9,158,305          7,044,691
        Income Fund (Class 1)                                           1,459,441      10.56         15,411,695         15,510,601
        International Growth Fund (Class 1)                               191,456      17.56          3,361,967          2,783,222
        Mid Cap Stock Fund (Class 1)                                      421,464      17.73          7,472,559          6,192,351
        Money Market Fund (Class 1)                                     3,665,896       1.00          3,665,896          3,665,896
        REIT Fund (Class 1)                                                96,578      20.62          1,991,443          1,652,036
        Short Term Income Fund (Class 1)                                1,388,911       2.52          3,500,054          3,586,462
        Small Cap Growth Fund (Class 1)                                   180,264      10.34          1,863,932          1,511,126
        Small Cap Value Fund (Class 1)                                     17,558      12.36            217,020            209,980
        Strategic Growth Portfolio (Class 1)                            1,090,216      22.07         24,061,064         17,500,063
        U.S. Government Securities Fund (Class 1)                       1,090,458      10.41         11,351,666         11,695,048
        West Coast Equity Fund (Class 1)                                1,274,471      24.06         30,663,761         24,187,691
        Balanced Portfolio (Class 2)                                    9,259,351      17.97        166,390,537        137,473,250
        Conservative Balanced Portfolio (Class 2)                       1,919,888      12.64         24,267,380         21,927,217
        Conservative Growth Portfolio (Class 2)                         3,891,648      19.56         76,120,627         61,259,188
        Equity Income Fund (Class 2)                                    2,666,602      19.24         51,305,430         42,833,246
        Flexible Income Portfolio (Class 2)                             3,863,652      14.32         55,327,490         51,732,638
        Growth Fund (Class 2)                                              66,185      14.47            957,698            773,823
        Growth & Income Fund (Class 2)                                    170,831      20.34          3,474,705          2,843,207
        Income Fund (Class 2)                                           1,506,387      10.49         15,802,004         16,105,156
        International Growth Fund (Class 2)                               256,122      17.42          4,461,640          3,835,800
        Mid Cap Stock Fund (Class 2)                                      223,136      17.60          3,927,186          3,387,972
        Money Market Fund (Class 2)                                     2,724,190       1.00          2,724,190          2,724,190
        REIT Fund (Class 2)                                               112,161      20.46          2,294,813          1,973,866
        Short Term Income Fund (Class 2)                                1,259,119       2.51          3,160,390          3,239,141
        Small Cap Growth Fund (Class 2)                                    97,504      10.20            994,542            867,597
        Small Cap Value Fund (Class 2)                                     21,125      12.31            260,044            250,246
        Strategic Growth Portfolio (Class 2)                            1,334,921      21.94         29,288,163         23,940,020
        U.S. Government Securities Fund (Class 2)                         483,511      10.40          5,028,514          5,171,929
        West Coast Equity Fund (Class 2)                                  602,352      23.91         14,402,243         11,629,110

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
        Columbia Asset Allocation Fund, Variable Series                    86,812     $15.82     $    1,373,371     $    1,281,341
        Columbia Large Cap Value Fund, Variable Series                    389,792      19.61          7,643,812          6,257,954
        Columbia Small Company Growth Fund, Variable Series               317,773      12.78          4,061,145          3,581,566

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
        Columbia High Yield Fund, Variable Series (Class A)             2,669,522     $11.52     $   30,752,895     $   27,759,075
        Columbia Marsico Focused Equities Fund,
          Variable Series (Class A)                                     3,896,613      20.16         78,555,725         61,870,751
        Columbia Marsico Growth Fund,
          Variable Series (Class A)                                       350,920      18.98          6,660,456          5,140,882
        Columbia Marsico 21st Century Fund,
          Variable Series (Class A)                                       166,095      12.96          2,152,593          1,497,027
        Columbia Mid Cap Growth Fund,
          Variable Series (Class A)                                       244,424       8.86          2,165,600          1,701,980
        Columbia Marsico International Opportunities Fund,
          Variable Series (Class B)                                       361,730      21.95          7,939,963          5,292,688

AMERICAN FUNDS INSURANCE SERIES:
        Asset Allocation Fund (Class 2)                                 8,184,399     $18.23     $  149,201,594     $  118,169,690
        Global Growth Fund (Class 2)                                   22,436,150      23.29        522,537,934        393,012,121
        Growth Fund (Class 2)                                          12,407,449      64.08        795,069,301        618,835,850
        Growth-Income Fund (Class 2)                                   18,594,416      42.19        784,498,398        641,243,027
        Asset Allocation Fund (Class 3)                                 4,146,940      18.34         76,054,888         69,947,564
        Cash Management Fund (Class 3)                                  1,568,635      11.60         18,196,166         17,855,968
        Growth Fund (Class 3)                                           6,992,816      64.50        451,036,649        419,919,302
        Growth-Income Fund (Class 3)                                   10,789,852      42.42        457,705,512        439,241,720
        High-Income Bond Fund (Class 3)                                 2,600,631      12.88         33,496,125         36,850,278
        International Fund (Class 3)                                    5,474,391      22.00        120,436,613         98,942,978
        U.S. Government/AAA-Rated Securities Fund (Class 3)             2,694,693      11.86         31,959,063         34,686,460

LORD ABBETT SERIES FUND, INC. (Class VC):
        Growth and Income Portfolio                                     8,385,109     $29.34     $  246,019,110     $  209,072,857
        Mid Cap Value Portfolio                                         4,517,492      21.78         98,390,983         81,891,701

BB&T VARIABLE INSURANCE FUNDS:
        BB&T Capital Manager Equity VIF Portfolio                         305,376     $11.64     $    3,554,572     $    3,354,304
        BB&T Large Cap VIF Portfolio                                      129,791      16.75          2,174,000          2,004,543
        BB&T Large Cap Growth VIF Portfolio                                21,214      10.63            225,509            215,342
        BB&T Mid Cap Growth VIF Portfolio                                 154,555      15.16          2,343,054          2,374,509
        BB&T Special Opportunities Equity VIF Portfolio                   222,275      15.07          3,349,682          3,051,503
        BB&T Total Return Bond VIF Portfolio                              312,397       9.83          3,070,867          3,058,981

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006

                                                                                                   Government
                                                                      Asset          Capital              and
                                                                 Allocation     Appreciation     Quality Bond           Growth
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $   9,259,746    $     988,136    $   9,985,476    $   1,804,402
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (4,513,021)     (10,815,526)      (4,287,821)      (4,592,079)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                      4,746,725       (9,827,390)       5,697,655       (2,787,677)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 75,448,594      172,639,168       73,221,858       83,959,655
       Cost of shares sold                                      (67,864,913)    (169,138,778)     (74,060,178)     (85,323,966)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions          7,583,681        3,500,390         (838,320)      (1,364,311)
Realized gain distributions                                               0        1,503,361                0       26,631,206
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       7,583,681        5,003,751         (838,320)      25,266,895
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       25,373,471      (13,055,957)      (1,903,823)     (11,116,622)
       End of period                                             39,827,387       56,206,239       (2,511,972)      (1,261,333)
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                14,453,916       69,262,196         (608,149)       9,855,289
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $  26,784,322    $  64,438,557    $   4,251,186    $  32,334,507
                                                              =============    =============    =============    =============


                                                                                                                    Government
                                                                    Natural            Asset          Capital              and
                                                                  Resources       Allocation     Appreciation     Quality Bond
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $   1,230,558    $     538,357    $      19,819    $   4,112,709
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (2,930,310)        (279,422)      (1,928,605)      (1,838,005)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                     (1,699,752)         258,935       (1,908,786)       2,274,704
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 50,409,495        2,673,200       22,010,922       20,361,367
       Cost of shares sold                                      (27,577,864)      (2,264,330)     (16,474,384)     (21,098,104)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions         22,831,631          408,870        5,536,538         (736,737)
Realized gain distributions                                       5,086,504                0          270,323                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                      27,918,135          408,870        5,806,861         (736,737)
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       77,905,944        1,904,107       31,912,371       (4,324,795)
       End of period                                             89,466,512        2,806,320       39,306,534       (4,144,174)
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                11,560,568          902,213        7,394,163          180,621
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $  37,778,951    $   1,570,018    $  11,292,238    $   1,718,588
                                                              =============    =============    =============    =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                                     Natural            Asset          Capital
                                                                     Growth        Resources       Allocation     Appreciation
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 3)        (Class 3)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $     356,861    $     206,918    $     769,984    $           0
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (1,169,955)        (614,111)        (369,255)      (5,206,768)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (813,094)        (407,193)         400,729       (5,206,768)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 11,637,611       11,492,571        3,321,272        7,544,596
       Cost of shares sold                                       (9,720,904)      (7,857,729)      (3,112,045)      (6,426,006)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions          1,916,707        3,634,842          209,227        1,118,590
Realized gain distributions                                       6,785,793        1,031,782                0          780,425
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       8,702,500        4,666,624          209,227        1,899,015
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       13,814,831       12,036,804          989,576       45,088,298
       End of period                                             14,000,343       15,105,797        2,547,444       79,163,078
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                   185,512        3,068,993        1,557,868       34,074,780
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   8,074,918    $   7,328,424    $   2,167,824    $  30,767,027
                                                              =============    =============    =============    =============

                                                                 Government
                                                                        and                           Natural       Aggressive
                                                               Quality Bond           Growth        Resources           Growth
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 3)        (Class 3)        (Class 3)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $  12,285,842    $     703,291    $     468,102    $     104,026
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (5,334,747)      (2,726,365)      (1,454,106)      (1,655,394)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                      6,951,095       (2,023,074)        (986,004)      (1,551,368)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 16,258,047        8,885,608       12,869,607       44,812,088
       Cost of shares sold                                      (16,754,655)      (8,168,820)     (10,370,076)     (46,541,350)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions           (496,608)         716,788        2,499,531       (1,729,262)
Realized gain distributions                                               0       16,383,720        2,694,848                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                        (496,608)      17,100,508        5,194,379       (1,729,262)
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       (8,683,836)      15,838,538       13,557,975      (10,886,462)
       End of period                                             (9,296,392)      19,228,053       25,467,708        4,125,812
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                  (612,556)       3,389,515       11,909,733       15,012,274
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   5,841,931    $  18,466,949    $  16,118,108    $  11,731,644
                                                              =============    =============    =============    =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                   Alliance        Blue Chip             Cash        Corporate
                                                                     Growth           Growth       Management             Bond
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $     664,433    $      43,240    $   3,739,017    $   6,901,451
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (8,842,814)        (292,432)      (2,250,567)      (2,478,344)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                     (8,178,381)        (249,192)       1,488,450        4,423,107
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                172,009,132        9,242,048      169,079,415       33,376,918
       Cost of shares sold                                     (208,303,795)      (9,090,336)    (166,529,260)     (32,562,394)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions        (36,294,663)         151,712        2,550,155          814,524
Realized gain distributions                                               0                0                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                     (36,294,663)         151,712        2,550,155          814,524
                                                              -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                     (126,323,984)         165,985        1,033,866        2,899,807
       End of period                                            (89,913,326)       1,177,785        1,503,913        4,234,601
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                36,410,658        1,011,800          470,047        1,334,794
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $  (8,062,386)   $     914,320    $   4,508,652    $   6,572,425
                                                              =============    =============    =============    =============

                                                                      Davis                                          Federated
                                                                    Venture        "Dogs" of         Emerging         American
                                                                      Value      Wall Street          Markets          Leaders
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $  13,631,648    $   1,339,097    $   1,128,877    $   1,727,657
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk     (21,461,574)        (815,121)      (1,885,317)      (1,734,321)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                     (7,829,926)         523,976         (756,440)          (6,664)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                324,462,581       18,853,570       38,143,167       36,327,604
       Cost of shares sold                                     (239,734,774)     (16,333,418)     (21,938,462)     (31,189,750)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions         84,727,807        2,520,152       16,204,705        5,137,854
Realized gain distributions                                               0          901,493       19,124,615        1,223,824
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                      84,727,807        3,421,645       35,329,320        6,361,678
                                                              -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      339,495,010        4,097,261       53,724,084       13,476,092
       End of period                                            439,047,104        9,868,115       48,841,908       22,458,586
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                99,552,094        5,770,854       (4,882,176)       8,982,494
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $ 176,449,975    $   9,716,475    $  29,690,704    $  15,337,508
                                                              =============    =============    =============    =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                      Goldman
                                                                     Global           Global            Sachs          Growth-
                                                                       Bond         Equities         Research           Income
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $   6,328,186    $   1,566,763    $      41,434    $   3,438,481
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (1,093,763)      (2,688,293)        (214,332)      (7,558,936)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                      5,234,423       (1,121,530)        (172,898)      (4,120,455)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 17,504,443       39,971,572        4,385,208      145,782,718
       Cost of shares sold                                      (16,807,691)     (34,836,840)      (3,945,595)    (134,025,719)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions            696,752        5,134,732          439,613       11,756,999
Realized gain distributions                                       1,308,376                0                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       2,005,128        5,134,732          439,613       11,756,999
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        3,893,478        7,698,747          796,894       43,207,243
       End of period                                             (1,771,186)      38,475,420        2,448,793       61,285,687
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                (5,664,664)      30,776,673        1,651,899       18,078,444
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   1,574,887    $  34,789,875    $   1,918,614    $  25,714,988
                                                              =============    =============    =============    =============

                                                                                                International    International
                                                                     Growth       High-Yield      Diversified           Growth
                                                              Opportunities             Bond         Equities         & Income
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $           0    $  13,948,367    $     616,305    $   2,877,117
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (313,532)      (2,791,029)      (2,251,468)      (3,350,476)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (313,532)      11,157,338       (1,635,163)        (473,359)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 11,204,046       75,008,817       36,324,269       39,825,810
       Cost of shares sold                                      (10,612,046)     (70,699,308)     (29,380,471)     (26,691,457)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions            592,000        4,309,509        6,943,798       13,134,353
Realized gain distributions                                               0                0                0        2,701,559
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                         592,000        4,309,509        6,943,798       15,835,912
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          707,798        3,763,749       17,906,104       56,008,670
       End of period                                              1,721,578       10,699,345       41,123,150       89,717,001
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                 1,013,780        6,935,596       23,217,046       33,708,331
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   1,292,248    $  22,402,443    $  28,525,681    $  49,070,884
                                                              =============    =============    =============    =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                         MFS
                                                                               Massachusetts              MFS
                                                                    Marsico        Investors          Mid-Cap              MFS
                                                                     Growth            Trust           Growth     Total Return
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $           0    $   1,027,979    $           0    $  10,311,393
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (999,236)      (2,336,020)      (1,665,911)      (6,899,170)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (999,236)      (1,308,041)      (1,665,911)       3,412,223
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 21,153,032       43,540,164       39,963,549      110,351,705
       Cost of shares sold                                      (16,597,811)     (42,682,903)     (47,896,213)     (96,529,954)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions          4,555,221          857,261       (7,932,664)      13,821,751
Realized gain distributions                                       3,851,359                0                0       14,433,706
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       8,406,580          857,261       (7,932,664)      28,255,457
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       16,970,553       (3,839,869)     (26,886,308)      49,800,346
       End of period                                             13,351,440       12,924,298      (16,658,157)      61,452,810
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                (3,619,113)      16,764,167       10,228,151       11,652,464
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   3,788,231    $  16,313,387    $     629,576    $  43,320,144
                                                              =============    =============    =============    =============


                                                                     Putnam
                                                                    Growth:             Real       SunAmerica
                                                                    Voyager           Estate         Balanced       Technology
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $      28,311    $   1,910,036    $   3,263,554    $           0
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (2,096,008)      (2,199,198)      (1,932,833)        (285,549)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                     (2,067,697)        (289,162)       1,330,721         (285,549)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 42,733,769       32,926,393       35,795,156        8,612,185
       Cost of shares sold                                      (55,219,430)     (19,941,924)     (40,120,823)      (9,065,877)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions        (12,485,661)      12,984,469       (4,325,667)        (453,692)
Realized gain distributions                                               0       13,819,450                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                     (12,485,661)      26,803,919       (4,325,667)        (453,692)
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      (45,131,593)      47,267,870      (26,670,148)      (1,194,929)
       End of period                                            (25,981,736)      61,117,508      (12,938,481)        (697,862)
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                19,149,857       13,849,638       13,731,667          497,067
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   4,596,499    $  40,364,395    $  10,736,721    $    (242,174)
                                                              =============    =============    =============    =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                    Telecom        Worldwide       Aggressive         Alliance
                                                                    Utility      High Income           Growth           Growth
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $   1,307,888    $   3,988,295    $           0    $           0
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (531,995)        (846,011)        (195,446)      (1,048,465)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                        775,893        3,142,284         (195,446)      (1,048,465)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  8,769,786       16,485,127        4,679,612       14,512,905
       Cost of shares sold                                       (9,077,226)     (18,075,749)      (3,808,919)     (11,941,816)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions           (307,440)      (1,590,622)         870,693        2,571,089
Realized gain distributions                                               0                0                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                        (307,440)      (1,590,622)         870,693        2,571,089
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       (4,341,224)      (7,021,789)       2,650,435       16,124,197
       End of period                                              3,127,569       (4,428,352)       3,318,228       13,734,994
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                 7,468,793        2,593,437          667,793       (2,389,203)
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   7,937,246    $   4,145,099    $   1,343,040    $    (866,579)
                                                              =============    =============    =============    =============

                                                                                                                         Davis
                                                                  Blue Chip             Cash        Corporate          Venture
                                                                     Growth       Management             Bond            Value
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $      10,051    $   1,124,340    $   2,101,480    $   1,740,458
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (155,961)        (751,022)        (798,208)      (3,121,636)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (145,910)         373,318        1,303,272       (1,381,178)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  2,467,872       38,784,491       11,061,581       32,754,498
       Cost of shares sold                                       (2,181,788)     (38,108,739)     (10,888,317)     (23,290,853)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions            286,084          675,752          173,264        9,463,645
Realized gain distributions                                               0                0                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                         286,084          675,752          173,264        9,463,645
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        1,291,211          441,879          325,225       55,634,862
       End of period                                              1,607,732          752,130          843,636       72,697,221
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                   316,521          310,251          518,411       17,062,359
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $     456,695    $   1,359,321    $   1,994,947    $  25,144,826
                                                              =============    =============    =============    =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                    Federated
                                                                  "Dogs" of         Emerging         American          Foreign
                                                                Wall Street          Markets          Leaders            Value
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $     409,154    $     194,885    $     261,319    $     730,187
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (271,563)        (361,847)        (283,118)      (1,091,076)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                        137,591         (166,962)         (21,799)        (360,889)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  5,364,861        7,794,932        4,078,361       12,235,617
       Cost of shares sold                                       (4,626,089)      (5,469,419)      (3,337,743)      (8,631,910)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions            738,772        2,325,513          740,618        3,603,707
Realized gain distributions                                         291,472        3,716,353          202,100          976,538
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       1,030,244        6,041,866          942,718        4,580,245
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        1,675,224        7,395,990        3,233,825       16,432,787
       End of period                                              3,640,181        6,979,626        4,771,317       28,343,128
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                 1,964,957         (416,364)       1,537,492       11,910,341
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   3,132,792    $   5,458,540    $   2,458,411    $  16,129,697
                                                              =============    =============    =============    =============

                                                                                                      Goldman
                                                                     Global           Global            Sachs          Growth-
                                                                       Bond         Equities         Research           Income
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $   1,483,773    $     134,180    $       9,931    $     199,444
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (253,800)        (253,845)         (85,927)        (536,279)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                      1,229,973         (119,665)         (75,996)        (336,835)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  4,033,626        4,827,644        1,382,650        6,936,575
       Cost of shares sold                                       (3,978,363)      (3,633,249)      (1,008,175)      (5,569,691)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions             55,263        1,194,395          374,475        1,366,884
Realized gain distributions                                         311,719                0                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                         366,982        1,194,395          374,475        1,366,884
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          496,197        3,488,876        1,229,684        7,446,663
       End of period                                               (770,541)       5,583,119        1,686,305        8,218,764
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                (1,266,738)       2,094,243          456,621          772,101
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $     330,217    $   3,168,973    $     755,100    $   1,802,150
                                                              =============    =============    =============    =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                                                International    International
                                                                     Growth       High-Yield      Diversified           Growth
                                                              Opportunities             Bond         Equities         & Income
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $           0    $   2,878,245    $     173,243    $     440,308
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (124,674)        (582,833)        (867,995)        (560,488)   )
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (124,674)       2,295,412         (694,752)        (120,180)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  2,211,545       12,259,149       10,208,397        7,811,286
       Cost of shares sold                                       (1,871,720)     (11,185,672)      (7,363,221)      (5,105,243)   )
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions            339,825        1,073,477        2,845,176        2,706,043
Realized gain distributions                                               0                0                0          454,478
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                         339,825        1,073,477        2,845,176        3,160,521
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        1,059,945        2,583,881       12,733,599       11,055,572
       End of period                                              1,521,206        3,684,778       21,313,855       16,019,442
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                   461,261        1,100,897        8,580,256        4,963,870
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $     676,412    $   4,469,786    $  10,730,680    $   8,004,211
                                                              =============    =============    =============    =============

                                                                                         MFS
                                                                               Massachusetts              MFS
                                                                    Marsico        Investors          Mid-Cap        MFS Total
                                                                     Growth            Trust           Growth           Return
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $           0    $     145,358    $           0    $   2,984,453
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (690,611)        (410,650)        (686,892)      (2,110,253)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (690,611)        (265,292)        (686,892)         874,200
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  8,760,257        5,355,680       11,423,042       25,530,829
       Cost of shares sold                                       (6,692,043)      (4,188,931)      (9,715,690)     (22,590,236)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions          2,068,214        1,166,749        1,707,352        2,940,593
Realized gain distributions                                       2,671,960                0                0        4,447,339
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       4,740,174        1,166,749        1,707,352        7,387,932
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       12,412,643        5,497,443        8,425,125       13,946,972
       End of period                                             11,136,820        7,366,719        7,677,170       18,623,674
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                (1,275,823)       1,869,276         (747,955)       4,676,702
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   2,773,740    $   2,770,733    $     272,505    $  12,938,834
                                                              =============    =============    =============    =============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                          Putnam
                                                                         Growth:             Real      Small & Mid       SunAmerica
                                                                         Voyager           Estate        Cap Value         Balanced
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                    ------------     ------------     ------------     ------------
Investment income:
  Dividends                                                         $          0     $    434,179     $     77,121     $    466,624
                                                                    ------------     ------------     ------------     ------------

Expenses:
  Charges for distribution, mortality and expense risk                  (126,317)        (551,276)        (751,176)        (288,740)
                                                                    ------------     ------------     ------------     ------------

Net investment income (loss)                                            (126,317)        (117,097)        (674,055)         177,884
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                            2,344,892        7,253,039       14,062,282        4,235,800
  Cost of shares sold                                                 (2,073,258)      (5,121,430)     (11,714,547)      (3,903,647)
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions                 271,634        2,131,609        2,347,735          332,153
Realized gain distributions                                                    0        3,462,065        2,741,083                0
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses)                                              271,634        5,593,674        5,088,818          332,153
                                                                    ------------     ------------     ------------     ------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                  1,235,039        8,610,964        9,574,697        1,215,387
  End of period                                                        1,327,545       12,814,984       10,547,295        2,257,734
                                                                    ------------     ------------     ------------     ------------

Change in net unrealized appreciation
  (depreciation) of investments                                           92,506        4,204,020          972,598        1,042,347
                                                                    ------------     ------------     ------------     ------------

Increase (decrease) in net assets from operations                   $    237,823     $  9,680,597     $  5,387,361     $  1,552,384
                                                                    ============     ============     ============     ============

                                                                                            Telecom       Worldwide      Aggressive
                                                                         Technology         Utility     High Income          Growth
                                                                          Portfolio       Portfolio       Portfolio       Portfolio
                                                                          (Class 2)       (Class 2)       (Class 2)       (Class 3)
                                                                        -----------     -----------     -----------     -----------
Investment income:
  Dividends                                                             $         0     $   156,514     $   511,710     $         0
                                                                        -----------     -----------     -----------     -----------

Expenses:
  Charges for distribution, mortality and expense risk                     (135,607)        (67,160)       (111,565)       (195,974)
                                                                        -----------     -----------     -----------     -----------

Net investment income (loss)                                               (135,607)         89,354         400,145        (195,974)
                                                                        -----------     -----------     -----------     -----------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                               3,741,707       1,257,183       1,917,768       2,806,524
  Cost of shares sold                                                    (3,637,705)     (1,139,215)     (1,833,408)     (2,481,318)
                                                                        -----------     -----------     -----------     -----------

Net realized gains (losses) from securities transactions                    104,002         117,968          84,360         325,206
Realized gain distributions                                                       0               0               0               0
                                                                        -----------     -----------     -----------     -----------

Net realized gains (losses)                                                 104,002         117,968          84,360         325,206
                                                                        -----------     -----------     -----------     -----------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                       600,463         163,758         263,062       1,102,445
  End of period                                                             493,030         911,014         299,763       2,435,444
                                                                        -----------     -----------     -----------     -----------

Change in net unrealized appreciation
  (depreciation) of investments                                            (107,433)        747,256          36,701       1,332,999
                                                                        -----------     -----------     -----------     -----------

Increase (decrease) in net assets from operations                       $  (139,038)    $   954,578     $   521,206     $ 1,462,231
                                                                        ===========     ===========     ===========     ===========

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                         American         American         American
                                                                                      Funds Asset     Funds Global            Funds
                                                                        Alliance       Allocation           Growth           Growth
                                                                          Growth             SAST             SAST             SAST
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 3)     (Class 3)(1)     (Class 3)(1)     (Class 3)(1)
                                                                    ------------     ------------     ------------     ------------
Investment income:
  Dividends                                                         $          0     $          0     $          0     $          0
                                                                    ------------     ------------     ------------     ------------

Expenses:
  Charges for distribution, mortality and expense risk                (2,210,739)            (657)          (2,673)          (2,069)
                                                                    ------------     ------------     ------------     ------------

Net investment income (loss)                                          (2,210,739)            (657)          (2,673)          (2,069)
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                            3,609,710            2,284           26,171           30,354
  Cost of shares sold                                                 (3,110,013)          (2,251)         (25,416)         (29,789)
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions                 499,697               33              755              565
Realized gain distributions                                                    0                0                0                0
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses)                                              499,697               33              755              565
                                                                    ------------     ------------     ------------     ------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                 21,258,647                0                0                0
  End of period                                                       24,184,623            5,935           46,969           14,335
                                                                    ------------     ------------     ------------     ------------

Change in net unrealized appreciation
  (depreciation) of investments                                        2,925,976            5,935           46,969           14,335
                                                                    ------------     ------------     ------------     ------------

Increase (decrease) in net assets from operations                   $  1,214,934     $      5,311     $     45,051     $     12,831
                                                                    ============     ============     ============     ============

                                                                        American
                                                                           Funds
                                                                   Growth-Income        Blue Chip             Cash        Corporate
                                                                            SAST           Growth       Management             Bond
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                    (Class 3)(1)        (Class 3)        (Class 3)        (Class 3)
                                                                   -------------    -------------    -------------    -------------
Investment income:
  Dividends                                                        $           0    $       1,098    $   3,920,921    $   8,127,638
                                                                   -------------    -------------    -------------    -------------

Expenses:
  Charges for distribution, mortality and expense risk                    (2,012)        (164,673)      (2,371,556)      (2,728,043)
                                                                   -------------    -------------    -------------    -------------

Net investment income (loss)                                              (2,012)        (163,575)       1,549,365        5,399,595
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                               36,863        3,159,973      111,995,916        9,363,957
  Cost of shares sold                                                    (35,972)      (2,973,041)    (110,447,566)      (9,483,517)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions                     891          186,932        1,548,350         (119,560)
Realized gain distributions                                                    0                0                0                0
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses)                                                  891          186,932        1,548,350         (119,560)
                                                                   -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                          0          748,481        1,294,430       (2,828,805)
  End of period                                                           15,022        1,204,413        2,297,213         (670,853)
                                                                   -------------    -------------    -------------    -------------

Change in net unrealized appreciation
  (depreciation) of investments                                           15,022          455,932        1,002,783        2,157,952
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations                  $      13,901    $     479,289    $   4,100,498    $   7,437,987
                                                                   =============    =============    =============    =============

(1) For the period from September 5, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                           Davis                                          Federated
                                                                         Venture        "Dogs" of         Emerging         American
                                                                           Value      Wall Street          Markets          Leaders
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                                                   -------------    -------------    -------------    -------------
Investment income:
  Dividends                                                        $   3,921,902    $     383,782    $     476,092    $     797,607
                                                                   -------------    -------------    -------------    -------------

Expenses:
  Charges for distribution, mortality and expense risk                (6,943,761)        (242,437)        (780,542)        (859,643)
                                                                   -------------    -------------    -------------    -------------

Net investment income (loss)                                          (3,021,859)         141,345         (304,450)         (62,036)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                            9,357,303        4,427,394        7,507,044        5,450,259
  Cost of shares sold                                                 (7,903,098)      (4,036,243)      (6,292,688)      (4,842,991)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions               1,454,205          391,151        1,214,356          607,268
Realized gain distributions                                                    0          284,182        9,891,008          655,101
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses)                                            1,454,205          675,333       11,105,364        1,262,369
                                                                   -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                 55,636,605          360,767        7,103,412        3,869,112
  End of period                                                      115,924,826        2,307,680        9,423,594       10,269,795
                                                                   -------------    -------------    -------------    -------------

Change in net unrealized appreciation
  (depreciation) of investments                                       60,288,221        1,946,913        2,320,182        6,400,683
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations                  $  58,720,567    $   2,763,591    $  13,121,096    $   7,601,016
                                                                   =============    =============    =============    =============

                                                                                                                            Goldman
                                                                         Foreign           Global           Global            Sachs
                                                                           Value             Bond         Equities         Research
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                                                   -------------    -------------    -------------    -------------
Investment income:
  Dividends                                                        $   3,372,060    $   3,829,383    $     171,718    $       2,339
                                                                   -------------    -------------    -------------    -------------

Expenses:
  Charges for distribution, mortality and expense risk                (5,427,345)        (579,300)        (330,485)         (35,505)
                                                                   -------------    -------------    -------------    -------------

Net investment income (loss)                                          (2,055,285)       3,250,083         (158,767)         (33,166)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                           34,120,532        3,279,259        2,988,476          404,639
  Cost of shares sold                                                (26,337,804)      (3,279,597)      (2,509,890)        (367,498)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions               7,782,728             (338)         478,586           37,141
Realized gain distributions                                            4,896,564          812,773                0                0
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses)                                           12,679,292          812,435          478,586           37,141
                                                                   -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                 48,786,800          251,407        2,347,654          116,263
  End of period                                                      115,464,654       (3,038,471)       6,124,651          412,551
                                                                   -------------    -------------    -------------    -------------

Change in net unrealized appreciation
  (depreciation) of investments                                       66,677,854       (3,289,878)       3,776,997          296,288
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations                  $  77,301,861    $     772,640    $   4,096,816    $     300,263
                                                                   =============    =============    =============    =============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                                                      International
                                                                         Growth-           Growth       High-Yield      Diversified
                                                                          Income    Opportunities             Bond         Equities
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class3)        (Class 3)        (Class 3)        (Class 3)
                                                                    ------------    -------------     ------------    -------------
Investment income:
  Dividends                                                         $    105,218    $           0     $  5,630,235    $     518,993
                                                                    ------------    -------------     ------------    -------------

Expenses:
  Charges for distribution, mortality and expense risk                  (318,851)        (241,577)      (1,040,994)      (3,246,765)
                                                                    ------------    -------------     ------------    -------------

Net investment income (loss)                                            (213,633)        (241,577)       4,589,241       (2,727,772)
                                                                    ------------    -------------     ------------    -------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                            6,512,022        3,297,037       22,855,897       12,894,374
  Cost of shares sold                                                 (5,583,446)      (3,121,056)     (21,948,159)      (9,770,979)
                                                                    ------------    -------------     ------------    -------------

Net realized gains (losses) from securities transactions                 928,576          175,981          907,738        3,123,395
Realized gain distributions                                                    0                0                0                0
                                                                    ------------    -------------     ------------    -------------

Net realized gains (losses)                                              928,576          175,981          907,738        3,123,395
                                                                    ------------    -------------     ------------    -------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                  3,236,319          543,499          764,828       29,929,861
  End of period                                                        3,642,700        1,723,844        3,143,584       68,983,755
                                                                    ------------    -------------     ------------    -------------

Change in net unrealized appreciation
  (depreciation) of investments                                          406,381        1,180,345        2,378,756       39,053,894
                                                                    ------------    -------------     ------------    -------------

Increase (decrease) in net assets from operations                   $  1,121,324    $   1,114,749     $  7,875,735    $  39,449,517
                                                                    ============    =============     ============    =============

                                                                                                                MFS
                                                                   International                      Massachusetts             MFS
                                                                          Growth          Marsico         Investors         Mid-Cap
                                                                        & Income           Growth             Trust          Growth
                                                                       Portfolio        Portfolio         Portfolio       Portfolio
                                                                       (Class 3)        (Class 3)         (Class 3)       (Class 3)
                                                                   -------------     ------------     -------------    ------------
Investment income:
  Dividends                                                        $   1,008,584     $          0     $     253,205    $          0
                                                                   -------------     ------------     -------------    ------------

Expenses:
  Charges for distribution, mortality and expense risk                (1,148,414)        (503,847)         (801,272)     (1,149,878)
                                                                   -------------     ------------     -------------    ------------

Net investment income (loss)                                            (139,830)        (503,847)         (548,067)     (1,149,878)
                                                                   -------------     ------------     -------------    ------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                            6,349,838        3,200,773         4,486,933       7,527,160
  Cost of shares sold                                                 (4,932,362)      (2,766,024)       (3,800,643)     (6,783,371)
                                                                   -------------     ------------     -------------    ------------

Net realized gains (losses) from securities transactions               1,417,476          434,749           686,290         743,789
Realized gain distributions                                            1,113,971        2,133,478                 0               0
                                                                   -------------     ------------     -------------    ------------

Net realized gains (losses)                                            2,531,447        2,568,227           686,290         743,789
                                                                   -------------     ------------     -------------    ------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                 10,811,902        5,520,204         6,931,446       9,651,984
  End of period                                                       25,685,285        5,768,580        12,134,902      10,385,848
                                                                   -------------     ------------     -------------    ------------

Change in net unrealized appreciation
  (depreciation) of investments                                       14,873,383          248,376         5,203,456         733,864
                                                                   -------------     ------------     -------------    ------------

Increase (decrease) in net assets from operations                  $  17,265,000     $  2,312,756     $   5,341,679    $    327,775
                                                                   =============     ============     =============    ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                           Putnam
                                                                       MFS Total          Growth:             Real      Small & Mid
                                                                          Return          Voyager           Estate        Cap Value
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                                                    ------------     ------------     ------------     ------------
Investment income:
  Dividends                                                         $  5,439,941     $          0     $    961,849     $    166,813
                                                                    ------------     ------------     ------------     ------------

Expenses:
  Charges for distribution, mortality and expense risk                (3,646,202)         (73,988)      (1,135,766)      (3,373,405)
                                                                    ------------     ------------     ------------     ------------

Net investment income (loss)                                           1,793,739          (73,988)        (173,917)      (3,206,592)
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                           11,290,004        2,150,269        8,731,091       24,815,968
  Cost of shares sold                                                (10,748,106)      (1,962,321)      (7,208,263)     (21,955,198)
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions                 541,898          187,948        1,522,828        2,860,770
Realized gain distributions                                            8,451,186                0        8,202,854       12,968,430
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses)                                            8,993,084          187,948        9,725,682       15,829,200
                                                                    ------------     ------------     ------------     ------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                  6,082,614          483,699        6,716,176       22,607,399
  End of period                                                       18,360,455          588,793       17,067,666       33,355,986
                                                                    ------------     ------------     ------------     ------------

Change in net unrealized appreciation
  (depreciation) of investments                                       12,277,841          105,094       10,351,490       10,748,587
                                                                    ------------     ------------     ------------     ------------

Increase (decrease) in net assets from operations                   $ 23,064,664     $    219,054     $ 19,903,255     $ 23,371,195
                                                                    ============     ============     ============     ============


                                                                      Small Company      SunAmerica                         Telecom
                                                                              Value        Balanced      Technology         Utility
                                                                          Portfolio       Portfolio       Portfolio       Portfolio
                                                                       (Class 3)(2)       (Class 3)       (Class 3)       (Class 3)
                                                                      -------------     -----------     -----------     -----------
Investment income:
  Dividends                                                           $           0     $   361,260     $         0     $    22,258
                                                                      -------------     -----------     -----------     -----------

Expenses:
  Charges for distribution, mortality and expense risk                      (94,230)       (219,886)       (176,017)         (7,223)
                                                                      -------------     -----------     -----------     -----------

Net investment income (loss)                                                (94,230)        141,374        (176,017)         15,035
                                                                      -------------     -----------     -----------     -----------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                                 291,308       2,938,177       3,878,867         163,076
  Cost of shares sold                                                      (292,042)     (2,757,784)     (3,827,380)       (152,959)
                                                                      -------------     -----------     -----------     -----------

Net realized gains (losses) from securities transactions                       (734)        180,393          51,487          10,117
Realized gain distributions                                                 920,165               0               0               0
                                                                      -------------     -----------     -----------     -----------

Net realized gains (losses)                                                 919,431         180,393          51,487          10,117
                                                                      -------------     -----------     -----------     -----------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                             0         590,886         437,059           6,114
  End of period                                                             255,252       1,479,523         507,171         102,486
                                                                      -------------     -----------     -----------     -----------

Change in net unrealized appreciation
  (depreciation) of investments                                             255,252         888,637          70,112          96,372
                                                                      -------------     -----------     -----------     -----------

Increase (decrease) in net assets from operations                     $   1,080,453     $ 1,210,404     $   (54,418)    $   121,524
                                                                      =============     ===========     ===========     ===========

(2) For the period from May 1, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                 Worldwide                  Strategic    Growth and
                                                                               High Income      Comstock       Growth        Income
                                                                                 Portfolio     Portfolio    Portfolio     Portfolio
                                                                                 (Class 3)    (Class II)   (Class II)    (Class II)
                                                                               -----------  ------------  -----------  ------------
Investment income:
   Dividends                                                                   $   118,921  $  4,520,329  $         0  $  3,933,973
                                                                               -----------  ------------  -----------  ------------

Expenses:
   Charges for distribution, mortality and expense risk                            (23,498)   (5,536,592)    (451,037)   (6,684,649)
                                                                               -----------  ------------  -----------  ------------

Net investment income (loss)                                                        95,423    (1,016,263)    (451,037)   (2,750,676)
                                                                               -----------  ------------  -----------  ------------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                       252,794    65,578,893    7,504,323    41,794,138
   Cost of shares sold                                                            (249,458)  (56,951,862)  (6,622,884)  (35,848,454)
                                                                               -----------  ------------  -----------  ------------

Net realized gains (losses) from securities transactions                             3,336     8,627,031      881,439     5,945,684
Realized gain distributions                                                              0    21,016,526            0    26,130,507
                                                                               -----------  ------------  -----------  ------------

Net realized gains (losses)                                                          3,336    29,643,557      881,439    32,076,191
                                                                               -----------  ------------  -----------  ------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                              (1,506)   51,056,508    4,543,751    67,054,671
   End of period                                                                    14,487    69,843,114    4,294,500    95,785,356
                                                                               -----------  ------------  -----------  ------------

Change in net unrealized appreciation
  (depreciation) of investments                                                     15,993    18,786,606     (249,251)   28,730,685
                                                                               -----------  ------------  -----------  ------------

Increase (decrease) in net assets from operations                              $   114,752  $ 47,413,900  $   181,151  $ 58,056,200
                                                                               ===========  ============  ===========  ============


                                                                                            Conservative  Conservative       Equity
                                                                                  Balanced      Balanced        Growth       Income
                                                                                 Portfolio     Portfolio     Portfolio         Fund
                                                                                 (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                                                              ------------  ------------  ------------  -----------
Investment income:
   Dividends                                                                  $  3,640,774  $    457,066  $  1,233,198  $   741,331
                                                                              ------------  ------------  ------------  -----------

Expenses:
   Charges for distribution, mortality and expense risk                         (2,585,750)     (249,724)   (1,172,597)    (660,150)
                                                                              ------------  ------------  ------------  -----------

Net investment income (loss)                                                     1,055,024       207,342        60,601       81,181
                                                                              ------------  ------------  ------------  -----------

Net realized gains(losses) from securities transactions:
   Proceeds from shares sold                                                    16,324,368     3,021,381    11,506,976    1,908,644
   Cost of shares sold                                                         (13,512,000)   (2,720,171)   (9,084,759)  (1,577,982)
                                                                              ------------  ------------  ------------  -----------

Net realized gains (losses) from securities transactions                         2,812,368       301,210     2,422,217      330,662
Realized gain distributions                                                              0        45,569             0    2,182,809
                                                                              ------------  ------------  ------------  -----------

Net realized gains (losses)                                                      2,812,368       346,779     2,422,217    2,513,471
                                                                              ------------  ------------  ------------  -----------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                          26,786,182     1,811,067    16,432,353    7,087,925
   End of period                                                                38,028,525     2,439,139    21,676,576   11,601,300
                                                                              ------------  ------------  ------------  -----------

Change in net unrealized appreciation
  (depreciation) of investments                                                 11,242,343       628,072     5,244,223    4,513,375
                                                                              ------------  ------------  ------------  -----------

Increase (decrease) in net assets from operations                             $ 15,109,735  $  1,182,193  $  7,727,041  $ 7,108,027
                                                                              ============  ============  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                    Flexible                  Growth &
                                                                                      Income       Growth       Income       Income
                                                                                   Portfolio         Fund         Fund         Fund
                                                                                   (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                                                 -----------  -----------  -----------  -----------
Investment income:
   Dividends                                                                     $ 1,388,987  $     1,815  $   123,824  $   670,881
                                                                                 -----------  -----------  -----------  -----------

Expenses:
   Charges for distribution, mortality and expense risk                             (506,348)     (23,196)    (129,694)    (181,975)
                                                                                 -----------  -----------  -----------  -----------

Net investment income (loss)                                                         882,639      (21,381)      (5,870)     488,906
                                                                                 -----------  -----------  -----------  -----------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                       8,015,208      278,229      819,805    1,051,664
   Cost of shares sold                                                            (7,524,543)    (242,308)    (701,402)  (1,066,467)
                                                                                 -----------  -----------  -----------  -----------

Net realized gains (losses) from securities transactions                             490,665       35,921      118,403      (14,803)
Realized gain distributions                                                           19,291            0            0        6,545
                                                                                 -----------  -----------  -----------  -----------

Net realized gains (losses)                                                          509,956       35,921      118,403       (8,258)
                                                                                 -----------  -----------  -----------  -----------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                             2,557,128      294,262    1,385,350      (89,358)
   End of period                                                                   2,868,666      330,674    2,113,614      (98,906)
                                                                                 -----------  -----------  -----------  -----------

Change in net unrealized appreciation
  (depreciation) of investments                                                      311,538       36,412      728,264       (9,548)
                                                                                 -----------  -----------  -----------  -----------

Increase (decrease) in net assets from operations                                $ 1,704,133  $    50,952  $   840,797  $   471,100
                                                                                 ===========  ===========  ===========  ===========


                                                                               International      Mid Cap        Money
                                                                                      Growth        Stock       Market         REIT
                                                                                        Fund         Fund         Fund         Fund
                                                                                   (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                                               -------------  -----------  -----------  -----------
Investment income:
   Dividends                                                                   $      27,662  $   107,556  $   158,973  $    33,751
                                                                               -------------  -----------  -----------  -----------

Expenses:
   Charges for distribution, mortality and expense risk                              (29,058)     (95,317)     (53,633)     (20,209)
                                                                               -------------  -----------  -----------  -----------

Net investment income (loss)                                                          (1,396)      12,239      105,340       13,542
                                                                               -------------  -----------  -----------  -----------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                         116,757      742,671    5,490,443      195,175
   Cost of shares sold                                                              (102,378)    (616,436)  (5,490,443)    (170,732)
                                                                               -------------  -----------  -----------  -----------

Net realized gains (losses) from securities transactions                              14,379      126,235            0       24,443
Realized gain distributions                                                                0      653,503            0      111,087
                                                                               -------------  -----------  -----------  -----------

Net realized gains (losses)                                                           14,379      779,738            0      135,530
                                                                               -------------  -----------  -----------  -----------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                               184,779    1,141,304            0      105,480
   End of period                                                                     578,745    1,280,208            0      339,407
                                                                               -------------  -----------  -----------  -----------

Change in net unrealized appreciation
  (depreciation) of investments                                                      393,966      138,904            0      233,927
                                                                               -------------  -----------  -----------  -----------

Increase (decrease) in net assets from operations                              $     406,949  $   930,881  $   105,340  $   382,999
                                                                               =============  ===========  ===========  ===========


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                               Short Term         Small         Small     Strategic
                                                                                   Income    Cap Growth     Cap Value        Growth
                                                                                     Fund          Fund          Fund     Portfolio
                                                                                (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                                               ----------  ------------  ------------  ------------
Investment income:
   Dividends                                                                   $  158,954  $          0  $      1,424  $    236,212
                                                                               ----------  ------------  ------------  ------------

Expenses:
   Charges for distribution, mortality and expense risk                           (49,592)      (27,322)       (1,835)     (334,891)
                                                                               ----------  ------------  ------------  ------------

Net investment income (loss)                                                      109,362       (27,322)         (411)      (98,679)
                                                                               ----------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                      600,681       219,103        15,979     2,575,992
   Cost of shares sold                                                           (624,213)     (195,120)      (15,835)   (2,051,609)
                                                                               ----------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions                          (23,532)       23,983           144       524,383
Realized gain distributions                                                             0             0        12,261             0
                                                                               ----------  ------------  ------------  ------------

Net realized gains (losses)                                                       (23,532)       23,983        12,405       524,383
                                                                               ----------  ------------  ------------  ------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                           (100,839)      261,553         1,552     4,529,108
   End of period                                                                  (86,408)      352,806         7,040     6,561,001
                                                                               ----------  ------------  ------------  ------------

Change in net unrealized appreciation
  (depreciation) of investments                                                    14,431        91,253         5,488     2,031,893
                                                                               ----------  ------------  ------------  ------------

Increase (decrease) in net assets from operations                              $  100,261  $     87,914  $     17,482  $  2,457,597
                                                                               ==========  ============  ============  ============


                                                                                     U.S.
                                                                               Government   West Coast                 Conservative
                                                                               Securities    Equity          Balanced      Balanced
                                                                                     Fund       Fund        Portfolio     Portfolio
                                                                                (Class 1)     (Class 1)     (Class 2)     (Class 2)
                                                                             ------------  ------------  ------------  ------------
Investment income:
   Dividends                                                                 $    569,207  $    116,458  $  3,171,821  $    622,528
                                                                             ------------  ------------  ------------  ------------

Expenses:
   Charges for distribution, mortality and expense risk                          (178,807)     (345,779)   (2,603,218)     (386,266)
                                                                             ------------  ------------  ------------  ------------

Net investment income (loss)                                                      390,400      (229,321)      568,603       236,262
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                    3,045,483     1,050,957    28,641,006     6,711,911
   Cost of shares sold                                                         (3,149,881)     (869,240)  (24,876,767)   (6,300,750)
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions                         (104,398)      181,717     3,764,239       411,161
Realized gain distributions                                                             0       457,801             0        66,917
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses)                                                      (104,398)      639,518     3,764,239       478,078
                                                                             ------------  ------------  ------------  ------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                           (404,172)    4,432,536    19,830,625     1,492,218
   End of period                                                                 (343,382)    6,476,070    28,917,287     2,340,163
                                                                             ------------  ------------  ------------  ------------

Change in net unrealized appreciation
  (depreciation) of investments                                                    60,790     2,043,534     9,086,662       847,945
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from operations                            $    346,792  $  2,453,731  $ 13,419,504  $  1,562,285
                                                                             ============  ============  ============  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                               Conservative        Equity      Flexible
                                                                                     Growth        Income        Income      Growth
                                                                                  Portfolio          Fund     Portfolio        Fund
                                                                                  (Class 2)     (Class 2)     (Class 2)   (Class 2)
                                                                               ------------  ------------  ------------  ----------
Investment income:
   Dividends                                                                   $    973,245  $    636,008  $  2,466,882  $        0
                                                                               ------------  ------------  ------------  ----------

Expenses:
   Charges for distribution, mortality and expense risk                          (1,120,346)     (657,447)     (998,570)    (16,371)
                                                                               ------------  ------------  ------------  ----------

Net investment income (loss)                                                       (147,101)      (21,439)    1,468,312     (16,371)
                                                                               ------------  ------------  ------------  ----------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                     11,694,738     4,858,204    23,998,483     358,133
   Cost of shares sold                                                           (9,960,675)   (4,225,489)  (23,046,334)   (308,017)
                                                                               ------------  ------------  ------------  ----------

Net realized gains (losses) from securities transactions                          1,734,063       632,715       952,149      50,116
Realized gain distributions                                                               0     2,049,836        36,546           0
                                                                               ------------  ------------  ------------  ----------

Net realized gains (losses)                                                       1,734,063     2,682,551       988,695      50,116
                                                                               ------------  ------------  ------------  ----------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                            9,485,847     4,882,015     3,168,199     192,617
   End of period                                                                 14,861,439     8,472,184     3,594,852     183,875
                                                                               ------------  ------------  ------------  ----------

Change in net unrealized appreciation
  (depreciation) of investments                                                   5,375,592     3,590,169       426,653      (8,742)
                                                                               ------------  ------------  ------------  ----------

Increase (decrease) in net assets from operations                              $  6,962,554  $  6,251,281  $  2,883,660  $   25,003
                                                                               ============  ============  ============  ==========


                                                                                 Growth &                International      Mid Cap
                                                                                   Income        Income         Growth        Stock
                                                                                     Fund          Fund           Fund         Fund
                                                                                (Class 2)     (Class 2)      (Class 2)    (Class 2)
                                                                             ------------  ------------  -------------  -----------
Investment income:
   Dividends                                                                 $     40,150  $    934,041  $     46,287  $     52,379
                                                                             ------------  ------------  ------------  ------------

Expenses:
   Charges for distribution, mortality and expense risk                           (53,621)     (275,182)      (45,895)      (55,553)
                                                                             ------------  ------------  ------------  ------------

Net investment income (loss)                                                      (13,471)      658,859           392        (3,174)
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                    1,173,373     7,955,106       222,986       961,363
   Cost of shares sold                                                         (1,028,197)   (8,192,156)     (215,575)     (861,498)
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions                          145,176      (237,050)        7,411        99,865
Realized gain distributions                                                             0         9,646             0       355,365
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses)                                                       145,176      (227,404)        7,411       455,230
                                                                             ------------  ------------  ------------  ------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                            432,362      (346,829)      154,227       509,239
   End of period                                                                  631,498      (303,152)      625,840       539,214
                                                                             ------------  ------------  ------------  ------------

Change in net unrealized appreciation
  (depreciation) of investments                                                   199,136        43,677       471,613        29,975
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from operations                            $    330,841  $    475,132  $    479,416  $    482,031
                                                                             ============  ============  ============  ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)

                                                                              Money                      Short Term            Small
                                                                             Market            REIT          Income       Cap Growth
                                                                               Fund            Fund            Fund             Fund
                                                                          (Class 2)       (Class 2)       (Class 2)        (Class 2)
                                                                       ------------    ------------    ------------    -------------
Investment income:
    Dividends                                                          $    148,388    $     29,806    $    177,932    $          0
                                                                       ------------    ------------    ------------    ------------

Expenses:
    Charges for distribution, mortality and expense risk                    (58,637)        (23,357)        (65,736)        (17,263)
                                                                       ------------    ------------    ------------    ------------

Net investment income (loss)                                                 89,751           6,449         112,196         (17,263)
                                                                       ------------    ------------    ------------    ------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                            10,031,040         265,489       2,774,822         379,075
    Cost of shares sold                                                 (10,031,040)       (244,509)     (2,876,329)       (345,051)
                                                                       ------------    ------------    ------------    ------------

Net realized gains (losses) from securities transactions                          0          20,980        (101,507)         34,024
Realized gain distributions                                                       0         104,477               0               0
                                                                       ------------    ------------    ------------    ------------

Net realized gains (losses)                                                       0         125,457        (101,507)         34,024
                                                                       ------------    ------------    ------------    ------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                           0          45,161        (164,392)        103,410
    End of period                                                                 0         320,947         (78,751)        126,945
                                                                       ------------    ------------    ------------    ------------

Change in net unrealized appreciation
    (depreciation) of investments                                                 0         275,786          85,641          23,535
                                                                       ------------    ------------    ------------    ------------

Increase (decrease) in net assets from operations                      $     89,751    $    407,692    $     96,330    $     40,296
                                                                       ============    ============    ============    ============

                                                                              Small      Strategic              U.S.      West Coast
                                                                          Cap Value         Growth        Government          Equity
                                                                               Fund      Portfolio   Securities Fund            Fund
                                                                          (Class 2)      (Class 2)         (Class 2)       (Class 2)
                                                                       ------------   ------------   ---------------   -------------
Investment income:

    Dividends                                                          $     1,467    $   223,935    $      293,056    $     37,515
                                                                       -----------    -----------    --------------    ------------

Expenses:
    Charges for distribution, mortality and expense risk                    (2,214)      (403,035)         (105,839)       (191,406)
                                                                       -----------    -----------    --------------    ------------

Net investment income (loss)                                                  (747)      (179,100)          187,217        (153,891)
                                                                       -----------    -----------    --------------    ------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                               30,249      3,892,217         4,417,728       2,266,504
    Cost of shares sold                                                    (32,621)    (3,390,396)       (4,610,189)     (1,892,011)
                                                                       -----------    -----------    --------------    ------------

Net realized gains (losses) from securities transactions                    (2,372)       501,821          (192,461)        374,493
Realized gain distributions                                                 12,717              0                 0         225,091
                                                                       -----------    -----------    --------------    ------------

Net realized gains (losses)                                                 10,345        501,821          (192,461)        599,584
                                                                       -----------    -----------    --------------    ------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                        (68)     2,996,182          (263,861)      2,007,429
    End of period                                                            9,798      5,348,143          (143,415)      2,773,133
                                                                       -----------    -----------    --------------    ------------

Change in net unrealized appreciation
    (depreciation) of investments                                            9,866      2,351,961           120,446         765,704
                                                                       -----------    -----------    --------------    ------------

Increase (decrease) in net assets from operations                      $    19,464    $ 2,674,682    $      115,202    $  1,211,397
                                                                       ===========    ===========    ==============    ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)


                                                                              Columbia       Columbia       Columbia
                                                                                 Asset          Large          Small        Columbia
                                                                            Allocation      Cap Value        Company      High Yield
                                                                                 Fund,          Fund,   Growth Fund,           Fund,
                                                                              Variable       Variable       Variable        Variable
                                                                                Series         Series         Series          Series
                                                                             (Class A)      (Class A)      (Class A)       (Class A)
                                                                          ------------   ------------   ------------   -------------
Investment income:
    Dividends                                                             $    63,475    $   223,284    $         0    $   742,844
                                                                          -----------    -----------    -----------    -----------

Expenses:
    Charges for distribution, mortality and expense risk                      (21,253)      (111,368)       (63,462)      (482,684)
                                                                          -----------    -----------    -----------    -----------

Net investment income (loss)                                                   42,222        111,916        (63,462)       260,160
                                                                          -----------    -----------    -----------    -----------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                                 186,063      1,433,954        776,257      7,657,080
    Cost of shares sold                                                      (174,036)    (1,264,126)      (662,050)    (7,251,541)
                                                                          -----------    -----------    -----------    -----------

Net realized gains (losses) from securities transactions                       12,027        169,828        114,207        405,539
Realized gain distributions                                                   159,871        641,148        796,330        252,630
                                                                          -----------    -----------    -----------    -----------

Net realized gains (losses)                                                   171,898        810,976        910,537        658,169
                                                                          -----------    -----------    -----------    -----------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                       207,440      1,221,526        915,182      1,229,208
    End of period                                                              92,030      1,385,858        479,579      2,993,820
                                                                          -----------    -----------    -----------    -----------

Change in net unrealized appreciation
    (depreciation) of investments                                            (115,410)       164,332       (435,603)     1,764,612
                                                                          -----------    -----------    -----------    -----------

Increase (decrease) in net assets from operations                         $    98,710    $ 1,087,224    $   411,472    $ 2,682,941
                                                                          ===========    ===========    ===========    ===========

                                                                      Columbia          Columbia          Columbia          Columbia
                                                                       Marsico           Marsico           Marsico           Mid Cap
                                                                       Focused            Growth      21st Century            Growth
                                                                Equities Fund,             Fund,             Fund,             Fund,
                                                               Variable Series   Variable Series   Variable Series   Variable Series
                                                                     (Class A)         (Class A)         (Class A)         (Class A)
                                                               ---------------   ---------------   ---------------   ---------------
Investment income:
    Dividends                                                  $            0    $            0    $        3,361    $            0
                                                               --------------    --------------    --------------    --------------

Expenses:
    Charges for distribution, mortality and expense risk           (1,100,964)         (100,306)          (28,392)          (33,020)
                                                               --------------    --------------    --------------    --------------

Net investment income (loss)                                       (1,100,964)         (100,306)          (25,031)          (33,020)
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                       8,540,565         1,306,835           209,338           296,841
    Cost of shares sold                                            (6,787,679)       (1,126,108)         (171,186)         (247,296)
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions            1,752,886           180,727            38,152            49,545
Realized gain distributions                                                 0                 0            61,271           101,350
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses)                                         1,752,886           180,727            99,423           150,895
                                                               --------------    --------------    --------------    --------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                            12,479,807         1,322,482           431,576           281,607
    End of period                                                  16,684,974         1,519,574           655,566           463,620
                                                               --------------    --------------    --------------    --------------

Change in net unrealized appreciation
    (depreciation) of investments                                   4,205,167           197,092           223,990           182,013
                                                               --------------    --------------    --------------    --------------

Increase (decrease) in net assets from operations              $    4,857,089    $      277,513    $      298,382    $      299,888
                                                               ==============    ==============    ==============    ==============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)


                                                                        Columbia
                                                                         Marsico
                                                                   International
                                                                   Opportunities             Asset          Global
                                                                           Fund,        Allocation          Growth            Growth
                                                                 Variable Series              Fund            Fund              Fund
                                                                       (Class B)         (Class 2)       (Class 2)         (Class 2)
                                                                  --------------    --------------   -------------   ---------------
Investment income:
    Dividends                                                    $       21,194     $   3,148,576    $  3,471,766    $    5,943,937
                                                                 --------------     -------------    ------------    --------------

Expenses:
    Charges for distribution, mortality and expense risk               (112,935)       (2,136,575)     (6,396,744)      (10,861,291)
                                                                 --------------     -------------    ------------    --------------

Net investment income (loss)                                            (91,741)        1,012,001      (2,924,978)       (4,917,354)
                                                                 --------------     -------------    ------------    --------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                         1,533,904        12,518,643      25,892,206        55,405,477
    Cost of shares sold                                              (1,161,182)      (10,225,666)    (20,406,150)      (44,004,172)
                                                                 --------------     -------------    ------------    --------------

Net realized gains (losses) from securities transactions                372,722         2,292,977       5,486,056        11,401,305
Realized gain distributions                                             223,721         1,804,093               0         4,243,493
                                                                 --------------     -------------    ------------    --------------

Net realized gains (losses)                                             596,443         4,097,070       5,486,056        15,644,798
                                                                 --------------     -------------    ------------    --------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                               1,745,243        19,194,124      60,387,208       128,831,047
    End of period                                                     2,647,275        31,031,904     129,525,813       176,233,451
                                                                 --------------     -------------    ------------    --------------

Change in net unrealized appreciation
    (depreciation) of investments                                       902,032        11,837,780      69,138,605        47,402,404
                                                                 --------------     -------------    ------------    --------------

Increase (decrease) in net assets from operations                $    1,406,734     $  16,946,851    $ 71,699,683    $   58,129,848
                                                                 ==============     =============    ============    ==============

                                                                          Growth             Asset            Cash
                                                                          Income        Allocation      Management            Growth
                                                                            Fund              Fund            Fund              Fund
                                                                       (Class 2)         (Class 3)       (Class 3)         (Class 3)
                                                                   -------------    --------------   -------------   ---------------
Investment income:
    Dividends                                                      $  11,300,642    $   1,651,328    $     377,588    $   3,616,144
                                                                   -------------    -------------    -------------    -------------

Expenses:
    Charges for distribution, mortality and expense risk             (10,588,303)      (1,000,183)        (227,525)      (6,134,769)
                                                                   -------------    -------------    -------------    -------------

Net investment income (loss)                                             712,339          651,145          150,063       (2,518,625)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                         53,352,700       13,888,055       21,674,321       96,666,987
    Cost of shares sold                                              (45,011,150)     (13,283,498)     (21,425,548)     (94,741,040)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions               8,341,550          604,557          248,773        1,925,947
Realized gain distributions                                           15,780,953        1,003,662                0        2,907,952
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses)                                           24,122,503        1,608,219          248,773        4,833,899
                                                                   -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                               80,548,453       (1,186,137)         169,701       (5,671,342)
    End of period                                                    143,255,371        6,107,324          340,198       31,117,347
                                                                   -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                     62,706,918        7,293,461          170,497       36,788,689
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations                  $  87,541,760    $   9,552,825    $     569,333    $  39,103,963
                                                                   =============    =============    =============    =============


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)

                                                                                                                                U.S.
                                                                                                                         Government/
                                                                       Growth-       High-Income                           AAA-Rated
                                                                        Income              Bond     International        Securities
                                                                          Fund              Fund              Fund              Fund
                                                                     (Class 3)         (Class 3)         (Class 3)         (Class 3)
                                                               ---------------   ---------------   ---------------   ---------------
Investment income:
    Dividends                                                  $    6,933,881    $    2,047,053    $    1,877,830    $    1,244,651
                                                               --------------    --------------    --------------    --------------

Expenses:
    Charges for distribution, mortality and expense risk           (5,956,535)         (455,140)       (1,513,764)         (437,157)
                                                               --------------    --------------    --------------    --------------

Net investment income (loss)                                          977,346         1,591,913           364,066           807,494
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                      77,866,260         9,602,408        18,680,435        10,261,490
    Cost of shares sold                                           (79,313,775)      (10,919,251)      (16,572,756)      (11,295,450)
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions           (1,447,515)       (1,316,843)        2,107,679        (1,033,960)
Realized gain distributions                                        10,808,590                 0         1,053,317                 0
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses)                                         9,361,075        (1,316,843)        3,160,996        (1,033,960)
                                                               --------------    --------------    --------------    --------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                           (30,224,952)       (6,178,597)        6,426,195        (3,681,870)
    End of period                                                  18,463,792        (3,354,153)       21,493,635        (2,727,397)
                                                               --------------    --------------    --------------    --------------

Change in net unrealized appreciation
    (depreciation) of investments                                  48,688,744         2,824,444        15,067,440           954,473
                                                               --------------    --------------    --------------    --------------

Increase (decrease) in net assets from operations              $   59,027,165    $    3,099,514    $   18,592,502    $      728,007
                                                               ==============    ==============    ==============    ==============

                                                                        Growth           Mid Cap              BB&T
                                                                    and Income             Value   Capital Manager              BB&T
                                                                     Portfolio         Portfolio        Equity VIF     Large Cap VIF
                                                                    (Class VC)        (Class VC)         Portfolio         Portfolio
                                                               ---------------   ---------------   ---------------   ---------------
Investment income:
    Dividends                                                  $    2,911,454    $      476,600    $       24,052    $        8,768
                                                               --------------    --------------    --------------    --------------


Expenses:
    Charges for distribution, mortality and expense risk           (3,322,573)       (1,605,438)          (28,688)          (12,491)
                                                               --------------    --------------    --------------    --------------

Net investment income (loss)                                         (411,119)       (1,128,838)           (4,636)           (3,723)
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                      23,703,412        28,785,764           246,287            26,058
    Cost of shares sold                                           (20,761,325)      (24,069,585)         (242,552)          (24,736)
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions            2,942,087         4,716,179             3,735             1,322
Realized gain distributions                                         7,801,798         7,426,005            78,746                 0
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses)                                        10,743,885        12,142,184            82,481             1,322
                                                               --------------    --------------    --------------    --------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                            16,273,394        17,729,256              (450)           (1,758)
    End of period                                                  36,946,253        16,499,282           200,268           169,457
                                                               --------------    --------------    --------------    --------------

Change in net unrealized appreciation
    (depreciation) of investments                                  20,672,859        (1,229,974)          200,718           171,215
                                                               --------------    --------------    --------------    --------------

Increase (decrease) in net assets from operations              $   31,005,625    $    9,783,372    $      278,563    $      168,814
                                                               ==============    ==============    ==============    ==============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)

                                                                                                                BB&T
                                                                                  BB&T           BB&T         Special           BB&T
                                                                             Large Cap        Mid Cap   Opportunities   Total Return
                                                                            Growth VIF     Growth VIF      Equity VIF       Bond VIF
                                                                             Portfolio      Portfolio       Portfolio      Portfolio
                                                                          ------------   ------------   -------------   ------------
Investment income:
    Dividends                                                             $       639    $     1,992    $        852    $    63,845
                                                                          -----------    -----------    ------------    -----------

Expenses:
    Charges for distribution, mortality and expense risk                       (1,684)       (18,293)        (25,540)       (22,360)
                                                                          -----------    -----------    ------------    -----------

Net investment income (loss)                                                   (1,045)       (16,301)        (24,688)        41,485
                                                                          -----------    -----------    ------------    -----------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                                  22,731        125,934         213,803         33,894
    Cost of shares sold                                                       (22,240)      (129,724)       (200,694)       (33,999)
                                                                          -----------    -----------    ------------    -----------

Net realized gains (losses) from securities transactions                          491         (3,790)         13,109           (105)
Realized gain distributions                                                       205         78,095          84,209              0
                                                                          -----------    -----------    ------------    -----------

Net realized gains (losses)                                                       696         74,305          97,318           (105)
                                                                          -----------    -----------    ------------    -----------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                          (256)           275           1,258            456
    End of period                                                              10,167        (31,455)        298,179         11,886
                                                                          -----------    -----------    ------------    -----------

Change in net unrealized appreciation
    (depreciation) of investments                                              10,423        (31,730)        296,921         11,430
                                                                          -----------    -----------    ------------    -----------

Increase (decrease) in net assets from operations                         $    10,074    $    26,274    $    369,551    $    52,810
                                                                          ===========    ===========    ============    ===========


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006

                                                                                                         Government
                                                                            Asset          Capital              and
                                                                       Allocation     Appreciation     Quality Bond           Growth
                                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $   4,746,725    $  (9,827,390)   $   5,697,655    $  (2,787,677)


    Net realized gains (losses)                                        7,583,681        5,003,751         (838,320)      25,266,895
    Change in net unrealized appreciation
        (depreciation) of investments                                 14,453,916       69,262,196         (608,149)       9,855,289
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from operations             26,784,322       64,438,557        4,251,186       32,334,507
                                                                   -------------    -------------    -------------    -------------

From capital transactions:
    Net proceeds from units sold                                       2,024,766        3,762,594        2,328,893        1,492,696
    Cost of units redeemed                                           (62,024,631)    (126,398,361)     (62,892,978)     (53,697,056)
    Net transfers                                                     (9,561,429)     (30,341,039)       1,884,705      (16,031,217)
    Contract maintenance charge                                         (112,924)        (288,831)         (94,112)        (111,358)
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from capital
    transactions                                                     (69,674,218)    (153,265,637)     (58,773,492)     (68,346,935)
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets                                    (42,889,896)     (88,827,080)     (54,522,306)     (36,012,428)
Net assets at beginning of period                                    321,733,604      757,649,565      313,817,725      322,928,294
                                                                   -------------    -------------    -------------    -------------
Net assets at end of period                                        $ 278,843,708    $ 668,822,485    $ 259,295,419    $ 286,915,866
                                                                   =============    =============    =============    =============


ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                            84,814           90,465          137,285           48,998
    Units redeemed                                                    (2,599,860)      (3,103,036)      (3,696,714)      (1,679,736)
    Units transferred                                                   (405,316)        (739,588)         106,622         (508,452)
                                                                   -------------    -------------    -------------    -------------
Increase (decrease) in units outstanding                              (2,920,362)      (3,752,159)      (3,452,807)      (2,139,190)
Beginning units                                                       13,938,800       19,508,840       18,471,409       10,505,079
                                                                   -------------    -------------    -------------    -------------
Ending units                                                          11,018,438       15,756,681       15,018,602        8,365,889
                                                                   =============    =============    =============    =============

                                                                                                                          Government
                                                                          Natural            Asset          Capital              and
                                                                        Resources       Allocation     Appreciation     Quality Bond
                                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 1)        (Class 2)        (Class 2)        (Class 2)
                                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $  (1,699,752)   $     258,935    $  (1,908,786)   $   2,274,704

    Net realized gains (losses)                                       27,918,135          408,870        5,806,861         (736,737)
    Change in net unrealized appreciation
        (depreciation) of investments                                 11,560,568          902,213        7,394,163          180,621
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from operations             37,778,951        1,570,018       11,292,238        1,718,588
                                                                   -------------    -------------    -------------    -------------

From capital transactions:
    Net proceeds from units sold                                       1,786,614          139,110        3,676,777        1,502,910
    Cost of units redeemed                                           (32,660,245)      (1,220,099)     (14,575,014)     (13,424,761)
    Net transfers                                                     (2,154,579)        (235,809)        (669,583)       2,569,130
    Contract maintenance charge                                          (55,917)          (2,822)         (20,313)         (17,726)
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from capital
    transactions                                                     (33,084,127)      (1,319,620)     (11,588,133)      (9,370,447)
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets                                      4,694,824          250,398         (295,895)      (7,651,859)
Net assets at beginning of period                                    179,488,507       17,640,251      125,735,996      124,714,245
                                                                   -------------    -------------    -------------    -------------
Net assets at end of period                                        $ 184,183,331    $  17,890,649    $ 125,440,101    $ 117,062,386
                                                                   =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                            40,121            5,717           89,755           88,943
    Units redeemed                                                      (722,584)         (52,158)        (355,575)        (793,302)
    Units transferred                                                    (72,995)          (9,829)         (19,487)         148,386
                                                                   -------------    -------------    -------------    -------------
Increase (decrease) in units outstanding                                (755,458)         (56,270)        (285,307)        (555,973)
Beginning units                                                        4,551,838          771,375        3,183,176        7,329,772
                                                                   -------------    -------------    -------------    -------------
Ending units                                                           3,796,380          715,105        2,897,869        6,773,799
                                                                   =============    =============    =============    =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)

                                                                                           Natural            Asset          Capital
                                                                           Growth        Resources       Allocation     Appreciation
                                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 2)        (Class 2)        (Class 3)        (Class 3)
                                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    (813,094)   $    (407,193)   $     400,729    $  (5,206,768)

    Net realized gains (losses)                                        8,702,500        4,666,624          209,227        1,899,015
    Change in net unrealized appreciation
        (depreciation) of investments                                    185,512        3,068,993        1,557,868       34,074,780
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from operations              8,074,918        7,328,424        2,167,824       30,767,027
                                                                   -------------    -------------    -------------    -------------

From capital transactions:
    Net proceeds from units sold                                       1,156,087          399,884        5,085,037       87,517,349
    Cost of units redeemed                                            (7,049,131)      (3,690,224)      (1,888,243)     (18,857,491)
    Net transfers                                                     (2,304,984)       1,455,039        5,740,977       36,327,915
    Contract maintenance charge                                          (11,471)          (5,330)          (2,334)         (43,765)
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from capital
    transactions                                                      (8,209,499)      (1,840,631)       8,935,437      104,944,008
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets                                       (134,581)       5,487,793       11,103,261      135,711,035
Net assets at beginning of period                                     76,357,097       33,185,413       17,058,830      262,830,722
                                                                   -------------    -------------    -------------    -------------
Net assets at end of period                                        $  76,222,516    $  38,673,206    $  28,162,091    $ 398,541,757
                                                                   =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                            37,006            9,266          217,331        2,177,401
    Units redeemed                                                      (223,024)         (83,201)         (80,542)        (464,585)
    Units transferred                                                    (73,250)          30,922          247,188          894,257
                                                                   -------------    -------------    -------------    -------------
Increase (decrease) in units outstanding                                (259,268)         (43,013)         383,977        2,607,073
Beginning units                                                        2,499,894          847,774          750,594        6,681,856
                                                                   -------------    -------------    -------------    -------------
Ending units                                                           2,240,626          804,761        1,134,571        9,288,929
                                                                   =============    =============    =============    =============

                                                                       Government
                                                                              and                           Natural       Aggressive
                                                                     Quality Bond           Growth        Resources           Growth
                                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 3)        (Class 3)        (Class 3)        (Class 1)
                                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $   6,951,095    $  (2,023,074)   $    (986,004)   $  (1,551,368)

    Net realized gains (losses)                                         (496,608)      17,100,508        5,194,379       (1,729,262)
    Change in net unrealized appreciation
        (depreciation) of investments                                   (612,556)       3,389,515       11,909,733       15,012,274
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from operations              5,841,931       18,466,949       16,118,108       11,731,644
                                                                   -------------    -------------    -------------    -------------

From capital transactions:
    Net proceeds from units sold                                      77,597,221       27,629,665       34,706,819        1,079,808
    Cost of units redeemed                                           (26,088,137)     (10,885,647)      (5,847,742)     (19,837,278)
    Net transfers                                                     50,070,530        9,719,552       13,904,807      (10,963,799)
    Contract maintenance charge                                          (45,675)         (27,593)          (9,407)         (60,637)
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from capital
    transactions                                                     101,533,939       26,435,977       42,754,477      (29,781,906)
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets                                    107,375,870       44,902,926       58,872,585      (18,050,262)
Net assets at beginning of period                                    292,427,365      146,367,054       57,999,175      121,925,535
                                                                   -------------    -------------    -------------    -------------
Net assets at end of period                                        $ 399,803,235    $ 191,269,980    $ 116,871,760    $ 103,875,273
                                                                   =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                         4,637,913          885,896          794,531           66,687
    Units redeemed                                                    (1,552,747)        (344,777)        (130,583)      (1,211,135)
    Units transferred                                                  2,958,114          309,650          308,824         (684,192)
                                                                   -------------    -------------    -------------    -------------
Increase (decrease) in units outstanding                               6,043,280          850,769          972,772       (1,828,640)
Beginning units                                                       17,250,525        4,809,610        1,488,282        7,756,045
                                                                   -------------    -------------    -------------    -------------
Ending units                                                          23,293,805        5,660,379        2,461,054        5,927,405
                                                                   =============    =============    =============    =============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                   Alliance         Blue Chip               Cash          Corporate
                                                                     Growth            Growth         Management               Bond
                                                                  Portfolio         Portfolio          Portfolio          Portfolio
                                                                  (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                              ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $  (8,178,381)     $   (249,192)     $   1,488,450      $   4,423,107

    Net realized gains (losses)                                 (36,294,663)          151,712          2,550,155            814,524
    Change in net unrealized appreciation
        (depreciation) of investments                            36,410,658         1,011,800            470,047          1,334,794
                                                              -------------      ------------      -------------      -------------

        Increase (decrease) in net assets from                   (8,062,386)          914,320          4,508,652          6,572,425
         operations                                           -------------      ------------      -------------      -------------

From capital transactions:
    Net proceeds from units sold                                  3,626,190           129,894          3,037,324          1,341,589
    Cost of units redeemed                                     (110,797,424)       (2,934,590)      (109,082,191)       (32,285,024)
    Net transfers                                               (50,033,513)       (4,892,259)       107,799,196          5,800,907
    Contract maintenance charge                                    (333,233)           (7,563)           (66,009)           (48,886)
                                                              -------------      ------------      -------------      -------------
        Increase (decrease) in net assets from
         capital transactions                                  (157,537,980)       (7,704,518)         1,688,320        (25,191,414)
                                                              -------------      ------------      -------------      -------------

Increase (decrease) in net assets                              (165,600,366)       (6,790,198)         6,196,972        (18,618,989)
Net assets at beginning of period                               677,466,507        24,055,659        121,430,235        174,651,502
                                                              -------------      ------------      -------------      -------------
Net assets at end of period                                   $ 511,866,141      $ 17,265,461      $ 127,627,207      $ 156,032,513
                                                              =============      ============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      113,336            20,456            231,098             77,372
    Units redeemed                                               (3,428,235)         (480,892)        (8,288,497)        (1,854,542)
    Units transferred                                            (1,545,907)         (794,957)         8,244,396            326,203
                                                              -------------      ------------      -------------      -------------
Increase (decrease) in units outstanding                         (4,860,806)       (1,255,393)           186,997         (1,450,967)
Beginning units                                                  20,472,605         3,948,546          9,367,344         10,147,415
                                                              -------------      ------------      -------------      -------------
Ending units                                                     15,611,799         2,693,153          9,554,341          8,696,448
                                                              =============      ============      =============      =============

                                                                      Davis                                               Federated
                                                                    Venture         "Dogs" of           Emerging           American
                                                                      Value       Wall Street            Markets            Leaders
                                                                  Portfolio         Portfolio          Portfolio          Portfolio
                                                                  (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                            $    (7,829,926)     $    523,976      $    (756,440)     $      (6,664)

    Net realized gains (losses)                                  84,727,807         3,421,645         35,329,320          6,361,678
    Change in net unrealized appreciation
        (depreciation) of investments                            99,552,094         5,770,854         (4,882,176)         8,982,494
                                                            ---------------      ------------      -------------      -------------
        Increase (decrease) in net assets from                  176,449,975         9,716,475         29,690,704         15,337,508
         operations                                         ---------------      ------------      -------------      -------------

From capital transactions:
    Net proceeds from units sold                                  6,455,272           444,334            619,538            520,498
    Cost of units redeemed                                     (266,249,270)      (12,877,212)       (21,213,094)       (23,776,368)
    Net transfers                                               (39,930,030)          903,435         (3,567,957)        (9,753,463)
    Contract maintenance charge                                    (565,803)          (23,975)           (43,699)           (47,967)
                                                            ---------------      ------------      -------------      -------------
        Increase (decrease) in net assets from
         capital transactions                                  (300,289,831)      (11,553,418)       (24,205,212)       (33,057,300)
                                                            ---------------      ------------      -------------      -------------

Increase (decrease) in net assets                              (123,839,856)       (1,836,943)         5,485,492        (17,719,792)
Net assets at beginning of period                             1,496,562,341        55,512,513        121,396,530        125,937,063
                                                            ---------------      ------------      -------------      -------------
Net assets at end of period                                 $ 1,372,722,485      $ 53,675,570      $ 126,882,022      $ 108,217,271
                                                            ===============      ============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      181,256            38,536             37,616             28,052
    Units redeemed                                               (7,456,845)       (1,089,682)        (1,279,471)        (1,259,186)
    Units transferred                                            (1,119,623)           68,933           (311,582)          (520,077)
                                                            ---------------      ------------      -------------      -------------
Increase (decrease) in units outstanding                         (8,395,212)         (982,213)        (1,553,437)        (1,751,211)
Beginning units                                                  43,943,760         5,091,088          8,139,591          6,941,211
                                                            ---------------      ------------      -------------      -------------
Ending units                                                     35,548,548         4,108,875          6,586,154          5,190,000
                                                            ===============      ============      =============      =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                                        Goldman
                                                                  Global              Global              Sachs             Growth-
                                                                    Bond            Equities           Research              Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                               (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                            $  5,234,423       $  (1,121,530)      $   (172,898)      $  (4,120,455)

    Net realized gains (losses)                                2,005,128           5,134,732            439,613          11,756,999
    Change in net unrealized appreciation
        (depreciation) of investments                         (5,664,664)         30,776,673          1,651,899          18,078,444
                                                            ------------       -------------       ------------       -------------
        Increase (decrease) in net assets from
         operations                                            1,574,887          34,789,875          1,918,614          25,714,988
                                                            ------------       -------------       ------------       -------------

From capital transactions:
    Net proceeds from units sold                                 413,039             817,851             59,095           3,151,538
    Cost of units redeemed                                   (14,390,556)        (32,808,037)        (2,233,966)        (99,028,824)
    Net transfers                                              1,082,151          (2,195,398)          (182,637)        (41,296,226)
    Contract maintenance charge                                  (20,287)            (73,984)            (4,610)           (224,560)
                                                            ------------       -------------       ------------       -------------
        Increase (decrease) in net assets from
         capital transactions                                (12,915,653)        (34,259,568)        (2,362,118)       (137,398,072)
                                                            ------------       -------------       ------------       -------------

Increase (decrease) in net assets                            (11,340,766)            530,307           (443,504)       (111,683,084)
Net assets at beginning of period                             77,386,541         176,433,813         14,900,856         560,747,209
                                                            ------------       -------------       ------------       -------------
Net assets at end of period                                 $ 66,045,775       $ 176,964,120       $ 14,457,352       $ 449,064,125
                                                            ============       =============       ============       =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                    23,371              38,053              8,015             102,522
    Units redeemed                                              (814,015)         (1,530,079)          (296,580)         (3,297,804)
    Units transferred                                             66,156            (104,442)           (37,067)         (1,390,947)
                                                            ------------       -------------       ------------       -------------
Increase (decrease) in units outstanding                        (724,488)         (1,596,468)          (325,632)         (4,586,229)
Beginning units                                                4,424,400           8,990,627          2,095,442          18,999,995
                                                            ------------       -------------       ------------       -------------
Ending units                                                   3,699,912           7,394,159          1,769,810          14,413,766
                                                            ============       =============       ============       =============

                                                                                                   International      International
                                                                    Growth         High-Yield        Diversified             Growth
                                                             Opportunities               Bond           Equities           & Income
                                                                 Portfolio          Portfolio          Portfolio          Portfolio
                                                                 (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                                             ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $   (313,532)     $  11,157,338      $  (1,635,163)     $    (473,359)

    Net realized gains (losses)                                    592,000          4,309,509          6,943,798         15,835,912
    Change in net unrealized appreciation
        (depreciation) of investments                            1,013,780          6,935,596         23,217,046         33,708,331
                                                             -------------      -------------      -------------      -------------
        Increase (decrease) in net assets from
         operations                                              1,292,248         22,402,443         28,525,681         49,070,884
                                                             -------------      -------------      -------------      -------------

From capital transactions:
    Net proceeds from units sold                                   211,783          1,217,101            944,523          1,135,947
    Cost of units redeemed                                      (3,240,088)       (39,077,141)       (28,261,557)       (40,070,931)
    Net transfers                                                7,971,269          4,369,621          4,120,683         12,540,982
    Contract maintenance charge                                     (9,383)           (54,498)           (49,598)           (73,021)
                                                             -------------      -------------      -------------      -------------
        Increase (decrease) in net assets from
         capital transactions                                    4,933,581        (33,544,917)       (23,245,949)       (26,467,023)
                                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                                6,225,829        (11,142,474)         5,279,732         22,603,861
Net assets at beginning of period                               14,730,534        194,304,447        143,352,493        209,984,834
                                                             -------------      -------------      -------------      -------------
Net assets at end of period                                   $ 20,956,363      $ 183,161,973      $ 148,632,225      $ 232,588,695
                                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      38,010             62,171             70,057             68,228
    Units redeemed                                                (588,241)        (1,981,484)        (2,143,650)        (2,383,737)
    Units transferred                                            1,344,240            198,142            310,349            709,649
                                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding                           794,009         (1,721,171)        (1,763,244)        (1,605,860)
Beginning units                                                  2,903,895         10,415,282         11,973,066         13,993,625
                                                             -------------      -------------      -------------      -------------
Ending units                                                     3,697,904          8,694,111         10,209,822         12,387,765
                                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                          MFS
                                                                                Massachusetts                 MFS
                                                                   Marsico          Investors             Mid-Cap               MFS
                                                                    Growth              Trust              Growth      Total Return
                                                                 Portfolio          Portfolio           Portfolio         Portfolio
                                                                 (Class 1)          (Class 1)           (Class 1)         (Class 1)
                                                              ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $   (999,236)     $  (1,308,041)     $  (1,665,911)     $   3,412,223

    Net realized gains (losses)                                  8,406,580            857,261         (7,932,664)        28,255,457
    Change in net unrealized appreciation
        (depreciation) of investments                           (3,619,113)        16,764,167         10,228,151         11,652,464
                                                              ------------      -------------      -------------      -------------
        Increase (decrease) in net assets from
         operations                                              3,788,231         16,313,387            629,576         43,320,144
                                                              ------------      -------------      -------------      -------------

From capital transactions:
    Net proceeds from units sold                                   704,202            908,358            673,814          2,322,173
    Cost of units redeemed                                     (10,843,531)       (30,698,195)       (16,569,389)       (79,930,433)
    Net transfers                                               (2,254,701)       (10,409,674)        (6,675,032)       (24,406,301)
    Contract maintenance charge                                    (17,664)           (67,505)           (49,556)          (159,601)
                                                              ------------      -------------      -------------      -------------
        Increase (decrease) in net assets from
         capital transactions                                  (12,411,694)       (40,267,016)       (22,620,163)      (102,174,162)
                                                              ------------      -------------      -------------      -------------

Increase (decrease) in net assets                               (8,623,463)       (23,953,629)       (21,990,587)       (58,854,018)
Net assets at beginning of period                               68,345,854        166,238,426        120,741,874        488,726,740
                                                              ------------      -------------      -------------      -------------
Net assets at end of period                                   $ 59,722,391      $ 142,284,797      $  98,751,287      $ 429,872,722
                                                              ============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      60,462             42,135             63,026             90,163
    Units redeemed                                                (943,195)        (1,399,562)        (1,563,569)        (3,050,623)
    Units transferred                                             (212,431)          (471,911)          (639,892)          (930,692)
                                                              ------------      -------------      -------------      -------------
Increase (decrease) in units outstanding                        (1,095,164)        (1,829,338)        (2,140,435)        (3,891,152)
Beginning units                                                  5,993,627          7,919,315         11,316,233         19,397,126
                                                              ------------      -------------      -------------      -------------
Ending units                                                     4,898,463          6,089,977          9,175,798         15,505,974
                                                              ============      =============      =============      =============

                                                                     Putnam
                                                                    Growth:               Real         SunAmerica
                                                                    Voyager             Estate           Balanced        Technology
                                                                  Portfolio          Portfolio          Portfolio         Portfolio
                                                                  (Class 1)          (Class 1)          (Class 1)         (Class 1)
                                                              ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $  (2,067,697)     $    (289,162)     $   1,330,721      $   (285,549)

    Net realized gains (losses)                                 (12,485,661)        26,803,919         (4,325,667)         (453,692)
    Change in net unrealized appreciation
        (depreciation) of investments                            19,149,857         13,849,638         13,731,667           497,067
                                                              -------------      -------------      -------------      ------------
        Increase (decrease) in net assets from
         operations                                               4,596,499         40,364,395         10,736,721          (242,174)
                                                              -------------      -------------      -------------      ------------

From capital transactions:
    Net proceeds from units sold                                    776,710            707,470            961,348           229,161
    Cost of units redeemed                                      (26,828,926)       (27,120,811)       (24,590,125)       (2,710,367)
    Net transfers                                               (13,564,868)         4,304,126         (9,465,115)       (2,235,726)
    Contract maintenance charge                                     (84,828)           (45,446)           (78,653)           (8,420)
                                                              -------------      -------------      -------------      ------------
        Increase (decrease) in net assets from
         capital transactions                                   (39,701,912)       (22,154,661)       (33,172,545)       (4,725,352)
                                                              -------------      -------------      -------------      ------------

Increase (decrease) in net assets                               (35,105,413)        18,209,734        (22,435,824)       (4,967,526)
Net assets at beginning of period                               159,424,404        135,771,300        140,851,928        21,113,755
                                                              -------------      -------------      -------------      ------------
Net assets at end of period                                   $ 124,318,991      $ 153,981,034      $ 118,416,104      $ 16,146,229
                                                              =============      =============      =============      ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                       43,868             25,793             62,215            99,923
    Units redeemed                                               (1,488,640)          (987,846)        (1,602,470)       (1,138,174)
    Units transferred                                              (765,159)           143,189           (629,661)         (994,201)
                                                              -------------      -------------      -------------      ------------
Increase (decrease) in units outstanding                         (2,209,931)          (818,864)        (2,169,916)       (2,032,452)
Beginning units                                                   8,783,260          5,696,302          9,426,437         8,755,032
                                                              -------------      -------------      -------------      ------------
Ending units                                                      6,573,329          4,877,438          7,256,521         6,722,580
                                                              =============      =============      =============      ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                   Telecom          Worldwide         Aggressive            Alliance
                                                                   Utility        High Income             Growth              Growth
                                                                 Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 1)          (Class 1)          (Class 2)           (Class 2)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $    775,893       $  3,142,284       $   (195,446)      $ (1,048,465)

    Net realized gains (losses)                                   (307,440)        (1,590,622)           870,693          2,571,089
    Change in net unrealized appreciation
        (depreciation) of investments                            7,468,793          2,593,437            667,793         (2,389,203)
                                                              ------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                              7,937,246          4,145,099          1,343,040           (866,579)
                                                              ------------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                                   244,084            293,140            142,322          1,007,994
    Cost of units redeemed                                      (6,546,363)       (10,800,560)        (1,658,788)        (7,537,258)
    Net transfers                                                4,812,083         (1,022,994)          (457,056)        (2,055,525)
    Contract maintenance charge                                    (14,645)           (19,074)            (2,485)           (14,139)
                                                              ------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                   (1,504,841)       (11,549,488)        (1,976,007)        (8,598,928)
                                                              ------------       ------------       ------------       ------------

Increase (decrease) in net assets                                6,432,405         (7,404,389)          (632,967)        (9,465,507)
Net assets at beginning of period                               34,000,852         60,077,709         13,205,800         74,076,893
                                                              ------------       ------------       ------------       ------------
Net assets at end of period                                   $ 40,433,257       $ 52,673,320       $ 12,572,833       $ 64,611,386
                                                              ============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      17,450             14,338              8,556             32,032
    Units redeemed                                                (494,891)          (532,226)          (101,933)          (234,742)
    Units transferred                                              350,406            (52,085)           (28,999)           (66,622)
                                                              ------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                          (127,035)          (569,973)          (122,376)          (269,332)
Beginning units                                                  2,789,284          3,031,147            844,654          2,245,783
                                                              ------------       ------------       ------------       ------------
Ending units                                                     2,662,249          2,461,174            722,278          1,976,451
                                                              ============       ============       ============       ============

                                                                                                                               Davis
                                                                Blue Chip               Cash           Corporate             Venture
                                                                   Growth         Management                Bond               Value
                                                                Portfolio          Portfolio           Portfolio           Portfolio
                                                                (Class 2)          (Class 2)           (Class 2)           (Class 2)
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $   (145,910)      $    373,318       $  1,303,272       $  (1,381,178)

    Net realized gains (losses)                                   286,084            675,752            173,264           9,463,645
    Change in net unrealized appreciation
        (depreciation) of investments                             316,521            310,251            518,411          17,062,359
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         operations                                               456,695          1,359,321          1,994,947          25,144,826
                                                             ------------       ------------       ------------       -------------

From capital transactions:
    Net proceeds from units sold                                  138,569            939,098            593,580           3,330,476
    Cost of units redeemed                                     (1,047,934)       (17,182,575)        (7,486,255)        (23,349,222)
    Net transfers                                                (497,433)        18,591,420          1,839,078          (1,386,357)
    Contract maintenance charge                                    (1,947)            (7,671)            (6,350)            (30,613)
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         capital transactions                                  (1,408,745)         2,340,272         (5,059,947)        (21,435,716)
                                                             ------------       ------------       ------------       -------------

Increase (decrease) in net assets                                (952,050)         3,699,593         (3,065,000)          3,709,110
Net assets at beginning of period                              10,793,351         42,210,412         53,570,302         202,665,477
                                                             ------------       ------------       ------------       -------------
Net assets at end of period                                  $  9,841,301       $ 45,910,005       $ 50,505,302       $ 206,374,587
                                                             ============       ============       ============       =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                     22,677             71,950             34,585              92,864
    Units redeemed                                               (174,263)        (1,317,020)          (433,811)           (657,657)
    Units transferred                                             (80,400)         1,432,081            104,381             (41,602)
                                                             ------------       ------------       ------------       -------------
Increase (decrease) in units outstanding                         (231,986)           187,011           (294,845)           (606,395)
Beginning units                                                 1,793,058          3,274,033          3,136,037           5,951,410
                                                             ------------       ------------       ------------       -------------
Ending units                                                    1,561,072          3,461,044          2,841,192           5,345,015
                                                             ============       ============       ============       =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                                       Federated
                                                                 "Dogs" of           Emerging           American             Foreign
                                                               Wall Street            Markets            Leaders               Value
                                                                 Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 2)          (Class 2)          (Class 2)           (Class 2)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $    137,591       $   (166,962)      $    (21,799)      $   (360,889)

    Net realized gains (losses)                                  1,030,244          6,041,866            942,718          4,580,245
    Change in net unrealized appreciation
        (depreciation) of investments                            1,964,957           (416,364)         1,537,492         11,910,341
                                                              ------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                              3,132,792          5,458,540          2,458,411         16,129,697
                                                              ------------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                                   336,134            214,199            172,956          1,118,186
    Cost of units redeemed                                      (2,327,158)        (2,499,898)        (2,337,567)        (6,735,868)
    Net transfers                                               (1,163,034)         1,860,949         (1,084,311)           995,556
    Contract maintenance charge                                     (2,908)            (3,528)            (3,136)            (9,927)
                                                              ------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                   (3,156,966)          (428,278)        (3,252,058)        (4,632,053)
                                                              ------------       ------------       ------------       ------------

Increase (decrease) in net assets                                  (24,174)         5,030,262           (793,647)        11,497,644
Net assets at beginning of period                               18,073,453         19,388,777         19,019,597         65,728,196
                                                              ------------       ------------       ------------       ------------
Net assets at end of period                                   $ 18,049,279       $ 24,419,039       $ 18,225,950       $ 77,225,840
                                                              ============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      29,553             12,265              9,196             63,795
    Units redeemed                                                (195,957)          (150,085)          (125,381)          (383,254)
    Units transferred                                             (108,673)           107,870            (57,897)            64,294
                                                              ------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                          (275,077)           (29,950)          (174,082)          (255,165)
Beginning units                                                  1,669,202          1,312,679          1,056,981          4,123,859
                                                              ------------       ------------       ------------       ------------
Ending units                                                     1,394,125          1,282,729            882,899          3,868,694
                                                              ============       ============       ============       ============

                                                                                                         Goldman
                                                                     Global             Global             Sachs             Growth-
                                                                       Bond           Equities          Research              Income
                                                                  Portfolio          Portfolio         Portfolio           Portfolio
                                                                  (Class 2)          (Class 2)         (Class 2)           (Class 2)
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                               $  1,229,973       $   (119,665)      $   (75,996)      $   (336,835)

    Net realized gains (losses)                                     366,982          1,194,395           374,475          1,366,884
    Change in net unrealized appreciation
        (depreciation) of investments                            (1,266,738)         2,094,243           456,621            772,101
                                                               ------------       ------------       -----------       ------------
        Increase (decrease) in net assets from
         operations                                                 330,217          3,168,973           755,100          1,802,150
                                                               ------------       ------------       -----------       ------------

From capital transactions:
    Net proceeds from units sold                                    114,055            975,389            35,576            264,537
    Cost of units redeemed                                       (1,807,550)        (2,495,033)         (763,070)        (3,395,630)
    Net transfers                                                   869,019          2,280,262           204,257         (2,075,524)
    Contract maintenance charge                                      (2,108)            (2,445)             (858)            (6,517)
                                                               ------------       ------------       -----------       ------------
        Increase (decrease) in net assets from
         capital transactions                                      (826,584)           758,173          (524,095)        (5,213,134)
                                                               ------------       ------------       -----------       ------------

Increase (decrease) in net assets                                  (496,367)         3,927,146           231,005         (3,410,984)
Net assets at beginning of period                                16,870,464         14,236,176         5,477,982         36,371,175
                                                               ------------       ------------       -----------       ------------
Net assets at end of period                                    $ 16,374,097       $ 18,163,322       $ 5,708,987       $ 32,960,191
                                                               ============       ============       ===========       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                        6,447             44,520             4,828              8,759
    Units redeemed                                                 (103,102)          (115,316)         (100,474)          (113,874)
    Units transferred                                                48,915            104,869            25,403            (68,893)
                                                               ------------       ------------       -----------       ------------
Increase (decrease) in units outstanding                            (47,740)            34,073           (70,243)          (174,008)
Beginning units                                                     966,703            728,068           775,921          1,227,675
                                                               ------------       ------------       -----------       ------------
Ending units                                                        918,963            762,141           705,678          1,053,667
                                                               ============       ============       ===========       ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                                   International       International
                                                                     Growth        High-Yield        Diversified              Growth
                                                              Opportunities              Bond           Equities            & Income
                                                                  Portfolio         Portfolio          Portfolio           Portfolio
                                                                  (Class 2)         (Class 2)          (Class 2)           (Class 2)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                               $  (124,674)      $  2,295,412       $   (694,752)      $   (120,180)

    Net realized gains (losses)                                    339,825          1,073,477          2,845,176          3,160,521
    Change in net unrealized appreciation
        (depreciation) of investments                              461,261          1,100,897          8,580,256          4,963,870
                                                               -----------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                                676,412          4,469,786         10,730,680          8,004,211
                                                               -----------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                                    53,973            380,078            791,139            826,278
    Cost of units redeemed                                        (716,642)        (6,134,336)        (5,660,826)        (3,960,795)
    Net transfers                                                2,697,827          2,817,082           (462,266)         1,421,595
    Contract maintenance charge                                     (1,453)            (4,075)            (9,119)            (4,506)
                                                               -----------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                    2,033,705         (2,941,251)        (5,341,072)        (1,717,428)
                                                               -----------       ------------       ------------       ------------

Increase (decrease) in net assets                                2,710,117          1,528,535          5,389,608          6,286,783
Net assets at beginning of period                                6,012,922         37,619,765         52,774,309         33,475,092
                                                               -----------       ------------       ------------       ------------
Net assets at end of period                                    $ 8,723,039       $ 39,148,300       $ 58,163,917       $ 39,761,875
                                                               ===========       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                       9,412             19,229             65,192             48,904
    Units redeemed                                                (131,080)          (314,568)          (437,949)          (239,890)
    Units transferred                                              482,444            139,351            (35,663)            81,665
                                                               -----------       ------------       ------------       ------------
Increase (decrease) in units outstanding                           360,776           (155,988)          (408,420)          (109,321)
Beginning units                                                  1,192,495          2,033,766          4,438,672          2,229,312
                                                               -----------       ------------       ------------       ------------
Ending units                                                     1,553,271          1,877,778          4,030,252          2,119,991
                                                               ===========       ============       ============       ============

                                                                                         MFS
                                                                               Massachusetts                MFS
                                                                  Marsico          Investors            Mid-Cap            MFS Total
                                                                   Growth              Trust             Growth               Return
                                                                Portfolio          Portfolio          Portfolio            Portfolio
                                                                (Class 2)          (Class 2)          (Class 2)            (Class 2)
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $   (690,611)      $   (265,292)      $   (686,892)      $     874,200

    Net realized gains (losses)                                 4,740,174          1,166,749          1,707,352           7,387,932
    Change in net unrealized appreciation
        (depreciation) of investments                          (1,275,823)         1,869,276           (747,955)          4,676,702
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         operations                                             2,773,740          2,770,733            272,505          12,938,834
                                                             ------------       ------------       ------------       -------------

From capital transactions:
    Net proceeds from units sold                                  341,476            239,473            892,071           1,116,973
    Cost of units redeemed                                     (4,729,317)        (2,810,044)        (5,002,574)        (13,044,381)
    Net transfers                                              (1,017,457)        (1,503,080)        (2,572,415)         (7,950,033)
    Contract maintenance charge                                    (5,552)            (4,200)            (7,863)            (21,484)
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         capital transactions                                  (5,410,850)        (4,077,851)        (6,690,781)        (19,898,925)
                                                             ------------       ------------       ------------       -------------

Increase (decrease) in net assets                              (2,637,110)        (1,307,118)        (6,418,276)         (6,960,091)
Net assets at beginning of period                              46,464,676         27,344,095         48,180,986         141,431,354
                                                             ------------       ------------       ------------       -------------
Net assets at end of period                                  $ 43,827,566       $ 26,036,977       $ 41,762,710       $ 134,471,263
                                                             ============       ============       ============       =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                     29,727             10,781             84,446              42,594
    Units redeemed                                               (415,355)          (129,006)          (473,682)           (500,307)
    Units transferred                                             (92,290)           (70,196)          (244,607)           (305,470)
                                                             ------------       ------------       ------------       -------------
Increase (decrease) in units outstanding                         (477,918)          (188,421)          (633,843)           (763,183)
Beginning units                                                 4,104,780          1,306,956          4,509,492           5,597,294
                                                             ------------       ------------       ------------       -------------
Ending units                                                    3,626,862          1,118,535          3,875,649           4,834,111
                                                             ============       ============       ============       =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                    Putnam
                                                                   Growth:               Real        Small & Mid          SunAmerica
                                                                   Voyager             Estate          Cap Value            Balanced
                                                                 Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 2)          (Class 2)          (Class 2)           (Class 2)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                               $  (126,317)      $   (117,097)      $   (674,055)      $    177,884

    Net realized gains (losses)                                    271,634          5,593,674          5,088,818            332,153
    Change in net unrealized appreciation
        (depreciation) of investments                               92,506          4,204,020            972,598          1,042,347
                                                               -----------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                                237,823          9,680,597          5,387,361          1,552,384
                                                               -----------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                                    83,144            224,850            675,005            206,164
    Cost of units redeemed                                      (1,077,476)        (3,723,593)        (4,858,409)        (2,351,222)
    Net transfers                                                 (920,698)         1,523,045           (532,836)          (768,420)
    Contract maintenance charge                                     (1,602)            (4,966)            (6,466)            (3,847)
                                                               -----------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                   (1,916,632)        (1,980,664)        (4,722,706)        (2,917,325)
                                                               -----------       ------------       ------------       ------------

Increase (decrease) in net assets                               (1,678,809)         7,699,933            664,655         (1,364,941)
Net assets at beginning of period                                8,933,244         30,902,945         47,874,716         19,333,865
                                                               -----------       ------------       ------------       ------------
Net assets at end of period                                    $ 7,254,435       $ 38,602,878       $ 48,539,371       $ 17,968,924
                                                               ===========       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                       4,720              8,412             39,266             13,514
    Units redeemed                                                 (61,107)          (136,702)          (280,115)          (154,053)
    Units transferred                                              (51,698)            56,547            (30,764)           (50,598)
                                                               -----------       ------------       ------------       ------------
Increase (decrease) in units outstanding                          (108,085)           (71,743)          (271,613)          (191,137)
Beginning units                                                    494,045          1,307,417          2,909,687          1,299,119
                                                               -----------       ------------       ------------       ------------
Ending units                                                       385,960          1,235,674          2,638,074          1,107,982
                                                               ===========       ============       ============       ============

                                                                                     Telecom          Worldwide           Aggressive
                                                               Technology            Utility        High Income               Growth
                                                                Portfolio          Portfolio          Portfolio            Portfolio
                                                                (Class 2)          (Class 2)          (Class 2)            (Class 3)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $  (135,607)       $    89,354        $   400,145        $   (195,974)

    Net realized gains (losses)                                   104,002            117,968             84,360             325,206
    Change in net unrealized appreciation
        (depreciation) of investments                            (107,433)           747,256             36,701           1,332,999
                                                              -----------        -----------        -----------        ------------
        Increase (decrease) in net assets from
         operations                                              (139,038)           954,578            521,206           1,462,231
                                                              -----------        -----------        -----------        ------------

From capital transactions:
    Net proceeds from units sold                                  163,063             46,199             35,964           3,197,985
    Cost of units redeemed                                     (1,216,071)          (510,554)          (668,711)           (777,815)
    Net transfers                                              (1,319,676)           980,219           (180,991)          1,884,191
    Contract maintenance charge                                    (2,026)              (680)            (1,138)             (2,514)
                                                              -----------        -----------        -----------        ------------
        Increase (decrease) in net assets from
         capital transactions                                  (2,374,710)           515,184           (814,876)          4,301,847
                                                              -----------        -----------        -----------        ------------

Increase (decrease) in net assets                              (2,513,748)         1,469,762           (293,670)          5,764,078
Net assets at beginning of period                               9,658,176          3,755,001          7,502,640          10,678,069
                                                              -----------        -----------        -----------        ------------
Net assets at end of period                                   $ 7,144,428        $ 5,224,763        $ 7,208,970        $ 16,442,147
                                                              ===========        ===========        ===========        ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                     69,597              3,465              1,760             198,306
    Units redeemed                                               (512,274)           (38,317)           (33,222)            (48,384)
    Units transferred                                            (593,548)            71,652             (9,961)            114,222
                                                              -----------        -----------        -----------        ------------
Increase (decrease) in units outstanding                       (1,036,225)            36,800            (41,423)            264,144
Beginning units                                                 4,040,880            310,837            381,621             687,004
                                                              -----------        -----------        -----------        ------------
Ending units                                                    3,004,655            347,637            340,198             951,148
                                                              ===========        ===========        ===========        ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                     American           American            American
                                                                                  Funds Asset       Funds Global               Funds
                                                                    Alliance       Allocation             Growth              Growth
                                                                      Growth             SAST               SAST                SAST
                                                                   Portfolio        Portfolio          Portfolio           Portfolio
                                                                   (Class 3)        (Class 3)(1)       (Class 3)(1)     (Class 3)(1)
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                               $  (2,210,739)       $    (657)       $    (2,673)       $    (2,069)

    Net realized gains (losses)                                      499,697               33                755                565
    Change in net unrealized appreciation
        (depreciation) of investments                              2,925,976            5,935             46,969             14,335
                                                               -------------        ---------        -----------        -----------
        Increase (decrease) in net assets from
         operations                                                1,214,934            5,311             45,051             12,831
                                                               -------------        ---------        -----------        -----------

From capital transactions:
    Net proceeds from units sold                                  61,135,269          471,888          1,804,596          1,295,066
    Cost of units redeemed                                        (7,845,864)          (1,363)            (2,606)            (4,648)
    Net transfers                                                 27,917,027           15,299            132,153            190,179
    Contract maintenance charge                                      (21,289)               0                  0                  0
                                                               -------------        ---------        -----------        -----------
        Increase (decrease) in net assets from
         capital transactions                                     81,185,143          485,824          1,934,143          1,480,597
                                                               -------------        ---------        -----------        -----------

Increase (decrease) in net assets                                 82,400,077          491,135          1,979,194          1,493,428
Net assets at beginning of period                                109,639,085                0                  0                  0
                                                               -------------        ---------        -----------        -----------
Net assets at end of period                                    $ 192,039,162        $ 491,135        $ 1,979,194        $ 1,493,428
                                                               =============        =========        ===========        ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                     1,979,321           45,370            171,187            122,817
    Units redeemed                                                  (246,587)            (132)              (250)              (444)
    Units transferred                                                885,082            1,455             12,392             17,983
                                                               -------------        ---------        -----------        -----------
Increase (decrease) in units outstanding                           2,617,816           46,693            183,329            140,356
Beginning units                                                    3,334,903                0                  0                  0
                                                               -------------        ---------        -----------        -----------
Ending units                                                       5,952,719           46,693            183,329            140,356
                                                               =============        =========        ===========        ===========

                                                                American
                                                                   Funds
                                                           Growth-Income          Blue Chip                Cash            Corporate
                                                                    SAST             Growth          Management                 Bond
                                                               Portfolio          Portfolio           Portfolio            Portfolio
                                                               (Class 3)(1)       (Class 3)           (Class 3)            (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $    (2,012)      $   (163,575)      $   1,549,365       $   5,399,595

    Net realized gains (losses)                                      891            186,932           1,548,350            (119,560)
    Change in net unrealized appreciation
        (depreciation) of investments                             15,022            455,932           1,002,783           2,157,952
                                                             -----------       ------------       -------------       -------------
        Increase (decrease) in net assets from
         operations                                               13,901            479,289           4,100,498           7,437,987
                                                             -----------       ------------       -------------       -------------

From capital transactions:
    Net proceeds from units sold                               1,541,781          2,032,478          65,595,569          60,042,117
    Cost of units redeemed                                        (1,846)          (871,352)        (41,062,652)        (12,043,572)
    Net transfers                                                 34,985           (293,205)         20,951,344          35,739,451
    Contract maintenance charge                                        0             (2,107)            (19,345)            (19,525)
                                                             -----------       ------------       -------------       -------------
        Increase (decrease) in net assets from
         capital transactions                                  1,574,920            865,814          45,464,916          83,718,471
                                                             -----------       ------------       -------------       -------------

Increase (decrease) in net assets                              1,588,821          1,345,103          49,565,414          91,156,458
Net assets at beginning of period                                      0         10,050,320         116,342,721         134,772,323
                                                             -----------       ------------       -------------       -------------
Net assets at end of period                                  $ 1,588,821       $ 11,395,423       $ 165,908,135       $ 225,928,781
                                                             ===========       ============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                   147,099            339,675           5,047,404           3,528,148
    Units redeemed                                                  (181)          (144,725)         (3,158,806)           (701,762)
    Units transferred                                              3,323            (55,779)          1,626,236           2,072,844
                                                             -----------       ------------       -------------       -------------
Increase (decrease) in units outstanding                         150,241            139,171           3,514,834           4,899,230
Beginning units                                                        0          1,679,003           9,053,081           7,942,153
                                                             -----------       ------------       -------------       -------------
Ending units                                                     150,241          1,818,174          12,567,915          12,841,383
                                                             ===========       ============       =============       =============

(1)   For the period from September 5, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                     Davis                                                 Federated
                                                                   Venture          "Dogs" of           Emerging            American
                                                                     Value        Wall Street            Markets             Leaders
                                                                 Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 3)          (Class 3)          (Class 3)           (Class 3)
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $  (3,021,859)      $    141,345       $   (304,450)      $    (62,036)

    Net realized gains (losses)                                  1,454,205            675,333         11,105,364          1,262,369
    Change in net unrealized appreciation
        (depreciation) of investments                           60,288,221          1,946,913          2,320,182          6,400,683
                                                             -------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                             58,720,567          2,763,591         13,121,096          7,601,016
                                                             -------------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                               130,247,468          2,437,012         28,553,361          8,384,200
    Cost of units redeemed                                     (24,859,829)        (1,335,974)        (2,622,247)        (4,298,079)
    Net transfers                                               55,821,257          2,271,421         10,858,059          3,027,320
    Contract maintenance charge                                    (56,553)            (2,249)            (4,210)            (6,958)
                                                             -------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                  161,152,343          3,370,210         36,784,963          7,106,483
                                                             -------------       ------------       ------------       ------------

Increase (decrease) in net assets                              219,872,910          6,133,801         49,906,059         14,707,499
Net assets at beginning of period                              340,438,300         12,046,258         27,245,093         45,910,950
                                                             -------------       ------------       ------------       ------------
Net assets at end of period                                  $ 560,311,210       $ 18,180,059       $ 77,151,152       $ 60,618,449
                                                             =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                   3,733,698            206,913          1,750,858            453,593
    Units redeemed                                                (702,349)          (115,241)          (158,685)          (228,653)
    Units transferred                                            1,581,999            203,685            643,239            166,365
                                                             -------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                         4,613,348            295,357          2,235,412            391,305
Beginning units                                                 10,031,357          1,118,148          1,855,986          2,563,558
                                                             -------------       ------------       ------------       ------------
Ending units                                                    14,644,705          1,413,505          4,091,398          2,954,863
                                                             =============       ============       ============       ============

                                                                                                                             Goldman
                                                                    Foreign             Global             Global              Sachs
                                                                      Value              Bond            Equities           Research
                                                                  Portfolio          Portfolio          Portfolio          Portfolio
                                                                  (Class 3)          (Class 3)          (Class 3)          (Class 3)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $  (2,055,285)      $  3,250,083       $   (158,767)      $   (33,166)

    Net realized gains (losses)                                  12,679,292            812,435            478,586            37,141
    Change in net unrealized appreciation
        (depreciation) of investments                            66,677,854         (3,289,878)         3,776,997           296,288
                                                              -------------       ------------       ------------       -----------
        Increase (decrease) in net assets from
         operations                                              77,301,861            772,640          4,096,816           300,263
                                                              -------------       ------------       ------------       -----------

From capital transactions:
    Net proceeds from units sold                                 50,427,853          9,805,865          6,398,856         1,114,477
    Cost of units redeemed                                      (25,230,706)        (2,667,287)        (1,428,477)         (142,215)
    Net transfers                                                19,957,366         11,624,636          5,184,098           296,745
    Contract maintenance charge                                     (53,620)            (2,778)            (1,848)             (237)
                                                              -------------       ------------       ------------       -----------
        Increase (decrease) in net assets from
         capital transactions                                    45,100,893         18,760,436         10,152,629         1,268,770
                                                              -------------       ------------       ------------       -----------

Increase (decrease) in net assets                               122,402,754         19,533,076         14,249,445         1,569,033
Net assets at beginning of period                               276,138,381         27,672,258         13,743,678         1,517,038
                                                              -------------       ------------       ------------       -----------
Net assets at end of period                                   $ 398,541,135       $ 47,205,334       $ 27,993,123       $ 3,086,071
                                                              =============       ============       ============       ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                    2,930,248            567,592            302,032           149,352
    Units redeemed                                               (1,436,119)          (152,864)           (66,909)          (18,962)
    Units transferred                                             1,190,810            664,676            242,973            37,957
                                                              -------------       ------------       ------------       -----------
Increase (decrease) in units outstanding                          2,684,939          1,079,404            478,096           168,347
Beginning units                                                  17,387,531          1,592,915            707,607           216,548
                                                              -------------       ------------       ------------       -----------
Ending units                                                     20,072,470          2,672,319          1,185,703           384,895
                                                              =============       ============       ============       ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                                                       International
                                                                  Growth-             Growth         High-Yield          Diversified
                                                                   Income      Opportunities               Bond             Equities
                                                                Portfolio          Portfolio          Portfolio            Portfolio
                                                                (Class 3)          (Class 3)          (Class 3)            (Class 3)
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $   (213,633)      $   (241,577)      $  4,589,241       $  (2,727,772)

    Net realized gains (losses)                                   928,576            175,981            907,738           3,123,395
    Change in net unrealized appreciation
        (depreciation) of investments                             406,381          1,180,345          2,378,756          39,053,894
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         operations                                             1,121,324          1,114,749          7,875,735          39,449,517
                                                             ------------       ------------       ------------       -------------

From capital transactions:
    Net proceeds from units sold                                3,978,624         14,072,995         14,312,578          53,718,852
    Cost of units redeemed                                     (2,531,073)          (721,918)        (5,490,222)        (12,958,744)
    Net transfers                                              (1,859,868)         9,236,438         14,417,875          14,040,338
    Contract maintenance charge                                    (2,784)            (1,268)            (6,103)            (32,301)
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         capital transactions                                    (415,101)        22,586,247         23,234,128          54,768,145
                                                             ------------       ------------       ------------       -------------

Increase (decrease) in net assets                                 706,223         23,700,996         31,109,863          94,217,662
Net assets at beginning of period                              20,628,849          4,716,663         52,826,902         156,308,756
                                                             ------------       ------------       ------------       -------------
Net assets at end of period                                  $ 21,335,072       $ 28,417,659       $ 83,936,765       $ 250,526,418
                                                             ============       ============       ============       =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                    133,393          2,598,839            733,938           4,152,900
    Units redeemed                                                (84,987)          (134,011)          (280,057)           (991,054)
    Units transferred                                             (61,556)         1,671,516            728,946           1,097,007
                                                             ------------       ------------       ------------       -------------
Increase (decrease) in units outstanding                          (13,150)         4,136,344          1,182,827           4,258,853
Beginning units                                                   698,613            941,986          2,866,342          13,189,193
                                                             ------------       ------------       ------------       -------------
Ending units                                                      685,463          5,078,330          4,049,169          17,448,046
                                                             ============       ============       ============       =============

                                                                                                             MFS
                                                             International                         Massachusetts                 MFS
                                                                    Growth            Marsico          Investors             Mid-Cap
                                                                  & Income             Growth              Trust              Growth
                                                                 Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 3)          (Class 3)          (Class 3)           (Class 3)
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $    (139,830)      $   (503,847)      $   (548,067)      $ (1,149,878)

    Net realized gains (losses)                                  2,531,447          2,568,227            686,290            743,789
    Change in net unrealized appreciation
        (depreciation) of investments                           14,873,383            248,376          5,203,456            733,864
                                                             -------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                             17,265,000          2,312,756          5,341,679            327,775
                                                             -------------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                                38,854,026          5,675,000          5,433,593         10,385,364
    Cost of units redeemed                                      (5,197,078)        (1,725,602)        (3,965,400)        (5,001,245)
    Net transfers                                               19,868,866          1,762,697          1,925,418          3,581,677
    Contract maintenance charge                                     (5,746)            (3,456)            (7,745)           (11,315)
                                                             -------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                   53,520,068          5,708,639          3,385,866          8,954,481
                                                             -------------       ------------       ------------       ------------

Increase (decrease) in net assets                               70,785,068          8,021,395          8,727,545          9,282,256
Net assets at beginning of period                               46,777,214         28,756,731         45,036,510         67,407,060
                                                             -------------       ------------       ------------       ------------
Net assets at end of period                                  $ 117,562,282       $ 36,778,126       $ 53,764,055       $ 76,689,316
                                                             =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                   2,332,539            498,992            254,051            967,235
    Units redeemed                                                (313,997)          (152,459)          (182,695)          (473,075)
    Units transferred                                            1,186,191            161,952             90,388            327,329
                                                             -------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                         3,204,733            508,485            161,744            821,489
Beginning units                                                  3,137,910          2,549,066          2,160,255          6,332,686
                                                             -------------       ------------       ------------       ------------
Ending units                                                     6,342,643          3,057,551          2,321,999          7,154,175
                                                             =============       ============       ============       ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                       Putnam
                                                 MFS Total            Growth:               Real        Small & Mid
                                                    Return            Voyager             Estate          Cap Value
                                                 Portfolio          Portfolio          Portfolio          Portfolio
                                                 (Class 3)          (Class 3)          (Class 3)          (Class 3)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   1,793,739      $     (73,988)     $    (173,917)     $  (3,206,592)

   Net realized gains (losses)                   8,993,084            187,948          9,725,682         15,829,200
   Change in net unrealized appreciation
      (depreciation) of investments             12,277,841            105,094         10,351,490         10,748,587
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                        23,064,664            219,054         19,903,255         23,371,195
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 49,032,571            727,233         33,900,232         47,705,340
   Cost of units redeemed                      (14,570,322)          (601,863)        (5,409,708)       (16,637,198)
   Net transfers                                29,807,021           (456,852)        11,717,555         18,419,680
   Contract maintenance charge                     (29,650)              (856)            (8,051)           (32,879)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              64,239,620           (332,338)        40,200,028         49,454,943
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               87,304,284           (113,284)        60,103,283         72,826,138
Net assets at beginning of period              191,580,360          5,060,848         47,113,256        176,591,419
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $ 278,884,644      $   4,947,564      $ 107,216,539      $ 249,417,557
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,898,904             41,347          1,249,701          2,773,560
   Units redeemed                                 (568,097)           (32,997)          (199,091)          (963,751)
   Units transferred                             1,141,144            (24,792)           421,960          1,056,340
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding         2,471,951            (16,442)         1,472,570          2,866,149
Beginning units                                  7,613,011            281,414          2,000,207         10,775,018
                                             -------------      -------------      -------------      -------------
Ending units                                    10,084,962            264,972          3,472,777         13,641,167
                                             =============      =============      =============      =============

                                             Small Company         SunAmerica                               Telecom
                                                     Value           Balanced         Technology            Utility
                                                 Portfolio          Portfolio          Portfolio          Portfolio
                                             (Class 3) (2)          (Class 3)          (Class 3)          (Class 3)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     (94,230)     $     141,374      $    (176,017)     $      15,035

   Net realized gains (losses)                     919,431            180,393             51,487             10,117
   Change in net unrealized appreciation
      (depreciation) of investments                255,252            888,637             70,112             96,372
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                         1,080,453          1,210,404            (54,418)           121,524
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 12,761,620          1,969,608          2,667,969            164,740
   Cost of units redeemed                         (182,547)        (1,104,529)        (1,029,475)           (35,967)
   Net transfers                                 6,578,706          1,027,003            584,381            744,329
   Contract maintenance charge                        (107)            (2,436)            (2,665)                (9)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              19,157,672          1,889,646          2,220,210            873,093
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               20,238,125          3,100,050          2,165,792            994,617
Net assets at beginning of period                        0         12,437,658         10,392,541            191,838
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $  20,238,125      $  15,537,708      $  12,558,333      $   1,186,455
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,332,923            130,591          1,137,420             12,284
   Units redeemed                                  (18,716)           (72,980)          (437,049)            (2,721)
   Units transferred                               685,309             66,151            245,701             53,728
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding         1,999,516            123,762            946,072             63,291
Beginning units                                          0            839,731          4,362,535             16,011
                                             -------------      -------------      -------------      -------------
Ending units                                     1,999,516            963,493          5,308,607             79,302
                                             =============      =============      =============      =============

----------

(2)   For the period from May 1, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                 Worldwide                             Strategic         Growth and
                                               High Income           Comstock             Growth             Income
                                                 Portfolio          Portfolio          Portfolio          Portfolio
                                                 (Class 3)         (Class II)         (Class II)         (Class II)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $      95,423      $  (1,016,263)     $    (451,037)     $  (2,750,676)

   Net realized gains (losses)                       3,336         29,643,557            881,439         32,076,191
   Change in net unrealized appreciation
      (depreciation) of investments                 15,993         18,786,606           (249,251)        28,730,685
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                           114,752         47,413,900            181,151         58,056,200
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    317,872         26,641,474          2,336,165         64,733,545
   Cost of units redeemed                          (88,234)       (39,937,485)        (2,537,331)       (38,859,629)
   Net transfers                                    41,791         (3,517,910)        (1,450,782)        24,957,925
   Contract maintenance charge                           0            (84,887)            (6,666)           (86,665)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                 271,429        (16,898,808)        (1,658,614)        50,745,176
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                  386,181         30,515,092         (1,477,463)       108,801,376
Net assets at beginning of period                1,276,519        346,133,517         29,815,391        379,469,347
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   1,662,700      $ 376,648,609      $  28,337,928      $ 488,270,723
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       16,015          2,060,301            242,027          4,624,515
   Units redeemed                                   (4,241)        (3,072,266)          (265,082)        (2,749,325)
   Units transferred                                 2,053           (321,856)          (162,770)         1,732,110
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding            13,827         (1,333,821)          (185,825)         3,607,300
Beginning units                                     65,141         27,979,899          3,095,493         28,184,146
                                             -------------      -------------      -------------      -------------
Ending units                                        78,968         26,646,078          2,909,668         31,791,446
                                             =============      =============      =============      =============

                                                                 Conservative       Conservative
                                                  Balanced           Balanced             Growth      Equity Income
                                                 Portfolio          Portfolio          Portfolio               Fund
                                                 (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   1,055,024      $     207,342      $      60,601      $      81,181

   Net realized gains (losses)                   2,812,368            346,779          2,422,217          2,513,471
   Change in net unrealized appreciation
      (depreciation) of investments             11,242,343            628,072          5,244,223          4,513,375
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                        15,109,735          1,182,193          7,727,041          7,108,027
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                  5,572,728            448,075          3,558,454          9,889,532
   Cost of units redeemed                      (16,518,046)        (1,606,020)        (8,247,823)        (2,379,404)
   Net transfers                                15,647,864            748,895          2,060,291         13,799,705
   Contract maintenance charge                     (28,204)            (2,267)           (14,593)            (5,468)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions               4,674,342           (411,317)        (2,643,671)        21,304,365
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               19,784,077            770,876          5,083,370         28,412,392
Net assets at beginning of period              164,214,822         16,746,150         75,537,055         31,983,343
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $ 183,998,899      $  17,517,026      $  80,620,425      $  60,395,735
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      585,013             65,434            351,774          1,027,450
   Units redeemed                               (1,726,345)          (232,335)          (817,918)          (248,992)
   Units transferred                             1,633,567            105,369            199,470          1,422,180
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding           492,235            (61,532)          (266,674)         2,200,638
Beginning units                                 17,690,846          2,473,645          7,747,501          3,551,907
                                             -------------      -------------      -------------      -------------
Ending units                                    18,183,081          2,412,113          7,480,827          5,752,545
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                  Flexible                              Growth &
                                                    Income             Growth             Income             Income
                                                 Portfolio               Fund               Fund               Fund
                                                 (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     882,639      $     (21,381)     $      (5,870)     $     488,906

   Net realized gains (losses)                     509,956             35,921            118,403             (8,258)
   Change in net unrealized appreciation
      (depreciation) of investments                311,538             36,412            728,264             (9,548)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                         1,704,133             50,952            840,797            471,100
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    436,493             66,064            154,703          2,669,928
   Cost of units redeemed                       (4,257,096)          (254,243)          (578,088)          (788,407)
   Net transfers                                (2,472,791)           145,323            510,686          2,486,057
   Contract maintenance charge                      (6,171)              (566)            (1,650)            (1,835)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              (6,299,565)           (43,422)            85,651          4,365,743
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               (4,595,432)             7,530            926,448          4,836,843
Net assets at beginning of period               36,966,967          1,588,145          8,231,857         10,574,852
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $  32,371,535      $   1,595,675      $   9,158,305      $  15,411,695
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       55,067              9,699             23,210            377,909
   Units redeemed                                 (535,620)           (37,200)           (88,509)          (111,777)
   Units transferred                              (312,663)            21,123             77,278            349,890
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding          (793,216)            (6,378)            11,979            616,022
Beginning units                                  4,714,925            227,881          1,284,847          1,506,206
                                             -------------      -------------      -------------      -------------
Ending units                                     3,921,709            221,503          1,296,826          2,122,228
                                             =============      =============      =============      =============

                                             International            Mid Cap              Money
                                                    Growth              Stock             Market               REIT
                                                      Fund               Fund               Fund               Fund
                                                 (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $      (1,396)     $      12,239      $     105,340      $      13,542

   Net realized gains (losses)                      14,379            779,738                  0            135,530
   Change in net unrealized appreciation
      (depreciation) of investments                393,966            138,904                  0            233,927
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                           406,949            930,881            105,340            382,999
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    792,515            528,825          2,516,763            332,844
   Cost of units redeemed                          (58,150)          (420,191)        (2,564,902)           (44,855)
   Net transfers                                 1,265,538            818,128         (1,137,046)           367,622
   Contract maintenance charge                        (262)              (826)            (1,890)              (235)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions               1,999,641            925,936         (1,187,075)           655,376
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                2,406,590          1,856,817         (1,081,735)         1,038,375
Net assets at beginning of period                  955,377          5,615,742          4,747,631            953,068
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   3,361,967      $   7,472,559      $   3,665,896      $   1,991,443
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      114,434             52,766            432,356             18,222
   Units redeemed                                   (8,293)           (42,400)          (441,838)            (2,452)
   Units transferred                               178,772             82,171           (195,137)            19,216
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding           284,913             92,537           (204,619)            34,986
Beginning units                                    145,387            600,391            821,513             59,048
                                             -------------      -------------      -------------      -------------
Ending units                                       430,300            692,928            616,894             94,034
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                Short Term              Small              Small          Strategic
                                                    Income         Cap Growth          Cap Value             Growth
                                                      Fund               Fund               Fund          Portfolio
                                                 (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     109,362      $     (27,322)     $        (411)     $     (98,679)

   Net realized gains (losses)                     (23,532)            23,983             12,405            524,383
   Change in net unrealized appreciation
      (depreciation) of investments                 14,431             91,253              5,488          2,031,893
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                           100,261             87,914             17,482          2,457,597
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                     94,206             53,936             50,968            600,109
   Cost of units redeemed                         (278,913)          (115,627)              (869)        (1,628,782)
   Net transfers                                   737,509            112,236             95,506          1,299,962
   Contract maintenance charge                        (822)              (338)               (92)            (5,736)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                 551,980             50,207            145,513            265,553
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                  652,241            138,121            162,995          2,723,150
Net assets at beginning of period                2,847,813          1,725,811             54,025         21,337,914
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   3,500,054      $   1,863,932      $     217,020      $  24,061,064
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       14,452              7,870              4,992             52,189
   Units redeemed                                  (42,523)           (16,959)               (95)          (146,584)
   Units transferred                               115,038             16,029              9,289            118,776
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding            86,967              6,940             14,186             24,381
Beginning units                                    439,013            264,931              5,392          2,003,751
                                             -------------      -------------      -------------      -------------
Ending units                                       525,980            271,871             19,578          2,028,132
                                             =============      =============      =============      =============

                                                      U.S.
                                                Government         West Coast                          Conservative
                                                Securities             Equity           Balanced           Balanced
                                                      Fund               Fund          Portfolio          Portfolio
                                                 (Class 1)          (Class 1)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     390,400      $    (229,321)     $     568,603      $     236,262

   Net realized gains (losses)                    (104,398)           639,518          3,764,239            478,078
   Change in net unrealized appreciation
      (depreciation) of investments                 60,790          2,043,534          9,086,662            847,945
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                           346,792          2,453,731         13,419,504          1,562,285
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    604,718          6,889,369         14,680,835            344,656
   Cost of units redeemed                       (1,964,168)        (1,358,672)       (32,744,446)        (5,409,659)
   Net transfers                                  (495,740)         5,067,258         19,272,361          5,105,867
   Contract maintenance charge                      (3,489)            (3,512)           (31,687)            (4,325)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              (1,858,679)        10,594,443          1,177,063             36,539
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               (1,511,887)        13,048,174         14,596,567          1,598,824
Net assets at beginning of period               12,863,553         17,615,587        151,793,970         22,668,556
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $  11,351,666      $  30,663,761      $ 166,390,537      $  24,267,380
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       92,246            582,963          1,555,612             50,305
   Units redeemed                                 (298,618)          (116,488)        (3,460,760)          (788,748)
   Units transferred                               (75,839)           423,817          2,054,880            746,101
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding          (282,211)           890,292            149,732              7,658
Beginning units                                  1,977,696          1,548,615         16,561,610          3,386,456
                                             -------------      -------------      -------------      -------------
Ending units                                     1,695,485          2,438,907         16,711,342          3,394,114
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                              Conservative                              Flexible
                                                    Growth      Equity Income             Income             Growth
                                                 Portfolio               Fund          Portfolio               Fund
                                                 (Class 2)          (Class 2)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    (147,101)     $     (21,439)     $   1,468,312      $     (16,371)

   Net realized gains (losses)                   1,734,063          2,682,551            988,695             50,116
   Change in net unrealized appreciation
      (depreciation) of investments              5,375,592          3,590,169            426,653             (8,742)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                         6,962,554          6,251,281          2,883,660             25,003
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 15,417,661          6,594,527          1,243,607             48,706
   Cost of units redeemed                      (11,025,882)        (6,320,533)       (15,121,687)          (318,032)
   Net transfers                                 4,666,549         12,988,010         (5,819,068)           109,873
   Contract maintenance charge                     (12,516)            (6,144)           (17,574)              (220)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions               9,045,812         13,255,860        (19,714,722)          (159,673)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               16,008,366         19,507,141        (16,831,062)          (134,670)
Net assets at beginning of period               60,112,261         31,798,289         72,158,552          1,092,368
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $  76,120,627      $  51,305,430      $  55,327,490      $     957,698
                                             =============      =============      =============      =============



ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,570,976            688,788            150,889              7,160
   Units redeemed                               (1,108,099)          (665,719)        (1,922,266)           (46,937)
   Units transferred                               474,481          1,379,454           (743,450)            16,204
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding           937,358          1,402,523         (2,514,827)           (23,573)
Beginning units                                  6,262,591          3,594,472          9,335,143            158,725
                                             -------------      -------------      -------------      -------------
Ending units                                     7,199,949          4,996,995          6,820,316            135,152
                                             =============      =============      =============      =============

                                                  Growth &                         International            Mid Cap
                                                    Income             Income             Growth              Stock
                                                      Fund               Fund               Fund               Fund
                                                 (Class 2)          (Class 2)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     (13,471)     $     658,859      $         392      $      (3,174)

   Net realized gains (losses)                     145,176           (227,404)             7,411            455,230
   Change in net unrealized appreciation
      (depreciation) of investments                199,136             43,677            471,613             29,975
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                           330,841            475,132            479,416            482,031
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    593,324          1,664,743            325,423            799,617
   Cost of units redeemed                         (861,039)        (5,824,582)          (160,519)          (716,006)
   Net transfers                                   102,019           (485,174)         2,916,717            349,103
   Contract maintenance charge                        (805)            (4,762)              (245)              (644)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                (166,501)        (4,649,775)         3,081,376            432,070
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                  164,340         (4,174,643)         3,560,792            914,101
Net assets at beginning of period                3,310,365         19,976,647            900,848          3,013,085
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   3,474,705      $  15,802,004      $   4,461,640      $   3,927,186
                                             =============      =============      =============      =============



ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       93,302            238,501             47,920             81,406
   Units redeemed                                 (133,972)          (834,741)           (23,284)           (73,503)
   Units transferred                                16,387            (69,514)           417,497             36,419
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding           (24,283)          (665,754)           442,133             44,322
Beginning units                                    526,805          2,876,751            139,057            328,177
                                             -------------      -------------      -------------      -------------
Ending units                                       502,522          2,210,997            581,190            372,499
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                     Money                            Short Term              Small
                                                    Market               REIT             Income         Cap Growth
                                                      Fund               Fund               Fund               Fund
                                                 (Class 2)          (Class 2)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $      89,751      $       6,449      $     112,196      $     (17,263)

   Net realized gains (losses)                           0            125,457           (101,507)            34,024
   Change in net unrealized appreciation
      (depreciation) of investments                      0            275,786             85,641             23,535
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                            89,751            407,692             96,330             40,296
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                  5,394,565            369,000             20,263            124,076
   Cost of units redeemed                       (3,875,010)           (70,030)        (2,182,543)          (246,685)
   Net transfers                                (2,145,793)           635,034            144,501             10,038
   Contract maintenance charge                      (1,291)              (340)            (1,706)              (235)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                (627,529)           933,664         (2,019,485)          (112,806)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                 (537,778)         1,341,356         (1,923,155)           (72,510)
Net assets at beginning of period                3,261,968            953,457          5,083,545          1,067,052
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   2,724,190      $   2,294,813      $   3,160,390      $     994,542
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      940,074             19,278              3,092             17,940
   Units redeemed                                 (674,286)            (3,717)          (337,664)           (37,516)
   Units transferred                              (370,919)            33,786             21,937                904
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding          (105,131)            49,347           (312,635)           (18,672)
Beginning units                                    573,706             58,819            792,896            166,608
                                             -------------      -------------      -------------      -------------
Ending units                                       468,575            108,166            480,261            147,936
                                             =============      =============      =============      =============

                                                                                            U.S.
                                                     Small          Strategic         Government         West Coast
                                                 Cap Value             Growth         Securities             Equity
                                                      Fund          Portfolio               Fund               Fund
                                                  (Class 2)         (Class 2)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $        (747)     $    (179,100)     $     187,217      $    (153,891)

   Net realized gains (losses)                      10,345            501,821           (192,461)           599,584
   Change in net unrealized appreciation
      (depreciation) of investments                  9,866          2,351,961            120,446            765,704
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                            19,464          2,674,682            115,202          1,211,397
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    152,268          7,679,616            206,075          2,303,405
   Cost of units redeemed                          (10,934)        (2,912,384)        (3,764,957)        (2,074,537)
   Net transfers                                    84,698          1,569,659           (226,472)         2,885,327
   Contract maintenance charge                         (77)            (4,250)            (4,533)            (2,382)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                 225,955          6,332,641         (3,789,887)         3,111,813
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                  245,419          9,007,323         (3,674,685)         4,323,210
Net assets at beginning of period                   14,625         20,280,840          8,703,199         10,079,033
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $     260,044      $  29,288,163      $   5,028,514      $  14,402,243
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       14,883            708,481             32,192            198,637
   Units redeemed                                   (1,027)          (265,809)          (591,941)          (178,092)
   Units transferred                                 8,220            141,140            (35,665)           249,412
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding            22,076            583,812           (595,414)           269,957
Beginning units                                      1,465          1,933,183          1,364,116            904,287
                                             -------------      -------------      -------------      -------------
Ending units                                        23,541          2,516,995            768,702          1,174,244
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                  Columbia           Columbia           Columbia
                                                     Asset              Large              Small           Columbia
                                                Allocation          Cap Value            Company         High Yield
                                                     Fund,              Fund,       Growth Fund,              Fund,
                                                  Variable           Variable           Variable           Variable
                                                    Series             Series             Series             Series
                                                 (Class A)          (Class A)          (Class A)          (Class A)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $      42,222      $     111,916      $     (63,462)     $     260,160

   Net realized gains (losses)                     171,898            810,976            910,537            658,169
   Change in net unrealized appreciation
      (depreciation) of investments               (115,410)           164,332           (435,603)         1,764,612
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                            98,710          1,087,224            411,472          2,682,941
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                          0            612,275            107,800          3,136,792
   Cost of units redeemed                          (68,682)          (628,591)          (261,657)        (3,329,689)
   Net transfers                                   (45,648)          (207,065)          (181,169)        (1,146,577)
   Contract maintenance charge                        (278)              (919)              (417)            (3,100)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                (114,608)          (224,300)          (335,443)        (1,342,574)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                  (15,898)           862,924             76,029          1,340,367
Net assets at beginning of period                1,389,269          6,780,888          3,985,116         29,412,528
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   1,373,371      $   7,643,812      $   4,061,145      $  30,752,895
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                            0             51,035              9,067            209,952
   Units redeemed                                   (6,390)           (52,882)           (22,225)          (223,946)
   Units transferred                                (4,230)           (16,614)           (15,798)           (77,510)
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding           (10,620)           (18,461)           (28,956)           (91,504)
Beginning units                                    132,012            599,870            366,653          2,033,900
                                             -------------      -------------      -------------      -------------
Ending units                                       121,392            581,409            337,697          1,942,396
                                             =============      =============      =============      =============

                                                  Columbia
                                                   Marsico           Columbia           Columbia           Columbia
                                                   Focused            Marsico            Marsico            Mid Cap
                                                  Equities             Growth       21st Century             Growth
                                                     Fund,              Fund,              Fund,              Fund,
                                                  Variable           Variable           Variable           Variable
                                                    Series             Series             Series             Series
                                                 (Class A)          (Class A)          (Class A)          (Class A)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (1,100,964)     $    (100,306)     $     (25,031)     $     (33,020)

   Net realized gains (losses)                   1,752,886            180,727             99,423            150,895
   Change in net unrealized appreciation
      (depreciation) of investments              4,205,167            197,092            223,990            182,013
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                         4,857,089            277,513            298,382            299,888
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 13,819,279            397,962            132,300             21,782
   Cost of units redeemed                       (6,996,048)          (676,771)           (40,589)          (132,230)
   Net transfers                                 4,784,906             65,744            241,745             69,946
   Contract maintenance charge                      (7,335)              (762)              (166)              (290)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              11,600,802           (213,827)           333,290            (40,792)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               16,457,891             63,686            631,672            259,096
Net assets at beginning of period               62,097,834          6,596,770          1,520,921          1,906,504
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $  78,555,725      $   6,660,456      $   2,152,593      $   2,165,600
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,233,225             39,179              8,867              2,263
   Units redeemed                                 (621,938)           (66,754)            (2,742)           (14,510)
   Units transferred                               428,481              5,860             16,189              8,260
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding         1,039,768            (21,715)            22,314             (3,987)
Beginning units                                  5,556,354            651,793            111,169            228,270
                                             -------------      -------------      -------------      -------------
Ending units                                     6,596,122            630,078            133,483            224,283
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                  Columbia
                                                   Marsico
                                             International
                                             Opportunities
                                                     Fund,              Asset             Global
                                                  Variable         Allocation             Growth             Growth
                                                    Series               Fund               Fund               Fund
                                                 (Class B)          (Class 2)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     (91,741)     $   1,012,001      $  (2,924,978)     $  (4,917,354)

   Net realized gains (losses)                     596,443          4,097,070          5,486,056         15,644,798
   Change in net unrealized appreciation
      (depreciation) of investments                902,032         11,837,780         69,138,605         47,402,404
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                         1,406,734         16,946,851         71,699,683         58,129,848
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    576,060          1,826,054         88,189,273        115,871,915
   Cost of units redeemed                         (566,387)       (20,261,285)       (36,548,217)       (61,686,736)
   Net transfers                                   (90,459)        21,627,229         86,275,882         77,270,559
   Contract maintenance charge                        (864)           (50,992)           (73,801)          (132,610)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                 (81,650)         3,141,006        137,843,137        131,323,128
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                1,325,084         20,087,857        209,542,820        189,452,976
Net assets at beginning of period                6,614,879        129,113,737        312,995,114        605,616,325
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   7,939,963      $ 149,201,594      $ 522,537,934      $ 795,069,301
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       33,201            120,547          4,472,031          6,069,253
   Units redeemed                                  (32,944)        (1,336,102)        (1,842,113)        (3,221,284)
   Units transferred                                (4,620)         1,427,707          4,357,275          4,010,371
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding            (4,363)           212,152          6,987,193          6,858,340
Beginning units                                    411,931          9,064,421         17,105,037         32,609,118
                                             -------------      -------------      -------------      -------------
Ending units                                       407,568          9,276,573         24,092,230         39,467,458
                                             =============      =============      =============      =============

                                                    Growth              Asset               Cash
                                                    Income         Allocation         Management             Growth
                                                      Fund               Fund               Fund               Fund
                                                 (Class 2)          (Class 3)          (Class 3)          (Class 3)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     712,339      $     651,145      $     150,063      $  (2,518,625)

   Net realized gains (losses)                  24,122,503          1,608,219            248,773          4,833,899
   Change in net unrealized appreciation
      (depreciation) of investments             62,706,918          7,293,461            170,497         36,788,689
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                        87,541,760          9,552,825            569,333         39,103,963
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 94,294,948            637,159            170,627          2,736,753
   Cost of units redeemed                      (67,873,045)       (11,222,331)       (10,646,705)       (73,070,864)
   Net transfers                                69,266,374          1,124,377         12,417,021        (13,721,863)
   Contract maintenance charge                    (146,833)           (26,523)            (8,907)          (156,745)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              95,541,444         (9,487,318)         1,932,036        (84,212,719)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets              183,083,204             65,507          2,501,369        (45,108,756)
Net assets at beginning of period              601,415,194         75,989,381         15,694,797        496,145,405
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $ 784,498,398      $  76,054,888      $  18,196,166      $ 451,036,649
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    5,586,999             14,548              7,897             15,973
   Units redeemed                               (4,018,608)          (251,848)          (497,509)          (424,382)
   Units transferred                             4,064,132             26,497            580,877            (80,709)
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding         5,632,523           (210,803)            91,265           (489,118)
Beginning units                                 37,438,659          1,812,146            745,114          2,965,878
                                             -------------      -------------      -------------      -------------
Ending units                                    43,071,182          1,601,343            836,379          2,476,760
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                               U.S.
                                                                                                        Government/
                                                   Growth-        High-Income                             AAA-Rated
                                                    Income               Bond      International         Securities
                                                      Fund               Fund               Fund               Fund
                                                 (Class 3)          (Class 3)          (Class 3)          (Class 3)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     977,346      $   1,591,913      $     364,066      $     807,494

   Net realized gains (losses)                   9,361,075         (1,316,843)         3,160,996         (1,033,960)
   Change in net unrealized appreciation
      (depreciation) of investments             48,688,744          2,824,444         15,067,440            954,473
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                        59,027,165          3,099,514         18,592,502            728,007
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                  2,634,684            134,118            707,923            237,992
   Cost of units redeemed                      (69,216,550)        (6,790,378)       (16,007,937)        (6,171,650)
   Net transfers                                (3,726,649)           251,566          3,716,476         (1,693,050)
   Contract maintenance charge                    (168,828)           (13,891)           (37,267)           (12,600)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions             (70,477,343)        (6,418,585)       (11,620,805)        (7,639,308)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets              (11,450,178)        (3,319,071)         6,971,697         (6,911,301)
Net assets at beginning of period              469,155,690         36,815,196        113,464,916         38,870,364
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $ 457,705,512      $  33,496,125      $ 120,436,613      $  31,959,063
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       21,768              2,210             15,781              7,642
   Units redeemed                                 (564,667)          (104,686)          (351,078)          (197,660)
   Units transferred                               (30,744)             4,281             77,204            (55,348)
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding          (573,643)           (98,195)          (258,093)          (245,366)
Beginning units                                  4,017,990            587,965          2,663,104          1,242,128
                                             -------------      -------------      -------------      -------------
Ending units                                     3,444,347            489,770          2,405,011            996,762
                                             =============      =============      =============      =============


                                                                                            BB&T
                                                    Growth            Mid Cap            Capital
                                                and Income              Value            Manager               BB&T
                                                 Portfolio          Portfolio         Equity VIF      Large Cap VIF
                                                (Class VC)         (Class VC)          Portfolio          Portfolio
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    (411,119)     $  (1,128,838)     $      (4,636)     $      (3,723)

   Net realized gains (losses)                  10,743,885         12,142,184             82,481              1,322
   Change in net unrealized appreciation
      (depreciation) of investments             20,672,859         (1,229,974)           200,718            171,215
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                        31,005,625          9,783,372            278,563            168,814
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 17,973,348          1,021,516          2,412,800            718,850
   Cost of units redeemed                      (19,077,607)       (15,633,517)          (155,621)           (14,711)
   Net transfers                                27,962,988        (10,427,213)           983,847          1,163,019
   Contract maintenance charge                     (48,528)           (38,550)               (30)               (54)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              26,810,201        (25,077,764)         3,240,996          1,867,104
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               57,815,826        (15,294,392)         3,519,559          2,035,918
Net assets at beginning of period              188,203,284        113,685,375             35,013            138,082
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $ 246,019,110      $  98,390,983      $   3,554,572      $   2,174,000
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,410,321             72,736            219,815             63,084
   Units redeemed                               (1,493,769)        (1,117,504)           (13,728)            (1,242)
   Units transferred                             2,182,281           (764,595)            88,439             99,394
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding         2,098,833         (1,809,363)           294,526            161,236
Beginning units                                 15,827,941          8,338,434              3,383             13,166
                                             -------------      -------------      -------------      -------------
Ending units                                    17,926,774          6,529,071            297,909            174,402
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                      BB&T
                                                    BB&T             BB&T          Special             BB&T
                                               Large Cap          Mid Cap    Opportunities     Total Return
                                              Growth VIF       Growth VIF       Equity VIF         Bond VIF
                                               Portfolio        Portfolio        Portfolio        Portfolio
                                             -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    (1,045)     $   (16,301)     $   (24,688)     $    41,485

   Net realized gains (losses)                       696           74,305           97,318             (105)
   Change in net unrealized appreciation
      (depreciation) of investments               10,423          (31,730)         296,921           11,430
                                             -----------      -----------      -----------      -----------
      Increase (decrease) in net assets
         from operations                          10,074           26,274          369,551           52,810
                                             -----------      -----------      -----------      -----------

From capital transactions:
   Net proceeds from units sold                  168,624          863,326        1,272,388        1,056,682
   Cost of units redeemed                           (809)         (40,221)         (54,603)         (57,456)
   Net transfers                                  30,052        1,255,974        1,513,579        1,750,314
   Contract maintenance charge                       (34)             (45)             (78)             (32)
                                             -----------      -----------      -----------      -----------
      Increase (decrease) in net assets
         from capital transactions               197,833        2,079,034        2,731,286        2,749,508
                                             -----------      -----------      -----------      -----------

Increase (decrease) in net assets                207,907        2,105,308        3,100,837        2,802,318
Net assets at beginning of period                 17,602          237,746          248,845          268,549
                                             -----------      -----------      -----------      -----------
Net assets at end of period                  $   225,509      $ 2,343,054      $ 3,349,682      $ 3,070,867
                                             ===========      ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     16,744           79,798          111,769          105,566
   Units redeemed                                    (83)          (3,737)          (4,740)          (5,686)
   Units transferred                               2,928          117,156          132,160          174,088
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding          19,589          193,217          239,189          273,968
Beginning units                                    1,703           22,213           24,009           26,825
                                             -----------      -----------      -----------      -----------
Ending units                                      21,292          215,430          263,198          300,793
                                             ===========      ===========      ===========      ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005

                                                                                                     Government
                                                                    Asset            Capital                and
                                                               Allocation       Appreciation       Quality Bond              Growth
                                                                Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 1)          (Class 1)          (Class 1)           (Class 1)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ 4,906,475       $ (9,485,906)       $ 7,605,643        $ (2,229,428)
     Net realized gains (losses)                                5,524,557        (24,442,430)           529,074           6,402,404
     Change in net unrealized appreciation
         (depreciation) of investments                            537,384        102,073,405         (4,523,316)         12,560,723
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   10,968,416         68,145,069          3,611,401          16,733,699
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                               2,626,862          4,450,785          2,541,426           2,395,794
     Cost of units redeemed                                   (63,386,744)      (113,900,031)       (59,071,664)        (50,098,822)
     Net transfers                                            (10,616,268)       (51,950,786)        (1,212,149)        (21,208,517)
     Contract maintenance charge                                 (136,796)          (332,963)          (114,348)           (131,196)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (71,512,946)      (161,732,995)       (57,856,735)        (69,042,741)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (60,544,530)       (93,587,926)       (54,245,334)        (52,309,042)
Net assets at beginning of period                             382,278,134        851,237,491        368,063,059         375,237,336
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 321,733,604      $ 757,649,565      $ 313,817,725       $ 322,928,294
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   118,115            127,222            147,702              81,727
     Units redeemed                                            (2,826,122)        (3,178,153)        (3,489,093)         (1,708,744)
     Units transferred                                           (475,810)        (1,467,657)           (76,214)           (746,012)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                       (3,183,817)        (4,518,588)        (3,417,605)         (2,373,029)
Beginning units                                                17,122,617         24,027,428         21,889,014          12,878,108
                                                            ------------------------------------------------------------------------
Ending units                                                   13,938,800         19,508,840         18,471,409          10,505,079
                                                            ========================================================================

                                                                                                                         Government
                                                                  Natural              Asset            Capital                 and
                                                                Resources         Allocation       Appreciation        Quality Bond
                                                                Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 1)          (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ (1,497,116)         $ 227,813       $ (1,679,126)        $ 2,822,381
     Net realized gains (losses)                               16,137,118            364,681          3,281,827            (522,884)
     Change in net unrealized appreciation
         (depreciation) of investments                         39,059,548            (59,988)         9,629,243          (1,203,279)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   53,699,550            532,506         11,231,944           1,096,218
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                 839,085            307,578          2,352,670           1,858,238
     Cost of units redeemed                                   (21,323,726)        (1,496,415)        (8,972,319)        (10,982,257)
     Net transfers                                             32,884,334            (84,727)        (2,091,593)          3,368,293
     Contract maintenance charge                                  (46,824)            (2,933)           (21,785)            (21,419)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         12,352,869         (1,276,497)        (8,733,027)         (5,777,145)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              66,052,419           (743,991)         2,498,917          (4,680,927)
Net assets at beginning of period                             113,436,088         18,384,242        123,237,079         129,395,172
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 179,488,507       $ 17,640,251      $ 125,735,996       $ 124,714,245
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    25,276             13,860             64,908             109,814
     Units redeemed                                              (641,662)           (67,580)          (247,890)           (650,097)
     Units transferred                                          1,028,366             (4,343)           (57,543)            198,044
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                          411,980            (58,063)          (240,525)           (342,239)
Beginning units                                                 4,139,858            829,438          3,423,701           7,672,011
                                                            ------------------------------------------------------------------------
Ending units                                                    4,551,838            771,375          3,183,176           7,329,772
                                                            ========================================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                     Natural              Asset             Capital
                                                                  Growth           Resources         Allocation        Appreciation
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 3)           (Class 3)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (604,033)         $ (324,141)         $ 188,379        $ (3,127,459)
     Net realized gains (losses)                               4,492,157           3,900,503             91,446             839,827
     Change in net unrealized appreciation
         (depreciation) of investments                           (55,923)          6,342,653            208,224          25,732,874
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   3,832,201           9,919,015            488,049          23,445,242
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              1,663,290             609,299          3,968,385          57,910,738
     Cost of units redeemed                                   (4,422,464)         (2,275,928)          (656,642)        (10,759,187)
     Net transfers                                            (1,782,954)          3,625,293          1,357,332          23,616,606
     Contract maintenance charge                                 (12,458)             (4,489)            (1,797)            (31,722)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (4,554,586)          1,954,175          4,667,278          70,736,435
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                               (722,385)         11,873,190          5,155,327          94,181,677
Net assets at beginning of period                             77,079,482          21,312,223         11,903,503         168,649,045
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 76,357,097        $ 33,185,413       $ 17,058,830       $ 262,830,722
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   56,614              18,510            179,567           1,614,864
     Units redeemed                                             (151,510)            (68,325)           (29,603)           (299,151)
     Units transferred                                           (62,939)            115,885             61,219             666,688
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (157,835)             66,070            211,183           1,982,401
Beginning units                                                2,657,729             781,704            539,411           4,699,455
                                                            ------------------------------------------------------------------------
Ending units                                                   2,499,894             847,774            750,594           6,681,856
                                                            ========================================================================

                                                              Government
                                                                     and                                Natural          Aggressive
                                                            Quality Bond              Growth          Resources              Growth
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 1)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ 5,692,756        $ (1,066,079)        $ (470,766)       $ (1,940,361)
     Net realized gains (losses)                                (270,695)          5,065,806          3,659,438          (8,442,103)
     Change in net unrealized appreciation
         (depreciation) of investments                        (3,501,447)          2,993,470         10,019,415          19,033,014
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,920,614           6,993,197         13,208,087           8,650,550
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             56,483,504          32,490,921         17,954,499             853,006
     Cost of units redeemed                                  (18,755,902)         (7,324,328)        (1,964,464)        (18,925,764)
     Net transfers                                            38,478,568          14,473,114          7,621,267         (12,496,855)
     Contract maintenance charge                                 (37,895)            (20,314)            (4,080)            (75,626)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        76,168,275          39,619,393         23,607,222         (30,645,239)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             78,088,889          46,612,590         36,815,309         (21,994,689)
Net assets at beginning of period                            214,338,476          99,754,464         21,183,866         143,920,224
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 292,427,365       $ 146,367,054       $ 57,999,175       $ 121,925,535
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                3,346,355           1,117,351            532,100              56,253
     Units redeemed                                           (1,112,455)           (250,851)           (58,645)         (1,251,778)
     Units transferred                                         2,276,401             495,537            235,228            (846,402)
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       4,510,301           1,362,037            708,683          (2,041,927)
Beginning units                                               12,740,224           3,447,573            779,599           9,797,972
                                                           -------------------------------------------------------------------------
Ending units                                                  17,250,525           4,809,610          1,488,282           7,756,045
                                                           ========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                Alliance           Blue Chip               Cash           Corporate
                                                                  Growth              Growth         Management                Bond
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (7,670,110)         $ (221,718)        $ (741,424)        $ 5,402,853
     Net realized gains (losses)                             (67,439,365)           (208,539)           530,577           1,183,592
     Change in net unrealized appreciation
         (depreciation) of investments                       162,956,041             643,706          2,030,683          (5,989,902)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  87,846,566             213,449          1,819,836             596,543
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              3,746,875             243,270          4,994,924           1,905,783
     Cost of units redeemed                                 (101,091,066)         (3,692,553)       (70,290,488)        (28,760,638)
     Net transfers                                           (62,410,159)          2,283,454         49,920,954           6,235,031
     Contract maintenance charge                                (397,192)             (9,765)           (65,852)            (56,053)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                      (160,151,542)         (1,175,594)       (15,440,462)        (20,675,877)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            (72,304,976)           (962,145)       (13,620,626)        (20,079,334)
Net assets at beginning of period                            749,771,483          25,017,804        135,050,861         194,730,836
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 677,466,507        $ 24,055,659      $ 121,430,235       $ 174,651,502
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  129,719              41,469            387,469             110,950
     Units redeemed                                           (3,433,802)           (628,316)        (5,461,199)         (1,682,204)
     Units transferred                                        (2,201,358)            388,397          3,894,884             362,873
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                      (5,505,441)           (198,450)        (1,178,846)         (1,208,381)
Beginning units                                               25,978,046           4,146,996         10,546,190          11,355,796
                                                           -------------------------------------------------------------------------
Ending units                                                  20,472,605           3,948,546          9,367,344          10,147,415
                                                           =========================================================================

                                                                   Davis                                                  Federated
                                                                 Venture           "Dogs" of           Emerging            American
                                                                   Value         Wall Street            Markets             Leaders
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                         ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (8,728,365)          $ 474,340       $ (1,159,036)          $ (64,678)
     Net realized gains (losses)                              60,947,206           2,126,374          6,246,208           3,568,665
     Change in net unrealized appreciation
         (depreciation) of investments                        78,341,301          (5,856,712)        25,703,699             202,621
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                 130,560,142          (3,255,998)        30,790,871           3,706,608
                                                         ---------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              7,981,478             266,800            438,627             730,466
     Cost of units redeemed                                 (244,857,696)        (11,292,034)       (13,550,784)        (23,938,250)
     Net transfers                                           (54,064,560)         (9,052,810)        15,708,476         (12,083,998)
     Contract maintenance charge                                (662,773)            (30,910)           (40,032)            (59,421)
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                      (291,603,551)        (20,108,954)         2,556,287         (35,351,203)
                                                         ---------------------------------------------------------------------------
Increase (decrease) in net assets                           (161,043,409)        (23,364,952)        33,347,158         (31,644,595)
Net assets at beginning of period                          1,657,605,750          78,877,465         88,049,372         157,581,658
                                                         ---------------------------------------------------------------------------
Net assets at end of period                              $ 1,496,562,341        $ 55,512,513      $ 121,396,530       $ 125,937,063
                                                         ===========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  250,139              24,258             36,041              41,684
     Units redeemed                                           (7,606,410)         (1,036,312)        (1,100,735)         (1,362,119)
     Units transferred                                        (1,661,534)           (826,301)         1,227,838            (691,628)
                                                         ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                      (9,017,805)         (1,838,355)           163,144          (2,012,063)
Beginning units                                               52,961,565           6,929,443          7,976,447           8,953,274
                                                         ---------------------------------------------------------------------------
Ending units                                                  43,943,760           5,091,088          8,139,591           6,941,211
                                                         ===========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                        Goldman
                                                                  Global              Global              Sachs             Growth-
                                                                    Bond            Equities           Research              Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ 1,279,001        $ (2,135,879)        $ (174,273)       $ (6,002,812)
     Net realized gains (losses)                               1,423,365          (3,630,811)           162,913           3,500,680
     Change in net unrealized appreciation
         (depreciation) of investments                          (286,674)         27,579,907            188,828          29,956,649
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   2,415,692          21,813,217            177,468          27,454,517
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                667,875             995,147             46,534           3,526,012
     Cost of units redeemed                                  (13,317,033)        (26,576,279)        (2,003,109)        (99,886,481)
     Net transfers                                             4,877,623          (5,641,350)        (2,290,668)        (69,977,124)
     Contract maintenance charge                                 (23,637)            (78,878)            (5,463)           (278,394)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (7,795,172)        (31,301,360)        (4,252,706)       (166,615,987)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (5,379,480)         (9,488,143)        (4,075,238)       (139,161,470)
Net assets at beginning of period                             82,766,021         185,921,956         18,976,094         699,908,679
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 77,386,541       $ 176,433,813       $ 14,900,856       $ 560,747,209
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   38,659              57,207              6,805             133,001
     Units redeemed                                             (768,566)         (1,510,013)          (293,111)         (3,588,521)
     Units transferred                                           281,982            (353,996)          (340,442)         (2,511,101)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (447,925)         (1,806,802)          (626,748)         (5,966,621)
Beginning units                                                4,872,325          10,797,429          2,722,190          24,966,616
                                                            ------------------------------------------------------------------------
Ending units                                                   4,424,400           8,990,627          2,095,442          18,999,995
                                                            ========================================================================

                                                                                                  International       International
                                                                  Growth          High-Yield        Diversified              Growth
                                                           Opportunities                Bond           Equities            & Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (241,064)       $ 14,897,936          $ (71,708)       $ (1,391,889)
     Net realized gains (losses)                                  43,503           7,497,901          2,416,686           8,812,277
     Change in net unrealized appreciation
         (depreciation) of investments                         1,044,156          (7,202,286)        13,450,582          16,476,166
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     846,595          15,193,551         15,795,560          23,896,554
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                149,554           1,073,830            713,310             856,706
     Cost of units redeemed                                   (2,454,230)        (34,424,799)       (23,093,222)        (32,049,478)
     Net transfers                                            (1,991,090)        (23,333,051)        (1,945,449)           (311,877)
     Contract maintenance charge                                  (8,909)            (65,032)           (52,186)            (76,357)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (4,304,675)        (56,749,052)       (24,377,547)        (31,581,006)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             (3,458,080)        (41,555,501)        (8,581,987)         (7,684,452)
Net assets at beginning of period                             18,188,614         235,859,948        151,934,480         217,669,286
                                                           -------------------------------------------------------------------------
Net assets at end of period                                 $ 14,730,534       $ 194,304,447      $ 143,352,493       $ 209,984,834
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   30,786              57,915             66,805              61,484
     Units redeemed                                             (513,049)         (1,927,896)        (2,144,620)         (2,357,061)
     Units transferred                                          (415,028)         (1,270,524)          (168,949)             58,562
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (897,291)         (3,140,505)        (2,246,764)         (2,237,015)
Beginning units                                                3,801,186          13,555,787         14,219,830          16,230,640
                                                           -------------------------------------------------------------------------
Ending units                                                   2,903,895          10,415,282         11,973,066          13,993,625
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                         MFS
                                                                               Massachusetts                MFS
                                                                 Marsico           Investors            Mid-Cap                 MFS
                                                                  Growth               Trust             Growth        Total Return
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (977,223)       $ (1,341,057)      $ (1,962,724)        $ 2,923,059
     Net realized gains (losses)                               2,856,074          (3,037,667)       (16,899,434)         34,895,753
     Change in net unrealized appreciation
         (depreciation) of investments                         3,520,398          14,239,214         19,298,078         (30,523,000)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   5,399,249           9,860,490            435,920           7,295,812
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                424,903             951,058            805,604           3,776,570
     Cost of units redeemed                                   (8,209,064)        (24,052,360)       (17,500,402)        (75,582,125)
     Net transfers                                             5,106,549         (13,155,121)       (17,053,865)          5,999,623
     Contract maintenance charge                                 (19,317)            (79,418)           (63,294)           (182,818)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (2,696,929)        (36,335,841)       (33,811,957)        (65,988,750)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              2,702,320         (26,475,351)       (33,376,037)        (58,692,938)
Net assets at beginning of period                             65,643,534         192,713,777        154,117,911         547,419,678
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 68,345,854       $ 166,238,426      $ 120,741,874       $ 488,726,740
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   40,659              48,120             80,762             150,916
     Units redeemed                                             (778,518)         (1,203,258)        (1,725,648)         (3,028,451)
     Units transferred                                           453,096            (659,598)        (1,691,260)            249,659
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (284,763)         (1,814,736)        (3,336,146)         (2,627,876)
Beginning units                                                6,278,390           9,734,051         14,652,379          22,025,002
                                                            ------------------------------------------------------------------------
Ending units                                                   5,993,627           7,919,315         11,316,233          19,397,126
                                                            ========================================================================

                                                                  Putnam
                                                                 Growth:                Real         SunAmerica
                                                                 Voyager              Estate           Balanced          Technology
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (1,637,090)          $ 555,375        $ 1,238,680          $ (343,220)
     Net realized gains (losses)                             (17,729,061)         24,212,889         (6,905,989)           (610,399)
     Change in net unrealized appreciation
         (depreciation) of investments                        25,635,157         (10,483,792)         5,687,488             248,634
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   6,269,006          14,284,472             20,179            (704,985)
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              1,236,336             623,914            988,552             219,033
     Cost of units redeemed                                  (27,066,108)        (21,698,967)       (24,547,032)         (3,141,624)
     Net transfers                                           (19,778,893)         (9,510,187)       (16,568,255)         (1,831,048)
     Contract maintenance charge                                (107,258)            (48,082)           (97,469)            (10,973)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                       (45,715,923)        (30,633,322)       (40,224,204)         (4,764,612)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            (39,446,917)        (16,348,850)       (40,204,025)         (5,469,597)
Net assets at beginning of period                            198,871,321         152,120,150        181,055,953          26,583,352
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 159,424,404       $ 135,771,300      $ 140,851,928        $ 21,113,755
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   70,708              29,757             67,821              93,537
     Units redeemed                                           (1,568,058)           (998,474)        (1,665,215)         (1,350,743)
     Units transferred                                        (1,157,955)           (456,128)        (1,123,690)           (821,336)
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                      (2,655,305)         (1,424,845)        (2,721,084)         (2,078,542)
Beginning units                                               11,438,565           7,121,147         12,147,521          10,833,574
                                                           -------------------------------------------------------------------------
Ending units                                                   8,783,260           5,696,302          9,426,437           8,755,032
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                 Telecom           Worldwide         Aggressive            Alliance
                                                                 Utility         High Income             Growth              Growth
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 957,686         $ 3,836,646         $ (195,511)         $ (871,205)
     Net realized gains (losses)                              (1,449,089)         (1,954,264)           696,853           1,226,876
     Change in net unrealized appreciation
         (depreciation) of investments                         2,262,314           1,538,480            354,070           8,997,169
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,770,911           3,420,862            855,412           9,352,840
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                206,255             391,221            157,846           1,596,800
     Cost of units redeemed                                   (6,110,819)        (12,222,932)          (829,075)         (4,637,491)
     Net transfers                                            (2,900,958)           (560,599)            62,551          (1,116,723)
     Contract maintenance charge                                 (16,869)            (23,395)            (2,653)            (15,392)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (8,822,391)        (12,415,705)          (611,331)         (4,172,806)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (7,051,480)         (8,994,843)           244,081           5,180,034
Net assets at beginning of period                             41,052,332          69,072,552         12,961,719          68,896,859
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 34,000,852        $ 60,077,709       $ 13,205,800        $ 74,076,893
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   17,313              20,453             10,707              56,500
     Units redeemed                                             (514,343)           (642,728)           (55,817)           (159,032)
     Units transferred                                          (246,713)            (29,832)             3,531             (46,638)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (743,743)           (652,107)           (41,579)           (149,170)
Beginning units                                                3,533,027           3,683,254            886,233           2,394,953
                                                            ------------------------------------------------------------------------
Ending units                                                   2,789,284           3,031,147            844,654           2,245,783
                                                            ========================================================================

                                                                                                                              Davis
                                                               Blue Chip                Cash          Corporate             Venture
                                                                  Growth          Management               Bond               Value
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (128,305)         $ (400,838)       $ 1,543,617        $ (1,361,513)
     Net realized gains (losses)                                 255,297             144,298            217,844           4,879,835
     Change in net unrealized appreciation
         (depreciation) of investments                           (72,337)            747,984         (1,666,353)         13,041,892
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                      54,655             491,444             95,108          16,560,214
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                126,940           3,167,232            888,563           2,839,617
     Cost of units redeemed                                     (983,256)        (15,153,449)        (4,291,995)        (12,750,675)
     Net transfers                                              (690,707)          5,383,391          2,692,154            (597,727)
     Contract maintenance charge                                  (2,266)             (8,622)            (7,383)            (33,227)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (1,549,289)         (6,611,448)          (718,661)        (10,542,012)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (1,494,634)         (6,120,004)          (623,553)          6,018,202
Net assets at beginning of period                             12,287,985          48,330,416         54,193,855         196,647,275
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 10,793,351        $ 42,210,412       $ 53,570,302       $ 202,665,477
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   21,979             247,863             52,333              89,114
     Units redeemed                                             (167,555)         (1,184,331)          (252,916)           (396,314)
     Units transferred                                          (119,580)            422,768            158,088             (21,024)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (265,156)           (513,700)           (42,495)           (328,224)
Beginning units                                                2,058,214           3,787,733          3,178,532           6,279,634
                                                            ------------------------------------------------------------------------
Ending units                                                   1,793,058           3,274,033          3,136,037           5,951,410
                                                            ========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                      Federated
                                                               "Dogs" of            Emerging           American             Foreign
                                                             Wall Street             Markets            Leaders               Value
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 137,444          $ (214,982)         $ (33,427)         $ (946,435)
     Net realized gains (losses)                                 345,283           1,295,154            595,572           1,173,763
     Change in net unrealized appreciation
         (depreciation) of investments                        (1,372,848)          3,920,738            (38,480)          4,903,405
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                    (890,121)          5,000,910            523,665           5,130,733
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                236,251             336,898            204,372           1,621,911
     Cost of units redeemed                                   (1,199,911)         (1,146,080)        (1,315,407)         (3,341,546)
     Net transfers                                              (450,614)          2,035,092         (1,112,880)          4,087,285
     Contract maintenance charge                                  (3,215)             (2,909)            (3,711)             (9,686)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (1,417,489)          1,223,001         (2,227,626)          2,357,964
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (2,307,610)          6,223,911         (1,703,961)          7,488,697
Net assets at beginning of period                             20,381,063          13,164,866         20,723,558          58,239,499
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 18,073,453        $ 19,388,777       $ 19,019,597        $ 65,728,196
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   21,501              27,179             12,029             109,206
     Units redeemed                                             (110,774)            (93,256)           (75,254)           (223,687)
     Units transferred                                           (41,051)            176,816            (64,663)            279,437
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (130,324)            110,739           (127,888)            164,956
Beginning units                                                1,799,526           1,201,940          1,184,869           3,958,903
                                                            ------------------------------------------------------------------------
Ending units                                                   1,669,202           1,312,679          1,056,981           4,123,859
                                                            ========================================================================

                                                                                                        Goldman
                                                                  Global              Global              Sachs             Growth-
                                                                    Bond            Equities           Research              Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 273,604          $ (166,098)         $ (69,678)         $ (429,439)
     Net realized gains (losses)                                 230,782             382,643            230,122           1,149,191
     Change in net unrealized appreciation
         (depreciation) of investments                           (83,466)          1,399,548            (78,154)          1,041,769
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     420,920           1,616,093             82,290           1,761,521
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                294,935             159,175             69,043             404,202
     Cost of units redeemed                                   (1,304,921)           (707,669)          (468,090)         (2,863,424)
     Net transfers                                             3,480,436           1,796,807           (348,477)         (3,700,653)
     Contract maintenance charge                                  (2,516)             (2,233)            (1,038)             (7,755)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         2,467,934           1,246,080           (748,562)         (6,167,630)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              2,888,854           2,862,173           (666,272)         (4,406,109)
Net assets at beginning of period                             13,981,610          11,374,003          6,144,254          40,777,284
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 16,870,464        $ 14,236,176        $ 5,477,982        $ 36,371,175
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   17,220               9,176             10,214              14,753
     Units redeemed                                              (75,683)            (40,195)           (69,397)           (103,329)
     Units transferred                                           201,274              97,042            (51,251)           (134,102)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                         142,811              66,023           (110,434)           (222,678)
Beginning units                                                  823,892             662,045            886,355           1,450,353
                                                            ------------------------------------------------------------------------
Ending units                                                     966,703             728,068            775,921           1,227,675
                                                            ========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                  International       International
                                                                  Growth          High-Yield        Diversified              Growth
                                                           Opportunities                Bond           Equities            & Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ (89,826)        $ 3,017,043          $ (57,105)         $ (266,866)
     Net realized gains (losses)                                 155,806           1,529,108          1,161,877           1,830,920
     Change in net unrealized appreciation
         (depreciation) of investments                           248,159          (1,933,134)         4,334,274           2,234,466
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     314,139           2,613,017          5,439,046           3,798,520
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                 61,053             480,722          1,065,043             263,020
     Cost of units redeemed                                     (403,575)         (3,035,538)        (2,606,714)         (2,961,968)
     Net transfers                                                61,824          (3,362,692)         3,456,526             743,099
     Contract maintenance charge                                  (1,352)             (4,725)            (8,262)             (4,264)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                          (282,050)         (5,922,233)         1,906,593          (1,960,113)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                                 32,089          (3,309,216)         7,345,639           1,838,407
Net assets at beginning of period                              5,980,833          40,928,981         45,428,670          31,636,685
                                                           -------------------------------------------------------------------------
Net assets at end of period                                  $ 6,012,922        $ 37,619,765       $ 52,774,309        $ 33,475,092
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   12,820              27,539             96,104              20,091
     Units redeemed                                              (84,666)           (169,705)          (240,285)           (216,768)
     Units transferred                                             8,753            (191,547)           310,039              59,319
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                         (63,093)           (333,713)           165,858            (137,358)
Beginning units                                                1,255,588           2,367,479          4,272,814           2,366,670
                                                           -------------------------------------------------------------------------
Ending units                                                   1,192,495           2,033,766          4,438,672           2,229,312
                                                           =========================================================================

                                                                                         MFS
                                                                               Massachusetts                MFS
                                                                 Marsico           Investors            Mid-Cap           MFS Total
                                                                  Growth               Trust             Growth              Return
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (692,145)         $ (251,846)        $ (759,961)          $ 637,285
     Net realized gains (losses)                               1,395,303             689,846          1,199,111           9,387,957
     Change in net unrealized appreciation
         (depreciation) of investments                         3,081,011           1,105,903            (85,109)         (8,252,939)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   3,784,169           1,543,903            354,041           1,772,303
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              1,373,255             299,847            695,129           1,485,627
     Cost of units redeemed                                   (2,633,403)         (1,968,914)        (3,853,001)        (12,079,135)
     Net transfers                                            (1,198,253)         (1,087,454)        (3,448,702)            (14,174)
     Contract maintenance charge                                  (6,393)             (4,699)            (9,258)            (25,142)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (2,464,794)         (2,761,220)        (6,615,832)        (10,632,824)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              1,319,375          (1,217,317)        (6,261,791)         (8,860,521)
Net assets at beginning of period                             45,145,301          28,561,412         54,442,777         150,291,875
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 46,464,676        $ 27,344,095       $ 48,180,986       $ 141,431,354
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  135,749              15,133             68,845              60,075
     Units redeemed                                             (252,044)            (98,684)          (380,575)           (485,664)
     Units transferred                                          (120,283)            (55,122)          (348,049)             (2,455)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (236,578)           (138,673)          (659,779)           (428,044)
Beginning units                                                4,341,358           1,445,629          5,169,271           6,025,338
                                                            ------------------------------------------------------------------------
Ending units                                                   4,104,780           1,306,956          4,509,492           5,597,294
                                                            ========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                 Putnam
                                                                Growth:                Real        Small & Mid          SunAmerica
                                                                Voyager              Estate          Cap Value            Balanced
                                                              Portfolio           Portfolio          Portfolio           Portfolio
                                                               (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (96,956)           $ 92,485         $ (716,434)          $ 137,178
     Net realized gains (losses)                                134,930           4,586,071          1,308,428             207,907
     Change in net unrealized appreciation
         (depreciation) of investments                          301,376          (1,381,069)         1,277,956            (371,061)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                    339,350           3,297,487          1,869,950             (25,976)
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                65,010             407,275            922,593             282,784
     Cost of units redeemed                                    (799,176)         (2,828,261)        (2,968,752)         (1,490,160)
     Net transfers                                              (66,393)         (2,231,307)         2,316,529          (1,470,219)
     Contract maintenance charge                                 (1,833)             (5,123)            (6,445)             (4,490)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (802,392)         (4,657,416)           263,925          (2,682,085)
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                              (463,042)         (1,359,929)         2,133,875          (2,708,061)
Net assets at beginning of period                             9,396,286          32,262,874         45,740,841          22,041,926
                                                            -----------------------------------------------------------------------
Net assets at end of period                                 $ 8,933,244        $ 30,902,945       $ 47,874,716        $ 19,333,865
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   3,783              19,603             57,983              19,167
     Units redeemed                                             (46,603)           (130,075)          (188,628)           (101,874)
     Units transferred                                           (4,880)           (101,989)           141,916            (101,959)
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                        (47,700)           (212,461)            11,271            (184,666)
Beginning units                                                 541,745           1,519,878          2,898,416           1,483,785
                                                            -----------------------------------------------------------------------
Ending units                                                    494,045           1,307,417          2,909,687           1,299,119
                                                            =======================================================================

                                                                                    Telecom          Worldwide          Aggressive
                                                             Technology             Utility        High Income              Growth
                                                              Portfolio           Portfolio          Portfolio           Portfolio
                                                               (Class 2)           (Class 2)          (Class 2)           (Class 3)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ (153,200)          $ 108,391          $ 459,898          $ (128,623)
     Net realized gains (losses)                                  5,508              85,083             76,574             398,013
     Change in net unrealized appreciation
         (depreciation) of investments                          (96,860)            (68,895)          (156,228)            208,369
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   (244,552)            124,579            380,244             477,759
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                               169,595              26,781             86,395           2,398,326
     Cost of units redeemed                                    (627,217)           (252,095)          (390,114)           (562,987)
     Net transfers                                               33,663             640,252             (2,435)          1,178,698
     Contract maintenance charge                                 (2,311)               (634)            (1,294)             (1,761)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (426,270)            414,304           (307,448)          3,012,276
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                              (670,822)            538,883             72,796           3,490,035
Net assets at beginning of period                            10,328,998           3,216,118          7,429,844           7,188,034
                                                            -----------------------------------------------------------------------
Net assets at end of period                                 $ 9,658,176         $ 3,755,001        $ 7,502,640        $ 10,678,069
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  75,415               2,195              4,645             158,549
     Units redeemed                                            (268,533)            (21,172)           (20,656)            (37,941)
     Units transferred                                           (3,388)             51,269             (1,145)             72,832
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                       (196,506)             32,292            (17,156)            193,440
Beginning units                                               4,237,386             278,545            398,777             493,564
                                                            -----------------------------------------------------------------------
Ending units                                                  4,040,880             310,837            381,621             687,004
                                                            =======================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                Alliance           Blue Chip               Cash           Corporate
                                                                  Growth              Growth         Management                Bond
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (1,198,647)         $ (101,712)      $ (1,032,430)        $ 3,557,599
     Net realized gains (losses)                                 776,225              88,620            460,703               1,591
     Change in net unrealized appreciation
         (depreciation) of investments                        14,115,045              98,890          1,652,578          (3,346,117)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  13,692,623              85,798          1,080,851             213,073
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             24,382,039           1,223,251         43,907,771          34,349,201
     Cost of units redeemed                                   (5,249,051)           (526,659)       (25,349,853)         (7,914,188)
     Net transfers                                             7,624,906           1,356,094         (9,714,882)         23,670,998
     Contract maintenance charge                                 (15,501)             (1,842)           (16,096)            (14,246)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        26,742,393           2,050,844          8,826,940          50,091,765
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             40,435,016           2,136,642          9,907,791          50,304,838
Net assets at beginning of period                             69,204,069           7,913,678        106,434,930          84,467,485
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 109,639,085        $ 10,050,320      $ 116,342,721       $ 134,772,323
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  838,295             210,779          3,440,918           2,030,633
     Units redeemed                                             (179,333)            (91,076)        (1,985,473)           (468,866)
     Units transferred                                           265,822             229,364           (760,503)          1,400,375
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                         924,784             349,067            694,942           2,962,142
Beginning units                                                2,410,119           1,329,936          8,358,139           4,980,011
                                                           -------------------------------------------------------------------------
Ending units                                                   3,334,903           1,679,003          9,053,081           7,942,153
                                                           =========================================================================

                                                                   Davis                                                  Federated
                                                                 Venture           "Dogs" of           Emerging            American
                                                                   Value         Wall Street            Markets             Leaders
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (1,961,934)           $ 94,538         $ (258,418)          $ (52,924)
     Net realized gains (losses)                               1,001,853             150,809            823,221             204,357
     Change in net unrealized appreciation
         (depreciation) of investments                        25,235,767            (844,234)         5,263,999           1,058,788
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  24,275,686            (598,887)         5,828,802           1,210,221
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             81,328,130           2,005,585          7,033,348          10,398,847
     Cost of units redeemed                                  (15,191,996)           (613,064)          (707,312)         (2,297,907)
     Net transfers                                            30,022,029          (1,423,708)         3,785,046           5,180,769
     Contract maintenance charge                                 (37,728)             (1,736)            (2,117)             (5,107)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        96,120,435             (32,923)        10,108,965          13,276,602
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            120,396,121            (631,810)        15,937,767          14,486,823
Net assets at beginning of period                            220,042,179          12,678,068         11,307,326          31,424,127
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 340,438,300        $ 12,046,258       $ 27,245,093        $ 45,910,950
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                2,532,046             184,179            573,360             597,917
     Units redeemed                                             (473,951)            (56,746)           (58,666)           (131,815)
     Units transferred                                           931,895            (132,789)           303,631             294,378
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       2,989,990              (5,356)           818,325             760,480
Beginning units                                                7,041,367           1,123,504          1,037,661           1,803,078
                                                           -------------------------------------------------------------------------
Ending units                                                  10,031,357           1,118,148          1,855,986           2,563,558
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                                            Goldman
                                                                 Foreign              Global             Global               Sachs
                                                                   Value                Bond           Equities            Research
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (3,492,228)          $ 373,884         $ (149,506)          $ (16,543)
     Net realized gains (losses)                               1,457,733             210,500            129,834              17,326
     Change in net unrealized appreciation
         (depreciation) of investments                        22,282,387             (48,201)         1,509,659              31,217
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  20,247,892             536,183          1,489,987              32,000
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             57,272,246           6,402,925          3,137,179             380,505
     Cost of units redeemed                                  (13,974,286)         (1,299,846)          (513,686)            (17,228)
     Net transfers                                            40,970,991           5,377,566          2,430,899             150,778
     Contract maintenance charge                                 (35,188)             (1,926)            (1,218)               (185)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        84,233,763          10,478,719          5,053,174             513,870
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            104,481,655          11,014,902          6,543,161             545,870
Net assets at beginning of period                            171,656,726          16,657,356          7,200,517             971,168
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 276,138,381        $ 27,672,258       $ 13,743,678         $ 1,517,038
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                3,853,485             372,079            179,551              56,409
     Units redeemed                                             (939,739)            (75,522)           (29,104)             (2,568)
     Units transferred                                         2,777,999             312,056            135,789              21,708
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       5,691,745             608,613            286,236              75,549
Beginning units                                               11,695,786             984,302            421,371             140,999
                                                           -------------------------------------------------------------------------
Ending units                                                  17,387,531           1,592,915            707,607             216,548
                                                           =========================================================================

                                                                                                                      International
                                                                 Growth-              Growth         High-Yield         Diversified
                                                                  Income       Opportunities               Bond            Equities
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (241,729)          $ (66,013)       $ 3,690,497          $ (154,406)
     Net realized gains (losses)                                 587,543              78,740          1,678,532           1,341,997
     Change in net unrealized appreciation
         (depreciation) of investments                           804,535             221,132         (2,251,192)         14,937,930
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,150,349             233,859          3,117,837          16,125,521
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              1,970,897             886,980          7,516,982          36,177,128
     Cost of units redeemed                                   (1,171,459)           (278,588)        (3,816,190)         (8,080,662)
     Net transfers                                               (97,097)            229,408          2,294,206          10,887,997
     Contract maintenance charge                                  (2,506)               (820)            (4,914)            (21,372)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                           699,835             836,980          5,990,084          38,963,091
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              1,850,184           1,070,839          9,107,921          55,088,612
Net assets at beginning of period                             18,778,665           3,645,824         43,718,981         101,220,144
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 20,628,849         $ 4,716,663       $ 52,826,902       $ 156,308,756
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   71,547             186,223            424,444           3,368,997
     Units redeemed                                              (42,487)            (59,469)          (217,257)           (752,711)
     Units transferred                                               245              45,773            123,457           1,030,984
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                          29,305             172,527            330,644           3,647,270
Beginning units                                                  669,308             769,459          2,535,698           9,541,923
                                                            ------------------------------------------------------------------------
Ending units                                                     698,613             941,986          2,866,342          13,189,193
                                                            ========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                            MFS
                                                           International                          Massachusetts                 MFS
                                                                  Growth             Marsico          Investors             Mid-Cap
                                                                & Income              Growth              Trust              Growth
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (368,646)         $ (382,751)        $ (382,200)         $ (925,472)
     Net realized gains (losses)                               1,018,770             512,075            295,853             607,758
     Change in net unrealized appreciation
         (depreciation) of investments                         4,416,893           2,051,174          2,423,542           1,544,431
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   5,067,017           2,180,498          2,337,195           1,226,717
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              5,799,584           4,221,189          8,501,460          12,383,818
     Cost of units redeemed                                   (2,951,582)         (1,402,230)        (2,490,318)         (3,530,218)
     Net transfers                                             3,671,791             593,355          3,228,231           2,761,318
     Contract maintenance charge                                  (4,203)             (3,212)            (5,951)             (9,523)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         6,515,590           3,409,102          9,233,422          11,605,395
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             11,582,607           5,589,600         11,570,617          12,832,112
Net assets at beginning of period                             35,194,607          23,167,131         33,465,893          54,574,948
                                                           -------------------------------------------------------------------------
Net assets at end of period                                 $ 46,777,214        $ 28,756,731       $ 45,036,510        $ 67,407,060
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  429,400             403,727            428,292           1,221,123
     Units redeemed                                             (218,915)           (135,477)          (125,556)           (349,987)
     Units transferred                                           278,827              48,098            159,856             267,301
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                         489,312             316,348            462,592           1,138,437
Beginning units                                                2,648,598           2,232,718          1,697,663           5,194,249
                                                           -------------------------------------------------------------------------
Ending units                                                   3,137,910           2,549,066          2,160,255           6,332,686
                                                           =========================================================================

                                                                                      Putnam
                                                               MFS Total             Growth:               Real         Small & Mid
                                                                  Return             Voyager             Estate           Cap Value
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 837,850           $ (45,114)         $ 158,959        $ (2,300,922)
     Net realized gains (losses)                               8,756,058              51,737          3,955,715           2,113,522
     Change in net unrealized appreciation
         (depreciation) of investments                        (7,381,949)            166,202            450,093           6,597,487
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   2,211,959             172,825          4,564,767           6,410,087
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             42,706,397             650,373         12,591,230          36,171,234
     Cost of units redeemed                                   (9,703,426)           (290,668)        (2,170,571)         (9,724,832)
     Net transfers                                            23,971,565           1,315,978          2,520,945          24,627,790
     Contract maintenance charge                                 (23,022)               (692)            (4,535)            (24,631)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        56,951,514           1,674,991         12,937,069          51,049,561
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             59,163,473           1,847,816         17,501,836          57,459,648
Net assets at beginning of period                            132,416,887           3,213,032         29,611,420         119,131,771
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 191,580,360         $ 5,060,848       $ 47,113,256       $ 176,591,419
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                1,718,367              38,008            585,403           2,303,024
     Units redeemed                                             (391,820)            (16,928)          (100,159)           (618,658)
     Units transferred                                           963,638              74,343            116,730           1,522,298
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       2,290,185              95,423            601,974           3,206,664
Beginning units                                                5,322,826             185,991          1,398,233           7,568,354
                                                           -------------------------------------------------------------------------
Ending units                                                   7,613,011             281,414          2,000,207          10,775,018
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                              SunAmerica                                Telecom           Worldwide
                                                                Balanced          Technology            Utility         High Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $ 76,382          $ (142,454)           $ 3,385            $ 75,291
     Net realized gains (losses)                                 122,441             (13,400)             3,955               6,137
     Change in net unrealized appreciation
         (depreciation) of investments                          (209,456)            (80,053)            (2,715)            (19,287)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     (10,633)           (235,907)             4,625              62,141
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              2,017,281           1,523,108             61,923             292,156
     Cost of units redeemed                                   (1,109,554)           (535,982)            (8,131)           (213,604)
     Net transfers                                              (487,040)            772,770             47,915             218,775
     Contract maintenance charge                                  (2,362)             (2,127)                 0                   0
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                           418,325           1,757,769            101,707             297,327
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                                407,692           1,521,862            106,332             359,468
Net assets at beginning of period                             12,029,966           8,870,679             85,506             917,051
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 12,437,658        $ 10,392,541          $ 191,838         $ 1,276,519
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  138,318             654,375              5,267              15,515
     Units redeemed                                              (75,832)           (231,008)              (704)            (11,370)
     Units transferred                                           (35,083)            290,942              3,980              11,633
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                          27,403             714,309              8,543              15,778
Beginning units                                                  812,328           3,648,226              7,468              49,363
                                                            ------------------------------------------------------------------------
Ending units                                                     839,731           4,362,535             16,011              65,141
                                                            ========================================================================

                                                                                   Strategic         Growth and
                                                                Comstock              Growth             Income            Balanced
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                               (Class II)          (Class II)         (Class II)           (Class 1)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (2,082,712)         $ (442,733)      $ (2,470,230)      $     615,154
     Net realized gains (losses)                              12,972,729             703,524         10,006,524           2,388,146
     Change in net unrealized appreciation
         (depreciation) of investments                        (1,574,567)          1,308,171         18,324,737           3,951,645
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   9,315,450           1,568,962         25,861,031           6,954,945
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             33,288,671           2,203,230         62,157,980           6,609,674
     Cost of units redeemed                                  (26,751,095)         (2,621,288)       (25,632,414)        (15,477,675)
     Net transfers                                            61,349,784            (595,102)        45,594,724          14,206,685
     Contract maintenance charge                                 (76,197)             (7,271)           (70,316)            (26,793)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        67,811,163          (1,020,431)        82,049,974           5,311,891
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             77,126,613             548,531        107,911,005          12,266,836
Net assets at beginning of period                            269,006,904          29,266,860        271,558,342         151,947,986
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 346,133,517        $ 29,815,391      $ 379,469,347       $ 164,214,822
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                2,776,482             241,484          4,849,455             743,640
     Units redeemed                                           (2,239,886)           (292,094)        (1,994,353)         (1,743,769)
     Units transferred                                         5,148,290             (74,720)         3,552,391           1,587,500
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       5,684,886            (125,330)         6,407,493             587,371
Beginning units                                               22,295,013           3,220,823         21,776,653          17,103,475
                                                           -------------------------------------------------------------------------
Ending units                                                  27,979,899           3,095,493         28,184,146          17,690,846
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                            Conservative        Conservative
                                                                Balanced              Growth      Equity Income     Flexible Income
                                                               Portfolio           Portfolio               Fund           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 138,507          $ (189,877)          $ 15,835           $ 662,291
     Net realized gains (losses)                                 205,983           1,546,669            398,904             402,807
     Change in net unrealized appreciation
         (depreciation) of investments                           143,483           2,497,706          1,770,017            (386,241)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     487,973           3,854,498          2,184,756             678,857
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                625,915           2,341,006          4,428,289             901,208
     Cost of units redeemed                                   (1,647,171)         (6,210,222)        (2,313,446)         (3,480,850)
     Net transfers                                             2,409,061           1,769,104          6,048,106           2,731,070
     Contract maintenance charge                                  (2,239)            (15,276)            (4,097)             (6,660)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         1,385,566          (2,115,388)         8,158,852             144,768
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              1,873,539           1,739,110         10,343,608             823,625
Net assets at beginning of period                             14,872,611          73,797,945         21,639,735          36,143,342
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 16,746,150        $ 75,537,055       $ 31,983,343        $ 36,966,967
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   94,206             251,492            510,131             116,946
     Units redeemed                                             (250,286)           (671,690)          (268,941)           (453,192)
     Units transferred                                           365,051             185,398            699,207             353,119
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                         208,971            (234,800)           940,397              16,873
Beginning units                                                2,264,674           7,982,301          2,611,510           4,698,052
                                                            ------------------------------------------------------------------------
Ending units                                                   2,473,645           7,747,501          3,551,907           4,714,925
                                                            ========================================================================

                                                                                                                     International
                                                                 Growth     Growth & Income             Income              Growth
                                                                   Fund                Fund               Fund                Fund
                                                               (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (15,132)          $ (23,657)         $ 401,894               $ 538
     Net realized gains (losses)                                 65,008             222,642              9,554               4,542
     Change in net unrealized appreciation
         (depreciation) of investments                           36,949             (74,375)          (329,198)            109,262
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     86,825             124,610             82,250             114,342
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                50,851             262,073            796,115              59,967
     Cost of units redeemed                                    (225,690)         (1,417,088)        (1,101,510)            (18,801)
     Net transfers                                              (75,830)            404,016            927,089             285,349
     Contract maintenance charge                                   (608)             (1,768)            (1,967)               (139)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (251,277)           (752,767)           619,727             326,376
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                              (164,452)           (628,157)           701,977             440,718
Net assets at beginning of period                             1,752,597           8,860,014          9,872,875             514,659
                                                            -----------------------------------------------------------------------
Net assets at end of period                                 $ 1,588,145         $ 8,231,857       $ 10,574,852           $ 955,377
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   7,721              41,547            113,827              10,421
     Units redeemed                                             (33,737)           (227,715)          (159,071)             (3,271)
     Units transferred                                          (12,093)             64,300            131,748              47,236
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                        (38,109)           (121,868)            86,504              54,386
Beginning units                                                 265,990           1,406,715          1,419,702              91,001
                                                            -----------------------------------------------------------------------
Ending units                                                    227,881           1,284,847          1,506,206             145,387
                                                            =======================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                Mid Cap               Money                             Short Term
                                                                  Stock              Market               REIT              Income
                                                                   Fund                Fund               Fund                Fund
                                                               (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (55,659)           $ 42,753            $ 3,271            $ 91,541
     Net realized gains (losses)                                523,733                   0             54,648             (44,759)
     Change in net unrealized appreciation
         (depreciation) of investments                          138,805                   0              3,437             (44,188)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                    606,879              42,753             61,356               2,594
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                86,649           2,651,347             46,971             159,080
     Cost of units redeemed                                    (841,291)           (537,882)          (128,614)           (493,526)
     Net transfers                                              367,875          (1,543,571)           353,670            (694,931)
     Contract maintenance charge                                   (701)             (2,125)               (85)             (1,030)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (387,468)            567,769            271,942          (1,030,407)
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                               219,411             610,522            333,298          (1,027,813)
Net assets at beginning of period                             5,396,331           4,137,109            619,770           3,875,626
                                                            -----------------------------------------------------------------------
Net assets at end of period                                 $ 5,615,742         $ 4,747,631          $ 953,068         $ 2,847,813
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   9,371             462,991              3,143              24,599
     Units redeemed                                             (93,417)            (94,224)            (8,450)            (76,420)
     Units transferred                                           40,046            (271,690)            22,980            (108,423)
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                        (44,000)             97,077             17,673            (160,244)
Beginning units                                                 644,391             724,436             41,375             599,257
                                                            -----------------------------------------------------------------------
Ending units                                                    600,391             821,513             59,048             439,013
                                                            =======================================================================

(1)   For the period from July 1, 2005 (inception) to December 31, 2005.

                                                                  Small               Small          Strategic                U.S.
                                                             Cap Growth           Cap Value             Growth          Government
                                                                   Fund                Fund          Portfolio     Securities Fund
                                                               (Class 1)           (Class 1) (1)      (Class 1)           (Class 1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (27,849)              $ (89)        $ (167,508)          $ 417,301
     Net realized gains (losses)                                 51,624                   1            488,562             (70,590)
     Change in net unrealized appreciation
         (depreciation) of investments                         (124,988)              1,552            902,555            (245,945)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   (101,213)              1,464          1,223,609             100,766
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                12,340              44,456            969,546              20,837
     Cost of units redeemed                                    (272,098)                 (1)        (1,033,230)         (1,881,118)
     Net transfers                                             (184,028)              8,176            942,491            (215,924)
     Contract maintenance charge                                   (356)                (70)            (5,779)             (4,018)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (444,142)             52,561            873,028          (2,080,223)
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                              (545,355)             54,025          2,096,637          (1,979,457)
Net assets at beginning of period                             2,271,166                   0         19,241,277          14,843,010
                                                            -----------------------------------------------------------------------
Net assets at end of period                                 $ 1,725,811            $ 54,025       $ 21,337,914        $ 12,863,553
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   1,966               4,574             95,575               3,215
     Units redeemed                                             (44,558)                 (7)          (102,597)           (291,860)
     Units transferred                                          (29,944)                825             92,674             (33,456)
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                        (72,536)              5,392             85,652            (322,101)
Beginning units                                                 337,467                   0          1,918,099           2,299,797
                                                            -----------------------------------------------------------------------
Ending units                                                    264,931               5,392          2,003,751           1,977,696
                                                            =======================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                              West Coast                           Conservative        Conservative
                                                                  Equity            Balanced           Balanced              Growth
                                                                    Fund           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (117,942)          $ 205,719          $ 103,420          $ (276,125)
     Net realized gains (losses)                                 454,718           2,173,789            191,637           1,064,455
     Change in net unrealized appreciation
         (depreciation) of investments                           832,262           3,454,846            279,511           2,048,470
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,169,038           5,834,354            574,568           2,836,800
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              1,581,689          18,064,093          2,179,876          10,607,338
     Cost of units redeemed                                   (2,008,919)        (20,262,936)        (1,527,506)         (7,116,060)
     Net transfers                                             2,438,741          17,304,052          6,391,995           3,583,658
     Contract maintenance charge                                  (3,090)            (27,094)            (3,572)            (11,746)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         2,008,421          15,078,115          7,040,793           7,063,190
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              3,177,459          20,912,469          7,615,361           9,899,990
Net assets at beginning of period                             14,438,128         130,881,501         15,053,195          50,212,271
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 17,615,587       $ 151,793,970       $ 22,668,556        $ 60,112,261
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  148,226           2,048,507            334,900           1,160,439
     Units redeemed                                             (185,215)         (2,298,597)          (234,510)           (782,217)
     Units transferred                                           227,542           1,948,758            975,040             389,825
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                         190,553           1,698,668          1,075,430             768,047
Beginning units                                                1,358,062          14,862,942          2,311,026           5,494,544
                                                            ------------------------------------------------------------------------
Ending units                                                   1,548,615          16,561,610          3,386,456           6,262,591
                                                            ========================================================================


                                                           Equity Income     Flexible Income             Growth     Growth & Income
                                                                    Fund           Portfolio               Fund                Fund
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ (35,978)        $ 1,042,511          $ (15,387)          $ (19,867)
     Net realized gains (losses)                                 634,119             452,779             42,763              92,035
     Change in net unrealized appreciation
         (depreciation) of investments                         1,363,185            (431,067)            27,266             (30,177)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,961,326           1,064,223             54,642              41,991
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              4,280,030           3,667,765             25,981             131,499
     Cost of units redeemed                                   (3,226,584)         (9,142,107)          (271,825)           (699,865)
     Net transfers                                            10,328,444          14,816,010             20,676             484,457
     Contract maintenance charge                                  (4,170)            (15,462)              (254)               (999)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        11,377,720           9,326,206           (225,422)            (84,908)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             13,339,046          10,390,429           (170,780)            (42,917)
Net assets at beginning of period                             18,459,243          61,768,123          1,263,148           3,353,282
                                                           -------------------------------------------------------------------------
Net assets at end of period                                 $ 31,798,289        $ 72,158,552        $ 1,092,368         $ 3,310,365
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  501,327             481,859              3,840              20,868
     Units redeemed                                             (384,568)         (1,202,212)           (41,606)           (113,605)
     Units transferred                                         1,217,425           1,944,842              2,842              78,668
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       1,334,184           1,224,489            (34,924)            (14,069)
Beginning units                                                2,260,288           8,110,654            193,649             540,874
                                                           -------------------------------------------------------------------------
Ending units                                                   3,594,472           9,335,143            158,725             526,805
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                               International            Mid Cap               Money
                                                                  Income              Growth              Stock              Market
                                                                    Fund                Fund               Fund                Fund
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 902,481              $ (778)         $ (37,372)           $ 31,233
     Net realized gains (losses)                                 (68,483)              3,958            263,444                   0
     Change in net unrealized appreciation
         (depreciation) of investments                          (742,213)            106,743             71,572                   0
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                      91,785             109,923            297,644              31,233
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                612,552             143,838            254,916           3,826,354
     Cost of units redeemed                                   (4,160,003)            (34,117)          (598,912)         (1,919,682)
     Net transfers                                               373,491             422,434            499,915          (4,043,538)
     Contract maintenance charge                                  (4,902)                (99)              (454)             (1,706)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (3,178,862)            532,056            155,465          (2,138,572)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (3,087,077)            641,979            453,109          (2,107,339)
Net assets at beginning of period                             23,063,724             258,869          2,559,976           5,369,307
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 19,976,647           $ 900,848        $ 3,013,085         $ 3,261,968
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   88,111              24,736             30,047             675,833
     Units redeemed                                             (601,770)             (5,749)           (70,677)           (340,135)
     Units transferred                                            53,294              73,818             58,421            (713,566)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (460,365)             92,805             17,791            (377,868)
Beginning units                                                3,337,116              46,252            310,386             951,574
                                                            ------------------------------------------------------------------------
Ending units                                                   2,876,751             139,057            328,177             573,706
                                                            ========================================================================


                                                                                 Short Term              Small               Small
                                                                   REIT              Income         Cap Growth           Cap Value
                                                                   Fund                Fund               Fund                Fund
                                                               (Class 2)           (Class 2)          (Class 2)       (Class 2) (1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $ 5,629           $ 127,347          $ (17,529)              $ (43)
     Net realized gains (losses)                                 50,408             (76,397)            14,783                  (8)
     Change in net unrealized appreciation
         (depreciation) of investments                           23,178             (46,973)           (25,114)                (68)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     79,215               3,977            (27,860)               (119)
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                               315,359             156,794             45,769               8,803
     Cost of units redeemed                                    (294,345)           (950,099)          (134,097)                  0
     Net transfers                                              660,592          (1,058,266)            14,564               6,019
     Contract maintenance charge                                   (219)             (1,759)              (271)                (78)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                          681,387          (1,853,330)           (74,035)             14,744
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                               760,602          (1,849,353)          (101,895)             14,625
Net assets at beginning of period                               192,855           6,932,898          1,168,947                   0
                                                            -----------------------------------------------------------------------
Net assets at end of period                                   $ 953,457         $ 5,083,545        $ 1,067,052            $ 14,625
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  20,021              24,554              7,485                 887
     Units redeemed                                             (18,408)           (148,903)           (21,450)                 (8)
     Units transferred                                           44,453            (165,622)             4,801                 586
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                         46,066            (289,971)            (9,164)              1,465
Beginning units                                                  12,753           1,082,867            175,772                   0
                                                            -----------------------------------------------------------------------
Ending units                                                     58,819             792,896            166,608               1,465
                                                            =======================================================================

(1)   For the period from July 1, 2005 (inception) to December 31, 2005.




                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                                            Nations
                                                               Strategic                U.S.         West Coast       International
                                                                  Growth          Government             Equity               Value
                                                               Portfolio     Securities Fund               Fund           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)       (Class B) (2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (187,309)          $ 262,934          $ (91,522)           $ (1,594)
     Net realized gains (losses)                                 453,911            (107,124)           255,235           2,246,498
     Change in net unrealized appreciation
         (depreciation) of investments                           793,200            (120,664)           406,029          (2,016,082)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,059,802              35,146            569,742             228,822
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              5,329,649               9,977          1,085,329                   0
     Cost of units redeemed                                   (2,454,156)         (2,882,026)        (1,692,706)         (1,221,987)
     Net transfers                                             1,513,168          (1,168,238)         2,043,551          (6,862,162)
     Contract maintenance charge                                  (3,626)             (5,929)            (2,405)               (989)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         4,385,035          (4,046,216)         1,433,769          (8,085,138)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              5,444,837          (4,011,070)         2,003,511          (7,856,316)
Net assets at beginning of period                             14,836,003          12,714,269          8,075,522           7,856,316
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 20,280,840         $ 8,703,199       $ 10,079,033                 $ 0
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  534,928               1,571            102,349                   0
     Units redeemed                                             (248,171)           (453,599)          (163,383)            (94,491)
     Units transferred                                           151,823            (184,428)           192,871            (505,393)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                         438,580            (636,456)           131,837            (599,884)
Beginning units                                                1,494,603           2,000,572            772,450             599,884
                                                            ------------------------------------------------------------------------
Ending units                                                   1,933,183           1,364,116            904,287                   0
                                                            ========================================================================

(2)   For the period from January 1, 2005 to December 9, 2005.


                                                                Columbia            Columbia           Columbia
                                                                   Asset               Large              Small            Columbia
                                                              Allocation           Cap Value            Company          High Yield
                                                                   Fund,               Fund,       Growth Fund,               Fund,
                                                         Variable Series     Variable Series    Variable Series     Variable Series
                                                                (Class A)           (Class A)          (Class A)           (Class A)
                                                         ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ (21,249)          $ (99,757)         $ (59,111)         $ (406,483)
     Net realized gains (losses)                                  20,790             291,348             70,418             281,014
     Change in net unrealized appreciation
         (depreciation) of investments                            39,002             300,140            148,896             277,379
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                      38,543             491,731            160,203             151,910
                                                         ---------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                      0             634,142            117,752           3,155,646
     Cost of units redeemed                                     (104,300)           (538,777)          (247,784)         (2,247,639)
     Net transfers                                               (36,083)             36,110             45,390           1,749,543
     Contract maintenance charge                                    (274)               (876)              (396)             (2,904)
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                          (140,657)            130,599            (85,038)          2,654,646
                                                         ---------------------------------------------------------------------------
Increase (decrease) in net assets                               (102,114)            622,330             75,165           2,806,556
Net assets at beginning of period                              1,491,383           6,158,558          3,909,951          26,605,972
                                                         ---------------------------------------------------------------------------
Net assets at end of period                                  $ 1,389,269         $ 6,780,888        $ 3,985,116        $ 29,412,528
                                                         ===========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                        0              58,557             11,450             220,885
     Units redeemed                                              (10,175)            (50,021)           (24,579)           (157,592)
     Units transferred                                            (3,564)              4,657              3,891             121,562
                                                         ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                         (13,739)             13,193             (9,238)            184,855
Beginning units                                                  145,751             586,677            375,891           1,849,045
                                                         ---------------------------------------------------------------------------
Ending units                                                     132,012             599,870            366,653           2,033,900
                                                         ===========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                Columbia            Columbia           Columbia            Columbia
                                                                 Marsico             Marsico            Marsico             Mid Cap
                                                                 Focused              Growth       21st Century              Growth
                                                          Equities Fund,               Fund,              Fund,               Fund,
                                                         Variable Series     Variable Series    Variable Series     Variable Series
                                                                (Class A)           (Class A)          (Class A)           (Class A)
                                                         ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (858,116)          $ (94,300)         $ (20,695)          $ (29,513)
     Net realized gains (losses)                                 937,345             115,480             37,539             160,901
     Change in net unrealized appreciation
         (depreciation) of investments                         4,912,756             331,066             68,355             (67,388)
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   4,991,985             352,246             85,199              64,000
                                                         ---------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             10,232,336             433,177             46,443              12,681
     Cost of units redeemed                                   (3,729,906)           (402,020)          (122,968)           (119,046)
     Net transfers                                             4,506,764             163,597            213,495             (33,349)
     Contract maintenance charge                                  (6,236)               (808)              (182)               (273)
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        11,002,958             193,946            136,788            (139,987)
                                                         ---------------------------------------------------------------------------
Increase (decrease) in net assets                             15,994,943             546,192            221,987             (75,987)
Net assets at beginning of period                             46,102,891           6,050,578          1,298,934           1,982,491
                                                         ---------------------------------------------------------------------------
Net assets at end of period                                 $ 62,097,834         $ 6,596,770        $ 1,520,921         $ 1,906,504
                                                         ===========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  997,632              45,205              3,775               1,715
     Units redeemed                                             (359,616)            (42,601)            (9,846)            (15,694)
     Units transferred                                           439,697              16,697             16,373              (4,365)
                                                         ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                       1,077,713              19,301             10,302             (18,344)
Beginning units                                                4,478,641             632,492            100,867             246,614
                                                         ---------------------------------------------------------------------------
Ending units                                                   5,556,354             651,793            111,169             228,270
                                                         ===========================================================================

                                                                Columbia
                                                                 Marsico
                                                           International
                                                           Opportunities               Asset             Global
                                                                   Fund,          Allocation             Growth              Growth
                                                         Variable Series                Fund               Fund                Fund
                                                                (Class B)           (Class 2)          (Class 2)           (Class 2)
                                                         ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ (82,426)          $ 921,634       $ (2,201,879)       $ (3,904,496)
     Net realized gains (losses)                                 311,686             702,539          1,460,288           4,381,135
     Change in net unrealized appreciation
         (depreciation) of investments                           828,164           7,248,989         33,718,274          71,134,948
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,057,424           8,873,162         32,976,683          71,611,587
                                                         ---------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                682,388           3,014,733         41,178,750          74,105,495
     Cost of units redeemed                                     (416,439)        (13,039,239)       (17,358,029)        (36,197,458)
     Net transfers                                                66,939          24,276,453         61,858,632          91,268,996
     Contract maintenance charge                                    (765)            (47,003)           (50,436)           (108,420)
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                           332,123          14,204,944         85,628,917         129,068,613
                                                         ---------------------------------------------------------------------------
Increase (decrease) in net assets                              1,389,547          23,078,106        118,605,600         200,680,200
Net assets at beginning of period                              5,225,332         106,035,631        194,389,514         404,936,125
                                                         ---------------------------------------------------------------------------
Net assets at end of period                                  $ 6,614,879       $ 129,113,737      $ 312,995,114       $ 605,616,325
                                                         ===========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   49,613             222,689          2,467,483           4,402,380
     Units redeemed                                              (30,098)           (961,759)        (1,036,367)         (2,140,376)
     Units transferred                                             9,357           1,802,576          3,743,602           5,407,862
                                                         ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                          28,872           1,063,506          5,174,718           7,669,866
Beginning units                                                  383,059           8,000,915         11,930,319          24,939,252
                                                         ---------------------------------------------------------------------------
Ending units                                                     411,931           9,064,421         17,105,037          32,609,118
                                                         ===========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                  Growth               Asset               Cash
                                                                  Income          Allocation         Management              Growth
                                                                    Fund                Fund               Fund                Fund
                                                                (Class 2)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (719,227)          $ 649,545         $ (112,693)       $ (2,993,142)
     Net realized gains (losses)                               5,373,147            (946,995)             5,601         (14,434,756)
     Change in net unrealized appreciation
         (depreciation) of investments                        20,217,743           6,000,427            363,440          84,126,000
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  24,871,663           5,702,977            256,348          66,698,102
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             63,614,982             725,527            480,520           2,758,673
     Cost of units redeemed                                  (42,163,349)        (13,599,450)       (10,933,448)        (76,120,775)
     Net transfers                                            88,322,085           2,217,837          6,044,477         (10,123,985)
     Contract maintenance charge                                (131,971)            (29,155)           (10,023)           (176,917)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                       109,641,747         (10,685,241)        (4,418,474)        (83,663,004)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            134,513,410          (4,982,264)        (4,162,126)        (16,964,902)
Net assets at beginning of period                            466,901,784          80,971,645         19,856,923         513,110,307
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 601,415,194        $ 75,989,381       $ 15,694,797       $ 496,145,405
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                4,133,118              18,148             23,078              18,307
     Units redeemed                                           (2,735,768)           (344,212)          (523,734)           (505,043)
     Units transferred                                         5,759,256              55,790            289,747             (67,845)
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       7,156,606            (270,274)          (210,909)           (554,581)
Beginning units                                               30,282,053           2,082,420            956,023           3,520,459
                                                           -------------------------------------------------------------------------
Ending units                                                  37,438,659           1,812,146            745,114           2,965,878
                                                           =========================================================================

                                                                                                                               U.S.
                                                                                                                        Government/
                                                                 Growth-         High-Income                              AAA-Rated
                                                                  Income                Bond      International          Securities
                                                                    Fund                Fund               Fund                Fund
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (121,492)        $ 1,835,019          $ 125,768           $ 977,833
     Net realized gains (losses)                             (10,004,271)         (2,482,123)        (1,821,794)           (897,156)
     Change in net unrealized appreciation
         (depreciation) of investments                        30,363,065             943,961         21,442,404             389,074
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  20,237,302             296,857         19,746,378             469,751
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              3,358,605             219,563            729,057             205,041
     Cost of units redeemed                                  (84,759,238)         (6,844,602)       (22,224,986)         (6,235,691)
     Net transfers                                            (4,451,406)         (1,866,380)         2,136,136           1,396,021
     Contract maintenance charge                                (193,721)            (16,736)           (38,236)            (15,337)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                       (86,045,760)         (8,508,155)       (19,398,029)         (4,649,966)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            (65,808,458)         (8,211,298)           348,349          (4,180,215)
Net assets at beginning of period                            534,964,148          45,026,494        113,116,567          43,050,579
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 469,155,690        $ 36,815,196      $ 113,464,916        $ 38,870,364
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   30,149               3,547             19,570               6,601
     Units redeemed                                             (761,185)           (111,140)          (594,674)           (201,075)
     Units transferred                                           (39,375)            (30,210)            53,246              44,769
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (770,411)           (137,803)          (521,858)           (149,705)
Beginning units                                                4,788,401             725,768          3,184,962           1,391,833
                                                           -------------------------------------------------------------------------
Ending units                                                   4,017,990             587,965          2,663,104           1,242,128
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                  Growth             Mid Cap               BB&T
                                                              and Income               Value    Capital Manager                BB&T
                                                               Portfolio           Portfolio         Equity VIF       Large Cap VIF
                                                               (Class VC)          (Class VC)      Portfolio (3)       Portfolio (3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (861,914)       $ (1,123,470)             $ 290               $ 584
     Net realized gains (losses)                              12,896,971           8,530,199                  2                   1
     Change in net unrealized appreciation
         (depreciation) of investments                        (8,145,650)           (244,143)              (450)             (1,758)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   3,889,407           7,162,586               (158)             (1,173)
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             18,869,732           2,327,899             35,171             121,043
     Cost of units redeemed                                  (12,191,790)        (10,809,936)                 0                   0
     Net transfers                                            24,619,323          21,863,224                  0              18,212
     Contract maintenance charge                                 (42,271)            (36,885)                 0                   0
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        31,254,994          13,344,302             35,171             139,255
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             35,144,401          20,506,888             35,013             138,082
Net assets at beginning of period                            153,058,883          93,178,487                  0                   0
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 188,203,284       $ 113,685,375           $ 35,013           $ 138,082
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                1,644,959             181,633              3,383              11,556
     Units redeemed                                           (1,062,096)           (830,979)                 0                   0
     Units transferred                                         2,161,559           1,704,906                  0               1,610
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       2,744,422           1,055,560              3,383              13,166
Beginning units                                               13,083,519           7,282,874                  0                   0
                                                           -------------------------------------------------------------------------
Ending units                                                  15,827,941           8,338,434              3,383              13,166
                                                           =========================================================================

(3)   For the period from October 10, 2005 (inception) to December 31, 2005.

                                                                                                           BB&T
                                                                    BB&T                BB&T            Special                BB&T
                                                               Large Cap             Mid Cap      Opportunities        Total Return
                                                              Growth VIF          Growth VIF         Equity VIF            Bond VIF
                                                            Portfolio (3)       Portfolio (3)      Portfolio (3)       Portfolio (3)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                   $ 14              $ (226)            $ (285)              $ 313
     Net realized gains (losses)                                       1                   0                  1                   0
     Change in net unrealized appreciation
         (depreciation) of investments                              (256)                275              1,258                 456
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                        (241)                 49                974                 769
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                 16,192             229,282            218,189             256,402
     Cost of units redeemed                                            0                   0                  0                   0
     Net transfers                                                 1,651               8,415             29,682              11,378
     Contract maintenance charge                                       0                   0                  0                   0
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                            17,843             237,697            247,871             267,780
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                                 17,602             237,746            248,845             268,549
Net assets at beginning of period                                      0                   0                  0                   0
                                                            ------------------------------------------------------------------------
Net assets at end of period                                     $ 17,602           $ 237,746          $ 248,845           $ 268,549
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    1,552              21,428             21,142              25,687
     Units redeemed                                                    0                   0                  0                   0
     Units transferred                                               151                 785              2,867               1,138
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                           1,703              22,213             24,009              26,825
Beginning units                                                        0                   0                  0                   0
                                                            ------------------------------------------------------------------------
Ending units                                                       1,703              22,213             24,009              26,825
                                                            ========================================================================

                See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products:
      American Pathway II, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II, Polaris Advisor, Polaris Choice III and Polaris Preferred Solution.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 172 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), (5) the three currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (8) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), or (9) the six currently available investment portfolios of the BB&T Variable Insurance Fund (the "BB&T Fund"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

      American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the WM Trust and the American Series, the Class B shares in the Columbia Trust I, the Class II shares in the Van Kampen Trust, and the Class 3 shares of the Anchor Series Trust and SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Columbia Trust, the Columbia Trust I, the American Series, the Lord Abbett Fund, and the BB&T Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

      On May 1, 2006, three portfolios of the Nations Separate Account Trust (the "Nations Trust") became three portfolios of the Columbia Trust. The changes included merging the three portfolios of the Nations Trust into three Liberty portfolios of the Stein Roe Variable Insurance Trust (the "Stein Roe Trust") and renaming the portfolios and the Trust. On that date, all assets and liabilities of the three portfolios of the Nations Trust were transferred to the three Liberty portfolios of the Stein Roe Trust in exchange for shares of the three Columbia Trust portfolios with the same net asset value as the net assets transferred. These changes did not result in tax consequences and the unit value of each Variable Account remained the same. The predecessor and current portfolios before and after the changes are listed below.

Predecessor Nations Trust Portfolio   Current Columbia Trust Portfolio
-----------------------------------   --------------------------------
Nations Value                         Columbia Large Cap Value, Variable Series
Nations Asset Allocation              Columbia Asset Allocation, Variable Series
Nations Small Company                 Columbia Small Company Growth, Variable
                                        Series

      On May 1, 2006, the following portfolios and Trust were renamed. The predecessor and current portfolios and trusts before and after the change are listed below.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

Predecessor Nations Trust Portfolio   Current Columbia Trust I Portfolio
-----------------------------------   ----------------------------------
Nations Marsico 21st Century          Columbia Marsico 21st Century, Variable Series
Nations Marsico Focused Equities      Columbia Marsico Focused Equities, Variable
                                        Series
Nations Marsico Growth                Columbia Marsico Growth, Variable Series
Nations High Yield Bond               Columbia High Yield, Variable Series
Nations Marsico MidCap Growth         Columbia Marsico Mid Cap Growth, Variable
                                        Series
Nations Marsico International         Columbia Marsico International Opportunities,
  Opportunities                         Variable Series

      Effective October 2, 2006, the Columbia Trust replaced the unnamed class of shares of Columbia Marsico Focused Equities, Variable Series, Columbia Marsico Growth, Variable Series, Columbia Marsico 21st Century, Variable Series and Columbia Mid Cap Growth, Variable Series portfolios, which were subject to 12b-1 distribution fees that were waived, with Class A shares which are not subject to 12b-1 distribution fees. On the same date, the Columbia Trust I replaced the unnamed class of shares of Columbia Marsico International Opportunities, Variable Series portfolio, which was subject to 12b-1 distribution fees, with Class B shares which remain subject to 12b-1 distribution fees.

      On December 9, 2005, the Nations Trust liquidated the Nations International Value Portfolio (Class B) and the portfolio was no longer an available investment portfolio for the Separate Account. As a result, on that date, the Nations International Value Portfolio (Class B) Variable Account was substituted with the International Growth and Income Portfolio (Class 1) Variable Account and the International Diversified Equities Portfolio (Class 2) Variable Account. Also on that date, the portfolio in which the Nations International Value Portfolio (Class B) Variable Account was invested, liquidated its investments and distributed the resulting cash to the Nations International Value Portfolio (Class B) Variable Account. Thereafter, the Nations International Value Portfolio (Class B) Variable Account transferred the cash to the International Growth and Income Portfolio (Class 1) Variable Account and the International Diversified Equities Portfolio (Class 2) Variable Account to buy shares in the underlying portfolios.

      Prior to March 14, 2006, the BB&T Large Cap VIF Portfolio was named BB&T Large Cap Value VIF Portfolio and the BB&T Large Cap Growth VIF Portfolio was named BB&T Large Company Growth VIF Portfolio. Prior to August 15, 2006, the Van Kampen Strategic Growth Portfolio was named Van Kampen Emerging Growth Portfolio. Prior to October 2, 2006, the Columbia Mid Cap Growth Fund Variable Series was named Columbia Marsico Mid Cap Growth Fund Variable Series.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation. Such reclassification had no effect on net assets and the increase (decrease) in net assets.

      RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4% assumed interest rate.

      The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets. There are no contract maintenance charges under the Polaris Advisor contract.

      SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%;
      PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55% or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72% or 1.97%; WM Diversified Strategies III, 1.55%, 1.70% or 1.95%; Polaris Platinum II, 1.52% or 1.77%; Polaris Choice II, 1.52%, 1.72% or 1.97%; Polaris Advisor, 1.52%, 1.72% or 1.97%;
      Polaris Choice III, 1.52%, 1.77% or 2.02%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.65%, 1.80% or 2.05%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, PolarisAmerica, Polaris Platinum, Polaris Platinum II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range up to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      MARKET LOCK, MARKET LOCK FOR TWO AND INCOME REWARDS FEE: The optional Market Lock, Market Lock for Two and Income Rewards features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The Market Lock and Market Lock for Two features are offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The annual fee is 0.65% for Market Lock, 0.40% for Market Lock for Two prior to the first withdrawal and 0.80% after the first

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2006 consist of the following:

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                               $10,521,101     $75,448,594
Capital Appreciation Portfolio (Class 1)                            11,049,502     172,639,168
Government and Quality Bond Portfolio (Class 1)                     20,146,021      73,221,858
Growth Portfolio (Class 1)                                          39,456,249      83,959,655
Natural Resources Portfolio (Class 1)                               20,712,120      50,409,495
Asset Allocation Portfolio (Class 2)                                 1,612,515       2,673,200
Capital Appreciation Portfolio (Class 2)                             8,784,326      22,010,922
Government and Quality Bond Portfolio (Class 2)                     13,265,624      20,361,367
Growth Portfolio (Class 2)                                           9,400,811      11,637,611

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
ANCHOR TRUST (continued):
Natural Resources Portfolio (Class 2)                              $10,276,529     $11,492,571
Asset Allocation Portfolio (Class 3)                                12,657,438       3,321,272
Capital Appreciation Portfolio (Class 3)                           108,062,261       7,544,596
Government and Quality Bond Portfolio (Class 3)                    124,743,081      16,258,047
Growth Portfolio (Class 3)                                          49,682,231       8,885,608
Natural Resources Portfolio (Class 3)                               57,332,928      12,869,607

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                              $13,478,814     $44,812,088
Alliance Growth Portfolio (Class 1)                                  6,292,771     172,009,132
Blue Chip Growth Portfolio (Class 1)                                 1,288,338       9,242,048
Cash Management Portfolio (Class 1)                                172,256,185     169,079,415
Corporate Bond Portfolio (Class 1)                                  12,608,611      33,376,918
Davis Venture Value Portfolio (Class 1)                             16,342,824     324,462,581
"Dogs" of Wall Street Portfolio (Class 1)                            8,725,621      18,853,570
Emerging Markets Portfolio (Class 1)                                32,306,130      38,143,167
Federated American Leaders Portfolio (Class 1)                       4,487,464      36,327,604
Global Bond Portfolio (Class 1)                                     11,131,589      17,504,443
Global Equities Portfolio (Class 1)                                  4,590,474      39,971,572
Goldman Sachs Research Portfolio (Class 1)                           1,850,192       4,385,208
Growth-Income Portfolio (Class 1)                                    4,264,191     145,782,718
Growth Opportunities Portfolio (Class 1)                            15,824,095      11,204,046
High-Yield Bond Portfolio (Class 1)                                 52,621,238      75,008,817
International Diversified Equities Portfolio (Class 1)              11,443,157      36,324,269
International Growth & Income Portfolio (Class 1)                   15,586,987      39,825,810
Marsico Growth Portfolio (Class 1)                                  11,593,461      21,153,032
MFS Massachusetts Investors Trust Portfolio (Class 1)                1,965,107      43,540,164
MFS Mid-Cap Growth Portfolio (Class 1)                              15,677,475      39,963,549
MFS Total Return Portfolio (Class 1)                                26,023,472     110,351,705
Putnam Growth: Voyager Portfolio (Class 1)                             964,160      42,733,769
Real Estate Portfolio (Class 1)                                     24,302,020      32,926,393
SunAmerica Balanced Portfolio (Class 1)                              3,953,332      35,795,156
Technology Portfolio (Class 1)                                       3,601,284       8,612,185
Telecom Utility Portfolio (Class 1)                                  8,040,838       8,769,786
Worldwide High Income Portfolio (Class 1)                            8,077,923      16,485,127

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
SUNAMERICA TRUST (continued):
Aggressive Growth Portfolio (Class 2)                               $2,508,159      $4,679,612
Alliance Growth Portfolio (Class 2)                                  4,865,512      14,512,905
Blue Chip Growth Portfolio (Class 2)                                   913,217       2,467,872
Cash Management Portfolio (Class 2)                                 41,498,081      38,784,491
Corporate Bond Portfolio (Class 2)                                   7,304,906      11,061,581
Davis Venture Value Portfolio (Class 2)                              9,937,604      32,754,498
"Dogs" of Wall Street Portfolio (Class 2)                            2,636,958       5,364,861
Emerging Markets Portfolio (Class 2)                                10,916,045       7,794,932
Federated American Leaders Portfolio (Class 2)                       1,006,604       4,078,361
Foreign Value Portfolio (Class 2)                                    8,219,213      12,235,617
Global Bond Portfolio (Class 2)                                      4,748,734       4,033,626
Global Equities Portfolio (Class 2)                                  5,466,152       4,827,644
Goldman Sachs Research Portfolio (Class 2)                             782,559       1,382,650
Growth-Income Portfolio (Class 2)                                    1,386,606       6,936,575
Growth Opportunities Portfolio (Class 2)                             4,120,576       2,211,545
High-Yield Bond Portfolio (Class 2)                                 11,613,310      12,259,149
International Diversified Equities Portfolio (Class 2)               4,172,573      10,208,397
International Growth & Income Portfolio (Class 2)                    6,428,156       7,811,286
Marsico Growth Portfolio (Class 2)                                   5,330,756       8,760,257
MFS Massachusetts Investors Trust Portfolio (Class 2)                1,012,537       5,355,680
MFS Mid-Cap Growth Portfolio (Class 2)                               4,045,369      11,423,042
MFS Total Return Portfolio (Class 2)                                10,953,443      25,530,829
Putnam Growth: Voyager Portfolio (Class 2)                             301,943       2,344,892
Real Estate Portfolio (Class 2)                                      8,617,343       7,253,039
Small & Mid Cap Value Portfolio (Class 2)                           11,406,604      14,062,282
SunAmerica Balanced Portfolio (Class 2)                              1,496,359       4,235,800
Technology Portfolio (Class 2)                                       1,231,390       3,741,707
Telecom Utility Portfolio (Class 2)                                  1,861,721       1,257,183
Worldwide High Income Portfolio (Class 2)                            1,503,037       1,917,768
Aggressive Growth Portfolio (Class 3)                                6,912,397       2,806,524
Alliance Growth Portfolio (Class 3)                                 82,584,114       3,609,710
American Funds Asset Allocation SAST Portfolio (Class 3) (1)           487,451           2,284
American Funds Global Growth SAST Portfolio (Class 3) (1)            1,957,641          26,171
American Funds Growth SAST Portfolio (Class 3) (1)                   1,508,882          30,354

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
SUNAMERICA TRUST (continued):
American Funds Growth-Income SAST Portfolio (Class 3) (1)           $1,609,771         $36,863
Blue Chip Growth Portfolio (Class 3)                                 3,862,212       3,159,973
Cash Management Portfolio (Class 3)                                159,010,197     111,995,916
Corporate Bond Portfolio (Class 3)                                  98,482,023       9,363,957
Davis Venture Value Portfolio (Class 3)                            167,487,787       9,357,303
 "Dogs" of Wall Street Portfolio (Class 3)                           8,223,131       4,427,394
Emerging Markets Portfolio (Class 3)                                53,878,565       7,507,044
Federated American Leaders Portfolio (Class 3)                      13,149,807       5,450,259
Foreign Value Portfolio (Class 3)                                   82,062,704      34,120,532
Global Bond Portfolio (Class 3)                                     26,102,551       3,279,259
Global Equities Portfolio (Class 3)                                 12,982,338       2,988,476
Goldman Sachs Research Portfolio (Class 3)                           1,640,243         404,639
Growth-Income Portfolio (Class 3)                                    5,883,288       6,512,022
Growth Opportunities Portfolio (Class 3)                            25,641,707       3,297,037
High-Yield Bond Portfolio (Class 3)                                 50,679,266      22,855,897
International Diversified Equities Portfolio (Class 3)              64,934,747      12,894,374
International Growth & Income Portfolio (Class 3)                   60,844,047       6,349,838
Marsico Growth Portfolio (Class 3)                                  10,539,043       3,200,773
MFS Massachusetts Investors Trust Portfolio (Class 3)                7,324,732       4,486,933
MFS Mid-Cap Growth Portfolio (Class 3)                              15,331,763       7,527,160
MFS Total Return Portfolio (Class 3)                                85,774,549      11,290,004
Putnam Growth: Voyager Portfolio (Class 3)                           1,743,943       2,150,269
Real Estate Portfolio (Class 3)                                     56,960,056       8,731,091
Small & Mid Cap Value Portfolio (Class 3)                           84,032,749      24,815,968
Small Company Value Portfolio (Class 3) (2)                         20,274,915         291,308
SunAmerica Balanced Portfolio (Class 3)                              4,969,197       2,938,177
Technology Portfolio (Class 3)                                       5,923,060       3,878,867
Telecom Utility Portfolio (Class 3)                                  1,051,204         163,076
Worldwide High Income Portfolio (Class 3)                              619,646         252,794

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                                 $68,680,348     $65,578,893
Strategic Growth Portfolio                                           5,394,672       7,504,323
Growth and Income Portfolio                                        115,919,145      41,794,138

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
WM TRUST:
Balanced Portfolio (Class 1)                                       $22,053,734     $16,324,368
Conservative Balanced Portfolio (Class 1)                            2,862,975       3,021,381
Conservative Growth Portfolio (Class 1)                              8,923,906      11,506,976
Equity Income Fund (Class 1)                                        25,476,999       1,908,644
Flexible Income Portfolio (Class 1)                                  2,617,573       8,015,208
Growth Fund (Class 1)                                                  213,426         278,229
Growth & Income Fund (Class 1)                                         899,586         819,805
Income Fund (Class 1)                                                5,912,858       1,051,664
International Growth Fund (Class 1)                                  2,115,002         116,757
Mid Cap Stock Fund (Class 1)                                         2,334,349         742,671
Money Market Fund (Class 1)                                          4,409,606       5,490,443
REIT Fund (Class 1)                                                    975,180         195,175
Short Term Income Fund (Class 1)                                     1,262,023         600,681
Small Cap Growth Fund (Class 1)                                        241,988         219,103
Small Cap Value Fund (Class 1)                                         173,342          15,979
Strategic Growth Portfolio (Class 1)                                 2,742,866       2,575,992
U.S. Government Securities Fund (Class 1)                            1,577,204       3,045,483
West Coast Equity Fund (Class 1)                                    11,873,880       1,050,957
Balanced Portfolio (Class 2)                                        30,386,672      28,641,006
Conservative Balanced Portfolio (Class 2)                            7,051,629       6,711,911
Conservative Growth Portfolio (Class 2)                             20,593,449      11,694,738
Equity Income Fund (Class 2)                                        20,142,461       4,858,204
Flexible Income Portfolio (Class 2)                                  5,788,619      23,998,483
Growth Fund (Class 2)                                                  182,089         358,133
Growth & Income Fund (Class 2)                                         993,401       1,173,373
Income Fund (Class 2)                                                3,973,836       7,955,106
International Growth Fund (Class 2)                                  3,304,754         222,986
Mid Cap Stock Fund (Class 2)                                         1,745,624         961,363
Money Market Fund (Class 2)                                          9,493,838      10,031,040
REIT Fund (Class 2)                                                  1,310,079         265,489
Short Term Income Fund (Class 2)                                       867,533       2,774,822
Small Cap Growth Fund (Class 2)                                        249,006         379,075
Small Cap Value Fund (Class 2)                                         268,174          30,249
Strategic Growth Portfolio (Class 2)                                10,045,758       3,892,217
U.S. Government Securities Fund (Class 2)                              815,058       4,417,728
West Coast Equity Fund (Class 2)                                     5,449,517       2,266,504

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
COLUMBIA TRUST (Class A):
Columbia Asset Allocation Fund, Variable Series                       $273,548        $186,063
Columbia Large Cap Value Fund, Variable Series                       1,962,718       1,433,954
Columbia Small Company Growth Fund, Variable Series                  1,173,682         776,257

COLUMBIA TRUST I:
Columbia High Yield Fund, Variable Series (Class A)                 $6,827,296      $7,657,080
Columbia Marsico Focused Equities Fund,
  Variable Series (Class A)                                         19,040,403       8,540,565
Columbia Marsico Growth Fund, Variable Series (Class A)                992,702       1,306,835
Columbia Marsico 21st Century Fund, Variable Series (Class A)          578,868         209,338
Columbia Mid Cap Growth Fund, Variable Series (Class A)                324,379         296,841
Columbia Marsico International Opportunities Fund,
  Variable Series (Class B)                                          1,584,234       1,533,904

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                                    $18,475,743     $12,518,643
Global Growth Fund (Class 2)                                       160,810,365      25,892,206
Growth Fund (Class 2)                                              186,054,744      55,405,477
Growth-Income Fund (Class 2)                                       165,387,436      53,352,700
Asset Allocation Fund (Class 3)                                      6,055,544      13,888,055
Cash Management Fund (Class 3)                                      23,756,420      21,674,321
Growth Fund (Class 3)                                               12,843,595      96,666,987
Growth-Income Fund (Class 3)                                        19,174,853      77,866,260
High-Income Bond Fund (Class 3)                                      4,775,736       9,602,408
International Fund (Class 3)                                         8,477,013      18,680,435
U.S. Government/AAA-Rated Securities Fund (Class 3)                  3,429,676      10,261,490

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                                        $57,904,292     $23,703,412
Mid Cap Value Portfolio                                             10,005,167      28,785,764

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
BB&T FUND:
BB&T Capital Manager Equity VIF Portfolio                           $3,561,393        $246,287
BB&T Large Cap VIF Portfolio                                         1,889,439          26,058
BB&T Large Cap Growth VIF Portfolio                                    219,724          22,731
BB&T Mid Cap Growth VIF Fund                                         2,266,762         125,934
BB&T Special Opportunities Equity VIF Portfolio                      3,004,610         213,803
BB&T Total Return Bond VIF Portfolio                                 2,824,887          33,894

      (1) For the period from September 5, 2006 (inception) to December 31,
      2006.

      (2) For the period from May 1, 2006 (inception) to December 31, 2006.

5.    SUBSEQUENT EVENTS

      Effective January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Investors Variable Contract Funds (the "Principal Fund"). On that date, the Variable Accounts that invested in portfolios of the WM Trust, exchanged their shares in the portfolios of the WM Trust, for shares with an equal value in similar portfolios of the Principal Fund.

      Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations.

      Effective May 1, 2007, the Federated American Leaders Portfolio will be named Equity Opportunities Portfolio, the Marsico Growth Portfolio will be named Marsico Focused Growth Portfolio, the MFS Mid-Cap Growth Portfolio will be named Mid-Cap Growth Portfolio, the SunAmerica Balanced Portfolio will be named Balanced Portfolio, the Putnam Growth: Voyager Portfolio will be named Fundamental Growth Portfolio and the Goldman Sachs Research Portfolio will be named Capital Growth Portfolio.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2006, 2005, 2004, 2003, and 2002, follows:

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
Asset Allocation Portfolio (Class 1)
2006  11,018,438   24.95  to    25.31        278,843,708  1.52% to 1.77%        3.14%    9.37%      to     9.64%
2005  13,938,800   22.82  to    23.08        321,733,604  1.52% to 1.77%        2.95%    3.13%      to     3.39%
2004  17,122,617   22.12  to    22.33        382,278,134  1.52% to 1.77%        2.75%    8.40%      to     8.67%
2003  19,778,098   20.41  to    20.55        406,341,547  1.52% to 1.77%        3.56%   20.90%      to    21.21%
2002  22,596,627   16.88  to    16.95        383,026,126  1.52% to 1.77%        3.58%   -9.16%      to    -8.94%

Capital Appreciation Portfolio (Class 1)
2006  15,756,681   11.61  to    43.57(12)    668,822,485  1.52% to 1.77%        0.14%    9.47%      to     9.74%
2005  19,508,840   10.61  to    39.70(12)    757,649,565  1.52% to 1.77%        0.29%    9.69%      to     9.96%
2004  24,027,428    9.67  to    36.11(12)    851,237,491  1.52% to 1.77%        0.00%    7.20%      to     7.47%
2003  27,625,806    9.02  to    33.60(12)    911,917,258  1.52% to 1.77%        0.00%   29.93%      to    30.26%
2002  30,996,689    6.67  to    25.79        788,499,972  1.52% to 1.77%        0.00%  -24.02%      to   -23.83%

Government and Quality Bond Portfolio (Class 1)
2006  15,018,602   11.75  to    17.46        259,295,419  1.52% to 1.77%        3.58%    1.49%      to     1.74%
2005  18,471,409   11.57  to    17.16        313,817,725  1.52% to 1.77%        3.79%    0.84%      to     1.09%
2004  21,889,014   11.48  to    16.97        368,063,059  1.52% to 1.77%        4.58%    1.59%      to     1.85%
2003  28,398,316   11.30  to    16.66        469,029,141  1.52% to 1.77%        3.81%    0.72%      to     0.98%
2002  38,452,613   11.22  to    16.50        630,595,043  1.52% to 1.77%        3.87%    7.39%      to     7.66%

Growth Portfolio (Class 1)
2006   8,365,889   33.80  to    34.31        286,915,866  1.52% to 1.77%        0.60%   11.30%      to    11.58%
2005  10,505,079   30.37  to    30.75        322,928,294  1.52% to 1.77%        0.87%    5.25%      to     5.51%
2004  12,878,108   28.86  to    29.14        375,237,336  1.52% to 1.77%        0.56%    8.91%      to     9.18%
2003  14,192,988   26.50  to    26.69        378,795,802  1.52% to 1.77%        0.55%   27.64%      to    27.96%
2002  15,679,505   20.76  to    20.86        327,038,132  1.52% to 1.77%        0.36%  -23.53%      to   -23.34%

Natural Resources Portfolio (Class 1)
2006   3,796,380   47.81  to    48.53        184,183,331  1.52% to 1.77%        0.63%   22.74%      to    23.05%
2005   4,551,838   38.95  to    39.44        179,488,507  1.52% to 1.77%        0.51%   43.55%      to    43.91%
2004   4,139,858   27.13  to    27.41        113,436,088  1.52% to 1.77%        0.75%   22.85%      to    23.16%
2003   4,047,710   22.09  to    22.25         90,042,277  1.52% to 1.77%        0.71%   45.13%      to    45.50%
2002   4,559,166   15.22  to    15.29         69,713,852  1.52% to 1.77%        0.84%    6.50%      to     6.75%

Asset Allocation Portfolio (Class 2)
2006     715,105   24.56  to    25.11         17,890,649  1.52% to 1.97%        3.08%    8.99%      to     9.48%
2005     771,375   22.54  to    22.94         17,640,251  1.52% to 1.97%        2.89%    2.77%      to     3.23%
2004     829,438   21.93  to    22.22         18,384,242  1.52% to 1.97%        2.76%    8.01%      to     8.49%
2003     622,230   20.30  to    20.48         12,717,893  1.52% to 1.97%        3.91%   20.49%      to    21.03%
2002     357,271   16.85  to    16.92          6,038,100  1.52% to 1.97%        4.97%   -9.45%      to    -9.07%

Capital Appreciation Portfolio (Class 2)
2006   2,897,869   42.86  to    43.46(12)    125,440,101  1.40% to 1.97%        0.02%    9.08%      to     9.71%
2005   3,183,176   39.29  to    39.61(12)    125,735,996  1.40% to 1.97%        0.16%    9.30%      to     9.93%
2004   3,423,701   35.95  to    36.04(12)    123,237,079  1.40% to 1.97%        0.00%    6.82%      to     7.44%
2003   2,994,700   33.65  to    33.54(12)    100,495,406  1.40% to 1.97%        0.00%   29.48%      to    30.23%
2002   2,179,813   25.62  to    26.45         56,271,844  1.40% to 1.97%        0.00%  -24.30%      to   -23.88%

Government and Quality Bond Portfolio (Class 2)
2006   6,773,799   16.97  to    17.34        117,062,386  1.52% to 1.97%        3.51%    1.14%      to     1.59%
2005   7,329,772   16.78  to    17.07        124,714,245  1.52% to 1.97%        3.78%    0.49%      to     0.94%
2004   7,672,011   16.70  to    16.91        129,395,172  1.52% to 1.97%        4.66%    1.24%      to     1.70%
2003   7,704,078   16.49  to    16.63        127,810,283  1.52% to 1.97%        4.18%    0.37%      to     0.82%
2002   5,891,482   16.43  to    16.49         96,976,031  1.52% to 1.97%        4.32%    7.03%      to     7.49%

Growth Portfolio (Class 2)
2006   2,240,626   33.42  to    34.08         76,222,516  1.52% to 1.97%        0.47%   10.91%      to    11.41%
2005   2,499,894   30.13  to    30.59         76,357,097  1.52% to 1.97%        0.75%    4.88%      to     5.35%
2004   2,657,729   28.73  to    29.04         77,079,482  1.52% to 1.97%        0.46%    8.53%      to     9.02%
2003   2,210,630   26.47  to    26.64         58,824,652  1.52% to 1.97%        0.44%   27.20%      to    27.77%
2002   1,397,633   20.78  to    20.85         29,117,918  1.52% to 1.97%        0.29%  -23.68%      to   -23.45%

Natural Resources Portfolio (Class 2)
2006     804,761   47.28  to    48.34         38,673,206  1.52% to 1.97%        0.53%   22.31%      to    22.86%
2005     847,774   38.66  to    39.34         33,185,413  1.52% to 1.97%        0.41%   43.05%      to    43.69%(13)
2004     781,704   27.02  to    27.38         21,312,223  1.52% to 1.97%        0.70%   22.43%      to    22.98%
2003     565,717   22.07  to    22.26(12)     12,549,472  1.52% to 1.97%        0.62%   44.62%      to    45.26%
2002     413,557   15.21  to    15.33          6,317,702  1.52% to 1.97%        0.87%    6.18%      to     6.62%

Asset Allocation Portfolio (Class 3)
2006   1,134,571   10.63  to    10.67(12)     28,162,091  1.15% to 2.05%        3.41%    5.29%(16)  to     5.69%(16)(13)
2005     750,594   22.52  to    22.83         17,058,830  1.52% to 1.97%        2.92%    2.67%      to     3.13%
2004     539,411   21.94  to    22.13         11,903,503  1.52% to 1.97%        2.85%    7.90%      to     8.39%
2003     140,877   20.33  to    20.42          2,872,884  1.52% to 1.97%        4.32%   20.36%      to    20.93%
2002      15,141   16.89  to    16.90            255,785  1.52% to 1.97%        0.01%    4.65%(6)   to     4.70%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
Capital Appreciation Portfolio (Class 3)
2006   9,288,929   10.88  to    10.92(12)    398,541,757  1.15% to 2.05%        0.00%    7.23%(16)  to     7.55%(16)(13)
2005   6,681,856   38.85  to    39.43        262,830,722  1.52% to 1.97%        0.08%    9.20%      to     9.69%
2004   4,699,455   35.58  to    35.95        168,649,045  1.52% to 1.97%        0.00%    6.73%      to     7.20%
2003   1,741,037   33.33  to    33.53         58,331,792  1.52% to 1.97%        0.00%   29.41%      to    29.99%
2002     180,826   25.76  to    25.79          4,663,663  1.52% to 1.97%        0.00%    6.51%(6)   to     6.67%(6)

Government and Quality Bond Portfolio (Class 3)
2006  23,293,805   10.12  to    10.16(12)    399,803,235  1.15% to 2.05%        3.61%    1.03%(16)  to     1.37%(16)(13)
2005  17,250,525   16.73  to    17.00        292,427,365  1.52% to 1.97%        3.79%    0.39%      to     0.84%
2004  12,740,224   16.67  to    16.85        214,338,476  1.52% to 1.97%        4.92%    1.14%      to     1.60%
2003   6,769,120   16.48  to    16.59        112,179,625  1.52% to 1.97%        5.05%    0.26%      to     0.71%
2002     463,430   16.44  to    16.47          7,630,720  1.52% to 1.97%        0.00%    0.41%(6)   to     0.62%(6)

Growth Portfolio (Class 3)
2006   5,660,379   10.86  to    10.89(12)    191,269,980  1.15% to 2.05%        0.41%    7.57%(16)  to     7.93%(16)(13)
2005   4,809,610   30.05  to    30.51        146,367,054  1.52% to 1.97%        0.70%    4.77%      to     5.25%
2004   3,447,573   28.68  to    28.99         99,754,464  1.52% to 1.97%        0.39%    8.43%      to     8.91%
2003   1,346,317   26.45  to    26.61         35,799,120  1.52% to 1.97%        0.45%   27.09%      to    27.66%
2002     106,492   20.81  to    20.85          2,219,418  1.52% to 1.97%        0.00%    7.18%(6)   to     7.37%(6)

Natural Resources Portfolio (Class 3)
2006   2,461,054   10.43  to    10.49(12)    116,871,760  1.15% to 2.05%        0.50%    3.04%(16)  to     3.75%(16)(13)
2005   1,488,282   38.48  to    39.09         57,999,175  1.52% to 1.97%        0.34%   42.92%      to    43.55%
2004     779,599   26.93  to    27.23         21,183,866  1.52% to 1.97%        0.62%   22.34%      to    22.88%
2003     270,101   22.01  to    22.16          5,978,089  1.52% to 1.97%        0.69%   44.51%      to    45.11%
2002      11,546   15.23  to    15.27            176,176  1.52% to 1.97%        0.00%   10.75%(6)   to    11.05%(6)

Aggressive Growth Portfolio (Class 1)
2006   5,927,405    9.18  to    17.60        103,875,273  1.52% to 1.77%        0.10%   11.31%      to    11.58%(13)
2005   7,756,045    8.25  to    15.78        121,925,535  1.52% to 1.77%        0.00%    6.83%      to     7.10%
2004   9,797,972    7.72  to    14.73        143,920,224  1.52% to 1.77%        0.00%   14.73%      to    15.02%
2003  11,780,987    6.73  to    12.81        150,483,074  1.52% to 1.77%        0.00%   26.21%      to    26.52%
2002  12,632,584    5.33  to    10.12        127,477,665  1.52% to 1.77%        0.27%  -26.02%      to   -25.83%

Alliance Growth Portfolio (Class 1)
2006  15,611,799    8.94  to    33.15        511,866,141  1.52% to 1.77%        0.12%   -0.99%      to    -0.75%
2005  20,472,605    9.03  to    33.40        677,466,507  1.52% to 1.77%        0.38%   14.58%      to    14.86%(13)
2004  25,978,046    7.89  to    29.08        749,771,483  1.52% to 1.77%        0.30%    6.05%      to     6.31%
2003  32,778,585    7.44  to    27.35        890,904,857  1.52% to 1.77%        0.25%   23.61%      to    23.92%
2002  39,641,359    6.02  to    22.08        870,617,516  1.52% to 1.77%        0.25%  -32.50%      to   -32.32%

Blue Chip Growth Portfolio (Class 1)
2006   2,693,153    6.26  to     7.73         17,265,461  1.52% to 1.77%        0.23%    4.71%      to     4.97%
2005   3,948,546    5.98  to     7.37         24,055,659  1.52% to 1.77%        0.59%    0.75%      to     1.00%
2004   4,146,996    5.94  to     7.29         25,017,804  1.52% to 1.77%        0.15%    3.39%      to     3.65%
2003   4,616,456    5.74  to     7.04         26,875,421  1.52% to 1.77%        0.18%   23.80%      to    24.11%
2002   3,857,145    4.64  to     5.67         18,110,737  1.52% to 1.77%        0.26%  -30.53%      to   -30.35%

Cash Management Portfolio (Class 1)
2006   9,554,341   10.28  to    13.39        127,627,207  1.52% to 1.77%        2.57%    2.80%      to     3.05%
2005   9,367,344   10.00  to    13.00        121,430,235  1.52% to 1.77%        1.04%    0.99%      to     1.24%
2004  10,546,190    9.90  to    12.84        135,050,861  1.52% to 1.77%        0.76%   -0.95%      to    -0.70%
2003  13,706,050   10.00  to    12.93(12)    176,856,444  1.52% to 1.77%        1.86%   -1.10%      to    -0.85%
2002  23,596,133   10.08  to    13.04        307,141,194  1.52% to 1.77%        3.10%   -0.44%      to    -0.16%

Corporate Bond Portfolio (Class 1)
2006   8,696,448   17.68  to    17.95        156,032,513  1.52% to 1.77%        4.27%    4.00%      to     4.26%
2005  10,147,415   17.00  to    17.22        174,651,502  1.52% to 1.77%        4.46%    0.12%      to     0.37%
2004  11,355,796   16.98  to    17.15        194,730,836  1.52% to 1.77%        4.89%    4.95%      to     5.21%
2003  13,408,143   16.18  to    16.30        218,565,601  1.52% to 1.77%        5.82%    9.98%      to    10.25%
2002  14,224,882   14.71  to    14.79        210,330,249  1.52% to 1.77%        6.10%    5.57%      to     5.84%

Davis Venture Value Portfolio (Class 1)
2006  35,548,548   13.26  to    39.03      1,372,722,485  1.52% to 1.77%        0.97%   13.29%      to    13.57%
2005  43,943,760   11.71  to    34.37      1,496,562,341  1.52% to 1.77%        0.97%    8.67%      to     8.94%
2004  52,961,565   10.77  to    31.55      1,657,605,750  1.52% to 1.77%        0.85%   11.52%      to    11.80%
2003  60,656,992    9.66  to    28.22      1,699,121,533  1.52% to 1.77%        0.86%   30.78%      to    31.11%
2002  68,157,742    7.39  to    21.52      1,458,372,495  1.52% to 1.77%        0.57%  -18.20%      to   -17.99%

"Dogs" of Wall Street Portfolio (Class 1)
2006   4,108,875   12.87  to    13.07         53,675,570  1.52% to 1.77%        2.50%   19.52%      to    19.81%
2005   5,091,088   10.77  to    10.91         55,512,513  1.52% to 1.77%        2.27%   -4.44%      to    -4.20%
2004   6,929,443   11.27  to    11.38         78,877,465  1.52% to 1.77%        2.26%    7.70%      to     7.97%
2003   8,147,568   10.47  to    10.54         85,890,387  1.52% to 1.77%        2.62%   17.92%      to    18.21%
2002  10,094,981    8.88  to     8.92         90,030,864  1.52% to 1.77%        1.78%   -8.19%      to    -7.97%

Emerging Markets Portfolio (Class 1)
2006   6,586,154   18.95  to    28.80        126,882,022  1.52% to 1.77%        0.91%   28.81%      to    29.13%
2005   8,139,591   14.71  to    22.31        121,396,530  1.52% to 1.77%        0.34%   34.81%      to    35.14%(13)
2004   7,976,447   10.92  to    16.51         88,049,372  1.52% to 1.77%        1.04%   22.32%      to    22.63%
2003   9,111,544    8.92  to    13.46         82,029,038  1.52% to 1.77%        0.00%   49.91%      to    50.30%
2002   9,646,840    5.95  to     8.96         57,748,534  1.52% to 1.77%        0.24%   -8.77%      to    -8.55%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
Federated American Leaders Portfolio (Class 1)
2006   5,190,000   20.54  to    20.86        108,217,271  1.52% to 1.77%        1.53%   14.65%      to    14.94%
2005   6,941,211   17.92  to    18.15        125,937,063  1.52% to 1.77%        1.49%    2.84%      to     3.09%
2004   8,953,274   17.42  to    17.60        157,581,658  1.52% to 1.77%        1.39%    7.97%      to     8.23%
2003  10,581,822   16.14  to    16.26        172,085,602  1.52% to 1.77%        1.56%   25.34%      to    25.65%
2002  12,667,279   12.87  to    12.94        163,949,976  1.52% to 1.77%        1.05%  -21.18%      to   -20.98%

Global Bond Portfolio (Class 1)
2006   3,699,912   11.65  to    18.01         66,045,775  1.52% to 1.77%        8.87%    2.05%      to     2.30%
2005   4,424,400   11.42  to    17.60         77,386,541  1.52% to 1.77%        3.10%    2.75%      to     3.01%
2004   4,872,325   11.11  to    17.09         82,766,021  1.52% to 1.77%        0.00%    2.14%      to     2.40%
2003   5,769,975   10.88  to    16.69         95,804,408  1.52% to 1.77%        0.00%    1.74%      to     2.00%
2002   6,716,447   10.69  to    16.36        109,483,943  1.52% to 1.77%        1.63%    4.09%      to     4.36%

Global Equities Portfolio (Class 1)
2006   7,394,159   10.89  to    24.05        176,964,120  1.52% to 1.77%        0.88%   21.70%      to    22.00%
2005   8,990,627    8.95  to    19.71        176,433,813  1.52% to 1.77%        0.27%   13.76%      to    14.04%(13)
2004  10,797,429    7.86  to    17.28        185,921,956  1.52% to 1.77%        0.30%    9.91%      to    10.18%
2003  13,408,682    7.16  to    15.69        209,702,594  1.52% to 1.77%        0.27%   24.31%      to    24.62%
2002  16,209,158    5.76  to    12.59        203,550,069  1.52% to 1.77%        0.00%  -28.13%      to   -27.95%

Goldman Sachs Research Portfolio (Class 1)
2006   1,769,810    8.05  to     8.18         14,457,352  1.52% to 1.77%        0.30%   14.61%      to    14.89%
2005   2,095,442    7.03  to     7.12         14,900,856  1.52% to 1.77%        0.44%    1.79%      to     2.04%
2004   2,722,190    6.90  to     6.97         18,976,094  1.52% to 1.77%        0.00%   11.03%      to    11.31%
2003   3,464,986    6.22  to     6.27         21,703,835  1.52% to 1.77%        0.00%   23.03%      to    23.34%
2002   4,749,984    5.05  to     5.08         24,126,826  1.52% to 1.77%        0.00%  -29.35%      to   -29.17%

Growth-Income Portfolio (Class 1)
2006  14,413,766    9.90  to     31.66       449,064,125  1.52% to 1.77%        0.70%    5.54%      to     5.81%
2005  18,999,995    9.38  to     29.92       560,747,209  1.52% to 1.77%        0.54%    5.32%      to     5.58%(13)
2004  24,966,616    8.90  to     28.34       699,908,679  1.52% to 1.77%        0.67%    9.58%      to     9.85%
2003  30,394,384    8.12  to     25.80       776,995,860  1.52% to 1.77%        0.97%   23.44%      to    23.75%
2002  36,398,814    6.58  to     20.85       753,004,518  1.52% to 1.77%        0.81%  -22.53%      to   -22.34%

Growth Opportunities Portfolio (Class 1)
2006   3,697,904    5.59  to     5.67         20,956,363  1.52% to 1.77%        0.00%   11.45%      to    11.73%
2005   2,903,895    5.02  to     5.07         14,730,534  1.52% to 1.77%        0.00%    5.77%      to     6.03%
2004   3,801,186    4.74  to     4.79         18,188,614  1.52% to 1.77%        0.00%    4.31%      to     4.57%
2003   6,188,391    4.55  to     4.58         28,319,772  1.52% to 1.77%        0.00%   32.60%      to    32.94%
2002   3,695,364    3.43  to     3.44         12,720,943  1.52% to 1.77%        0.00%  -40.86%      to   -40.71%

High-Yield Bond Portfolio (Class 1)
2006   8,694,111   20.79  to    21.07        183,161,973  1.52% to 1.77%        7.61%   12.66%      to    12.94%
2005  10,415,282   18.45  to    18.66        194,304,447  1.52% to 1.77%        8.88%    6.96%      to     7.23%
2004  13,555,787   17.25  to    17.40        235,859,948  1.52% to 1.77%        8.58%   15.40%      to    15.69%
2003  17,536,682   14.95  to    15.04        263,751,824  1.52% to 1.77%        7.24%   29.25%      to    29.58%
2002  16,641,423   11.56  to    11.61        193,154,934  1.52% to 1.77%       13.87%   -7.40%      to    -7.23%

International Diversified Equities Portfolio (Class 1)
2006  10,209,822   14.35  to    14.56        148,632,225  1.52% to 1.77%        0.41%   21.29%      to    21.59%
2005  11,973,066   11.83  to    11.98        143,352,493  1.52% to 1.77%        1.48%   11.78%      to    12.06%
2004  14,219,830   10.58  to    10.69        151,934,480  1.52% to 1.77%        1.88%   14.45%      to    14.73%
2003  16,924,576    9.25  to     9.31        157,610,826  1.52% to 1.77%        4.68%   29.49%      to    29.81%
2002  17,884,949    7.14  to     7.17        128,306,550  1.52% to 1.77%        0.00%  -29.74%      to   -29.63%

International Growth & Income Portfolio (Class 1)
2006  12,387,765   13.37  to    18.92        232,588,695  1.52% to 1.77%        1.30%   24.82%      to    25.13%
2005  13,993,625   10.71  to    15.12        209,984,834  1.52% to 1.77%        0.85%   12.28%      to    12.56%
2004  16,230,640    9.54  to    13.43        217,669,286  1.52% to 1.77%        1.24%   18.74%      to    19.04%
2003  17,140,775    8.04  to    11.28        193,131,037  1.52% to 1.77%        1.46%   34.52%      to    34.87%
2002  19,479,623    5.97  to     8.37        162,880,210  1.52% to 1.77%        0.40%  -22.32%      to   -22.12%

Marsico Growth Portfolio (Class 1)
2006   4,898,463   12.02  to    12.21         59,722,391  1.52% to 1.77%        0.00%    6.68%      to     6.95%
2005   5,993,627   11.27  to    11.41         68,345,854  1.52% to 1.77%        0.00%    8.77%      to     9.04%
2004   6,278,390   10.36  to    10.47         65,643,534  1.52% to 1.77%        0.00%    9.30%      to     9.57%
2003   7,828,738    9.48  to     9.55         74,743,943  1.52% to 1.77%        0.00%   27.94%      to    28.26%
2002   6,107,627    7.41  to     7.45         45,471,818  1.52% to 1.77%        0.01%  -12.82%      to   -12.60%

MFS Massachusetts Investors Trust Portfolio (Class 1)
2006   6,089,977   10.62  to    23.49        142,284,797  1.52% to 1.77%        0.67%   11.20%      to    11.48%
2005   7,919,315    9.55  to    21.07        166,238,426  1.52% to 1.77%        0.77%    5.84%      to     6.10%(13)
2004   9,734,051    9.02  to    19.86        192,713,777  1.52% to 1.77%        0.79%    9.90%      to    10.18%
2003  11,732,320    8.21  to    18.03        210,872,350  1.52% to 1.77%        0.84%   20.34%      to    20.64%
2002  13,381,250    6.82  to    14.94        199,506,403  1.52% to 1.77%        1.11%  -22.39%      to   -22.17%

MFS Mid-Cap Growth Portfolio (Class 1)
2006   9,175,798    6.39  to    10.89         98,751,287  1.52% to 1.77%        0.00%    0.77%      to     1.02%
2005  11,316,233    6.34  to    10.78        120,741,874  1.52% to 1.77%        0.00%    1.38%      to     1.63%
2004  14,652,379    6.26  to    10.61        154,117,911  1.52% to 1.77%        0.00%   12.09%      to    12.37%
2003  17,207,140    5.58  to     9.44        161,264,715  1.52% to 1.77%        0.00%   34.83%      to    35.17%
2002  15,867,361    4.14  to     6.98        110,093,400  1.52% to 1.77%        0.00%  -48.10%      to   -47.97%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------  ----------------  ---------------  -----------  -----------------------
MFS Total Return Portfolio (Class 1)
2006  15,505,974   12.91  to    28.10        429,872,722  1.52% to 1.77%        2.30%   10.03%      to    10.31%
2005  19,397,126   11.73  to    25.47        488,726,740  1.52% to 1.77%        2.11%    1.24%      to     1.49%
2004  22,025,002   11.59  to    25.10        547,419,678  1.52% to 1.77%        0.19%    9.35%      to     9.63%
2003  24,019,322   10.60  to    22.89        544,742,108  1.52% to 1.77%        4.31%   14.81%      to    15.10%
2002  24,289,315    9.23  to    19.89        479,330,975  1.52% to 1.77%        1.99%   -6.52%      to    -6.28%

Putnam Growth: Voyager Portfolio (Class 1)
2006   6,573,329    7.73  to    19.02        124,318,991  1.52% to 1.77%        0.02%    3.93%      to     4.19%
2005   8,783,260    7.44  to    18.25        159,424,404  1.52% to 1.77%        0.58%    4.21%      to     4.47%
2004  11,438,565    7.14  to    17.47        198,871,321  1.52% to 1.77%        0.13%    3.16%      to     3.42%
2003  14,141,346    6.92  to    16.90        237,882,292  1.52% to 1.77%        0.26%   21.84%      to    22.15%
2002  17,446,637    5.68  to    13.83        240,404,541  1.52% to 1.77%        0.16%  -27.75%      to   -27.56%

Real Estate Portfolio (Class 1)
2006   4,877,438   31.10  to    31.58        153,981,034  1.52% to 1.77%        1.31%   32.13%      to    32.46%
2005   5,696,302   23.54  to    23.84        135,771,300  1.52% to 1.77%        1.93%   11.31%      to    11.58%
2004   7,121,147   21.15  to    21.36        152,120,150  1.52% to 1.77%        2.67%   32.21%      to    32.53%
2003   7,594,788   16.00  to    16.12        122,416,709  1.52% to 1.77%        2.80%   35.57%      to    35.91%
2002   7,757,007   11.80  to    11.86         91,995,250  1.52% to 1.77%        2.62%    4.35%      to     4.60%

SunAmerica Balanced Portfolio (Class 1)
2006   7,256,521    9.11  to    16.40        118,416,104  1.52% to 1.77%        2.59%    8.92%      to     9.19%
2005   9,426,437    8.37  to    15.02        140,851,928  1.52% to 1.77%        2.33%    0.11%      to     0.36%
2004  12,147,521    8.36  to    14.96        181,055,953  1.52% to 1.77%        1.47%    4.90%      to     5.16%
2003  14,668,068    7.97  to    14.23        207,974,333  1.52% to 1.77%        2.25%   13.10%      to    13.38%
2002  17,233,212    7.04  to    12.55        215,613,157  1.52% to 1.77%        2.43%  -16.66%      to   -16.45%

Technology Portfolio (Class 1)
2006   6,722,580    2.37  to     2.40         16,146,229  1.52% to 1.77%        0.00%   -0.65%      to    -0.40%
2005   8,755,032    2.38  to     2.41         21,113,755  1.52% to 1.77%        0.00%   -1.96%      to    -1.71%
2004  10,833,574    2.43  to     2.45         26,583,352  1.52% to 1.77%        0.00%   -4.24%      to    -4.00%
2003  16,991,531    2.54  to     2.56         43,437,344  1.52% to 1.77%        0.00%   48.11%      to    48.49%
2002   9,995,666    1.71  to     1.72         17,208,681  1.52% to 1.77%        0.00%  -50.24%      to   -50.12%

Telecom Utility Portfolio (Class 1)
2006   2,662,249   14.97  to    15.19         40,433,257  1.52% to 1.77%        3.72%   24.29%      to    24.60%
2005   2,789,284   12.04  to    12.19         34,000,852  1.52% to 1.77%        4.07%    4.65%      to     4.91%
2004   3,533,027   11.51  to    11.62         41,052,332  1.52% to 1.77%        4.91%   14.73%      to    15.01%
2003   3,944,574   10.03  to    10.10         39,854,376  1.52% to 1.77%        5.95%   16.69%      to    16.98%
2002   5,230,584    8.60  to     8.64         45,179,776  1.52% to 1.77%        8.96%  -25.11%      to   -24.92%

Worldwide High Income Portfolio (Class 1)
2006   2,461,174   21.13  to    21.40         52,673,320  1.52% to 1.77%        7.21%    7.72%      to     7.98%
2005   3,031,147   19.61  to    19.82         60,077,709  1.52% to 1.77%        7.57%    5.43%      to     5.69%
2004   3,683,254   18.60  to    18.75         69,072,552  1.52% to 1.77%        6.15%    7.50%      to     7.77%
2003   4,418,403   17.31  to    17.40         76,886,755  1.52% to 1.77%        8.04%   23.73%      to    24.04%
2002   4,663,547   13.99  to    14.03         65,426,237  1.52% to 1.77%       13.42%   -2.04%      to    -1.89%

Aggressive Growth Portfolio (Class 2)
2006     722,278   17.10  to    17.45         12,572,833  1.52% to 1.97%        0.00%   10.89%      to    11.42%
2005     844,654   15.42  to    15.66         13,205,800  1.52% to 1.97%        0.00%    6.46%      to     6.93%
2004     886,233   14.49  to    14.64         12,961,719  1.52% to 1.97%        0.00%   14.33%      to    14.85%
2003     925,407   12.67  to    12.75         11,789,546  1.52% to 1.97%        0.00%   25.77%      to    26.34%
2002     620,800   10.06  to    10.11          6,262,412  1.52% to 1.97%        0.25%  -26.23%      to   -25.94%

Alliance Growth Portfolio (Class 2)
2006   1,976,451   32.11  to    33.17         64,611,386  1.40% to 1.97%        0.00%   -1.34%      to    -0.78%
2005   2,245,783   32.55  to    33.42         74,076,893  1.40% to 1.97%        0.26%   14.18%      to    14.83%
2004   2,394,953   28.51  to    29.11         68,896,859  1.40% to 1.97%        0.19%    5.68%      to     6.28%
2003   2,177,923   26.97  to    27.39(12)     59,042,861  1.40% to 1.97%        0.12%   23.17%      to    23.88%
2002   1,682,633   21.84  to    22.11         36,882,888  1.40% to 1.97%        0.21%  -32.74%      to   -32.34%

Blue Chip Growth Portfolio (Class 2)
2006   1,561,072   6.20   to    6.32           9,841,301  1.52% to 1.97%        0.10%    4.34%      to     4.81%
2005   1,793,058   5.94   to    6.03          10,793,351  1.52% to 1.97%        0.43%    0.39%      to     0.85%
2004   2,058,214   5.92   to    5.98          12,287,985  1.52% to 1.97%        0.03%    3.03%      to     3.50%
2003   2,039,524   5.74   to    5.78          11,770,970  1.52% to 1.97%        0.03%   23.38%      to    23.93%
2002   1,397,939   4.65   to    4.66           6,512,851  1.52% to 1.97%        0.25%  -30.67%      to   -30.43%

Cash Management Portfolio (Class 2)
2006   3,461,044   13.04  to    13.29         45,910,005  1.52% to 1.97%        2.35%    2.44%      to     2.90%
2005   3,274,033   12.73  to    12.91         42,210,412  1.52% to 1.97%        0.77%    0.57%      to     1.09%
2004   3,787,733   12.65  to    12.78         48,330,416  1.52% to 1.97%        0.66%   -1.36%      to    -0.85%
2003   3,696,208   12.83  to    12.89         47,588,977  1.52% to 1.97%        1.95%   -1.44%      to    -0.99%
2002   3,342,561   12.99  to    13.02         43,487,340  1.52% to 1.97%        4.08%   -0.58%      to    -0.33%

Corporate Bond Portfolio (Class 2)
2006   2,841,192   17.45  to    17.82         50,505,302  1.52% to 1.97%        4.12%    3.64%      to     4.10%
2005   3,136,037   16.83  to    17.11         53,570,302  1.52% to 1.97%        4.42%   -0.23%      to     0.22%
2004   3,178,532   16.87  to    17.08         54,193,855  1.52% to 1.97%        5.08%    4.58%      to     5.05%
2003   2,889,715   16.13  to    16.26         46,911,728  1.52% to 1.97%        6.04%    9.59%      to    10.09%
2002   2,151,386   14.71  to    14.77         31,739,857  1.52% to 1.97%        7.51%    5.26%      to     5.68%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
----------------------------------------  --------------  ---------------  -----------  -----------------------
Davis Venture Value Portfolio (Class 2)
2006   5,345,015   37.86  to    39.04        206,374,587  1.40% to 1.97%        0.87%   12.89%      to    13.53%
2005   5,951,410   33.54  to    34.38        202,665,477  1.40% to 1.97%        0.87%    8.29%      to     8.91%
2004   6,279,634   30.97  to    31.57        196,647,275  1.40% to 1.97%        0.79%   11.14%      to    11.77%
2003   5,403,145   27.86  to    28.25        151,609,252  1.40% to 1.97%        0.79%   30.33%      to    31.07%
2002   3,842,144   21.38  to    21.55         82,379,784  1.40% to 1.97%        0.65%  -18.49%      to   -18.02%

"Dogs" of Wall Street Portfolio (Class 2)
2006   1,394,125   12.74  to    12.99         18,049,279  1.52% to 1.97%        2.37%   19.10%      to    19.63%
2005   1,669,202   10.70  to    10.85         18,073,453  1.52% to 1.97%        2.31%   -4.78%      to    -4.35%
2004   1,799,526   11.24  to    11.35         20,381,063  1.52% to 1.97%        2.35%    7.33%      to     7.82%
2003   1,637,428   10.47  to    10.53(12)     17,206,833  1.52% to 1.97%        2.75%   17.51%      to    18.05%
2002   1,073,793    8.88  to     8.92          9,561,045  1.52% to 1.97%        2.11%   -8.44%      to    -8.11%

Emerging Markets Portfolio (Class 2)
2006   1,282,729   18.70  to    19.09         24,419,039  1.52% to 1.97%        0.84%   28.36%      to    28.94%
2005   1,312,679   14.57  to    14.80         19,388,777  1.52% to 1.97%        0.24%   34.33%      to    34.94%
2004   1,201,940   10.85  to    10.97         13,164,866  1.52% to 1.97%        1.01%   21.95%      to    22.51%
2003     809,232    8.89  to     8.96          7,238,116  1.52% to 1.97%        0.00%   49.42%      to    50.10%
2002     506,002    5.95  to     5.97          3,017,366  1.52% to 1.97%        0.21%   -9.06%      to    -8.69%

Federated American Leaders Portfolio (Class 2)
2006     882,899   20.26  to    20.70         18,225,950  1.52% to 1.97%        1.46%   14.25%      to    14.77%
2005   1,056,981   17.73  to    18.04         19,019,597  1.52% to 1.97%        1.41%    2.47%      to     2.94%
2004   1,184,869   17.30  to    17.52         20,723,558  1.52% to 1.97%        1.36%    7.58%      to     8.07%
2003   1,123,456   16.08  to    16.22         18,192,720  1.52% to 1.97%        1.44%   24.90%      to    25.47%
2002   1,090,646   12.88  to    12.94         14,085,458  1.52% to 1.97%        1.25%  -21.46%      to   -21.10%

Foreign Value Portfolio (Class 2)
2006   3,868,694   19.34  to    19.98         77,225,840  1.52% to 1.97%        1.02%   24.69%      to    25.25%
2005   4,123,859   15.51  to    15.95         65,728,196  1.52% to 1.97%        0.00%    7.90%      to     8.37%
2004   3,958,903   14.37  to    14.72         58,239,499  1.52% to 1.97%        1.23%   17.57%      to    18.06%
2003   2,198,159   12.22  to    12.47         27,397,014  1.52% to 1.97%        0.23%   31.06%      to    32.58%
2002     252,975    9.33  to     9.41          2,378,321  1.52% to 1.97%        0.80%   -6.73%(5)   to    -5.95%(5)

Global Bond Portfolio (Class 2)
2006     918,963   17.52  to    17.86         16,374,097  1.52% to 1.97%        9.13%    1.69%      to     2.15%
2005     966,703   17.23  to    17.48         16,870,464  1.52% to 1.97%        3.28%    2.39%      to     2.86%
2004     823,892   16.83  to    16.99         13,981,610  1.52% to 1.97%        0.00%    1.78%      to     2.24%
2003     745,800   16.53  to    16.62(12)     12,385,013  1.52% to 1.97%        0.00%    1.38%      to     1.84%
2002     547,506   16.26  to    16.35          8,931,942  1.52% to 1.97%        1.93%    3.78%      to     4.21%

Global Equities Portfolio (Class 2)
2006     762,141   23.46  to    24.07(12)     18,163,322  1.40% to 1.97%        0.82%   21.27%      to    21.97%
2005     728,068   19.34  to    19.73(12)     14,236,176  1.40% to 1.97%        0.15%   13.36%      to    14.01%
2004     662,045   17.06  to    17.31(12)     11,374,003  1.40% to 1.97%        0.18%    9.52%      to    10.15%
2003     776,585   15.58  to    15.71(12)     12,131,779  1.40% to 1.97%        0.13%   23.85%      to    25.68%
2002     675,854   12.52  to    12.84          8,490,769  1.40% to 1.97%        0.00%  -28.37%      to   -26.97%

Goldman Sachs Research Portfolio (Class 2)
2006     705,678    7.96  to     8.12          5,708,987  1.52% to 1.97%        0.18%   14.21%      to    14.72%
2005     775,921    6.97  to     7.07          5,477,982  1.52% to 1.97%        0.34%    1.42%      to     1.89%
2004     886,355    6.87  to     6.94          6,144,254  1.52% to 1.97%        0.00%   10.65%      to    11.15%
2003     900,697    6.21  to     6.25          5,620,344  1.52% to 1.97%        0.00%   22.60%      to    23.15%
2002     668,823    5.06  to     5.08          3,391,016  1.52% to 1.97%        0.00%  -29.55%      to   -29.27%

Growth-Income Portfolio (Class 2)
2006   1,053,667   30.68  to    31.37         32,960,191  1.52% to 1.97%        0.59%    5.17%      to     5.65%
2005   1,227,675   29.17  to    29.69         36,371,175  1.52% to 1.97%        0.42%    4.95%      to     5.43%
2004   1,450,353   27.79  to    28.17         40,777,284  1.52% to 1.97%        0.56%    9.19%      to     9.68%
2003   1,602,731   25.45  to    25.68         41,110,089  1.52% to 1.97%        0.88%   23.00%      to    23.56%
2002   1,505,025   20.69  to    20.80         31,264,685  1.52% to 1.97%        0.94%  -22.79%      to   -22.45%

Growth Opportunities Portfolio (Class 2)
2006   1,553,271    5.51  to     5.64          8,723,039  1.52% to 1.97%        0.00%   11.06%      to    11.56%
2005   1,192,495    4.96  to     5.05          6,012,922  1.52% to 1.97%        0.00%    5.40%      to     5.87%
2004   1,255,588    4.71  to     4.77          5,980,833  1.52% to 1.97%        0.00%    3.94%      to     4.42%
2003   1,395,231    4.53  to     4.57          6,367,640  1.52% to 1.97%        0.00%   32.16%      to    32.75%
2002     834,258    3.43  to     3.44          2,869,011  1.52% to 1.97%        0.00%  -41.15%      to   -40.78%

High-Yield Bond Portfolio (Class 2)
2006   1,877,778   20.45  to    20.91         39,148,300  1.52% to 1.97%        7.75%   12.26%      to    12.77%
2005   2,033,766   18.21  to    18.54         37,619,765  1.52% to 1.97%        9.40%    6.51%      to     7.07%
2004   2,367,479   17.10  to    17.32         40,928,981  1.52% to 1.97%        8.72%   14.90%      to    15.52%
2003   2,538,571   14.88  to    14.99         38,009,272  1.52% to 1.97%        8.15%   28.69%      to    29.39%
2002   1,340,413   11.55  to    11.60         15,518,738  1.52% to 1.97%       17.52%   -7.70%      to    -7.37%

International Diversified Equities Portfolio (Class 2)
2006   4,030,252   14.18  to    14.46         58,163,917  1.52% to 1.97%        0.31%   20.87%      to    21.41%
2005   4,438,672   11.73  to    11.91         52,774,309  1.52% to 1.97%        1.43%   11.40%      to    11.90%
2004   4,272,814   10.53  to    10.64         45,428,670  1.52% to 1.97%        2.24%   14.05%      to    14.57%
2003   2,619,281    9.24  to     9.29(12)     24,319,719  1.52% to 1.97%        5.61%   29.00%      to    29.56%
2002     879,770    7.14  to     7.18          6,307,073  1.52% to 1.97%        0.00%  -29.94%      to   -29.71%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
---------------------------------------  ---------------  --------------  ------------  -----------------------
International Growth & Income Portfolio (Class 2)
2006   2,119,991   18.48  to    18.80         39,761,875  1.52% to 1.97%        1.22%   24.38%      to    24.94%
2005   2,229,312   14.86  to    15.04         33,475,092  1.52% to 1.97%        0.74%   11.89%      to    12.39%
2004   2,366,670   13.28  to    13.39         31,636,685  1.52% to 1.97%        1.19%   18.33%      to    18.86%
2003   2,129,196   11.22  to    11.26(12)     23,959,350  1.52% to 1.97%        1.44%   34.00%      to    34.65%
2002   1,462,303    8.34  to     8.37         12,225,720  1.52% to 1.97%        0.60%  -22.39%      to   -22.21%

Marsico Growth Portfolio (Class 2)
2006   3,626,862   11.96  to    12.11         43,827,566  1.52% to 1.77%        0.00%    6.52%      to     6.79%
2005   4,104,780   11.23  to    11.34         46,464,676  1.52% to 1.77%        0.00%    8.61%      to     8.88%
2004   4,341,358   10.34  to    10.41         45,145,301  1.52% to 1.77%        0.00%    9.13%      to     9.41%
2003   4,183,255    9.47  to     9.52         39,773,101  1.52% to 1.77%        0.00%   27.75%      to    28.07%
2002   2,376,309    7.42  to     7.43         17,649,384  1.52% to 1.77%        0.01%  -12.95%      to   -12.74%

MFS Massachusetts Investors Trust Portfolio (Class 2)
2006   1,118,535   22.93  to    23.33         26,036,977  1.52% to 1.97%        0.56%   10.81%      to    11.31%
2005   1,306,956   20.69  to    20.96         27,344,095  1.52% to 1.97%        0.65%    5.46%      to     5.94%
2004   1,445,629   19.62  to    19.79         28,561,412  1.52% to 1.97%        0.70%    9.51%      to    10.01%
2003   1,390,220   17.92  to    17.99(12)     24,977,766  1.52% to 1.97%        0.76%   19.92%      to    20.46%
2002     997,116   14.89  to    14.94         14,879,604  1.52% to 1.97%        0.91%  -22.49%      to   -22.30%

MFS Mid-Cap Growth Portfolio (Class 2)
2006   3,875,649   10.57  to    10.89         41,762,710  1.40% to 1.97%        0.00%    0.42%      to     0.99%
2005   4,509,492   10.53  to    10.78         48,180,986  1.40% to 1.97%        0.00%    1.02%      to     1.60%
2004   5,169,271   10.42  to    10.61         54,442,777  1.40% to 1.97%        0.00%   11.70%      to    12.34%
2003   4,898,757    9.33  to     9.45         46,004,828  1.40% to 1.97%        0.00%   34.36%      to    35.13%
2002   3,209,988    6.94  to     6.99         22,343,790  1.40% to 1.97%        0.00%  -48.27%      to   -47.97%

MFS Total Return Portfolio (Class 2)
2006   4,834,111   27.32  to    27.88        134,471,263  1.52% to 1.97%        2.22%    9.65%      to    10.14%
2005   5,597,294   24.92  to    25.32        141,431,354  1.52% to 1.97%        2.02%    0.88%      to     1.34%
2004   6,025,338   24.70  to    24.98        150,291,875  1.52% to 1.97%        0.18%    8.97%      to     9.46%
2003   6,078,297   22.66  to    22.82        138,569,295  1.52% to 1.97%        4.35%   14.41%      to    14.93%
2002   4,556,625   19.79  to    19.86         90,425,269  1.52% to 1.97%        2.27%   -6.82%      to    -6.42%

Putnam Growth: Voyager Portfolio (Class 2)
2006     385,960   18.45  to    18.85          7,254,435  1.52% to 1.97%        0.00%    3.57%      to     4.03%
2005     494,045   17.81  to    18.12          8,933,244  1.52% to 1.97%        0.47%    3.84%      to     4.31%
2004     541,745   17.15  to    17.37          9,396,286  1.52% to 1.97%        0.00%    2.80%      to     3.26%
2003     644,422   16.69  to    16.82         10,831,524  1.52% to 1.97%        0.12%   21.42%      to    21.97%
2002     611,191   13.74  to    13.81          8,426,746  1.52% to 1.97%        0.10%  -27.98%      to   -27.67%

Real Estate Portfolio (Class 2)
2006   1,235,674   30.72  to    31.34         38,602,878  1.52% to 1.97%        1.23%   31.67%      to    32.26%
2005   1,307,417   23.33  to    23.70         30,902,945  1.52% to 1.97%        1.88%   10.92%      to    11.42%
2004   1,519,878   21.04  to    21.27         32,262,874  1.52% to 1.97%        2.65%   31.74%      to    32.34%
2003   1,374,179   15.97  to    16.07(12)     22,054,813  1.52% to 1.97%        2.91%   35.10%      to    35.72%
2002     933,200   11.79  to    11.86         11,040,704  1.52% to 1.97%        3.10%    3.94%      to     4.43%

Small & Mid Cap Value Portfolio (Class 2)
2006   2,638,074   18.06  to    18.43         48,539,371  1.52% to 1.97%        0.16%   11.37%      to    11.87%
2005   2,909,687   16.22  to    16.47         47,874,716  1.52% to 1.97%        0.00%    3.83%      to     4.30%
2004   2,898,416   15.62  to    15.80         45,740,841  1.52% to 1.97%        0.48%   15.63%      to    16.15%
2003   1,551,964   13.51  to    13.60         21,094,074  1.52% to 1.97%        0.07%   33.78%      to    34.39%
2002     287,057   10.10  to    10.12          2,903,981  1.52% to 1.97%        0.10%    0.98%(5)   to     1.20%(5)

SunAmerica Balanced Portfolio (Class 2)
2006   1,107,982   15.94  to    16.26         17,968,924  1.52% to 1.97%        2.55%    8.54%      to     9.03%
2005   1,299,119   14.69  to    14.91         19,333,865  1.52% to 1.97%        2.27%   -0.24%      to     0.21%
2004   1,483,785   14.72  to    14.88         22,041,926  1.52% to 1.97%        1.36%    4.54%      to     5.01%
2003   1,531,198   14.08  to    14.17         21,674,122  1.52% to 1.97%        2.28%   12.70%      to    13.21%
2002   1,217,974   12.49  to    12.52         15,237,993  1.52% to 1.97%        3.22%  -16.90%      to   -16.58%

Technology Portfolio (Class 2)
2006   3,004,655    2.33  to     2.40          7,144,428  1.40% to 1.97%        0.00%   -1.00%      to    -0.43%(13)
2005   4,040,880    2.35  to     2.41          9,658,176  1.40% to 1.97%        0.00%   -2.31%      to    -1.75%
2004   4,237,386    2.41  to     2.45         10,328,998  1.40% to 1.97%        0.00%   -4.63%      to    -4.03%
2003   4,358,848    2.53  to     2.55         11,093,203  1.40% to 1.97%        0.00%   47.63%      to    48.47%
2002   2,064,209    1.71  to     1.72          3,544,791  1.40% to 1.97%        0.00%   -50.47      to   -50.17%

Telecom Utility Portfolio (Class 2)
2006     347,637   14.91  to    15.08          5,224,763  1.52% to 1.77%        3.67%   24.10%      to    24.41%
2005     310,837   12.01  to    12.12          3,755,001  1.52% to 1.77%        4.66%    4.50%      to     4.76%
2004     278,545   11.50  to    11.57          3,216,118  1.52% to 1.77%        5.12%   14.56%      to    14.84%
2003     229,929   10.04  to    10.08          2,314,354  1.52% to 1.77%        5.78%   16.52%      to    16.80%
2002     249,887    8.61  to     8.63          2,154,956  1.52% to 1.77%       11.69%  -25.21%      to   -25.03%

Worldwide High Income Portfolio (Class 2)
2006     340,198   20.95  to    21.23          7,208,970  1.52% to 1.77%        7.14%    7.55%      to     7.82%
2005     381,621   19.47  to    19.69          7,502,640  1.52% to 1.77%        7.83%    5.27%      to     5.54%
2004     398,777   18.50  to    18.66          7,429,844  1.52% to 1.77%        6.39%    7.34%      to     7.61%
2003     348,406   17.23  to    17.34          6,035,724  1.52% to 1.77%        8.00%   23.55%      to    23.86%
2002     185,985   13.95  to    14.00          2,601,584  1.52% to 1.77%       14.25%   -2.36%      to    -2.11%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
Aggressive Growth Portfolio (Class 3)
2006     951,148   11.28  to    11.33(12)     16,442,147  1.15% to 2.05%        0.00%    10.28%(16) to     10.68%(16)(13)
2005     687,004   15.33  to    15.59         10,678,069  1.52% to 1.97%        0.00%     6.34%     to     6.83%
2004     493,564   14.41  to    14.59          7,188,034  1.52% to 1.97%        0.00%    14.23%     to    14.74%
2003     220,394   12.62  to    12.72          2,800,069  1.52% to 1.97%        0.00%    25.64%     to    26.22%
2002      14,270   10.04  to    10.08            143,649  1.52% to 1.97%        0.00%     0.32%(6)  to     0.66%(6)

Alliance Growth Portfolio (Class 3)
2006   5,952,719   10.65  to    10.71(12)    192,039,162  1.15% to 2.05%        0.00%     4.73%(16) to     5.32%(16)(13)
2005   3,334,903   32.45  to    32.96        109,639,085  1.52% to 1.97%        0.19%    14.06%     to    14.58%
2004   2,410,119   28.45  to    28.76         69,204,069  1.52% to 1.97%        0.12%     5.58%     to     6.06%
2003     878,657   26.95  to    27.12         23,808,041  1.52% to 1.97%        0.11%    23.07%     to    23.62%
2002      74,029   21.90  to    21.94          1,623,657  1.52% to 1.97%        0.00%     0.08%(6)  to     0.27%(6)

American Funds Asset Allocation SAST Portfolio (Class 3)
2006      46,693   10.48  to    10.51(12)        491,135  1.15% to 2.05%        0.00%    4.70%(16)  to     5.06%(16)(13)
2005          --      --           --                 --              --          --       --                --
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

American Funds Global Growth SAST Portfolio (Class 3)
2006     183,329   10.82  to    10.86(12)      1,979,194  1.15% to 2.05%        0.00%   7.92%(16)   to     8.29%(16)(13)
2005          --      --           --                 --              --          --       --                --
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

American Funds Growth SAST Portfolio (Class 3)
2006     140,356   10.58  to    10.61(12)      1,493,428  1.15% to 2.05%        0.00%   5.39%(16)   to     5.72%(16)(13)
2005          --      --           --                 --              --          --       --                --
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

American Funds Growth-Income SAST Portfolio (Class 3)
2006     150,241   10.70  to    10.74(12)      1,588,821  1.15% to 2.05%        0.00%   6.94%(16)   to     7.28%(16)(13)
2005          --      --           --                 --              --          --       --                --
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

Blue Chip Growth Portfolio (Class 3)
2006   1,818,174   10.69  to    10.72(12)     11,395,423  1.15% to 2.05%        0.01%    5.92%(16)  to     6.25%(16)(13)
2005   1,679,003    5.92  to     6.01         10,050,320  1.52% to 1.97%        0.36%    0.29%      to     0.74%
2004   1,329,936    5.90  to     5.96          7,913,678  1.52% to 1.97%        0.00%    2.92%      to     3.40%
2003     600,344    5.73  to     5.77          3,458,941  1.52% to 1.97%        0.00%   23.33%      to    23.82%
2002      32,633    4.65  to     4.66            151,984  1.52% to 1.97%        0.00%    2.56%(6)   to     2.85%(6)

Cash Management Portfolio (Class 3)
2006  12,567,915   10.09  to    10.12(12)    165,908,135  1.15% to 2.05%        2.60%    0.87%(16)  to     1.10%(16)(13)
2005   9,053,081   12.68  to    12.88        116,342,721  1.52% to 1.97%        0.69%    0.54%      to     0.99%
2004   8,358,139   12.62  to    12.76        106,434,930  1.52% to 1.97%        0.66%   -1.40%      to    -0.94%
2003   4,592,502   12.80  to    12.88         59,067,143  1.52% to 1.97%        2.70%   -1.52%      to    -1.08%
2002     452,786   12.98  to    13.02          5,890,439  1.52% to 1.97%        0.00%   -0.31%(6)   to    -0.05%(6)

Corporate Bond Portfolio (Class 3)
2006  12,841,383   10.24  to    10.27(12)    225,928,781  1.15% to 2.05%        4.63%    2.17%(16)  to     2.45%(16)(13)
2005   7,942,153   16.79  to    17.00        134,772,323  1.52% to 1.97%        4.70%   -0.33%      to     0.12%
2004   4,980,011   16.85  to    16.97         84,467,485  1.52% to 1.97%        6.00%    4.49%      to     4.95%
2003   1,672,182   16.12  to    16.17(12)     27,041,585  1.52% to 1.97%        8.27%    9.50%      to     9.99%
2002     133,675   14.70  to    14.74          1,965,978  1.52% to 1.97%        0.00%    2.14%(6)   to     2.43%(6)

Davis Venture Value Portfolio (Class 3)
2006  14,644,705   10.85  to    10.90(12)    560,311,210  1.15% to 2.05%        0.88%    7.65%(16)  to     8.09%(16)(13)
2005  10,031,357   33.51  to    34.02        340,438,300  1.52% to 1.97%        0.85%    8.19%      to     8.67%
2004   7,041,367   30.98  to    31.30        220,042,179  1.52% to 1.97%        0.82%   11.03%      to    11.53%
2003   2,690,527   27.90  to    28.07         75,447,791  1.52% to 1.97%        0.99%   30.22%      to    30.80%
2002     197,298   21.42  to    21.46          4,232,590  1.52% to 1.97%        0.00%    6.55%(6)   to     6.72%(6)

"Dogs" of Wall Street Portfolio (Class 3)
2006   1,413,505   11.00  to    11.05(12)     18,180,059  1.15% to 2.05%        2.50%    8.58%(16)  to     8.99%(16)(13)
2005   1,118,148   10.64  to    10.81         12,046,258  1.52% to 1.97%        2.35%   -4.87%      to    -4.44%
2004   1,123,504   11.19  to    11.31         12,678,068  1.52% to 1.97%        2.54%    7.24%      to     7.71%
2003     566,410   10.43  to    10.50          5,941,636  1.52% to 1.97%        3.78%   17.37%      to    17.94%
2002      30,376    8.89  to     8.90            270,372  1.52% to 1.97%        0.00%    9.06%(6)   to     9.24%(6)

Emerging Markets Portfolio (Class 3)
2006   4,091,398   11.83  to    11.87(12)     77,151,152  1.15% to 2.05%        0.94%   15.30%(16)  to    15.72%(16)(13)
2005   1,855,986   14.52  to    14.74         27,245,093  1.52% to 1.97%        0.17%   34.19%      to    34.80%
2004   1,037,661   10.82  to    10.93         11,307,326  1.52% to 1.97%        1.02%   21.87%      to    22.39%
2003     279,476    8.88  to     8.93          2,493,972  1.52% to 1.97%        0.00%   49.20%      to    49.93%
2002      21,470    5.95  to     5.96            127,859  1.52% to 1.97%        0.00%    8.48%(6)   to     8.62%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
Federated American Leaders Portfolio (Class 3)
2006   2,954,863   10.96  to    11.00(12)     60,618,449  1.15% to 2.05%        1.47%    8.49%(16)  to     8.94%(16)(13)
2005   2,563,558   17.59  to    17.97         45,910,950  1.52% to 1.97%        1.45%    2.38%      to     2.84%
2004   1,803,078   17.18  to    17.47         31,424,127  1.52% to 1.97%        1.59%    7.50%      to     7.98%
2003     479,279   15.98  to    16.18          7,744,918  1.52% to 1.97%        1.89%   24.36%      to    25.34%
2002      68,432   12.85  to    12.91            883,424  1.52% to 1.97%        0.00%    8.02%(6)   to     8.55%(6)

Foreign Value Portfolio (Class 3)
2006  20,072,470   11.23  to    11.27(12)    398,541,135  1.15% to 2.05%        0.97%   10.52%(16)  to    10.85%(16)(13)
2005  17,387,531   15.67  to    15.92        276,138,381  1.52% to 1.97%        0.00%    7.79%      to     8.28%
2004  11,695,786   14.54  to    14.70        171,656,726  1.52% to 1.97%        1.29%   17.43%      to    17.96%
2003   4,161,803   12.38  to    12.46         51,821,309  1.52% to 1.97%        0.06%   31.90%      to    32.49%
2002     286,107    9.39  to     9.41          2,690,488  1.52% to 1.97%        0.57%    4.65%(6)   to     4.87%(6)

Global Bond Portfolio (Class 3)
2006   2,672,319   10.08  to    10.11(12)     47,205,334  1.15% to 2.05%       10.28%    0.49%(16)  to     0.79%(16)(13)
2005   1,592,915   17.14  to    17.44         27,672,258  1.52% to 1.97%        3.23%    2.29%      to     2.76%
2004     984,302   16.76  to    16.97         16,657,356  1.52% to 1.97%        0.00%    1.69%      to     2.14%
2003     437,839   16.48  to    16.61          7,261,358  1.52% to 1.97%        0.00%    1.31%      to     1.76%
2002      17,670   16.25  to    16.32            288,310  1.52% to 1.97%        0.00%    0.93%(6)   to     1.42%(6)

Global Equities Portfolio (Class 3)
2006   1,185,703   11.13  to    11.18(12)     27,993,123  1.15% to 2.05%        0.81%    9.56%(16)  to     9.99%(16)(13)
2005     707,607   19.19  to    19.49         13,743,678  1.52% to 1.97%        0.07%   13.25%      to    13.76%
2004     421,371   16.95  to    17.13          7,200,517  1.52% to 1.97%        0.12%    9.44%      to     9.91%
2003     178,794   15.49  to    15.58(12)      2,782,623  1.52% to 1.97%        0.13%   23.67%      to    24.21%(13)
2002       9,243   12.52  to    12.55            115,958  1.52% to 1.97%        0.00%    6.93%(6)   to     7.16%(6)

Goldman Sachs Research Portfolio (Class 3)
2006     384,895   10.71  to    10.76(12)      3,086,071  1.15% to 2.05%        0.10%    6.62%(16)  to     7.07%(16)(13)
2005     216,548    6.95  to     7.03          1,517,038  1.52% to 1.97%        0.27%    1.39%      to     1.79%
2004     140,999    6.85  to     6.91            971,168  1.52% to 1.97%        0.00%   10.65%      to    11.03%
2003      30,118    6.19  to     6.22            187,086  1.52% to 1.97%        0.00%   22.50%      to    23.05%
2002       2,714    5.05  to     5.06             13,727  1.52% to 1.97%        0.00%    8.13%(6)   to     8.20%(6)

Growth-Income Portfolio (Class 3)
2006     685,463   10.70  to    10.73(12)     21,335,072  1.15% to 2.05%        0.53%    5.78%(16)  to     6.11%(16)(13)
2005     698,613   29.16  to    29.61         20,628,849  1.52% to 1.97%        0.34%    4.85%      to     5.32%
2004     669,308   27.81  to    28.12         18,778,665  1.52% to 1.97%        0.57%    9.09%      to     9.58%
2003     361,011   25.50  to    25.66          9,251,442  1.52% to 1.97%        1.04%   22.87%      to    23.43%
2002      68,132   20.75  to    20.79          1,415,931  1.52% to 1.97%        0.00%    3.21%(6)   to     3.41%(6)

Growth Opportunities Portfolio (Class 3)
2006   5,078,330   10.87  to    10.89(12)     28,417,659  1.15% to 2.05%        0.00%    5.77%(16)  to     6.03%(16)(13)
2005     941,986    4.91  to    5.03           4,716,663  1.52% to 1.97%        0.00%    5.29%      to     5.76%
2004     769,459    4.67  to    4.75           3,645,824  1.52% to 1.97%        0.00%    3.87%      to     4.31%
2003     414,765    4.49  to    4.56           1,887,938  1.52% to 1.97%        0.00%   31.11%      to    32.64%
2002      56,813    3.43  to    3.44             195,143  1.52% to 1.97%        0.00%    6.07%(6)   to     6.36%(6)

High-Yield Bond Portfolio (Class 3)
2006   4,049,169   10.47  to    10.51(12)     83,936,765  1.15% to 2.05%        8.52%    4.12%(16)  to     4.55%(16)(13)
2005   2,866,342   18.18  to    18.49         52,826,902  1.52% to 1.97%        9.57%    6.47%      to     6.96%
2004   2,535,698   17.07  to    17.29         43,718,981  1.52% to 1.97%        9.55%   14.88%      to    15.41%
2003   1,752,691   14.86  to    14.98         26,197,749  1.52% to 1.97%        8.44%   28.61%      to    29.27%
2002     115,765   11.56  to    11.59          1,339,542  1.52% to 1.97%        0.00%    5.52%(6)   to     5.80%(6)

International Diversified Equities Portfolio (Class 3)
2006  17,448,046   10.95  to    11.00(12)    250,526,418  1.15% to 2.05%        0.25%    7.36%(16)  to     7.84%(16)(13)
2005  13,189,193   11.70  to    11.88        156,308,756  1.52% to 1.97%        1.45%   11.29%      to    11.79%
2004   9,541,923   10.52  to    10.63        101,220,144  1.52% to 1.97%        2.30%   13.95%      to    14.46%
2003   3,686,965    9.23  to     9.29         34,195,694  1.52% to 1.97%        6.91%   28.93%      to    29.52%
2002     210,168    7.16  to     7.17          1,506,305  1.52% to 1.97%        0.00%    2.32%(6)   to     2.51%(6)

International Growth & Income Portfolio (Class 3)
2006   6,342,643   11.10  to    11.15(12)    117,562,282  1.15% to 2.05%        1.35%    9.01%(16)  to     9.44%(16)(13)
2005   3,137,910   14.74  to    14.94         46,777,214  1.52% to 1.97%        0.70%   11.78%      to    12.29%
2004   2,648,598   13.19  to    13.31         35,194,607  1.52% to 1.97%        1.26%   18.22%      to    18.75%
2003   1,168,993   11.16  to    11.20         13,093,660  1.52% to 1.97%        1.65%   33.93%      to    34.51%
2002     115,317    8.33  to     8.34            960,599  1.52% to 1.97%        0.00%    4.11%(6)   to     4.29%(6)

Marsico Growth Portfolio (Class 3)
2006   3,057,551   11.13  to    11.17(12)     36,778,126  1.15% to 2.05%        0.00%   10.02%(16)  to    10.44%(16)(13)
2005   2,549,066   11.14  to    11.30         28,756,731  1.52% to 1.97%        0.00%    8.28%      to     8.77%
2004   2,232,718   10.29  to    10.39         23,167,131  1.52% to 1.97%        0.00%    8.81%      to     9.31%
2003   1,300,665    9.46  to     9.51         12,352,523  1.52% to 1.97%        0.00%   27.38%      to    27.96%
2002     101,980    7.42  to     7.43            757,390  1.52% to 1.97%        0.00%   -2.92%(8)   to    -2.60%(6)

MFS Massachusetts Investors Trust Portfolio (Class 3)
2006   2,321,999   10.79  to    10.81(12)     53,764,055  1.15% to 2.05%        0.50%    6.65%(16)  to     6.82%(16)(13)
2005   2,160,255   20.59  to    20.90         45,036,510  1.52% to 1.97%        0.61%    5.36%      to     5.84%
2004   1,697,663   19.54  to    19.75         33,465,893  1.52% to 1.97%        0.71%    9.42%      to     9.90%
2003     831,007   17.86  to    17.97         14,918,833  1.52% to 1.97%        1.02%   19.82%      to    20.36%
2002      53,532   14.90  to    14.93            799,034  1.52% to 1.97%        0.00%    5.81%(6)   to     6.00%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
MFS Mid-Cap Growth Portfolio (Class 3)
2006   7,154,175   10.92  to    10.97(12)     76,689,316  1.15% to 2.05%        0.00%    7.46%(16)  to     7.96%(16)(13)
2005   6,332,686   10.51  to    10.67         67,407,060  1.52% to 1.97%        0.00%    0.92%      to     1.38%
2004   5,194,249   10.41  to    10.53         54,574,948  1.52% to 1.97%        0.00%   11.59%      to    12.09%
2003   2,839,185    9.33  to     9.39         26,634,953  1.52% to 1.97%        0.00%   34.25%      to    34.85%
2002     213,285    6.95  to     6.96          1,484,978  1.52% to 1.97%        0.00%    6.51%(6)   to     6.73%(6)

MFS Total Return Portfolio (Class 3)
2006  10,084,962   10.64  to    10.69(12)    278,884,644  1.15% to 2.05%        2.35%    5.54%(16)  to     6.01%(16)(13)
2005   7,613,011   24.82  to    25.24        191,580,360  1.52% to 1.97%        2.09%    0.79%      to     1.24%
2004   5,322,826   24.63  to    24.93        132,416,887  1.52% to 1.97%        0.20%    8.87%      to     9.36%
2003   2,258,368   22.62  to    22.80         51,426,805  1.52% to 1.97%        6.03%   14.32%      to    14.83%
2002     181,366   19.79  to    19.85          3,598,858  1.52% to 1.97%        0.00%    4.37%(6)   to     4.70%(6)

Putnam Growth: Voyager Portfolio (Class 3)
2006     264,972   11.07  to    11.10(12)      4,947,564  1.15% to 2.05%        0.00%    8.57%(16)  to     8.93%(16)(13)
2005     281,414   17.53  to    18.06          5,060,848  1.52% to 1.97%        0.44%    3.74%      to     4.21%
2004     185,991   16.90  to    17.33          3,213,032  1.52% to 1.97%        0.00%    2.68%      to     3.16%
2003     141,442   16.46  to    16.80          2,371,873  1.52% to 1.97%        0.12%   20.05%      to    21.84%
2002      31,739   13.71  to    13.78            437,384  1.52% to 1.97%        0.00%    4.03%(6)   to     4.60%(6)

Real Estate Portfolio (Class 3)
2006   3,472,777   11.10  to    11.17(12)    107,216,539  1.15% to 2.05%        1.30%    9.71%(16)  to    10.30%(16)(13)
2005   2,000,207   23.28  to    23.62         47,113,256  1.52% to 1.97%        1.98%   10.81%      to    11.31%
2004   1,398,233   21.01  to    21.22         29,611,420  1.52% to 1.97%        2.83%   31.62%      to    32.21%
2003     594,842   15.96  to    16.05          9,535,274  1.52% to 1.97%        3.64%   34.97%      to    35.60%
2002      36,041   11.82  to    11.84            426,417  1.52% to 1.97%        0.00%    2.39%(6)   to     2.54%(6)

Small & Mid Cap Value Portfolio (Class 3)
2006  13,641,167   10.99  to    11.03(12)    249,417,557  1.15% to 2.05%        0.08%    7.46%(16)  to     7.86%(16)(13)
2005  10,775,018   16.18  to    16.43        176,591,419  1.52% to 1.97%        0.00%    3.73%      to     4.20%
2004   7,568,354   15.59  to    15.77        119,131,771  1.52% to 1.97%        0.42%   15.54%      to    16.05%
2003   2,550,372   13.50  to    13.59         34,616,193  1.52% to 1.97%        0.01%   33.64%      to    34.25%
2002     175,424   10.10  to    10.12          1,774,785  1.52% to 1.97%        0.07%   10.03%(6)   to    10.27%(6)

Small Company Value Portfolio (Class 3)
2006   1,999,516   10.97  to    11.02(12)     20,238,125  1.15% to 2.05%        0.00%    7.25%(16)  to     7.71%(16)(13)
2005          --      --           --                 --             --           --       --                --
2004          --      --           --                 --             --           --       --                --
2003          --      --           --                 --             --           --       --                --
2002          --      --           --                 --             --           --       --                --

SunAmerica Balanced Portfolio(Class 3)
2006     963,493   10.61  to    10.65(12)     15,537,708  1.15% to 2.05%        2.60%    5.43%(16)  to     5.79%(16)(13)
2005     839,731   14.63  to    14.86         12,437,658  1.52% to 1.97%        2.25%   -0.34%      to     0.11%
2004     812,328   14.68  to    14.84         12,029,966  1.52% to 1.97%        1.47%    4.43%      to     4.91%
2003     397,349   14.06  to    14.15          5,614,623  1.52% to 1.97%        3.22%   12.59%      to    13.11%
2002      25,087   12.49  to    12.51            313,544  1.52% to 1.97%        0.00%   -0.24%(6)   to    -0.07%(6)

Technology Portfolio (Class 3)
2006   5,308,607   10.68  to    10.73(12)     12,558,333  1.15% to 2.05%        0.00%    4.75%(16)  to     5.19%(16)(13)
2005   4,362,535    2.35  to     2.39         10,392,541  1.52% to 1.97%        0.00%   -2.41%      to    -1.97%
2004   3,648,226    2.41  to     2.44          8,870,679  1.52% to 1.97%        0.00%   -4.67%      to    -4.24%
2003   2,018,618    2.53  to     2.54          5,131,029  1.52% to 1.97%        0.00%   47.53%      to    48.20%
2002     147,353    1.71  to     1.72            252,890  1.52% to 1.97%        0.00%   19.66%(6)   to    19.85%(6)

Telecom Utility Portfolio (Class 3)
2006      79,302   11.19  to    11.24(12)      1,186,455  1.15% to 2.05%        4.50%   11.36%(16)  to    11.77%(16)(13)
2005      16,011   11.66  to    12.09            191,838  1.52% to 1.97%        4.38%    4.19%      to     4.66%
2004       7,468   11.19  to    11.55             85,506  1.52% to 1.97%        4.92%   14.23%      to    14.72%
2003       4,464    9.79  to    10.07             44,646  1.52% to 1.97%       10.96%   13.96%      to    16.76%
2002          37    8.59  to     8.62                322  1.52% to 1.97%        0.00%    5.17%(8)   to     5.52%(8)

Worldwide High Income Portfolio (Class 3)
2006      78,968   10.46  to    10.50(12)      1,662,700  1.15% to 2.05%        8.06%    3.94%(16)  to     4.35%(16)(13)
2005      65,141   19.07  to    19.66          1,276,519  1.52% to 1.97%        8.16%    4.93%      to     5.43%
2004      49,363   18.17  to    18.65            917,051  1.52% to 1.97%        6.71%    7.01%      to     7.50%
2003      26,197   16.98  to    17.34            453,299  1.52% to 1.97%       20.48%   21.77%      to    23.94%
2002          22   13.94  to    13.99                310  1.52% to 1.97%        0.00%    3.98%(8)   to     4.36%(8)

Comstock Portfolio (Class II)
2006  26,646,078   10.84  to    10.86(12)    376,648,609  1.15% to 2.05%        1.27%    7.33%(16)  to     7.56%(16)(13)
2005  27,979,899   12.17  to    12.46(12)    346,133,517  1.52% to 1.97%        0.88%    2.08%      to     2.54%
2004  22,295,013   11.92  to    12.15        269,006,904  1.52% to 1.97%        0.66%   15.14%      to    15.66%
2003  14,950,268   10.35  to    10.50        155,970,767  1.52% to 1.97%        0.65%   28.22%      to    28.80%
2002   8,525,888    8.07  to     8.17         69,071,417  1.52% to 1.97%        0.27%  -21.30%      to   -20.71%

Strategic Growth Portfolio (Class II)
2006   2,909,668   10.74  to    10.78(12)     28,337,928  1.15% to 2.05%        0.00%    6.36%(16)  to     6.75%(16)(13)
2005   3,095,493    9.61  to     9.76(12)     29,815,391  1.52% to 1.97%        0.01%    5.54%      to     6.01%
2004   3,220,823    9.11  to     9.21(12)     29,266,860  1.52% to 1.97%        0.00%    4.70%      to     5.17%
2003   2,923,540    8.70  to     8.76(12)     25,259,965  1.52% to 1.97%        0.00%   24.57%      to    25.13%
2002   1,545,515    6.84  to     7.00         10,675,131  1.52% to 1.97%        0.03%  -33.92%      to   -33.67%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
-----------------------------------------  -------------  -------------- ------------- ------------------------
Growth and Income Portfolio (Class II)
2006  31,791,446   10.83  to    10.89(12)    488,270,723  1.15% to 2.05%        0.91%    7.72%(16)  to     8.30%(16)(13)
2005  28,184,146   13.32  to    13.53        379,469,347  1.52% to 1.97%        0.78%    7.58%      to     8.06%(13)
2004  21,776,653   12.39  to    12.52(12)    271,558,342  1.52% to 1.97%        0.61%   11.90%      to    12.41%
2003  12,951,994   11.07  to    11.14(12)    143,874,667  1.52% to 1.97%        0.54%   25.20%      to    25.77%
2002   6,179,403    8.79  to     8.86         54,671,463  1.52% to 1.97%        0.22%  -16.32%      to   -16.03%

Balanced Portfolio (Class 1)
2006  18,183,081    9.95  to    10.17        183,998,899  1.40% to 1.80%        2.09%    8.63%      to     9.07%
2005  17,690,846    9.16  to     9.32        164,214,822  1.40% to 1.80%        1.90%    4.12%      to     4.53%
2004  17,103,475    8.80  to     8.92        151,947,986  1.40% to 1.80%        1.84%    8.16%      to     8.59%
2003  13,842,218    8.14  to     8.21        113,349,873  1.40% to 1.80%        2.34%   20.56%      to    21.04%
2002   8,307,418    6.75  to     6.79         56,256,951  1.40% to 1.80%        2.02%  -10.40%      to   -10.04%

Conservative Balanced Portfolio (Class 1)
2006   2,412,113    7.14  to     7.29         17,517,026  1.40% to 1.80%        2.69%    6.89%      to     7.32%
2005   2,473,645    6.68  to     6.79         16,746,150  1.40% to 1.80%        2.35%    2.73%      to     3.14%
2004   2,264,674    6.50  to     6.58         14,872,611  1.40% to 1.80%        1.99%    6.28%      to     6.71%
2003   1,796,864    6.12  to     6.17         11,062,689  1.40% to 1.80%        2.06%   15.00%      to    15.46%
2002     991,862    5.32  to     5.34          5,293,412  1.40% to 1.80%        0.67%   -3.99%      to    -3.61%

Conservative Growth Portfolio (Class 1)
2006   7,480,827   10.62  to    10.85         80,620,425  1.40% to 1.80%        1.58%   10.20%      to    10.64%
2005   7,747,501    9.64  to     9.80         75,537,055  1.40% to 1.80%        1.25%    5.13%      to     5.55%
2004   7,982,301    9.17  to     9.29         73,797,945  1.40% to 1.80%        1.36%    9.78%      to    10.22%
2003   7,321,077    8.35  to     8.43         61,463,053  1.40% to 1.80%        2.09%   26.45%      to    26.96%
2002   4,658,781    6.60  to     6.64         30,829,627  1.40% to 1.80%        2.89%  -17.01%      to   -16.69%

Equity Income Fund (Class 1)
2006   5,752,545   10.31  to    10.53         60,395,735  1.40% to 1.80%        1.60%   16.06%      to    16.52%
2005   3,551,907    8.88  to     9.04         31,983,343  1.40% to 1.80%        1.52%    8.30%      to     8.74%
2004   2,611,510    8.20  to     8.31         21,639,735  1.40% to 1.80%        1.77%   17.00%      to    17.47%
2003   2,359,443    7.01  to     7.08         16,659,742  1.40% to 1.80%        2.55%   27.78%      to    28.30%
2002   1,666,406    5.48  to     5.52          9,177,433  1.40% to 1.80%        1.94%  -14.06%      to   -13.72%

Flexible Income Portfolio (Class 1)
2006   3,921,709    8.10  to     8.29         32,371,535  1.40% to 1.80%        4.08%    4.94%      to     5.36%
2005   4,714,925    7.72  to     7.87         36,966,967  1.40% to 1.80%        3.29%    1.57%      to     1.97%
2004   4,698,052    7.60  to     7.72         36,143,342  1.40% to 1.80%        3.33%    4.57%      to     4.99%
2003   3,799,248    7.27  to     7.35         27,846,432  1.40% to 1.80%        2.44%   11.28%      to    11.73%
2002   2,083,910    6.53  to     6.58         13,683,644  1.40% to 1.80%        0.59%    0.32%      to     0.72%

Growth Fund (Class 1)
2006     221,503    7.09  to     7.25          1,595,675  1.40% to 1.80%        0.12%    3.07%      to     3.48%
2005     227,881    6.87  to     7.00          1,588,145  1.40% to 1.80%        0.57%    5.50%      to     5.92%
2004     265,990    6.52  to     6.61          1,752,597  1.40% to 1.80%        0.00%    6.29%      to     6.72%
2003     255,811    6.13  to     6.19          1,580,583  1.40% to 1.80%        0.00%   26.88%      to    27.39%
2002     197,794    4.83  to     4.86            960,165  1.40% to 1.80%        0.00%  -32.24%      to   -31.97%

Growth & Income Fund (Class 1)
2006   1,296,826    6.95  to     7.10          9,158,305  1.40% to 1.80%        1.44%    9.87%      to    10.31%
2005   1,284,847    6.33  to     6.44          8,231,857  1.40% to 1.80%        1.25%    1.46%      to     1.86%
2004   1,406,715    6.24  to     6.32          8,860,014  1.40% to 1.80%        1.05%    7.14%      to     7.57%
2003   1,229,108    5.82  to     5.88          7,203,781  1.40% to 1.80%        1.24%   24.54%      to    25.04%
2002     724,134    4.67  to     4.70          3,397,213  1.40% to 1.80%        0.72%  -22.56%      to   -22.25%

Income Fund (Class 1)
2006   2,122,228    7.13  to     7.29         15,411,695  1.40% to 1.80%        5.30%    3.03%      to     3.44%
2005   1,506,206    6.92  to     7.04         10,574,852  1.40% to 1.80%        5.60%    0.57%      to     0.98%
2004   1,419,702    6.88  to     6.97          9,872,875  1.40% to 1.80%        5.68%    3.68%      to     4.09%
2003   1,494,674    6.63  to     6.70          9,994,752  1.40% to 1.80%        6.18%    7.82%      to     8.26%
2002     857,444    6.15  to     6.19          5,296,791  1.40% to 1.80%        3.71%    7.67%      to     8.10%

International Growth Fund (Class 1)
2006     430,300    7.70  to     7.82          3,361,967  1.40% to 1.80%        1.29%   18.39%      to    18.87%
2005     145,387    6.50  to     6.58            955,377  1.40% to 1.80%        1.50%   15.76%      to    16.23%
2004      91,001    5.62  to     5.66            514,659  1.40% to 1.80%        1.11%   11.58%      to    12.04%
2003      36,535    5.04  to     5.05            184,369  1.40% to 1.80%        1.29%   33.09%      to    33.61%
2002      25,477    3.78  to     3.78             96,349  1.40% to 1.80%        0.93%  -17.18%      to   -16.89%

Mid Cap Stock Fund (Class 1)
2006     692,928   10.60  to    10.82          7,472,559  1.40% to 1.80%        1.65%   14.79%      to    15.25%
2005     600,391    9.23  to     9.39          5,615,742  1.40% to 1.80%        0.46%   11.37%      to    11.82%
2004     644,391    8.29  to     8.40          5,396,331  1.40% to 1.80%        1.62%   12.55%      to    13.00%
2003     426,405    7.37  to     7.43          3,162,251  1.40% to 1.80%        0.31%   25.46%      to    25.96%
2002     262,305    5.87  to     5.90          1,545,047  1.40% to 1.80%        0.20%  -11.94%      to   -11.60%

Money Market Fund (Class 1)
2006     616,894    5.80  to     5.95          3,665,896  1.40% to 1.80%        4.25%    2.50%      to     2.92%
2005     821,513    5.66  to     5.79          4,747,631  1.40% to 1.80%        2.51%    0.76%      to     1.17%
2004     724,436    5.62  to     5.72          4,137,109  1.40% to 1.80%        0.86%   -0.96%      to    -0.55%
2003     772,790    5.67  to     5.75(12)      4,437,070  1.40% to 1.80%        0.00%   -1.15%      to    -0.75%
2002     723,713    5.74  to     5.81          4,192,292  1.40% to 1.80%        1.27%   -0.43%      to    -0.03%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
------------------------------------------ -------------  --------------- ----------- -------------------------
REIT Fund (Class 1)
2006      94,034   20.94  to    21.24(12)      1,991,443  1.40% to 1.80%        2.32%   30.83%      to    31.36%
2005      59,048   16.00  to    16.17(12)        953,068  1.40% to 1.80%        1.78%    7.44%      to     7.88%(13)
2004      41,375   14.89  to    14.99(12)        619,770  1.40% to 1.80%        1.33%   29.94%      to    31.06%(13)
2003          39   11.43  to    11.46(12)            452  1.40% to 1.80%        0.00%   14.34%(9)   to    14.62%(9)(13)
2002          --      --           --                 --             --           --       --                --

Short Term Income Fund (Class 1)
2006     525,980    6.56  to     6.70          3,500,054  1.40% to 1.80%        4.83%    2.72%      to     3.14%
2005     439,013    6.38  to     6.50          2,847,813  1.40% to 1.80%        4.05%   -0.18%      to     0.22%
2004     599,257    6.39  to     6.49          3,875,626  1.40% to 1.80%        3.93%    0.25%      to     0.65%
2003     693,162    6.38  to     6.44          4,457,940  1.40% to 1.80%        6.14%    3.64%      to     4.06%
2002     329,922    6.15  to     6.20          2,038,212  1.40% to 1.80%        2.49%    4.38%      to     4.80%

Small Cap Growth Fund (Class 1)
2006     271,871    6.75  to     6.89          1,863,932  1.40% to 1.80%        0.00%    4.91%      to     5.33%
2005     264,931    6.44  to     6.54          1,725,811  1.40% to 1.80%        0.00%   -3.48%      to    -3.09%
2004     337,467    6.67  to     6.75          2,271,166  1.40% to 1.80%        0.00%    2.81%      to     3.22%
2003     244,843    6.49  to     6.54          1,597,697  1.40% to 1.80%        0.00%   68.36%      to    69.03%
2002     124,815    3.85  to     3.87            482,497  1.40% to 1.80%        0.00%  -48.09%      to   -47.88%

Small Cap Value Fund (Class 1)
2006      19,578   10.86  to    11.09            217,020  1.40% to 1.80%        1.04%    9.21%      to    10.66%
2005       5,392    9.95  to    10.02             54,025  1.40% to 1.80%        0.00%   -0.54%(14)  to     0.20%(14)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

Strategic Growth Portfolio (Class 1)
2006   2,028,132   11.69  to    11.93(12)     24,061,064  1.40% to 1.80%        1.05%   11.04%      to    11.49%
2005   2,003,751   10.53  to    10.70(12)     21,337,914  1.40% to 1.80%        0.66%    5.79%      to     6.21%
2004   1,918,099    9.95  to    10.07(12)     19,241,277  1.40% to 1.80%        0.65%   10.82%      to    11.26%
2003   1,520,558    8.98  to     9.05(12)     13,717,984  1.40% to 1.80%        1.38%   30.70%      to    31.23%
2002     918,045    6.86  to     6.90          6,316,415  1.40% to 1.80%        3.83%  -21.94%      to   -21.62%

U.S. Government Securities Fund (Class 1)
2006   1,695,485    6.58  to     6.72         11,351,666  1.40% to 1.80%        4.71%    2.59%      to     3.00%
2005   1,977,696    6.42  to     6.53         12,863,553  1.40% to 1.80%        4.50%    0.45%      to     0.85%
2004   2,299,797    6.39  to     6.47         14,843,010  1.40% to 1.80%        3.89%    1.93%      to     2.34%
2003   3,168,730    6.27  to     6.32         20,001,877  1.40% to 1.80%        5.15%    0.31%      to     0.72%
2002   2,219,244    6.25  to     6.28         13,912,635  1.40% to 1.80%        2.94%    6.93%      to     7.37%

West Coast Equity Fund (Class 1)
2006   2,438,907   12.34  to    12.61         30,663,761  1.40% to 1.80%        0.48%   10.03%      to    10.47%
2005   1,548,615   11.21  to    11.41         17,615,587  1.40% to 1.80%        0.70%    6.64%      to     7.06%
2004   1,358,062   10.52  to    10.66         14,438,128  1.40% to 1.80%        0.26%   11.01%      to    11.46%
2003   1,119,812    9.47  to     9.56         10,685,593  1.40% to 1.80%        0.27%   40.80%      to    41.37%
2002     753,358    6.73  to     6.77          5,088,442  1.40% to 1.80%        0.49%  -23.93%      to   -23.62%

Balanced Portfolio (Class 2)
2006  16,711,342    9.77  to     9.99        166,390,537  1.52% to 1.95%        1.93%    8.24%      to     8.71%
2005  16,561,610    9.03  to     9.19        151,793,970  1.52% to 1.95%        1.74%    3.68%      to     4.13%
2004  14,862,942    8.71  to     8.83        130,881,501  1.52% to 1.95%        1.70%    7.71%      to     8.18%
2003   9,477,417    8.09  to     8.16         77,198,534  1.52% to 1.95%        2.06%   20.10%      to    20.63%
2002   4,444,727    6.73  to     6.77         30,039,868  1.52% to 1.95%        2.08%  -10.74%      to     5.53%(6)

Conservative Balanced Portfolio (Class 2)
2006   3,394,114    7.01  to     7.16         24,267,380  1.55% to 1.95%        2.55%    6.40%      to     6.83%
2005   3,386,456    6.59  to     6.70         22,668,556  1.55% to 1.95%        2.12%    2.35%      to     2.76%
2004   2,311,026    6.44  to     6.52         15,053,195  1.55% to 1.95%        1.88%    5.80%      to     6.22%
2003   1,108,644    6.09  to     6.14          6,800,644  1.55% to 1.95%        1.73%   14.57%      to    15.04%
2002     392,944    5.31  to     5.34          2,096,260  1.55% to 1.95%        0.67%   -4.33%      to    -3.96%

Conservative Growth Portfolio (Class 2)
2006   7,199,949   10.40  to    10.61         76,120,627  1.52% to 1.95%        1.38%    9.78%      to    10.26%
2005   6,262,591    9.47  to     9.62         60,112,261  1.52% to 1.95%        1.09%    4.64%      to     5.10%
2004   5,494,544    9.05  to     9.16(12)     50,212,271  1.52% to 1.95%        1.26%    9.42%      to     9.90%
2003   3,573,610    8.27  to     8.33         29,733,408  1.52% to 1.95%        1.95%   25.89%      to    26.45%
2002   2,112,516    6.57  to     6.59         13,916,380  1.52% to 1.95%        3.05%  -17.31%      to     6.56%(6)

Equity Income Fund (Class 2)
2006   4,996,995   10.08  to    10.29         51,305,430  1.55% to 1.95%        1.50%   15.58%      to    16.04%
2005   3,594,472    8.72  to     8.86         31,798,289  1.55% to 1.95%        1.42%    7.85%      to     8.29%
2004   2,260,288    8.08  to     8.19         18,459,243  1.55% to 1.95%        1.58%   16.52%      to    16.99%
2003   1,463,207    6.94  to     7.00         10,218,103  1.55% to 1.95%        2.27%   27.23%      to    27.74%
2002     990,959    5.45  to     5.48          5,420,503  1.55% to 1.95%        2.08%  -14.32%      to   -14.00%

Flexible Income Portfolio (Class 2)
2006   6,820,316    7.98  to     8.12         55,327,490  1.55% to 1.95%        3.93%    4.55%      to     4.97%
2005   9,335,143    7.63  to     7.74         72,158,552  1.55% to 1.95%        3.10%    1.10%      to     1.51%
2004   8,110,654    7.55  to     7.62         61,768,123  1.55% to 1.95%        3.14%    4.18%      to     4.61%
2003   4,480,205    7.24  to     7.29         32,623,129  1.55% to 1.95%        2.12%   10.84%      to    11.29%
2002   1,395,827    6.54  to     6.55          9,135,987  1.55% to 1.95%        0.49%   -0.03%      to     0.35%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
------------------------------------------ -------------  --------------- ------------ ------------------------
Growth Fund (Class 2)
2006     135,152    6.96  to     7.11            957,698  1.55% to 1.95%        0.00%    2.61%      to     3.02%
2005     158,725    6.78  to     6.90          1,092,368  1.55% to 1.95%        0.29%    5.10%      to     5.53%
2004     193,649    6.45  to     6.54          1,263,148  1.55% to 1.95%        0.00%    5.93%      to     6.35%
2003     197,257    6.09  to     6.15          1,210,182  1.55% to 1.95%        0.00%   26.33%      to    26.84%
2002     128,401    4.82  to     4.85            621,532  1.55% to 1.95%        0.00%  -32.42%      to   -32.21%

Growth & Income Fund (Class 2)
2006      502,522   6.79  to     6.93          3,474,705  1.55% to 1.95%        1.20%    9.50%      to     9.94%
2005      526,805   6.20  to     6.30          3,310,365  1.55% to 1.95%        1.02%    0.98%      to     1.38%
2004      540,874   6.14  to     6.22          3,353,282  1.55% to 1.95%        0.91%    6.68%      to     7.11%
2003      463,473   5.75  to     5.81          2,685,128  1.55% to 1.95%        1.07%   24.05%      to    24.55%
2002      279,444   4.64  to     4.66          1,300,502  1.55% to 1.95%        0.77%  -22.89%      to   -22.52%

Income Fund (Class 2)
2006   2,210,997    7.01  to     7.16         15,802,004  1.55% to 1.95%        5.41%    2.57%      to     2.98%
2005   2,876,751    6.84  to     6.95         19,976,647  1.55% to 1.95%        5.72%    0.08%      to     0.49%
2004   3,337,116    6.83  to     6.92         23,063,724  1.55% to 1.95%        5.76%    3.28%      to     3.69%
2003   3,154,678    6.62  to     6.67         21,031,226  1.55% to 1.95%        5.83%    7.36%      to     7.79%
2002   1,324,319    6.16  to     6.19          8,189,881  1.55% to 1.95%        3.06%    7.31%      to     7.74%

International Growth Fund (Class 2)
2006     581,190    7.59  to     7.68          4,461,640  1.55% to 1.95%        1.52%   17.95%      to    18.42%
2005     139,057    6.43  to     6.49            900,848  1.55% to 1.95%        1.39%   15.33%      to    15.79%
2004      46,252    5.58  to     5.60(12)        258,869  1.55% to 1.95%        1.09%   11.11%      to    11.58%
2003      32,196    5.02  to     5.02(12)        161,536  1.55% to 1.95%        1.01%   32.47%      to    33.02%
2002      24,725    3.76  to     3.79             93,445  1.55% to 1.95%        1.57%  -17.34%      to   -16.64%

Mid Cap Stock Fund (Class 2)
2006     372,499   10.35  to    10.57          3,927,186  1.55% to 1.95%        1.51%   14.31%      to    14.77%
2005     328,177    9.06  to     9.21          3,013,085  1.55% to 1.95%        0.27%   10.93%      to    11.38%
2004     310,386    8.16  to     8.27          2,559,976  1.55% to 1.95%        0.19%   12.07%      to    12.52%
2003     206,416    7.28  to     7.35          1,513,958  1.55% to 1.95%        0.15%   24.99%      to    25.50%
2002     115,793    5.83  to     5.86            676,899  1.55% to 1.95%        0.17%  -12.25%      to   -11.90%

Money Market Fund (Class 2)
2006     468,575    5.72  to     5.84          2,724,190  1.55% to 1.95%        4.11%    2.10%      to     2.51%
2005     573,706    5.60  to     5.69          3,261,968  1.55% to 1.95%        2.31%    0.37%      to     0.77%
2004     951,574    5.58  to     5.65          5,369,307  1.55% to 1.95%        0.64%   -1.35%      to    -0.94%
2003     539,334    5.66  to     5.70          3,070,680  1.55% to 1.95%        0.00%   -1.55%      to    -1.15%
2002     811,865    5.75  to     5.77          4,680,826  1.55% to 1.95%        1.03%   -0.83%      to    -0.42%

REIT Fund (Class 2)
2006     108,166   20.40  to    21.27          2,294,813  1.55% to 1.95%        1.92%   30.34%      to    30.86%
2005      58,819   15.65  to    16.26            953,457  1.55% to 1.95%        2.28%    6.40%      to     7.43%
2004      12,753   14.71  to    15.13            192,855  1.55% to 1.95%        1.04%   29.08%      to    31.18%
2003          26   11.39  to    11.54                302  1.55% to 1.95%        0.00%   13.93%(9)   to    15.35%(9)
2002          --      --           --                 --             --           --       --               --

Short Term Income Fund (Class 2)
2006     480,261    6.47  to     6.59          3,160,390  1.55% to 1.95%        4.39%    2.23%      to     2.64%
2005     792,896    6.32  to     6.42          5,083,545  1.55% to 1.95%        3.83%   -0.20%      to     0.20%
2004   1,082,867    6.34  to     6.41          6,932,898  1.55% to 1.95%        4.00%   -0.36%      to     0.04%
2003     959,531    6.36  to     6.41          6,143,271  1.55% to 1.95%        0.00%    3.43%      to     3.85%
2002     192,367    6.15  to     6.17          1,186,149  1.55% to 1.95%        3.57%    3.84%      to     4.26%

Small Cap Growth Fund (Class 2)
2006     147,936    6.63  to     6.74            994,542  1.55% to 1.95%        0.00%    4.53%      to     4.94%
2005     166,608    6.34  to     6.42          1,067,052  1.55% to 1.95%        0.00%   -3.94%      to    -3.55%
2004     175,772    6.60  to     6.66          1,168,947  1.55% to 1.95%        0.00%    2.47%      to     2.89%
2003     159,481    6.44  to     6.47          1,031,091  1.55% to 1.95%        0.00%   67.65%      to    68.32%
2002      60,788    3.84  to     3.85            233,628  1.55% to 1.95%        0.00%  -48.25%      to   -48.08%

Small Cap Value Fund (Class 2)
2006      23,541   10.90  to    11.05            260,044  1.55% to 1.95%        0.96%    9.78%      to    10.15%
2005       1,465    9.93  to    10.04             14,625  1.55% to 1.95%        0.00%   -0.75%(14)  to     0.36%(14)
2004          --      --           --                 --             --           --       --               --
2003          --      --           --                 --             --           --       --               --
2002          --      --           --                 --             --           --       --               --

Strategic Growth Portfolio (Class 2)
2006   2,516,995   11.45  to    11.71         29,288,163  1.52% to 1.95%        0.88%   10.59%      to    11.07%
2005   1,933,183   10.35  to    10.55         20,280,840  1.52% to 1.95%        0.49%    5.40%      to     5.85%
2004   1,494,603    9.82  to     9.96         14,836,003  1.52% to 1.95%        0.56%   10.37%      to    10.85%
2003     855,160    8.90  to     8.99          7,660,858  1.52% to 1.95%        1.12%   30.20%      to    30.77%
2002     338,480    6.83  to     6.87          2,319,061  1.52% to 1.95%        3.50%  -22.11%      to     7.64%

U.S. Government Securities Fund (Class 2)
2006     768,702    6.44  to     6.56          5,028,514  1.55% to 1.95%        4.53%    2.21%      to     2.62%
2005   1,364,116    6.30  to     6.39          8,703,199  1.55% to 1.95%        4.09%    0.05%      to     0.45%
2004   2,000,572    6.30  to     6.36         12,714,269  1.55% to 1.95%        3.67%    1.59%      to     1.99%
2003   2,594,953    6.20  to     6.24         16,176,032  1.55% to 1.95%        5.30%   -0.10%      to     0.30%
2002   1,971,991    6.20  to     6.22         12,261,264  1.55% to 1.95%        2.78%    6.49%      to     6.91%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
---------------------------------------- ---------------  --------------  ------------  -----------------------
West Coast Equity Fund (Class 2)
2006   1,174,244   12.04  to    12.29         14,402,243  1.55% to 1.95%        0.31%    9.59%      to    10.03%
2005     904,287   10.99  to    11.17         10,079,033  1.55% to 1.95%        0.52%    6.20%      to     6.63%
2004     772,450   10.34  to    10.48          8,075,522  1.55% to 1.95%        0.14%   10.54%      to    10.99%
2003     548,933    9.36  to     9.44          5,171,578  1.55% to 1.95%        0.14%   40.18%      to    40.74%
2002     345,471    6.68  to     6.71          2,313,911  1.55% to 1.95%        0.62%  -24.10%      to   -23.84%

Columbia Asset Allocation Fund, Variable Series (Class A)
2006     121,392   11.18  to    11.33          1,373,371  1.52% to 1.77%        4.62%    7.27%      to     7.55%
2005     132,012   10.43  to    10.54          1,389,269  1.52% to 1.77%        0.01%    2.63%      to     2.89%
2004     145,751   10.16  to    10.24          1,491,383  1.52% to 1.77%        1.42%    6.31%      to     6.58%
2003     133,666    9.56  to     9.61          1,283,500  1.52% to 1.77%        1.71%   17.00%(10)  to    17.30%(13)
2002      39,141    8.17  to     8.19            320,275  1.52% to 1.77%        1.97%  -15.05%      to   -14.84%

Columbia Large Cap Value Fund, Variable Series (Class A)
2006     581,409   12.98  to    13.17          7,643,812  1.52% to 1.77%        3.09%   16.08%      to    16.37%
2005     599,870   11.18  to    11.32          6,780,888  1.52% to 1.77%        0.00%    7.41%      to     7.68%
2004     586,677   10.41  to    10.51          6,158,558  1.52% to 1.77%        1.38%   11.19%      to    11.47%
2003     391,898    9.36  to     9.43          3,691,238  1.52% to 1.77%        1.52%   27.89%(10)  to    28.22%(7)(13)
2002     206,372    7.32  to     7.35          1,514,847  1.52% to 1.77%        0.94%  -22.12%      to   -21.93%

Columbia Small Company Growth Fund, Variable Series (Class A)
2006     337,697   11.88  to    12.06          4,061,145  1.52% to 1.77%        0.00%   10.44%      to    10.71%
2005     366,653   10.75  to    10.89          3,985,116  1.52% to 1.77%        0.00%    4.25%      to     4.52%
2004     375,891   10.32  to    10.42          3,909,951  1.52% to 1.77%        0.00%    8.22%      to     8.49%
2003     357,716    9.53  to     9.61          3,430,944  1.52% to 1.77%        0.00%   32.60%(10)  to    32.93%(7)(13)
2002     299,049    7.19  to     7.23          1,653,094  1.52% to 1.77%        0.11%  -27.70%      to   -27.48%

Columbia High Yield Fund, Variable Series (Class A)
2006   1,942,396   15.71  to    15.95(12)     30,752,895  1.52% to 2.02%        2.48%    4.54%(17)  to     9.57%
2005   2,033,900   14.27  to    14.55         29,412,528  1.52% to 1.97%        0.16%    0.16%      to     0.61%
2004   1,849,045   14.24  to    14.46         26,605,972  1.52% to 1.97%        7.26%    9.23%      to     9.73%
2003   1,240,366   13.04  to    13.18         16,287,265  1.52% to 1.97%        9.03%   28.65%      to    29.24%(13)
2002     525,866   10.13  to    10.20          5,347,918  1.52% to 1.97%       10.75%    0.26%      to     0.65%

Columbia Marsico Focused Equities Fund, Variable Series (Class A)
2006   6,596,122   11.73  to    11.97         78,555,725  1.52% to 2.02%        0.00%    6.64%      to     8.34%(17)(13)
2005   5,556,354   11.05  to    11.22(12)     62,097,834  1.52% to 1.97%        0.00%    8.16%      to     8.65%
2004   4,478,641   10.22  to    10.33(12)     46,102,891  1.52% to 1.97%        0.00%    9.18%      to     9.67%
2003   2,485,461    9.36  to     9.42(12)     23,341,858  1.52% to 1.97%        0.00%   30.51%      to    31.10%(13)
2002   1,021,100    7.12  to     7.19          7,318,854  1.52% to 1.97%        0.00%  -16.64%      to   -16.33%

Columbia Marsico Growth Fund, Variable Series (Class A)
2006     630,078   10.44  to    10.59          6,660,456  1.52% to 1.77%        0.00%    4.23%      to     4.49%
2005     651,793   10.02  to    10.14          6,596,770  1.52% to 1.77%        0.00%    5.56%      to     5.83%
2004     632,492    9.49  to     9.58          6,050,578  1.52% to 1.77%        0.00%   11.05%      to    11.33%
2003     369,519    8.55  to     8.60          3,174,634  1.52% to 1.77%        0.00%   28.30%(10)  to    28.62%(13)
2002     232,550    6.66  to     6.69          1,553,431  1.52% to 1.77%        0.00%  -17.60%      to   -17.40%

Columbia Marsico 21st Century Fund, Variable Series (Class A)
2006     133,483   15.94  to    16.17          2,152,593  1.52% to 1.77%        0.18%   17.64%      to    17.94%
2005     111,169   13.55  to    13.71          1,520,921  1.52% to 1.77%        0.00%    5.99%      to     6.26%
2004     100,867   12.78  to    12.90          1,298,934  1.52% to 1.77%        0.00%   20.21%      to    20.51%
2003      86,139   10.64  to    10.71            920,735  1.52% to 1.77%        0.00%   46.26%(10)  to    46.63%(13)
2002      49,007    7.27  to     7.30            357,174  1.52% to 1.77%        0.00%   -9.81%      to    -9.58%

Columbia Marsico International Opportunities Fund, Variable Series (Class B)
2006     407,568   19.27  to    19.50          7,939,963  1.52% to 1.77%        0.29%   21.06%      to    21.36%
2005     411,931   15.92  to    16.07          6,614,879  1.52% to 1.77%        0.10%   17.43%      to    17.73%
2004     383,059   13.55  to    13.65          5,225,332  1.52% to 1.77%        0.39%   14.55%      to    14.84%
2003     192,174   11.83  to    11.89          2,283,113  1.52% to 1.77%        0.02%   37.81%(10)  to    38.15%(7)(13)
2002      18,926    8.59  to     8.60            162,764  1.52% to 1.77%        0.07%   -8.97%      to    -8.74%

Columbia Mid Cap Growth Fund, Variable Series (Class A)
2006     224,283    9.05  to     9.84          2,165,600  1.52% to 1.77%        0.00%   15.62%      to    15.91%
2005     228,270    7.83  to     8.49          1,906,504  1.52% to 1.77%        0.00%    3.34%      to     3.60%
2004     246,614    7.57  to     8.20          1,982,491  1.52% to 1.77%        0.00%   12.09%      to    12.37%
2003     283,225    6.76  to     7.29          2,026,521  1.52% to 1.77%        0.00%   25.24%(10)  to    25.55%(7)(13)
2002     144,587    5.40  to     5.81            825,185  1.52% to 1.77%        0.00%  -35.16%      to   -35.00%

Asset Allocation Fund (Class 2)
2006   9,276,573   15.92  to    16.09        149,201,594  1.52% to 1.77%        2.24%    4.73%(18)  to    12.93%
2005   9,064,421   14.14  to    14.25        129,113,737  1.52% to 1.77%        2.30%    7.23%      to     7.49%
2004   8,000,915   13.18  to    13.26        106,035,631  1.52% to 1.77%        2.23%    6.44%      to     6.71%
2003   5,084,597   12.38  to    12.42         63,156,767  1.52% to 1.77%        3.43%   19.62%      to    19.92%
2002   1,086,490   10.35  to    10.36         11,255,126  1.52% to 1.77%        3.98%    3.53%(6)   to     3.59%(6)

Global Growth Fund (Class 2)
2006  24,092,230   21.32  to    21.74        522,537,934  1.52% to 1.97%        0.83%   18.08%      to    18.61%
2005  17,105,037   18.05  to    18.32        312,995,114  1.52% to 1.97%        0.65%   11.85%      to    12.36%
2004  11,930,319   16.14  to    16.31        194,389,514  1.52% to 1.97%        0.42%   11.28%      to    11.78%
2003   4,205,634   14.50  to    14.59         61,333,079  1.52% to 1.97%        0.28%   32.66%      to    33.25%(13)
2002     487,883   10.93  to    10.95          5,341,576  1.52% to 1.97%        0.00%    9.33%(6)   to     9.49%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
---------------------------------------- ---------------  --------------  ------------  -----------------------
Growth Fund (Class 2)
2006  39,467,458   19.81  to    20.19        795,069,301  1.52% to 1.97%        0.85%    8.07%      to     8.56%
2005  32,609,118   18.33  to    18.60        605,616,325  1.52% to 1.97%        0.75%   13.93%      to    14.44%
2004  24,939,252   16.09  to    16.25        404,936,125  1.52% to 1.97%        0.21%   10.31%      to    10.81%
2003  11,805,761   14.58  to    14.67        173,093,030  1.52% to 1.97%        0.21%   34.15%      to    34.76%(13)
2002   1,185,593   10.87  to    10.88         12,902,924  1.52% to 1.97%        0.06%    8.72%(6)   to     8.84%(6)

Growth-Income Fund (Class 2)
2006  43,071,182   17.90  to    18.25        784,498,398  1.52% to 1.97%        1.65%   12.96%      to    13.47%
2005  37,438,659   15.85  to    16.09        601,415,194  1.52% to 1.97%        1.41%    3.77%      to     4.24%
2004  30,282,053   15.27  to    15.43        466,901,784  1.52% to 1.97%        1.05%    8.23%      to     8.71%
2003  14,522,142   14.11  to    14.20        206,073,341  1.52% to 1.97%        1.64%   29.86%      to    30.44%(13)
2002   1,992,661   10.87  to    10.88         21,685,563  1.52% to 1.97%        1.80%    8.65%(6)   to     8.84%(6)

Asset Allocation Fund (Class 3)
2006   1,601,343   47.08  to    47.51         76,054,888  1.30% to 1.40%        2.15%   13.16%      to    13.27%
2005   1,812,146   41.60  to    41.95         75,989,381  1.30% to 1.40%        2.16%    7.74%      to     7.85%
2004   2,082,420   38.62  to    38.89         80,971,645  1.30% to 1.40%        4.45%    7.01%      to     7.12%
2003   2,317,436   36.09  to    36.31         84,126,831  1.30% to 1.40%        3.58%   21.27%      to    21.39%
2002   2,583,470   29.76  to    29.91         77,262,301  1.30% to 1.40%        3.62%  -12.95%      to   -12.86%

Cash Management Fund (Class 3)
2006     836,379   21.56  to    21.76         18,196,166  1.30% to 1.40%        2.19%    3.19%      to     3.29%
2005     745,114   20.89  to    21.06         15,694,797  1.30% to 1.40%        0.69%    1.31%      to     1.41%
2004     956,023   20.62  to    20.77         19,856,923  1.30% to 1.40%        1.18%   -0.59%      to    -0.49%
2003   1,135,175   20.75  to    20.87         23,692,911  1.30% to 1.40%        1.21%   -1.09%      to    -0.99%
2002   2,004,754   20.97  to    21.08         42,259,574  1.30% to 1.40%        2.96%   -0.48%      to    -0.37%

Growth Fund (Class 3)
2006   2,476,760  180.50  to   182.16        451,036,649  1.30% to 1.40%        0.77%    8.75%      to     8.86%
2005   2,965,878  165.97  to   167.33        496,145,405  1.30% to 1.40%        0.69%   14.66%      to    14.78%
2004   3,520,459  144.75  to   145.79        513,110,307  1.30% to 1.40%        0.57%    9.41%      to     9.52%
2003   4,207,150  132.29  to   133.11        559,902,919  1.30% to 1.40%        0.14%   34.39%      to    34.52%
2002   4,669,319   98.44  to    98.95        461,949,416  1.30% to 1.40%        0.17%  -24.66%      to   -24.59%

Growth-Income Fund (Class 3)
2006   3,444,347  131.72  to   132.93        457,705,512  1.30% to 1.40%        1.52%   13.70%      to    13.81%
2005   4,017,990  115.85  to   116.80        469,155,690  1.30% to 1.40%        1.29%    4.41%      to     4.52%
2004   4,788,401  110.95  to   111.75        534,964,148  1.30% to 1.40%        2.14%    8.31%      to     8.42%
2003   5,701,900  102.44  to   103.07        587,583,397  1.30% to 1.40%        1.68%   31.61%      to    31.74%
2002   6,379,611   77.84  to    78.24        499,046,074  1.30% to 1.40%        1.63%  -19.66%      to   -19.58%

High-Income Bond Fund (Class 3)
2006     489,770   67.79  to    68.41         33,496,125  1.30% to 1.40%        5.87%    9.12%      to     9.23%
2005     587,965   62.12  to    62.63         36,815,196  1.30% to 1.40%        5.93%    0.83%      to     0.93%
2004     725,768   61.61  to    62.05         45,026,494  1.30% to 1.40%       13.26%    7.87%      to     7.98%
2003     913,033   57.12  to    57.47         52,459,226  1.30% to 1.40%        8.08%   22.07%      to    22.19%
2002   1,001,634   46.79  to    47.03         47,100,049  1.30% to 1.40%        9.72%   -1.88%      to    -1.78%

International Fund (Class 3)
2006   2,405,011   49.63  to    50.09        120,436,613  1.30% to 1.40%        1.61%   17.42%      to    17.53%
2005   2,663,104   42.27  to    42.62        113,464,916  1.30% to 1.40%        1.42%   19.85%      to    19.97%
2004   3,184,962   35.27  to    35.52        113,116,567  1.30% to 1.40%        2.40%   16.29%      to    16.41%
2003   3,732,955   30.33  to    30.52        113,895,501  1.30% to 1.40%        0.82%   29.37%      to    29.50%
2002   4,388,586   23.44  to    23.57        103,399,320  1.30% to 1.40%        1.35%  -14.15%      to   -14.07%

U.S. Government/AAA-Rated Securities Fund (Class 3)
2006     996,762   31.78  to    32.07         31,959,063  1.30% to 1.40%        3.74%    2.36%      to     2.46%
2005   1,242,128   31.04  to    31.30         38,870,364  1.30% to 1.40%        3.72%    1.07%      to     1.17%
2004   1,391,833   30.72  to    30.94         43,050,579  1.30% to 1.40%       10.29%    1.85%      to     1.95%
2003   1,832,114   30.16  to    30.35         55,586,852  1.30% to 1.40%        4.97%    0.77%      to     0.87%
2002   2,459,385   29.93  to    30.08         73,975,247  1.30% to 1.40%        4.99%    7.22%      to     7.33%

Growth and Income Portfolio (Class VC)
2006  17,926,774   10.58  to    10.62(12)    246,019,110  1.15% to 2.05%        1.35%    4.82%(16)  to     5.29%(16)(13)
2005  15,827,941   11.64  to    11.91        188,203,284  1.52% to 1.97%        1.04%    1.23%      to     1.69%
2004  13,083,519   11.50  to    11.71        153,058,883  1.52% to 1.97%        1.03%   10.47%      to    10.96%
2003   7,096,599   10.41  to    10.56         74,869,034  1.52% to 1.97%        0.99%   28.48%      to    29.05%
2002   2,431,856    8.10  to     8.18         19,890,469  1.52% to 1.97%        1.50%  -18.41%(4)   to     0.34%(5)

Mid-Cap Value Portfolio (Class VC)
2006   6,529,071   14.90  to    15.08         98,390,983  1.52% to 1.77%        0.46%   10.26%      to    10.54%
2005   8,338,434   13.51  to    13.64        113,685,375  1.52% to 1.77%        0.46%    6.33%      to     6.59%
2004   7,282,874   12.71  to    12.80         93,178,487  1.52% to 1.77%        0.39%   21.87%      to    22.18%
2003   3,755,083   10.43  to    10.47         39,325,869  1.52% to 1.77%        0.73%   22.58%      to    22.88%
2002   1,722,533    8.51  to     8.52         14,682,783  1.52% to 1.77%        0.85%  -14.91%(4)   to   -14.76%(4)

BB&T Capital Manager Equity VIF Portfolio
2006     297,909   11.85  to    11.95(12)      3,554,572  1.52% to 2.02%        1.19%    6.79%(17)  to    14.01%
2005       3,383   10.32  to    10.48             35,013  1.52% to 1.97%        2.54%    3.22%(15)  to     4.79%(15)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
----------------------------------------- --------------  --------------  ------------  -----------------------
BB&T Large Cap VIF Portfolio
2006     174,402   12.43  to    12.53(12)      2,174,000  1.52% to 2.02%        0.97%    6.89%(17)  to    19.45%
2005      13,166   10.26  to    10.49            138,082  1.52% to 1.97%        1.18%    2.57%(15)  to     4.89%(15)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

BB&T Large Cap Growth VIF Portfolio
2006      21,292   10.54  to    10.60(12)        225,509  1.52% to 2.02%        0.54%    4.08%(17)  to     4.23%(17)(13)
2005       1,703   10.15  to    10.34             17,602  1.52% to 1.97%        0.34%    1.54%(15)  to     3.42%(15)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

BB&T Mid Cap Growth VIF Portfolio
2006     215,430   10.82  to    10.89(12)      2,343,054  1.52% to 2.02%        0.16%    5.69%(17)  to     5.93%(17)(13)
2005      22,213   10.67  to    10.71            237,746  1.52% to 1.97%        0.00%    6.73%(15)  to     7.08%(15)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

BB&T Special Opportunities Equity VIF Portfolio
2006     263,198   12.66  to    12.73(12)      3,349,682  1.52% to 2.02%        0.05%    8.33%(17)  to    22.83%
2005      24,009                10.36(12)        248,845  1.52% to 1.97%        0.00%    3.55%(15)  to     3.76%(15)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

BB&T Total Return Bond VIF Portfolio
2006     300,793   10.13  to    10.20(12)      3,070,867  1.52% to 2.02%        4.03%    0.05%(17)  to     1.91%
2005      26,825   10.01  to    10.07(12)        268,549  1.52% to 1.97%        0.44%    0.73%(15)  to     1.00%(15)(13)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of mortality and expense charges and distribution charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2003, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2003, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4) For the period from the effective date of May 1, 2002 to December 31, 2002.

(5) For the period from the effective date of August 1, 2002 to December 31, 2002.

(6) For the period from the effective date of September 30, 2002 to December 31, 2002.

(7) For the period from the effective date of July 28, 2003 to December 31, 2003.

(8) For the period from the effective date of November 11, 2002 to December 31, 2002.

(9) For the period from the effective date of October 1, 2003 to December 31, 2003.

(10) For the period from the effective date of April 7, 2003 to December 31, 2003.

(11) Beginning in 2003, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2003, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(12) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(13) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(14) For the period from the effective date of July 1, 2005 to December 31, 2005.

(15) For the period from the effective date of October 10, 2005 to December 31, 2005.

(16) For the period from the effective date of September 5, 2006 to December 31, 2006.

(17) For the period from the effective date of September 29, 2006 to December 31, 2006.

(18) For the period from the effective date of May 1, 2006 to December 31, 2006.